UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number:                 33-59474
                                     ------------------------------------



                     Principal Investors Fund, Inc.
 -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    711 High Street Des Moines, IA 50392-2080
 -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Princor Financial Services Corporation Des Moines, IA 50392-2080
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code:          515 247-5476
                                                   ---------------------------

Date of fiscal year end:     October 31, 2003
                        ----------------------------

Date of reporting period:   April 30, 2003
                        ----------------------------

Item 1. Report to Shareholders.


                               TABLE OF CONTENTS
                                                                        PAGE
Financial Statements and Highlights
 Statements of Assets and Liabilities...................................  2
 Statements of Operations .............................................. 18
 Statements of Changes in Net Assets.................................... 34
 Notes to Financial Statements.......................................... 57
 Schedules of Investments
  Balanced Fund......................................................... 95
  Bond & Mortgage Securities Fund.......................................109
  Capital Preservation Fund.............................................119
  Government Securities Fund............................................125
  High Quality Intermediate-Term Bond Fund..............................126
  High Quality Long-Term Bond Fund......................................134
  High Quality Short-Term Bond Fund.....................................141
  International Emerging Markets Fund...................................147
  International Fund I..................................................150
  International Fund II ................................................153
  International SmallCap Fund...........................................156
  LargeCap Blend Fund I.................................................160
  LargeCap Growth Fund..................................................164
  LargeCap S&P 500 Index Fund...........................................166
  LargeCap Value Fund...................................................174
  MidCap Blend Fund.....................................................177
  MidCap Growth Fund....................................................180
  MidCap S&P 400 Index Fund.............................................183
  MidCap Value Fund.....................................................190
  Money Market Fund.....................................................193
  Partners LargeCap Blend Fund..........................................196
  Partners LargeCap Blend Fund I........................................199
  Partners LargeCap Growth Fund.........................................203
  Partners LargeCap Growth Fund I.......................................207
  Partners LargeCap Growth Fund II......................................209
  Partners LargeCap Value Fund..........................................212
  Partners MidCap Blend Fund............................................215
  Partners MidCap Growth Fund...........................................219
  Partners MidCap Value Fund............................................222
  Partners SmallCap Blend Fund..........................................224
  Partners SmallCap Growth Fund I.......................................228
  Partners SmallCap Growth Fund II......................................231
  Partners SmallCap Value Fund..........................................233
  Partners SmallCap Value Fund I........................................235
  Preferred Securities Fund.............................................244
  Principal LifeTime 2010 Fund..........................................247
  Principal LifeTime 2020 Fund..........................................248
  Principal LifeTime 2030 Fund..........................................249
  Principal LifeTime 2040 Fund..........................................250
  Principal LifeTime 2050 Fund..........................................251
  Principal LifeTime Strategic Income Fund..............................252
  Real Estate Fund......................................................253
  SmallCap Blend Fund...................................................254
  SmallCap Growth Fund..................................................258
  SmallCap S&P 600 Index Fund...........................................262
  SmallCap Value Fund...................................................272
 Financial Highlights...................................................276
Board of Directors......................................................412
Shareholder Meeting Results.............................................414

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               BOND & MORTGAGE      CAPITAL
                                  BALANCED       SECURITIES      PRESERVATION
                                    FUND            FUND             FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ........................  $ 24,695,809    $219,909,300     $ 34,075,457
                                ============    ============     ============
ASSETS
Investment in securities--at
 value........................  $ 25,320,772    $225,490,577     $ 34,948,817
Cash..........................        10,053          12,333            1,630
Receivables:
 Capital Shares sold..........            --       1,211,259          178,065
 Dividends and interest.......        99,782       1,995,962          257,175
 Investment securities sold...       106,993       6,337,347          112,871
                                ------------    ------------     ------------
                  Total Assets    25,537,600     235,047,478       35,498,558
LIABILITIES
Accrued expenses..............        17,573          42,409            8,778
Payables:
 Capital Shares reacquired....        14,151          14,811               --
 Investment securities
  purchased...................       417,117      23,629,637        1,034,179
Wrapper agreements............            --              --          842,980
                                ------------    ------------     ------------
             Total Liabilities       448,841      23,686,857        1,885,937
                                ------------    ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...........  $ 25,088,759    $211,360,621     $ 33,612,621
                                ============    ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..............  $ 27,548,542    $206,021,748     $ 33,553,243
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)........................        98,811          22,171           59,378
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).........    (3,183,557)       (264,575)         (30,380)
Net unrealized appreciation
 (depreciation) of investments       624,963       5,581,277          873,360
Net unrealized appreciation
 (depreciation) on wrapper
 agreements...................            --              --         (842,980)
                                ------------    ------------     ------------
              Total Net Assets  $ 25,088,759    $211,360,621     $ 33,612,621
                                ============    ============     ============
CAPITAL STOCK (PAR VALUE: $.01
 A SHARE):
Shares authorized.............   145,000,000     145,000,000      520,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets  $  2,426,657    $ 11,164,470     $    497,743
  Shares issued and
 outstanding..................       296,034       1,032,256           49,774
  Net asset value per share...  $       8.20    $      10.82     $      10.00
                                ============    ============     ============

Advisors Select: Net Assets...  $  1,448,553    $  4,254,710     $    662,243
  Shares issued and
 outstanding..................       176,911         394,391           66,224
  Net asset value per share...  $       8.19    $      10.79     $      10.00
                                ============    ============     ============

Class J: Net Assets...........  $ 19,036,301    $ 86,056,705     $ 29,548,460
  Shares issued and
 outstanding..................     2,335,503       7,908,135        2,954,846
  Net asset value per share
 /(a)/ .......................  $       8.15    $      10.88     $      10.00
                                ============    ============     ============

Institutional: Net Assets.....  $      8,511    $ 90,681,544     $  1,889,216
  Shares issued and
 outstanding..................         1,043       8,354,381          188,922
  Net asset value per share...  $       8.16    $      10.85     $      10.00
                                ============    ============     ============

Preferred: Net Assets.........  $  1,143,485    $ 18,171,606     $    511,844
  Shares issued and
 outstanding..................       139,231       1,679,243           51,184
  Net asset value per share...  $       8.21    $      10.82     $      10.00
                                ============    ============     ============

Select: Net Assets............  $  1,025,252    $  1,031,586     $    503,115
  Shares issued and
 outstanding..................       124,999          94,320           50,312
  Net asset value per share...  $       8.20    $      10.94     $      10.00
                                ============    ============     ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                HIGH QUALITY      HIGH QUALITY
                               GOVERNMENT     INTERMEDIATE-TERM    LONG-TERM
                             SECURITIES FUND      BOND FUND        BOND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST.......   $107,643,025      $ 26,924,389      $ 14,969,969
                              ============      ============      ============
ASSETS
Investment in
 securities--at value......   $109,205,017      $ 28,155,859      $ 16,032,960
Cash.......................      3,099,224            53,355            10,016
Receivables:
 Capital Shares sold.......        248,208            59,835            87,949
 Dividends and interest....        294,508           259,096           159,085
 Investment securities sold     17,243,281           215,274           461,514
                              ------------      ------------      ------------
               Total Assets    130,090,238        28,743,419        16,751,524
LIABILITIES
Accrued expenses...........         27,823            10,176             5,139
Payables:
 Capital Shares reacquired.             98             4,557                --
 Investment securities
  purchased................     43,655,508         1,073,884           995,790
                              ------------      ------------      ------------
          Total Liabilities     43,683,429         1,088,617         1,000,929
                              ------------      ------------      ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES........   $ 86,406,809      $ 27,654,802      $ 15,750,595
                              ============      ============      ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional paid-in-capital   $ 84,335,558      $ 26,401,327      $ 14,658,333
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)..........         30,174             4,566             2,533
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)......        479,085            17,439            26,738
Net unrealized appreciation
 (depreciation) of
 investments...............      1,561,992         1,231,470         1,062,991
                              ------------      ------------      ------------
           Total Net Assets   $ 86,406,809      $ 27,654,802      $ 15,750,595
                              ============      ============      ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized..........    145,000,000       145,000,000       145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets....................   $    799,269      $  2,241,272      $    422,822
  Shares issued and
 outstanding...............         75,369           209,006            39,091
  Net asset value per share   $      10.60      $      10.72      $      10.82
                              ============      ============      ============

Advisors Select: Net Assets   $  2,209,608      $  1,707,525      $  2,160,278
  Shares issued and
 outstanding...............        208,357           159,241           199,709
  Net asset value per share   $      10.60      $      10.72      $      10.82
                              ============      ============      ============

Class J: Net Assets........   $ 79,295,620      $ 15,229,641      $  9,417,324
  Shares issued and
 outstanding...............      7,439,093         1,414,224           859,853
  Net asset value per share
 /(a)/ ....................   $      10.66      $      10.77      $      10.95
                              ============      ============      ============

Institutional: Net Assets..   $     10,386      $     10,497      $     10,654
  Shares issued and
 outstanding...............            975               971               965
  Net asset value per share   $      10.65      $      10.81      $      11.04
                              ============      ============      ============

Preferred: Net Assets......   $  3,770,180      $  6,957,256      $  3,342,196
  Shares issued and
 outstanding...............        354,785           647,753           309,272
  Net asset value per share   $      10.63      $      10.74      $      10.81
                              ============      ============      ============

Select: Net Assets.........   $    321,746      $  1,508,611      $    397,321
  Shares issued and
 outstanding...............         30,296           140,703            36,734
  Net asset value per share   $      10.62      $      10.72      $      10.82
                              ============      ============      ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                   HIGH QUALITY  INTERNATIONAL
                                    SHORT-TERM     EMERGING      INTERNATIONAL
                                    BOND FUND    MARKETS FUND       FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST  $ 25,927,575  $  7,975,547    $ 26,767,500
                                   ============  ============    ============
FOREIGN CURRENCY--AT COST .......  $         --  $     31,547    $    111,512
                                   ============  ============    ============
ASSETS
Investment in securities--at
 value...........................  $ 26,767,852  $  8,354,900    $ 28,236,801
Foreign currency--at value.......            --        31,547         111,420
Cash.............................        10,013        10,004          31,479
Receivables:
 Capital Shares sold.............        61,564         4,639          55,266
 Dividends and interest..........       292,196        47,613         240,365
 Investment securities sold......            --       163,764         161,376
Prepaid expenses.................            --            63              --
                                   ------------  ------------    ------------
                     Total Assets    27,131,625     8,612,530      28,836,707
LIABILITIES
Accrued expenses.................         3,060         2,997          17,345
Payables:
 Capital Shares reacquired.......            --            --          52,393
 Investment securities purchased.       204,125       152,916         299,950
                                   ------------  ------------    ------------
                Total Liabilities       207,185       155,913         369,688
                                   ------------  ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $ 26,924,440  $  8,456,617    $ 28,467,019
                                   ============  ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $ 25,939,342  $  9,457,488    $ 40,102,789
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........        15,376         7,600         119,889
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................       129,445    (1,387,039)    (13,233,358)
Net unrealized appreciation
 (depreciation) of investments...       840,277       379,353       1,469,301
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in
 foreign currencies..............            --          (785)          8,398
                                   ------------  ------------    ------------
                 Total Net Assets  $ 26,924,440  $  8,456,617    $ 28,467,019
                                   ============  ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   145,000,000   145,000,000     435,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $    467,463  $  1,663,907    $  2,702,171
  Shares issued and outstanding..        44,508       181,877         410,293
  Net asset value per share......  $      10.50  $       9.15    $       6.59
                                   ============  ============    ============

Advisors Select: Net Assets......  $    326,436  $  1,147,700    $  2,037,572
  Shares issued and outstanding..        31,163       125,708         311,511
  Net asset value per share......  $      10.48  $       9.13    $       6.54
                                   ============  ============    ============

Class J: Net Assets..............  $ 23,052,130  $  3,280,623    $ 14,617,286
  Shares issued and outstanding..     2,196,668       361,979       2,226,436
  Net asset value per share /(a)/  $      10.49  $       9.06    $       6.57
                                   ============  ============    ============

Institutional: Net Assets........  $     10,256  $      8,852    $  4,761,200
  Shares issued and outstanding..           978           966         720,323
  Net asset value per share......  $      10.49  $       9.16    $       6.61
                                   ============  ============    ============

Preferred: Net Assets............  $  3,056,666  $  1,207,265    $  3,847,390
  Shares issued and outstanding..       291,512       131,490         582,737
  Net asset value per share......  $      10.49  $       9.18    $       6.60
                                   ============  ============    ============

Select: Net Assets...............  $     11,489  $  1,148,270    $    501,400
  Shares issued and outstanding..         1,104       125,109          76,094
  Net asset value per share......  $      10.41  $       9.18    $       6.59
                                   ============  ============    ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                  INTERNATIONAL  INTERNATIONAL     LARGECAP
                                     FUND II     SMALLCAP FUND   BLEND FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $147,243,738   $  9,496,701    $  9,879,187
                                  ============   ============    ============
FOREIGN CURRENCY--AT COST ......  $         --   $          6    $         --
                                  ============   ============    ============
ASSETS
Investment in securities--at
 value..........................  $158,386,132   $ 10,384,910    $ 10,415,533
Foreign currency--at value......            --              6              --
Cash............................     2,444,753         59,655          10,001
Receivables:
 Capital Shares sold............       268,270          2,632              --
 Dividends and interest.........       819,730         55,508           9,796
 Investment securities sold.....            --         82,318          23,242
                                  ------------   ------------    ------------
                    Total Assets   161,918,885     10,585,029      10,458,572
LIABILITIES
Accrued expenses................        29,557          3,833           1,048
Payables:
 Capital Shares reacquired......            36          1,908              --
 Investment securities purchased            --         76,201          44,384
                                  ------------   ------------    ------------
               Total Liabilities        29,593         81,942          45,432
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $161,889,292   $ 10,503,087    $ 10,413,140
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $169,805,999   $ 12,671,445    $ 10,001,001
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................       728,340         16,016          33,841
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................   (19,800,683)    (3,073,969)       (158,048)
Net unrealized appreciation
 (depreciation) of investments..    11,142,394        888,209         536,346
Net unrealized appreciation
 (depreciation) on translation
 of assets and liabilities in
 foreign currencies.............        13,242          1,386              --
                                  ------------   ------------    ------------
                Total Net Assets  $161,889,292   $ 10,503,087    $ 10,413,140
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   145,000,000    145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $  1,456,529   $  1,836,655    $    103,956
  Shares issued and outstanding.       206,140        264,495          10,000
  Net asset value per share.....  $       7.07   $       6.94    $      10.40
                                  ============   ============    ============

Advisors Select: Net Assets.....  $    466,669   $  1,831,631    $    103,893
  Shares issued and outstanding.        68,625        264,597          10,000
  Net asset value per share.....  $       6.80   $       6.92    $      10.39
                                  ============   ============    ============

Class J: Net Assets.............  $  4,784,184   $  4,495,783             N/A
  Shares issued and outstanding.       700,123        647,050
  Net asset value per share
 /(a)/ .........................  $       6.83   $       6.95
                                  ============   ============

Institutional: Net Assets.......  $154,229,751   $      7,320    $  9,997,206
  Shares issued and outstanding.    22,411,237          1,046         960,100
  Net asset value per share.....  $       6.88   $       7.00    $      10.41
                                  ============   ============    ============

Preferred: Net Assets...........  $    675,496   $  1,457,721    $    104,063
  Shares issued and outstanding.        98,615        208,892          10,000
  Net asset value per share.....  $       6.85   $       6.98    $      10.41
                                  ============   ============    ============

Select: Net Assets..............  $    276,663   $    873,977    $    104,022
  Shares issued and outstanding.        40,451        125,578          10,000
  Net asset value per share.....  $       6.84   $       6.96    $      10.40
                                  ============   ============    ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                                       5

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   LARGECAP
                                    LARGECAP     S&P 500 INDEX     LARGECAP
                                   GROWTH FUND       FUND         VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $ 42,846,420   $237,814,475    $ 41,543,405
                                  ============   ============    ============
ASSETS
Investment in affiliated
 securities--at value...........  $         --   $    242,781    $         --
Investment in securities--at
 value..........................    44,333,755    229,906,478      44,424,770
Cash............................        10,058         10,378          10,046
Receivables:
 Capital Shares sold............       131,837        715,446         132,663
 Dividends and interest.........        19,774        227,242          50,309
 Investment securities sold.....       310,453             --              --
                                  ------------   ------------    ------------
                    Total Assets    44,805,877    231,102,325      44,617,788
LIABILITIES
Accrued expenses................        12,282         65,388           6,653
Payables:
 Capital Shares reacquired......           273         59,564              --
 Investment securities purchased       292,962             --              --
 Variation margin on futures
  contracts.....................            --          1,600              --
                                  ------------   ------------    ------------
               Total Liabilities       305,517        126,552           6,653
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $ 44,500,360   $230,975,773    $ 44,611,135
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $ 55,616,022   $240,326,239    $ 48,406,863
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................         1,919        515,223         206,445
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................   (12,604,916)    (2,511,845)     (6,883,538)
Net unrealized appreciation
 (depreciation) of investments..     1,487,335     (7,353,844)      2,881,365
                                  ------------   ------------    ------------
                Total Net Assets  $ 44,500,360   $230,975,773    $ 44,611,135
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   270,000,000    145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $  1,309,753   $ 22,824,892    $  1,340,340
  Shares issued and outstanding.       242,385      3,254,760         156,973
  Net asset value per share.....  $       5.40   $       7.01    $       8.54
                                  ============   ============    ============

Advisors Select: Net Assets.....  $    748,497   $  7,604,055    $  2,103,180
  Shares issued and outstanding.       143,839      1,084,746         246,426
  Net asset value per share.....  $       5.20   $       7.01    $       8.53
                                  ============   ============    ============

Class J: Net Assets.............  $  8,539,278   $ 92,051,863    $  5,729,343
  Shares issued and outstanding.     1,686,982     13,233,181         671,087
  Net asset value per share
 /(a)/ .........................  $       5.06   $       6.96    $       8.54
                                  ============   ============    ============

Institutional: Net Assets.......  $ 31,653,245   $ 56,052,076    $ 31,171,004
  Shares issued and outstanding.     6,137,056      8,039,939       3,643,995
  Net asset value per share.....  $       5.16   $       6.97    $       8.55
                                  ============   ============    ============

Preferred: Net Assets...........  $  1,564,989   $ 50,863,122    $  3,198,827
  Shares issued and outstanding.       298,536      7,218,087         374,118
  Net asset value per share.....  $       5.24   $       7.05    $       8.55
                                  ============   ============    ============

Select: Net Assets..............  $    684,598   $  1,579,765    $  1,068,441
  Shares issued and outstanding.       130,502        225,104         124,999
  Net asset value per share.....  $       5.25   $       7.02    $       8.55
                                  ============   ============    ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                    MIDCAP
                                     MIDCAP         MIDCAP       S&P 400 INDEX
                                   BLEND FUND     GROWTH FUND        FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $ 25,847,791   $  4,915,490    $ 26,739,107
                                  ============   ============    ============
ASSETS
Investment in securities--at
 value..........................  $ 26,658,890   $  5,246,462    $ 24,979,658
Cash............................        10,029         16,601          10,038
Receivables:
 Capital Shares sold............        58,147             64          49,665
 Dividends and interest.........        12,190            557          14,331
 Investment securities sold.....        31,980         96,390              --
 Variation margin on futures
  contracts.....................            --             --           3,375
                                  ------------   ------------    ------------
                    Total Assets    26,771,236      5,360,074      25,057,067
LIABILITIES
Accrued expenses................        12,713          7,517           3,326
Payables:
 Capital Shares reacquired......            17          5,983          33,258
 Investment securities purchased       273,613         64,330         119,387
                                  ------------   ------------    ------------
               Total Liabilities       286,343         77,830         155,971
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $ 26,484,893   $  5,282,244    $ 24,901,096
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $ 26,960,934   $  9,941,115    $ 26,890,064
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................       (15,638)       (32,627)         31,958
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................    (1,271,502)    (4,957,216)       (310,860)
Net unrealized appreciation
 (depreciation) of investments..       811,099        330,972      (1,710,066)
                                  ------------   ------------    ------------
                Total Net Assets  $ 26,484,893   $  5,282,244    $ 24,901,096
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   145,000,000    145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $  2,348,836   $      9,363    $  1,898,774
  Shares issued and outstanding.       247,262          2,158         214,853
  Net asset value per share.....  $       9.50   $       4.34    $       8.84
                                  ============   ============    ============

Advisors Select: Net Assets.....  $  1,198,325   $     43,387    $  1,724,893
  Shares issued and outstanding.       126,345         10,050         195,042
  Net asset value per share.....  $       9.48   $       4.32    $       8.84
                                  ============   ============    ============

Class J: Net Assets.............  $ 20,032,474   $  5,176,864    $  8,685,949
  Shares issued and outstanding.     2,127,365      1,263,704       1,000,145
  Net asset value per share
 /(a)/ .........................  $       9.42   $       4.10    $       8.68
                                  ============   ============    ============

Institutional: Net Assets.......  $      9,414   $      5,219    $      8,653
  Shares issued and outstanding.           997          1,247             992
  Net asset value per share.....  $       9.44   $       4.19    $       8.72
                                  ============   ============    ============

Preferred: Net Assets...........  $  1,707,822   $     13,076    $ 11,116,560
  Shares issued and outstanding.       179,512          2,990       1,255,064
  Net asset value per share.....  $       9.51   $       4.37    $       8.86
                                  ============   ============    ============

Select: Net Assets..............  $  1,188,022   $     34,335    $  1,466,267
  Shares issued and outstanding.       125,021          7,881         165,710
  Net asset value per share.....  $       9.50   $       4.36    $       8.85
                                  ============   ============    ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     MONEY         PARTNERS
                                      MIDCAP         MARKET        LARGECAP
                                    VALUE FUND        FUND        BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST  $ 28,642,314   $ 95,041,837   $252,029,000
                                   ============   ============   ============
ASSETS
Investment in securities--at
 value...........................  $ 29,726,467   $ 95,041,837   $253,191,372
Cash.............................        67,436          3,949      7,439,113
Receivables:
 Capital Shares sold.............        65,643        528,830        279,098
 Dividends and interest..........        15,441         36,791        515,054
 Investment securities sold......       130,981             --        741,519
Prepaid expenses.................            --          2,549             --
                                   ------------   ------------   ------------
                     Total Assets    30,005,968     95,613,956    262,166,156
LIABILITIES
Accrued expenses.................        19,501             --         34,379
Payables:
 Capital Shares reacquired.......            --            210         12,575
 Investment securities purchased.       144,449             --        351,152
                                   ------------   ------------   ------------
                Total Liabilities       163,950            210        398,106
                                   ------------   ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $ 29,842,018   $ 95,613,746   $261,768,050
                                   ============   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $ 31,285,266   $ 95,613,746   $270,805,132
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........        24,306             --        980,747
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................    (2,551,707)            --    (11,180,201)
Net unrealized appreciation
 (depreciation) of investments...     1,084,153             --      1,162,372
                                   ------------   ------------   ------------
                 Total Net Assets  $ 29,842,018   $ 95,613,746   $261,768,050
                                   ============   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   145,000,000    600,000,000    145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $    682,895   $  3,264,607   $  4,977,069
  Shares issued and outstanding..        68,595      3,264,607        599,631
  Net asset value per share......  $       9.96   $      1.000   $       8.30
                                   ============   ============   ============

Advisors Select: Net Assets......  $     49,405   $  8,719,262   $  5,396,061
  Shares issued and outstanding..         4,943      8,719,262        651,855
  Net asset value per share......  $       9.99   $      1.000   $       8.28
                                   ============   ============   ============

Class J: Net Assets..............  $ 28,996,147   $ 66,723,279   $ 10,821,007
  Shares issued and outstanding..     2,925,466     66,723,279      1,321,071
  Net asset value per share /(a)/  $       9.91   $      1.000   $       8.19
                                   ============   ============   ============

Institutional: Net Assets........  $      9,414   $ 13,750,287   $229,097,115
  Shares issued and outstanding..           949     13,750,287     27,567,653
  Net asset value per share......  $       9.92   $      1.000   $       8.31
                                   ============   ============   ============

Preferred: Net Assets............  $     64,517   $  3,146,311   $ 10,599,617
  Shares issued and outstanding..         6,504      3,146,311      1,277,593
  Net asset value per share......  $       9.92   $      1.000   $       8.30
                                   ============   ============   ============

Select: Net Assets...............  $     39,640   $     10,000   $    877,181
  Shares issued and outstanding..         4,013         10,000        105,684
  Net asset value per share......  $       9.88   $      1.000   $       8.30
                                   ============   ============   ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                PARTNERS        PARTNERS          PARTNERS
                                LARGECAP     LARGECAP GROWTH   LARGECAP GROWTH
                              BLEND FUND I        FUND             FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ......................  $ 15,270,611    $  5,263,817      $414,594,466
                              ============    ============      ============
ASSETS
Investment in securities--at
 value......................  $ 14,692,316    $  5,586,141      $435,182,015
Cash........................       267,694         167,014        17,796,946
Receivables:
 Capital Shares sold........        51,549              --           238,153
 Dividends and interest.....        15,514           2,575           248,192
 Investment securities sold.        21,174          14,123         2,278,388
Prepaid expenses............            --          19,683                --
                              ------------    ------------      ------------
                Total Assets    15,048,247       5,789,536       455,743,694
LIABILITIES
Accrued expenses............         3,883              --            63,395
Payables:
 Capital Shares reacquired..            --          29,160           113,052
 Investment securities
  purchased.................        69,730          36,640         9,091,541
 Variation margin on futures
  contracts.................           173              --                --
                              ------------    ------------      ------------
           Total Liabilities        73,786          65,800         9,267,988
                              ------------    ------------      ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.........  $ 14,974,461    $  5,723,736      $446,475,706
                              ============    ============      ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional paid-in-capital.  $ 19,117,933    $  5,478,670      $497,600,009
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)...........        12,750             (34)          445,832
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).......    (3,580,269)        (77,224)      (72,157,684)
Net unrealized appreciation
 (depreciation) of
 investments................      (575,953)        322,324        20,587,549
                              ------------    ------------      ------------
            Total Net Assets  $ 14,974,461    $  5,723,736      $446,475,706
                              ============    ============      ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized...........   145,000,000     125,000,000       175,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets.....................  $  1,436,182    $    104,258      $ 15,018,870
  Shares issued and
 outstanding................       232,065          10,000         2,436,151
  Net asset value per share.  $       6.19    $      10.43      $       6.16
                              ============    ============      ============

Advisors Select: Net Assets.  $    841,643    $    104,196      $ 10,234,155
  Shares issued and
 outstanding................       136,198          10,000         1,693,142
  Net asset value per share.  $       6.18    $      10.42      $       6.04
                              ============    ============      ============

Class J: Net Assets.........  $ 10,384,444    $    606,020      $  6,384,503
  Shares issued and
 outstanding................     1,694,394          58,214         1,077,754
  Net asset value per share
 /(a)/ .....................  $       6.13    $      10.41      $       5.92
                              ============    ============      ============

Institutional: Net Assets...  $      6,830    $  4,700,570      $393,276,770
  Shares issued and
 outstanding................         1,112         450,000        63,910,266
  Net asset value per share.  $       6.14    $      10.45      $       6.15
                              ============    ============      ============

Preferred: Net Assets.......  $  1,531,421    $    104,367      $ 20,468,948
  Shares issued and
 outstanding................       247,231          10,000         3,338,878
  Net asset value per share.  $       6.19    $      10.44      $       6.13
                              ============    ============      ============

Select: Net Assets..........  $    773,941    $    104,325      $  1,092,460
  Shares issued and
 outstanding................       124,999          10,000           179,233
  Net asset value per share.  $       6.19    $      10.43      $       6.10
                              ============    ============      ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS         PARTNERS        PARTNERS
                               LARGECAP GROWTH  LARGECAP VALUE   MIDCAP BLEND
                                   FUND II           FUND            FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................   $ 29,756,619    $777,254,364     $ 14,329,481
                                ============    ============     ============
ASSETS
Investment in securities--at
 value.......................   $ 31,317,537    $731,935,742     $ 14,900,607
Cash.........................        609,248      37,041,831          740,661
Receivables:
 Capital Shares sold.........        119,455         957,734            5,411
 Dividends and interest......         21,250       1,201,191            6,972
 Investment securities sold..        477,381          31,264          176,743
                                ------------    ------------     ------------
                 Total Assets     32,544,871     771,167,762       15,830,394
LIABILITIES
Accrued expenses.............          5,880         105,744            3,166
Payables:
 Capital Shares reacquired...             --          77,418               --
 Foreign currency contracts..            755              --               --
 Investment securities
  purchased..................        545,979          51,990          102,042
                                ------------    ------------     ------------
            Total Liabilities        552,614         235,152          105,208
                                ------------    ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........   $ 31,992,257    $770,932,610     $ 15,725,186
                                ============    ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............   $ 33,572,150    $822,389,812     $ 17,809,268
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................        (30,384)      3,777,265          (18,770)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........     (3,109,672)     (9,915,845)      (2,636,438)
Net unrealized appreciation
 (depreciation) of
 investments.................      1,560,918     (45,318,622)         571,126
Net unrealized appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies..................           (755)             --               --
                                ------------    ------------     ------------
             Total Net Assets   $ 31,992,257    $770,932,610     $ 15,725,186
                                ============    ============     ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............    125,000,000     175,000,000      125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets......................   $    631,638    $  9,165,130     $    648,165
  Shares issued and
 outstanding.................        100,102         911,861           88,610
  Net asset value per share..   $       6.31    $      10.05     $       7.31
                                ============    ============     ============

Advisors Select: Net Assets..   $    644,092    $  8,193,064     $    679,879
  Shares issued and
 outstanding.................        102,583         835,431           93,192
  Net asset value per share..   $       6.28    $       9.81     $       7.30
                                ============    ============     ============

Class J: Net Assets..........   $  2,711,011    $  9,392,615     $  3,574,173
  Shares issued and
 outstanding.................        440,032         957,488          491,773
  Net asset value per share
 /(a)/ ......................   $       6.16    $       9.81     $       7.27
                                ============    ============     ============

Institutional: Net Assets....   $ 26,556,001    $725,244,533     $  9,509,559
  Shares issued and
 outstanding.................      4,153,404      73,753,541        1,284,326
  Net asset value per share..   $       6.39    $       9.83     $       7.40
                                ============    ============     ============

Preferred: Net Assets........   $    815,204    $ 17,653,895     $    700,063
  Shares issued and
 outstanding.................        128,311       1,792,017           95,053
  Net asset value per share..   $       6.35    $       9.85     $       7.36
                                ============    ============     ============

Select: Net Assets...........   $    634,311    $  1,283,373     $    613,347
  Shares issued and
 outstanding.................        100,102         130,527           83,500
  Net asset value per share..   $       6.34    $       9.83     $       7.35
                                ============    ============     ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                   PARTNERS       PARTNERS         PARTNERS
                                 MIDCAP GROWTH  MIDCAP VALUE    SMALLCAP BLEND
                                     FUND           FUND             FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .........................  $  6,393,261   $ 59,117,792    $  2,951,541
                                 ============   ============    ============
ASSETS
Investment in securities--at
 value.........................  $  7,305,149   $ 60,142,566    $  3,103,124
Cash...........................       315,083      6,829,462          14,672
Receivables:
 Capital Shares sold...........        50,621         15,365              --
 Dividends and interest........           334         27,252           1,627
 Investment securities sold....       206,663             --           2,363
                                 ------------   ------------    ------------
                   Total Assets     7,877,850     67,014,645       3,121,786
LIABILITIES
Accrued expenses...............         4,970         12,931             534
Payables:
 Capital Shares reacquired.....         1,719             --              --
 Investment securities
  purchased....................       151,794      2,160,884              --
                                 ------------   ------------    ------------
              Total Liabilities       158,483      2,173,815             534
                                 ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES............  $  7,719,367   $ 64,840,830    $  3,121,252
                                 ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...............  $ 10,498,185   $ 65,163,102    $  3,001,108
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).........................       (49,267)       (13,965)           (837)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)...................    (3,641,439)    (1,333,081)        (30,602)
Net unrealized appreciation
 (depreciation) of investments.       911,888      1,024,774         151,583
                                 ------------   ------------    ------------
               Total Net Assets  $  7,719,367   $ 64,840,830    $  3,121,252
                                 ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01
 A SHARE):
Shares authorized..............   145,000,000    125,000,000     100,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.  $  1,325,941   $  2,174,740    $    103,828
  Shares issued and outstanding       236,144        222,222          10,000
  Net asset value per share....  $       5.61   $       9.79    $      10.38
                                 ============   ============    ============

Advisors Select: Net Assets....  $  1,195,981   $  1,484,391    $    103,766
  Shares issued and outstanding       217,210        154,212          10,000
  Net asset value per share....  $       5.51   $       9.63    $      10.38
                                 ============   ============    ============

Class J: Net Assets............  $  3,592,807   $  6,750,843             N/A
  Shares issued and outstanding       676,774        704,539
  Net asset value per share
 /(a)/ ........................  $       5.31   $       9.58
                                 ============   ============

Institutional: Net Assets......  $      6,359   $ 51,526,714    $  2,705,828
  Shares issued and outstanding         1,175      5,275,907         260,110
  Net asset value per share....  $       5.41   $       9.77    $      10.40
                                 ============   ============    ============

Preferred: Net Assets..........  $  1,291,102   $  1,932,158    $    103,936
  Shares issued and outstanding       231,673        198,458          10,000
  Net asset value per share....  $       5.57   $       9.74    $      10.39
                                 ============   ============    ============

Select: Net Assets.............  $    307,177   $    971,984    $    103,894
  Shares issued and outstanding        55,243        100,087          10,000
  Net asset value per share....  $       5.56   $       9.71    $      10.39
                                 ============   ============    ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                PARTNERS         PARTNERS          PARTNERS
                             SMALLCAP GROWTH  SMALLCAP GROWTH   SMALLCAP VALUE
                                 FUND I           FUND II            FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST.......   $ 44,428,932     $ 76,473,230     $147,133,006
                              ============     ============     ============
ASSETS
Investment in
 securities--at value......   $ 48,545,469     $ 80,811,053     $138,748,798
Cash.......................      2,263,544        6,592,223        4,143,677
Receivables:
 Capital Shares sold.......         50,669          338,271          187,859
 Dividends and interest....          7,678           31,109           65,028
 Investment securities sold        167,370          556,932           33,267
                              ------------     ------------     ------------
               Total Assets     51,034,730       88,329,588      143,178,629
LIABILITIES
Accrued expenses...........          8,212           14,260           26,810
Payables:
 Capital Shares reacquired.             45           31,666               25
 Investment securities
  purchased................      1,352,398        2,522,575          346,294
                              ------------     ------------     ------------
          Total Liabilities      1,360,655        2,568,501          373,129
                              ------------     ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES........   $ 49,674,075     $ 85,761,087     $142,805,500
                              ============     ============     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional paid-in-capital   $ 91,003,893     $ 84,698,848     $166,570,443
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)..........       (436,065)        (112,571)         (78,571)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)......    (45,010,290)      (3,163,013)     (15,302,164)
Net unrealized appreciation
 (depreciation) of
 investments...............      4,116,537        4,337,823       (8,384,208)
                              ------------     ------------     ------------
           Total Net Assets   $ 49,674,075     $ 85,761,087     $142,805,500
                              ============     ============     ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized..........    145,000,000      125,000,000      165,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets....................   $  1,572,550     $  1,727,941     $  4,316,755
  Shares issued and
 outstanding...............        298,198          300,901          420,799
  Net asset value per share   $       5.27     $       5.74     $      10.26
                              ============     ============     ============

Advisors Select: Net Assets   $    812,297     $    503,601     $  2,164,001
  Shares issued and
 outstanding...............        154,660           88,712          211,792
  Net asset value per share   $       5.25     $       5.68     $      10.22
                              ============     ============     ============

Class J: Net Assets........   $  2,825,911     $  1,583,254     $  5,606,778
  Shares issued and
 outstanding...............        553,985          287,021          550,592
  Net asset value per share
 /(a)/ ....................   $       5.10     $       5.52     $      10.18
                              ============     ============     ============

Institutional: Net Assets..   $ 43,055,483     $ 81,225,583     $120,709,212
  Shares issued and
 outstanding...............      8,069,912       13,980,534       11,625,207
  Net asset value per share   $       5.34     $       5.81     $      10.38
                              ============     ============     ============

Preferred: Net Assets......   $    877,206     $    657,746     $  9,147,917
  Shares issued and
 outstanding...............        164,370          113,825          884,865
  Net asset value per share   $       5.34     $       5.78     $      10.34
                              ============     ============     ============

Select: Net Assets.........   $    530,628     $     62,962     $    860,837
  Shares issued and
 outstanding...............        100,102           10,949           83,568
  Net asset value per share   $       5.30     $       5.75     $      10.30
                              ============     ============     ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PARTNERS       PREFERRED       PRINCIPAL
                                 SMALLCAP VALUE   SECURITIES       LIFETIME
                                     FUND I          FUND          2010 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .........................  $ 31,141,163    $ 80,405,471    $ 75,733,580
                                 ============    ============    ============
ASSETS
Investment in securities--at
 value.........................  $ 32,792,293    $ 81,977,984    $ 78,040,901
Cash...........................     1,758,198       6,816,532         512,737
Receivables:
 Capital Shares sold...........        15,745         141,217         299,562
 Dividends and interest........        31,162         542,134              --
 Investment securities sold....        31,432         101,588              --
 Variation margin on futures
  contracts....................         4,725              --              --
                                 ------------    ------------    ------------
                   Total Assets    34,633,555      89,579,455      78,853,200
LIABILITIES
Accrued expenses...............         5,364          10,089           3,681
Payables:
 Investment securities
  purchased....................     1,071,016       5,015,824              --
                                 ------------    ------------    ------------
              Total Liabilities     1,076,380       5,025,913           3,681
                                 ------------    ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES............  $ 33,557,175    $ 84,553,542    $ 78,849,519
                                 ============    ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...............  $ 31,939,454    $ 81,862,077    $ 78,079,652
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).........................        35,311       1,207,970         283,503
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)...................      (111,729)        (89,018)     (1,820,957)
Net unrealized appreciation
 (depreciation) of investments.     1,694,139       1,572,513       2,307,321
                                 ------------    ------------    ------------
               Total Net Assets  $ 33,557,175    $ 84,553,542    $ 78,849,519
                                 ============    ============    ============
CAPITAL STOCK (PAR VALUE: $.01
 A SHARE):
Shares authorized..............   100,000,000     100,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.  $    104,462             N/A    $  2,534,138
  Shares issued and outstanding        10,000                         262,015
  Net asset value per share....  $      10.45                    $       9.67
                                 ============                    ============

Advisors Select: Net Assets....  $    104,400             N/A    $    249,408
  Shares issued and outstanding        10,000                          25,800
  Net asset value per share....  $      10.44                    $       9.67
                                 ============                    ============

Class J: Net Assets............           N/A             N/A    $ 11,204,367
  Shares issued and outstanding                                     1,156,064
  Net asset value per share
 /(a)/ ........................                                  $       9.69
                                                                 ============

Institutional: Net Assets......  $ 33,139,213    $ 84,553,542    $ 63,999,922
  Shares issued and outstanding     3,165,982       7,823,254       6,611,145
  Net asset value per share....  $      10.47    $      10.81    $       9.68
                                 ============    ============    ============

Preferred: Net Assets..........  $    104,571             N/A    $    852,017
  Shares issued and outstanding        10,000                          88,116
  Net asset value per share....  $      10.46                    $       9.67
                                 ============                    ============

Select: Net Assets.............  $    104,529             N/A    $      9,667
  Shares issued and outstanding        10,000                           1,000
  Net asset value per share....  $      10.45                    $       9.67
                                 ============                    ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                                       13

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PRINCIPAL      PRINCIPAL       PRINCIPAL
                                    LIFETIME       LIFETIME        LIFETIME
                                    2020 FUND      2030 FUND       2040 FUND
-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $101,868,017   $ 88,680,206    $ 33,485,454
                                  ============   ============    ============
ASSETS
Investment in securities--at
 value..........................  $104,967,799   $ 91,459,572    $ 34,386,621
Cash............................       346,740        453,441         165,796
Receivables:
 Capital Shares sold............     1,986,952        526,037         395,177
                                  ------------   ------------    ------------
                    Total Assets   107,301,491     92,439,050      34,947,594
LIABILITIES
Accrued expenses................         5,027          4,924           3,058
Payables:
 Capital Shares reacquired......            --              2              --
                                  ------------   ------------    ------------
               Total Liabilities         5,027          4,926           3,058
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $107,296,464   $ 92,434,124    $ 34,944,536
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $106,787,319   $ 92,461,418    $ 35,508,765
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................       306,528        190,410          38,371
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................    (2,897,165)    (2,997,070)     (1,503,767)
Net unrealized appreciation
 (depreciation) of investments..     3,099,782      2,779,366         901,167
                                  ------------   ------------    ------------
                Total Net Assets  $107,296,464   $ 92,434,124    $ 34,944,536
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   145,000,000    145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $  2,126,048   $    703,934    $     97,637
  Shares issued and outstanding.       225,180         77,736          10,934
  Net asset value per share.....  $       9.44   $       9.06    $       8.93
                                  ============   ============    ============

Advisors Select: Net Assets.....  $  1,119,665   $    367,801    $     81,685
  Shares issued and outstanding.       118,687         40,700           9,152
  Net asset value per share.....  $       9.43   $       9.04    $       8.93
                                  ============   ============    ============

Class J: Net Assets.............  $ 19,669,525   $ 15,817,587    $  5,930,232
  Shares issued and outstanding.     2,079,658      1,743,298         663,185
  Net asset value per share
 /(a)/ .........................  $       9.46   $       9.07    $       8.94
                                  ============   ============    ============

Institutional: Net Assets.......  $ 82,327,487   $ 73,447,825    $ 28,090,608
  Shares issued and outstanding.     8,720,344      8,109,706       3,142,873
  Net asset value per share.....  $       9.44   $       9.06    $       8.94
                                  ============   ============    ============

Preferred: Net Assets...........  $  2,044,300   $  2,087,924    $    735,450
  Shares issued and outstanding.       216,611        230,733          82,290
  Net asset value per share.....  $       9.44   $       9.05    $       8.94
                                  ============   ============    ============

Select: Net Assets..............  $      9,439   $      9,053    $      8,924
  Shares issued and outstanding.         1,000          1,000           1,000
  Net asset value per share.....  $       9.44   $       9.05    $       8.92
                                  ============   ============    ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                               PRINCIPAL        PRINCIPAL
                               LIFETIME     LIFETIME STRATEGIC    REAL ESTATE
                               2050 FUND       INCOME FUND           FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST.......  $ 12,192,189     $ 32,990,487       $101,051,250
                             ============     ============       ============
ASSETS
Investment in
 securities--at value......  $ 12,328,761     $ 33,959,167       $106,882,196
Cash.......................        99,840          662,247             10,121
Receivables:
 Capital Shares sold.......        41,434          148,550            353,054
 Dividends and interest....            --               --             91,185
Prepaid expenses...........            --               74                 --
                             ------------     ------------       ------------
               Total Assets    12,470,035       34,770,038        107,336,556
LIABILITIES
Accrued expenses...........           257               --             33,215
Payables:
 Capital Shares reacquired.            --               --            239,696
                             ------------     ------------       ------------
          Total Liabilities           257               --            272,911
                             ------------     ------------       ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES........  $ 12,469,778     $ 34,770,038       $107,063,645
                             ============     ============       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional paid-in-capital  $ 13,098,800     $ 34,117,360       $101,167,421
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)..........         4,643          146,511            620,513
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)......      (770,237)        (462,513)          (555,235)
Net unrealized appreciation
 (depreciation) of
 investments...............       136,572          968,680          5,830,946
                             ------------     ------------       ------------
           Total Net Assets  $ 12,469,778     $ 34,770,038       $107,063,645
                             ============     ============       ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized..........   145,000,000      145,000,000        145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets....................  $     31,098     $    718,316       $  5,012,044
  Shares issued and
 outstanding...............         3,696           72,111            414,757
  Net asset value per share  $       8.41     $       9.96       $      12.08
                             ============     ============       ============

Advisors Select: Net Assets  $     19,616     $     29,950       $  1,146,605
  Shares issued and
 outstanding...............         2,331            3,007             95,546
  Net asset value per share  $       8.42     $       9.96       $      12.00
                             ============     ============       ============

Class J: Net Assets........  $  1,059,024     $  2,270,071       $ 32,103,549
  Shares issued and
 outstanding...............       125,726          227,423          2,657,728
  Net asset value per share
 /(a)/ ....................  $       8.42     $       9.98       $      12.08
                             ============     ============       ============

Institutional: Net Assets..  $ 11,074,166     $ 31,415,599       $ 56,407,899
  Shares issued and
 outstanding...............     1,317,136        3,150,169          4,648,027
  Net asset value per share  $       8.41     $       9.97       $      12.14
                             ============     ============       ============

Preferred: Net Assets......  $    277,459     $    326,137       $ 12,249,849
  Shares issued and
 outstanding...............        32,965           32,701          1,020,340
  Net asset value per share  $       8.42     $       9.97       $      12.01
                             ============     ============       ============

Select: Net Assets.........  $      8,415     $      9,965       $    143,699
  Shares issued and
 outstanding...............         1,000            1,000             11,963
  Net asset value per share  $       8.42     $       9.97       $      12.01
                             ============     ============       ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   SMALLCAP
                                    SMALLCAP       SMALLCAP         S&P 600
                                   BLEND FUND     GROWTH FUND     INDEX FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $ 29,973,133   $  8,783,086    $ 31,255,463
                                  ============   ============    ============
ASSETS
Investment in securities--at
 value..........................  $ 31,784,730   $  9,289,990    $ 30,690,522
Cash............................        10,030         10,015          10,033
Receivables:
 Capital Shares sold............       111,500          3,151         109,612
 Dividends and interest.........        25,744          1,530          13,300
 Investment securities sold.....       523,591        161,792              --
 Variation margin on futures
  contracts.....................         3,150             --           3,150
                                  ------------   ------------    ------------
                    Total Assets    32,458,745      9,466,478      30,826,617
LIABILITIES
Accrued expenses................        18,031          6,632           8,292
Payables:
 Capital Shares reacquired......            --             --          12,133
 Investment securities purchased       587,431        150,154         149,279
                                  ------------   ------------    ------------
               Total Liabilities       605,462        156,786         169,704
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $ 31,853,283   $  9,309,692    $ 30,656,913
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $ 33,366,928   $ 14,958,441    $ 31,729,524
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................       (20,518)       (41,213)         11,328
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................    (3,358,924)    (6,114,440)       (554,673)
Net unrealized appreciation
 (depreciation) of investments..     1,865,797        506,904        (529,266)
                                  ------------   ------------    ------------
                Total Net Assets  $ 31,853,283   $  9,309,692    $ 30,656,913
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   145,000,000    145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $  1,034,087   $    688,382    $  1,298,663
  Shares issued and outstanding.       100,397        125,235         129,177
  Net asset value per share.....  $      10.30   $       5.50    $      10.05
                                  ============   ============    ============

Advisors Select: Net Assets.....  $    173,429   $    708,195    $  1,258,260
  Shares issued and outstanding.        16,871        129,065         125,513
  Net asset value per share.....  $      10.28   $       5.49    $      10.02
                                  ============   ============    ============

Class J: Net Assets.............  $ 25,372,372   $  6,471,154    $ 10,234,495
  Shares issued and outstanding.     2,515,547      1,227,160       1,049,286
  Net asset value per share
 /(a)/ .........................  $      10.09   $       5.27    $       9.75
                                  ============   ============    ============

Institutional: Net Assets.......  $  5,032,197   $      5,827    $  8,647,907
  Shares issued and outstanding.       492,004          1,083         877,001
  Net asset value per share.....  $      10.23   $       5.38    $       9.86
                                  ============   ============    ============

Preferred: Net Assets...........  $    230,247   $    744,734    $  9,138,706
  Shares issued and outstanding.        22,222        134,526         908,369
  Net asset value per share.....  $      10.36   $       5.54    $      10.06
                                  ============   ============    ============

Select: Net Assets..............  $     10,951   $    691,400    $     78,882
  Shares issued and outstanding.         1,063        124,999           7,838
  Net asset value per share.....  $      10.30   $       5.53    $      10.06
                                  ============   ============    ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   SMALLCAP
                                                                  VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............................   $ 14,535,764
                                                                 ============
ASSETS
Investment in securities--at value............................   $ 15,511,773
Cash..........................................................         10,043
Receivables:
 Capital Shares sold..........................................         37,215
 Dividends and interest.......................................          7,432
 Investment securities sold...................................        103,957
                                                                 ------------
                                                  Total Assets     15,670,420
LIABILITIES
Accrued expenses..............................................          6,120
Payables:
 Capital Shares reacquired....................................             86
 Investment securities purchased..............................         56,632
                                                                 ------------
                                             Total Liabilities         62,838
                                                                 ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..................   $ 15,607,582
                                                                 ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.................   $ 16,394,575
Accumulated undistributed (overdistributed) net investment
 income (operating loss)......................................          3,665
Accumulated undistributed (overdistributed) net realized gain
 (loss).......................................................     (1,766,667)
Net unrealized appreciation (depreciation) of investments.....        976,009
                                                                 ------------
                                              Total Net Assets   $ 15,607,582
                                                                 ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................................    145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets................................   $  1,221,583
  Shares issued and outstanding...............................        109,931
  Net asset value per share...................................   $      11.11
                                                                 ============

Advisors Select: Net Assets...................................   $  1,248,958
  Shares issued and outstanding...............................        112,647
  Net asset value per share...................................   $      11.09
                                                                 ============

Class J: Net Assets...........................................   $  6,491,390
  Shares issued and outstanding...............................        593,414
  Net asset value per share /(a)/ ............................   $      10.94
                                                                 ============

Institutional: Net Assets.....................................   $  4,531,340
  Shares issued and outstanding...............................        411,854
  Net asset value per share...................................   $      11.00
                                                                 ============

Preferred: Net Assets.........................................   $  1,321,674
  Shares issued and outstanding...............................        118,844
  Net asset value per share...................................   $      11.12
                                                                 ============

Select: Net Assets............................................   $    792,637
  Shares issued and outstanding...............................         71,331
  Net asset value per share...................................   $      11.11
                                                                 ============

/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                BOND & MORTGAGE     CAPITAL
                                    BALANCED      SECURITIES      PRESERVATION
                                      FUND           FUND             FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends.......................  $  116,965     $       --       $      --
 Interest........................     201,197      3,313,915         566,305
 Crediting rate interest.........          --             --         (23,089)
                                   ----------     ----------       ---------
                     Total Income     318,162      3,313,915         543,216
Expenses:
 Management and investment
  advisory fees..................      56,007        418,366          67,719
 Distribution fees...............      47,033        176,792          55,004
 Administrative service fees.....       4,367         14,778           2,428
 Registration fees - Class J.....       9,044          9,621           8,560
 Service fees....................       5,261         18,819           2,969
 Shareholder reports - Class J...       2,588          6,245           1,198
 Transfer and administrative fees
  - Class J......................      50,213        130,243          33,724
 Wrapper fees....................          --             --          12,348
 Other expenses - Class J........           6             15             160
                                   ----------     ----------       ---------
             Total Gross Expenses     174,519        774,879         184,110
 Less: Fees paid indirectly......         398             --              --
 Less: Fees waived - Class J.....      15,317          9,869              --
                                   ----------     ----------       ---------
               Total Net Expenses     158,804        765,010         184,110
                                   ----------     ----------       ---------
 Net Investment Income (Operating
                            Loss)     159,358      2,548,905         359,106

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........    (798,826)       479,603           3,104
 Other investment companies......          50             --              --
Change in unrealized
 appreciation/depreciation of:
 Investments.....................   1,384,918      3,024,834         310,607
 Wrapper agreements..............          --             --        (313,711)
                                   ----------     ----------       ---------
 Net Realized and Unrealized Gain
        (Loss) on Investments and
               Foreign Currencies     586,142      3,504,437              --
                                   ----------     ----------       ---------
   Net Increase (Decrease) in Net
 Assets Resulting from Operations  $  745,500     $6,053,342       $ 359,106
                                   ==========     ==========       =========

See accompanying notes.

                                       18

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                HIGH QUALITY      HIGH QUALITY
                               GOVERNMENT     INTERMEDIATE-TERM    LONG-TERM
                             SECURITIES FUND      BOND FUND        BOND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Interest..................    $1,706,807         $582,266          $373,750
                               ----------         --------          --------
               Total Income     1,706,807          582,266           373,750
Expenses:
 Management and investment
  advisory fees............       168,031           47,004            28,924
 Distribution fees.........       156,173           35,318            21,671
 Administrative service
  fees.....................         3,108            7,749             5,335
 Registration fees - Class
  J........................         9,641            9,267             8,538
 Service fees..............         4,002            9,816             6,731
 Shareholder reports -
  Class J..................         5,234            1,105               570
 Transfer and
  administrative fees -
  Class J..................       128,343           26,915            17,668
 Other expenses - Class J..            --               --                 4
                               ----------         --------          --------
       Total Gross Expenses       474,532          137,174            89,441
 Less: Fees waived - Class
  J........................         1,338            9,960             9,724
                               ----------         --------          --------
         Total Net Expenses       473,194          127,214            79,717
                               ----------         --------          --------
      Net Investment Income
           (Operating Loss)     1,233,613          455,052           294,033

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions...       809,350           87,859            59,704
Change in unrealized
 appreciation/depreciation
 of:
 Investments...............       110,596          347,300           393,591
                               ----------         --------          --------
Net Realized and Unrealized
 Gain (Loss) on Investments
                        and
         Foreign Currencies       919,946          435,159           453,295
                               ----------         --------          --------
 Net Increase (Decrease) in
  Net Assets Resulting from
                 Operations    $2,153,559         $890,211          $747,328
                               ==========         ========          ========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                   HIGH QUALITY  INTERNATIONAL
                                    SHORT-TERM     EMERGING      INTERNATIONAL
                                    BOND FUND    MARKETS FUND       FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends.......................    $     --     $ 144,280      $   440,290
 Withholding tax on foreign
  dividends......................          --       (12,768)         (52,266)
 Interest........................     592,449         2,393            9,776
                                     --------     ---------      -----------
                     Total Income     592,449       133,905          397,800
Expenses:
 Management and investment
  advisory fees..................      56,885        69,192          179,410
 Distribution fees...............      41,899        11,082           35,195
 Administrative service fees.....       2,052         3,640            5,721
 Registration fees - Class J.....       8,526         8,533            7,808
 Service fees....................       2,703         4,412            7,154
 Shareholder reports - Class J...         934           573            2,146
 Transfer and administrative fees
  - Class J......................      25,882        15,174           44,501
 Other expenses - Class J........         116            18                4
                                     --------     ---------      -----------
             Total Gross Expenses     138,997       112,624          281,939
 Less: Fees paid indirectly......          --            13              650
 Less: Fees waived - Class J.....          --        15,782           22,412
                                     --------     ---------      -----------
               Total Net Expenses     138,997        96,829          258,877
                                     --------     ---------      -----------
 Net Investment Income (Operating
                            Loss)     453,452        37,076          138,923

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........     232,888      (312,777)      (6,750,081)
 Foreign currency transactions...          --       (29,463)         (17,015)
Change in unrealized
 appreciation/depreciation of:
 Investments.....................     125,809       531,373        5,059,934
 Translation of assets and
  liabilities in foreign
  currencies.....................          --           349            4,093
                                     --------     ---------      -----------
 Net Realized and Unrealized Gain
        (Loss) on Investments and
               Foreign Currencies     358,697       189,482       (1,703,069)
                                     --------     ---------      -----------
   Net Increase (Decrease) in Net
 Assets Resulting from Operations    $812,149     $ 226,558      $(1,564,146)
                                     ========     =========      ===========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                             INTERNATIONAL  INTERNATIONAL        LARGECAP
                                FUND II     SMALLCAP FUND   BLEND FUND I /(A)/
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends.................  $  1,664,988   $   120,297         $  51,942
 Withholding tax on foreign
  dividends................      (200,776)      (14,295)               --
 Interest..................         4,505         2,979             2,375
                             ------------   -----------         ---------
               Total Income     1,468,717       108,981            54,317
Expenses:
 Management and investment
  advisory fees............       684,296        57,365            19,829
 Distribution fees.........        12,701        13,869               214
 Administrative service
  fees.....................         1,875         3,836               195
 Registration fees - Class
  J........................         8,530         8,526               N/A
 Service fees..............         2,246         4,684               238
 Shareholder reports -
  Class J..................           707           770               N/A
 Transfer and
  administrative fees -
  Class J..................        17,127        19,016               N/A
 Other expenses - Class J..            14            --               N/A
                             ------------   -----------         ---------
       Total Gross Expenses       727,496       108,066            20,476
 Less: Fees paid indirectly            --            97                --
 Less: Fees waived - Class
  J........................        13,985        20,063               N/A
                             ------------   -----------         ---------
         Total Net Expenses       713,511        87,906            20,476
                             ------------   -----------         ---------
      Net Investment Income
           (Operating Loss)       755,206        21,075            33,841

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions...   (13,494,485)   (1,446,363)         (150,953)
 Foreign currency
  transactions.............       (19,226)       (3,299)               --
 Futures contracts.........            --            --            (7,095)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...............    20,679,716     1,909,299           536,346
 Translation of assets and
  liabilities in foreign
  currencies...............        28,325         1,247                --
                             ------------   -----------         ---------
Net Realized and Unrealized
 Gain (Loss) on Investments
                        and
         Foreign Currencies     7,194,330       460,884           378,298
                             ------------   -----------         ---------
 Net Increase (Decrease) in
  Net Assets Resulting from
                 Operations  $  7,949,536   $   481,959         $ 412,139
                             ============   ===========         =========

/(a) /Period from December 30, 2002,  date operations  commenced,  through April
     30, 2003.

See accompanying notes.

                                       21

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    LARGECAP
                                      LARGECAP    S&P 500 INDEX     LARGECAP
                                    GROWTH FUND       FUND         VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends........................  $   167,437   $ 1,272,499     $   463,732
 Dividends from affiliates........           --         1,094              --
 Interest.........................       10,909        36,933          11,274
                                    -----------   -----------     -----------
                      Total Income      178,346     1,310,526         475,006
Expenses:
 Management and investment
  advisory fees...................      110,245       111,030         100,008
 Distribution fees................       20,576       207,752          16,179
 Administrative service fees......        2,758        39,455           5,438
 Registration fees - Class J......        8,552        10,000           8,749
 Service fees.....................        3,415        50,754           6,828
 Shareholder reports - Class J....        1,157         9,949             515
 Transfer and administrative fees
  - Class J.......................       26,747       185,759          15,596
 Other expenses - Class J.........           17         1,004              --
                                    -----------   -----------     -----------
              Total Gross Expenses      173,467       615,703         153,313
 Less: Fees paid indirectly.......          106            --             977
 Less: Fees waived - Class J......       16,423        28,291          11,342
                                    -----------   -----------     -----------
                Total Net Expenses      156,938       587,412         140,994
                                    -----------   -----------     -----------
  Net Investment Income (Operating
                             Loss)       21,408       723,114         334,012

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........   (3,952,118)     (335,305)     (3,353,920)
 Futures contracts................           --      (209,956)       (158,460)
 Other investment companies.......           --         4,882             338
Change in unrealized
 appreciation/depreciation of:
 Investments......................    4,195,257    10,489,790       3,961,836
 Investments in affiliates........           --         9,002              --
 Futures contracts................           --       218,447              --
                                    -----------   -----------     -----------
  Net Realized and Unrealized Gain
         (Loss) on Investments and
                Foreign Currencies      243,139    10,176,860         449,794
                                    -----------   -----------     -----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations  $   264,547   $10,899,974     $   783,806
                                    ===========   ===========     ===========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                    MIDCAP
                                        MIDCAP       MIDCAP      S&P 400 INDEX
                                      BLEND FUND   GROWTH FUND       FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends..........................  $  162,494   $   9,903      $ 124,037
 Interest...........................       8,584         915          4,603
                                      ----------   ---------      ---------
                        Total Income     171,078      10,818        128,640
Expenses:
 Management and investment advisory
  fees..............................      71,572      16,906         15,734
 Distribution fees..................      45,451      11,900         23,225
 Administrative service fees........       4,252         490          8,621
 Registration fees - Class J........       8,769       8,823          8,526
 Service fees.......................       5,144         600         11,131
 Shareholder reports - Class J......       1,980         887          1,006
 Transfer and administrative fees -
  Class J...........................      50,644      18,627         21,335
 Other expenses - Class J...........           1           4             14
                                      ----------   ---------      ---------
                Total Gross Expenses     187,813      58,237         89,592
 Less: Fees paid indirectly.........          --          75             --
 Less: Fees waived - Class J........      21,881      14,792          9,458
                                      ----------   ---------      ---------
                  Total Net Expenses     165,932      43,370         80,134
                                      ----------   ---------      ---------
    Net Investment Income (Operating
                               Loss)       5,146     (32,552)        48,506

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions............    (276,414)   (436,334)      (317,767)
 Futures contracts..................          --          --         32,955
 Other investment companies.........       9,659         350             60
Change in unrealized
 appreciation/depreciation of:
 Investments........................   1,549,345     686,319        982,287
 Futures contracts..................          --          --         44,783
                                      ----------   ---------      ---------
    Net Realized and Unrealized Gain
           (Loss) on Investments and
                  Foreign Currencies   1,282,590     250,335        742,318
                                      ----------   ---------      ---------
      Net Increase (Decrease) in Net
    Assets Resulting from Operations  $1,287,736   $ 217,783      $ 790,824
                                      ==========   =========      =========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                        MONEY       PARTNERS
                                            MIDCAP      MARKET      LARGECAP
                                          VALUE FUND     FUND      BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................  $   231,281   $     --   $ 2,116,354
 Interest..............................        9,440    472,582        12,533
                                         -----------   --------   -----------
                           Total Income      240,721    472,582     2,128,887
Expenses:
 Management and investment advisory
  fees.................................       81,961    134,600       815,180
 Distribution fees.....................       61,458    137,759        29,264
 Administrative service fees...........          783     11,194        11,411
 Registration fees - Class J...........        8,499      9,325         8,821
 Service fees..........................          920     13,893        14,471
 Shareholder reports - Class J.........        3,319      4,410           744
 Transfer and administrative fees -
  Class J..............................       72,700    100,615        20,535
 Other expenses - Class J..............           --          3            --
                                         -----------   --------   -----------
                   Total Gross Expenses      229,640    411,799       900,426
 Less: Fees paid indirectly............          494         --        30,061
 Less: Fees waived - Class J...........       21,005     10,619        12,447
                                         -----------   --------   -----------
                     Total Net Expenses      208,141    401,180       857,918
                                         -----------   --------   -----------
 Net Investment Income (Operating Loss)       32,580     71,402     1,270,969

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...............   (1,491,275)        --    (3,838,568)
 Other investment companies............        5,831         --        46,567
Change in unrealized
 appreciation/depreciation of:
 Investments...........................    2,286,899         --     7,881,715
                                         -----------   --------   -----------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currencies      801,455         --     4,089,714
                                         -----------   --------   -----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations  $   834,035   $ 71,402   $ 5,360,683
                                         ===========   ========   ===========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PARTNERS       PARTNERS          PARTNERS
                                 LARGECAP    LARGECAP GROWTH   LARGECAP GROWTH
                               BLEND FUND I    FUND /(a)/          FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends...................  $   116,207      $ 18,339        $  2,250,281
 Interest....................        1,794           331              21,726
                               -----------      --------        ------------
                 Total Income      118,001        18,670           2,272,007
Expenses:
 Management and investment
  advisory fees..............       31,018        17,212           1,456,727
 Distribution fees...........       26,854           673              35,188
 Administrative service fees.        3,050           196              24,070
 Registration fees - Class J.        8,565         8,301               9,058
 Service fees................        3,741           239              30,300
 Shareholder reports - Class
  J..........................          786            48                 705
 Transfer and administrative
  fees - Class J.............       19,516         5,147              19,560
 Other expenses - Class J....           14            --                  --
                               -----------      --------        ------------
         Total Gross Expenses       93,544        31,816           1,575,608
 Less: Fees paid indirectly..          232            25               1,055
 Less: Fees waived - Class J.        2,529        13,087              15,612
                               -----------      --------        ------------
           Total Net Expenses       90,783        18,704           1,558,941
                               -----------      --------        ------------
        Net Investment Income
             (Operating Loss)       27,218           (34)            713,066

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions.....   (1,498,817)      (77,229)        (20,528,590)
 Futures contracts...........       41,067            --                  --
 Other investment companies..           76             5                  --
Change in unrealized
 appreciation/depreciation
 of:
 Investments.................    1,785,562       322,324          25,195,965
 Futures contracts...........      (14,649)           --                  --
                               -----------      --------        ------------
  Net Realized and Unrealized
   Gain (Loss) on Investments
       and Foreign Currencies      313,239       245,100           4,667,375
                               -----------      --------        ------------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations  $   340,457      $245,066        $  5,380,441
                               ===========      ========        ============

/(a) /Period from December 30, 2002,  date operations  commenced,  through April
     30, 2003.

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                   PARTNERS         PARTNERS        PARTNERS
                                LARGECAP GROWTH  LARGECAP VALUE   MIDCAP BLEND
                                    FUND II           FUND            FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends....................    $   67,855      $ 7,971,881     $    74,686
 Interest.....................           849           46,585             713
                                  ----------      -----------     -----------
                  Total Income        68,704        8,018,466          75,399
Expenses:
 Management and investment
  advisory fees...............        65,401        2,467,470          73,798
 Distribution fees............         8,159           35,157           9,795
 Administrative service fees..         1,877           18,786           1,814
 Registration fees - Class J..         8,552            9,078           8,529
 Service fees.................         2,306           23,757           2,222
 Shareholder reports - Class J           355              895             558
 Transfer and administrative
  fees - Class J..............         9,013           20,818          11,763
 Other expenses - Class J.....            --               --              29
                                  ----------      -----------     -----------
          Total Gross Expenses        95,663        2,575,961         108,508
 Less: Fees paid indirectly...            --          166,429              --
 Less: Fees waived - Class J..        12,332           12,657          14,339
                                  ----------      -----------     -----------
            Total Net Expenses        83,331        2,396,875          94,169
                                  ----------      -----------     -----------
         Net Investment Income
              (Operating Loss)       (14,627)       5,621,591         (18,770)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......      (456,338)      (2,236,760)     (1,107,557)
 Foreign currency transactions       (17,801)              --              --
 Futures contracts............        (1,588)              --              --
Change in unrealized
 appreciation/depreciation of:
 Investments..................     1,663,365       31,166,249       1,985,165
 Translation of assets and
  liabilities in foreign
  currencies..................         1,289               --              --
                                  ----------      -----------     -----------
   Net Realized and Unrealized
    Gain (Loss) on Investments
        and Foreign Currencies     1,188,927       28,929,489         877,608
                                  ----------      -----------     -----------
Net Increase (Decrease) in Net
         Assets Resulting from
                    Operations    $1,174,300      $34,551,080     $   858,838
                                  ==========      ===========     ===========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PARTNERS       PARTNERS        PARTNERS
                                  MIDCAP GROWTH  MIDCAP VALUE   SMALLCAP BLEND
                                      FUND           FUND         FUND /(A)/
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends......................   $   7,102     $  259,200       $  9,294
 Interest.......................         432          5,276            112
                                   ---------     ----------       --------
                    Total Income       7,534        264,476          9,406
Expenses:
 Management and investment
  advisory fees.................      33,259        241,985          9,764
 Distribution fees..............      10,638         17,874            211
 Administrative service fees....       2,809          4,047            192
 Registration fees - Class J....       8,552          8,530            N/A
 Service fees...................       3,463          4,961            234
 Shareholder reports - Class J..         617            815            N/A
 Transfer and administrative
  fees - Class J................      14,315         19,710            N/A
                                   ---------     ----------       --------
            Total Gross Expenses      73,653        297,922         10,401
 Less: Fees paid indirectly.....          --          1,650            158
 Less: Fees waived - Class J....      16,852         17,831            N/A
                                   ---------     ----------       --------
              Total Net Expenses      56,801        278,441         10,243
                                   ---------     ----------       --------
Net Investment Income (Operating
                           Loss)     (49,267)       (13,965)          (837)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........    (117,028)      (354,877)       (30,617)
 Other investment companies.....          --             --             15
Change in unrealized
 appreciation/depreciation of:
 Investments....................     579,286      2,718,015        151,583
                                   ---------     ----------       --------
Net Realized and Unrealized Gain
           (Loss) on Investments
         and  Foreign Currencies     462,258      2,363,138        120,981
                                   ---------     ----------       --------
  Net Increase (Decrease) in Net
           Assets Resulting from
                      Operations   $ 412,991     $2,349,173       $120,144
                                   =========     ==========       ========

/(a) /Period from December 30, 2002,  date operations  commenced,  through April
     30, 2003.

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                PARTNERS         PARTNERS          PARTNERS
                             SMALLCAP GROWTH  SMALLCAP GROWTH   SMALLCAP VALUE
                                 FUND I           FUND II            FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends.................   $     89,047     $    84,137      $    799,515
 Interest..................          9,804           3,105             7,202
                              ------------     -----------      ------------
               Total Income         98,851          87,242           806,717
Expenses:
 Management and investment
  advisory fees............        521,436         206,632           834,746
 Distribution fees.........          8,146           4,898            19,213
 Administrative service
  fees.....................          2,577           1,302             8,558
 Registration fees - Class
  J........................          8,533           8,765             8,530
 Service fees..............          3,119           1,555            10,938
 Shareholder reports -
  Class J..................            511             182               759
 Transfer and
  administrative fees -
  Class J..................         13,455           7,807            17,820
 Other expenses - Class J..             72               9                --
                              ------------     -----------      ------------
       Total Gross Expenses        557,849         231,150           900,564
 Less: Fees paid indirectly          5,172          18,723                --
 Less: Fees waived - Class
  J........................         17,761          13,169            15,276
                              ------------     -----------      ------------
         Total Net Expenses        534,916         199,258           885,288
                              ------------     -----------      ------------
      Net Investment Income
           (Operating Loss)       (436,065)       (112,016)          (78,571)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions...    (16,116,212)     (1,382,855)      (14,583,084)
 Other investment companies             --           1,503                --
Change in unrealized
 appreciation/depreciation
 of:
 Investments...............     14,013,008       4,750,149        25,107,036
                              ------------     -----------      ------------
Net Realized and Unrealized
 Gain (Loss) on Investments
                        and
         Foreign Currencies     (2,103,204)      3,368,797        10,523,952
                              ------------     -----------      ------------
 Net Increase (Decrease) in
  Net Assets Resulting from
                 Operations   $ (2,539,269)    $ 3,256,781      $ 10,445,381
                              ============     ===========      ============

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                        PARTNERS     PREFERRED     PRINCIPAL
                                     SMALLCAP VALUE  SECURITIES     LIFETIME
                                      FUND I /(a)/      FUND       2010 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends.........................   $   74,566     $1,218,902   $   660,537
 Interest..........................        1,226        358,236           373
                                      ----------     ----------   -----------
                       Total Income       75,792      1,577,138       660,910
Expenses:
 Management and investment advisory
  fees.............................       39,868        188,939        36,190
 Distribution fees.................          213             --        21,343
 Administrative service fees.......          194             --         2,261
 Registration fees - Class J.......          N/A            N/A         8,552
 Service fees......................          237             --         2,653
 Shareholder reports - Class J.....          N/A            N/A           260
 Transfer and administrative fees -
  Class J..........................          N/A            N/A        11,125
 Other expenses - Class J..........          N/A            N/A             9
                                      ----------     ----------   -----------
               Total Gross Expenses       40,512        188,939        82,393
 Less: Fees paid indirectly........           31             --            --
                                      ----------     ----------   -----------
                 Total Net Expenses       40,481        188,939        82,393
                                      ----------     ----------   -----------
   Net Investment Income (Operating
                              Loss)       35,311      1,388,199       578,517

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........     (105,378)        25,720    (1,729,965)
 Futures contracts.................       (8,483)            --            --
 Other investment companies........        2,132         10,535            --
Change in unrealized
 appreciation/depreciation of:
 Investments.......................    1,651,130      1,564,148     4,280,581
 Futures contracts.................       43,009             --            --
                                      ----------     ----------   -----------
   Net Realized and Unrealized Gain
          (Loss) on Investments and
                 Foreign Currencies    1,582,410      1,600,403     2,550,616
                                      ----------     ----------   -----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations   $1,617,721     $2,988,602   $ 3,129,133
                                      ==========     ==========   ===========

/(a) /Period from December 30, 2002,  date operations  commenced,  through April
     30, 2003.

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                      PRINCIPAL     PRINCIPAL      PRINCIPAL
                                       LIFETIME      LIFETIME       LIFETIME
                                      2020 FUND     2030 FUND      2040 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends.........................  $   774,160   $   603,659    $   196,138
 Interest..........................          475           645            141
                                     -----------   -----------    -----------
                       Total Income      774,635       604,304        196,279
Expenses:
 Management and investment advisory
  fees.............................       47,042        42,738         15,639
 Distribution fees.................       35,376        28,780         11,214
 Administrative service fees.......        2,946         1,666            416
 Registration fees - Class J.......        8,545         8,752          8,535
 Service fees......................        3,605         2,130            547
 Shareholder reports - Class J.....          653           914            615
 Transfer and administrative fees -
  Class J..........................       20,024        23,605         17,838
 Other expenses - Class J..........            1            37              7
                                     -----------   -----------    -----------
               Total Gross Expenses      118,192       108,622         54,811
 Less: Fees waived - Class J.......           --            --          5,443
                                     -----------   -----------    -----------
                 Total Net Expenses      118,192       108,622         49,368
                                     -----------   -----------    -----------
   Net Investment Income (Operating
                              Loss)      656,443       495,682        146,911

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........   (2,836,100)   (2,782,653)    (1,357,094)
Change in unrealized
 appreciation/depreciation of:
 Investments.......................    6,489,172     5,755,091      2,514,043
                                     -----------   -----------    -----------
   Net Realized and Unrealized Gain
  (Loss) on Investments and Foreign
                         Currencies    3,653,072     2,972,438      1,156,949
                                     -----------   -----------    -----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations  $ 4,309,515   $ 3,468,120    $ 1,303,860
                                     ===========   ===========    ===========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PRINCIPAL       PRINCIPAL
                                  LIFETIME    LIFETIME STRATEGIC   REAL ESTATE
                                  2050 FUND      INCOME FUND          FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends.....................  $   58,134      $  289,783        $1,271,252
 Interest......................          53             195            18,461
                                 ----------      ----------        ----------
                   Total Income      58,187         289,978         1,289,713
Expenses:
 Management and investment
  advisory fees................       5,707          15,806           226,664
 Distribution fees.............       2,325           4,323            70,720
 Administrative service fees...         151             697             9,771
 Registration fees - Class J...       8,781           8,547             9,000
 Service fees..................         199             824            12,316
 Shareholder reports - Class J.         105              48             3,665
 Transfer and administrative
  fees - Class J...............       5,895           4,391            76,654
 Other expenses - Class J......           6               6                --
                                 ----------      ----------        ----------
           Total Gross Expenses      23,169          34,642           408,790
 Less: Fees waived - Class J...       9,903           8,393            19,891
                                 ----------      ----------        ----------
             Total Net Expenses      13,266          26,249           388,899
                                 ----------      ----------        ----------
          Net Investment Income
               (Operating Loss)      44,921         263,729           900,814

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......    (732,955)       (405,981)         (381,625)
 Other investment companies....          --              --           114,988
Change in unrealized
 appreciation/depreciation of:
 Investments...................   1,127,997       1,345,700         6,400,288
                                 ----------      ----------        ----------
    Net Realized and Unrealized
 Gain (Loss) on Investments and
             Foreign Currencies     395,042         939,719         6,133,651
                                 ----------      ----------        ----------
 Net Increase (Decrease) in Net
          Assets Resulting from
                     Operations  $  439,963      $1,203,448        $7,034,465
                                 ==========      ==========        ==========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                    SMALLCAP
                                        SMALLCAP      SMALLCAP       S&P 600
                                       BLEND FUND   GROWTH FUND    INDEX FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends..........................  $   167,186   $    39,127    $   93,167
 Interest...........................       10,819         3,739         3,897
                                      -----------   -----------    ----------
                        Total Income      178,005        42,866        97,064
Expenses:
 Management and investment advisory
  fees..............................       98,617        49,315        15,112
 Distribution fees..................       52,163        15,239        23,938
 Administrative service fees........          914         1,939         6,041
 Registration fees - Class J........        8,791         8,526         8,530
 Service fees.......................        1,075         2,370         7,934
 Shareholder reports - Class J......        3,081         1,116         1,295
 Transfer and administrative fees -
  Class J...........................       61,047        23,535        30,880
 Other expenses - Class J...........           --            14            15
                                      -----------   -----------    ----------
                Total Gross Expenses      225,688       102,054        93,745
 Less: Fees paid indirectly.........        1,455            --            --
 Less: Fees waived - Class J........       25,966        17,975        11,776
                                      -----------   -----------    ----------
                  Total Net Expenses      198,267        84,079        81,969
                                      -----------   -----------    ----------
    Net Investment Income (Operating
                               Loss)      (20,262)      (41,213)       15,095

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions............   (1,904,884)   (1,191,154)      (73,089)
 Futures contracts..................       86,904            --        39,835
 Other investment companies.........        1,711         1,064           470
Change in unrealized
 appreciation/depreciation of:
 Investments........................    3,586,472     1,634,514     1,595,122
 Futures contracts..................       23,593            --        24,275
                                      -----------   -----------    ----------
    Net Realized and Unrealized Gain
   (Loss) on Investments and Foreign
                          Currencies    1,793,796       444,424     1,586,613
                                      -----------   -----------    ----------
      Net Increase (Decrease) in Net
    Assets Resulting from Operations  $ 1,773,534   $   403,211    $1,601,708
                                      ===========   ===========    ==========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                    SMALLCAP
                                                                   VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................................   $   135,865
 Interest......................................................         7,437
                                                                  -----------
                                                   Total Income       143,302
Expenses:
 Management and investment advisory fees.......................        78,909
 Distribution fees.............................................        17,694
 Administrative service fees...................................         3,131
 Registration fees - Class J...................................         8,526
 Service fees..................................................         3,843
 Shareholder reports - Class J.................................           782
 Transfer and administrative fees - Class J....................        21,875
 Other expenses - Class J......................................             2
                                                                  -----------
                                           Total Gross Expenses       134,762
 Less: Fees paid indirectly....................................           195
 Less: Fees waived - Class J...................................        18,562
                                                                  -----------
                                             Total Net Expenses       116,005
                                                                  -----------
                         Net Investment Income (Operating Loss)        27,297

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................................    (1,685,701)
 Other investment companies....................................         1,880
Change in unrealized appreciation/depreciation of:
 Investments...................................................     1,879,614
                                                                  -----------
     Net Realized and Unrealized Gain (Loss) on Investments and
                                             Foreign Currencies       195,793
                                                                  -----------
Net Increase (Decrease) in Net Assets Resulting from Operations   $   223,090
                                                                  ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                          BOND & MORTGAGE
                                 BALANCED                    SECURITIES
                                   FUND                         FUND
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2003          2002          2003            2002
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   159,358   $   266,946   $  2,548,905    $  2,447,812
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     (798,776)   (2,268,858)      479,603        (394,047)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,384,918       (55,449)    3,024,834       1,716,468
                         -----------   -----------  ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      745,500    (2,057,361)    6,053,342       3,770,233
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (36,443)   (19,550)      (110,412)        (74,680)
 Advisors Select.......      (20,128)   (27,110)       (35,919)        (74,106)
 Class J...............     (199,586)   (69,898)    (1,044,429)     (1,065,505)
 Institutional.........         (182)      (218)    (1,311,453)     (1,032,386)
 Preferred.............      (20,266)   (23,138)      (281,695)       (213,880)
 Select................      (17,950)   (21,800)        (8,221)        (74,803)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --         --             --         (14,250)
 Advisors Select.......           --         --             --         (14,263)
 Class J...............           --         --             --         (56,092)
 Institutional.........           --         --             --         (39,501)
 Preferred.............           --         --             --         (14,269)
 Select................           --         --             --         (14,250)
                         -----------  ---------   ------------    ------------
    Total Dividends and
          Distributions     (294,555)   (161,714)    (2,792,129)     (2,687,985)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      423,280   1,592,399     10,599,457       2,217,422
 Advisors Select.......        3,596      39,936      4,655,333         573,364
 Class J...............    5,221,141  15,469,539     39,398,505      48,547,833
 Institutional.........           --          --     49,429,523      40,850,912
 Preferred.............       62,213      50,512     12,755,560       9,889,222
 Select................           --          --      2,420,034         101,581
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....       20,343          --        110,239           6,205
 Advisors Select.......        5,864       9,556         35,750           3,639
 Class J...............      198,134      68,513      1,040,310       1,113,122
 Institutional.........           --          --      1,311,246       1,071,344
 Preferred.............        1,078          --        281,509         140,541
 Select................           --          --          8,036             336
Shares redeemed:
 Advisors Preferred....     (452,054)   (101,281)    (1,894,369)     (2,599,861)
 Advisors Select.......       (7,403)   (191,156)      (869,110)     (2,792,773)
 Class J...............   (1,849,737) (2,738,983)    (7,615,141)     (6,515,489)
 Institutional.........           --          --     (3,519,762)     (5,399,814)
 Preferred.............       (1,396)         --     (3,326,117)     (4,599,628)
 Select................           --          --     (1,524,869)     (2,592,547)
                         -----------  ----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,625,059   14,199,035    103,296,134      80,015,409
                         -----------  -----------   ------------    ------------
         Total Increase
             (Decrease)    4,076,004   11,979,960    106,557,347      81,097,657
NET ASSETS
Beginning of period....   21,012,755    9,032,795    104,803,274      23,705,617
                         -----------  -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $25,088,759  $21,012,755   $211,360,621    $104,803,274
                         ===========  ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    98,811  $   241,046   $     22,171    $      9,502
                         ===========  ===========   ============    ============

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 CAPITAL
                               PRESERVATION                 GOVERNMENT
                                   FUND                   SECURITIES FUND
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED          ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,     OCTOBER 31,
                            2003          2002          2003            2002
                        ------------  ------------  -------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   359,106   $   517,342   $  1,233,613    $ 1,696,826
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........        3,104       (36,861)       809,350         17,661
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       (3,104)       36,861        110,596        769,037
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      359,106       517,342      2,153,559      2,483,524
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (11,630)      (61,641)        (9,713)       (70,881)
 Advisors Select.......      (13,473)      (58,478)       (20,260)       (73,382)
 Class J...............     (275,329)     (189,056)    (1,032,322)      (842,514)
 Institutional.........      (33,280)      (76,068)      (363,784)      (611,382)
 Preferred.............      (12,964)      (67,110)       (57,427)       (92,208)
 Select................      (12,430)      (64,989)        (4,480)       (73,698)
                         -----------   -----------   ------------    -----------
    Total Dividends and
          Distributions     (359,106)     (517,342)    (1,487,986)    (1,764,065)
CAPITAL SHARE
 TRANSACTIONS
Shares Sold:
 Advisors Preferred....           --           305        619,352        131,350
 Advisors Select.......    1,062,266           277      2,248,048        607,360
 Class J...............   16,482,831    12,626,319     40,073,679     45,159,015
 Institutional.........           --           428     12,713,310     22,122,703
 Preferred.............        5,908           357      2,366,265      1,594,445
 Select................           --           336        217,747          1,358
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....       11,630        61,641          7,801             25
 Advisors Select.......       13,473        58,478         18,446          5,220
 Class J...............      274,426       189,056      1,024,165        833,074
 Institutional.........       33,280        76,068        363,565        610,852
 Preferred.............       12,964        67,110         55,346         16,734
 Select................       12,430        64,989          2,466             --
Shares redeemed:
 Advisors Preferred....   (1,250,000)           --        (66,366)    (2,500,000)
 Advisors Select.......   (2,145,267)           --       (643,440)    (2,663,837)
 Class J...............   (1,668,901)     (731,317)    (7,085,024)    (5,949,587)
 Institutional.........           --            --    (34,160,264)    (5,641,980)
 Preferred.............   (1,250,609)           --       (264,159)    (2,637,874)
 Select................   (1,250,000)           --         (4,849)    (2,500,000)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   10,344,431    12,414,047     17,486,088     49,188,858
                         -----------   -----------   ------------    -----------
         Total Increase
             (Decrease)   10,344,431    12,414,047     18,151,661     49,908,317
NET ASSETS
Beginning of period....   23,268,190    10,854,143     68,255,148     18,346,831
                         -----------   -----------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $33,612,621   $23,268,190   $ 86,406,809    $68,255,148
                         ===========   ===========   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    59,378   $    36,289   $     30,174    $    31,741
                         ===========   ===========   ============    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                               HIGH QUALITY                HIGH QUALITY
                            INTERMEDIATE-TERM               LONG-TERM
                                BOND FUND                   BOND FUND
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2003          2002          2003           2002
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   455,052   $   773,905   $   294,033    $   657,988
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       87,859       (43,043)       59,704        (25,271)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      347,300       296,594       393,591         62,373
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      890,211     1,027,456       747,328        695,090
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (42,714)     (108,378)      (24,109)      (120,722)
 Advisors Select.......      (32,773)     (111,120)      (37,632)      (116,178)
 Class J...............     (220,322)     (226,420)     (136,587)      (156,640)
 Institutional.........         (239)         (526)         (254)          (533)
 Preferred.............     (142,679)     (227,969)      (85,629)      (128,839)
 Select................      (31,813)     (111,015)      (24,600)      (125,459)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --       (22,075)           --        (21,346)
 Advisors Select.......           --       (23,935)           --        (21,345)
 Class J...............           --       (15,335)           --        (13,902)
 Institutional.........           --           (86)           --            (82)
 Preferred.............           --       (22,075)           --        (21,325)
 Select................           --       (22,075)           --        (21,345)
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions     (470,540)     (891,009)     (308,811)      (747,716)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      306,964       450,677        25,694             --
 Advisors Select.......       29,272        66,897     1,788,304             --
 Class J...............    7,687,526     9,092,641     5,068,056      5,109,679
 Preferred.............    1,134,585     5,193,170     3,101,068         26,983
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....       12,298         1,699           473             --
 Advisors Select.......        3,680        10,329        14,939             --
 Class J...............      216,306       233,543       133,464        163,652
 Preferred.............      109,907       114,223        60,525            481
Shares redeemed:
 Advisors Preferred....      (46,182)   (1,138,574)   (1,863,329)      (400,000)
 Advisors Select.......      (22,581)   (1,243,540)   (1,930,349)      (400,000)
 Class J...............   (2,517,389)   (1,188,030)   (1,535,233)    (1,038,578)
 Preferred.............     (596,898)   (1,890,273)   (2,179,483)      (406,194)
 Select................           --    (1,137,500)   (1,862,500)      (400,000)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    6,317,488     8,565,262       821,629      2,656,023
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    6,737,159     8,701,709     1,260,146      2,603,397
NET ASSETS
Beginning of period....   20,917,643    12,215,934    14,490,449     11,887,052
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $27,654,802   $20,917,643   $15,750,595    $14,490,449
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     4,566   $     8,198   $     2,533    $     9,182
                         ===========   ===========   ===========    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                               HIGH QUALITY                INTERNATIONAL
                                SHORT-TERM                    EMERGING
                                 BOND FUND                  MARKETS FUND
---------------------------------------------------------------------------------
                         SIX MONTHS        YEAR       SIX MONTHS        YEAR
                            ENDED         ENDED         ENDED          ENDED
                          APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2003           2002          2003           2002
                        -------------  ------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    453,452   $   830,886   $    37,076    $    18,931
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       232,888       (92,218)     (342,240)      (250,163)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       125,809       302,198       531,722        (66,574)
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       812,149     1,040,866       226,558       (297,806)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....        (7,656)      (80,721)           --         (5,372)
 Advisors Select.......        (2,175)      (64,383)           --         (3,218)
 Class J...............      (250,408)     (207,204)           --           (501)
 Institutional.........      (153,255)     (208,014)           --         (5,501)
 Preferred.............       (52,314)     (171,372)           --         (9,075)
 Select................          (203)      (83,036)           --         (7,657)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....            --       (27,675)           --             --
 Advisors Select.......            --       (27,701)           --             --
 Class J...............            --       (14,502)           --             --
 Institutional.........            --       (19,765)           --             --
 Preferred.............            --       (27,675)           --             --
 Select................            --       (27,675)           --             --
                         ------------   -----------   -----------    -----------
    Total Dividends and
          Distributions      (466,011)     (959,723)           --        (31,324)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....        68,499       431,362       192,174        601,899
 Advisors Select.......       341,298            --         4,293              1
 Class J...............    12,549,598    12,194,902     3,425,455      3,409,219
 Institutional.........     4,534,641     9,585,792     2,059,261      2,676,439
 Preferred.............       369,538     2,676,177        74,946          8,181
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....         7,471         1,358            --             --
 Advisors Select.......         1,544            --            --             --
 Class J...............       247,831       215,787            --            427
 Institutional.........       153,055       227,215            --          5,406
 Preferred.............        52,125        85,955            --             --
Shares redeemed:
 Advisors Preferred....       (58,773)   (2,561,833)     (145,890)       (83,802)
 Advisors Select.......       (56,301)   (2,514,023)           --             --
 Class J...............    (2,015,923)   (1,468,848)   (2,511,541)    (1,284,009)
 Institutional.........   (14,279,729)   (1,668,842)   (4,433,712)      (240,922)
 Preferred.............       (85,891)   (2,710,140)      (25,242)          (156)
 Select................            --    (2,563,356)           --             --
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     1,828,983    11,931,506    (1,360,256)     5,092,683
                         ------------   -----------   -----------    -----------
         Total Increase
             (Decrease)     2,175,121    12,012,649    (1,133,698)     4,763,553
NET ASSETS
Beginning of period....    24,749,319    12,736,670     9,590,315      4,826,762
                         ------------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 26,924,440   $24,749,319   $ 8,456,617    $ 9,590,315
                         ============   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     15,376   $    11,007   $     7,600    $        --
                         ============   ===========   ===========    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                               INTERNATIONAL                INTERNATIONAL
                                  FUND I                       FUND II
-----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR       SIX MONTHS         YEAR
                            ENDED         ENDED          ENDED           ENDED
                          APRIL 30,    OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2003           2002          2003            2002
                        -------------  ------------  -------------  ---------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    138,923   $   142,036   $    755,206    $    452,723
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    (6,767,096)   (2,886,155)   (13,513,711)     (5,941,680)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     5,064,027    (1,194,699)    20,708,041      (9,048,941)
                         ------------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (1,564,146)   (3,938,818)     7,949,536     (14,537,898)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....            --            --             --          (3,994)
 Advisors Select.......            --            --             --          (2,575)
 Class J...............            --            --             --          (1,823)
 Institutional.........       (12,742)     (130,368)            --         (26,415)
 Preferred.............            --       (10,824)            --          (6,426)
 Select................            --        (3,215)            --          (5,485)
                         ------------   -----------   ------------    ------------
    Total Dividends and
          Distributions       (12,742)     (144,407)            --         (46,718)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....     1,482,940     1,130,856        106,576       1,124,002
 Advisors Select.......       973,676       429,513        283,832          19,517
 Class J...............     7,112,416    10,011,327      1,830,055       4,127,136
 Institutional.........    12,822,795    22,050,268     65,319,913     136,702,564
 Preferred.............     2,732,135     2,026,823        161,430         455,693
 Select................            --             1         73,656              --
Shares issued in
 acquistions:
 Advisors Preferred....            --     1,520,974             --              --
 Advisors Select.......            --     1,980,135             --              --
 Class J...............            --       689,174             --              --
 Institutional.........            --        16,163             --              --
 Preferred.............            --     1,495,958             --              --
 Select................            --     1,521,396             --              --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............            --            --             --           1,719
 Institutional.........        12,730       130,284             --          17,995
 Preferred.............            --         5,449             --              --
Shares redeemed:
 Advisors Preferred....    (2,175,948)      (79,793)      (100,581)       (575,954)
 Advisors Select.......    (2,134,672)     (146,749)       (35,304)       (588,128)
 Class J...............    (2,841,029)   (1,489,741)    (1,077,954)       (606,060)
 Institutional.........   (26,632,273)   (1,187,280)   (36,220,513)     (7,311,089)
 Preferred.............    (3,038,793)      (89,547)      (135,310)       (602,565)
 Select................    (1,900,619)           --           (598)       (574,750)
                         ------------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (13,586,642)   40,015,211     30,205,202     132,190,080
                         ------------   -----------   ------------    ------------
         Total Increase
             (Decrease)   (15,163,530)   35,931,986     38,154,738     117,605,464
NET ASSETS
Beginning of period....    43,630,549     7,698,563    123,734,554       6,129,090
                         ------------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 28,467,019   $43,630,549   $161,889,292    $123,734,554
                         ============   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    119,889   $    11,563   $    728,340    $     (7,640)
                         ============   ===========   ============    ============

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                           INTERNATIONAL            LARGECAP
                                           SMALLCAP FUND          BLEND FUND I
-------------------------------------------------------------------------------
                                      SIX MONTHS       YEAR          PERIOD
                                        ENDED         ENDED          ENDED
                                      APRIL 30,    OCTOBER 31,     APRIL 30,
                                         2003          2002        2003 /(A)/
                                     ------------  ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss).............................  $    21,075   $    17,148    $    33,841
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions.....   (1,449,662)     (600,965)      (158,048)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in foreign
 currencies........................    1,910,546      (595,102)       536,346
                                     -----------   -----------    -----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations      481,959    (1,178,919)       412,139
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Advisors Preferred................      (14,263)           --             --
 Advisors Select...................       (6,945)           --             --
 Class J...........................      (16,234)           --            N/A
 Institutional.....................       (9,785)         (746)            --
 Preferred.........................      (16,785)         (844)            --
 Select............................       (8,445)           --             --
                                     -----------   -----------    -----------
  Total Dividends and Distributions      (72,457)       (1,590)            --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred................      389,743       987,203        100,000
 Advisors Select...................    1,336,333       467,808        100,000
 Class J...........................    1,600,412     4,235,078            N/A
 Institutional.....................      396,924       629,622      9,601,000
 Preferred.........................       64,669     1,303,925        100,000
 Select............................        3,747            --        100,001
Shares issued in reinvestment of
 dividends and distributions:
 Advisors Preferred................        7,440            --             --
 Advisors Select...................        1,554            --             --
 Class J...........................       15,870            --            N/A
 Institutional.....................        9,688           718             --
 Preferred.........................        7,326            44             --
 Select............................            8            --             --
Shares redeemed:
 Advisors Preferred................     (328,937)      (48,904)            --
 Advisors Select...................     (665,337)     (189,725)            --
 Class J...........................     (522,263)   (1,146,745)           N/A
 Institutional.....................     (959,880)      (98,282)            --
 Preferred.........................     (146,738)     (570,470)            --
                                     -----------   -----------    -----------
     Net Increase (Decrease) in Net
          Assets from Capital Share
                       Transactions    1,210,559     5,570,272     10,001,001
                                     -----------   -----------    -----------
          Total Increase (Decrease)    1,620,061     4,389,763     10,413,140
NET ASSETS
Beginning of period................    8,883,026     4,493,263             --
                                     -----------   -----------    -----------
End of period (including
 undistributed net investment
 income as set forth below)........  $10,503,087   $ 8,883,026    $10,413,140
                                     ===========   ===========    ===========
Undistributed (Overdistributed) Net
 Investment Income (Operating Loss)  $    16,016   $    70,896    $    33,841
                                     ===========   ===========    ===========

/(a) /Period from December 30, 2002,  date operations  commenced,  through April
     30, 2003.

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                              LARGECAP
                                 LARGECAP                  S&P 500 INDEX
                               GROWTH FUND                      FUND
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2003          2002          2003            2002
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    21,408   $     3,629   $    723,114    $    475,400
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........   (3,952,118)   (2,721,236)      (540,379)     (1,770,758)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    4,195,257    (1,055,762)    10,717,239     (15,628,791)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      264,547    (3,773,369)    10,899,974     (16,924,149)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....           --            --        (55,265)         (5,468)
 Advisors Select.......           --            --        (21,408)         (3,847)
 Class J...............           --            --       (172,397)        (26,767)
 Institutional.........      (23,012)           --            (85)            (98)
 Preferred.............           --            --       (391,997)        (25,293)
 Select................           --            --         (9,229)         (7,450)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions      (23,012)           --       (650,381)        (68,923)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....    1,562,189            --     20,175,771       6,541,754
 Advisors Select.......       55,832            --      6,306,414       1,364,233
 Class J...............    2,161,142     5,489,880     35,700,226      67,813,175
 Institutional.........   14,519,277    24,774,350     51,701,453              --
 Preferred.............      987,373     1,435,978     25,776,318      43,227,326
 Select................       19,586            --        511,440         260,147
Shares issued in
 acquisitions:
 Advisors Preferred....        9,974            --             --              --
 Advisors Select.......       99,696            --             --              --
 Class J...............    2,150,923            --             --              --
 Institutional.........      196,146            --             --              --
 Preferred.............      510,092            --             --              --
 Select................       14,848            --             --              --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           --            --         50,010              --
 Advisors Select.......           --            --         17,680             356
 Class J...............           --            --        171,436          26,639
 Institutional.........       22,998            --             --              --
 Preferred.............           --            --        391,930          16,531
 Select................           --            --          2,341              --
Shares redeemed:
 Advisors Preferred....     (949,959)           --     (5,056,853)       (492,209)
 Advisors Select.......      (59,355)           --       (981,431)       (179,003)
 Class J...............     (971,812)     (728,417)    (8,146,968)     (8,960,865)
 Institutional.........   (6,966,248)     (569,906)      (209,914)             --
 Preferred.............   (1,497,516)     (310,544)    (7,022,060)     (9,639,350)
 Select................       (7,574)           --        (78,479)           (160)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   11,857,612    30,091,341    119,309,314      99,978,574
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)   12,099,147    26,317,972    129,558,907      82,985,502
NET ASSETS
Beginning of period....   32,401,213     6,083,241    101,416,866      18,431,364
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $44,500,360   $32,401,213   $230,975,773    $101,416,866
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     1,919   $     3,629   $    515,223    $    447,105
                         ===========   ===========   ============    ============

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 LARGECAP                      MIDCAP
                                VALUE FUND                   BLEND FUND
---------------------------------------------------------------------------------
                         SIX MONTHS        YEAR       SIX MONTHS        YEAR
                            ENDED         ENDED         ENDED          ENDED
                          APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2003           2002          2003           2002
                        -------------  ------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    334,012   $   277,521   $     5,146    $    20,067
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    (3,512,042)   (3,038,449)     (266,755)      (732,518)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     3,961,836      (611,015)    1,549,345       (440,913)
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       783,806    (3,371,943)    1,287,736     (1,153,364)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....        (6,184)       (6,181)       (8,863)        (2,875)
 Advisors Select.......        (5,930)       (8,832)       (2,764)          (754)
 Class J...............        (3,746)       (2,399)       (7,676)            --
 Institutional.........      (335,770)      (37,850)          (90)           (80)
 Preferred.............       (26,155)       (9,775)      (10,052)        (6,775)
 Select................        (6,887)       (8,450)       (6,850)        (5,250)
                         ------------   -----------   -----------    -----------
    Total Dividends and
          Distributions      (384,672)      (73,487)      (36,295)       (15,734)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       349,837            --       329,206      1,179,281
 Advisors Select.......        28,873       103,443         1,530          6,364
 Class J...............     2,321,991     3,842,041     8,162,027     13,533,560
 Institutional.........    17,108,997    28,184,730            --             --
 Preferred.............        82,506     4,127,643       270,751        238,740
 Select................            --            --           195             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....         1,280            --         4,188             --
 Advisors Select.......         2,914         4,791            24             --
 Class J...............         3,641         2,270         7,611             --
 Institutional.........       335,686        37,746            --             --
 Preferred.............        18,005            --         1,803             --
Shares redeemed:
 Advisors Preferred....       (85,617)           --      (233,811)       (92,014)
 Advisors Select.......       (39,015)     (409,628)          (39)          (776)
 Class J...............      (493,436)     (777,207)   (2,338,927)    (1,896,434)
 Institutional.........   (13,280,519)     (959,493)           --             --
 Preferred.............      (775,970)   (1,085,755)      (14,103)            --
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     5,579,173    33,070,581     6,190,455     12,968,721
                         ------------   -----------   -----------    -----------
         Total Increase
             (Decrease)     5,978,307    29,625,151     7,441,896     11,799,623
NET ASSETS
Beginning of period....    38,632,828     9,007,677    19,042,997      7,243,374
                         ------------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 44,611,135   $38,632,828   $26,484,893    $19,042,997
                         ============   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    206,445   $   258,082   $   (15,638)   $    15,511
                         ============   ===========   ===========    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                             MIDCAP
                                 MIDCAP                  S&P 400 INDEX
                               GROWTH FUND                    FUND
-------------------------------------------------------------------------------
                        SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED        ENDED         ENDED          ENDED
                         APRIL 30,   OCTOBER 31,    APRIL 30,     OCTOBER 31,
                           2003          2002          2003           2002
                        -----------  ------------  ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (32,552)  $   (65,795)  $    48,506    $    53,688
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    (435,984)   (1,917,981)     (284,752)        40,668
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     686,319      (680,355)    1,027,070     (2,107,304)
                         ----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     217,783    (2,664,131)      790,824     (2,012,948)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....          --            --        (4,339)        (4,546)
 Advisors Select.......          --            --        (1,404)        (2,264)
 Institutional.........          --            --           (73)           (93)
 Preferred.............          --            --       (54,171)        (8,585)
 Select................          --            --        (5,132)        (6,956)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....          --            --            --         (8,766)
 Advisors Select.......          --            --            --         (8,758)
 Class J...............          --            --            --        (19,685)
 Institutional.........          --            --            --            (69)
 Preferred.............          --            --            --         (8,834)
 Select................          --            --            --         (8,758)
                         ----------   -----------   -----------    -----------
    Total Dividends and
          Distributions          --            --       (65,119)       (77,314)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      36,032            --       725,773        331,766
 Advisors Select.......      25,962        19,515       410,726        267,279
 Class J...............   1,811,353     5,261,041     2,773,254      6,160,011
 Preferred.............       7,602        11,213     5,512,806      8,426,340
 Select................          --            --       366,628         12,790
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....          --            --         1,409             --
 Advisors Select.......          --            --           316             --
 Class J...............          --            --            --         18,977
 Preferred.............          --            --        47,877            319
 Select................          --            --            27             --
Shares redeemed:
 Advisors Preferred....    (460,934)      (87,500)     (282,225)        (6,685)
 Advisors Select.......    (437,772)      (91,547)      (84,490)        (1,522)
 Class J...............    (960,612)     (794,572)     (732,988)    (1,030,707)
 Preferred.............    (437,632)      (92,426)   (1,927,137)    (1,469,772)
 Select................    (403,750)      (87,500)      (19,516)           (14)
                         ----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (819,751)    4,138,224     6,792,460     12,708,782
                         ----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    (601,968)    1,474,093     7,518,165     10,618,520
NET ASSETS
Beginning of period....   5,884,212     4,410,119    17,382,931      6,764,411
                         ----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $5,282,244   $ 5,884,212   $24,901,096    $17,382,931
                         ==========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (32,627)  $        --   $    31,958    $    49,035
                         ==========   ===========   ===========    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                               MONEY
                                  MIDCAP                       MARKET
                                VALUE FUND                      FUND
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2003          2002          2003            2002
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    32,580   $    47,040   $     71,402    $    203,096
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........   (1,485,444)   (1,068,905)            --              --
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    2,286,899      (656,290)            --              --
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      834,035    (1,678,155)        71,402         203,096
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (3,150)       (6,156)        (7,012)         (9,714)
 Advisors Select.......          (38)       (3,791)        (8,066)         (4,954)
 Class J...............      (41,761)       (4,671)       (22,892)       (121,349)
 Institutional.........         (104)         (103)       (22,198)         (9,555)
 Preferred.............         (109)      (10,125)       (11,202)        (56,275)
 Select................          (75)       (8,662)           (32)         (1,249)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --       (33,179)            --              --
 Advisors Select.......           --       (33,178)            --              --
 Class J...............           --      (113,241)            --              --
 Institutional.........           --          (251)            --              --
 Preferred.............           --       (33,150)            --              --
 Select................           --       (33,150)            --              --
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions      (45,237)     (279,657)       (71,402)       (203,096)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      270,045       622,917      6,353,715       8,690,975
 Advisors Select.......       38,420            --     18,048,483         587,541
 Class J...............    9,988,270    22,038,559     49,483,722      42,715,709
 Institutional.........           --            --     12,894,250       1,682,840
 Preferred.............       53,289         1,055      3,058,041       2,496,062
 Select................       31,181            --             --              --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        3,094            --          6,981           5,553
 Advisors Select.......           --            --          8,066           4,047
 Class J...............       41,539       114,911         22,687         119,305
 Institutional.........           --            --         22,294           9,472
 Preferred.............           23            --         11,031           9,359
Shares redeemed:
 Advisors Preferred....     (839,337)     (554,831)    (5,166,180)     (6,726,437)
 Advisors Select.......     (704,178)     (500,000)    (9,900,967)       (695,049)
 Class J...............   (2,641,610)   (2,619,657)   (19,577,742)    (13,308,845)
 Institutional.........           --            --       (688,761)       (355,877)
 Preferred.............     (710,452)     (500,597)    (1,871,700)     (5,256,482)
 Select................     (709,143)     (500,000)            --         (90,000)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    4,821,141    18,102,357     52,703,920      29,888,173
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)    5,609,939    16,144,545     52,703,920      29,888,173
NET ASSETS
Beginning of period....   24,232,079     8,087,534     42,909,826      13,021,653
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $29,842,018   $24,232,079   $ 95,613,746    $ 42,909,826
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    24,306   $    37,296   $         --    $         --
                         ===========   ===========   ============    ============

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS                     PARTNERS
                                  LARGECAP                     LARGECAP
                                 BLEND FUND                  BLEND FUND I
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2003           2002           2003           2002
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,270,969   $    793,876   $    27,218    $    32,737
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    (3,792,001)    (6,948,453)   (1,457,674)    (1,673,925)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     7,881,715     (5,061,993)    1,770,913     (1,232,923)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     5,360,683    (11,216,570)      340,457     (2,874,111)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....            --         (1,530)       (6,686)        (4,725)
 Advisors Select.......            --             --        (2,490)        (3,015)
 Class J...............            --             --       (13,416)        (4,405)
 Institutional.........      (974,528)      (136,961)          (73)           (94)
 Preferred.............       (22,152)        (4,504)      (12,382)        (7,863)
 Select................        (1,374)        (3,353)       (5,300)        (6,637)
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions      (998,054)      (146,348)      (40,347)       (26,739)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....     4,852,711        263,046       263,995        679,772
 Advisors Select.......     4,505,864        889,737        67,434              2
 Class J...............     5,932,102      6,060,083     2,393,268      9,462,754
 Institutional.........    91,287,132    150,526,683            --             --
 Preferred.............     8,043,481      4,271,997       148,627        935,645
 Select................        44,497             --            --             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....            --             --         2,823             --
 Class J...............            --             --        13,315          4,306
 Institutional.........       974,528        129,941            --             --
 Preferred.............        22,152             --         6,157             --
Shares redeemed:
 Advisors Preferred....    (1,010,225)          (432)     (143,967)       (86,767)
 Advisors Select.......      (540,240)      (342,679)           --             --
 Class J...............      (689,224)      (750,141)     (990,025)    (1,356,664)
 Institutional.........    (5,554,955)   (16,670,717)           --             --
 Preferred.............    (1,391,509)    (1,350,861)     (149,047)       (55,910)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   106,476,314    143,026,657     1,612,580      9,583,138
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)   110,838,943    131,663,739     1,912,690      6,682,288
NET ASSETS
Beginning of period....   150,929,107     19,265,368    13,061,771      6,379,483
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $261,768,050   $150,929,107   $14,974,461    $13,061,771
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    980,747   $    730,071   $    12,750    $    26,110
                         ============   ============   ===========    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                   PARTNERS                PARTNERS
                                LARGECAP GROWTH        LARGECAP GROWTH
                                     FUND                   FUND I
-------------------------------------------------------------------------------
                                    PERIOD        SIX MONTHS         YEAR
                                     ENDED           ENDED           ENDED
                                   APRIL 30,       APRIL 30,      OCTOBER 31,
                                  2003 /(A)/         2003            2002
                                ---------------  -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).............    $      (34)    $    713,066    $    334,094
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions       (77,224)     (20,528,590)    (50,158,382)
Change in unrealized
 appreciation/depreciation of
 investments and translation
 of assets and liabilities in
 foreign currencies...........       322,324       25,195,965      (4,609,606)
                                  ----------     ------------    ------------
Net Increase (Decrease) in Net
         Assets Resulting from
                    Operations       245,066        5,380,441     (54,433,894)
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Institutional................            --         (600,077)             --
                                  ----------     ------------    ------------
           Total Dividends and
                 Distributions            --         (600,077)             --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred...........       100,000       12,867,611       4,114,416
 Advisors Select..............       100,000       10,557,811       2,086,027
 Class J......................       890,832        2,604,179       4,863,513
 Institutional................     4,500,000      156,913,251     345,532,196
 Preferred....................       100,000       12,692,880      20,036,356
 Select.......................       100,000          414,416         175,154
Shares issued in reinvestment
 of dividends and
 distributions:
 Institutional................            --          600,077              --
Shares redeemed:
 Advisors Preferred...........            --       (3,473,930)        (29,291)
 Advisors Select..............            --       (2,343,074)       (913,140)
 Class J......................      (312,162)        (597,070)       (699,369)
 Institutional................            --      (57,402,958)    (15,397,600)
 Preferred....................            --       (6,939,119)     (4,763,469)
 Select.......................            --         (108,087)             --
                                  ----------     ------------    ------------
Net Increase (Decrease) in Net
     Assets from Capital Share
                  Transactions     5,478,670      125,785,987     355,004,793
                                  ----------     ------------    ------------
     Total Increase (Decrease)     5,723,736      130,566,351     300,570,899
NET ASSETS
Beginning of period...........            --      315,909,355      15,338,456
                                  ----------     ------------    ------------
End of period (including
 undistributed net investment
 income as set forth below)...    $5,723,736     $446,475,706    $315,909,355
                                  ==========     ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income (Operating
 Loss)........................    $      (34)    $    445,832    $    334,094
                                  ==========     ============    ============

/(a) /Period from December 30, 2002, date operations commenced, through April
  30, 2003.

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PARTNERS                     PARTNERS
                             LARGECAP GROWTH               LARGECAP VALUE
                                 FUND II                        FUND
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2003          2002          2003            2002
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (14,627)  $   (38,091)  $  5,621,591    $  4,091,578
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     (475,727)   (1,261,795)    (2,236,760)     (7,740,401)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,664,654       (30,177)    31,166,249     (75,745,607)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,174,300    (1,330,063)    34,551,080     (79,394,430)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....           --            --        (15,684)             --
 Advisors Select.......           --            --        (12,523)             --
 Class J...............           --            --         (5,502)             --
 Institutional.........           --            --     (5,633,205)       (198,033)
 Preferred.............           --            --        (97,962)         (3,241)
 Select................           --            --         (6,613)         (1,892)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --            --             --          (4,097)
 Advisors Select.......           --            --             --          (4,097)
 Class J...............           --            --             --          (4,203)
 Institutional.........           --            --             --        (114,771)
 Preferred.............           --            --             --          (4,115)
 Select................           --            --             --          (4,093)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions           --            --     (5,771,489)       (338,542)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --            --      7,849,761       1,770,110
 Advisors Select.......       14,535            --      4,629,967       4,236,318
 Class J...............      642,484     2,787,493      4,139,673       6,720,463
 Institutional.........   22,802,322     2,007,398    279,206,044     510,565,455
 Preferred.............        1,260       210,962     12,622,416      14,148,076
 Select................           --            --        263,370          40,598
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           --            --         11,338              --
 Advisors Select.......           --            --          9,819              --
 Class J...............           --            --          5,495           3,833
 Institutional.........           --            --      5,633,205         302,573
 Preferred.............           --            --         97,962              40
 Select................           --            --            318              --
Shares redeemed:
 Advisors Preferred....           --            --     (1,661,310)        (63,136)
 Advisors Select.......         (497)           --       (774,296)     (1,110,524)
 Class J...............     (431,532)     (464,225)      (988,215)       (803,304)
 Institutional.........     (528,589)   (1,686,846)   (28,666,393)    (15,710,771)
 Preferred.............      (54,977)          (20)    (5,736,841)     (3,653,605)
 Select................           --            --         (4,656)             --
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   22,445,006     2,854,762    276,637,657     516,446,126
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)   23,619,306     1,524,699    305,417,248     436,713,154
NET ASSETS
Beginning of period....    8,372,951     6,848,252    465,515,362      28,802,208
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $31,992,257   $ 8,372,951   $770,932,610    $465,515,362
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (30,384)  $     2,044   $  3,777,265    $  3,975,344
                         ===========   ===========   ============    ============

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PARTNERS                   PARTNERS
                               MIDCAP BLEND                  MIDCAP
                                   FUND                    GROWTH FUND
-------------------------------------------------------------------------------
                         SIX MONTHS       YEAR      SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED         ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,
                            2003          2002         2003           2002
                        ------------  ------------  -----------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (18,770)  $   (54,593)  $  (49,267)   $   (77,945)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........   (1,107,557)   (1,196,068)    (117,028)    (1,310,316)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,985,165    (1,090,717)     579,286        (31,521)
                         -----------   -----------   ----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      858,838    (2,341,378)     412,991     (1,419,782)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       34,025            --      386,853        606,805
 Advisors Select.......       94,315            --    1,014,546            226
 Class J...............      783,600     2,808,111    1,232,932      3,255,625
 Institutional.........    4,886,338     5,055,002           --             --
 Preferred.............        1,601       144,283      703,668        856,395
Shares redeemed:
 Advisors Preferred....           --            --     (439,206)       (12,793)
 Advisors Select.......      (24,941)           --     (526,889)            --
 Class J...............     (348,595)     (333,802)    (470,636)      (512,666)
 Institutional.........   (1,655,475)     (486,309)          --             --
 Preferred.............      (19,992)      (13,706)    (634,950)      (288,356)
 Select................           --            --     (375,000)            --
                         -----------   -----------   ----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,750,876     7,173,579      891,318      3,905,236
                         -----------   -----------   ----------    -----------
         Total Increase
             (Decrease)    4,609,714     4,832,201    1,304,309      2,485,454
NET ASSETS
Beginning of period....   11,115,472     6,283,271    6,415,058      3,929,604
                         -----------   -----------   ----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $15,725,186   $11,115,472   $7,719,367    $ 6,415,058
                         ===========   ===========   ==========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (18,770)  $        --   $  (49,267)   $        --
                         ===========   ===========   ==========    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                            PARTNERS               PARTNERS
                                             MIDCAP             SMALLCAP BLEND
                                           VALUE FUND                FUND
-------------------------------------------------------------------------------
                                    SIX MONTHS       YEAR           PERIOD
                                      ENDED         ENDED           ENDED
                                    APRIL 30,    OCTOBER 31,      APRIL 30,
                                       2003          2002         2003 /(A)/
                                   ------------  ------------  ----------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)...........................  $   (13,965)  $   (42,852)    $     (837)
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions...     (354,877)     (582,094)       (30,602)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in
 foreign currencies..............    2,718,015    (1,507,179)       151,583
                                   -----------   -----------     ----------
   Net Increase (Decrease) in Net
 Assets Resulting from Operations    2,349,173    (2,132,125)       120,144
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Institutional...................           --        (5,746)            --
 Preferred.......................           --           (95)            --
Tax return of capital
 distributions:
 Institutional...................           --        (6,321)            --
 Preferred.......................           --          (105)            --
                                   -----------   -----------     ----------
Total Dividends and Distributions           --       (12,267)            --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred..............      655,912       489,123        100,000
 Advisors Select.................      280,598       407,687        100,000
 Class J.........................    2,506,860     4,909,701            N/A
 Institutional...................   30,638,452    22,729,373      2,601,108
 Preferred.......................      422,842       730,505        100,000
 Select..........................           --            --        100,000
Shares issued in reinvestment of
 dividends and distributions:
 Institutional...................           --         9,167             --
Shares redeemed:
 Advisors Preferred..............      (21,018)         (689)            --
 Advisors Select.................      (33,686)     (187,093)            --
 Class J.........................     (586,684)     (788,079)           N/A
 Institutional...................   (2,148,222)   (2,868,689)            --
 Preferred.......................      (49,543)     (119,377)            --
                                   -----------   -----------     ----------
   Net Increase (Decrease) in Net
        Assets from Capital Share
                     Transactions   31,665,511    25,311,629      3,001,108
                                   -----------   -----------     ----------
        Total Increase (Decrease)   34,014,684    23,167,237      3,121,252
NET ASSETS
Beginning of period..............   30,826,146     7,658,909             --
                                   -----------   -----------     ----------
End of period (including
 undistributed net investment
 income as set forth below)......  $64,840,830   $30,826,146     $3,121,252
                                   ===========   ===========     ==========
Undistributed (Overdistributed)
 Net Investment Income (Operating
 Loss)...........................  $   (13,965)  $        --     $     (837)
                                   ===========   ===========     ==========

/(a) /Period from December 30, 2002,  date operations  commenced,  through April
     30, 2003.

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS                     PARTNERS
                              SMALLCAP GROWTH                  SMALLCAP
                                   FUND I                   GROWTH FUND II
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2003           2002           2003           2002
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (436,065)  $   (533,459)  $  (112,016)   $   (56,184)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........   (16,116,212)   (27,071,126)   (1,381,352)      (343,678)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    14,013,008     (9,734,952)    4,750,149         52,853
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (2,539,269)   (37,339,537)    3,256,781       (347,009)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       724,829        562,686     1,221,640        845,438
 Advisors Select.......        29,069        349,582       484,292             --
 Class J...............     1,597,474      1,829,621       627,309      1,153,569
 Institutional.........    26,663,598    126,413,558    80,394,372      7,163,550
 Preferred.............       321,878      1,073,285       638,780        110,735
 Select................            --              3        75,039             --
Shares redeemed:
 Advisors Preferred....      (299,573)        (1,253)   (1,001,886)        (2,174)
 Advisors Select.......       (34,584)       (67,438)     (578,366)            --
 Class J...............      (261,826)      (307,733)     (172,511)      (173,299)
 Institutional.........   (72,578,220)    (4,131,191)   (9,321,214)    (1,298,377)
 Preferred.............      (417,141)      (757,364)     (690,993)            --
 Select................            --             --      (597,393)            --
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (44,254,496)   124,963,756    71,079,069      7,799,442
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)   (46,793,765)    87,624,219    74,335,850      7,452,433
NET ASSETS
Beginning of period....    96,467,840      8,843,621    11,425,237      3,972,804
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 49,674,075   $ 96,467,840   $85,761,087    $11,425,237
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (436,065)  $         --   $  (112,571)   $        --
                         ============   ============   ===========    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PARTNERS               PARTNERS
                                          SMALLCAP VALUE            SMALLCAP
                                               FUND               VALUE FUND I
-------------------------------------------------------------------------------
                                    SIX MONTHS        YEAR           PERIOD
                                       ENDED          ENDED          ENDED
                                     APRIL 30,     OCTOBER 31,     APRIL 30,
                                       2003           2002         2003 /(A)/
                                   -------------  -------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)...........................  $    (78,571)  $   (230,326)   $    35,311
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions...   (14,583,084)     1,031,666       (111,729)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in
 foreign currencies..............    25,107,036    (32,917,195)     1,694,139
                                   ------------   ------------    -----------
   Net Increase (Decrease) in Net
 Assets Resulting from Operations    10,445,381    (32,115,855)     1,617,721
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net realized gain on
 investments and foreign currency
 transactions:
 Advisors Preferred..............       (11,437)       (12,383)            --
 Advisors Select.................       (14,361)       (12,383)            --
 Class J.........................       (49,288)       (25,930)           N/A
 Institutional...................    (1,367,832)      (112,291)            --
 Preferred.......................       (68,010)       (12,383)            --
 Select..........................        (7,774)       (12,383)            --
                                   ------------   ------------    -----------
Total Dividends and Distributions    (1,518,702)      (187,753)            --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred..............     3,755,577        195,507        100,000
 Advisors Select.................       713,884        664,924        100,000
 Class J.........................       912,725      5,341,162            N/A
 Institutional...................    40,774,489    168,844,037     31,588,756
 Preferred.......................     5,789,441      6,107,723        100,000
 Select..........................           669             --        100,000
Shares issued in reinvestment of
 dividends and distributions:
 Advisors Preferred..............         3,663             --             --
 Advisors Select.................         6,587             --             --
 Class J.........................        41,625         13,695            N/A
 Institutional...................     1,367,832         99,907             --
 Preferred.......................        60,236             --             --
Shares redeemed:
 Advisors Preferred..............      (656,047)        (9,008)            --
 Advisors Select.................       (83,295)       (34,400)            --
 Class J.........................      (598,690)    (1,100,805)           N/A
 Institutional...................   (62,427,765)   (10,659,704)       (49,302)
 Preferred.......................    (2,961,428)      (461,455)            --
                                   ------------   ------------    -----------
   Net Increase (Decrease) in Net
        Assets from Capital Share
                     Transactions   (13,300,497)   169,001,583     31,939,454
                                   ------------   ------------    -----------
        Total Increase (Decrease)    (4,373,818)   136,697,975     33,557,175
NET ASSETS
Beginning of period..............   147,179,318     10,481,343             --
                                   ------------   ------------    -----------
End of period (including
 undistributed net investment
 income as set forth below)......  $142,805,500   $147,179,318    $33,557,175
                                   ============   ============    ===========
Undistributed (Overdistributed)
 Net Investment Income (Operating
 Loss)...........................  $    (78,571)  $         --    $    35,311
                                   ============   ============    ===========

/(a) /Period from December 30, 2002,  date operations  commenced,  through April
     30, 2003.

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            PRINCIPAL
                                PREFERRED                    LIFETIME
                             SECURITIES FUND                2010 FUND
--------------------------------------------------------------------------------
                         SIX MONTHS      PERIOD      SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2003       2002 /(A)/       2003           2002
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $ 1,388,199   $   297,612   $   578,517    $   609,045
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       36,255      (125,273)   (1,729,965)       (87,727)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,564,148         8,365     4,280,581     (1,899,911)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    2,988,602       180,704     3,129,133     (1,378,593)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....          N/A           N/A       (27,195)          (101)
 Advisors Select.......          N/A           N/A          (108)           (84)
 Class J...............          N/A           N/A       (37,407)        (6,653)
 Institutional.........     (474,759)           --      (735,370)      (126,781)
 Preferred.............          N/A           N/A        (6,288)          (132)
 Select................          N/A           N/A          (122)          (120)
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions     (474,759)           --      (806,490)      (133,871)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....          N/A           N/A       166,552      2,481,138
 Advisors Select.......          N/A           N/A       232,609          2,204
 Class J...............          N/A           N/A     6,207,399      5,406,654
 Institutional.........   74,519,299    12,995,787    27,924,857     33,474,531
 Preferred.............          N/A           N/A       523,351        341,003
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....          N/A           N/A        27,092             --
 Advisors Select.......          N/A           N/A            22             --
 Class J...............          N/A           N/A        36,815          6,008
 Institutional.........      473,802            --       735,212        126,623
 Preferred.............          N/A           N/A         6,155             --
Shares redeemed:
 Advisors Preferred....          N/A           N/A      (201,481)        (3,432)
 Advisors Select.......          N/A           N/A        (2,614)            --
 Class J...............          N/A           N/A      (463,690)      (611,634)
 Institutional.........   (5,802,367)     (327,526)   (1,702,840)    (1,484,274)
 Preferred.............          N/A           N/A       (37,710)       (17,064)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   69,190,734    12,668,261    33,451,729     39,721,757
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)   71,704,577    12,848,965    35,774,372     38,209,293
NET ASSETS
Beginning of period....   12,848,965            --    43,075,147      4,865,854
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $84,553,542   $12,848,965   $78,849,519    $43,075,147
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $ 1,207,970   $   297,612   $   283,503    $   511,476
                         ===========   ===========   ===========    ===========

/(a) /Period from May 1, 2002,  date operations  commenced,  through October 31,
     2002.

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PRINCIPAL                   PRINCIPAL
                                 LIFETIME                     LIFETIME
                                 2020 FUND                   2030 FUND
---------------------------------------------------------------------------------
                         SIX MONTHS        YEAR       SIX MONTHS        YEAR
                            ENDED         ENDED         ENDED          ENDED
                          APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2003           2002          2003           2002
                        -------------  ------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    656,443   $   582,731   $   495,682    $   356,742
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    (2,836,100)      (56,499)   (2,782,653)      (159,503)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     6,489,172    (3,337,449)    5,755,091     (2,945,544)
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     4,309,515    (2,811,217)    3,468,120     (2,748,305)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (17,298)          (80)       (3,753)           (86)
 Advisors Select.......          (520)          (63)          (57)           (70)
 Class J...............       (45,752)       (9,377)       (7,757)        (9,705)
 Institutional.........      (774,573)      (88,640)     (568,716)       (78,186)
 Preferred.............       (12,476)         (112)       (9,161)          (118)
 Select................          (100)         (100)          (67)          (106)
                         ------------   -----------   -----------    -----------
    Total Dividends and
          Distributions      (850,719)      (98,372)     (589,511)       (88,271)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       300,650     2,153,340        84,999        670,716
 Advisors Select.......     1,050,410        63,748       688,385          4,136
 Class J...............    11,325,312     9,481,628     8,718,827      8,263,082
 Institutional.........    36,856,997    42,392,337    41,284,998     32,510,666
 Preferred.............     1,479,806       723,221     1,525,728        945,392
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        17,216            --         3,703             --
 Advisors Select.......           454            --            21             --
 Class J...............        45,069         8,932         7,546          9,177
 Institutional.........       774,439        88,502       568,615         78,043
 Preferred.............        12,366            --         9,083             --
Shares redeemed:
 Advisors Preferred....      (183,375)     (208,430)      (54,980)       (19,875)
 Advisors Select.......       (28,162)           --      (350,394)            --
 Class J...............    (1,054,417)   (1,419,700)   (1,084,409)      (831,753)
 Institutional.........      (157,331)     (751,462)   (2,471,772)    (2,435,291)
 Preferred.............      (228,385)       (8,024)     (378,724)       (47,389)
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    50,211,049    52,524,092    48,551,626     39,146,904
                         ------------   -----------   -----------    -----------
         Total Increase
             (Decrease)    53,669,845    49,614,503    51,430,235     36,310,328
NET ASSETS
Beginning of period....    53,626,619     4,012,116    41,003,889      4,693,561
                         ------------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $107,296,464   $53,626,619   $92,434,124    $41,003,889
                         ============   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    306,528   $   500,804   $   190,410    $   284,239
                         ============   ===========   ===========    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                PRINCIPAL                   PRINCIPAL
                              LIFETIME 2040               LIFETIME 2050
                                   FUND                       FUND
-------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS       YEAR
                           ENDED         ENDED         ENDED          ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2003          2002          2003          2002
                        ------------  ------------  ------------  -------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   146,911   $   140,759   $    44,921    $   53,927
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........   (1,357,094)      (86,118)     (732,955)       (6,905)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    2,514,043    (1,729,228)    1,127,997      (895,410)
                         -----------   -----------   -----------    ----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,303,860    (1,674,587)      439,963      (848,388)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....         (245)          (79)          (64)          (82)
 Advisors Select.......         (202)          (61)           (9)          (66)
 Class J...............           --        (3,139)           --        (2,555)
 Institutional.........     (195,010)      (55,389)      (59,822)      (37,009)
 Preferred.............       (1,794)         (111)         (227)         (114)
 Select................          (59)          (99)          (36)         (102)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....          (23)           (5)           (5)           --
 Advisors Select.......          (30)           (5)           (3)           --
 Class J...............       (1,780)         (286)         (170)           --
 Institutional.........       (8,287)       (1,952)       (1,383)           --
 Preferred.............         (104)           (5)           (7)           --
 Select................           (4)           (5)           (2)           --
                         -----------   -----------   -----------    ----------
    Total Dividends and
          Distributions     (207,538)      (61,136)      (61,728)      (39,928)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       44,906        41,424        28,141            80
 Advisors Select.......       60,177        56,181         7,918         9,435
 Class J...............    2,970,103     3,687,049       286,664       733,405
 Institutional.........   12,466,785    14,345,201     5,299,811     5,117,090
 Preferred.............      597,866       195,635       359,302        26,573
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....          222            --            47            --
 Advisors Select.......          201            --             6            --
 Class J...............        1,729         2,944           154         2,075
 Institutional.........      203,200        57,199        61,137        36,870
 Preferred.............        1,824            --           188            --
Shares redeemed:
 Advisors Preferred....         (338)         (106)       (6,350)           --
 Advisors Select.......      (45,309)       (1,458)       (4,125)       (1,436)
 Class J...............     (538,345)     (378,435)      (35,038)     (111,039)
 Institutional.........     (775,350)     (682,651)     (677,368)     (612,521)
 Preferred.............      (75,219)       (2,627)     (114,658)         (933)
                         -----------   -----------   -----------    ----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   14,912,452    17,320,356     5,205,829     5,199,599
                         -----------   -----------   -----------    ----------
         Total Increase
             (Decrease)   16,008,774    15,584,633     5,584,064     4,311,283
NET ASSETS
Beginning of period....   18,935,762     3,351,129     6,885,714     2,574,431
                         -----------   -----------   -----------    ----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $34,944,536   $18,935,762   $12,469,778    $6,885,714
                         ===========   ===========   ===========    ==========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    38,371   $    88,770   $     4,643    $   19,880
                         ===========   ===========   ===========    ==========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                PRINCIPAL
                            LIFETIME STRATEGIC              REAL ESTATE
                               INCOME FUND                     FUND
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED          ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,     OCTOBER 31,
                            2003          2002          2003            2002
                        ------------  ------------  -------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   263,729   $   205,259   $    900,814    $   603,375
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     (405,981)      (22,598)      (266,637)      (127,824)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,345,700      (378,340)     6,400,288       (702,319)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,203,448      (195,679)     7,034,465       (226,768)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (5,941)         (121)      (113,506)       (42,791)
 Advisors Select.......          (96)         (103)       (25,979)       (41,730)
 Class J...............       (3,329)       (1,369)      (480,316)       (93,834)
 Institutional.........     (279,460)      (43,949)          (347)          (408)
 Preferred.............       (2,174)         (151)      (168,973)       (47,320)
 Select................          (98)         (139)       (23,242)       (45,362)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....         (389)           --             --             --
 Advisors Select.......           (8)           --             --             --
 Class J...............         (486)           --             --             --
 Institutional.........      (10,173)           --             --             --
 Preferred.............          (99)           --             --             --
 Select................           (5)           --             --             --
                         -----------   -----------   ------------    -----------
    Total Dividends and
          Distributions     (302,258)      (45,832)      (812,363)      (271,445)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       15,792       960,852      2,525,063      3,371,191
 Advisors Select.......       17,659         5,191      1,189,855        182,598
 Class J...............    1,541,934       846,630     12,375,452     22,469,658
 Institutional.........   15,050,460    17,410,240     56,182,174             --
 Preferred.............      223,896       139,425      8,600,632      5,308,219
 Select................           --            --         95,307         56,150
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        6,246            --         93,339             --
 Advisors Select.......           36            --          7,236          1,355
 Class J...............        3,456           529        476,813         90,836
 Institutional.........      289,493        43,770             --             --
 Preferred.............        2,157            --        146,323            295
 Select................           --            --          1,530             --
Shares redeemed:
 Advisors Preferred....      (91,201)     (198,729)    (1,797,075)      (761,740)
 Advisors Select.......       (3,375)           --     (1,130,269)      (635,302)
 Class J...............      (87,428)     (174,693)    (3,169,153)    (3,894,040)
 Institutional.........   (1,646,590)   (1,954,168)    (2,266,304)            --
 Preferred.............      (56,938)       (1,592)    (2,831,795)    (1,265,328)
 Select................           --            (2)      (829,282)      (625,058)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   15,265,597    17,077,453     69,669,846     24,298,834
                         -----------   -----------   ------------    -----------
         Total Increase
             (Decrease)   16,166,787    16,835,942     75,891,948     23,800,621
NET ASSETS
Beginning of period....   18,603,251     1,767,309     31,171,697      7,371,076
                         -----------   -----------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $34,770,038   $18,603,251   $107,063,645    $31,171,697
                         ===========   ===========   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   146,511   $   173,880   $    620,513    $   532,062
                         ===========   ===========   ============    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 SMALLCAP                    SMALLCAP
                                BLEND FUND                 GROWTH FUND
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2003          2002          2003           2002
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (20,262)  $   (36,511)  $   (41,213)   $   (81,622)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........   (1,816,269)   (1,534,144)   (1,190,090)    (4,404,099)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    3,610,065    (1,925,349)    1,634,514        151,985
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,773,534    (3,496,004)      403,211     (4,333,736)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....           --          (506)           --             --
 Institutional.........           --           (59)           --             --
 Preferred.............           --        (4,349)           --             --
 Select................           --        (2,813)           --             --
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --        (2,329)           --        (44,671)
 Advisors Select.......           --        (2,365)           --        (45,576)
 Class J...............           --        (6,064)           --        (78,414)
 Institutional.........           --           (18)           --        (36,811)
 Preferred.............           --        (2,325)           --        (44,588)
 Select................           --        (2,327)           --        (44,587)
Tax return of capital
 distributions:
 Advisors Preferred....           --           (70)           --             --
 Institutional.........           --            (8)           --             --
 Preferred.............           --          (601)           --             --
 Select Class..........           --          (389)           --             --
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions           --       (24,223)           --       (294,647)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      237,676     1,096,709         2,148              6
 Advisors Select.......      141,538        30,028         4,145         62,486
 Class J...............    9,568,453    19,496,939     2,781,411      6,474,485
 Institutional.........       48,954     4,993,898     4,527,928      5,305,715
 Preferred.............       18,128       219,552        20,355         92,145
 Select................          300            --            --             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Select.......           --            36            --            947
 Class J...............           --         5,868            --         74,425
 Institutional.........           --            --            --         36,425
Shares redeemed:
 Advisors Preferred....     (173,659)   (1,243,774)       (2,135)            --
 Advisors Select.......      (25,381)   (1,183,744)       (1,260)       (56,779)
 Class J...............   (2,744,996)   (2,302,685)   (1,244,349)    (1,437,793)
 Institutional.........       (3,698)       (2,445)   (8,544,100)      (202,338)
 Preferred.............       (3,017)   (1,183,531)       (5,836)       (41,504)
 Select................           --    (1,182,941)           --             --
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    7,064,298    18,743,910    (2,461,693)    10,308,220
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    8,837,832    15,223,683    (2,058,482)     5,679,837
NET ASSETS
Beginning of period....   23,015,451     7,791,768    11,368,174      5,688,337
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $31,853,283   $23,015,451   $ 9,309,692    $11,368,174
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (20,518)  $        --   $   (41,213)   $        --
                         ===========   ===========   ===========    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 SMALLCAP
                                 S&P 600                     SMALLCAP
                                INDEX FUND                  VALUE FUND
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED          ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,     OCTOBER 31,
                            2003          2002          2003            2002
                        ------------  ------------  -------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    15,095   $    10,530   $     27,297    $    70,525
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      (32,784)     (510,014)    (1,683,821)       (84,458)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,619,397    (2,064,514)     1,879,614       (747,433)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,601,708    (2,563,998)       223,090       (761,366)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....           --          (138)          (434)        (5,129)
 Advisors Select.......           --            --             --         (2,627)
 Institutional.........          (41)          (60)       (78,481)       (19,221)
 Preferred.............      (13,214)       (4,595)        (3,760)        (9,313)
 Select................          (36)       (2,852)        (1,783)        (7,644)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --       (17,289)            --        (58,062)
 Advisors Select.......           --       (17,303)            --        (58,061)
 Class J...............           --       (30,601)            --        (43,513)
 Institutional.........           --          (127)            --        (68,619)
 Preferred.............           --       (17,372)            --        (58,012)
 Select................           --       (17,289)            --        (58,061)
                         -----------   -----------   ------------    -----------
    Total Dividends and
          Distributions      (13,291)     (107,626)       (84,458)      (388,262)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....    1,373,542       166,952        243,396        359,592
 Advisors Select.......      656,828       912,422        596,018         49,463
 Class J...............    3,588,436     7,407,825      2,214,495      5,507,726
 Institutional.........    7,814,022            --      7,805,273     10,137,563
 Preferred.............    4,923,980     9,877,478        373,005        268,949
 Select................       39,328        51,538            105             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           --            --            128             --
 Class J...............           --        29,332             --         39,125
 Institutional.........           --            --         78,418         87,312
 Preferred.............       13,197           143          1,054             --
 Select................           28            --             --             --
Shares redeemed:
 Advisors Preferred....     (809,611)     (685,251)      (225,949)      (518,747)
 Advisors Select.......     (795,582)     (765,550)      (292,007)      (464,574)
 Class J...............     (835,338)   (1,115,413)      (976,020)      (910,869)
 Institutional.........      (60,522)           --    (12,612,853)    (1,089,736)
 Preferred.............   (2,933,704)   (2,945,557)      (173,304)      (523,545)
 Select................     (552,564)     (675,056)      (125,000)      (437,500)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   12,422,040    12,258,863     (3,093,241)    12,504,759
                         -----------   -----------   ------------    -----------
         Total Increase
             (Decrease)   14,010,457     9,587,239     (2,954,609)    11,355,131
NET ASSETS
Beginning of period....   16,646,456     7,059,217     18,562,191      7,207,060
                         -----------   -----------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $30,656,913   $16,646,456   $ 15,607,582    $18,562,191
                         ===========   ===========   ============    ===========
Undistributed Net
 Investment Income
 (Operating Loss)......  $    11,328   $     9,589   $      3,665    $    61,020
                         ===========   ===========   ============    ===========

See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Investors Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. At April 30, 2003 the Fund consists of 46 separate funds (Balanced Fund, Bond & Mortgage Securities Fund, Capital Preservation Fund, Government Securities Fund, High Quality Intermediate-Term Bond Fund, High Quality Long-Term Bond Fund, High Quality Short-Term Bond Fund, International Emerging Markets Fund, International Fund I, International Fund II, International SmallCap Fund, LargeCap Blend Fund I, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, and SmallCap Value Fund; known as the "Funds").

Effective December 4, 2002, LargeCap Growth Fund acquired all the assets and assumed all the liabilities of Technology Fund pursuant to a plan of acquisition approved by shareholders of Technology Fund on October 28, 2002. The acquisition was accomplished by a tax-free exchange of shares from Technology Fund for shares of LargeCap Growth Fund. The aggregate net assets of LargeCap Growth Fund and Technology Fund immediately before the acquisition were approximately $36,149,000 and $2,982,000 respectively.

Effective December 30, 2002, the initial purchases of 1,000,000, 300,000, and 750,000 shares allocated among Advisors Preferred, Advisors Select, Institutional, Preferred, and Select classes of shares of LargeCap Blend Fund, Partners SmallCap Blend Fund, and Partners SmallCap Value Fund I, respectively, and 500,000 shares allocated among Advisors Preferred, Advisors Select, Class J, Institutional, Preferred, and Select classes of shares of Partners LargeCap Growth Fund were made by Principal Life Insurance Company.

All classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:


SECURITY VALUATION. . Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund (collectively the "Principal LifeTime Funds") primarily invest in combinations of other funds (the "Underlying Funds") managed by Principal Management Corporation ("the Manager"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Money Market Fund values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

The Funds (with the exception of Money Market Fund and the Principal LifeTime Funds) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

With respect to Capital Preservation Fund, the valuation of wrapper agreements (see Operating Policies) will generally be equal to the difference between the book value and the market value of the covered assets plus the accrued crediting rate income, and will be reflected as an asset or liability of the fund. The Board of Directors has adopted policies and procedures that set forth the steps to be followed by the Manager to establish a fair value of each wrapper agreement.

FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which a fund does not determine its net asset value, for example weekends and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

INCOME AND INVESTMENT TRANSACTIONS. . The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of settled shares outstanding of each class.

With respect to Capital Preservation Fund, the crediting rate income represents the difference between the actual interest earned on covered assets under the wrapper agreements (see Operating Policies) and the contractual rate of interest pursuant to the terms of the wrapper agreements.

EXPENSES. . Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class. Expenses included in the statements of operations of the Principal LifeTime Funds reflect the expenses of each Principal LifeTime Fund and do not include any expenses associated with the Underlying Funds.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS . With respect to Capital Preservation Fund, all net investment income is declared as dividends daily to shareholders of record as of that day; distributions of net realized gain from investment transactions are recorded on the ex-dividend date. With respect to Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day.
Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, contra crediting rate income, commission recapture, and mortgage-backed securities. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

3. OPERATING POLICIES

FEES PAID INDIRECTLY. . The Funds direct certain portfolio transactions to a brokerage firm that, in turn, pays a portion of the Fund's operating expenses. Certain of the Funds have also entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each fund's expenses. These amounts are reflected in the statements of operations.

FUTURES CONTRACTS. . The Funds may enter into futures contracts as a hedge against changes in market conditions and, to a limited extent, for non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statement of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract. .

JOINT TRADING ACCOUNT. . Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

LINE OF CREDIT. . The Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2003, the Funds had no outstanding borrowings under the line of credit.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)

SHORT SALES . The Funds may engage in "short sales against the box." This technique involves selling either a security owned by a fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, for delivery at a specified date in the future. A fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a fund loses the opportunity to participate in the gain.

WRAPPER AGREEMENTS . Capital Preservation Fund enters into wrapper agreements with wrap providers. A wrapper agreement is a derivative instrument that is designed to protect the fund from investment losses and under most circumstances maintain a constant net asset value per share. Under normal circumstances, the value of the wrapper agreement is expected to vary inversely with the market value of the fund's assets covered ("covered assets") by the wrapper agreement.

If the market value of the covered assets is less than their book value, the wrapper agreements are assets of the fund with a value equal to the difference. If the market value of the covered assets is more than their book value, the wrapper agreements are liabilities of the fund with a value equal to the excess. The book value of the wrapper agreement is equal to the purchase price of covered assets less the sale price of covered assets sold to cover share redemptions plus interest accrued at the crediting rate.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Funds are as follows:

 Balanced Fund                                    0.50%     Partners LargeCap Growth Fund I             0.75  %
 Bond & Mortgage Securities Fund                  0.55      Partners LargeCap Growth Fund II            1.00
 Capital Preservation Fund                        0.52      Partners LargeCap Value Fund                0.80
 Government Securities Fund                       0.40      Partners MidCap Blend Fund                  1.00
 High Quality Intermediate-Term Bond Fund         0.40      Partners MidCap Growth Fund                 1.00
 High Quality Long-Term Bond Fund                 0.40      Partners MidCap Value Fund                  1.00
 High Quality Short-Term Bond Fund                0.40      Partners SmallCap Blend Fund                1.00
 International Emerging Markets Fund              1.35      Partners SmallCap Growth Fund I             1.10
 International Fund I                             0.90      Partners SmallCap Growth Fund II            1.00
 International Fund II                            1.00      Partners SmallCap Value Fund                1.00
 International SmallCap Fund                      1.20      Partners SmallCap Value Fund I              1.00
 LargeCap Blend Fund I                            0.60      Preferred Securities Fund                   0.75
 LargeCap Growth Fund                             0.55      Principal LifeTime 2010 Fund                0.1225
 LargeCap S&P 500 Index Fund                      0.15      Principal LifeTime 2020 Fund                0.1225
 LargeCap Value Fund                              0.45      Principal LifeTime 2030 Fund                0.1225
 MidCap Blend Fund                                0.65      Principal LifeTime 2040 Fund                0.1225
 MidCap Growth Fund                               0.65      Principal LifeTime 2050 Fund                0.1225
 MidCap S&P 400 Index Fund                        0.15      Principal LifeTime Strategic Income Fund    0.1225
 MidCap Value Fund                                0.65      Real Estate Fund                            0.85
 Money Market Fund                                0.40      SmallCap Blend Fund                         0.75
 Partners LargeCap Blend Fund                     0.75      SmallCap Growth Fund                        0.75
 Partners LargeCap Blend Fund I                   0.45      SmallCap S&P 600 Index Fund                 0.15
 Partners LargeCap Growth Fund                    1.00      SmallCap Value Fund                         0.75

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

In addition to the management fee, Advisors Preferred, Advisors Select, Preferred and Select classes of shares of each fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. As of April 30, 2003, the annual rates for the service fee are .17%, .25%, .15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .11%, and .13% for Advisors Preferred, Advisors Select, Preferred and Select, respectively. Class J shares of each fund reimburses the Manager for transfer and administrative services. The Manager has agreed to provide portfolio accounting services for the Funds. Currently, there is no charge for these services.

Effective November 1, 2002, Class J shares converted from a contractual expense limit to a voluntary expense limit. The Manager has voluntarily agreed to limit the Fund's expenses for Class J shares of each fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class J on an annualized basis during the reporting period. The operating expense limits, which were maintained at or below that shown are as follows:

                                                    EXPENSE LIMIT
                             PERIOD FROM                         PERIOD FROM
                           NOVEMBER 1, 2002                     MARCH 1, 2003
                         TO FEBRUARY 28, 2003                 TO APRIL 30, 2003
                         --------------------  ------------------------------------------------
 Balanced Fund                               1.45%              1.75%
 Bond & Mortgage Securities Fund             1.50               1.40
 Capital Preservation Fund                   1.60               1.60
 Government Securities Fund                  1.35               1.40
 High Quality Intermediate-Term Bond         1.35               1.40
 High Quality Long-Term Bond Fund            1.40               1.40
 High Quality Short-Term Bond Fund           1.35               1.40
 International Emerging Markets Fund         2.30               2.75
 International Fund I                        1.85               2.10
 International Fund II                       2.10               2.10
 International SmallCap Fund                 2.15               2.10
 LargeCap Growth Fund                        1.60               1.65
 LargeCap S&P 500 Index Fund                 1.10               1.20
 LargeCap Value Fund                         1.50               1.65
 MidCap Blend Fund                           1.60               1.70
 MidCap Growth Fund                          1.75               1.85
 MidCap S&P 400 Index Fund                   1.20               1.30
 MidCap Value Fund                           1.70               1.70
 Money Market Fund                           1.35               1.35
 Partners LargeCap Blend Fund                1.70               1.70
 Partners LargeCap Blend Fund I              1.40               1.70
 Partners LargeCap Growth Fund               1.95*              1.95
 Partners LargeCap Growth Fund I             1.70               1.95
 Partners LargeCap Growth Fund II            1.95               1.95
 Partners LargeCap Value Fund                1.75               1.75
 Partners MidCap Blend Fund                  1.90               1.95
 Partners MidCap Growth Fund                 1.95               1.95
 Partners MidCap Value Fund                  1.90               1.95
 Partners SmallCap Growth Fund I             2.05               2.05
 Partners SmallCap Growth Fund II            1.95               2.05
 Partners SmallCap Value Fund                1.95               1.95
 Principal LifeTime 2010 Fund                1.30               1.30
 Principal LifeTime 2020 Fund                1.40               1.40
 Principal LifeTime 2030 Fund                1.50               1.50
 Principal LifeTime 2040 Fund                1.60               1.60
 Principal LifeTime 2050 Fund                1.70               1.70
 Principal LifeTime Strategic Income Fund    1.30               1.30
 Real Estate Fund                            1.90               1.90
 SmallCap Blend Fund                         1.70               1.70

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                                                   EXPENSE LIMIT
                                    PERIOD FROM                PERIOD FROM
                                  NOVEMBER 1, 2002            MARCH 1, 2003
                                TO FEBRUARY 28, 2003        TO APRIL 30, 2003
                                --------------------  -------------------------
 SmallCap Growth Fund                 1.80%                      1.90%
 SmallCap S&P 600 Index Fund          1.30                       1.40
 SmallCap Value Fund                  1.70                       1.70

* Period from December 30, 2002, date operations commenced, through February 28, 2003.

With respect to Capital Preservation Fund, the Manager has contractually agreed to pay up to .04% of the wrapper agreement premiums for an indefinite period to ensure that total operating expenses will not exceed 1.17%, 1.35%, 1.60%, .60%, ..86% and .98% for Advisors Preferred, Advisors Select, Class J, Institutional, Preferred and Select classes of shares, respectively.

DISTRIBUTION FEES. . The Advisors Preferred, Advisors Select, Class J, and Select shares of each fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class. Distribution fees are paid to Princor Financial Services Corporation, a portion of which may be paid to other selling dealers for providing certain services. As of April 30, 2003, the annual rates are .25%, .30%, .50% and .10% for Advisors Preferred, Advisors Select, Class J and Select, respectively.

CONTINGENT DEFERRED SALES CHARGE (CDSC). . Class J shares are subject to a 1% CDSC on certain redemptions made within 18 months of purchase. The charge is based on the lesser of the current market value or the cost of shares being redeemed. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC. The aggregate amount of these charges retained by Princor Financial Services Corporation for the periods ended April 30, 2003, were as follows:

 Balanced Fund                             $ 9,558    Partners LargeCap Growth Fund             $    33
 Bond & Mortgage Securities Fund            34,402    Partners LargeCap Growth Fund I             2,436
 Capital Preservation Fund                   8,530    Partners LargeCap Growth Fund II            1,782
 Government Securities Fund                 33,342    Partners LargeCap Value Fund                4,555
 High Quality Intermediate-Term Bond Fund    6,901    Partners MidCap Blend Fund                  2,134
 High Quality Long-Term Bond Fund            3,118    Partners MidCap Growth Fund                 2,111
 High Quality Short-Term Bond Fund           7,758    Partners MidCap Value Fund                  2,938
 International Emerging Markets Fund         1,523    Partners SmallCap Growth Fund I             1,308
 International Fund I                        6,194    Partners SmallCap Growth Fund II              957
 International Fund II                       1,929    Partners SmallCap Value Fund                3,161
 International SmallCap Fund                 1,954    Principal LifeTime 2010 Fund                3,333
 LargeCap Growth Fund                        4,385    Principal LifeTime 2020 Fund                8,613
 LargeCap S&P 500 Index Fund                40,240    Principal LifeTime 2030 Fund                8,127
 LargeCap Value Fund                         1,992    Principal LifeTime 2040 Fund                3,652
 MidCap Blend Fund                           7,637    Principal LifeTime 2050 Fund                  179
 MidCap Growth Fund                          2,196    Principal LifeTime Strategic Income Fund      555
 MidCap S&P 400 Index Fund                   3,330    Real Estate Fund                           14,043
 MidCap Value Fund                          13,613    SmallCap Blend Fund                        10,727
 Money Market Fund                          42,351    SmallCap Growth Fund                        3,302
 Partners LargeCap Blend Fund                3,858    SmallCap S&P 600 Index Fund                 4,066
 Partners LargeCap Blend Fund I              4,095    SmallCap Value Fund                         3,884

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED OWNERSHIP. . At April 30, 2003, Principal Life Insurance Company (an affiliate of the Manager) and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows:

                         ADVISORS   ADVISORS
                         PREFERRED   SELECT   CLASS J  INSTITUTIONAL  PREFERRED   SELECT
                         ---------  --------  -------  -------------  ---------  ---------
 Balanced Fund            125,002    125,118   10,428        1,043     125,000    124,999
 Bond & Mortgage              963        965    9,671       35,511         963        963
 Securities Fund
 Capital Preservation      49,735     49,238  174,751      188,745      50,608     50,270
 Fund
 Government Securities      9,844      9,817    9,756          975       9,953      9,859
 Fund
 High Quality             140,686    140,679    9,709          971     140,891    140,703
 Intermediate-Term Bond
 Fund
 High Quality Long-Term    36,705     36,680    9,653          965      36,294     36,734
 Bond Fund
 High Quality               1,061      3,831    9,775          978         995      1,104
 Short-Term Bond Fund
 International Emerging   125,222    125,219    9,662          966     125,000    125,109
 Markets Fund
 International Fund I      76,092     75,560   31,215      720,323      72,091     76,094
 International Fund II     29,566     29,530       --           --      32,649     29,566
 International SmallCap   125,002    125,120   10,460        1,046     125,000    124,999
 Fund
 LargeCap Blend Fund I     10,000     10,000      N/A      960,000      10,000     10,000
 LargeCap Growth Fund     127,077    127,016   22,515    2,060,695     126,872    126,966
 LargeCap S&P 500 Index   125,122    125,118       --        1,052          --    124,999
 Fund
 LargeCap Value Fund      125,114    125,111    9,728    1,236,982     125,000    124,999
 MidCap Blend Fund        125,002    125,112    9,970          997     125,000    124,999
 MidCap Growth Fund            --         --       --        1,247          --      7,881
 MidCap S&P 400 Index     125,223    125,109    9,921          992     125,000    125,109
 Fund
 MidCap Value Fund          1,028      1,029    9,488          949       1,024      1,024
 Money Market Fund             --         --       --           --          --     10,000
 Partners LargeCap        100,000    100,173       --           --          --    100,087
 Blend Fund
 Partners LargeCap        125,002    125,125   11,123        1,112     125,000    124,999
 Blend Fund I
 Partners LargeCap         10,000     10,000   10,000      450,000      10,000     10,000
 Growth Fund
 Partners LargeCap        100,100    100,201       --           --          --    100,100
 Growth Fund I
 Partners LargeCap        100,102    100,205   11,779      100,000     100,102    100,102
 Growth Fund II
 Partners LargeCap        100,166    100,166       --           --          --    100,083
 Value Fund
 Partners MidCap Blend     83,500     83,500   82,500       83,500      83,500     83,500
 Fund
 Partners MidCap Growth    56,002     54,826   11,751        1,175      55,249     55,243
 Fund
 Partners MidCap Value    100,175    100,175    9,737      100,000     100,087    100,087
 Fund
 Partners SmallCap         10,000     10,000      N/A      260,000      10,000     10,000
 Blend Fund
 Partners SmallCap        100,204    100,204       --      100,000          --    100,102
 Growth Fund I
 Partners SmallCap          1,724      1,730   12,547        1,709       1,715      1,718
 Growth Fund II
 Partners SmallCap         83,500     83,500   82,500           --      83,500     83,500
 Value Fund
 Partners SmallCap         10,000     10,000      N/A      710,000      10,000     10,000
 Value Fund I
 Preferred Securities         N/A        N/A      N/A       10,000         N/A        N/A
 Fund
 Principal LifeTime         1,000      1,000    9,960        1,000       1,000      1,000
 2010 Fund
 Principal LifeTime         1,000      1,000    9,980        1,000       1,000      1,000
 2020 Fund
 Principal LifeTime         1,000      1,000   10,000        1,000       1,000      1,000
 2030 Fund
 Principal LifeTime         1,000      1,000   10,020        1,000       1,000      1,000
 2040 Fund
 Principal LifeTime         1,000      1,000   10,030        1,000       1,000      1,000
 2050 Fund
 Principal LifeTime         1,000      1,000    9,930        1,000       1,000      1,000
 Strategic Income Fund
 SmallCap Blend Fund        1,032      1,032    9,497      492,004        1027      1,032
 SmallCap Growth Fund     125,235    125,115   10,834        1,083     125,000    124,999
 SmallCap S&P 600 Index     1,013      1,018    9,183          918       1,011      1,011
 Fund
 SmallCap Value Fund       71,221     71,166    9,363          936      71,217     71,321

As of April 30, 2003, LargeCap S&P 500 Index Fund owned 8,343 shares of Principal Financial Group (parent company of Principal Financial Services, Inc.).

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED BROKERAGE COMMISSIONS. . No brokerage commissions were paid by the Funds to Princor Financial Services Corporation during the period. Brokerage commissions were paid to other affiliates as follows:

                                                PERIOD ENDED
                                               APRIL 30, 2003
                                        --------------------------
 Partners LargeCap Blend Fund I                   $    135
 Partners LargeCap Growth Fund I                     1,427
 Partners LargeCap Growth Fund II                      429
 Partners LargeCap Value Fund                      330,598
 Partners MidCap Value Fund                         61,099
 Partners SmallCap Growth Fund I                       515
 Partners SmallCap Growth Fund II                    2,979
 Preferred Securities Fund                          79,626

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
5.  INVESTMENT TRANSACTIONS

For the periods ended April 30, 2003, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

                                              PURCHASES              SALES
                                       ------------------------  --------------
 Balanced Fund                               $ 13,175,112         $  9,296,097
 Bond & Mortgage Securities Fund              138,668,267           42,602,888
 Capital Preservation Fund                     12,135,797            2,389,572
 Government Securities Fund                   110,859,774           92,535,998
 High Quality Intermediate-Term Bond Fund      10,528,155            4,509,987
 High Quality Long-Term Bond Fund               3,505,389            2,601,696
 High Quality Short-Term Bond Fund             19,633,660           18,087,492
 International Emerging Markets Fund            8,203,382            9,125,690
 International Fund I                          36,643,285           48,606,536
 International Fund II                        153,734,767          118,956,969
 International SmallCap Fund                    9,757,914            8,262,921
 LargeCap Blend Fund I                         14,203,266            4,189,860
 LargeCap Growth Fund                          25,884,971           16,252,962
 LargeCap S&P 500 Index Fund                  112,660,740            1,768,234
 LargeCap Value Fund                           51,642,200           45,882,407
 MidCap Blend Fund                             11,152,788            3,719,030
 MidCap Growth Fund                             5,539,054            6,382,282
 MidCap S&P 400 Index Fund                     12,407,954            5,386,794
 MidCap Value Fund                             23,013,503           17,843,087
 Partners LargeCap Blend Fund                 138,782,297           34,223,763
 Partners LargeCap Blend Fund I                 9,290,074            7,118,034
 Partners LargeCap Growth Fund                  6,525,354            1,184,309
 Partners LargeCap Growth Fund I              398,930,231          269,655,682
 Partners LargeCap Growth Fund II              34,183,799           12,377,614
 Partners LargeCap Value Fund                 279,239,892           16,185,576
 Partners MidCap Blend Fund                    15,415,918           12,021,571
 Partners MidCap Growth Fund                    6,862,601            6,199,942
 Partners MidCap Value Fund                    39,245,976            9,257,853
 Partners SmallCap Blend Fund                   3,912,777              930,406
 Partners SmallCap Growth Fund I              198,178,045          233,406,442
 Partners SmallCap Growth Fund II              97,288,412           30,261,477
 Partners SmallCap Value Fund                  43,650,617           58,555,854
 Partners SmallCap Value Fund I                32,804,315            1,673,461
 Preferred Securities Fund                     69,861,595            3,005,211
 Principal LifeTime 2010 Fund                  72,617,564           40,206,298
 Principal LifeTime 2020 Fund                  93,684,676           45,915,809
 Principal LifeTime 2030 Fund                  91,954,410           44,222,872
 Principal LifeTime 2040 Fund                  30,656,391           16,287,042
 Principal LifeTime 2050 Fund                  11,872,761            6,814,660
 Principal LifeTime Strategic Income Fund      29,344,284           14,850,569
 Real Estate Fund                              77,945,436            9,726,892
 SmallCap Blend Fund                           24,699,617           16,649,929
 SmallCap Growth Fund                          19,246,033           21,868,787
 SmallCap S&P 600 Index Fund                   15,534,628            3,023,867
 SmallCap Value Fund                           24,035,195           27,141,514

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

The Funds may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of April 30, 2003, the Funds had TBA purchase commitments involving securities with face amounts, cost, and market values as follows:

                           FACE AMOUNT           COST             MARKET VALUE
                           -----------  -----------------------  --------------
 Balanced Fund             $   255,000        $   260,393         $   262,317
 Bond & Mortgage            14,150,000         14,392,617          14,453,542
 Securities Fund
 Capital Preservation          650,000            660,156             662,810
 Fund
 Government Securities      26,000,000         26,553,609          26,660,962
 Fund
 High Quality                  750,000            766,182             767,109
 Intermediate-Term Bond
 Fund
 High Quality Long-Term        500,000            510,938             511,406
 Bond Fund
 High Quality Short-Term       200,000            204,125             204,062
 Bond Fund

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

At April 30, 2003, net federal income tax unrealized appreciation (depreciation) of investments held by the Funds was composed of the following:

                                                    TAX COST              GROSS UNREALIZED            NET UNREALIZED
                                                                 -----------------------------------   APPRECIATION
                                                 OF INVESTMENTS                                        (DEPRECIATION)
                                                  IN SECURITIES    APPRECIATION     (DEPRECIATION)
                                                 --------------    ------------     --------------    OF INVESTMENTS
                                                                                                      ---------------
 Balanced Fund                                    $ 24,963,108   $   1,429,604      $ (1,071,940)     $   357,664
 Bond & Mortgage Securities Fund                   219,909,301       5,872,638          (291,362)       5,581,276
 Capital Preservation Fund                          34,918,437         884,864          (854,484)          30,380
 Government Securities Fund                        107,643,025       1,562,329              (337)       1,561,992
 High Quality Intermediate-Term Bond Fund           26,924,389       1,242,123           (10,653)       1,231,470
 High Quality Long-Term Bond Fund                   14,969,969       1,073,122           (10,131)       1,062,991
 High Quality Short-Term Bond Fund                  25,927,575         852,388           (12,111)         840,277
 International Emerging Markets Fund                 8,070,458         805,692          (521,250)         284,442
 International Fund I                               27,271,250       1,689,525          (723,974)         965,551
 International Fund II                             148,466,109      13,571,675        (3,651,652)       9,920,023
 International SmallCap Fund                         9,504,363         996,161          (115,614)         880,547
 LargeCap Blend Fund I                               9,879,187         701,592          (165,246)         536,346
 LargeCap Growth Fund                               43,151,943       3,261,676        (2,079,864)       1,181,812
 LargeCap S&P 500 Index Fund                       237,833,391      13,819,752       (21,503,884)      (7,684,132)
 LargeCap Value Fund                                42,079,974       3,357,286        (1,012,490)       2,344,796
 MidCap Blend Fund                                  25,875,715       1,954,797        (1,171,622)         783,175
 MidCap Growth Fund                                  4,965,790         457,339          (176,667)         280,672
 MidCap S&P 400 Index Fund                          27,045,013       1,973,680        (4,039,035)      (2,065,355)
 MidCap Value Fund                                  28,702,395       1,838,909          (814,837)       1,024,072
 Partners LargeCap Blend Fund                      253,530,773      15,337,738       (15,677,139)        (339,401)
 Partners LargeCap Blend Fund I                     15,425,139         715,541        (1,448,364)        (732,823)
 Partners LargeCap Growth Fund                       5,267,003         416,058           (96,920)         319,138
 Partners LargeCap Growth Fund I                   426,005,960      29,901,956       (20,725,901)       9,176,055
 Partners LargeCap Growth Fund II                   29,975,449       1,472,328          (130,240)       1,342,088
 Partners LargeCap Value Fund                      777,467,926      39,746,361       (85,278,545)     (45,532,184)
 Partners MidCap Blend Fund                         14,876,086       1,313,120        (1,288,599)          24,521
 Partners MidCap Growth Fund                         6,423,120       1,026,877          (144,848)         882,029
 Partners MidCap Value Fund                         59,225,595       3,778,147        (2,861,176)         916,971
 Partners SmallCap Blend Fund                        2,951,541         275,794          (124,211)         151,583
 Partners SmallCap Growth Fund I                    44,706,880       4,527,071          (688,482)       3,838,589
 Partners SmallCap Growth Fund II                   77,914,901       7,494,866        (4,598,714)       2,896,152
 Partners SmallCap Value Fund                      147,882,768      11,514,047       (20,648,017)      (9,133,970)
 Partners SmallCap Value Fund I                     31,183,235       2,199,931          (590,873)       1,609,058
 Preferred Securities Fund                          80,405,576       1,732,723          (160,315)       1,572,408
 Principal LifeTime 2010 Fund                       75,774,426       3,256,487          (990,012)       2,266,475
 Principal LifeTime 2020 Fund                      101,917,077       4,642,422        (1,591,700)       3,050,722
 Principal LifeTime 2030 Fund                       88,787,242       4,116,692        (1,444,362)       2,672,330
 Principal LifeTime 2040 Fund                       33,561,712       1,526,171          (701,262)         824,909
 Principal LifeTime 2050 Fund                       12,224,427         506,881          (402,547)         104,334
 Principal LifeTime Strategic Income Fund           33,011,086       1,160,369          (212,288)         948,081
 Real Estate Fund                                  101,110,364       6,441,999          (670,167)       5,771,832
 SmallCap Blend Fund                                30,104,730       3,159,905        (1,479,905)       1,680,000
 SmallCap Growth Fund                                9,038,441         893,877          (642,328)         251,549
 SmallCap S&P 600 Index Fund                        31,292,855       3,267,369        (3,869,702)        (602,333)
 SmallCap Value Fund                                14,824,242       1,304,366          (616,835)         687,531


The Funds' investments are with various issuers in various industries. The schedules of investments contained herein summarize concentrations of credit risk by country, issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

FOREIGN CURRENCY CONTRACTS. . At April 30, 2003, Partners LargeCap Growth Fund II owned a forward contract to sell foreign currencies at specified future dates at fixed exchange rates. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by each fund as an unrealized gain or loss.

When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                                                                                           VALUE AT    NET UNREALIZED
                                        FOREIGN CURRENCY   CONTRACTS TO                    APRIL 30,    APPRECIATION
                                        SALE CONTRACTS       DELIVER     IN EXCHANGE FOR    2003      (DEPRECIATION)
                                       -----------------  -------------  ---------------  ---------  ----------------
 Partners LargeCap Growth Fund II       Swiss Franc           148,969        $109,212      $109,967        $(755)


6.  CAPITAL SHARE TRANSACTIONS

                                                                           BOND & MORTGAGE    CAPITAL      GOVERNMENT
                                                                BALANCED     SECURITIES     PRESERVATION    SECURITIES
                                                                  FUND          FUND            FUND          FUND
                                                                ---------  ---------------  ------------   -----------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Advisors Preferred..........................................    52,981       987,706              --         58,492
  Advisors Select.............................................       451       435,473         106,227        212,367
  Class J.....................................................   657,959     3,662,493       1,648,283      3,768,902
  Institutional...............................................        --     4,593,996              --      1,195,697
  Preferred...................................................     7,865     1,196,282             591        223,281
  Select......................................................        --       224,083              --         20,533
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................     2,543        10,328           1,163            739
  Advisors Select.............................................       733         3,354           1,347          1,749
  Class J.....................................................    24,860        96,987          27,442         96,584
  Institutional...............................................        --       122,530           3,329         34,279
  Preferred...................................................       135        26,384           1,296          5,234
  Select......................................................        --           745           1,244            233
 Shares redeemed:
  Advisors Preferred..........................................   (56,226)     (176,977)       (125,000)        (6,275)
  Advisors Select.............................................      (929)      (81,161)       (214,527)       (60,979)
  Class J.....................................................  (233,113)     (708,349)       (166,890)      (666,304)
  Institutional...............................................        --      (327,535)             --     (3,188,720)
  Preferred...................................................      (178)     (311,473)       (125,061)       (24,942)
  Select......................................................        --      (141,159)       (125,000)          (458)
                                                                --------     ---------       ---------     ----------
                                       Net Increase (Decrease)   457,081     9,613,707       1,034,444      1,670,412
                                                                ========     =========       =========     ==========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                            BOND & MORTGAGE    CAPITAL      GOVERNMENT
                                                                 BALANCED     SECURITIES     PRESERVATION   SECURITIES
                                                                   FUND          FUND            FUND          FUND
                                                                ----------  ---------------  ------------  ------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Advisors Preferred..........................................    184,082       210,892              30        12,567
  Advisors Select.............................................      4,368        54,585              28        57,863
  Class J.....................................................  1,768,492     4,631,515       1,262,632     4,310,888
  Institutional...............................................         --     3,906,987              43     2,120,574
  Preferred...................................................      6,409       946,965              36       151,632
  Select......................................................         --         9,655              33           128
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         --           592           6,164             2
  Advisors Select.............................................      1,042           346           5,847           500
  Class J.....................................................      7,488       106,369          18,905        79,613
  Institutional...............................................         --       102,536           7,606        58,507
  Preferred...................................................         --        13,428           6,711         1,598
  Select......................................................         --            32           6,499            --
 Shares redeemed:
  Advisors Preferred..........................................    (12,348)     (250,290)             --      (240,161)
  Advisors Select.............................................    (23,008)     (268,438)             --      (255,978)
  Class J.....................................................   (321,980)     (621,196)        (73,131)     (567,176)
  Institutional...............................................         --      (519,587)             --      (540,516)
  Preferred...................................................         --      (442,343)             --      (253,196)
  Select......................................................         --      (249,034)             --      (240,138)
                                                                ---------     ---------       ---------     ---------
                                       Net Increase (Decrease)  1,614,545     7,633,014       1,241,403     4,696,707
                                                                =========     =========       =========     =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  HIGH QUALITY     HIGH QUALITY  HIGH QUALITY   INTERNATIONAL
                                                                INTERMEDIATE-TERM   LONG-TERM     SHORT-TERM      EMERGING
                                                                    BOND FUND       BOND FUND     BOND FUND     MARKETS FUND
                                                                -----------------  ------------  ------------  ---------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Advisors Preferred..........................................        28,869           2,419          6,533         21,496
  Advisors Select.............................................         2,752         167,976         32,538            489
  Class J.....................................................       720,091         469,036      1,200,998        390,025
  Institutional...............................................            --              --        434,985        227,184
  Preferred...................................................       106,721         295,003         35,385          8,487
  Select......................................................            --              --             --             --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         1,162              45            717             --
  Advisors Select.............................................           347           1,403            148             --
  Class J.....................................................        20,349          12,431         23,778             --
  Institutional...............................................            --              --         14,700             --
  Preferred...................................................        10,372           5,711          5,008             --
  Select......................................................            --              --             --             --
 Shares redeemed:
  Advisors Preferred..........................................        (4,328)       (175,494)        (5,599)       (16,247)
  Advisors Select.............................................        (2,124)       (181,783)        (5,354)            --
  Class J.....................................................      (236,195)       (142,655)      (193,119)      (286,036)
  Institutional...............................................            --              --     (1,358,120)      (514,670)
  Preferred...................................................       (56,196)       (205,365)        (8,229)        (2,838)
  Select......................................................            --        (175,389)            --             --
                                                                    --------        --------     ----------       --------
                                       Net Increase (Decrease)       591,820          73,338        184,369       (172,110)
                                                                    ========        ========     ==========       ========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  HIGH QUALITY     HIGH QUALITY  HIGH QUALITY   INTERNATIONAL
                                                                INTERMEDIATE-TERM   LONG-TERM     SHORT-TERM      EMERGING
                                                                    BOND FUND       BOND FUND     BOND FUND     MARKETS FUND
                                                                -----------------  ------------  ------------  ---------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Advisors Preferred..........................................        42,555              --         41,664         60,116
  Advisors Select.............................................         6,442              --             --             --
  Class J.....................................................       876,966         492,259      1,193,114        355,739
  Institutional...............................................            --              --        935,977        273,170
  Preferred...................................................       507,281           2,630        264,268            856
  Select......................................................            --              --             --             --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................           164              --            132             --
  Advisors Select.............................................         1,006              --             --             --
  Class J.....................................................        22,518          15,819         21,113             46
  Institutional...............................................            --              --         22,252            578
  Preferred...................................................        10,996              47          8,436             --
  Select......................................................            --              --             --             --
 Shares redeemed:
  Advisors Preferred..........................................      (109,421)        (38,120)      (248,944)        (8,710)
  Advisors Select.............................................      (119,713)        (38,121)      (246,402)            --
  Class J.....................................................      (114,201)        (99,722)      (143,751)      (139,825)
  Institutional...............................................            --              --       (164,003)       (23,068)
  Preferred...................................................      (181,421)        (38,754)      (263,356)           (15)
  Select......................................................      (109,294)        (38,111)      (248,894)            --
                                                                    --------         -------      ---------       --------
                                       Net Increase (Decrease)       833,878         257,927      1,171,606        518,887
                                                                    ========         =======      =========       ========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                              INTERNATIONAL   LARGECAP
                                                                INTERNATIONAL  INTERNATIONAL    SMALLCAP        BLEND
                                                                   FUND I         FUND II         FUND         FUND I
                                                                -------------  -------------  -------------  -----------
 PERIODS ENDED APRIL 30, 2003:
 Shares sold:
  Advisors Preferred..........................................      235,264         16,049        58,530         10,000
  Advisors Select.............................................      150,152         43,992       203,794         10,000
  Class J.....................................................    1,114,940        281,698       240,160            N/A
  Institutional...............................................    1,965,995     10,227,786        58,857        960,100
  Preferred...................................................      415,749         24,654         9,743         10,000
  Select......................................................           --         10,979           578         10,000
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................           --             --         1,122             --
  Advisors Select.............................................           --             --           235             --
  Class J.....................................................           --             --         2,390            N/A
  Institutional...............................................        1,944             --         1,452             --
  Preferred...................................................           --             --         1,100             --
  Select......................................................           --             --             1             --
 Shares redeemed:
  Advisors Preferred..........................................     (332,620)       (15,769)      (49,495)            --
  Advisors Select.............................................     (329,053)        (5,578)     (101,785)            --
  Class J.....................................................     (444,881)      (166,388)      (78,878)           N/A
  Institutional...............................................   (4,391,104)    (5,535,951)     (147,525)            --
  Preferred...................................................     (472,801)       (20,340)      (22,193)            --
  Select......................................................     (290,135)           (94)           --             --
                                                                 ----------     ----------      --------      ---------
                                       Net Increase (Decrease)   (2,376,550)     4,861,038       178,086      1,000,100
                                                                 ==========     ==========      ========      =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                              INTERNATIONAL   LARGECAP
                                                                INTERNATIONAL  INTERNATIONAL    SMALLCAP       BLEND
                                                                   FUND I         FUND II         FUND         FUND I
                                                                -------------  -------------  -------------  ----------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Advisors Preferred..........................................     153,580         176,486       135,790        N/A
  Advisors Select.............................................      65,928           2,592        65,241        N/A
  Class J.....................................................   1,368,109         543,953       546,698        N/A
  Institutional...............................................   3,037,279      18,369,025        80,079        N/A
  Preferred...................................................     289,976          68,856       165,459        N/A
  Select......................................................          --              --            --        N/A
 Shares issued in acquisitions:
  Advisors Preferred..........................................     240,660              --            --        N/A
  Advisors Select.............................................     315,308              --            --        N/A
  Class J.....................................................     109,219              --            --        N/A
  Institutional...............................................       2,553              --            --        N/A
  Preferred...................................................     236,702              --            --        N/A
  Select......................................................     241,109              --            --        N/A
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          --              --            --        N/A
  Advisors Select.............................................          --              --            --        N/A
  Class J.....................................................          --             222            --        N/A
  Institutional...............................................      20,051           2,340            91        N/A
  Preferred...................................................         862              --             6        N/A
  Select......................................................          --              --            --        N/A
 Shares redeemed:
  Advisors Preferred..........................................     (11,714)        (70,723)       (6,454)       N/A
  Advisors Select.............................................     (22,778)        (72,576)      (28,008)       N/A
  Class J.....................................................    (212,783)        (82,510)     (148,709)       N/A
  Institutional...............................................    (155,279)       (939,064)      (11,596)       N/A
  Preferred...................................................     (12,751)        (74,652)      (70,223)       N/A
  Select......................................................          --         (70,531)           --        N/A
                                                                 ---------      ----------      --------
                                       Net Increase (Decrease)   5,666,031      17,853,418       728,374
                                                                 =========      ==========      ========        ===

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                              LARGECAP     LARGECAP     LARGECAP      MIDCAP
                               GROWTH       S&P 500       VALUE        BLEND
                                FUND      INDEX FUND      FUND         FUND
                             -----------  -----------  -----------  -----------
 PERIOD ENDED APRIL 30,
 2003:
 Shares sold:
  Advisors Preferred.......     304,491    3,032,320       42,099      36,674
  Advisors Select..........      11,284      917,906        3,562         168
  Class J..................     441,957    5,339,182      282,688     906,110
  Institutional............   2,929,643    8,070,864    2,067,011          --
  Preferred................     189,388    3,736,801       10,031      29,290
  Select...................       3,963       73,239           --          22
 Shares issued in
 acquisitions:
  Advisors Preferred.......       1,933           --           --          --
  Advisors Select..........      19,358           --           --          --
  Class J..................     429,326           --           --          --
  Institutional............      38,536           --           --          --
  Preferred................      98,284           --           --          --
  Select...................       2,866           --           --          --
 Shares issued in
 reinvestment of dividends
 and distributions:
  Advisors Preferred.......          --        7,311          152         453
  Advisors Select..........          --        2,585          346           3
  Class J..................          --       25,211          432         829
  Institutional............       4,627           --       39,868          --
  Preferred................          --       57,050        2,138         195
  Select...................          --          342           --          --
 Shares redeemed:
  Advisors Preferred.......    (189,183)    (752,078)     (10,392)    (25,588)
  Advisors Select..........     (11,944)    (145,739)      (4,805)         (4)
  Class J..................    (199,874)  (1,226,485)     (60,063)   (261,607)
  Institutional............  (1,511,818)     (31,977)  (1,738,245)         --
  Preferred................    (294,489)  (1,046,208)     (94,651)     (1,540)
  Select...................      (1,467)     (11,561)          --          --
                             ----------   ----------   ----------    --------
    Net Increase (Decrease)   2,266,881   18,048,763      540,171     685,005
                             ==========   ==========   ==========    ========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                               LARGECAP    LARGECAP     LARGECAP      MIDCAP
                                GROWTH      S&P 500      VALUE        BLEND
                                 FUND     INDEX FUND      FUND         FUND
                              ----------  -----------  ----------  ------------
 YEAR ENDED OCTOBER 31,
 2002:
 Shares sold:
  Advisors Preferred........         --      916,192          --      120,809
  Advisors Select...........         --      203,167      11,191          655
  Class J...................    920,439    8,706,399     414,843    1,404,358
  Institutional.............  4,529,814           --   3,162,091           --
  Preferred.................    237,116    5,447,296     450,891       26,567
  Select....................         --       38,109          --           --
 Shares issued in
 reinvestment of dividends
 and distributions:
  Advisors Preferred........         --           --          --           --
  Advisors Select...........         --           41         503           --
  Class J...................         --        3,076         238           --
  Institutional.............         --           --       3,965           --
  Preferred.................         --        1,898          --           --
  Select....................         --           --          --           --
 Shares redeemed:
  Advisors Preferred........         --      (74,107)         --      (10,088)
  Advisors Select...........         --      (26,550)    (46,113)         (77)
  Class J...................   (133,794)  (1,222,160)    (86,169)    (200,394)
  Institutional.............   (100,713)          --    (103,592)          --
  Preferred.................    (56,763)  (1,272,324)   (119,291)          --
  Select....................         --          (24)         --           --
                              ---------   ----------   ---------    ---------
     Net Increase (Decrease)  5,396,099   12,721,013   3,688,557    1,341,830
                              =========   ==========   =========    =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                               MIDCAP      MIDCAP      MIDCAP        MONEY
                               GROWTH     S&P 400      VALUE         MARKET
                                FUND     INDEX FUND     FUND          FUND
                              ---------  ----------  ----------  --------------
 PERIOD ENDED APRIL 30,
 2003:
 Shares sold:
  Advisors Preferred........     8,493     85,151       28,027      6,353,715
  Advisors Select...........     6,177     47,962        3,914     18,048,483
  Class J...................   457,609    331,396    1,042,201     49,483,722
  Institutional.............        --         --           --     12,894,250
  Preferred.................     1,852    641,095        5,570      3,058,041
  Select....................        --     41,393        3,159             --
 Shares issued in
 reinvestment of dividends
 and distributions:
  Advisors Preferred........        --        161          317          6,981
  Advisors Select...........        --         36           --          8,066
  Class J...................        --         --        4,269         22,687
  Institutional.............        --         --           --         22,294
  Preferred.................        --      5,465            2         11,031
  Select....................        --          3           --             --
 Shares redeemed:
  Advisors Preferred........  (110,061)   (33,186)     (85,363)    (5,166,180)
  Advisors Select...........  (104,756)   (10,254)     (71,437)    (9,900,967)
  Class J...................  (242,590)   (88,185)    (276,996)   (19,577,742)
  Institutional.............        --         --           --       (688,761)
  Preferred.................  (103,796)  (225,733)     (71,715)    (1,871,700)
  Select....................   (95,782)    (2,289)     (71,669)            --
                              --------   --------    ---------    -----------
     Net Increase (Decrease)  (182,854)   793,015      510,279     52,703,920
                              ========   ========    =========    ===========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                               MIDCAP      MIDCAP      MIDCAP        MONEY
                               GROWTH     S&P 400      VALUE         MARKET
                                FUND     INDEX FUND     FUND          FUND
                              ---------  ----------  ----------  --------------
 YEAR ENDED OCTOBER 31,
 2002:
 Shares sold:
  Advisors Preferred........        --      38,329      58,560      8,690,975
  Advisors Select...........     3,594      32,371          --        587,541
  Class J...................   963,625     633,296   2,093,137     42,715,709
  Institutional.............        --          --          --      1,682,840
  Preferred.................     2,337     853,643         106      2,496,062
  Select....................        --       1,496          --             --
 Shares issued in
 reinvestment of dividends
 and distributions:
  Advisors Preferred........        --          --          --          5,553
  Advisors Select...........        --          --          --          4,047
  Class J...................        --       1,881      10,946        119,305
  Institutional.............        --          --          --          9,472
  Preferred.................        --          31          --          9,359
  Select....................        --          --          --             --
 Shares redeemed:
  Advisors Preferred........   (21,536)       (825)    (58,056)    (6,726,437)
  Advisors Select...........   (22,378)       (183)    (52,641)      (695,049)
  Class J...................  (160,152)   (112,533)   (259,796)   (13,308,845)
  Institutional.............        --          --          --       (355,877)
  Preferred.................   (22,403)   (145,311)    (52,459)    (5,256,482)
  Select....................   (21,466)         (2)    (52,476)       (90,000)
                              --------   ---------   ---------    -----------
     Net Increase (Decrease)   721,621   1,302,193   1,687,321     29,888,173
                              ========   =========   =========    ===========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS      PARTNERS     PARTNERS       PARTNERS
                                                                 LARGECAP      LARGECAP     LARGECAP       LARGECAP
                                                                BLEND FUND   BLEND FUND I  GROWTH FUND   GROWTH FUND I
                                                                -----------  ------------  -----------  ---------------
 PERIODS ENDED APRIL 30, 2003:
 Shares sold:
  Advisors Preferred..........................................     600,179      44,028       10,000        2,211,975
  Advisors Select.............................................     550,618      11,073       10,000        1,787,151
  Class J.....................................................     748,858     400,997       89,994          451,435
  Institutional...............................................  11,205,515          --      450,000       26,228,902
  Preferred...................................................     982,972      24,222       10,000        2,139,374
  Select......................................................       5,597          --       10,000           68,759
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          --         462           --               --
  Advisors Select.............................................          --          --           --               --
  Class J.....................................................          --       2,197           --               --
  Institutional...............................................     119,281          --           --           99,681
  Preferred...................................................       2,715       1,008           --               --
  Select......................................................          --          --           --               --
 Shares redeemed:
  Advisors Preferred..........................................    (132,518)    (24,297)          --         (578,227)
  Advisors Select.............................................     (69,431)         --           --         (404,448)
  Class J.....................................................     (88,037)   (168,593)     (31,780)        (105,213)
  Institutional...............................................    (702,435)         --           --       (9,964,467)
  Preferred...................................................    (175,634)    (24,431)          --       (1,173,422)
  Select......................................................          --          --           --          (18,482)
                                                                ----------    --------      -------       ----------
                                       Net Increase (Decrease)  13,047,680     266,666      548,214       20,743,018
                                                                ==========    ========      =======       ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS      PARTNERS     PARTNERS       PARTNERS
                                                                 LARGECAP      LARGECAP     LARGECAP       LARGECAP
                                                                BLEND FUND   BLEND FUND I  GROWTH FUND   GROWTH FUND I
                                                                -----------  ------------  -----------  ---------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Advisors Preferred..........................................      32,029      101,408        N/A           707,244
  Advisors Select.............................................     110,383           --        N/A           357,339
  Class J.....................................................     684,930    1,319,331        N/A           693,341
  Institutional...............................................  17,134,110           --        N/A        48,268,323
  Preferred...................................................     515,736      130,416        N/A         3,038,160
  Select......................................................          --           --        N/A            28,856
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          --           --        N/A                --
  Advisors Select.............................................          --           --        N/A                --
  Class J.....................................................          --          539        N/A                --
  Institutional...............................................      13,550           --        N/A                --
  Preferred...................................................          --           --        N/A                --
  Select......................................................          --           --        N/A                --
 Shares redeemed:
  Advisors Preferred..........................................         (59)     (14,538)       N/A            (4,941)
  Advisors Select.............................................     (41,899)          --        N/A          (156,091)
  Class J.....................................................     (86,810)    (202,570)       N/A          (105,528)
  Institutional...............................................  (1,855,928)          --        N/A        (2,221,289)
  Preferred...................................................    (148,283)      (8,984)       N/A          (765,234)
  Select......................................................          --           --        N/A                --
                                                                ----------    ---------                   ----------
                                       Net Increase (Decrease)  16,357,759    1,325,602                   49,840,180
                                                                ==========    =========        ===        ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                   PARTNERS      PARTNERS     PARTNERS     PARTNERS
                                                                   LARGECAP      LARGECAP      MIDCAP       MIDCAP
                                                                GROWTH FUND II  VALUE FUND   BLEND FUND   GROWTH FUND
                                                                --------------  -----------  ----------  -------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Advisors Preferred..........................................           --        786,366      5,110        73,372
  Advisors Select.............................................        2,459        487,328     13,359       192,360
  Class J.....................................................      108,176        438,873    113,259       244,354
  Institutional...............................................    3,711,246     29,158,525    690,424            --
  Preferred...................................................          204      1,317,219        231       132,290
  Select......................................................           --         26,584         --            --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................           --          1,138         --            --
  Advisors Select.............................................           --          1,010         --            --
  Class J.....................................................           --            564         --            --
  Institutional...............................................           --        578,952         --            --
  Preferred...................................................           --         10,037         --            --
  Select......................................................           --             33         --            --
 Shares redeemed:
  Advisors Preferred..........................................           --       (167,958)        --       (81,523)
  Advisors Select.............................................          (81)       (82,906)    (3,667)     (100,446)
  Class J.....................................................      (73,078)      (105,322)   (50,862)      (94,480)
  Institutional...............................................      (85,929)    (3,028,060)  (240,694)           --
  Preferred...................................................       (8,857)      (601,497)    (2,934)     (120,361)
  Select......................................................           --           (501)        --       (69,882)
                                                                  ---------     ----------   --------      --------
                                       Net Increase (Decrease)    3,654,140     28,820,385    524,226       175,684
                                                                  =========     ==========   ========      ========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                   PARTNERS      PARTNERS     PARTNERS     PARTNERS
                                                                   LARGECAP      LARGECAP      MIDCAP       MIDCAP
                                                                GROWTH FUND II  VALUE FUND   BLEND FUND   GROWTH FUND
                                                                --------------  -----------  ----------  -------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Advisors Preferred..........................................          --         199,133         --      121,579
  Advisors Select.............................................          --         451,807         --           45
  Class J.....................................................     377,839         633,407    326,265      510,213
  Institutional...............................................     313,777      46,259,021    646,408           --
  Preferred...................................................      36,865       1,334,679     16,253      148,695
  Select......................................................          --           4,328         --           --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          --              --         --           --
  Advisors Select.............................................          --              --         --           --
  Class J.....................................................          --             342         --           --
  Institutional...............................................          --          27,166         --           --
  Preferred...................................................          --               3         --           --
  Select......................................................          --              --         --           --
 Shares redeemed:
  Advisors Preferred..........................................          --          (6,984)        --       (2,412)
  Advisors Select.............................................          --        (121,974)        --           --
  Class J.....................................................     (67,618)        (78,381)   (40,697)     (88,887)
  Institutional...............................................    (214,872)     (1,530,913)   (54,446)          --
  Preferred...................................................          (3)       (368,507)    (1,997)     (53,951)
  Select......................................................          --              --         --           --
                                                                  --------      ----------    -------      -------
                                       Net Increase (Decrease)     445,988      46,803,127    891,786      635,282
                                                                  ========      ==========    =======      =======

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS    PARTNERS     PARTNERS         PARTNERS
                                                                  MIDCAP     SMALLCAP     SMALLCAP         SMALLCAP
                                                                VALUE FUND  BLEND FUND  GROWTH FUND I   GROWTH FUND II
                                                                ----------  ----------  -------------  ----------------
 PERIODS ENDED APRIL 30, 2003:
 Shares sold:
  Advisors Preferred..........................................     70,192     10,000        142,947         228,945
  Advisors Select.............................................     30,647     10,000          5,969          89,146
  Class J.....................................................    272,366        N/A        326,378         117,994
  Institutional...............................................  3,238,992    260,110      5,068,531      14,364,014
  Preferred...................................................     44,463     10,000         62,633         112,860
  Select......................................................         --     10,001             --          13,899
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         --         --             --              --
  Advisors Select.............................................         --         --             --              --
  Class J.....................................................         --         --             --              --
  Institutional...............................................         --        N/A             --              --
  Preferred...................................................         --         --             --              --
  Select......................................................         --         --             --              --
 Shares redeemed:
  Advisors Preferred..........................................     (2,285)                  (59,839)       (178,102)
  Advisors Select.............................................     (3,754)                   (7,151)       (100,646)
  Class J.....................................................    (64,370)                  (54,154)        (32,067)
  Institutional...............................................   (233,092)              (14,912,296)     (1,619,900)
  Preferred...................................................     (5,316)                  (79,725)       (120,113)
  Select......................................................         --         (1)            --        (103,056)
                                                                ---------    -------    -----------      ----------
                                       Net Increase (Decrease)  3,347,843    300,110     (9,506,707)     12,772,974
                                                                =========    =======    ===========      ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS    PARTNERS     PARTNERS         PARTNERS
                                                                  MIDCAP     SMALLCAP     SMALLCAP         SMALLCAP
                                                                VALUE FUND  BLEND FUND  GROWTH FUND I   GROWTH FUND II
                                                                ----------  ----------  -------------  ----------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Advisors Preferred..........................................     54,221      N/A          115,089         150,230
  Advisors Select.............................................     41,845      N/A           69,114              --
  Class J.....................................................    480,952      N/A          289,218         180,159
  Institutional...............................................  2,237,692      N/A       17,727,135       1,254,082
  Preferred...................................................     71,630      N/A          194,091          20,972
  Select......................................................         --      N/A               --              --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         --      N/A               --              --
  Advisors Select.............................................         --      N/A               --              --
  Class J.....................................................         --      N/A               --              --
  Institutional...............................................        893      N/A               --              --
  Preferred...................................................         --      N/A               --              --
  Select......................................................         --      N/A               --              --
 Shares redeemed:
  Advisors Preferred..........................................        (81)     N/A             (203)           (384)
  Advisors Select.............................................    (20,153)     N/A          (13,476)             --
  Class J.....................................................    (79,748)     N/A          (51,919)        (28,847)
  Institutional...............................................   (282,192)     N/A         (574,398)       (203,785)
  Preferred...................................................    (12,406)     N/A         (112,731)             --
  Select......................................................         --      N/A               --              --
                                                                ---------                ----------       ---------
                                       Net Increase (Decrease)  2,492,653                17,641,920       1,372,427
                                                                =========      ===       ==========       =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS      PARTNERS    PREFERRED      PRINCIPAL
                                                                 SMALLCAP      SMALLCAP    SECURITIES   LIFETIME 2010
                                                                VALUE FUND   VALUE FUND I     FUND          FUND
                                                                -----------  ------------  ----------  ---------------
 PERIODS ENDED APRIL 30, 2003:
 Shares sold:
  Advisors Preferred..........................................     384,847       10,000          N/A        18,013
  Advisors Select.............................................      72,377       10,000          N/A        24,856
  Class J.....................................................      93,258          N/A          N/A       660,016
  Institutional...............................................   4,073,960    3,170,977    7,076,043     2,970,695
  Preferred...................................................     581,902       10,000          N/A        55,891
  Select......................................................          68       10,001          N/A            --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         364           --          N/A         2,903
  Advisors Select.............................................         657           --          N/A             3
  Class J.....................................................       4,163          N/A          N/A         3,933
  Institutional...............................................     134,629           --       45,734        78,886
  Preferred...................................................       5,952           --          N/A           660
  Select......................................................          --           --          N/A            --
 Shares redeemed:
  Advisors Preferred..........................................     (67,975)          --          N/A       (21,826)
  Advisors Select.............................................      (8,745)          --          N/A          (285)
  Class J.....................................................     (61,527)         N/A          N/A       (49,707)
  Institutional...............................................  (6,484,901)      (4,995)    (546,052)     (181,662)
  Preferred...................................................    (302,432)          --          N/A        (4,015)
  Select......................................................          --           (1)         N/A            --
                                                                ----------    ---------    ---------     ---------
                                       Net Increase (Decrease)  (1,573,403)   3,205,982    6,575,725     3,558,361
                                                                ==========    =========    =========     =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS      PARTNERS    PREFERRED      PRINCIPAL
                                                                 SMALLCAP      SMALLCAP    SECURITIES   LIFETIME 2010
                                                                VALUE FUND   VALUE FUND I     FUND          FUND
                                                                -----------  ------------  ----------  ---------------
 PERIODS ENDED OCTOBER 31, 2002:
 Shares sold:
  Advisors Preferred..........................................      21,029       N/A             N/A       262,294
  Advisors Select.............................................      67,727       N/A             N/A           226
  Class J.....................................................     465,135       N/A             N/A       555,485
  Institutional...............................................  14,301,706       N/A       1,279,680     3,444,606
  Preferred...................................................     562,764       N/A             N/A        36,358
  Select......................................................          --       N/A             N/A            --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          --       N/A             N/A            --
  Advisors Select.............................................          --       N/A             N/A            --
  Class J.....................................................       1,242       N/A             N/A           603
  Institutional...............................................       9,001       N/A              --        12,764
  Preferred...................................................          --       N/A             N/A            --
  Select......................................................          --       N/A             N/A            --
 Shares redeemed:
  Advisors Preferred..........................................        (966)      N/A             N/A          (369)
  Advisors Select.............................................      (3,724)      N/A             N/A            --
  Class J.....................................................     (99,690)      N/A             N/A       (63,897)
  Institutional...............................................    (977,668)      N/A         (32,151)     (153,719)
  Preferred...................................................     (46,821)      N/A             N/A        (1,778)
  Select......................................................          --       N/A             N/A            --
                                                                ----------                 ---------     ---------
                                       Net Increase (Decrease)  14,299,735                 1,247,529     4,092,573
                                                                ==========                 =========     =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PRINCIPAL      PRINCIPAL      PRINCIPAL       PRINCIPAL
                                                                LIFETIME 2020  LIFETIME 2030  LIFETIME 2040   LIFETIME 2050
                                                                    FUND           FUND           FUND            FUND
                                                                -------------  -------------  -------------  ---------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Advisors Preferred..........................................      33,332          9,856          5,305          3,468
  Advisors Select.............................................     114,172         78,753          7,014            990
  Class J.....................................................   1,240,522        995,804        343,876         34,816
  Institutional...............................................   4,028,405      4,700,083      1,445,264        651,775
  Preferred...................................................     161,464        172,681         68,103         43,260
  Select......................................................          --             --             --             --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................       1,894            424             26              6
  Advisors Select.............................................          50              2             23              1
  Class J.....................................................       4,941            861            198             18
  Institutional...............................................      85,291         65,283         23,532          7,536
  Preferred...................................................       1,362          1,042            211             23
  Select......................................................          --             --             --             --
 Shares redeemed:
  Advisors Preferred..........................................     (20,448)        (6,417)           (39)          (787)
  Advisors Select.............................................      (3,116)       (39,497)        (5,138)          (526)
  Class J.....................................................    (115,242)      (124,077)       (62,522)        (4,299)
  Institutional...............................................     (17,434)      (285,529)       (89,822)       (84,482)
  Preferred...................................................     (25,245)       (44,068)        (8,782)       (14,366)
  Select......................................................          --             --             --             --
                                                                 ---------      ---------      ---------        -------
                                       Net Increase (Decrease)   5,489,948      5,525,201      1,727,249        637,433
                                                                 =========      =========      =========        =======

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PRINCIPAL      PRINCIPAL      PRINCIPAL       PRINCIPAL
                                                                LIFETIME 2020  LIFETIME 2030  LIFETIME 2040   LIFETIME 2050
                                                                    FUND           FUND           FUND            FUND
                                                                -------------  -------------  -------------  ---------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Advisors Preferred..........................................     232,546         75,149          4,654              9
  Advisors Select.............................................       6,581            442          6,418          1,037
  Class J.....................................................     981,192        869,562        385,927         77,889
  Institutional...............................................   4,403,883      3,484,721      1,520,667        559,095
  Preferred...................................................      78,916        105,526         22,064          3,163
  Select......................................................          --             --             --             --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          --             --             --             --
  Advisors Select.............................................          --             --             --             --
  Class J.....................................................         896            929            292            211
  Institutional...............................................       8,913          7,939          5,703          3,782
  Preferred...................................................          --             --             --             --
  Select......................................................          --             --             --             --
 Shares redeemed:
  Advisors Preferred..........................................     (23,144)        (2,276)           (12)            --
  Advisors Select.............................................          --             --           (165)          (171)
  Class J.....................................................    (151,706)       (88,143)       (40,576)       (12,573)
  Institutional...............................................     (78,788)      (263,289)       (72,430)       (66,082)
  Preferred...................................................        (886)        (5,448)          (306)          (115)
  Select......................................................          --             --             --             --
                                                                 ---------      ---------      ---------        -------
                                       Net Increase (Decrease)   5,458,403      4,185,112      1,832,236        566,245
                                                                 =========      =========      =========        =======

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                    PRINCIPAL
                                                                LIFETIME STRATEGIC  REAL ESTATE   SMALLCAP     SMALLCAP
                                                                   INCOME FUND         FUND      BLEND FUND   GROWTH FUND
                                                                ------------------  -----------  ----------  -------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Advisors Preferred..........................................          1,617         220,393      24,496            396
  Advisors Select.............................................          1,829         103,856      14,471            802
  Class J.....................................................        158,173       1,075,745     998,718        557,460
  Institutional...............................................      1,548,446       4,835,286       4,962        884,625
  Preferred...................................................         23,028         766,796       1,841          4,039
  Select......................................................             --           8,432          31             --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................            645           8,246          --             --
  Advisors Select.............................................              4             643          --             --
  Class J.....................................................            356          42,084          --             --
  Institutional...............................................         29,926              --          --             --
  Preferred...................................................            223          13,030          --             --
  Select......................................................             --             136          --             --
 Shares redeemed:
  Advisors Preferred..........................................         (9,421)       (158,848)    (17,565)          (396)
  Advisors Select.............................................           (352)        (99,910)     (2,692)          (247)
  Class J.....................................................         (8,980)       (277,037)   (287,579)      (249,335)
  Institutional...............................................       (168,702)       (188,265)       (377)    (1,767,607)
  Preferred...................................................         (5,860)       (246,607)       (307)        (1,102)
  Select......................................................             --         (73,581)         --             --
                                                                    ---------       ---------    --------     ----------
                                       Net Increase (Decrease)      1,570,932       6,030,399     735,999       (571,365)
                                                                    =========       =========    ========     ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                    PRINCIPAL
                                                                LIFETIME STRATEGIC  REAL ESTATE   SMALLCAP     SMALLCAP
                                                                   INCOME FUND         FUND      BLEND FUND   GROWTH FUND
                                                                ------------------  -----------  ----------  -------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Advisors Preferred..........................................         98,853         284,610       98,574           --
  Advisors Select.............................................            526          15,960        2,699       11,672
  Class J.....................................................         85,539       1,948,484    1,787,987      966,754
  Institutional...............................................      1,770,556              --      486,715      835,986
  Preferred...................................................         14,473         471,200       19,747       11,606
  Select......................................................             --           4,891           --           --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................             --              --           --           --
  Advisors Select.............................................             --             127            3          111
  Class J.....................................................             53           8,426          511        9,032
  Institutional...............................................          4,382              --           --        4,389
  Preferred...................................................             --              28           --           --
  Select......................................................             --              --           --           --
 Shares redeemed:
  Advisors Preferred..........................................        (20,583)        (64,763)    (130,322)          --
  Advisors Select.............................................             --         (53,953)    (124,653)     (10,704)
  Class J.....................................................        (18,129)       (341,593)    (222,932)    (237,694)
  Institutional...............................................       (196,316)             --         (245)     (32,530)
  Preferred...................................................           (163)       (109,402)    (124,059)      (5,017)
  Select......................................................             --         (52,914)    (124,073)          --
                                                                    ---------       ---------    ---------    ---------
                                       Net Increase (Decrease)      1,739,191       2,111,101    1,669,952    1,553,605
                                                                    =========       =========    =========    =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                       SMALLCAP
                                                       S&P 600      SMALLCAP
                                                      INDEX FUND   VALUE FUND
                                                      ----------  -------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Advisors Preferred................................    141,330        22,602
  Advisors Select...................................     67,195        55,551
  Class J...........................................    381,096       210,717
  Institutional.....................................    882,611       734,572
  Preferred.........................................    504,874        35,046
  Select............................................      3,929            10
 Shares issued in reinvestment of dividends and
 distributions:
  Advisors Preferred................................         --            12
  Advisors Select...................................         --            --
  Class J...........................................         --            --
  Institutional.....................................         --         7,254
  Preferred.........................................      1,319            96
  Select............................................          3            --
 Shares redeemed:
  Advisors Preferred................................    (81,508)      (21,097)
  Advisors Select...................................    (80,044)      (27,376)
  Class J...........................................    (89,308)      (92,739)
  Institutional.....................................     (6,528)   (1,249,509)
  Preferred.........................................   (299,210)      (16,072)
  Select............................................    (54,499)      (11,542)
                                                      ---------    ----------
                             Net Increase (Decrease)  1,371,260      (352,475)
                                                      =========    ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                        SMALLCAP
                                                        S&P 600      SMALLCAP
                                                       INDEX FUND   VALUE FUND
                                                       ----------  ------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Advisors Preferred.................................     17,402       33,359
  Advisors Select....................................     94,725        4,028
  Class J............................................    677,994      482,391
  Institutional......................................         --      893,061
  Preferred..........................................    850,440       23,983
  Select.............................................      5,261           --
 Shares issued in reinvestment of dividends and
 distributions:
  Advisors Preferred.................................         --           --
  Advisors Select....................................         --           --
  Class J............................................      2,609        3,579
  Institutional......................................         --        7,934
  Preferred..........................................         12           --
  Select.............................................         --           --
 Shares redeemed:
  Advisors Preferred.................................    (73,151)     (50,053)
  Advisors Select....................................    (81,565)     (44,660)
  Class J............................................   (106,656)     (81,960)
  Institutional......................................         --      (89,937)
  Preferred..........................................   (274,593)     (49,209)
  Select.............................................    (71,956)     (42,241)
                                                       ---------    ---------
                              Net Increase (Decrease)  1,040,522    1,090,275
                                                       =========    =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for periods ended April 30, 2003 and October 31, 2002, respectively, were as follows:

                                  ORDINARY INCOME       LONG-TERM CAPITAL GAIN    RETURN OF CAPITAL
                                  ------------          ---------------           ----------
                                  2003        2002         2003         2002       2003       2002
                                  ----        ----         ----         ----       ----       ----
 Balanced Fund                 $  294,555  $  161,714   $       --     $   --       $--      $   --
 Bond & Mortgage Securities     2,792,129   2,687,985           --         --        --          --
 Fund
 Capital Preservation Fund        359,106     517,342           --         --        --          --
 Government Securities Fund     1,487,986   1,764,065           --         --        --          --
 High Quality                     470,540     891,009           --         --        --          --
 Intermediate-Term Bond Fund
 High Quality Long-Term Bond      308,811     747,716           --         --        --          --
 Fund
 High Quality Short-Term Bond     466,011     959,723           --         --        --          --
 Fund
 International Emerging                --      31,324           --         --        --          --
 Markets Fund
 International Fund I              12,742     144,407           --         --        --          --
 International Fund II                 --      46,718           --         --        --          --
 International SmallCap Fund       72,457       1,590           --         --        --          --
 LargeCap Blend Fund I                 --         N/A           --        N/A        --         N/A
 LargeCap Growth Fund              23,012          --           --         --        --          --
 LargeCap S&P 500 Index Fund      650,381      68,923           --         --        --          --
 LargeCap Value Fund              384,672      73,487           --         --        --          --
 MidCap Blend Fund                 36,295      15,734           --         --        --          --
 MidCap Growth Fund                    --          --           --         --        --          --
 MidCap S&P 400 Index Fund         65,119      68,848           --      8,466        --          --
 MidCap Value Fund                 45,237     279,657           --         --        --          --
 Money Market Fund                 71,402     203,096           --         --        --          --
 Partners LargeCap Blend Fund     998,054     146,348           --         --        --          --
 Partners LargeCap Blend Fund      40,347      26,739           --         --        --          --
 I
 Partners LargeCap Growth              --         N/A           --        N/A        --         N/A
 Fund
 Partners LargeCap Growth         600,077          --           --         --        --          --
 Fund I
 Partners LargeCap Growth              --          --           --         --        --          --
 Fund II
 Partners LargeCap Value Fund   5,771,489     338,542           --         --        --          --
 Partners MidCap Blend Fund            --          --           --         --        --          --
 Partners MidCap Growth Fund           --          --           --         --        --          --
 Partners MidCap Value Fund            --       5,841           --         --        --       6,426
 Partners SmallCap Blend Fund          --         N/A           --        N/A        --         N/A
 Partners SmallCap Growth              --          --           --         --        --          --
 Fund I
 Partners SmallCap Growth              --          --           --         --        --          --
 Fund II
 Partners SmallCap Value Fund     373,558     187,753    1,145,144         --        --          --
 Partners SmallCap Value Fund          --         N/A           --        N/A        --         N/A
 I
 Preferred Securities Fund        474,759          --           --         --        --          --
 Principal LifeTime 2010 Fund     806,490     133,871           --         --        --          --
 Principal LifeTime 2020 Fund     850,719      98,372           --         --        --          --
 Principal LifeTime 2030 Fund     589,511      88,271           --         --        --          --
 Principal LifeTime 2040 Fund     203,796      61,136        3,742         --        --          --
 Principal LifeTime 2050 Fund      60,158      39,928        1,570         --        --          --
 Principal LifeTime Strategic     299,468      45,832        2,790         --        --          --
 Income Fund
 Real Estate Fund                 812,363     271,445           --         --        --          --
 SmallCap Blend Fund                   --      21,579           --      1,576        --       1,068
 SmallCap Growth Fund                  --     294,647           --         --        --          --
 SmallCap S&P 600 Index Fund       13,291     107,626           --         --        --          --
 SmallCap Value Fund               84,458     384,256           --      4,006        --          --


For federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION (CONTINUED)



DISTRIBUTABLE EARNINGS. .

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Balanced Fund                         $  241,046            $       --
 Bond & Mortgage Securities Fund            9,502                    --
 Capital Preservation Fund                 39,666                    --
 Government Securities Fund                31,741                    --
 High Quality Intermediate-Term
 Bond Fund                                  8,198                    --
 High Quality Long-Term Bond Fund           9,182                    --
 High Quality Short-Term Bond Fund         11,007                    --
 International Emerging Markets
 Fund                                          --                    --
 International Fund I                      13,083                    --
 International Fund II                         --                    --
 International SmallCap Fund               71,855                    --
 LargeCap Growth Fund                       3,629                    --
 LargeCap S&P 500 Index Fund              447,105                    --
 LargeCap Value Fund                      258,082                    --
 MidCap Blend Fund                         15,511                    --
 MidCap Growth Fund                            --                    --
 MidCap S&P 400 Index Fund                 49,035                    --
 MidCap Value Fund                         37,295                    --
 Money Market Fund                             --                    --
 Partners LargeCap Blend Fund             730,071                    --
 Partners LargeCap Blend Fund I            26,110                    --
 Partners LargeCap Growth Fund I          334,094                    --
 Partners LargeCap Growth Fund II              --                    --
 Partners LargeCap Value Fund           3,975,344                    --
 Partners MidCap Blend Fund                    --                    --
 Partners MidCap Growth Fund                   --                    --
 Partners MidCap Value Fund                    --                    --
 Partners SmallCap Growth Fund I               --                    --
 Partners SmallCap Growth Fund II              --                    --
 Partners SmallCap Value Fund             374,961             1,145,459
 Preferred Securities Fund                297,612                    --
 Principal LifeTime 2010 Fund             511,476                 3,265
 Principal LifeTime 2020 Fund             502,289                 3,082
 Principal LifeTime 2030 Fund             284,239                 5,139
 Principal LifeTime 2040 Fund              95,346                 3,935
 Principal LifeTime 2050 Fund              19,880                 1,612
 Principal LifeTime Strategic
 Income Fund                              182,445                 2,907
 Real Estate Fund                         532,062                    --
 SmallCap Blend Fund                           --                    --
 SmallCap Growth Fund                          --                    --
 SmallCap S&P 600 Index Fund                9,589                    --
 SmallCap Value Fund                       61,020                    --

As of October 31, 2002, the components of distributable earnings on a federal tax basis were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION (CONTINUED)


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At October 31, 2002, the Funds had approximate net capital loss carryforwards as follows:

                                             NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:
                                                 2008           2009             2010
                                             -------------  -------------  ----------------
 Balanced Fund                                $       --     $   44,000      $ 2,025,000
 Bond & Mortgage Securities Fund                      --             --          487,000
 Capital Preservation Fund                            --             --           37,000
 Government Securities Fund                           --          1,000           77,000
 High Quality Intermediate-Term Bond Fund             --             --           59,000
 High Quality Long-Term Bond Fund                     --             --           25,000
 High Quality Short-Term Bond Fund                    --             --           87,000
 International Emerging Markets Fund                  --        631,000          393,000
 International Fund I                          1,220,000      2,110,000        2,875,000
 International Fund II                                --        797,000        3,851,000
 International SmallCap Fund                          --        913,000          692,000
 LargeCap Growth Fund                                 --        479,000        2,242,000
 LargeCap S&P 500 Index Fund                          --        105,000        1,771,000
 LargeCap Value Fund                                  --        325,000        2,757,000
 MidCap Blend Fund                                    --        273,000          707,000
 MidCap Growth Fund                                   --        859,000        3,590,000
 MidCap S&P 400 Index Fund                            --             --           13,000
 MidCap Value Fund                                    --             --        1,053,000
 Partners LargeCap Blend Fund                         --        477,000        5,585,000
 Partners LargeCap Blend Fund I                       --        354,000        1,444,000
 Partners LargeCap Growth Fund I                      --        727,000       37,522,000
 Partners LargeCap Growth Fund II                     --        819,000        1,629,000
 Partners LargeCap Value Fund                         --             --        7,697,000
 Partners MidCap Blend Fund                           --        165,000          967,000
 Partners MidCap Growth Fund                          --      1,773,000        1,670,000
 Partners MidCap Value Fund                           --        333,000          511,000
 Partners SmallCap Growth Fund I                      --      1,783,000       26,752,000
 Partners SmallCap Growth Fund II                     --      1,059,000          717,000
 Preferred Securities Fund                            --             --          125,000
 Real Estate Fund                                     --        161,000          111,000
 SmallCap Blend Fund                                  --             --        1,473,000
 SmallCap Growth Fund                                 --             --        4,677,000
 SmallCap S&P 600 Index Fund                          --             --          505,000
 SmallCap Value Fund                                  --             --           75,000


International Fund I acquired approximately $1,464,000 and $1,134,000 of capital losses, included above, as part of its acquisition of European Fund and Pacific Basin Fund respectively, which may be applied against realized net taxable gains in future years, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                    Shares
                                                     Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (63.51%)
AEROSPACE & DEFENSE (0.05%)
 Herley Industries /1/                                340               $  5,495
 Veridian /1/                                         400                  7,596
                                                                          13,091
AEROSPACE & DEFENSE EQUIPMENT (0.43%)
 Lockheed Martin                                      760                 38,038
 Moog /1/                                             520                 16,536
 United Defense Industries /1/                        330                  8,059
 United Technologies                                  740                 45,739
                                                                         108,372
AGRICULTURAL CHEMICALS (0.04%)
 Agrium                                               800                  9,048

APPAREL MANUFACTURERS (0.07%)
 Jones Apparel Group /1/                              600                 17,112

APPLICATIONS SOFTWARE (1.40%)
 Citrix Systems /1/                                 2,900                 54,984
 Intuit /1/                                           730                 28,310
 Microsoft                                          9,360                239,335
 MRO Software /1/                                   1,100                  9,427
 Siebel Systems /1/                                 2,360                 20,461
                                                                         352,517
AUTO-CARS & LIGHT TRUCKS (0.34%)
 Ford Motor                                         8,400                 86,520

AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.37%)
 Paccar                                             1,600                 93,456

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.14%)
 American Axle & Manufacturing  Holdings/1/           470                 11,712
 Lear /1/                                             590                 23,447
                                                                          35,159
BREWERY (0.58%)
 Anheuser-Busch                                     2,930                146,148

BROADCASTING SERVICES & PROGRAMMING (0.34%)
 Fox Entertainment Group /1/                        3,400                 86,360

BUILDING PRODUCTS-WOOD (0.03%)
 Universal Forest Products                            500                  8,800

BUILDING-RESIDENTIAL & COMMERCIAL (0.37%)
 Dominion Homes /1/                                   390                  6,708
 Lennar                                             1,310                 71,054
 Lennar                                               131                  7,015
 Ryland Group                                         130                  7,050
                                                                          91,827
CABLE TV (0.48%)
 Comcast /1/                                          900                 28,719
 Comcast /1/                                        3,050                 91,683
                                                                         120,402
CHEMICALS-DIVERSIFIED (0.52%)
 E. I. Du Pont de Nemours                           1,669                 70,982
 Georgia Gulf                                         258                  5,831
 Hercules /1/                                       5,340                 54,201
                                                                         131,014
                                               Shares
                                                Held                   Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

CHEMICALS-SPECIALTY (0.21%)
 Crompton                                        2,181               $ 14,002
 Sigma-Aldrich                                     800                 39,856
                                                                       53,858
CIRCUIT BOARDS (0.03%)
 Benchmark Electronics /1/                         277                  7,188

COMMERCIAL BANKS (1.13%)
 Bank of Hawaii                                    600                 19,776
 City National                                     470                 19,350
 First Tennessee National                        1,760                 77,088
 Gold Banc                                       1,330                 11,704
 Greater Bay Bancorp                               640                 10,240
 Independent Bank                                  288                  5,841
 Local Financial /1/                               740                 11,100
 North Fork Bancorp.                             1,110                 35,920
 Pacific Capital Bancorp.                          220                  7,174
 Sky Financial Group                               302                  6,088
 South Financial Group                             370                  9,065
 UnionBanCal                                     1,550                 62,620
 Yardville National Bancorp.                       410                  7,470
                                                                      283,436
COMMERCIAL SERVICE-FINANCE (0.79%)
 H&R Block                                       1,080                 41,710
 Paychex                                         5,030                156,634
                                                                      198,344
COMMUNICATIONS SOFTWARE (0.03%)
 Inter-Tel                                         455                  7,485

COMPUTER SERVICES (0.31%)
 CACI International /1/                            210                  7,335
 Computer Sciences /1/                           1,880                 61,946
 Fidelity National Information Solutions /1/       460                  8,073
                                                                       77,354
COMPUTERS (0.77%)
 Hewlett-Packard                                 7,631                124,385
 International Business Machines                   800                 67,920
                                                                      192,305
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 MTS Systems                                       510                  6,396

COMPUTERS-MEMORY DEVICES (0.52%)
 Hutchison Technology /1/                          239                  5,650
 Maxtor /1/                                      1,006                  5,533
 SanDisk /1/                                       325                  7,865
 Veritas Software /1/                            5,030                110,710
                                                                      129,758
COMPUTERS-PERIPHERAL EQUIPMENT (0.03%)
 Electronics for Imaging /1/                       410                  7,872

CONSUMER PRODUCTS-MISCELLANEOUS (0.09%)
 Fortune Brands                                    470                 22,748

CONTAINERS-METAL & GLASS (0.36%)
 Ball                                            1,490                 83,678
 Owens-Illinois /1/                                750                  6,668
                                                                       90,346
                                       95

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

CONTAINERS-PAPER & PLASTIC (0.14%)
 Pactiv /1/                                                1,680     $  34,474

COSMETICS & TOILETRIES (1.40%)
 Alberto-Culver                                              860        42,381
 Alberto-Culver                                              130         6,198
 Colgate-Palmolive                                           760        43,449
 Elizabeth Arden /1/                                         710         9,017
 Procter & Gamble                                          2,795       251,131
                                                                       352,176
DATA PROCESSING & MANAGEMENT (0.10%)
 Automatic Data Processing                                   410        13,788
 FileNet /1/                                                 730        11,235
                                                                        25,023
DISTRIBUTION-WHOLESALE (0.15%)
 Aviall /1/                                                1,224        10,037
 Fastenal                                                    680        23,521
 Watsco                                                      290         4,492
                                                                        38,050
DIVERSIFIED FINANCIAL SERVICES (1.23%)
 Citigroup                                                 7,840       307,720

DIVERSIFIED MANUFACTURING OPERATIONS (1.73%)
 3M                                                          910       114,696
 General Electric                                          7,360       216,752
 Griffon /1/                                                 490         6,674
 Illinois Tool Works                                       1,410        90,212
 Pentair                                                     160         6,166
                                                                       434,500
DIVERSIFIED OPERATIONS (0.03%)
 Walter Industries                                           720         7,308

DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.14%)
 Viad                                                      1,700        34,187

ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
 Ametek                                                      254         9,576

ELECTRIC-INTEGRATED (1.57%)
 Black Hills                                                 211         6,009
 CH Energy Group                                             200         8,410
 Edison International /1/                                  5,980        87,248
 Entergy                                                   1,900        88,559
 Exelon                                                    1,810        96,003
 PPL                                                       2,980       107,876
                                                                       394,105
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.03%)
 OSI Systems /1/                                             510         7,716

ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.48%)
 Applied Micro Circuits /1/                                1,640         7,347
 Intel                                                     2,800        51,520
 International Rectifier /1/                                 330         7,465
 Texas Instruments                                         2,350        43,451
 Zoran /1/                                                   620        11,030
                                                                       120,813
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ELECTRONIC DESIGN AUTOMATION (0.05%)
 Magma Design Automation /1/                                 785      $ 11,799

ELECTRONIC MEASUREMENT INSTRUMENTS (0.03%)
 Trimble Navigation /1/                                      261         6,590

ELECTRONICS-MILITARY (0.08%)
 L-3 Communications Holdings /1/                             460        20,424

ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.08%)
 EMCOR Group /1/                                             190         9,703
 URS /1/                                                     740        10,508
                                                                        20,211
ENGINES-INTERNAL COMBUSTION (0.05%)
 Briggs & Stratton                                           290        13,091

ENTERPRISE SOFTWARE & SERVICE (0.58%)
 BEA Systems /1/                                           5,930        63,511
 Computer Associates International                         3,180        51,643
 Peoplesoft /1/                                            2,040        30,661
                                                                       145,815
ENTERTAINMENT SOFTWARE (0.03%)
 Take-Two Interactive Software /1/                           330         7,425

FIDUCIARY BANKS (0.10%)
 State Street                                                750        26,272

FINANCE-INVESTMENT BANKER & BROKER (1.47%)
 Bear Stearns                                              1,550       103,602
 Goldman Sachs Group                                       1,200        91,080
 Morgan Stanley                                            3,920       175,420
                                                                       370,102
FINANCE-MORTGAGE LOAN/BANKER (0.39%)
 Federal National Mortgage Association                     1,360        98,450

FINANCIAL GUARANTEE INSURANCE (0.23%)
 Ambac Financial Group                                     1,000        58,350

FOOD-CONFECTIONERY (0.33%)
 Wm. Wrigley Jr.                                           1,470        83,364

FOOD-MISCELLANEOUS/DIVERSIFIED (0.55%)
 American Italian Pasta /1/                                  240        10,584
 ConAgra Foods                                             4,200        88,200
 McCormick                                                 1,620        40,160
                                                                       138,944
FOOD-RETAIL (0.62%)
 Whole Foods Market /1/                                    2,440       144,838
 Wild Oats Markets /1/                                       890         9,630
                                                                       154,468
FOOD-WHOLESALE & DISTRIBUTION (0.58%)
 Fresh Del Monte Produce                                     576        11,220
 Sysco                                                     4,660       133,882
                                                                       145,102
GAS-DISTRIBUTION (0.24%)
 AGL Resources                                               630        16,210
 New Jersey Resources                                        330        11,302
 ONEOK                                                       600        11,382
 Peoples Energy                                              280        10,878

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                    Shares
                                                     Held             Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

GAS-DISTRIBUTION (CONTINUED)
 Southern Union /1/                                       820         $ 11,439
                                                                        61,211
HEALTH CARE COST CONTAINMENT (0.17%)
 McKesson                                               1,500           41,610

HOME DECORATION PRODUCTS (0.45%)
 Newell Rubbermaid                                      3,700          112,776

HOME FURNISHINGS (0.06%)
 American Woodmark                                        189            9,063
 Furniture Brands International /1/                       286            6,792
                                                                        15,855
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Identix /1/                                            1,741            8,531

INSTRUMENTS-CONTROLS (0.03%)
 Watts Industries                                         520            8,502

INSTRUMENTS-SCIENTIFIC (0.03%)
 PerkinElmer                                              770            7,638

INTERNET FINANCIAL SERVICES (0.06%)
 IndyMac Bancorp                                          710           15,819

INTERNET INFRASTRUCTURE SOFTWARE (0.02%)
 TIBCO Software /1/                                     1,150            5,670

INTERNET SECURITY (0.72%)
 CheckFree /1/                                          1,900           52,383
 Symantec /1/                                           2,930          128,773
                                                                       181,156
INVESTMENT COMPANIES (0.05%)
 American Capital Strategies                              530           12,858

LIFE & HEALTH INSURANCE (0.51%)
 John Hancock Financial Services                        3,530          102,441
 Scottish Annuity & Life Holdings                         510            9,027
 Stancorp Financial Group                                 170            9,129
 UICI /1/                                                 680            8,092
                                                                       128,689
MACHINERY TOOLS & RELATED PRODUCTS (0.03%)
 Regal Beloit                                             465            7,975

MACHINERY-CONSTRUCTION & MINING (0.06%)
 Terex /1/                                                930           15,392

MACHINERY-FARM (0.04%)
 AGCO /1/                                                 510            9,287

MACHINERY-GENERAL INDUSTRY (0.13%)
 Albany International                                     650           15,431
 Robbins & Myers                                          530            9,111
 Tecumseh Products                                        200            8,048
                                                                        32,590
MACHINERY-MATERIAL HANDLING (0.03%)
 Nacco Industries                                         140            7,350

MEDICAL INSTRUMENTS (1.57%)
 Biomet                                                 1,545           47,061
 Medtronic                                              4,400          210,056


                                                  Shares
                                                   Held             Value
----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

MEDICAL INSTRUMENTS (CONTINUED)
 St. Jude Medical /1/                                 2,610        $ 136,920
                                                                     394,037
MEDICAL PRODUCTS (1.70%)
 Becton Dickinson                                     2,340           82,836
 Cooper                                                 340            9,486
 Johnson & Johnson                                    5,740          323,506
 Wright Medical Group /1/                               510            9,680
                                                                     425,508
MEDICAL STERILIZATION PRODUCT (0.13%)
 Steris /1/                                           1,387           31,485

MEDICAL-BIOMEDICAL/GENE (0.08%)
 Bio-Rad Laboratories /1/                               160            7,480
 Cambrex                                                458            7,969
 Enzon /1/                                              350            4,802
                                                                      20,251
MEDICAL-DRUGS (1.76%)
 Bradley Pharmaceuticals /1/                            528            7,609
 Endo Pharmaceuticals Holdings /1/                      385            6,360
 Forest Laboratories /1/                              2,170          112,232
 Merck                                                  800           46,544
 Pfizer                                               8,710          267,833
                                                                     440,578
MEDICAL-HMO (1.01%)
 Aetna                                                1,940           96,612
 Cobalt /1/                                             530            8,718
 UnitedHealth Group                                   1,620          149,251
                                                                     254,581
MEDICAL-HOSPITALS (0.04%)
 United Surgical Partners International /1/             586           10,859

MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.06%)
 Select Medical /1/                                     870           14,720

MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.63%)
 Cardinal Health                                      2,850          157,548

METAL PROCESSORS & FABRICATION (0.47%)
 Precision Castparts                                    350            9,691
 Quanex                                                 380           10,929
 Timken                                               5,500           97,350
                                                                     117,970
MISCELLANEOUS INVESTING (1.03%)
 Alexandria Real Estate Equities                        160            6,768
 Annaly Mortgage Management                           2,890           54,910
 Capital Automotive                                     390           10,097
 CBL & Associates Properties                            420           17,829
 Chelsea Property Group                                 170            6,742
 Glimcher Realty Trust                                  300            6,198
 Healthcare Realty Trust                                220            6,057
 Home Properties of New York                            250            8,683
 Keystone Property Trust                                470            8,084
 Macerich                                               224            7,392
 Mills                                                  230            7,351
 Pan Pacific Retail Properties                          169            6,611
 Prentiss Properties Trust                              340            9,350

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

MISCELLANEOUS INVESTING (CONTINUED)
 Realty Income                                             200       $  7,520
 Simon Property Group                                    2,300         84,456
 SL Green Realty                                           340         10,958
                                                                      259,006
MISCELLANEOUS MANUFACTURERS (0.04%)
 Applied Films /1/                                         460         10,005
MONEY CENTER BANKS (1.10%)
 Bank of America                                         3,320        245,846
 JP Morgan Chase                                         1,000         29,350
                                                                      275,196
MOTORCYCLE & MOTOR SCOOTER (0.46%)
 Harley-Davidson                                         2,590        115,100
MULTI-LINE INSURANCE (1.72%)
 Allstate                                                3,530        133,399
 American International Group                            2,610        151,249
 MetLife                                                 2,700         77,571
 Old Republic International                              2,280         69,768
                                                                      431,987
MULTIMEDIA (1.18%)
 Belo                                                    2,220         49,972
 Gannett                                                 1,330        100,708
 Media General                                             150          8,244
 Viacom /1/                                              3,188        138,391
                                                                      297,315
NETWORKING PRODUCTS (1.32%)
 Cisco Systems /1/                                      15,970        240,189
 Emulex /1/                                              4,403         90,217
                                                                      330,406
NON-HAZARDOUS WASTE DISPOSAL (0.03%)
 Waste Connections /1/                                     260          8,746
OFFICE AUTOMATION & EQUIPMENT (0.17%)
 Global Imaging Systems /1/                                390          7,215
 Ikon Office Solutions                                   4,610         35,774
                                                                       42,989
OIL COMPANY-EXPLORATION & PRODUCTION (0.72%)
 Anadarko Petroleum                                        520         23,088
 Apache                                                  1,522         87,135
 Burlington Resources                                      530         24,544
 Cimarex Energy /1/                                        377          7,427
 Denbury Resources /1/                                     530          5,618
 Encore Acquisition /1/                                    460          7,930
 Houston Exploration /1/                                   230          6,433
 Swift Energy /1/                                          810          6,739
 Westport Resources /1/                                    510         10,629
                                                                      179,543
OIL COMPANY-INTEGRATED (2.86%)
 ChevronTexaco                                             869         54,582
 ConocoPhillips                                          1,300         65,390
 Exxon Mobil                                            14,513        510,858
 Occidental Petroleum                                    2,910         86,863
                                                                      717,693

                                                     Shares
                                                      Held           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

OIL FIELD MACHINERY & EQUIPMENT (0.02%)
 Universal Compression Holdings /1/                        290        $ 5,261

OIL REFINING & MARKETING (0.02%)
 Premcor /1/                                               227          5,060

OIL-FIELD SERVICES (0.04%)
 Seacor Smit /1/                                           150          5,373
 Tetra Technologies /1/                                    170          4,522
                                                                        9,895
PAPER & RELATED PRODUCTS (0.07%)
 Boise Cascade                                             326          7,488
 Louisiana-Pacific /1/                                   1,320         10,666
                                                                       18,154
PHARMACEUTICALS (0.04%)
 Cima Labs /1/                                             460         11,109

PHOTO EQUIPMENT & SUPPLIES (0.16%)
 Eastman Kodak                                           1,340         40,079

PIPELINES (0.12%)
 Questar                                                 1,000         30,200

PROPERTY & CASUALTY INSURANCE (0.74%)
 Arch Capital Group /1/                                    450         15,665
 Fidelity National Financial                             2,180         74,992
 Penn-America Group                                      1,320         13,741
 PMA Capital                                               830          7,088
 ProAssurance /1/                                          610         15,793
 Selective Insurance Group                                 380          9,534
 Travelers Property Casualty                             3,020         49,075
                                                                      185,888
PUBLICLY TRADED INVESTMENT FUND (7.24%)
 iShares MSCI EAFE Index Fund                            7,700        768,460
 iShares MSCI Japan Index Fund /1/                      32,200        206,402
 iShares MSCI Netherlands Index Fund                     2,500         31,200
 iShares MSCI Pacific ex-Japan Index Fund                2,600        139,438
 iShares Russell 1000 Value Index Fund                   7,200        340,272
 iShares Russell 2000 Value Index Fund                     131         15,175
 iShares S&P Europe 350 Index Fund                       6,495        316,696
                                                                    1,817,643
PUBLISHING-NEWSPAPERS (0.25%)
 Tribune                                                 1,260         61,715

RADIO (0.18%)
 Emmis Communications /1/                                2,100         39,837
 Radio One /1/                                             400          6,120
                                                                       45,957
RECREATIONAL VEHICLES (0.04%)
 Thor Industries                                           320         10,234

REGIONAL BANKS (2.27%)
 Fifth Third Bancorp                                     1,880         92,665
 U.S. Bancorp                                            6,440        142,646
 Wachovia                                                4,200        160,482
 Wells Fargo                                             3,588        173,157
                                                                      568,950
                                       98

See accompanying notes.

                            SCHEDULE OF INVESTMEN
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDI

                                                     Shares
                                                      Held           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

REINSURANCE (0.07%)
 Platinum Underwriters Holdings                            630      $  16,664

RESPIRATORY PRODUCTS (0.04%)
 Respironics /1/                                           260          9,989

RETAIL-APPAREL & SHOE (0.16%)
 AnnTaylor Stores /1/                                      400          9,464
 Brown Shoe                                                220          6,431
 Shoe Carnival                                             440          6,402
 Too /1/                                                   440          8,166
 Urban Outfitters /1/                                      290          8,648
                                                                       39,111
RETAIL-ARTS & CRAFTS (0.30%)
 Michaels Stores /1/                                     2,370         74,039

RETAIL-AUTO PARTS (0.03%)
 PEP Boys-Manny, Moe & Jack                                740          6,334

RETAIL-BEDDING (0.97%)
 Bed Bath & Beyond /1/                                   6,160        243,382

RETAIL-COMPUTER EQUIPMENT (0.17%)
 GameStop /1/                                            3,485         41,646

RETAIL-CONSUMER ELECTRONICS (0.03%)
 Rex Stores /1/                                            620          6,653

RETAIL-DISCOUNT (0.85%)
 Wal-Mart Stores                                         3,770        212,326

RETAIL-DRUG STORE (0.32%)
 CVS                                                     2,670         64,641
 Walgreen                                                  520         16,047
                                                                       80,688
RETAIL-FABRIC STORE (0.04%)
 Jo-Ann Stores /1/                                         370          9,620

RETAIL-HOME FURNISHINGS (0.03%)
 Pier 1 Imports                                            366          6,793

RETAIL-JEWELRY (0.09%)
 Tiffany                                                   860         23,856

RETAIL-LEISURE PRODUCTS (0.03%)
 West Marine /1/                                           470          7,680

RETAIL-MAIL ORDER (0.02%)
 Brookstone /1/                                            360          5,940

RETAIL-MAJOR DEPARTMENT STORE (0.33%)
 J.C. Penney                                             4,800         81,888

RETAIL-OFFICE SUPPLIES (0.02%)
 School Specialty /1/                                      330          6,128

RETAIL-REGIONAL DEPARTMENT STORE (0.38%)
 Kohls /1/                                               1,670         94,856

RETAIL-RESTAURANTS (0.16%)
 CBRL Group                                                300          9,564
 Landry's Seafood Restaurant                               270          5,049
 Rare Hospitality International /1/                        276          8,040


                                                     Shares
                                                      Held           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

RETAIL-RESTAURANTS (CONTINUED)
 Red Robin Gourmet Burgers /1/                             563      $   8,608
 Ruby Tuesday                                              410          8,077
                                                                       39,338
RETAIL-SPORTING GOODS (0.03%)
 Gart Sports /1/                                           337          7,896

SAVINGS & LOANS-THRIFTS (0.83%)
 Dime Community Bancshares                                 460         10,607
 First Federal Capital                                     370          6,993
 Flagstar Bancorp.                                         468         15,491
 Flushing Financial                                        420          8,022
 Independence Community Bank                               500         13,075
 MAF Bancorp                                               210          7,090
 Washington Mutual                                       3,525        139,237
 Webster Financial                                         220          8,259
                                                                      208,774
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.24
 Linear Technology                                       4,680        161,320
 Maxim Integrated Products                               3,790        148,909
                                                                      310,229
SEMICONDUCTOR EQUIPMENT (0.24%)
 Applied Materials /1/                                   4,200         61,320

STEEL-PRODUCERS (0.22%)
 Steel Dynamics /1/                                        950         11,495
 United States Steel                                     3,070         43,962
                                                                       55,457
STEEL-SPECIALTY (0.02%)
 Gibraltar Steel                                           274          4,740

TELECOMMUNICATION EQUIPMENT (0.36%)
 Advanced Fibre Communication /1/                          497          7,604
 Andrew /1/                                              8,900         68,263
 Arris Group /1/                                         1,920          7,490
 Tekelec /1/                                               600          6,456
                                                                       89,813
TELECOMMUNICATION SERVICES (0.03%)
 Aspect Communications /1/                               1,850          6,494

TELEPHONE-INTEGRATED (1.74%)
 ALLTEL                                                    490         22,961
 AT&T                                                    3,200         54,560
 BellSouth                                               1,910         48,686
 CenturyTel                                              1,070         31,512
 SBC Communications                                      2,820         65,875
 Sprint                                                  8,300         95,533
 Verizon Communications                                  3,125        116,812
                                                                      435,939
THERAPEUTICS (0.03%)
 CV Therapeutics /1/                                       320          6,394

TOBACCO (0.05%)
 Universal                                                 290         11,325

TOOLS-HAND HELD (0.13%)
 Black & Decker                                            770         31,762
                                       99

See accompanying notes.

                            SCHEDULE OF INVESTMEN
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDI


                                                     Shares
                                                      Held           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

TRANSPORT-RAIL (0.40%)
 Union Pacific                                           1,670      $  99,398

TRANSPORT-SERVICES (0.43%)
 FedEx                                                   1,790        107,185

TRANSPORT-TRUCK (0.09%)
 Arkansas Best                                             270          6,844
 Old Dominion Freight Line /1/                             183          6,068
 SCS Transportation                                        720          8,626
                                                                       21,538
WEB HOSTING & DESIGN (0.03%)
 Macromedia /1/                                            650          8,197

                                          TOTAL COMMON STOCKS      15,934,940


                                                      Principal
                                                       Amount          Value
--------------------------------------------------------------------------------
BONDS (18.09%)

AEROSPACE & DEFENSE (0.09%)
 Boeing
  6.13%; 02/15/33                                    $     5,000     $  5,009
 Northrop Grumman
  7.75%; 02/15/31                                          5,000        6,352
 Raytheon
  5.38%; 04/01/13                                          5,000          5,121
  5.50%; 11/15/12                                          5,000          5,184
                                                                         21,666
AEROSPACE & DEFENSE EQUIPMENT (0.05%)
 Lockheed Martin
  7.65%; 05/01/16                                          5,000          6,233
 United Technologies
  6.10%; 05/15/12                                          5,000          5,643
                                                                         11,876
AIRLINES (0.10%)
 Northwest Airlines
  7.58%; 03/01/19                                          8,978          8,619
 Southwest Airlines
  5.10%; 05/01/06                                         16,188         17,073
                                                                         25,692
ASSET BACKED SECURITIES (0.20%)
 Chase Funding Mortgage Loan
  3.07%; 07/25/17                                         25,000         25,243
  4.41%; 02/25/17                                         25,000         25,608
                                                                         50,851
AUTO-CARS & LIGHT TRUCKS (0.16%)
 DaimlerChrysler Holding
  6.90%; 09/01/04                                         10,000         10,591
  7.30%; 01/15/12                                         15,000         17,056
 Ford Motor
  7.45%; 07/16/31                                         15,000         13,350
                                                                         40,997

                                                      Principal
                                                       Amount          Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)

AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.06%)
 Navistar International
  9.38%; 06/01/06                                       $ 15,000      $  16,012

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.06%)
 Delphi
  6.50%; 05/01/09                                          5,000          5,349
 Lear
  7.96%; 05/15/05                                         10,000         10,700
                                                                         16,049
AUTOMOBILE SEQUENTIAL (0.73%)
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                        100,000        104,466
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                         75,000         78,443
                                                                        182,909
BEVERAGES-NON-ALCOHOLIC (0.13%)
 Coca-Cola Enterprises
  4.38%; 09/15/09                                          5,000          5,219
  5.25%; 05/15/07                                         15,000         16,260
 PepsiAmericas
  3.88%; 09/12/07                                         10,000         10,201
                                                                         31,680
BEVERAGES-WINE & SPIRITS (0.04%)
 Diageo Capital
  3.38%; 03/20/08                                          5,000          5,009
  3.50%; 11/19/07                                          5,000          5,056
                                                                         10,065
BREWERY (0.13%)
 Anheuser-Busch
  4.38%; 01/15/13                                         10,000          9,996
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                        10,000         10,700
 Coors Brewing
  6.38%; 05/15/12                                         10,000         11,197
                                                                         31,893
BROADCASTING SERVICES & PROGRAMMING (0.01%)
 Grupo Televisa
  8.50%; 03/11/32                                          2,000          2,000

BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.17%)
 CRH America
  6.95%; 03/15/12                                          9,000         10,223
 Masco
  5.88%; 07/15/12                                         10,000         10,630
  6.00%; 05/03/04                                         20,000         20,794
                                                                         41,647
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
  6.63%; 08/15/06                                         15,000         16,069
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.06%)
 Cemex Central Sa De Cv /2/
  8.63%; 07/18/03                                         15,000         15,225

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                 Principal
                                                  Amount          Value
------------------------------------------------------------------------
BONDS (CONTINUED)

BUILDING-RESIDENTIAL & COMMERCIAL (0.09%)
 DR Horton
  8.50%; 04/15/12                                $   10,000     $   10,950
 KB Home
  7.75%; 02/01/10                                    10,000         10,500
                                                                    21,450
CABLE & OTHER PAY TV SERVICES (0.06%)
 AT&T Broadband
  8.38%; 03/15/13                                    13,000         15,861

CABLE TV (0.26%)
 British Sky Broadcasting
  8.20%; 07/15/09                                    10,000         11,400
 Comcast
  5.50%; 03/15/11                                    15,000         15,474
  5.85%; 01/15/10                                     5,000          5,320
 Comcast Cable Communications
  6.75%; 01/30/11                                     5,000          5,519
 Cox Communications
  6.75%; 03/15/11                                    10,000         11,373
  7.50%; 08/15/04                                    15,000         15,998
                                                                    65,084
CASINO HOTELS (0.23%)
 Boyd Gaming
  9.25%; 08/01/09                                    15,000         16,537
 Mandalay Resort Group
  9.25%; 12/01/05                                    15,000         15,694
 Mirage Resorts
  6.75%; 02/01/08                                    15,000         15,525
 Park Place Entertainment
  8.50%; 11/15/06                                    10,000         10,825
                                                                    58,581
CASINO SERVICES (0.05%)
 International Game Technology
  8.38%; 05/15/09                                    10,000         11,931

CELLULAR TELECOMMUNICATIONS (0.11%)
 AT&T Wireless Services
  7.88%; 03/01/11                                    10,000         11,521
 Telus
  7.50%; 06/01/07                                    10,000         11,100
 Verizon Wireless Capital
  5.38%; 12/15/06                                     5,000          5,388
                                                                    28,009
CHEMICALS-DIVERSIFIED (0.09%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                    15,000         16,576
 Dow Chemical
  5.75%; 11/15/09                                     5,000          5,321
                                                                    21,897
COAL (0.04%)
 Peabody Energy /2/
  6.88%; 03/15/13                                    10,000         10,400

                                              Principal
                                                Amount            Value
--------------------------------------------------------------------------
BONDS (CONTINUED)

COATINGS & PAINT (0.02%)
 Valspar
  6.00%; 05/01/07                                $  5,000         $  5,362

COMMERCIAL BANKS (0.20%)
 KeyBank
  5.70%; 08/15/12                                   5,000            5,417
 U.S. Bank
  6.38%; 08/01/11                                  30,000           34,272
 Union Planters Bank
  5.13%; 06/15/07                                  10,000           10,634
                                                                    50,323
COMMERCIAL SERVICE-FINANCE (0.02%)
 Deluxe
  5.00%; 12/15/12                                   5,000            4,958

COMPUTER SERVICES (0.04%)
 Unisys
  8.13%; 06/01/06                                  10,000           10,700

COMPUTERS (0.04%)
 International Business Machines
  4.25%; 09/15/09                                  10,000           10,414

COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR /2/
  7.13%; 06/15/09                                   5,000            5,318

CONSUMER PRODUCTS-MISCELLANEOUS (0.06%)
 American Greetings
  6.10%; 08/01/28                                  15,000           14,700

CREDIT CARD ASSET BACKED SECURITIES (0.76%)
 American Express Credit Account
 Master Trust
  5.53%; 10/15/08                                 100,000          108,672
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                  50,000           52,007
 Citibank Credit Card Master Trust I
  5.50%; 02/15/06                                  30,000           30,990
                                                                   191,669
CREDIT CARD CONTROL AMORTIZATION (0.08%)
 Sears Credit Account Master Trust
  6.20%; 07/16/07                                   3,125            3,142
  7.25%; 11/15/07                                  17,500           17,779
                                                                    20,921
DATA PROCESSING & MANAGEMENT (0.08%)
 Oracle
  6.72%; 02/15/04                                  20,000           20,815

DIVERSIFIED FINANCIAL SERVICES (0.43%)
 Citigroup
  3.50%; 02/01/08                                  10,000           10,100
  6.00%; 02/21/12                                  20,000           22,279
  6.63%; 06/15/32                                  10,000           11,291
 General Electric Capital
  4.63%; 09/15/09                                   5,000            5,249
  6.75%; 03/15/32                                  20,000           23,144

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                   Principal
                                                    Amount        Value
---------------------------------------------------------------------------
BONDS (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 John Deere Capital
  3.13%; 12/15/05                                    $ 15,000     $ 15,326
  5.52%; 04/30/04                                      15,000       15,591
  7.00%; 03/15/12                                       5,000        5,809
                                                                   108,789
DIVERSIFIED MANUFACTURING OPERATIONS (0.06%)
 General Electric
  5.00%; 02/01/13                                       5,000        5,168
 Tyco International
  6.25%; 06/15/03                                      10,000       10,025
                                                                    15,193
DIVERSIFIED MINERALS (0.06%)
 BHP Billiton Finance
  4.80%; 04/15/13                                      15,000       15,311

DIVERSIFIED OPERATIONS (0.11%)
 Hutchison Whampoa International /2/
  6.50%; 02/13/13                                      10,000       10,136
 Rio Tinto Finance
  5.75%; 07/03/06                                      15,000       16,403
                                                                    26,539
ELECTRIC PRODUCTS-MISCELLANEOUS (0.02%)
 Emerson Electric
  6.00%; 08/15/32                                       5,000        5,286

ELECTRIC-INTEGRATED (0.96%)
 Alabama Power
  5.60%; 03/15/33                                       5,000        4,942
 Arizona Public Service
  6.50%; 03/01/12                                       7,000        7,711
 Centerior Energy
  7.67%; 07/01/04                                      15,000       15,900
 CenterPoint Energy Houston Electric /2/
  5.70%; 03/15/13                                       5,000        5,330
 CenterPoint Energy Resources /2/
  7.88%; 04/01/13                                      10,000       11,475
 Consumers Energy
  4.25%; 04/15/08 /2/                                   5,000        5,083
  6.00%; 03/15/05                                       5,000        5,325
 Dominion Resources
  6.75%; 12/15/32                                       5,000        5,518
 DTE Energy
  6.00%; 06/01/04                                      15,000       15,654
  7.05%; 06/01/11                                       5,000        5,760
 Duke Energy
  4.50%; 04/01/10                                      10,000       10,230
 Exelon
  6.75%; 05/01/11                                       5,000        5,638
 FPL Group Capital
  3.25%; 04/11/06                                      10,000       10,113
 GPU
  7.70%; 12/01/05                                      15,000       16,845
 Indianapolis Power & Light
  7.38%; 08/01/07                                      10,000       10,308
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                      10,000       11,197

                                                   Principal
                                                    Amount        Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)

ELECTRIC-INTEGRATED (CONTINUED)
 Niagara Mohawk Power
  5.38%; 10/01/04                                   $  15,000   $   15,632
 Oncor Electric Delivery
  6.38%; 05/01/12                                      10,000       11,185
 Pepco Holdings
  3.75%; 02/15/06                                      20,000       20,514
 PG&E National Energy Group
  10.38%; 05/16/11                                     10,000        5,300
 Progress Energy
  6.55%; 03/01/04                                      25,000       25,957
 Southwestern Electric Power
  4.50%; 07/01/05                                      10,000       10,370
 TXU Energy /2/
  6.13%; 03/15/08                                       5,000        5,347
                                                                   241,334
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.04%)
 Flextronics International
  9.88%; 07/01/10                                      10,000       11,200
FEDERAL & FEDERALLY SPONSORED CREDIT (0.16%)
 Federal Farm Credit Bank
  7.25%; 06/12/07                                      20,000       23,474
 Housing Urban Development
  2.99%; 08/01/05                                      15,000       15,394
                                                                    38,868
FINANCE-AUTO LOANS (0.49%)
 Ford Motor Credit
  5.75%; 02/23/04                                      10,000       10,172
  6.50%; 01/25/07                                      30,000       30,666
  6.88%; 02/01/06                                      10,000       10,345
  7.38%; 02/01/11                                       5,000        5,069
 General Motors Acceptance
  6.38%; 01/30/04                                      15,000       15,456
  6.88%; 09/15/11                                      10,000       10,192
  6.88%; 08/28/12                                       5,000        5,085
  7.00%; 02/01/12                                      15,000       15,369
  8.00%; 11/01/31                                      10,000       10,415
 Toyota Motor Credit
  2.80%; 01/18/06                                      10,000       10,179
                                                                   122,948
FINANCE-CONSUMER LOANS (0.28%)
 American General Finance
  5.38%; 09/01/09                                       5,000        5,345
  5.88%; 07/14/06                                      10,000       10,892
 Household Finance
  2.27%; 09/19/03                                      10,000       10,035
  3.38%; 02/21/06                                       5,000        5,142
  5.75%; 01/30/07                                      25,000       27,166
  7.00%; 05/15/12                                       5,000        5,727
  7.63%; 05/17/32                                       5,000        6,192
                                                                    70,499
FINANCE-INVESTMENT BANKER & BROKER (0.39%)
 Banque Paribas
  6.88%; 03/01/09                                      10,000       11,610
 Bear Stearns
  3.00%; 03/30/06                                      10,000       10,177

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                    Principal
                                                     Amount             Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)

FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
  4.00%; 01/31/08                                     $  5,000        $    5,137
 Goldman Sachs Group
  4.13%; 01/15/08                                       10,000            10,321
  6.60%; 01/15/12                                       15,000            16,911
 Lehman Brothers Holdings
  4.00%; 01/22/08                                       10,000            10,214
  6.63%; 01/18/12                                       15,000            17,049
 Morgan Stanley
  5.30%; 03/01/13                                        5,000             5,190
  6.75%; 04/15/11                                       10,000            11,362
                                                                          97,971
FINANCE-MORTGAGE LOAN/BANKER (1.60%)
 Countrywide Home Loan
  4.25%; 12/19/07                                        5,000             5,177
  5.25%; 06/15/04                                       30,000            31,176
 Federal Home Loan Mortgage
  3.25%; 02/25/08                                       60,000            60,607
  4.75%; 10/11/12                                       20,000            20,274
  6.00%; 05/25/12                                       25,000            25,996
  6.75%; 03/15/31                                       30,000            36,648
 Federal National Mortgage Association
  2.30%; 03/28/06                                        5,000             5,011
  2.38%; 03/17/06                                       20,000            20,095
  3.70%; 11/01/07                                       25,000            25,668
  3.75%; 07/29/05                                       35,000            35,948
  4.32%; 07/26/07                                       20,000            21,112
  4.75%; 02/21/13                                       20,000            20,230
  5.25%; 08/01/12                                       35,000            37,017
  5.50%; 03/15/11                                       50,000            55,310
                                                                         400,269
FINANCE-OTHER SERVICES (0.13%)
 Mellon Funding
  4.88%; 06/15/07                                       10,000            10,636
 Newcourt Credit Group
  6.88%; 02/16/05                                       10,000            10,619
 Verizon Global Funding
  7.25%; 12/01/10                                       10,000            11,693
                                                                          32,948
FOOD-DAIRY PRODUCTS (0.04%)
 Dean Foods
  6.63%; 05/15/09                                       10,000            10,300

FOOD-FLOUR & GRAIN (0.02%)
 Archer-Daniels-Midland
  5.94%; 10/01/32                                        5,000             5,240

FOOD-MISCELLANEOUS/DIVERSIFIED (0.17%)
 Corn Products International
  8.45%; 08/15/09                                       10,000            10,511
 General Mills
  6.00%; 02/15/12                                       10,000            10,971
 Kraft Foods
  4.63%; 11/01/06                                       10,000            10,428
  6.50%; 11/01/31                                        5,000             5,332

                                                    Principal
                                                     Amount             Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)

FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
 Unilever Capital
  5.90%; 11/15/32                                    $   5,000          $  5,269
                                                                          42,511
FOOD-RETAIL (0.09%)
 Delhaize America
  7.38%; 04/15/06                                        5,000             5,175
 Kroger
  7.50%; 04/01/31                                        5,000             5,711
 Safeway
  5.80%; 08/15/12                                       10,000            10,541
                                                                          21,427
FORESTRY (0.02%)
 Tembec Industries /2/
  8.63%; 06/30/09                                        5,000             5,200

GAS-DISTRIBUTION (0.02%)
 KeySpan
  7.63%; 11/15/10                                        5,000             6,039

GOLD MINING (0.03%)
 Normandy Yandal Operations
  8.88%; 04/01/08                                       10,000             6,000
 Placer Dome /2/
  6.38%; 03/01/33                                        1,000             1,020
                                                                           7,020
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.63%; 12/15/09                                        5,000             5,131

HOME EQUITY SEQUENTIAL (0.06%)
 Residential Asset Securities
  4.59%; 10/25/26                                       15,000            15,613

INDUSTRIAL GASES (0.06%)
 Praxair
  4.75%; 07/15/07                                       10,000            10,533
  6.50%; 03/01/08                                        5,000             5,607
                                                                          16,140
INSTRUMENTS-CONTROLS (0.02%)
 Parker Hannifin
  4.88%; 02/15/13                                        5,000             5,061

INSTRUMENTS-SCIENTIFIC (0.02%)
 PerkinElmer /2/
  8.88%; 01/15/13                                        5,000             5,388

INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.02%)
 AMVESCAP
  5.90%; 01/15/07                                        5,000             5,379
LIFE & HEALTH INSURANCE (0.06%)
 Lincoln National
  5.25%; 06/15/07                                       10,000            10,524
 Nationwide Financial Services
  5.63%; 02/13/15                                        5,000             5,084
                                                                          15,608
                                       103

See accompanying notes.

                            SCHEDULE OF INVESTMENT
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                      Principal
                                                      Amount           Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.06%)
 Case
  6.25%; 12/01/03                                      $ 15,000       $  15,000

MEDICAL-DRUGS (0.11%)
 American Home Products
  5.88%; 03/15/04                                        15,000          15,547
 Eli Lilly
  6.00%; 03/15/12                                         5,000           5,649
 Wyeth
  5.25%; 03/15/13                                         5,000           5,230
                                                                         26,426
MEDICAL-HMO (0.12%)
 Anthem
  4.88%; 08/01/05                                        20,000          21,002
 UnitedHealth Group
  4.88%; 04/01/13                                        10,000          10,232
                                                                         31,234
MEDICAL-HOSPITALS (0.10%)
 HCA
  7.13%; 06/01/06                                        10,000          10,750
 Tenet Healthcare
  5.00%; 07/01/07                                        10,000           9,500
  6.50%; 06/01/12                                         5,000           4,738
                                                                         24,988
METAL PROCESSORS & FABRICATION (0.04%)
 Timken
  5.75%; 02/15/10                                        10,000          10,191

METAL-DIVERSIFIED (0.06%)
 Falconbridge
  7.35%; 06/05/12                                         5,000           5,501
 Noranda
  7.25%; 07/15/12                                        10,000          10,297
                                                                         15,798
MISCELLANEOUS INVESTING (0.27%)
 Archstone-Smith Operating Trust
  5.00%; 08/15/07                                         5,000           5,254
 Camden Property Trust
  5.88%; 06/01/07                                         5,000           5,348
  5.88%; 11/30/12                                        10,000          10,587
 La Quinta /2/
  8.88%; 03/15/11                                         5,000           5,238
 Simon Property Group
  6.75%; 02/09/04                                        15,000          15,572
 Spieker Properties
  6.80%; 05/01/04                                        15,000          15,661
 United Dominion Realty Trust
  6.50%; 06/15/09                                        10,000          11,004
                                                                         68,664
MONEY CENTER BANKS (0.25%)
 Bank of America
  4.88%; 09/15/12                                        40,000          41,170
 HSBC Holdings
  5.25%; 12/12/12                                        10,000          10,404


                                                     Principal
                                                      Amount           Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)

MONEY CENTER BANKS (CONTINUED)
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                     $  10,000       $  10,278
                                                                         61,852
MORTGAGE BACKED SECURITIES (1.18%)
 DLJ Commercial Mortgage
  7.62%; 06/10/33                                        15,000          18,100
 First Union-Lehman Brothers-Bank of America
  6.56%; 11/18/35                                        40,000          45,426
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                        30,000          34,923
 LB-UBS Commercial Mortgage Trust /2 3/
  0.87%; 03/15/34                                       283,281           8,896
 Morgan Stanley Capital I
  7.11%; 04/15/33                                        17,000          19,880
 NationsLink Funding
  7.23%; 06/20/31                                        95,000         110,321
 PNC Mortgage Acceptance
  7.33%; 12/10/32                                        50,000          59,031
                                                                        296,577
MULTI-LINE INSURANCE (0.08%)
 Hartford Financial Services Group
  4.70%; 09/01/07                                        10,000          10,312
 MetLife
  5.38%; 12/15/12                                         5,000           5,245
 Safeco
  4.88%; 02/01/10                                         5,000           5,088
                                                                         20,645
MULTIMEDIA (0.35%)
 AOL Time Warner
  6.15%; 05/01/07                                        20,000          21,557
  7.63%; 04/15/31                                        15,000          16,542
 Gannett
  4.95%; 04/01/05                                        10,000          10,591
 News America
  4.75%; 03/15/10 /2/                                     5,000           5,071
  6.55%; 03/15/33 /2/                                     5,000           5,078
  6.63%; 01/09/08                                        10,000          11,033
 Viacom
  6.63%; 05/15/11                                        10,000          11,520
 Walt Disney
  6.38%; 03/01/12                                         5,000           5,470
                                                                         86,862
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste
  8.50%; 12/01/08                                        10,000          10,800
OFFICE SUPPLIES & FORMS (0.02%)
 Avery Dennison
  6.00%; 01/15/33                                         5,000           5,169
OIL & GAS DRILLING (0.13%)
 Nabors Holdings
  4.88%; 08/15/09                                        10,000          10,334
 Nabors Industries
  6.80%; 04/15/04                                        10,000          10,464

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                    Principal
                                                     Amount           Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)

OIL & GAS DRILLING (CONTINUED)
 Transocean
  6.63%; 04/15/11                                    $  10,000       $  11,359
                                                                        32,157
OIL COMPANY-EXPLORATION & PRODUCTION (0.60%)
 Alberta Energy
  7.38%; 11/01/31                                        5,000           6,029
 Anadarko Petroleum
  5.00%; 10/01/12                                        5,000           5,151
  5.38%; 03/01/07                                       10,000          10,792
 Canadian Natural Resources
  7.20%; 01/15/32                                        5,000           5,911
 Devon Energy
  7.95%; 04/15/32                                       10,000          12,516
 Forest Oil
  8.00%; 06/15/08                                       10,000          10,600
 Kerr-McGee
  5.88%; 09/15/06                                       25,000          27,032
 Nexen
  7.88%; 03/15/32                                        5,000           5,797
 Pemex Project Funding Master Trust
  7.88%; 02/01/09                                       25,000          28,437
 Petroleos Mexicanos
  6.50%; 02/01/05                                       15,000          15,990
 Western Oil Sands
  8.38%; 05/01/12                                       10,000          10,700
 XTO Energy
  7.50%; 04/15/12                                       10,000          11,000
                                                                       149,955
OIL COMPANY-INTEGRATED (0.30%)
 Amerada Hess
  5.30%; 08/15/04                                       15,000          15,619
  7.13%; 03/15/33                                        5,000           5,494
  7.88%; 10/01/29                                        5,000           5,948
 BP Canada Finance
  3.63%; 01/15/09                                       15,000          15,315
 ConocoPhillips
  4.75%; 10/15/12                                       15,000          15,297
 Occidental Petroleum
  4.00%; 11/30/07                                        5,000           5,078
 PanCanadian Energy
  7.20%; 11/01/31                                        5,000           5,972
 Petronas Capital /2/
  7.88%; 05/22/22                                        5,000           5,506
                                                                        74,229
OIL REFINING & MARKETING (0.11%)
 Enterprise Products Partners /2/
  6.38%; 02/01/13                                        5,000           5,440
 Tesoro Petroleum /2/
  8.00%; 04/15/08                                       10,000          10,350
 Valero Energy
  6.88%; 04/15/12                                       10,000          11,127
                                                                        26,917
PAPER & RELATED PRODUCTS (0.42%)
 Cascades /2/
  7.25%; 02/15/13                                       15,000          15,825

                                                    Principal
                                                     Amount           Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 Domtar
  7.88%; 10/15/11                                    $  10,000       $  11,877
 International Paper
  6.75%; 09/01/11                                       10,000          11,331
 Norske Skog /2/
  7.63%; 10/15/11                                       10,000          11,270
 NorskeCanada
  8.63%; 06/15/11                                       10,000          10,350
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                        5,000           5,631
 Smurfit Capital Funding
  6.75%; 11/20/05                                       10,000          10,250
 Stora Enso Oyj
  7.38%; 05/15/11                                        5,000           5,857
 Weyerhaeuser
  6.13%; 03/15/07                                       10,000          10,874
  7.38%; 03/15/32                                       10,000          11,408
                                                                       104,673
PIPELINES (0.22%)
 Duke Energy Field Services
  7.88%; 08/16/10                                       15,000          17,525
 Equitable Resources
  5.15%; 11/15/12                                        5,000           5,233
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                       10,000          11,373
 National Fuel Gas
  5.25%; 03/01/13                                        5,000           5,054
 TEPPCO Partners
  6.13%; 02/01/13                                        5,000           5,287
 Texas Eastern Transmission
  5.25%; 07/15/07                                       10,000          10,529
                                                                        55,001
POULTRY (0.11%)
 Tyson Foods
  6.63%; 10/01/04                                       15,000          15,665
  7.25%; 10/01/06                                       10,000          10,864
                                                                        26,529
PROPERTY & CASUALTY INSURANCE (0.06%)
 ACE INA Holdings
  8.20%; 08/15/04                                       10,000          10,714
 Travelers Property Casualty /2/
  6.38%; 03/15/33                                        5,000           5,324
                                                                        16,038
PUBLISHING-BOOKS (0.07%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                       15,000          16,385
REAL ESTATE OPERATOR & DEVELOPER (0.07%)
 EOP Operating
  7.00%; 07/15/11                                       10,000          11,373
  7.38%; 11/15/03                                        5,000           5,138
                                                                        16,511
REGIONAL AUTHORITY (0.37%)
 Financement Quebec
  5.00%; 10/25/12                                       15,000          15,812

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                  Principal
                                                   Amount            Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL AUTHORITY (CONTINUED)
 Province of Manitoba
                                                 $                $
  2.75%; 01/17/06                                     25,000           25,344
 Province of Nova Scotia
  5.75%; 02/27/12                                     15,000           16,734
 Province of Ontario
  5.13%; 07/17/12                                     10,000           10,764
 Province of Quebec
  5.75%; 02/15/09                                      5,000            5,576
  7.50%; 09/15/29                                     10,000           12,937
 Region of Lombardy
  5.80%; 10/25/32                                      5,000            5,344
                                                                       92,511
REGIONAL BANKS (0.70%)
 Bank One
  7.63%; 08/01/05                                     20,000           22,435
 FleetBoston Financial
  8.13%; 07/01/04                                     15,000           16,073
 KeyCorp
  4.63%; 05/16/05                                     20,000           20,994
 Korea Development Bank
  7.13%; 04/22/04                                     15,000           15,610
 PNC Funding
  5.75%; 08/01/06                                     20,000           21,775
 SunTrust Banks
  7.38%; 07/01/06                                     10,000           11,528
 Wachovia
  5.63%; 12/15/08                                     20,000           22,278
  6.38%; 02/01/09                                     10,000           11,437
 Wells Fargo
  5.13%; 02/15/07                                     30,000           32,487
                                                                      174,617
RESEARCH & DEVELOPMENT (0.05%)
 Science Applications International
  7.13%; 07/01/32                                     10,000           11,570
RETAIL-DISCOUNT (0.11%)
 Target
  5.38%; 06/15/09                                     10,000           10,840
  5.88%; 03/01/12                                      5,000            5,457
 Wal-Mart Stores
  4.38%; 07/12/07                                     10,000           10,572
                                                                       26,869
RETAIL-DRUG STORE (0.02%)
 CVS /2/
  7.77%; 01/10/12                                      4,783            5,353
RETAIL-REGIONAL DEPARTMENT STORE (0.02%)
 Kohl's
  6.00%; 01/15/33                                      5,000            5,111
RETAIL-RESTAURANTS (0.04%)
 Yum! Brands
  7.70%; 07/01/12                                     10,000           11,125
SATELLITE TELECOM (0.07%)
 Echostar DBS
  10.38%; 10/01/07                                    15,000           16,800


                                                  Principal
                                                   Amount                  Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)
SAVINGS & LOANS-THRIFTS (0.10%)
 Washington Mutual
  3.97%; 03/25/33                                      $ 19,200       $   19,397
  5.50%; 01/15/13                                         5,000            5,309
                                                                          24,706
SOVEREIGN (0.32%)
 Chile Government
  5.50%; 01/15/13                                         5,000            5,119
 Finland Government
  4.75%; 03/06/07                                         5,000            5,381
 Italy Government
  5.63%; 06/15/12                                        10,000           11,111
 Mexico Government
  8.30%; 08/15/31                                         5,000            5,657
  8.38%; 01/14/11                                        40,000           47,700
 Poland Government
  6.25%; 07/03/12                                         5,000            5,575
                                                                          80,543
SPECIAL PURPOSE ENTITY (0.04%)
 FPL Group Capital
  6.88%; 06/01/04                                        10,000           10,540
SUPRANATIONAL BANK (0.16%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                         4,000            4,214
  6.88%; 03/15/12                                        10,000           10,657
 European Investment Bank
  4.63%; 03/01/07                                        10,000           10,650
 Inter-American Development Bank
  3.38%; 03/17/08                                        15,000           15,215
                                                                          40,736
TELECOMMUNICATION SERVICES (0.21%)
 Citizens Communications
  6.38%; 08/15/04                                        10,000           10,471
  7.45%; 01/15/04                                        15,000           15,539
  7.63%; 08/15/08                                        15,000           17,525
 MasTec
  7.75%; 02/01/08                                        10,000            8,700
                                                                          52,235
TELEPHONE-INTEGRATED (0.98%)
 ALLTEL
  7.00%; 07/01/12                                        15,000           17,738
 AT&T
  6.00%; 03/15/09                                         5,000            5,131
 BellSouth
  6.88%; 10/15/31                                        10,000           11,647
 British Telecommunications
  7.88%; 12/15/05                                        50,000           56,681
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                         5,000            5,555
  8.50%; 06/15/10                                        10,000           12,054
 France Telecom
  9.25%; 03/01/11                                        20,000           24,459
 SBC Communications
  5.88%; 08/15/12                                        10,000           10,987
 Sprint Capital
  6.00%; 01/15/07                                         5,000            5,100

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                Principal
                                                 Amount             Value
-----------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Sprint Capital (continued)
  6.13%; 11/15/08                                $  10,000         $  10,200
  6.90%; 05/01/19                                    5,000             4,775
 Telefonica Europe
  7.75%; 09/15/10                                   20,000            24,064
 Telefonos de Mexico
  8.25%; 01/26/06                                   20,000            22,275
 Verizon
  6.50%; 09/15/11                                   10,000            11,344
  7.38%; 04/01/32                                   10,000            12,069
 Verizon Florida
  6.13%; 01/15/13                                   10,000            11,067
                                                                     245,146
TEXTILE-HOME FURNISHINGS (0.02%)
 Mohawk Industries
  6.50%; 04/15/07                                    5,000             5,526
TOOLS-HAND HELD (0.02%)
 Stanley Works /2/
  4.90%; 11/01/12                                    5,000             5,091
TRANSPORT-RAIL (0.41%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                    5,000             6,300
 Canadian National Railway
  4.40%; 03/15/13                                    5,000             4,918
 Canadian Pacific Railway
  5.75%; 03/15/33                                    5,000             4,994
 CSX
  6.25%; 10/15/08                                   15,000            16,760
 Norfolk Southern
  7.88%; 02/15/04                                   25,000            26,191
 Union Pacific
  5.75%; 10/15/07                                   25,000            27,300
  5.84%; 05/25/04                                   15,000            15,584
                                                                     102,047
                                              TOTAL BONDS          4,539,363


                                                           Principal
     Type           Rate             Maturity                Amount                  Value
-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (6.18%)

FHLMC            5.00%        12/01/17                     $    96,374            $     99,659
FHLMC /4/        5.50%        03/01/09 - 06/01/33              500,736                515,488
FHLMC            6.00%        02/01/17 - 08/01/32              352,406                367,730
FHLMC            6.50%        04/01/16 - 07/01/32              403,901                422,246
FHLMC            7.00%        09/01/20 - 09/01/31               90,081                 95,085
FHLMC            7.50%        10/01/30 - 11/01/30               34,428                 36,746
FHLMC            8.00%        11/01/30 - 02/01/31               11,690                 12,621
                              TOTAL FHLMC CERTIFICATES                              1,549,575

                                                            Principal
     Type           Rate             Maturity                Amount                  Value
-----------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (4.52%)

FNMA /4/         5.00%        05/01/18                     $   200,000            $   206,062
FNMA             5.50%        11/01/17 - 11/01/32              188,162                194,931
FNMA             6.00%        05/01/09 - 08/01/32              221,608                232,050
FNMA             6.50%        04/01/10 - 06/01/32              276,149                289,811
FNMA             7.25%        01/15/10 - 05/15/30               65,000                 82,466
FNMA             7.50%        08/01/32                         121,613                129,595
                              TOTAL FNMA CERTIFICATES                               1,134,915

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (1.68%)
GNMA I           6.50%        07/15/31 - 11/15/32              165,464                173,999
GNMA I           7.00%        10/15/29 - 09/15/31              135,500                143,768
GNMA I           7.50%        01/15/31                          20,290                 21,658
GNMA II          6.50%        02/20/32                          47,855                 50,084
GNMA II          7.50%        10/20/30                           7,780                  8,260
GNMA II          8.00%        01/20/31                          20,954                 22,446
                              TOTAL GNMA CERTIFICATES                                 420,215

                                               Principal
                                                Amount                  Value
--------------------------------------------------------------------------------
TREASURY BONDS (3.45%)
 U.S. Treasury
  3.50%; 11/15/06                              $   95,000            $    99,030
  4.38%; 05/15/07                                  25,000                 26,825
  4.75%; 11/15/08                                  45,000                 48,932
  4.88%; 02/15/12                                  50,000                 54,207
  5.38%; 02/15/31                                 100,000                109,117
  5.63%; 05/15/08                                  35,000                 39,524
  6.00%; 08/15/09                                  60,000                 69,455
  6.13%; 08/15/07                                  35,000                 40,036
  6.25%; 08/15/23                                  75,000                 88,828
  6.25%; 05/15/30                                  57,000                 68,683
  6.75%; 08/15/26                                   5,000                  6,302
  7.13%; 02/15/23                                  15,000                 19,461
  7.25%; 05/15/16                                  70,000                 90,270
  8.00%; 11/15/21                                  75,000                105,208
                                    TOTAL TREASURY BONDS                 865,878

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                    Principal
                                                     Amount       Value
-------------------------------------------------------------------------
COMMERCIAL PAPER (3.49%)
FINANCE-MORTGAGE LOAN/BANKER (3.49%)
 Investment in Joint Trading
 Account; Federal Home
  Loan Bank
  1.25%; 05/01/03                                  $   875,886 $   875,886
                                       TOTAL COMMERCIAL PAPER      875,886
                                                               -----------

                        TOTAL PORTFOLIO INVESTMENTS (100.92%) $25,320,772 LIABILITIES, NET OF CASH
AND RECEIVABLES (-0.92%)                                          (232,013)
                                   TOTAL NET ASSETS (100.00%)  $25,088,759
                                                              --------------

/1   /Non-income producing security.
/2 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $173,995 or .69% of net assets.
/3   /Variable rate.
/4   /Security or a portion of the security was purchased in a "to-be-announced"
     (TBA) transaction. See Notes to Financial Statements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                Principal
                                                  Amount              Value

----------------------------------------------- -------------------------------
BONDS (52.93%)
AEROSPACE & DEFENSE (0.24%)
 Boeing
  6.13%; 02/15/33                                 $  100,000     $    100,192
 Northrop Grumman
  7.75%; 02/15/31                                    100,000          127,035
 Raytheon
  5.38%; 04/01/13                                    270,000          276,546
  5.50%; 11/15/12                                     10,000           10,368
                                                                      514,141
AEROSPACE & DEFENSE EQUIPMENT (0.24%)
 Lockheed Martin
  7.65%; 05/01/16                                    250,000          311,640
 United Technologies
  6.10%; 05/15/12                                    175,000          197,528
                                                                      509,168
AIRLINES (0.07%)
 Northwest Airlines
  7.58%; 03/01/19                                     76,315           73,261
 Southwest Airlines
  5.10%; 05/01/06                                     80,941           85,367
                                                                      158,628
ASSET BACKED SECURITIES (0.40%)
 Chase Funding Mortgage Loan
  3.07%; 07/25/17                                    600,000          605,839
  4.41%; 02/25/17                                    225,000          230,469
                                                                      836,308
AUTO-CARS & LIGHT TRUCKS (0.58%)
 DaimlerChrysler Holding
  6.90%; 09/01/04                                    330,000          349,489
  7.30%; 01/15/12                                    370,000          420,704
 Ford Motor
  7.45%; 07/16/31                                    510,000          453,916
                                                                    1,224,109
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.16%)
 Navistar International
  9.38%; 06/01/06                                    320,000          341,600
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.18%)
 Delphi
  6.50%; 05/01/09                                     70,000           74,886
 Lear
  7.96%; 05/15/05                                    285,000          304,950
                                                                      379,836
AUTOMOBILE SEQUENTIAL (2.93%)
 Capital Auto Receivables Asset Trust
  4.50%; 10/15/07                                    680,000          714,698
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                    500,000          527,452
  6.11%; 11/08/04                                    217,073          219,299
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                  1,475,000        1,525,202
  4.72%; 12/15/05                                    750,000          783,496
 Honda Auto Receivables Owner Trust
  4.22%; 04/16/07                                  1,500,000        1,566,462
 M&I Auto Loan Trust
  3.04%; 10/20/08                                    250,000          255,508

                                                 Principal
                                                    Amount           Value

-----------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                 $  570,000    $    596,163
                                                                   6,188,280
BEVERAGES-NON-ALCOHOLIC (0.32%)
 Bottling Group /1/
  4.63%; 11/15/12                                    110,000         109,538
 Coca-Cola Enterprises
  4.38%; 09/15/09                                    100,000         104,382
  5.25%; 05/15/07                                    340,000         368,548
 PepsiAmericas
  3.88%; 09/12/07                                     85,000          86,710
                                                                     669,178
BEVERAGES-WINE & SPIRITS (0.17%)
 Diageo Capital
  3.38%; 03/20/08                                    200,000         200,346
  3.50%; 11/19/07                                    160,000         161,793
                                                                     362,139
BREWERY (0.42%)
 Anheuser-Busch
  4.38%; 01/15/13                                    245,000         244,890
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                   280,000         299,600
 Coors Brewing
  6.38%; 05/15/12                                    305,000         341,515
                                                                     886,005
BROADCASTING SERVICES & PROGRAMMING (0.05%)
 Clear Channel Communications
  7.88%; 06/15/05                                      8,000           8,835
 Grupo Televisa
  8.50%; 03/11/32                                    100,000         100,000
                                                                     108,835
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.43%)
 CRH America
  6.95%; 03/15/12                                    276,000         313,491
 Masco
  5.88%; 07/15/12                                    180,000         191,344
  6.00%; 05/03/04                                    380,000         395,092
                                                                     899,927
BUILDING PRODUCTS-AIR & HEATING (0.02%)
 York International
  6.63%; 08/15/06                                     35,000          37,493
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.05%)
 Cemex Central Sa De Cv /1/
  8.63%; 07/18/03                                    100,000         101,500
BUILDING-RESIDENTIAL & COMMERCIAL (0.25%)
 DR Horton
  8.50%; 04/15/12                                    245,000         268,275
 KB Home
  7.75%; 02/01/10                                    250,000         262,500
                                                                     530,775
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                Principal
                                                 Amount                 Value

--------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE & OTHER PAY TV SERVICES (0.15%)
 AT&T Broadband
                                              $                     $
  8.38%; 03/15/13                                254,000                 309,898
CABLE TV (0.72%)
 British Sky Broadcasting
  8.20%; 07/15/09                                200,000                 228,000
 Comcast
  5.50%; 03/15/11                                315,000                 324,948
  5.85%; 01/15/10                                 20,000                  21,282
 Comcast Cable Communications
  6.75%; 01/30/11                                250,000                 275,937
 Cox Communications
  6.75%; 03/15/11                                210,000                 238,827
  7.50%; 08/15/04                                415,000                 442,613
                                                                       1,531,607
CASINO HOTELS (0.65%)
 Boyd Gaming
  9.25%; 08/01/09                                370,000                 407,925
 Mandalay Resort Group
  9.25%; 12/01/05                                370,000                 387,112
 Mirage Resorts
  6.75%; 02/01/08                                275,000                 284,625
 Park Place Entertainment
  8.50%; 11/15/06                                275,000                 297,688
                                                                       1,377,350
CASINO SERVICES (0.12%)
 International Game Technology
  8.38%; 05/15/09                                220,000                 262,479
CELLULAR TELECOMMUNICATIONS (0.48%)
 360 Communications
  7.50%; 03/01/06                                125,000                 142,584
 AT&T Wireless Services
  7.88%; 03/01/11                                290,000                 334,110
 Telus
  7.50%; 06/01/07                                205,000                 227,550
  8.00%; 06/01/11                                 20,000                  22,600
 Verizon Wireless Capital
  5.38%; 12/15/06                                275,000                 296,345
                                                                       1,023,189
CHEMICALS-DIVERSIFIED (0.16%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                230,000                 254,159
 Dow Chemical
  5.00%; 11/15/07                                 10,000                  10,402
  5.75%; 11/15/09                                 70,000                  74,497
                                                                         339,058
COAL (0.17%)
 Peabody Energy /1/
  6.88%; 03/15/13                                340,000                 353,600
COATINGS & PAINT (0.04%)
 Valspar
  6.00%; 05/01/07                                 80,000                  85,784

                                              Principal
                                                Amount                  Value

------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (0.65%)
 Amsouth Bank
  4.85%; 04/01/13                              $  225,000          $    227,664
 KeyBank
  5.70%; 08/15/12                                 180,000               195,009
 Marshall & Isley Bank
  4.13%; 09/04/07                                 200,000               206,192
 U.S. Bank
  6.38%; 08/01/11                                 275,000               314,158
 Union Planters Bank
  5.13%; 06/15/07                                 310,000               329,655
 Wachovia Bank
  7.80%; 08/18/10                                  85,000               103,591
                                                                      1,376,269
COMMERCIAL SERVICE-FINANCE (0.07%)
 Deluxe
  5.00%; 12/15/12                                 150,000               148,750
COMPUTER SERVICES (0.13%)
 Unisys
  8.13%; 06/01/06                                 250,000               267,500
COMPUTERS (0.12%)
 International Business Machines
  4.25%; 09/15/09                                 235,000               244,726
COMPUTERS-INTEGRATED SYSTEMS (0.01%)
 NCR /1/
  7.13%; 06/15/09                                  25,000                26,590
CONSUMER PRODUCTS-MISCELLANEOUS (0.16%)
 American Greetings
  6.10%; 08/01/28                                 340,000               333,200
CREDIT CARD ASSET BACKED SECURITIES (2.58%)
 American Express Credit Account
 Master Trust
  5.53%; 10/15/08                                 375,000               407,522
 Bank One Issuance Trust
  3.59%; 05/17/10                               1,000,000             1,024,847
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                               1,000,000             1,013,885
  4.10%; 12/07/06                                 500,000               520,069
 Citibank Credit Card Master Trust I
  5.50%; 02/15/06                                 185,000               191,104
 Discover Card Master Trust I
  5.75%; 12/15/08                               1,000,000             1,097,050
  6.85%; 07/17/07                                 400,000               434,477
 MBNA Credit Card Master Note Trust
  3.90%; 11/15/07                                 425,000               443,262
 MBNA Master Credit Card Trust
  6.60%; 04/16/07                                 300,000               323,108
                                                                      5,455,324
CREDIT CARD CONTROL AMORTIZATION (0.06%)
 Sears Credit Account Master Trust
  6.20%; 07/16/07                                  25,000                25,141
  7.25%; 11/15/07                                 107,917               109,636
                                                                        134,777
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                 Principal
                                                    Amount              Value

------------------------------------------------------------------------------
BONDS (CONTINUED)
DATA PROCESSING & MANAGEMENT (0.25%)
 Oracle
  6.72%; 02/15/04                                   $  500,000   $     520,366
DIVERSIFIED FINANCIAL SERVICES (1.28%)
 Citigroup
  3.50%; 02/01/08                                      585,000         590,827
  6.00%; 02/21/12                                       90,000         100,257
  6.63%; 06/15/32                                      245,000         276,617
  7.25%; 10/01/10                                      195,000         231,170
 General Electric Capital
  4.63%; 09/15/09                                      575,000         603,640
  6.75%; 03/15/32                                      150,000         173,578
 John Deere Capital
  3.13%; 12/15/05                                      135,000         137,934
  3.90%; 01/15/08                                       25,000          25,513
  5.52%; 04/30/04                                      350,000         363,788
  7.00%; 03/15/12                                      170,000         197,522
                                                                     2,700,846
DIVERSIFIED MANUFACTURING OPERATIONS (0.34%)
 General Electric
  5.00%; 02/01/13                                      535,000         552,965
 Tyco International
  6.25%; 06/15/03                                      175,000         175,437
                                                                       728,402
DIVERSIFIED MINERALS (0.15%)
 BHP Billiton Finance
  4.80%; 04/15/13                                      315,000         321,529
DIVERSIFIED OPERATIONS (0.40%)
 Hutchison Whampoa International /1/
  6.50%; 02/13/13                                      250,000         253,395
 Rio Tinto Finance
  5.75%; 07/03/06                                      550,000         601,441
                                                                       854,836
ELECTRIC PRODUCTS-MISCELLANEOUS (0.08%)
 Emerson Electric
  4.63%; 10/15/12                                      150,000         151,887
  6.00%; 08/15/32                                       20,000          21,143
                                                                       173,030
ELECTRIC-INTEGRATED (2.34%)
 Alabama Power
  5.60%; 03/15/33                                      150,000         148,272
 Arizona Public Service
  6.50%; 03/01/12                                      185,000         203,797
 Carolina Power & Light
  6.65%; 04/01/08                                      100,000         113,744
 Centerior Energy
  7.67%; 07/01/04                                      300,000         317,991
 CenterPoint Energy Houston Electric /1/
  5.70%; 03/15/13                                      175,000         186,540
 CenterPoint Energy Resources /1/
  7.88%; 04/01/13                                      340,000         390,150
 Consumers Energy
  4.25%; 04/15/08 /1/                                   70,000          71,156
  6.00%; 03/15/05                                       45,000          47,925

                                                       Principal
                                                         Amount        Value

--------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Dominion Resources
  4.13%; 02/15/08                                  $  125,000      $    127,862
  6.75%; 12/15/32                                      50,000            55,175
 DTE Energy
  6.00%; 06/01/04                                     300,000           313,087
  7.05%; 06/01/11                                     190,000           218,899
 Duke Energy
  4.50%; 04/01/10                                     175,000           179,032
 Exelon
  6.75%; 05/01/11                                     155,000           174,772
 FirstEnergy
  5.50%; 11/15/06                                     150,000           158,505
 FPL Group Capital
  3.25%; 04/11/06                                     190,000           192,149
 GPU
  7.70%; 12/01/05                                     125,000           140,376
 Indianapolis Power & Light
  7.38%; 08/01/07                                     200,000           206,162
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                     180,000           184,305
  6.75%; 12/30/31                                      85,000            95,178
 Niagara Mohawk Power
  5.38%; 10/01/04                                     120,000           125,053
 Oncor Electric Delivery
  6.38%; 05/01/12                                     225,000           251,671
 Pepco Holdings
  3.75%; 02/15/06                                     505,000           517,966
 PG&E National Energy Group
  10.38%; 05/16/11                                     85,000            45,050
 PPL Energy Supply
  6.40%; 11/01/11                                      50,000            53,869
 Progress Energy
  6.55%; 03/01/04                                     100,000           103,829
  6.75%; 03/01/06                                     100,000           110,304
 Southwestern Electric Power
  4.50%; 07/01/05                                      80,000            82,961
 TXU Energy /1/
  6.13%; 03/15/08                                     120,000           128,324
                                                                      4,944,104
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.13%)
 Flextronics International
  9.88%; 07/01/10                                     250,000           280,000
FEDERAL & FEDERALLY SPONSORED CREDIT (0.16%)
 Federal Farm Credit Bank
  7.25%; 06/12/07                                     180,000           211,265
 Housing Urban Development
  2.99%; 08/01/05                                     125,000           128,281
                                                                        339,546
FINANCE-AUTO LOANS (1.17%)
 Ford Motor Credit
  5.75%; 02/23/04                                     310,000           315,353
  6.50%; 01/25/07                                     305,000           311,769
  6.88%; 02/01/06                                     500,000           517,252
 General Motors Acceptance
  6.13%; 08/28/07                                     140,000           145,378

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                        Principal
                                                          Amount           Value

--------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 General Motors Acceptance (continued)
  6.38%; 01/30/04                                   $  100,000      $    103,042
  6.88%; 09/15/11                                      300,000           305,756
  6.88%; 08/28/12                                      215,000           218,641
  7.00%; 02/01/12                                      115,000           117,827
  8.00%; 11/01/31                                      175,000           182,269
 Toyota Motor Credit
  2.80%; 01/18/06                                      250,000           254,477
                                                                       2,471,764
FINANCE-COMMERCIAL (0.09%)
 CIT Group
  5.75%; 09/25/07                                      170,000           181,355
FINANCE-CONSUMER LOANS (0.91%)
 American General Finance
  5.38%; 09/01/09                                      125,000           133,626
  5.88%; 07/14/06                                      470,000           511,939
 Household Finance
  2.27%; 09/19/03                                      125,000           125,442
  5.75%; 01/30/07                                      665,000           722,610
  7.00%; 05/15/12                                      275,000           314,955
  7.63%; 05/17/32                                       85,000           105,255
                                                                       1,913,827
FINANCE-INVESTMENT BANKER & BROKER (1.26%)
 Banque Paribas
  6.88%; 03/01/09                                      225,000           261,225
 Bear Stearns
  3.00%; 03/30/06                                      165,000           167,924
  4.00%; 01/31/08                                      160,000           164,392
 Goldman Sachs Group
  4.13%; 01/15/08                                      500,000           516,027
  6.60%; 01/15/12                                      150,000           169,113
  6.65%; 05/15/09                                       75,000            85,235
 Lehman Brothers Holdings
  4.00%; 01/22/08                                      250,000           255,348
  6.63%; 01/18/12                                      390,000           443,275
 Morgan Stanley
  5.30%; 03/01/13                                      215,000           223,148
  6.75%; 04/15/11                                       65,000            73,852
  7.75%; 06/15/05                                      275,000           307,264
                                                                       2,666,803
FINANCE-MORTGAGE LOAN/BANKER (5.05%)
 Countrywide Home Loan
  4.25%; 12/19/07                                      120,000           124,243
  5.25%; 06/15/04                                      250,000           259,798
  5.50%; 02/01/07                                      255,000           275,247
 Federal Home Loan Mortgage
  3.00%; 07/15/04                                      500,000           510,047
  3.25%; 02/25/08                                    1,250,000         1,262,639
  4.75%; 10/11/12                                      300,000           304,103
  5.75%; 01/15/12                                      415,000           465,897
  6.00%; 05/25/12                                      475,000           493,918
  6.25%; 07/15/32                                      525,000           605,541
  6.75%; 03/15/31                                      762,000           930,865
 Federal National Mortgage Association
  2.30%; 03/28/06                                      675,000           676,550

                                                     Principal
                                                     Amount            Value

------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association (continued)
  2.38%; 03/17/06                                  $  500,000     $    502,374
  3.70%; 11/01/07                                     440,000          451,761
  3.75%; 07/29/05                                     350,000          359,484
  4.32%; 07/26/07                                     175,000          184,731
  4.63%; 05/01/13                                     600,000          603,554
  4.75%; 02/21/13                                     800,000          809,206
  5.25%; 01/15/09                                     350,000          384,969
  5.25%; 08/01/12                                     425,000          449,495
  5.50%; 03/15/11                                     850,000          940,262
  6.00%; 05/15/11                                      75,000           85,404
                                                                    10,680,088
FINANCE-OTHER SERVICES (0.51%)
 Mellon Funding
  4.88%; 06/15/07                                     235,000          249,938
 Newcourt Credit Group
  6.88%; 02/16/05                                      75,000           79,645
 Verizon Global Funding
  7.25%; 12/01/10                                     475,000          555,426
  7.75%; 12/01/30                                     160,000          197,563
                                                                     1,082,572
FOOD-DAIRY PRODUCTS (0.13%)
 Dean Foods
  6.63%; 05/15/09                                     260,000          267,800
FOOD-FLOUR & GRAIN (0.08%)
 Archer-Daniels-Midland
  5.94%; 10/01/32                                     160,000          167,675
FOOD-MISCELLANEOUS/DIVERSIFIED (0.73%)
 ConAgra Foods
  7.40%; 09/15/04                                     175,000          186,981
 Corn Products International
  8.45%; 08/15/09                                     205,000          215,480
 General Mills
  6.00%; 02/15/12                                     310,000          340,089
 Kellogg
  6.00%; 04/01/06                                     285,000          313,089
 Kraft Foods
  4.63%; 11/01/06                                     200,000          208,554
  6.25%; 06/01/12                                      20,000           21,789
  6.50%; 11/01/31                                     130,000          138,636
 Unilever Capital
  5.90%; 11/15/32                                      30,000           31,615
  7.13%; 11/01/10                                      80,000           95,140
                                                                     1,551,373
FOOD-RETAIL (0.46%)
 Delhaize America
  7.38%; 04/15/06                                     225,000          232,875
 Kroger
  6.20%; 06/15/12                                     260,000          279,833
 Safeway
  3.63%; 11/05/03                                     250,000          251,292
  5.80%; 08/15/12                                     190,000          200,292
                                                                       964,292
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                          Principal
                                           Amount                Value

--------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.05%)
 Sysco International
  6.10%; 06/01/12                              $  100,000   $    112,123
FORESTRY (0.04%)
 Tembec Industries
  8.63%; 06/30/09                                  80,000         83,200
GAS-DISTRIBUTION (0.09%)
 KeySpan
  7.63%; 11/15/10                                 150,000        181,161
GOLD MINING (0.10%)
 Normandy Yandal Operations
  8.88%; 04/01/08                                 280,000        168,000
 Placer Dome /1/
  6.38%; 03/01/33                                  40,000         40,788
                                                                 208,788
HOME DECORATION PRODUCTS (0.05%)
 Newell Rubbermaid
  4.63%; 12/15/09                                  95,000         97,485
HOME EQUITY SEQUENTIAL (0.29%)
 Long Beach Mortgage Loan Trust
  4.92%; 05/25/32                                 450,000        464,427
 Residential Asset Securities
  4.59%; 10/25/26                                 140,000        145,724
                                                                 610,151
INDUSTRIAL GASES (0.16%)
 Praxair
  4.75%; 07/15/07                                  80,000         84,268
  6.50%; 03/01/08                                 235,000        263,507
                                                                 347,775
INSTRUMENTS-CONTROLS (0.03%)
 Parker Hannifin
  4.88%; 02/15/13                                  65,000         65,797
INSTRUMENTS-SCIENTIFIC (0.13%)
 PerkinElmer /1/
  8.88%; 01/15/13                                 250,000        269,375
INVESTMENT MANAGEMENT & ADVISORY
SERVICES (0.09%)
 AMVESCAP
  5.38%; 02/27/13 /1/                              25,000         24,851
  5.90%; 01/15/07                                 150,000        161,360
                                                                 186,211
LIFE & HEALTH INSURANCE (0.08%)
 Lincoln National
  5.25%; 06/15/07                                 125,000        131,548
 Nationwide Financial Services
  5.63%; 02/13/15                                  45,000         45,753
                                                                 177,301
LINEN SUPPLY & RELATED ITEMS (0.09%)
 Cintas
  5.13%; 06/01/07                                 175,000        186,111

                                               Principal
                                                 Amount            Value

--------------------------------------------------------------------------------
BONDS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.13%)
 Case
  6.25%; 12/01/03                               $  280,000   $    280,000
MEDICAL-DRUGS (0.19%)
 American Home Products
  5.88%; 03/15/04                                  100,000        103,644
 Eli Lilly
  6.00%; 03/15/12                                  110,000        124,289
 Wyeth
  5.25%; 03/15/13                                  175,000        183,065
                                                                  410,998
MEDICAL-HMO (0.29%)
 Anthem
  4.88%; 08/01/05                                  175,000        183,762
  6.80%; 08/01/12                                  235,000        267,590
 UnitedHealth Group
  4.88%; 04/01/13                                  165,000        168,831
                                                                  620,183
MEDICAL-HOSPITALS (0.26%)
 HCA
  6.95%; 05/01/12                                   50,000         53,766
  7.13%; 06/01/06                                  210,000        225,760
 Tenet Healthcare
  5.00%; 07/01/07                                  170,000        161,500
  6.50%; 06/01/12                                  115,000        108,963
                                                                  549,989
METAL PROCESSORS & FABRICATION (0.10%)
 Timken
  5.75%; 02/15/10                                  200,000        203,828
METAL-ALUMINUM (0.09%)
 Alcan
  6.45%; 03/15/11                                  160,000        181,310
METAL-DIVERSIFIED (0.18%)
 Falconbridge
  7.35%; 06/05/12                                   95,000        104,516
 Noranda
  7.25%; 07/15/12                                  260,000        267,722
                                                                  372,238
MISCELLANEOUS INVESTING (0.55%)
 Archstone-Smith Operating Trust
  5.00%; 08/15/07                                   75,000         78,809
 Camden Property Trust
  5.88%; 06/01/07                                   20,000         21,394
  5.88%; 11/30/12                                   35,000         37,056
 La Quinta /1/
  8.88%; 03/15/11                                  120,000        125,700
 Prologis
  5.50%; 03/01/13                                  100,000        103,807
 Simon Property Group
  6.75%; 02/09/04                                  300,000        311,434
 Spieker Properties
  6.80%; 05/01/04                                  300,000        313,223

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                     Principal
                                                       Amount           Value

-------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 United Dominion Realty Trust
                                                    $            $
  6.50%; 06/15/09                                      155,000        170,555
                                                                    1,161,978
MONEY CENTER BANKS (0.91%)
 Bank of America
  4.75%; 10/15/06                                      825,000        881,454
  4.88%; 09/15/12                                      395,000        406,559
  7.40%; 01/15/11                                      255,000        306,125
 HSBC Holdings
  5.25%; 12/12/12                                      100,000        104,041
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                      220,000        226,105
                                                                    1,924,284
MORTGAGE BACKED SECURITIES (3.29%)
 Bear Stearns Commercial Mortgage Securities
  3.97%; 11/11/35                                      987,591      1,003,806
 Chase Commercial Mortgage Securities
  7.03%; 10/15/08                                      244,861        272,749
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.44%; 08/15/31                                      750,000        887,141
 DLJ Commercial Mortgage
  7.62%; 06/10/33                                       75,000         90,499
 First Union National Bank Commercial Mortgage
  6.14%; 02/12/34                                      150,000        167,158
 First Union-Lehman Brothers-Bank of America
  6.56%; 11/18/35                                      400,000        454,267
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                      185,000        215,360
 Greenwich Capital Commercial Funding
  4.95%; 01/11/35                                      650,000        671,679
 JP Morgan Chase Commercial Mortgage Securities
  6.47%; 11/15/35                                    1,125,000      1,283,558
 LB-UBS Commercial Mortgage Trust /1/
  0.87%; 03/15/34 /2/                                1,416,403         44,480
  4.90%; 06/15/26                                      490,000        521,684
 Morgan Stanley Capital I
  4.57%; 12/18/32                                      148,656        155,830
  6.20%; 07/15/33                                      400,000        447,320
  6.54%; 02/15/31                                       50,000         56,552
  7.55%; 11/15/28 /1/                                  120,000        126,712
 NationsLink Funding
  7.23%; 06/20/31                                      115,000        133,546
 PNC Mortgage Acceptance
  7.33%; 12/10/32                                      350,000        413,217
                                                                    6,945,558
MULTI-LINE INSURANCE (0.30%)
 Hartford Financial Services Group
  4.70%; 09/01/07                                      160,000        164,991
 MetLife
  5.25%; 12/01/06                                      300,000        325,049

                                                        Principal
                                                          Amount       Value

--------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
 MetLife (continued)
  5.38%; 12/15/12                                  $   20,000   $     20,980
 Safeco
  4.88%; 02/01/10                                     120,000        122,116
                                                                     633,136
MULTIMEDIA (1.14%)
 AOL Time Warner
  6.15%; 05/01/07                                     250,000        269,463
  7.63%; 04/15/31                                     465,000        512,804
 Gannett
  4.95%; 04/01/05                                     100,000        105,914
 News America
  4.75%; 03/15/10 /1/                                  70,000         70,988
  6.55%; 03/15/33 /1/                                 175,000        177,748
  6.63%; 01/09/08                                     200,000        220,657
 Viacom
  5.63%; 05/01/07                                     255,000        278,783
  6.40%; 01/30/06                                     500,000        551,997
 Walt Disney
  5.38%; 06/01/07                                     200,000        212,862
                                                                   2,401,216
NON-HAZARDOUS WASTE DISPOSAL (0.11%)
 Allied Waste
  8.50%; 12/01/08                                     220,000        237,600
OFFICE SUPPLIES & FORMS (0.03%)
 Avery Dennison
  6.00%; 01/15/33                                      65,000         67,200
OIL & GAS DRILLING (0.43%)
 Nabors Holdings
  4.88%; 08/15/09                                     100,000        103,343
 Nabors Industries
  5.38%; 08/15/12                                      25,000         26,236
  6.80%; 04/15/04                                     450,000        470,903
 Transocean
  6.63%; 04/15/11                                     275,000        312,362
                                                                     912,844
OIL COMPANY-EXPLORATION & PRODUCTION (1.94%)
 Alberta Energy
  7.38%; 11/01/31                                      90,000        108,520
 Anadarko Finance
  6.75%; 05/01/11                                     100,000        114,668
 Anadarko Petroleum
  5.00%; 10/01/12                                      15,000         15,453
  5.38%; 03/01/07                                     560,000        604,327
 Canadian Natural Resources
  7.20%; 01/15/32                                     210,000        248,245
 Devon Energy
  7.95%; 04/15/32                                     245,000        306,632
 Forest Oil
  8.00%; 06/15/08                                     240,000        254,400
 Kerr-McGee
  5.88%; 09/15/06                                     495,000        535,243
 Nexen
  7.88%; 03/15/32                                      65,000         75,358


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                    Principal
                                                      Amount           Value

--------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Pemex Project Funding Master Trust
  6.13%; 08/15/08 /1/                                $   50,000   $     52,875
  7.88%; 02/01/09                                       425,000        483,438
  8.00%; 11/15/11                                       245,000        278,688
 Petroleos Mexicanos
  6.50%; 02/01/05                                       100,000        106,600
 Western Oil Sands
  8.38%; 05/01/12                                       270,000        288,900
 Woodside Finance /1/
  6.70%; 08/01/11                                       150,000        160,959
 XTO Energy
  6.25%; 04/15/13 /1/                                   185,000        192,863
  7.50%; 04/15/12                                        75,000         82,500
  8.75%; 11/01/09                                       185,000        193,325
                                                                     4,102,994
OIL COMPANY-INTEGRATED (0.92%)
 Amerada Hess
  5.30%; 08/15/04                                       300,000        312,391
  6.65%; 08/15/11                                        75,000         84,107
  7.13%; 03/15/33                                       115,000        126,357
  7.88%; 10/01/29                                        50,000         59,480
 BP Canada Finance
  3.63%; 01/15/09                                       410,000        418,605
 Conoco
  6.95%; 04/15/29                                       100,000        116,974
 Conoco Funding
  6.35%; 10/15/11                                       190,000        215,318
 Occidental Petroleum
  4.00%; 11/30/07                                       285,000        289,438
 PanCanadian Energy
  7.20%; 11/01/31                                       125,000        149,293
 Petrobras International Finance /1/
  9.13%; 02/01/07                                       100,000        103,500
 Petronas Capital /1/
  7.88%; 05/22/22                                        60,000         66,078
                                                                     1,941,541
OIL REFINING & MARKETING (0.36%)
 Enterprise Products Partners /1/
  6.38%; 02/01/13                                       150,000        163,197
 Tesoro Petroleum /1/
  8.00%; 04/15/08                                       310,000        320,850
 Valero Energy
  6.88%; 04/15/12                                       250,000        278,171
                                                                       762,218
PAPER & RELATED PRODUCTS (0.96%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                        80,000         83,036
 Cascades /1/
  7.25%; 02/15/13                                       265,000        279,575
 Domtar
  7.88%; 10/15/11                                       130,000        154,398
 International Paper
  5.85%; 10/30/12 /1/                                   100,000        106,903
  6.75%; 09/01/11                                        75,000         84,986
 Norske Skog /1/
  7.63%; 10/15/11                                       110,000        123,969

                                                 Principal
                                                   Amount            Value

--------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 NorskeCanada
  8.63%; 06/15/11                                $  255,000   $    263,925
 Sappi Papier Holding /1/
  6.75%; 06/15/12                                   135,000        152,027
 Smurfit Capital Funding
  6.75%; 11/20/05                                   265,000        271,625
 Stora Enso Oyj
  7.38%; 05/15/11                                    15,000         17,572
 Weyerhaeuser
  6.13%; 03/15/07                                    65,000         70,683
  6.75%; 03/15/12                                   235,000        263,261
  7.38%; 03/15/32                                   140,000        159,705
                                                                 2,031,665
PIPELINES (0.39%)
 Duke Energy Field Services
  7.88%; 08/16/10                                   135,000        157,727
 Equitable Resources
  5.15%; 11/15/12                                   100,000        104,667
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                   230,000        261,572
 National Fuel Gas
  5.25%; 03/01/13                                   175,000        176,877
 TEPPCO Partners
  6.13%; 02/01/13                                    30,000         31,721
 Texas Eastern Transmission
  5.25%; 07/15/07                                    90,000         94,761
                                                                   827,325
POULTRY (0.50%)
 Tyson Foods
  6.63%; 10/01/04                                 1,005,000      1,049,563
PROPERTY & CASUALTY INSURANCE (0.14%)
 ACE INA Holdings
  8.20%; 08/15/04                                   200,000        214,287
 Travelers Property Casualty /1/
  6.38%; 03/15/33                                    85,000         90,504
                                                                   304,791
PUBLISHING-BOOKS (0.08%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                   150,000        163,850
REAL ESTATE OPERATOR & DEVELOPER (0.21%)
 EOP Operating
  7.00%; 07/15/11                                   285,000        324,135
  7.38%; 11/15/03                                   120,000        123,309
                                                                   447,444
REGIONAL AUTHORITY (0.75%)
 Financement Quebec
  5.00%; 10/25/12                                   325,000        342,596
 Province of Manitoba
  2.75%; 01/17/06                                   500,000        506,885
 Province of Nova Scotia
  5.75%; 02/27/12                                   225,000        251,010
 Province of Ontario
  2.63%; 12/15/05                                   175,000        177,539
  5.13%; 07/17/12                                    70,000         75,349

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                Principal
                                                  Amount           Value

--------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL AUTHORITY (CONTINUED)
 Province of Quebec
  5.75%; 02/15/09                                 $ 20,000       $ 22,303
  7.50%; 09/15/29                                  100,000        129,367
 Region of Lombardy
  5.80%; 10/25/32                                   75,000         80,160
                                                                1,585,209
REGIONAL BANKS (1.71%)
 Bank One
  7.63%; 08/01/05                                  635,000        712,328
 FleetBoston Financial
  8.13%; 07/01/04                                  300,000        321,466
 KeyCorp
  4.63%; 05/16/05                                  455,000        477,610
 Korea Development Bank
  4.25%; 11/13/07                                   25,000         25,225
  7.13%; 04/22/04                                  225,000        234,153
 PNC Funding
  5.75%; 08/01/06                                  530,000        577,034
 SunTrust Banks
  5.05%; 07/01/07                                   55,000         59,331
  7.38%; 07/01/06                                  150,000        172,918
 Wachovia
  5.63%; 12/15/08                                  265,000        295,182
  6.38%; 02/01/09                                  265,000        303,073
 Wells Fargo
  5.00%; 11/15/14                                  170,000        175,623
  5.13%; 02/15/07                                  245,000        265,312
                                                                3,619,255
RESEARCH & DEVELOPMENT (0.07%)
 Science Applications International
  7.13%; 07/01/32                                  130,000        150,410
RETAIL-DISCOUNT (0.33%)
 Target
  5.38%; 06/15/09                                   80,000         86,722
  5.88%; 03/01/12                                  280,000        305,560
 Wal-Mart Stores
  4.38%; 07/12/07                                  290,000        306,596
                                                                  698,878
RETAIL-DRUG STORE (0.02%)
 CVS /1/
  7.77%; 01/10/12                                   38,265         42,826
RETAIL-REGIONAL DEPARTMENT STORE (0.04%)
 Kohl's
  6.00%; 01/15/33                                   80,000         81,779
RETAIL-RESTAURANTS (0.09%)
 Yum! Brands
  7.70%; 07/01/12                                  180,000        200,250
SATELLITE TELECOM (0.19%)
 Echostar DBS
  10.38%; 10/01/07                                 360,000        403,200
SAVINGS & LOANS-THRIFTS (0.21%)
 Washington Mutual
  3.97%; 03/25/33                                  336,000        339,447

                                                Principal
                                                  Amount           Value

--------------------------------------------------------------------------------
BONDS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
 Washington Mutual (continued)
  5.50%; 01/15/13                                 $ 95,000      $ 100,871
                                                                  440,318
SOVEREIGN (1.04%)
 Chile Government
  5.50%; 01/15/13                                   40,000         40,950
 Finland Government
  4.75%; 03/06/07                                  235,000        252,916
 Italy Government
  5.63%; 06/15/12                                  310,000        344,431
 Mexico Government
  8.30%; 08/15/31                                  125,000        141,438
  8.38%; 01/14/11                                  985,000      1,174,612
 Poland Government
  6.25%; 07/03/12                                  210,000        234,150
                                                                2,188,497
SPECIAL PURPOSE ENTITY (0.70%)
 FPL Group Capital
  6.88%; 06/01/04                                  200,000        210,793
 Targeted Return Index Securities /1/ /2/
  6.00%; 01/25/07                                  687,000        742,494
  7.66%; 01/15/32                                  440,000        531,490
                                                                1,484,777
SUPRANATIONAL BANK (0.49%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                  340,000        358,214
  6.88%; 03/15/12                                  195,000        207,817
 European Investment Bank
  4.63%; 03/01/07                                  250,000        266,240
 Inter-American Development Bank
  3.38%; 03/17/08                                  200,000        202,869
                                                                1,035,140
TELECOMMUNICATION SERVICES (0.57%)
 Citizens Communications
  6.38%; 08/15/04                                  285,000        298,418
  7.45%; 01/15/04                                  250,000        258,986
  7.63%; 08/15/08                                  320,000        373,877
 MasTec
  7.75%; 02/01/08                                  315,000        274,050
                                                                1,205,331
TELEPHONE COMMUNICATION (0.07%)
 Telstra
  6.38%; 04/01/12                                  125,000        139,048
TELEPHONE-INTEGRATED (2.44%)
 ALLTEL
  7.00%; 07/01/12                                  300,000        354,764
  7.88%; 07/01/32                                   15,000         19,584
 AT&T
  6.00%; 03/15/09                                  125,000        128,286
 BellSouth
  6.88%; 10/15/31                                  190,000        221,299
 British Telecommunications
  7.88%; 12/15/05                                1,135,000      1,286,660

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                            Principal
                                              Amount         Value

----------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Deutsche Telekom International Finance
  8.25%; 06/15/05                           $  300,000   $    333,269
  8.50%; 06/15/10                              200,000        241,070
 France Telecom
  9.25%; 03/01/11                              460,000        562,561
 SBC Communications
  5.88%; 08/15/12                              155,000        170,292
 Sprint Capital
  6.00%; 01/15/07                               65,000         66,300
  6.13%; 11/15/08                              250,000        255,000
  6.90%; 05/01/19                               95,000         90,725
 Telefonica Europe
  7.75%; 09/15/10                              385,000        463,226
 Telefonos de Mexico
  8.25%; 01/26/06                              480,000        534,600
 Verizon
  6.50%; 09/15/11                              230,000        260,921
  7.38%; 04/01/32                               70,000         84,481
 Verizon Florida
  6.13%; 01/15/13                               75,000         83,005
                                                            5,156,043
TEXTILE-HOME FURNISHINGS (0.06%)
 Mohawk Industries
  6.50%; 04/15/07                              110,000        121,578
TOOLS-HAND HELD (0.03%)
 Stanley Works /1/
  4.90%; 11/01/12                               70,000         71,276
TRANSPORT-RAIL (1.12%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                              100,000        126,006
 Canadian National Railway
  6.38%; 10/15/11                              200,000        225,977
 Canadian Pacific Railway
  5.75%; 03/15/33                              100,000         99,878
  7.13%; 10/15/31                               50,000         59,506
 CSX
  4.88%; 11/01/09                              200,000        207,973
  6.25%; 10/15/08                              170,000        189,951
 Norfolk Southern
  7.88%; 02/15/04                              525,000        550,006
 Union Pacific
  5.75%; 10/15/07                              300,000        327,603
  5.84%; 05/25/04                              300,000        311,676
  6.63%; 02/01/29                               45,000         50,188
  7.60%; 05/01/05                              200,000        220,198
                                                            2,368,962
                                          TOTAL BONDS     111,880,239

                                                         Principal
      Type           Rate              Maturity           Amount                               Value

--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (15.17%)
                                                                    $                     $
FHLMC            4.50%        02/01/10                               1,190,624               1,217,732
FHLMC /3/        5.00%        12/01/17 - 05/01/33                    3,163,736               3,206,908
FHLMC /3/        5.50%        04/01/09 - 06/01/33                   13,826,888              14,218,586
FHLMC            6.00%        12/01/16 - 12/01/32                    5,754,036               5,998,405
FHLMC            6.50%        07/01/19 - 09/01/32                    4,268,972               4,458,137
FHLMC            7.00%        08/01/16 - 04/01/32                    2,357,409               2,491,665
FHLMC            7.50%        10/01/30 - 02/01/32                      387,625                 413,584
FHLMC            8.00%        11/01/30 - 02/01/31                       52,326                  56,491
                              TOTAL FHLMC CERTIFICATES                                      32,061,508

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (15.21%)
FNMA             3.32%        06/25/30                                 200,000                 198,845
FNMA /3/         5.00%        03/01/10 - 05/01/18                    5,706,039               5,889,031
FNMA             5.50%        09/01/17 - 02/01/23                    3,255,142               3,382,408
FNMA             6.00%        05/01/09 - 03/01/33                    8,766,419               9,143,684
FNMA             6.50%        04/01/10 - 08/01/32                    8,448,032               8,899,282
FNMA             7.00%        09/01/31 - 03/01/32                    1,293,662               1,366,844
FNMA             7.25%        01/15/10 - 05/15/30                    1,420,000               1,770,681
FNMA             7.50%        09/01/31 - 08/01/32                    1,409,793               1,502,326
                              TOTAL FNMA CERTIFICATES                                       32,153,101

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (5.06%)
GNMA I           6.00%        08/15/31 - 02/15/33                    4,072,288               4,265,386
GNMA I           6.50%        01/15/27 - 10/15/32                    2,088,630               2,198,288
GNMA I           7.00%        04/15/31 - 08/15/31                    1,088,746               1,155,145
GNMA I           7.50%        10/15/29 - 01/15/31                      238,985                 255,204
GNMA II          5.50%        02/20/33                               2,089,402               2,158,445
GNMA II          6.50%        02/20/32                                 223,323                 233,723
GNMA II          7.50%        10/20/30                                 108,916                 115,643
GNMA II          8.00%        01/20/31                                 279,382                 299,273
                              TOTAL GNMA CERTIFICATES                                       10,681,107

                                  Principal
                                    Amount                  Value

--------------------------------------------------------------------------
TREASURY BONDS (8.25%)
 U.S. Treasury
  3.50%; 11/15/06                  $1,010,000              $1,052,846
  4.38%; 05/15/07                   1,440,000               1,545,132
  4.75%; 11/15/08                     320,000                 347,963
  4.88%; 02/15/12                     745,000                 807,685
  5.00%; 08/15/11                     285,000                 312,075
  5.38%; 02/15/31                   1,900,000               2,073,227
  5.50%; 05/15/09                     200,000                 226,102
  5.63%; 05/15/08                     350,000                 395,240
  6.00%; 08/15/09                     660,000                 764,001


See accompanying notes.

                             SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                             Principal
                                              Amount               Value

-------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury (continued)

  6.00%; 02/15/26                              $  750,000    $    866,367
  6.13%; 08/15/07                                 425,000         486,143
  6.25%; 08/15/23                               2,275,000       2,694,453
  6.25%; 05/15/30                               1,595,000       1,921,913
  6.75%; 08/15/26                               1,000,000       1,260,312
  7.25%; 05/15/16                                 685,000         883,355
  7.50%; 11/15/16                                 990,000       1,303,706
  8.00%; 11/15/21                                 350,000         490,971
                                    TOTAL TREASURY BONDS       17,431,491


                                                         Principal
                                                          Amount                      Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (10.07%)
FINANCE-MORTGAGE LOAN/BANKER (10.07%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.25%; 05/01/03                                                   21,283,131     21,283,131
                                                       TOTAL COMMERCIAL PAPER      21,283,131
                                                                                 ------------

                                        TOTAL PORTFOLIO INVESTMENTS (106.69%)     225,490,577
LIABILITIES, NET OF CASH AND
RECEIVABLES (-6.69%)                                                              (14,129,956)
                                                   TOTAL NET ASSETS (100.00%)    $211,360,621
                                                                                 ---------------

/1 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $5,702,821 or 2.70% of net assets.
/2   /Variable rate.
/3   /Security or a portion of the security was purchased in a "to-be-announced"
     (TBA) transaction. See Notes to Financial Statements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                  Principal
                                                    Amount          Value

--------------------------------------------------------------------------
BONDS (76.74%)
AEROSPACE & DEFENSE EQUIPMENT (0.34%)
 United Technologies
  6.50%; 06/01/09                                   $ 100,000    $  115,371
ASSET BACKED SECURITIES (1.45%)
 Chase Funding Mortgage Loan
  4.88%; 08/25/28                                      50,000        51,991
  5.04%; 12/25/23                                      50,000        52,450
 Comm Commercial Mortgage
  7.21%; 08/15/33                                     253,782       282,749
 Impac CMB Trust
  4.34%; 07/25/33                                     100,000       100,219
                                                                    487,409
AUTO-CARS & LIGHT TRUCKS (1.25%)
 DaimlerChrysler
  4.85%; 06/06/05                                     217,236       220,308
  7.75%; 05/27/03                                     200,000       200,777
                                                                    421,085
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.31%)
 Delphi Automotive Systems
  6.13%; 05/01/04                                     100,000       102,637
AUTOMOBILE SEQUENTIAL (5.68%)
 Capital Auto Receivables Asset Trust
  2.92%; 11/13/05                                     150,000       153,124
  3.58%; 10/16/06                                     100,000       103,721
  4.16%; 07/16/07                                     200,000       208,516
 Chase Manhattan Auto Owner Trust
  3.80%; 05/15/08                                     150,000       155,563
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                     100,000       101,511
  2.85%; 10/15/07                                     250,000       249,356
  4.01%; 03/15/06                                     150,000       155,105
  4.75%; 08/15/06                                     100,000       105,865
 Honda Auto Receivables Owner Trust
  3.61%; 12/18/07                                     100,000       103,815
  4.49%; 09/17/07                                     100,000       105,419
 M&I Auto Loan Trust
  3.04%; 10/20/08                                     150,000       153,305
 Nissan Auto Receivables Owner Trust
  4.60%; 09/17/07                                     100,000       105,485
 Toyota Auto Receivables Owner Trust
  4.00%; 07/15/08                                     100,000       104,174
  4.72%; 09/15/08                                     100,000       104,590
                                                                  1,909,549
BEVERAGES-NON-ALCOHOLIC (0.16%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                      50,000        54,198
BEVERAGES-WINE & SPIRITS (0.70%)
 Brown-Forman /1/
  3.00%; 03/15/08                                      45,000        44,477
 Diageo Capital
  3.38%; 03/20/08                                      90,000        90,155
  3.50%; 11/19/07                                     100,000       101,121
                                                                    235,753
                                                  Principal
                                                    Amount          Value

--------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (0.31%)
 Comcast
  5.50%; 03/15/11                                   $ 100,000    $  103,158
CELLULAR TELECOMMUNICATIONS (1.46%)
 AT&T Wireless Services
  7.50%; 05/01/07                                      50,000        56,417
 Cingular Wireless
  5.63%; 12/15/06                                     150,000       163,496
 Verizon Wireless Capital
  5.38%; 12/15/06                                     150,000       161,643
 Vodafone Group
  7.63%; 02/15/05                                     100,000       109,955
                                                                    491,511
CHEMICALS-DIVERSIFIED (0.78%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                      50,000        52,252
 Dow Chemical
  5.75%; 12/15/08                                     100,000       107,757
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                     100,000       101,280
                                                                    261,289
COATINGS & PAINT (0.08%)
 Valspar
  6.00%; 05/01/07                                      25,000        26,807
COMMERCIAL BANKS (0.39%)
 Marshall & Isley Bank
  4.13%; 09/04/07                                      25,000        25,774
 Wachovia Bank
  4.85%; 07/30/07                                     100,000       106,852
                                                                    132,626
COMPUTERS (0.45%)
 Hewlett-Packard
  3.63%; 03/15/08                                     100,000       100,152
 International Business Machines
  4.25%; 09/15/09                                      50,000        52,069
                                                                    152,221
COSMETICS & TOILETRIES (0.48%)
 Procter & Gamble
  4.75%; 06/15/07                                     150,000       160,730
CREDIT CARD ASSET BACKED SECURITIES (4.48%)
 American Express Master Trust
  7.85%; 08/15/05                                     200,000       217,183
 Bank One Issuance Trust
  2.94%; 06/16/08                                     100,000       102,206
  4.16%; 01/15/08                                     100,000       104,739
 Capital One Master Trust
  5.30%; 06/15/09                                     150,000       160,465
 Citibank Credit Card Issuance Trust
  3.10%; 03/10/10                                     100,000        99,526
 Discover Card Master Trust I
  5.60%; 05/16/06                                     250,000       255,833
 MBNA Master Credit Card Trust
  5.25%; 02/15/06                                     200,000       202,959
  5.80%; 12/15/05                                     200,000       201,878

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                            Principal
                                                     Amount          Value

---------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Sears Credit Account Master Trust
  7.00%; 07/15/08                                   $  156,250    $  161,438
                                                                   1,506,227
DIVERSIFIED FINANCIAL SERVICES (1.26%)
 Citigroup
  3.50%; 02/01/08                                      100,000       100,996
  6.75%; 12/01/05                                      100,000       111,284
 General Electric Capital
  5.00%; 06/15/07                                      100,000       107,677
 John Deere Capital
  4.50%; 08/22/07                                      100,000       104,479
                                                                     424,436
DIVERSIFIED MANUFACTURING OPERATIONS (0.08%)
 Cooper Industries
  5.25%; 07/01/07                                       25,000        26,807
DIVERSIFIED OPERATIONS (0.65%)
 Rio Tinto Finance
  5.75%; 07/03/06                                      200,000       218,706
ELECTRIC-DISTRIBUTION (0.32%)
 Detroit Edison
  5.05%; 10/01/05                                      100,000       106,510
ELECTRIC-INTEGRATED (3.24%)
 Commonwealth Edison
  3.70%; 02/01/08                                      100,000       101,451
 Conectiv
  5.30%; 06/01/05                                       15,000        15,604
 Consolidated Edison
  8.13%; 05/01/10                                      100,000       124,301
 Dominion Resources
  4.13%; 02/15/08                                       50,000        51,145
 DTE Energy
  6.00%; 06/01/04                                      100,000       104,362
 FPL Group Capital
  3.25%; 04/11/06                                       75,000        75,848
 Niagara Mohawk Power
  7.38%; 07/01/03                                      113,415       114,349
  7.75%; 05/15/06                                      100,000       113,300
 Oncor Electric Delivery
  5.00%; 09/01/07                                       50,000        52,879
 Peco Energy
  3.50%; 05/01/08                                      100,000       100,952
 Progress Energy
  6.55%; 03/01/04                                      200,000       207,657
 Southwestern Electric Power
  4.50%; 07/01/05                                       25,000        25,925
                                                                   1,087,773
FIDUCIARY BANKS (0.38%)
 Bank of New York
  3.75%; 02/15/08                                      100,000       102,052
  3.90%; 09/01/07                                       25,000        25,805
                                                                     127,857

                                                   Principal
                                                     Amount          Value

---------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (1.54%)
 Ford Motor Credit
  6.70%; 07/16/04                                   $  100,000    $  103,772
  6.88%; 02/01/06                                      100,000       103,450
 General Motors Acceptance
  6.75%; 01/15/06                                      100,000       105,449
  6.88%; 09/15/11                                      100,000       101,918
 Toyota Motor Credit
  2.80%; 01/18/06                                      100,000       101,791
                                                                     516,380
FINANCE-COMMERCIAL (0.77%)
 CIT Group
  4.13%; 02/21/06                                      100,000       102,097
  5.88%; 10/15/08                                       50,000        53,292
 Heller Financial
  6.00%; 03/19/04                                      100,000       103,943
                                                                     259,332
FINANCE-CONSUMER LOANS (0.68%)
 American General Finance
  5.38%; 09/01/09                                       20,000        21,380
 Household Finance
  6.00%; 05/01/04                                      200,000       208,253
                                                                     229,633
FINANCE-CREDIT CARD (0.94%)
 American Express
  6.88%; 11/01/05                                      100,000       111,230
 Citibank Credit Card
  5.30%; 01/09/06                                      200,000       205,446
                                                                     316,676
FINANCE-INVESTMENT BANKER & BROKER (2.86%)
 Banque Paribas
  8.35%; 06/15/07                                       50,000        59,592
 Bear Stearns
  3.00%; 03/30/06                                      200,000       203,545
 Credit Suisse First Boston
  5.75%; 04/15/07                                       50,000        54,605
 Goldman Sachs Group
  7.63%; 08/17/05                                      100,000       111,945
 Lehman Brothers Holdings
  4.00%; 01/22/08                                      100,000       102,139
  6.25%; 05/15/06                                      100,000       110,846
 Merrill Lynch
  6.00%; 11/15/04                                      100,000       106,239
 Morgan Stanley
  3.63%; 04/01/08                                      100,000       100,809
  7.75%; 06/15/05                                      100,000       111,732
                                                                     961,452
FINANCE-LEASING COMPANY (0.32%)
 Boeing Capital
  5.65%; 05/15/06                                      100,000       107,140
FINANCE-MORTGAGE LOAN/BANKER (9.33%)
 Countrywide Home Loan
  5.25%; 05/22/03                                      100,000       100,181
  6.85%; 06/15/04                                      100,000       105,673

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                  Principal
                                                    Amount          Value

--------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal Home Loan Mortgage
  4.50%; 08/15/04                                   $ 300,000     $ 311,992
  5.25%; 02/15/04                                      50,000        51,594
  5.75%; 04/15/08                                     200,000       224,932
  5.75%; 03/15/09                                     150,000       169,198
  6.25%; 07/15/04                                     200,000       211,815
  6.88%; 01/15/05                                     250,000       272,353
  7.00%; 07/15/05                                     225,000       250,281
 Federal National Mortgage Association
  3.88%; 03/15/05                                     250,000       260,905
  5.25%; 06/15/06                                     200,000       218,140
  5.50%; 02/15/06                                     200,000       218,440
  6.00%; 05/15/08                                     350,000       397,155
  7.00%; 07/15/05                                     100,000       111,326
  7.13%; 02/15/05                                     100,000       109,826
  7.13%; 06/15/10                                     100,000       120,977
                                                                  3,134,788
FINANCE-OTHER SERVICES (0.68%)
 Caterpillar Financial Services
  2.59%; 07/15/06                                      65,000        65,089
 Mellon Funding
  4.88%; 06/15/07                                      50,000        53,178
 Verizon Global Funding
  6.75%; 12/01/05                                     100,000       111,324
                                                                    229,591
FOOD-MISCELLANEOUS/DIVERSIFIED (1.78%)
 Campbell Soup
  5.50%; 03/15/07                                      50,000        54,325
 General Mills
  5.13%; 02/15/07                                     100,000       107,704
 Kellogg
  6.00%; 04/01/06                                     100,000       109,856
 Kraft Foods
  4.63%; 11/01/06                                     100,000       104,277
 Unilever Capital
  6.88%; 11/01/05                                     200,000       222,262
                                                                    598,424
FOOD-RETAIL (0.30%)
 Safeway
  3.63%; 11/05/03                                     100,000       100,517
HOME EQUITY SEQUENTIAL (0.45%)
 Residential Asset Securities
  4.80%; 08/25/32                                     100,000        99,752
  4.99%; 02/25/27                                      50,000        51,504
                                                                    151,256
INDUSTRIAL GASES (0.16%)
 Praxair
  4.75%; 07/15/07                                      50,000        52,667
INSURANCE BROKERS (0.30%)
 Marsh & McLennan
  3.63%; 02/15/08                                     100,000       101,255

                                                  Principal
                                                    Amount          Value

--------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (0.11%)
 Lincoln National
  5.25%; 06/15/07                                   $  35,000     $  36,833
LINEN SUPPLY & RELATED ITEMS (0.08%)
 Cintas
  5.13%; 06/01/07                                      25,000        26,587
MACHINERY-ELECTRICAL (0.32%)
 Emerson Electric
  5.00%; 10/15/08                                     100,000       108,044
MEDICAL PRODUCTS (0.16%)
 Baxter International
  5.25%; 05/01/07                                      50,000        53,481
MEDICAL-DRUGS (0.54%)
 Eli Lilly
  5.50%; 07/15/06                                     100,000       109,422
 Pfizer
  3.30%; 03/02/09                                      70,000        70,409
                                                                    179,831
MEDICAL-HMO (0.08%)
 Anthem
  4.88%; 08/01/05                                      25,000        26,252
MEDICAL-HOSPITALS (0.07%)
 Tenet Healthcare
  5.00%; 07/01/07                                      25,000        23,750
METAL-ALUMINUM (0.90%)
 Alcan
  6.25%; 11/01/08                                     100,000       113,559
 Alcoa
  7.25%; 08/01/05                                     170,000       188,580
                                                                    302,139
MISCELLANEOUS INVESTING (0.28%)
 Archstone-Smith Operating Trust
  5.00%; 08/15/07                                      35,000        36,777
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                      15,000        15,857
 Simon Property Group
  5.38%; 08/28/08                                      40,000        42,458
                                                                     95,092
MONEY CENTER BANKS (1.51%)
 Bank of America
  4.75%; 10/15/06                                     150,000       160,265
 Bank of Boston
  6.88%; 07/15/03                                     135,000       136,435
 JP Morgan Chase
  3.63%; 05/01/08                                     100,000       100,647
  5.25%; 05/30/07                                      50,000        54,250
  5.35%; 03/01/07                                      50,000        54,247
                                                                    505,844
MORTGAGE BACKED SECURITIES (8.85%)
 Banc of America Commercial Mortgage
  3.88%; 09/11/36                                     100,000       100,616
  4.77%; 07/11/43                                     150,000       157,024

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                   Principal
                                                     Amount          Value

---------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Bear Stearns Commercial Mortgage Securities
  3.97%; 11/11/35                                   $  148,139    $  150,571
 Commercial Mortgage Acceptance
  6.79%; 06/15/31                                      132,079       145,563
 CS First Boston Mortgage Securities
  6.38%; 12/16/35                                      150,000       169,298
 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                      140,957       151,185
  7.84%; 05/17/32                                      135,000       164,149
 GE Capital Commercial Mortgage
  4.97%; 08/11/36                                      150,000       158,387
 JP Morgan Chase Commercial Mortgage Securities
  4.37%; 10/12/37                                       98,355       101,367
  4.55%; 05/12/34                                      125,979       132,020
 LB-UBS Commercial Mortgage Trust
  4.90%; 06/15/26                                      250,000       266,165
  6.41%; 12/15/19                                      115,873       127,670
  7.95%; 05/15/25                                      130,000       157,918
 Merrill Lynch Mortgage Investors
  7.37%; 11/15/31                                      257,176       280,158
 Morgan Stanley Capital I
  4.57%; 12/18/32                                       93,441        97,950
  6.21%; 11/15/31                                       45,000        50,475
  7.11%; 04/15/33                                      200,000       233,879
  7.15%; 09/01/15                                      182,405       200,974
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                      115,202       128,283
                                                                   2,973,652
MULTI-LINE INSURANCE (0.05%)
 Safeco
  4.88%; 02/01/10                                       15,000        15,265
MULTIMEDIA (1.57%)
 AOL Time Warner
  6.13%; 04/15/06                                      100,000       106,451
 Gannett
  5.50%; 04/01/07                                       90,000        98,589
 News America /1/
  4.75%; 03/15/10                                      100,000       101,411
 Viacom
  6.40%; 01/30/06                                      200,000       220,799
                                                                     527,250
OIL & GAS DRILLING (0.15%)
 Nabors Holdings
  4.88%; 08/15/09                                       50,000        51,672
OIL COMPANY-EXPLORATION & PRODUCTION (0.63%)
 Anadarko Petroleum
  5.38%; 03/01/07                                      100,000       107,915
 Kerr-McGee
  5.38%; 04/15/05                                       50,000        52,629

                                                    Principal
                                                     Amount          Value

---------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Pemex Project Funding Master Trust /1/
  6.13%; 08/15/08                                   $   50,000    $   52,875
                                                                     213,419
OIL COMPANY-INTEGRATED (1.47%)
 Amerada Hess
  5.90%; 08/15/06                                       25,000        27,026
 BP Canada Finance
  3.63%; 01/15/09                                      100,000       102,099
 ChevronTexaco Capital
  3.50%; 09/17/07                                      100,000       102,340
 Conoco Funding
  5.45%; 10/15/06                                      100,000       109,110
 Marathon Oil
  5.38%; 06/01/07                                       50,000        53,099
 Occidental Petroleum
  4.00%; 11/30/07                                      100,000       101,557
                                                                     495,231
PAPER & RELATED PRODUCTS (1.11%)
 International Paper
  3.80%; 04/01/08 /1/                                  100,000       100,485
  8.13%; 07/08/05                                      100,000       111,978
 Weyerhaeuser
  5.50%; 03/15/05                                       25,000        26,265
  6.13%; 03/15/07                                      125,000       135,929
                                                                     374,657
PIPELINES (0.65%)
 Duke Energy Field Services
  7.50%; 08/16/05                                      100,000       109,398
 Kinder Morgan
  6.65%; 03/01/05                                      100,000       108,032
                                                                     217,430
PROPERTY & CASUALTY INSURANCE (0.23%)
 St. Paul
  5.75%; 03/15/07                                       25,000        26,518
 Travelers Property Casualty /1/
  3.75%; 03/15/08                                       50,000        50,344
                                                                      76,862
PUBLISHING-BOOKS (0.32%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                      100,000       109,234
PUBLISHING-NEWSPAPERS (0.08%)
 Thomson
  5.75%; 02/01/08                                       25,000        27,587
REGIONAL AUTHORITY (1.40%)
 Province of British Columbia
  5.38%; 10/29/08                                      100,000       110,446
 Province of Manitoba
  2.75%; 01/17/06                                      100,000       101,377
 Province of Ontario
  2.35%; 06/30/06                                      100,000        99,965
  2.63%; 12/15/05                                       50,000        50,725

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                   Principal
                                                     Amount          Value

---------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL AUTHORITY (CONTINUED)
 Province of Quebec
  5.00%; 07/17/09                                    $ 100,000     $ 107,609
                                                                     470,122
REGIONAL BANKS (3.12%)
 Bank One
  7.63%; 08/01/05                                      100,000       112,178
 FleetBoston Financial
  7.25%; 09/15/05                                      100,000       111,462
 KeyCorp
  4.63%; 05/16/05                                       50,000        52,485
 Korea Development Bank
  7.13%; 04/22/04                                      100,000       104,068
 PNC Funding
  5.75%; 08/01/06                                      100,000       108,874
 SunTrust Banks
  5.05%; 07/01/07                                       75,000        80,905
 U.S. Bancorp
  3.13%; 03/15/08                                       50,000        49,484
  5.10%; 07/15/07                                      100,000       107,617
 Wachovia
  5.63%; 12/15/08                                      100,000       111,389
 Wells Fargo
  3.50%; 04/04/08                                      100,000       100,969
  5.90%; 05/21/06                                      100,000       110,304
                                                                   1,049,735
RETAIL-DISCOUNT (1.12%)
 Costco Wholesale
  5.50%; 03/15/07                                       50,000        54,515
 Target
  5.38%; 06/15/09                                      100,000       108,403
  5.40%; 10/01/08                                      100,000       108,620
 Wal-Mart Stores
  4.38%; 07/12/07                                      100,000       105,723
                                                                     377,261
RETAIL-DRUG STORE (0.30%)
 CVS
  3.88%; 11/01/07                                      100,000       101,670
RETAIL-RESTAURANTS (0.32%)
 McDonald's
  5.38%; 04/30/07                                      100,000       107,613
SAVINGS & LOANS-THRIFTS (0.42%)
 Golden West Financial
  4.13%; 08/15/07                                       25,000        26,036
 Washington Mutual Bank
  6.88%; 06/15/11                                      100,000       115,305
                                                                     141,341
SOVEREIGN (1.29%)
 Finland Government
  4.75%; 03/06/07                                      100,000       107,624
 Italy Government
  3.63%; 09/14/07                                      100,000       103,041


                                                   Principal
                                                     Amount          Value

---------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 Mexico Government
  8.38%; 01/14/11                                     $ 90,000      $107,325
  8.50%; 02/01/06                                      100,000       115,100
                                                                     433,090
SUPRANATIONAL BANK (0.93%)
 Asian Development Bank
  2.38%; 03/15/06                                      100,000       100,895
 Corp Andina de Fomento
  6.75%; 03/15/05                                      100,000       105,357
 European Investment Bank
  4.63%; 03/01/07                                      100,000       106,496
                                                                     312,748
TELECOMMUNICATION SERVICES (0.42%)
 Citizens Communications
  6.38%; 08/15/04                                       25,000        26,177
  8.50%; 05/15/06                                      100,000       115,851
                                                                     142,028
TELEPHONE-INTEGRATED (2.10%)
 ALLTEL
  7.00%; 07/01/12                                      100,000       118,255
 BellSouth
  5.00%; 10/15/06                                      125,000       134,283
 British Telecommunications
  7.88%; 12/15/05                                      100,000       113,362
 Deutsche Telekom International Finance
  8.50%; 06/15/10                                       50,000        60,267
 France Telecom
  8.70%; 03/01/06                                       50,000        56,784
  9.25%; 03/01/11                                       50,000        61,148
 SBC Communications
  5.75%; 05/02/06                                       50,000        54,663
 Sprint Capital
  7.13%; 01/30/06                                      100,000       105,500
                                                                     704,262
TOBACCO (0.16%)
 Altria Group
  7.65%; 07/01/08                                       50,000        52,980
TOOLS-HAND HELD (0.30%)
 Stanley Works /1/
  3.50%; 11/01/07                                      100,000       100,123
TRANSPORT-RAIL (1.34%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                      100,000       110,606
 CSX
  4.88%; 11/01/09                                      150,000       155,979
 Union Pacific
  3.88%; 02/15/09                                      100,000        99,962
  7.60%; 05/01/05                                       75,000        82,574
                                                                     449,121
                                                  TOTAL BONDS     25,793,977

See accompanying notes.

                             SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                     Principal
     Type         Rate            Maturity             Amount        Value
----------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (10.66%)
                                                      $             $
FHLMC /2/      4.00%      05/01/10                       400,000       405,232
FHLMC          4.50%      11/01/09 - 02/01/10          1,417,624     1,449,843
FHLMC          5.00%      04/01/18                       200,000       206,761
FHLMC          5.50%      03/01/09 - 11/01/17            412,129       428,129
FHLMC          6.00%      06/01/09 - 10/01/17            573,578       598,061
FHLMC          6.50%      06/01/16 - 07/01/31            333,921       351,820
FHLMC          7.00%      07/01/15 - 07/01/31            133,534       142,000
                                       TOTAL FHLMC CERTIFICATES      3,581,846

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (5.73%)
FNMA           4.50%      08/01/09 - 12/01/09            438,458       447,996
FNMA /2/       5.00%      01/01/18 - 05/01/18            498,932       514,816
FNMA           5.50%      01/01/09 - 02/01/18            655,976       681,609
FNMA           6.50%      08/01/17                       264,934       280,705
                                        TOTAL FNMA CERTIFICATES      1,925,126

                                          Principal
                                          Amount                        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (10.85%)
DIVERSIFIED FINANCIAL SERVICES (1.78%)
 General Electric Capital
  1.17%; 06/10/03                              $150,000              $   149,805
  1.22%; 06/25/03                              150,000                   149,720
 John Deere Capital
  1.40%; 05/06/03                              150,000                   149,971
 Verizon Network Funding
  1.22%; 07/21/03                              150,000                   149,588
                                                                         599,084
FINANCE-MORTGAGE LOAN/BANKER (8.18%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.25%; 05/01/03                              2,748,989               2,748,989
MULTIMEDIA (0.45%)
 Walt Disney
  1.44%; 05/12/03                              150,000                   149,934
TOBACCO (0.44%)
 Altria Group
  1.26%; 05/27/03                              150,000                   149,861
                                  TOTAL COMMERCIAL PAPER               3,647,868
                                                                     -----------

                   TOTAL PORTFOLIO INVESTMENTS (103.98%)              34,948,817
LIABILITIES, NET OF CASH, RECEIVABLES AND WRAPPER
 AGREEMENTS (-3.98%)                                                 (1,336,196)
                              TOTAL NET ASSETS (100.00%)             $33,612,621
                                                                     ----------

/1 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $449,715 or 1.34% of net assets.
/2   /Security or a portion of the security was purchased in a "to-be-announced"
     (TBA) transaction. See Notes to Financial Statements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           GOVERNMENT SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                             Principal
   Type     Rate        Maturity               Amount                Value
 -------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (61.24%)
                                             $                     $
FHLMC       4.50%  11/01/09 - 02/01/10        3,540,058             3,620,597

FHLMC /1/   5.00%  12/01/32 - 05/01/33        5,990,193             6,022,790

FHLMC /1/   5.50%  03/01/09 - 06/01/33       17,289,397            17,755,052

FHLMC /1/   6.00%  12/01/08 - 05/01/33       13,855,783            14,424,195

FHLMC       6.50%  06/01/17 - 10/01/32        8,275,001             8,667,093

FHLMC       7.00%  06/01/20 - 06/01/31          971,630             1,025,456

FHLMC       7.50%  10/01/30 - 04/01/32        1,183,785             1,263,085

FHLMC       8.00%  08/01/30 - 11/01/30          126,372               136,431

                              TOTAL FHLMC CERTIFICATES             52,914,699



FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (27.30%)

FNMA        4.50%  08/01/09 - 03/01/10        1,666,712             1,702,992

FNMA        5.00%  01/01/18                   1,951,347             2,017,127

FNMA        5.50%  09/01/17 - 07/01/31        5,853,971             6,090,042

FNMA        6.00%  04/01/09 - 11/01/32        5,257,686             5,503,231

FNMA        6.50%  04/01/10 - 06/01/32        3,586,896             3,755,753

FNMA        7.00%  05/01/22 - 04/01/32        2,364,566             2,502,668

FNMA        7.50%  01/01/31 - 08/01/32        1,896,906             2,021,490

                               TOTAL FNMA CERTIFICATES             23,593,303



GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (12.35%)

GNMA I /1/  5.50%  04/01/33                   3,000,000             3,105,654

GNMA I      6.00%  02/15/33                     850,000               890,308

GNMA I      6.50%  06/15/31 - 07/15/32        2,502,893             2,632,135

GNMA I      7.00%  05/15/31 - 02/15/32        1,287,834             1,366,087

GNMA I      7.50%  11/15/30 - 01/15/31          433,372               462,812

GNMA I      8.00%  12/15/30                     400,593               433,481

GNMA II     5.50%  11/20/32                     966,932               998,887

GNMA II     6.00%  10/20/28                     353,516               369,384

GNMA II     6.50%  10/20/28                     392,589               411,481

                               TOTAL GNMA CERTIFICATES             10,670,229


                                              Principal
                                               Amount                 Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (25.49%)
FINANCE-MORTGAGE LOAN/BANKER (25.49%)
 Federal National Mortgage Association
  1.16%; 06/12/03                            $12,000,000           $11,983,760

 Investment in Joint Trading
  Account; Federal Home Loan
  Bank
  1.25%; 05/01/03                             10,043,026            10,043,026

                                                                    22,026,786

                          TOTAL COMMERCIAL PAPER                    22,026,786
                                                                    ----------
                 TOTAL PORTFOLIO INVESTMENTS (126.38%)             109,205,017
LIABILITIES, NET OF CASH AND
 RECEIVABLES (-26.38%)                                             (22,798,208)
                    TOTAL NET ASSETS (100.00%)                     $86,406,809
                                                                 --------------

/1   /Security or a portion of the security was purchased in a "to-be-announced"
     (TBA) transaction. See Notes to Financial Statements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                Principal
                                                 Amount             Value
 ----------------------------------------------------------------------------
BONDS (54.77%)
AEROSPACE & DEFENSE (0.17%)
 Boeing
  6.13%; 02/15/33                               $   10,000     $    10,019
 Raytheon
  5.38%; 04/01/13                                   30,000          30,727
  5.50%; 11/15/12                                    5,000           5,184
                                                                    45,930
AEROSPACE & DEFENSE EQUIPMENT (0.21%)
 Lockheed Martin
  7.65%; 05/01/16                                   25,000          31,164
 United Technologies
  6.10%; 05/15/12                                   25,000          28,218
                                                                    59,382
ASSET BACKED SECURITIES (0.31%)
 Chase Funding Mortgage Loan
  3.07%; 07/25/17                                   75,000          75,730
  5.04%; 12/25/23                                   10,000          10,490
                                                                    86,220
AUTO-CARS & LIGHT TRUCKS (0.26%)
 DaimlerChrysler
  8.50%; 01/18/31                                   25,000          31,266
 Ford Motor
  7.45%; 07/16/31                                   45,000          40,052
                                                                    71,318
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.04%)
 Delphi
  6.50%; 05/01/09                                   10,000          10,698
AUTOMOBILE SEQUENTIAL (1.69%)
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                  100,000         105,491
  6.85%; 11/06/05                                  100,000         104,179
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                  150,000         155,105
  4.14%; 12/15/05                                  100,000         102,565
                                                                   467,340
BEVERAGES-NON-ALCOHOLIC (0.33%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                   75,000          81,298
 PepsiAmericas
  3.88%; 09/12/07                                   10,000          10,201
                                                                    91,499
BEVERAGES-WINE & SPIRITS (0.18%)
 Diageo Capital
  3.38%; 03/20/08                                   25,000          25,043
  3.50%; 11/19/07                                   25,000          25,280
                                                                    50,323
BREWERY (0.42%)
 Anheuser-Busch
  4.38%; 01/15/13                                   35,000          34,984
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                  35,000          37,450
 Coors Brewing
  6.38%; 05/15/12                                   40,000          44,789
                                                                   117,223


                                              Principal
                                                Amount                   Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (0.06%)
 Grupo Televisa
  8.50%; 03/11/32                             $   16,000            $    16,000
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.28%)
 CRH America
  6.95%; 03/15/12                                 35,000                 39,754
 Masco
  5.88%; 07/15/12                                 35,000                 37,206
                                                                         76,960
CABLE & OTHER PAY TV SERVICES (0.20%)
 AT&T Broadband
  8.38%; 03/15/13                                 45,000                 54,903
CABLE TV (0.66%)
 Comcast
  5.50%; 03/15/11                                 35,000                 36,105
 Comcast Cable Communications
  6.75%; 01/30/11                                 30,000                 33,113
 Cox Communications
  6.75%; 03/15/11                                 15,000                 17,059
  6.88%; 06/15/05                                 50,000                 54,650
  7.50%; 08/15/04                                 40,000                 42,661
                                                                        183,588
CASINO SERVICES (0.11%)
 International Game Technology
  8.38%; 05/15/09                                 25,000                 29,827
CELLULAR TELECOMMUNICATIONS (0.41%)
 AT&T Wireless Services
  7.88%; 03/01/11                                 35,000                 40,324
 Verizon Wireless Capital
  5.38%; 12/15/06                                 40,000                 43,105
 Vodafone Group
  7.75%; 02/15/10                                 25,000                 30,205
                                                                        113,634
CHEMICALS-DIVERSIFIED (0.15%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                 25,000                 26,126
 Dow Chemical
  5.00%; 11/15/07                                  5,000                  5,201
  6.13%; 02/01/11                                 10,000                 10,757
                                                                         42,084
COATINGS & PAINT (0.10%)
 Valspar
  6.00%; 05/01/07                                 25,000                 26,807
COMMERCIAL BANKS (0.66%)
 KeyBank
  5.70%; 08/15/12                                 25,000                 27,084
 Marshall & Isley Bank
  4.13%; 09/04/07                                 10,000                 10,310
 U.S. Bank
  6.38%; 08/01/11                                 50,000                 57,120
 Union Planters Bank
  5.13%; 06/15/07                                 25,000                 26,585

See accompanying notes.

                           SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                         Principal
                                                         Amount        Value
-----------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Wachovia Bank
  7.80%; 08/18/10                                 $   50,000      $    60,935
                                                                      182,034
COMMERCIAL SERVICE-FINANCE (0.05%)
 Deluxe
  5.00%; 12/15/12                                     15,000           14,875
COMPUTERS (0.09%)
 International Business Machines
  4.25%; 09/15/09                                     25,000           26,035
COSMETICS & TOILETRIES (0.08%)
 Procter & Gamble
  4.75%; 06/15/07                                     20,000           21,431
CREDIT CARD ASSET BACKED SECURITIES (3.89%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                    150,000          156,074
 American Express Master Trust
  7.85%; 08/15/05                                    100,000          108,592
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                    150,000          156,021
  6.90%; 10/17/07                                    200,000          223,066
 Citibank Credit Card Master Trust I
  5.50%; 02/15/06                                    100,000          103,300
 Discover Card Master Trust I
  6.85%; 07/17/07                                    100,000          108,619
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                    200,000          221,123
                                                                    1,076,795
CREDIT CARD CONTROL AMORTIZATION (0.21%)
 Sears Credit Account Master Trust
  7.25%; 11/15/07                                     58,333           59,263
DATA PROCESSING & MANAGEMENT (0.24%)
 Oracle
  6.72%; 02/15/04                                     65,000           67,648
DIVERSIFIED FINANCIAL SERVICES (1.72%)
 Citigroup
  3.50%; 02/01/08                                     45,000           45,448
  5.88%; 02/22/33                                     10,000           10,263
  6.63%; 06/15/32                                     10,000           11,290
  6.75%; 12/01/05                                    200,000          222,567
 General Electric Capital
  5.00%; 06/15/07                                     40,000           43,071
  6.00%; 06/15/12                                     25,000           27,587
  6.75%; 03/15/32                                     25,000           28,930
 John Deere Capital
  3.13%; 12/15/05                                     70,000           71,522
  3.90%; 01/15/08                                     10,000           10,205
  7.00%; 03/15/12                                      5,000            5,809
                                                                      476,692
DIVERSIFIED MANUFACTURING OPERATIONS (0.24%)
 General Electric
  5.00%; 02/01/13                                     65,000           67,183

                                               Principal
                                                 Amount                 Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED MINERALS (0.13%)
 BHP Billiton Finance
  4.80%; 04/15/13                              $   35,000            $    35,725
DIVERSIFIED OPERATIONS (0.33%)
 Hutchison Whampoa International /1/
  6.50%; 02/13/13                                  35,000                 35,475
 Rio Tinto Finance
  5.75%; 07/03/06                                  50,000                 54,677
                                                                          90,152
ELECTRIC PRODUCTS-MISCELLANEOUS (0.07%)
 Emerson Electric
  4.63%; 10/15/12                                  15,000                 15,188
  6.00%; 08/15/32                                   5,000                  5,286
                                                                          20,474
ELECTRIC-INTEGRATED (2.41%)
 Alabama Power
  5.60%; 03/15/33                                  10,000                  9,885
 Arizona Public Service
  6.50%; 03/01/12                                  15,000                 16,524
 Centerior Energy
  7.67%; 07/01/04                                  40,000                 42,399
 CenterPoint Energy Houston Electric /1/
  5.70%; 03/15/13                                  15,000                 15,989
 Commonwealth Edison
  6.40%; 10/15/05                                  50,000                 54,032
 Consumers Energy /1/
  4.25%; 04/15/08                                  10,000                 10,165
 Dominion Resources
  7.82%; 09/15/14                                 100,000                107,815
 DTE Energy
  6.00%; 06/01/04                                  40,000                 41,745
  7.05%; 06/01/11                                  25,000                 28,802
 Duke Energy
  4.50%; 04/01/10                                  20,000                 20,461
 Florida Power
  4.80%; 03/01/13                                   5,000                  5,086
 FPL Group Capital
  3.25%; 04/11/06                                  20,000                 20,226
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                  35,000                 39,191
 Niagara Mohawk Power
  7.75%; 05/15/06                                  55,000                 62,315
 Oncor Electric Delivery
  7.00%; 05/01/32                                  20,000                 22,672
 Pepco Holdings
  3.75%; 02/15/06                                  70,000                 71,797
 Progress Energy
  6.05%; 04/15/07                                  25,000                 27,408
 Southern Capital Funding
  5.30%; 02/01/07                                  50,000                 53,245
 TXU Energy /1/
  6.13%; 03/15/08                                  15,000                 16,041
                                                                         665,798

See accompanying notes.

                           SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)
                                                     Principal
                                                       Amount        Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
FEDERAL & FEDERALLY SPONSORED CREDIT (0.07%)
 Housing Urban Development
  2.99%; 08/01/05                                   $  20,000      $  20,525
FIDUCIARY BANKS (0.04%)
 Bank of New York
  3.90%; 09/01/07                                      10,000         10,322
FINANCE-AUTO LOANS (1.19%)
 Ford Motor Credit
  6.50%; 01/25/07                                      55,000         56,221
  7.38%; 02/01/11                                      65,000         65,894
 General Motors Acceptance
  6.13%; 08/28/07                                      30,000         31,152
  6.75%; 01/15/06                                      75,000         79,087
  6.88%; 09/15/11                                      45,000         45,863
  6.88%; 08/28/12                                      15,000         15,254
  8.00%; 11/01/31                                      15,000         15,623
 Toyota Motor Credit
  2.80%; 01/18/06                                      20,000         20,358
                                                                     329,452
FINANCE-COMMERCIAL (0.44%)
 CIT Group
  7.38%; 04/02/07                                      15,000         16,801
 Heller Financial
  6.00%; 03/19/04                                     100,000        103,943
                                                                     120,744
FINANCE-CONSUMER LOANS (0.95%)
 American General Finance
  5.38%; 09/01/09                                      25,000         26,725
  5.88%; 07/14/06                                      30,000         32,677
 Household Finance
  3.38%; 02/21/06                                      30,000         30,853
  5.75%; 01/30/07                                      45,000         48,899
  6.50%; 01/24/06                                      90,000        100,130
  7.00%; 05/15/12                                      20,000         22,906
                                                                     262,190
FINANCE-INVESTMENT BANKER & BROKER (1.93%)
 Banque Paribas
  6.88%; 03/01/09                                      50,000         58,050
 Bear Stearns
  3.00%; 03/30/06                                      25,000         25,443
  4.00%; 01/31/08                                      20,000         20,549
 Goldman Sachs Group
  4.13%; 01/15/08                                      60,000         61,923
  7.63%; 08/17/05                                     100,000        111,945
 Lehman Brothers Holdings
  4.00%; 01/22/08                                      50,000         51,070
  6.25%; 05/15/06                                      75,000         83,134
  6.63%; 01/18/12                                      15,000         17,049
 Morgan Stanley
  5.30%; 03/01/13                                      20,000         20,758
  7.75%; 06/15/05                                      75,000         83,799
                                                                     533,720
FINANCE-MORTGAGE LOAN/BANKER (9.50%)
 Countrywide Home Loan
  5.50%; 02/01/07                                      25,000         26,985

                                               Principal
                                                 Amount                  Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Countrywide Home Loan (continued)
  6.85%; 06/15/04                             $  100,000            $   105,673
 Federal Home Loan Mortgage
  3.25%; 02/25/08                                200,000                202,022
  4.75%; 10/11/12                                 50,000                 50,684
  5.00%; 05/15/04                                200,000                207,773
  5.25%; 02/15/04                                150,000                154,782
  5.75%; 03/15/09                                250,000                281,998
  6.25%; 07/15/32                                 75,000                 86,506
  6.63%; 09/15/09                                 50,000                 58,884
  6.88%; 01/15/05                                125,000                136,177
 Federal National Mortgage Association
  2.30%; 03/28/06                                150,000                150,344
  2.38%; 03/17/06                                 75,000                 75,356
  3.70%; 11/01/07                                 45,000                 46,203
  4.63%; 05/01/13                                 90,000                 90,533
  4.75%; 02/21/13                                 95,000                 96,093
  5.25%; 06/15/06                                200,000                218,140
  5.25%; 08/01/12                                 40,000                 42,305
  5.50%; 02/15/06                                250,000                273,050
  7.13%; 02/15/05                                 50,000                 54,913
  7.13%; 06/15/10                                 45,000                 54,439
  7.13%; 01/15/30                                170,000                215,026
                                                                      2,627,886
FINANCE-OTHER SERVICES (0.63%)
 Mellon Funding
  4.88%; 06/15/07                                 25,000                 26,589
 Newcourt Credit Group
  6.88%; 02/16/05                                 10,000                 10,619
 Verizon Global Funding
  7.25%; 12/01/10                                 65,000                 76,006
  7.75%; 12/01/30                                 50,000                 61,738
                                                                        174,952
FOOD-FLOUR & GRAIN (0.06%)
 Archer-Daniels-Midland
  5.94%; 10/01/32                                 15,000                 15,720
FOOD-MISCELLANEOUS/DIVERSIFIED (0.89%)
 ConAgra Foods
  7.40%; 09/15/04                                 30,000                 32,054
 General Mills
  6.00%; 02/15/12                                 30,000                 32,912
 Kellogg
  6.00%; 04/01/06                                 50,000                 54,928
 Kraft Foods
  4.63%; 11/01/06                                 85,000                 88,635
  5.63%; 11/01/11                                 25,000                 26,158
 Unilever Capital
  7.13%; 11/01/10                                 10,000                 11,892
                                                                        246,579
FOOD-RETAIL (0.36%)
 Kroger
  6.75%; 04/15/12                                 25,000                 27,856
 Safeway
  3.63%; 11/05/03                                 50,000                 50,259

See accompanying notes.

                           SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)
                                               Principal
                                                  Amount             Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (CONTINUED)
 Safeway (continued)
  5.80%; 08/15/12                                 $  20,000       $   21,083
                                                                      99,198
GAS-DISTRIBUTION (0.07%)
 KeySpan
  7.63%; 11/15/10                                    15,000           18,116
GOLD MINING (0.01%)
 Placer Dome /1/
  6.38%; 03/01/33                                     4,000            4,079
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid
  4.63%; 12/15/09                                    10,000           10,262
HOME EQUITY SEQUENTIAL (0.04%)
 Residential Asset Securities
  4.99%; 02/25/27                                    10,000           10,301
INDUSTRIAL GASES (0.10%)
 Praxair
  6.38%; 04/01/12                                    25,000           28,294
INSTRUMENTS-CONTROLS (0.05%)
 Parker Hannifin
  4.88%; 02/15/13                                    15,000           15,184
INVESTMENT MANAGEMENT & ADVISORY
SERVICES (0.09%)
 AMVESCAP
  5.38%; 02/27/13 /1/                                10,000            9,940
  5.90%; 01/15/07                                    15,000           16,136
                                                                      26,076
LIFE & HEALTH INSURANCE (0.08%)
 Lincoln National
  5.25%; 06/15/07                                    15,000           15,785
 Nationwide Financial Services
  5.63%; 02/13/15                                     5,000            5,084
                                                                      20,869
LINEN SUPPLY & RELATED ITEMS (0.04%)
 Cintas
  5.13%; 06/01/07                                    10,000           10,635
MEDICAL-DRUGS (0.18%)
 Eli Lilly
  6.00%; 03/15/12                                    20,000           22,598
 Wyeth
  5.25%; 03/15/13                                    25,000           26,152
                                                                      48,750
MEDICAL-HMO (0.26%)
 Anthem
  6.80%; 08/01/12                                    40,000           45,547
 UnitedHealth Group
  4.88%; 04/01/13                                    25,000           25,581
                                                                      71,128
MEDICAL-HOSPITALS (0.14%)
 Tenet Healthcare
  5.00%; 07/01/07                                    25,000           23,750

                                                      Principal
                                                        Amount          Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
 Tenet Healthcare (continued)
  6.50%; 06/01/12                                      $  15,000    $    14,213
                                                                         37,963
METAL PROCESSORS & FABRICATION (0.11%)
 Timken
  5.75%; 02/15/10                                         30,000         30,574
METAL-ALUMINUM (0.10%)
 Alcan
  6.45%; 03/15/11                                         25,000         28,330
METAL-DIVERSIFIED (0.15%)
 Falconbridge
  7.35%; 06/05/12                                         10,000         11,002
 Noranda
  7.25%; 07/15/12                                         30,000         30,891
                                                                         41,893
MISCELLANEOUS INVESTING (0.57%)
 Camden Property Trust
  5.88%; 11/30/12                                         10,000         10,587
 Prologis
  5.50%; 03/01/13                                         15,000         15,571
 Simon Property Group
  5.38%; 08/28/08                                         10,000         10,614
  6.75%; 02/09/04                                         40,000         41,525
 Spieker Properties
  6.80%; 05/01/04                                         50,000         52,204
 United Dominion Realty Trust
  6.50%; 06/15/09                                         25,000         27,509
                                                                        158,010
MONEY CENTER BANKS (1.06%)
 Bank of America
  3.88%; 01/15/08                                          5,000          5,151
  4.75%; 10/15/06                                        135,000        144,238
  4.88%; 09/15/12                                         15,000         15,439
  7.40%; 01/15/11                                         60,000         72,030
 HSBC Holdings
  5.25%; 12/12/12                                         20,000         20,808
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                         35,000         35,971
                                                                        293,637
MORTGAGE BACKED SECURITIES (4.13%)
 Chase Manhattan Bank-First Union National Bank
  7.44%; 08/15/31                                         75,000         88,714
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                        150,000        174,616
  7.27%; 08/15/36                                        100,000        117,287
 JP Morgan Chase Commercial Mortgage Securities
  4.55%; 05/12/34                                        167,972        176,027
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                         31,643         33,608
 LB Commercial Conduit Mortgage Trust
  7.33%; 10/15/32                                        110,000        129,890

See accompanying notes.

                           SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                    Principal
                                                      Amount         Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 LB-UBS Commercial Mortgage Trust
  4.90%; 06/15/26                                   $  125,000     $  133,082
  7.95%; 05/15/25                                       75,000         91,107
 Morgan Stanley Capital I
  7.11%; 04/15/33                                       95,000        111,092
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                       76,802         85,522
                                                                    1,140,945
MULTI-LINE INSURANCE (0.24%)
 Hartford Financial Services Group
  4.70%; 09/01/07                                       15,000         15,468
 MetLife
  5.25%; 12/01/06                                       25,000         27,087
  5.38%; 12/15/12                                       15,000         15,735
 Safeco
  4.88%; 02/01/10                                        8,000          8,141
                                                                       66,431
MULTIMEDIA (0.96%)
 AOL Time Warner
  6.13%; 04/15/06                                       20,000         21,290
  7.63%; 04/15/31                                       60,000         66,168
 News America
  4.75%; 03/15/10 /1/                                   10,000         10,141
  6.55%; 03/15/33 /1/                                   25,000         25,393
  6.63%; 01/09/08                                       25,000         27,582
 Viacom
  5.63%; 05/01/07                                       15,000         16,399
  6.40%; 01/30/06                                       75,000         82,800
 Walt Disney
  6.38%; 03/01/12                                       15,000         16,409
                                                                      266,182
OFFICE SUPPLIES & FORMS (0.02%)
 Avery Dennison
  6.00%; 01/15/33                                        5,000          5,169
OIL & GAS DRILLING (0.47%)
 Nabors Holdings
  4.88%; 08/15/09                                       10,000         10,334
 Nabors Industries
  5.38%; 08/15/12                                       10,000         10,495
  6.80%; 04/15/04                                       60,000         62,787
 Transocean
  6.63%; 04/15/11                                       40,000         45,434
                                                                      129,050
OIL COMPANY-EXPLORATION & PRODUCTION (1.55%)
 Alberta Energy
  7.38%; 11/01/31                                       25,000         30,144
 Anadarko Petroleum
  5.38%; 03/01/07                                       95,000        102,520
 Canadian Natural Resources
  6.45%; 06/30/33                                       15,000         16,204
  7.20%; 01/15/32                                        5,000          5,911
 Devon Energy
  7.95%; 04/15/32                                       30,000         37,547
 Husky Energy
  6.25%; 06/15/12                                       25,000         27,343

                                                    Principal
                                                      Amount         Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Kerr-McGee
  5.38%; 04/15/05                                    $  50,000     $   52,629
  5.88%; 09/15/06                                       30,000         32,439
 Nexen
  7.88%; 03/15/32                                       15,000         17,390
 Noble Energy
  8.00%; 04/01/27                                       10,000         11,304
 Pemex Project Funding Master Trust
  6.13%; 08/15/08 /1/                                   15,000         15,863
  7.88%; 02/01/09                                       25,000         28,437
  8.00%; 11/15/11                                       45,000         51,187
                                                                      428,918
OIL COMPANY-INTEGRATED (0.85%)
 Amerada Hess
  7.13%; 03/15/33                                       15,000         16,481
  7.88%; 10/01/29                                       10,000         11,896
 BP Canada Finance
  3.63%; 01/15/09                                       20,000         20,420
 ChevronTexaco Capital
  3.50%; 09/17/07                                       25,000         25,585
 Conoco Funding
  6.35%; 10/15/11                                       80,000         90,660
 Occidental Petroleum
  4.00%; 11/30/07                                       30,000         30,467
 Petronas Capital /1/
  7.88%; 05/22/22                                       10,000         11,013
 Phillips Petroleum
  8.50%; 05/25/05                                       25,000         28,233
                                                                      234,755
OIL REFINING & MARKETING (0.24%)
 Enterprise Products Partners /1/
  6.38%; 02/01/13                                       10,000         10,880
 Valero Energy
  6.13%; 04/15/07                                       25,000         26,688
  6.88%; 04/15/12                                       25,000         27,817
                                                                       65,385
PAPER & RELATED PRODUCTS (0.48%)
 International Paper /1/
  5.85%; 10/30/12                                       25,000         26,726
 Nexfor
  7.25%; 07/01/12                                       20,000         22,173
 Sappi Papier Holding /1/
  6.75%; 06/15/12                                       15,000         16,892
 Weyerhaeuser
  6.13%; 03/15/07                                       15,000         16,311
  6.75%; 03/15/12                                       35,000         39,209
  7.38%; 03/15/32                                       10,000         11,408
                                                                      132,719
PIPELINES (0.51%)
 Duke Energy Field Services
  7.50%; 08/16/05                                       50,000         54,699
 Equitable Resources
  5.15%; 11/15/12                                       15,000         15,700
 Kinder Morgan
  6.80%; 03/01/08                                       10,000         11,471

See accompanying notes.

                           SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)
                                              Principal
                                                Amount         Value
 -------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                $   30,000      $    34,118
 National Fuel Gas
  5.25%; 03/01/13                                    20,000           20,214
 TEPPCO Partners
  6.13%; 02/01/13                                     5,000            5,287
                                                                     141,489
POULTRY (0.31%)
 Tyson Foods
  6.63%; 10/01/04                                    45,000           46,996
  7.25%; 10/01/06                                    35,000           38,025
                                                                      85,021
PROPERTY & CASUALTY INSURANCE (0.14%)
 ACE INA Holdings
  8.20%; 08/15/04                                    25,000           26,786
 Travelers Property Casualty /1/
  6.38%; 03/15/33                                    10,000           10,647
                                                                      37,433
PUBLISHING-BOOKS (0.20%)
 Reed Elsevier Capital
  6.75%; 08/01/11                                    50,000           56,420
REAL ESTATE OPERATOR & DEVELOPER (0.19%)
 EOP Operating
  7.00%; 07/15/11                                    45,000           51,179
REGIONAL AUTHORITY (0.77%)
 Province of Manitoba
  2.75%; 01/17/06                                    50,000           50,689
 Province of Nova Scotia
  5.75%; 02/27/12                                    20,000           22,312
 Province of Ontario
  5.13%; 07/17/12                                    25,000           26,910
 Province of Quebec
  7.13%; 02/09/24                                    80,000           97,801
 Region of Lombardy
  5.80%; 10/25/32                                    15,000           16,032
                                                                     213,744
REGIONAL BANKS (1.60%)
 Bank One
  7.63%; 08/01/05                                    50,000           56,089
 FleetBoston Financial
  8.13%; 07/01/04                                    40,000           42,862
 KeyCorp
  4.63%; 05/16/05                                    25,000           26,242
 Korea Development Bank
  4.25%; 11/13/07                                    10,000           10,090
  7.13%; 04/22/04                                    25,000           26,017
 PNC Funding
  5.75%; 08/01/06                                    75,000           81,656
 SunTrust Banks
  5.05%; 07/01/07                                    25,000           26,968
 Wachovia
  6.38%; 02/01/09                                    30,000           34,310


                                                    Principal
                                                    Amount             Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 Wells Fargo
  5.90%; 05/21/06                                   $  125,000     $   137,881
                                                                       442,115
RESEARCH & DEVELOPMENT (0.12%)
 Science Applications International
  6.25%; 07/01/12                                       30,000          32,634
RETAIL-DISCOUNT (0.62%)
 Costco Wholesale
  5.50%; 03/15/07                                       25,000          27,258
 Target
  5.38%; 06/15/09                                       25,000          27,101
  5.40%; 10/01/08                                       50,000          54,310
 Wal-Mart Stores
  7.55%; 02/15/30                                       50,000          64,019
                                                                       172,688
RETAIL-REGIONAL DEPARTMENT STORE (0.04%)
 Kohl's
  6.00%; 01/15/33                                       10,000          10,222
RETAIL-RESTAURANTS (0.06%)
 McDonald's
  5.38%; 04/30/07                                       15,000          16,142
SAVINGS & LOANS-THRIFTS (0.27%)
 Golden West Financial
  4.13%; 08/15/07                                       15,000          15,621
 Washington Mutual
  3.97%; 03/25/33                                       52,800          53,342
  5.50%; 01/15/13                                        5,000           5,309
                                                                        74,272
SOVEREIGN (0.96%)
 Chile Government
  5.50%; 01/15/13                                        5,000           5,119
 Finland Government
  4.75%; 03/06/07                                       25,000          26,906
 Italy Government
  5.63%; 06/15/12                                       50,000          55,553
 Mexico Government
  7.50%; 01/14/12                                       50,000          56,450
  8.30%; 08/15/31                                       25,000          28,288
  8.38%; 01/14/11                                       60,000          71,550
 Poland Government
  6.25%; 07/03/12                                       20,000          22,300
                                                                       266,166
SPECIAL PURPOSE ENTITY (0.10%)
 FPL Group Capital
  6.88%; 06/01/04                                       25,000          26,349
SUPRANATIONAL BANK (0.40%)
 Corp Andina de Fomento
  6.88%; 03/15/12                                       35,000          37,301
 European Investment Bank
  4.63%; 03/01/07                                       40,000          42,598

See accompanying notes.

                           SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                               Principal
                                               Amount             Value
-------------------------------------------------------------------------
BONDS (CONTINUED)
SUPRANATIONAL BANK (CONTINUED)
 Inter-American Development Bank
  3.38%; 03/17/08                              $  30,000       $   30,430
                                                                  110,329
TELECOMMUNICATION SERVICES (0.54%)
 Citizens Communications
  6.38%; 08/15/04                                 70,000           73,295
  7.45%; 01/15/04                                 40,000           41,438
  7.63%; 08/15/08                                 30,000           35,051
                                                                  149,784
TELEPHONE COMMUNICATION (0.10%)
 Telstra
  6.38%; 04/01/12                                 25,000           27,810
TELEPHONE-INTEGRATED (3.11%)
 ALLTEL
  7.00%; 07/01/12                                 50,000           59,127
 AT&T
  6.00%; 03/15/09                                 10,000           10,263
  7.00%; 11/15/06                                  5,000            5,362
 BellSouth
  5.00%; 10/15/06                                100,000          107,426
  6.88%; 10/15/31                                 10,000           11,647
 British Telecommunications
  7.88%; 12/15/05                                160,000          181,379
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                 40,000           44,436
  8.50%; 06/15/10                                 25,000           30,134
 France Telecom
  9.25%; 03/01/11                                 60,000           73,378
 SBC Communications
  5.75%; 05/02/06                                 50,000           54,664
 Sprint Capital
  6.13%; 11/15/08                                 30,000           30,600
  7.13%; 01/30/06                                 50,000           52,750
 Telefonica Europe
  7.75%; 09/15/10                                 50,000           60,159
 Telefonos de Mexico
  8.25%; 01/26/06                                125,000          139,219
                                                                  860,544
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                 10,000           11,053
TOOLS-HAND HELD (0.04%)
 Stanley Works /1/
  4.90%; 11/01/12                                 10,000           10,182
TRANSPORT-RAIL (0.86%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                 15,000           18,901
 Canadian National Railway
  4.40%; 03/15/13                                 20,000           19,672
 Canadian Pacific Railway
  5.75%; 03/15/33                                 15,000           14,982
 CSX
  4.88%; 11/01/09                                 20,000           20,797
  6.25%; 10/15/08                                 35,000           39,107


                                   Principal
                                    Amount                  Value
 ---------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 Union Pacific
  5.84%; 05/25/04                    $  40,000                 41,557
  6.63%; 02/01/29                       50,000                 55,765
  7.60%; 05/01/05                       25,000                 27,525
                                                              238,306
                                  TOTAL BONDS              15,146,666


                                                         Principal
     Type           Rate              Maturity           Amount                   Value
--------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (15.05%)

FHLMC            5.00%        12/01/17                  $  289,121             $  298,978
FHLMC /2/        5.50%        03/01/09 - 06/01/33          813,279                832,754
FHLMC            6.00%        09/01/16 - 06/01/28          833,369                870,167
FHLMC            6.50%        12/01/15 - 09/01/32        1,426,899              1,494,480
FHLMC            7.00%        11/01/30 - 01/01/32          355,721                375,203
FHLMC            7.50%        12/01/15 - 04/01/32          243,423                260,279
FHLMC            8.00%        11/01/30                      27,836                 30,052
                              TOTAL FHLMC CERTIFICATES                          4,161,913

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (13.93%)
FNMA             5.00%        03/01/18                     846,255                874,419
FNMA             5.50%        06/01/09 - 10/01/32        1,463,735              1,515,659
FNMA             6.00%        10/01/16 - 04/01/33          981,175              1,022,805
FNMA             6.50%        12/01/31                     264,581                276,441
FNMA             7.00%        09/01/31                     154,763                163,517
                              TOTAL FNMA CERTIFICATES                           3,852,841

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (6.07%)
GNMA I           6.00%        12/15/32                     234,957                246,097
GNMA I           6.50%        11/15/32                     641,912                675,015
GNMA I           7.00%        07/15/31 - 02/15/32          180,006                190,897
GNMA I           7.50%        12/15/30 - 04/15/31          178,556                190,661
GNMA I           8.00%        02/15/32                      22,556                 24,389
GNMA II          6.50%        10/20/28 - 05/20/32          303,183                317,545
GNMA II          8.00%        08/20/29                      31,085                 33,343
                              TOTAL GNMA CERTIFICATES                           1,677,947

                                       132
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                       Principal
                                         Amount                Value
--------------------------------------------------------------------------------
TREASURY BONDS (9.93%)
 U.S. Treasury
  3.50%; 11/15/06                    $  400,000             $  416,969
  4.38%; 05/15/07                       450,000                482,854
  4.75%; 11/15/08                        75,000                 81,554
  4.88%; 02/15/12                        80,000                 86,731
  5.00%; 02/15/11                       250,000                274,258
  5.38%; 02/15/31                       115,000                125,485
  6.50%; 02/15/10                       375,000                446,440
 U.S. Treasury Strip /3/
  0.00%; 11/15/15                       385,000                216,342
  0.00%; 11/15/18                       475,000                220,505
  0.00%; 05/15/20                       440,000                185,620
  0.00%; 08/15/25                       670,000                209,248
                          TOTAL TREASURY BONDS               2,746,006


                                                         Principal
                                                           Amount     Value
------------------------------------------------------------------------------
COMMERCIAL PAPER (2.06%)
FINANCE-MORTGAGE LOAN/BANKER (2.06%)
 Investment in Joint Trading Account; Federal Home Loan
  Bank
  1.25%; 05/01/03                                        570,486      570,486
                                         TOTAL COMMERCIAL PAPER       570,486
                                                                  -----------

                          TOTAL PORTFOLIO INVESTMENTS (101.81%)    28,155,859
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.81%)                    (501,057)
                                     TOTAL NET ASSETS (100.00%)   $27,654,802
                                                                 -------------

/1 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $229,426 or 0.83% of net assets.
/2   /Security or a portion of the security was purchased in a "to-be-announced"
     (TBA) transaction. See Notes to Financial Statements.
/3   /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                               Principal
                                                Amount                  Value
 -------------------------------------------------------------------------------
BONDS (83.21%)
AEROSPACE & DEFENSE EQUIPMENT (0.11%)
 United Technologies
  6.10%; 05/15/12                                  $   15,000       $    16,931
AUTO-CARS & LIGHT TRUCKS (0.50%)
 DaimlerChrysler
  6.90%; 09/01/04                                      75,000            79,429
AUTOMOBILE SEQUENTIAL (1.68%)
 DaimlerChrysler Auto Trust
  6.85%; 11/06/05                                     105,000           109,388
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                     150,000           155,106
                                                                        264,494
BEVERAGES-NON-ALCOHOLIC (0.30%)
 Bottling Group /1/
  4.63%; 11/15/12                                      15,000            14,937
 Coca-Cola Enterprises
  5.25%; 05/15/07                                      30,000            32,519
                                                                         47,456
BEVERAGES-WINE & SPIRITS (0.19%)
 Diageo Capital
  3.38%; 03/20/08                                      15,000            15,026
  3.50%; 11/19/07                                      15,000            15,168
                                                                         30,194
BREWERY (0.30%)
 Anheuser-Busch
  4.38%; 01/15/13                                      30,000            29,986
 Coors Brewing
  6.38%; 05/15/12                                      15,000            16,796
                                                                         46,782
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.20%)
 CRH America
  6.95%; 03/15/12                                      14,000            15,902
 Masco
  5.88%; 07/15/12                                      15,000            15,945
                                                                         31,847
BUILDING-RESIDENTIAL & COMMERCIAL (0.10%)
 Centex
  5.80%; 09/15/09                                      15,000            16,112
CABLE & OTHER PAY TV SERVICES (0.52%)
 AT&T Broadband
  8.38%; 03/15/13                                      67,000            81,745
CABLE TV (0.21%)
 Comcast
  5.50%; 03/15/11                                       5,000             5,158
 Cox Communications
  6.88%; 06/15/05                                      25,000            27,325
                                                                         32,483
CELLULAR TELECOMMUNICATIONS (0.86%)
 AT&T Wireless Services
  7.35%; 03/01/06                                      40,000            44,561
 Cingular Wireless
  7.13%; 12/15/31                                      15,000            17,090

                                                         Principal
                                                          Amount          Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
 Verizon Wireless Capital
  5.38%; 12/15/06                                  $   35,000       $    37,717
 Vodafone Group
  7.75%; 02/15/10                                      30,000            36,246
                                                                        135,614
CHEMICALS-DIVERSIFIED (0.40%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                      20,000            20,901
 Dow Chemical
  5.00%; 11/15/07                                      10,000            10,402
  5.75%; 11/15/09                                      15,000            15,963
 E. I. Du Pont de Nemours
  4.75%; 11/15/12                                      15,000            15,452
                                                                         62,718
COATINGS & PAINT (0.10%)
 Valspar
  6.00%; 05/01/07                                      15,000            16,085
COMMERCIAL BANKS (0.49%)
 Marshall & Isley Bank
  4.13%; 09/04/07                                      15,000            15,464
 U.S. Bank
  6.38%; 08/01/11                                      40,000            45,696
 Union Planters Bank
  5.13%; 06/15/07                                      15,000            15,951
                                                                         77,111
COMMERCIAL SERVICE-FINANCE (0.10%)
 Deluxe
  5.00%; 12/15/12                                       5,000             4,958
 Equifax
  4.95%; 11/01/07                                      10,000            10,441
                                                                         15,399
COMPUTER SERVICES (0.10%)
 Electronic Data Systems
  7.13%; 10/15/09                                      15,000            16,200
COMPUTERS (0.27%)
 Hewlett-Packard
  6.50%; 07/01/12                                      15,000            16,787
 International Business Machines
  4.25%; 09/15/09                                      25,000            26,035
                                                                         42,822
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 NCR /1/
  7.13%; 06/15/09                                       5,000             5,318
COSMETICS & TOILETRIES (0.10%)
 Procter & Gamble
  4.75%; 06/15/07                                      15,000            16,073
CREDIT CARD ASSET BACKED SECURITIES (6.41%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                     175,000           182,086
 Citibank Credit Card Issuance Trust
  6.90%; 10/17/07                                     150,000           167,299

See accompnaying notes.

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                      Principal
                                                        Amount       Value
--------------------------------------------------------------------------------

BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                    $  150,000  $   167,092
 Discover Card Master Trust I
  6.05%; 08/18/08                                       150,000      164,563
  6.85%; 07/17/07                                       150,000      162,929
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                       150,000      165,843
                                                                   1,009,812
CREDIT CARD CONTROL AMORTIZATION (0.56%)
 Sears Credit Account Master Trust
  7.25%; 11/15/07                                        87,500       88,894
DIVERSIFIED FINANCIAL SERVICES (2.53%)
 Citigroup
  6.63%; 06/15/32                                        10,000       11,290
  6.75%; 12/01/05                                       145,000      161,361
 General Electric Capital
  6.00%; 06/15/12                                        20,000       22,069
  7.38%; 01/19/10                                       105,000      123,985
 John Deere Capital
  7.00%; 03/15/12                                        20,000       23,238
 Nisource Finance
  7.50%; 11/15/03                                        40,000       41,246
 Textron Financial
  5.88%; 06/01/07                                        15,000       15,695
                                                                     398,884
DIVERSIFIED MANUFACTURING OPERATIONS (0.20%)
 Cooper Industries
  5.25%; 07/01/07                                        15,000       16,084
 General Electric
  5.00%; 02/01/13                                        15,000       15,504
                                                                      31,588
DIVERSIFIED MINERALS (0.10%)
 BHP Billiton Finance
  4.80%; 04/15/13                                        15,000       15,311
ELECTRIC PRODUCTS-MISCELLANEOUS (0.03%)
 Emerson Electric
  6.00%; 08/15/32                                         5,000        5,286
ELECTRIC-INTEGRATED (3.49%)
 AmerenEnergy Generating
  7.95%; 06/01/32                                        10,000       12,218
 Appalachian Power
  4.80%; 06/15/05                                        20,000       20,848
 Carolina Power & Light
  8.63%; 09/15/21                                        75,000       97,887
 Commonwealth Edison
  6.40%; 10/15/05                                        30,000       32,419
 Conectiv
  5.30%; 06/01/05                                        10,000       10,402
 Consolidated Edison
  4.88%; 02/01/13                                        15,000       15,427
 Dominion Resources
  3.88%; 01/15/04                                        15,000       15,226
  8.13%; 06/15/10                                        50,000       60,388

                                                 Principal
                                                  Amount           Value
 ----------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 DTE Energy
  7.05%; 06/01/11                                  $  30,000   $   34,563
 Duke Energy
  3.75%; 03/05/08/1/                                  10,000       10,103
  6.25%; 01/15/12                                     35,000       38,419
 FPL Group Capital
  3.25%; 04/11/06                                     10,000       10,113
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                     35,000       39,191
 Niagara Mohawk Power
  7.75%; 05/15/06                                     30,000       33,990
 Oncor Electric Delivery
  7.00%; 05/01/32                                     15,000       17,004
 Pepco Holdings /1/
  5.50%; 08/15/07                                     15,000       15,988
 PSEG Power
  6.95%; 06/01/12                                     10,000       11,409
 Tennessee Valley Authority
  6.00%; 03/15/13                                     65,000       73,756
                                                                  549,351
FEDERAL & FEDERALLY SPONSORED CREDIT (0.20%)
 Student Loan Marketing Association
  5.00%; 06/30/04                                     30,000       31,365
FIDUCIARY BANKS (0.20%)
 Bank of New York
  4.14%; 08/02/07                                     15,000       15,791
  5.20%; 07/01/07                                     15,000       16,198
                                                                   31,989
FINANCE-AUTO LOANS (2.19%)
 Ford Motor Credit
  7.38%; 02/01/11                                    180,000      182,475
 General Motors Acceptance
  6.75%; 01/15/06                                     90,000       94,904
  6.88%; 08/28/12                                     15,000       15,254
  8.00%; 11/01/31                                     35,000       36,454
 Toyota Motor Credit
  2.80%; 01/18/06                                     15,000       15,268
                                                                  344,355
FINANCE-COMMERCIAL (0.34%)
 CIT Group
  7.38%; 04/02/07                                     15,000       16,801
 Tyco Capital
  7.50%; 11/14/03                                     35,000       36,002
                                                                   52,803
FINANCE-CONSUMER LOANS (1.54%)
 American General Finance
  5.75%; 03/15/07                                     40,000       43,574
 Household Finance
  3.38%; 02/21/06                                     25,000       25,711
  6.50%; 01/24/06                                     85,000       94,567
 Sears Roebuck Acceptance
  6.70%; 04/15/12                                     20,000       21,145
 SLM
  3.63%; 03/17/08                                     10,000       10,075
  5.63%; 04/10/07                                     15,000       16,409

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                            Principal
                                             Amount             Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 Washington Mutual Financial
  6.50%; 11/15/03                                 $  30,000  $    30,806
                                                                 242,287
FINANCE-CREDIT CARD (0.16%)
 American Express
  3.75%; 11/20/07                                     5,000        5,111
 Capital One Bank
  6.65%; 03/15/04                                    20,000       20,609
                                                                  25,720
FINANCE-INVESTMENT BANKER & BROKER (2.10%)
 Banque Paribas
  6.88%; 03/01/09                                    25,000       29,025
 Bear Stearns
  6.50%; 05/01/06                                    25,000       27,929
 Credit Suisse First Boston
  6.50%; 01/15/12                                    40,000       44,441
 Goldman Sachs Group
  7.63%; 08/17/05                                    45,000       50,375
 Lehman Brothers Holdings
  6.25%; 05/15/06                                    50,000       55,423
 Merrill Lynch
  7.00%; 01/15/07                                    45,000       50,964
 Morgan Stanley
  7.75%; 06/15/05                                    65,000       72,626
                                                                 330,783
FINANCE-LEASING COMPANY (0.49%)
 Boeing Capital
  7.10%; 09/27/05                                    40,000       43,870
 Pitney Bowes Credit
  5.75%; 08/15/08                                    30,000       33,268
                                                                  77,138
FINANCE-MORTGAGE LOAN/BANKER (17.92%)
 Countrywide Home Loan
  6.85%; 06/15/04                                    40,000       42,269
 Federal Home Loan Bank System
  4.88%; 11/15/06                                   550,000      594,307
 Federal Home Loan Mortgage
  5.75%; 03/15/09                                   365,000      411,716
  6.25%; 07/15/32                                   525,000      605,541
 Federal National Mortgage Association
  6.09%; 09/27/27                                   150,000      163,936
  6.13%; 03/15/12                                   525,000      603,473
  7.00%; 07/15/05                                   250,000      278,315
  7.13%; 04/30/26                                   100,000      123,173
                                                               2,822,730
FINANCE-OTHER SERVICES (0.92%)
 Mellon Funding
  4.88%; 06/15/07                                    15,000       15,954
 National Rural Utilities
  5.75%; 08/28/09                                    30,000       32,548
 Verizon Global Funding
  6.75%; 12/01/05                                    10,000       11,132
  7.25%; 12/01/10                                    20,000       23,386

                                                      Principal
                                                        Amount          Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Verizon Global Funding (continued)
  7.75%; 12/01/30                                        $  50,000  $    61,738
                                                                        144,758
FOOD-FLOUR & GRAIN (0.07%)
 Archer-Daniels-Midland
  5.94%; 10/01/32                                           10,000       10,480
FOOD-MISCELLANEOUS/DIVERSIFIED (0.98%)
 Campbell Soup
  5.50%; 03/15/07                                           30,000       32,595
 General Mills
  6.00%; 02/15/12                                           30,000       32,912
 HJ Heinz Finance
  6.75%; 03/15/32                                           15,000       17,053
 Kraft Foods
  5.63%; 11/01/11                                           20,000       20,926
 Sara Lee
  6.13%; 11/01/32                                           15,000       15,861
 Unilever Capital
  7.13%; 11/01/10                                           30,000       35,677
                                                                        155,024
FOOD-RETAIL (0.69%)
 Fred Meyer
  7.38%; 03/01/05                                           30,000       32,427
 Safeway
  6.05%; 11/15/03                                           75,000       76,621
                                                                        109,048
FOOD-WHOLESALE & DISTRIBUTION (0.11%)
 Sysco International
  6.10%; 06/01/12                                           15,000       16,818
GAS-DISTRIBUTION (0.08%)
 KeySpan
  7.63%; 11/15/10                                           10,000       12,077
HOME EQUITY SEQUENTIAL (0.98%)
 Residential Asset Securities
  4.99%; 02/25/27                                          150,000      154,513
INDUSTRIAL GASES (0.18%)
 Praxair
  6.38%; 04/01/12                                           25,000       28,294
INSTRUMENTS-CONTROLS (0.06%)
 Parker Hannifin
  4.88%; 02/15/13                                           10,000       10,123
INSURANCE BROKERS (0.06%)
 Marsh & McLennan
  3.63%; 02/15/08                                           10,000       10,126
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.10%)
 AMVESCAP
  6.60%; 05/15/05                                           15,000       16,191
LIFE & HEALTH INSURANCE (0.38%)
 Lincoln National
  5.25%; 06/15/07                                           20,000       21,047

                                       136
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                    Principal
                                                    Amount              Value
 ------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Torchmark
  6.25%; 12/15/06                                    $   35,000  $    38,299
                                                                      59,346
MEDICAL-DRUGS (0.38%)
 Eli Lilly
  6.00%; 03/15/12                                        25,000       28,248
 Wyeth
  5.25%; 03/15/13                                        15,000       15,691
  7.90%; 02/15/05                                        15,000       16,534
                                                                      60,473
MEDICAL-HMO (0.17%)
 Anthem
  6.80%; 08/01/12                                        15,000       17,080
 UnitedHealth Group
  4.88%; 04/01/13                                        10,000       10,232
                                                                      27,312
MEDICAL-HOSPITALS (0.09%)
 Tenet Healthcare
  5.00%; 07/01/07                                        15,000       14,250
METAL-ALUMINUM (0.44%)
 Alcan
  6.45%; 03/15/11                                        30,000       33,996
 Alcoa
  7.38%; 08/01/10                                        30,000       35,575
                                                                      69,571
MISCELLANEOUS INVESTING (0.66%)
 Camden Property Trust
  5.88%; 06/01/07                                        15,000       16,045
 Kimco Realty
  6.50%; 10/01/03                                        20,000       20,397
 Mack-Cali Realty
  7.00%; 03/15/04                                        15,000       15,642
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                         5,000        5,286
 Simon Property Group
  6.63%; 06/15/03                                        15,000       15,083
  6.75%; 02/09/04                                        15,000       15,572
 United Dominion Realty Trust
  6.50%; 06/15/09                                        15,000       16,505
                                                                     104,530
MONEY CENTER BANKS (0.94%)
 Bank of America
  4.75%; 10/15/06                                        85,000       90,816
 JP Morgan Chase
  6.75%; 02/01/11                                        50,000       56,937
                                                                     147,753
MORTGAGE BACKED SECURITIES (14.77%)
 Banc of America Commercial Mortgage
  5.12%; 07/11/43                                       150,000      157,521
  7.33%; 11/15/31                                       150,000      176,875
 CS First Boston Mortgage Securities
  4.39%; 08/15/36                                       143,989      149,597
 DLJ Mortgage Acceptance /1/
  7.58%; 03/13/28                                        72,804       73,794

                                                  l
                                                    Principal
                                                    Amount              Value
 ------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                     $  93,971  $   100,790
  6.14%; 02/12/34                                       150,000      167,158
  7.84%; 05/17/32                                       215,000      261,422
 GE Capital Commercial Mortgage
  4.97%; 08/11/36                                        75,000       79,194
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                       150,000      174,616
  7.27%; 08/15/36                                       150,000      175,930
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                       105,478      112,027
 LB Commercial Conduit Mortgage Trust
  7.33%; 10/15/32                                       150,000      177,122
 LB-UBS Commercial Mortgage Trust
  5.59%; 06/15/31                                        75,000       81,188
  7.95%; 05/15/25                                       125,000      151,845
 Morgan Stanley Capital I
  6.54%; 02/15/31                                       150,000      169,656
  7.11%; 04/15/33                                       100,000      116,940
                                                                   2,325,675
MULTI-LINE INSURANCE (0.28%)
 Allstate
  7.88%; 05/01/05                                        15,000       16,700
 Hartford Financial Services Group
  4.70%; 09/01/07                                        15,000       15,468
 MetLife
  6.50%; 12/15/32                                         5,000        5,546
 Safeco
  7.25%; 09/01/12                                         5,000        5,767
                                                                      43,481
MULTIMEDIA (1.00%)
 AOL Time Warner
  6.13%; 04/15/06                                        70,000       74,516
 Gannett
  5.50%; 04/01/07                                        15,000       16,431
 Viacom
  6.40%; 01/30/06                                        50,000       55,200
 Walt Disney
  7.00%; 03/01/32                                        10,000       11,169
                                                                     157,316
OIL & GAS DRILLING (0.10%)
 Nabors Holdings
  4.88%; 08/15/09                                        15,000       15,502
OIL COMPANY-EXPLORATION & PRODUCTION (0.82%)
 Anadarko Petroleum
  5.38%; 03/01/07                                        25,000       26,979
 Devon Energy
  7.95%; 04/15/32                                        15,000       18,773
 Husky Energy
  6.25%; 06/15/12                                        15,000       16,406
 Nexen
  7.88%; 03/15/32                                         5,000        5,797
 Pemex Project Funding Master Trust
  8.00%; 11/15/11                                        45,000       51,188

                                       137
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                         Principal
                                                         Amount          Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Union Oil Company of California
  5.05%; 10/01/12                                        $   10,000  $    10,120
                                                                         129,263
OIL COMPANY-INTEGRATED (0.95%)
 Amerada Hess
  7.13%; 03/15/33                                            15,000       16,481
 BP Canada Finance
  3.63%; 01/15/09                                            15,000       15,315
 ChevronTexaco Capital
  3.38%; 02/15/08                                             5,000        5,074
 Conoco Funding
  6.35%; 10/15/11                                            40,000       45,330
 Marathon Oil
  6.80%; 03/15/32                                            15,000       16,244
 Occidental Petroleum
  4.00%; 11/30/07                                            20,000       20,312
 Phillips Petroleum
  8.75%; 05/25/10                                            25,000       31,474
                                                                         150,230
OIL REFINING & MARKETING (0.11%)
 Valero Energy
  6.88%; 04/15/12                                            15,000       16,690
PAPER & RELATED PRODUCTS (0.49%)
 International Paper /1/
  5.85%; 10/30/12                                            20,000       21,381
 MeadWestvaco
  6.85%; 04/01/12                                            10,000       11,308
 Nexfor
  7.25%; 07/01/12                                            15,000       16,630
 Weyerhaeuser
  6.75%; 03/15/12                                            10,000       11,203
  7.38%; 03/15/32                                            15,000       17,111
                                                                          77,633
PIPELINES (0.72%)
 Equitable Resources
  5.15%; 11/15/12                                            15,000       15,700
 Kinder Morgan
  6.65%; 03/01/05                                            35,000       37,811
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                            30,000       34,118
 National Fuel Gas
  5.25%; 03/01/13                                            20,000       20,215
 TEPPCO Partners
  6.13%; 02/01/13                                             5,000        5,287
                                                                         113,131
POULTRY (0.10%)
 Tyson Foods
  7.25%; 10/01/06                                            15,000       16,297
PROPERTY & CASUALTY INSURANCE (0.17%)
 Progressive
  6.25%; 12/01/32                                             5,000        5,406
 St. Paul
  5.75%; 03/15/07                                            10,000       10,607

                                                      l
                                                     Principal
                                                     Amount              Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 Travelers Property Casualty /1/
  3.75%; 03/15/08                                         $  10,000  $    10,069
                                                                          26,082
PUBLISHING-NEWSPAPERS (0.11%)
 Thomson
  5.75%; 02/01/08                                            15,000       16,552
REAL ESTATE OPERATOR & DEVELOPER (0.25%)
 EOP Operating
  7.00%; 07/15/11                                            35,000       39,806
REGIONAL AUTHORITY (1.00%)
 New Brunswick
  3.50%; 10/23/07                                            10,000       10,259
 Province of Nova Scotia
  5.75%; 02/27/12                                            25,000       27,890
 Province of Ontario
  5.13%; 07/17/12                                            25,000       26,910
 Province of Quebec
  7.13%; 02/09/24                                            75,000       91,689
                                                                         156,748
REGIONAL BANKS (2.04%)
 Bank One
  6.00%; 08/01/08                                            50,000       56,013
 FleetBoston Financial
  7.25%; 09/15/05                                            40,000       44,585
 KeyCorp
  4.63%; 05/16/05                                            20,000       20,994
 Korea Development Bank
  7.13%; 04/22/04                                            10,000       10,407
 PNC Funding
  5.75%; 08/01/06                                            20,000       21,775
 SunTrust Banks
  5.05%; 07/01/07                                            15,000       16,181
 Wachovia
  4.95%; 11/01/06                                            55,000       59,158
 Wells Fargo
  3.50%; 04/04/08                                            10,000       10,097
  5.90%; 05/21/06                                            75,000       82,728
                                                                         321,938
RESEARCH & DEVELOPMENT (0.15%)
 Science Applications International
  7.13%; 07/01/32                                            20,000       23,140
RETAIL-DISCOUNT (0.75%)
 Costco Wholesale
  5.50%; 03/15/07                                            20,000       21,806
 Target
  5.40%; 10/01/08                                            30,000       32,586
 Wal-Mart Stores
  7.55%; 02/15/30                                            50,000       64,019
                                                                         118,411
RETAIL-DRUG STORE (0.10%)
 CVS
  3.88%; 11/01/07                                            15,000       15,250

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                         Principal
                                                         Amount          Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.06%)
 Kohl's
  6.00%; 01/15/33                                   $  10,000   $   10,222
RETAIL-RESTAURANTS (0.21%)
 McDonald's
  5.38%; 04/30/07                                      15,000       16,142
 Wendy's International
  6.20%; 06/15/14                                      15,000       16,846
                                                                    32,988
SAVINGS & LOANS-THRIFTS (0.21%)
 Golden West Financial
  4.13%; 08/15/07                                      15,000       15,621
 Washington Mutual
  6.88%; 06/15/11                                      15,000       17,296
                                                                    32,917
SOVEREIGN (1.57%)
 Chile Government
  5.50%; 01/15/13                                       5,000        5,119
 Italy Government
  5.63%; 06/15/12                                      90,000       99,996
 Mexico Government
  7.50%; 01/14/12                                      85,000       95,965
  8.38%; 01/14/11                                      25,000       29,812
 Poland Government
  6.25%; 07/03/12                                      15,000       16,725
                                                                   247,617
SUPRANATIONAL BANK (1.38%)
 Asian Development Bank
  2.38%; 03/15/06                                      35,000       35,313
 Corp Andina de Fomento
  6.88%; 03/15/12                                      25,000       26,643
 European Investment Bank
  4.63%; 03/01/07                                      65,000       69,223
 Inter-American Development Bank
  6.38%; 10/22/07                                      75,000       85,563
                                                                   216,742
TELECOMMUNICATION SERVICES (0.20%)
 Citizens Communications
  6.38%; 08/15/04                                      30,000       31,412
TELEPHONE-INTEGRATED (2.61%)
 ALLTEL
  7.88%; 07/01/32                                      20,000       26,112
 AT&T
  6.00%; 03/15/09                                      32,000       32,841
 BellSouth
  5.00%; 10/15/06                                      50,000       53,713
  6.88%; 10/15/31                                      25,000       29,118
 British Telecommunications
  7.88%; 12/15/05                                      50,000       56,681
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                      10,000       11,109
  8.50%; 06/15/10                                      20,000       24,107
 France Telecom
  9.25%; 03/01/11                                      25,000       30,574


                                                         Principal
                                                          Amount       Value
 ------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 SBC Communications
  5.75%; 05/02/06                                     $   50,000   $   54,664
 Sprint
  9.25%; 04/15/22                                         65,000       67,600
 Telefonica Europe
  7.75%; 09/15/10                                         20,000       24,064
                                                                      410,583
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                          5,000        5,526
TOOLS-HAND HELD (0.10%)
 Stanley Works /1/
  4.90%; 11/01/12                                         15,000       15,274
TRANSPORT-RAIL (0.61%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                         30,000       37,802
 CSX
  8.63%; 05/15/22                                         15,000       19,330
 Union Pacific
  6.63%; 02/01/29                                         35,000       39,035
                                                                       96,167
                                                    TOTAL BONDS    13,106,389

                                                         Principal
      Type           Rate              Maturity           Amount                    Value
 ---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (6.94%)
                                                                    $           $
FHLMC /2/        5.50%        06/01/33                                 500,000      511,406
FHLMC            6.50%        05/01/31 - 06/01/32                      430,885      449,873
FHLMC            7.00%        12/01/30                                 124,510      131,361
                              TOTAL FHLMC CERTIFICATES                            1,092,640

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (0.96%)
FNMA             5.50%        01/01/09                                 145,751      151,062
                              TOTAL FNMA CERTIFICATES                               151,062

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.60%)
GNMA I           6.00%        07/15/32                                  90,533       94,826
                              TOTAL GNMA CERTIFICATES                                94,826

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)


                                Principal
                                 Amount                    Value
 --------------------------------------------------------------------------
TREASURY BONDS (7.61%)
 U.S. Treasury Strip /3/
  0.00%; 11/15/15                          $  750,000  $   421,445
  0.00%; 11/15/18                             600,000      278,533
  0.00%; 05/15/20                             700,000      295,305
  0.00%; 08/15/25                             650,000      203,002
                                TOTAL TREASURY BONDS     1,198,285

                                          Principal
                                           Amount         Value
 -------------------------------------------------------------------------
COMMERCIAL PAPER (2.47%)
FINANCE-MORTGAGE LOAN/BANKER (2.47%)
 Investment in Joint Trading Account;
   Federal Home Loan Bank
  1.25%; 05/01/03                            389,758      389,758
                             TOTAL COMMERCIAL PAPER       389,758
                                                      -----------

              TOTAL PORTFOLIO INVESTMENTS (101.79%)    16,032,960
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.79%)        (282,365)
                         TOTAL NET ASSETS (100.00%)   $15,750,595
                                                    --------------

/1 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $166,864 or 1.06% of net assets.
/2   /Security or a portion of the security was purchased in a "to-be-announced"
     (TBA)  transaction.  See  Notes to  Financial  Statements.
/3   /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                            Principal
                                               Amount                 Value
 -------------------------------------------------------------------------------
BONDS (88.94%)
AEROSPACE & DEFENSE EQUIPMENT (0.10%)
 United Technologies
  4.88%; 11/01/06                           $   25,000            $    26,749
AUTO-CARS & LIGHT TRUCKS (0.41%)
 DaimlerChrysler
  6.90%; 09/01/04                              105,000                111,201
AUTOMOBILE SEQUENTIAL (5.64%)
 Capital Auto Receivables Asset Trust
  3.82%; 07/15/05                              130,000                132,686
  4.16%; 07/16/07                              150,000                156,387
 DaimlerChrysler Auto Trust
  7.63%; 06/08/05                              174,290                179,507
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                              245,000                253,339
  4.72%; 12/15/05                              215,000                224,602
 Honda Auto Receivables Owner Trust
  4.49%; 09/17/07                              100,000                105,419
 Nissan Auto Receivables Owner Trust
  3.33%; 01/15/08                              250,000                257,591
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                              200,000                209,180
                                                                    1,518,711
BEVERAGES-NON-ALCOHOLIC (0.14%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                               35,000                 37,939
BEVERAGES-WINE & SPIRITS (0.16%)
 Diageo
  7.13%; 09/15/04                               40,000                 42,838
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.10%)
 Masco
  6.00%; 05/03/04                               25,000                 25,993
CABLE TV (0.32%)
 Comcast Cable Communications
  8.13%; 05/01/04                               60,000                 63,427
 Cox Communications
  6.88%; 06/15/05                               20,000                 21,860
                                                                       85,287
CASINO SERVICES (0.08%)
 International Game Technology
  7.88%; 05/15/04                               20,000                 20,990
CELLULAR TELECOMMUNICATIONS (0.90%)
 360 Communications
  7.50%; 03/01/06                               50,000                 57,034
 AT&T Wireless Services
  7.35%; 03/01/06                               40,000                 44,561
 Cingular Wireless
  5.63%; 12/15/06                               20,000                 21,800
 Verizon Wireless Capital
  5.38%; 12/15/06                               75,000                 80,821
 Vodafone Group
  7.63%; 02/15/05                               35,000                 38,484
                                                                      242,700

                                                     Principal
                                                       Amount        Value
 ------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.31%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                    $  35,000     $  36,576
 Dow Chemical
  5.75%; 11/15/09                                       20,000        21,285
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                       25,000        25,320
                                                                      83,181
COATINGS & PAINT (0.12%)
 Valspar
  6.00%; 05/01/07                                       30,000        32,169
COMMERCIAL BANKS (0.23%)
 Marshall & Isley Bank
  4.13%; 09/04/07                                       25,000        25,774
 Union Planters Bank
  5.13%; 06/15/07                                       35,000        37,219
                                                                      62,993
COMMERCIAL SERVICE-FINANCE (0.06%)
 Equifax
  4.95%; 11/01/07                                       15,000        15,662
COMPUTER SERVICES (0.10%)
 Electronic Data Systems
  6.85%; 10/15/04                                       25,000        26,125
COMPUTERS (0.26%)
 Hewlett-Packard
  5.50%; 07/01/07                                       40,000        43,115
 International Business Machines
  4.25%; 09/15/09                                       25,000        26,035
                                                                      69,150
COSMETICS & TOILETRIES (0.20%)
 Gillette
  4.00%; 06/30/05                                       25,000        26,195
 Procter & Gamble
  4.75%; 06/15/07                                       25,000        26,788
                                                                      52,983
CREDIT CARD ASSET BACKED SECURITIES (6.70%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                      250,000       260,123
 American Express Master Trust
  7.85%; 08/15/05                                      210,000       228,043
 Capital One Master Trust
  5.30%; 06/15/09                                      220,000       235,349
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                      175,000       177,430
 Discover Card Master Trust I
  5.60%; 05/16/06                                      150,000       153,500
  6.05%; 08/18/08                                      230,000       252,329
 MBNA Master Credit Card Trust
  6.35%; 12/15/06                                      250,000       264,785
  6.90%; 01/15/08                                      210,000       232,180
                                                                   1,803,739

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                    Principal
                                                      Amount        Value
 ----------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD CONTROL AMORTIZATION (0.47%)
 Sears Credit Account Master Trust
  7.25%; 11/15/07                                     $  125,417   $   127,415
CRUISE LINES (0.15%)
 Carnival
  6.15%; 10/01/03                                         40,000        40,734
DATA PROCESSING & MANAGEMENT (0.10%)
 Oracle
  6.72%; 02/15/04                                         25,000        26,018
DIVERSIFIED FINANCIAL SERVICES (2.02%)
 Citigroup
  6.75%; 12/01/05                                        230,000       255,952
 General Electric Capital
  4.25%; 01/15/08                                         25,000        26,033
  5.00%; 06/15/07                                        100,000       107,677
 John Deere Capital
  4.50%; 08/22/07                                         25,000        26,120
 Nisource Finance
  7.50%; 11/15/03                                        100,000       103,115
 Textron Financial
  5.88%; 06/01/07                                         25,000        26,158
                                                                       545,055
DIVERSIFIED MANUFACTURING OPERATIONS (0.10%)
 Cooper Industries
  5.25%; 07/01/07                                         25,000        26,807
ELECTRIC-DISTRIBUTION (0.10%)
 Detroit Edison
  5.05%; 10/01/05                                         25,000        26,627
ELECTRIC-INTEGRATED (2.15%)
 Appalachian Power
  4.80%; 06/15/05                                         35,000        36,484
 Commonwealth Edison
  6.40%; 10/15/05                                         45,000        48,629
 Conectiv
  5.30%; 06/01/05                                         15,000        15,604
 Dominion Resources
  3.88%; 01/15/04                                         50,000        50,752
  7.82%; 09/15/14                                         75,000        80,861
 Duke Energy /1/
  3.75%; 03/05/08                                         10,000        10,103
 Energy East
  7.75%; 11/15/34                                         20,000        20,599
 FirstEnergy
  5.50%; 11/15/06                                         20,000        21,134
 FPL Group Capital
  3.25%; 04/11/06                                         20,000        20,226
 Gulf Power
  4.69%; 08/01/03                                         45,000        45,357
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                         20,000        20,478
 Niagara Mohawk Power
  7.38%; 07/01/03                                         56,708        57,175
 Oncor Electric Delivery
  5.00%; 09/01/07                                         25,000        26,439

                                                Principal
                                                  Amount                Value
--------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Pepco Holdings /1/
  5.50%; 08/15/07                              $   25,000            $    26,647
 Progress Energy
  6.75%; 03/01/06                                  45,000                 49,637
 Tennessee Valley Authority
  6.38%; 06/15/05                                  45,000                 49,323
                                                                         579,448
FEDERAL & FEDERALLY SPONSORED CREDIT (2.13%)
 Federal Farm Credit Bank
  7.25%; 06/12/07                                 400,000                469,476
 Student Loan Marketing Association
  5.00%; 06/30/04                                 100,000                104,551
                                                                         574,027
FIDUCIARY BANKS (0.22%)
 Bank of New York
  4.14%; 08/02/07                                  30,000                 31,581
  5.20%; 07/01/07                                  25,000                 26,997
                                                                          58,578
FINANCE-AUTO LOANS (2.33%)
 Ford Motor Credit
  5.75%; 02/23/04                                 375,000                381,475
 General Motors Acceptance
  6.13%; 08/28/07                                  50,000                 51,921
  6.75%; 01/15/06                                 150,000                158,173
 Toyota Motor Credit
  2.80%; 01/18/06                                  35,000                 35,627
                                                                         627,196
FINANCE-COMMERCIAL (1.04%)
 CIT Group
  7.38%; 04/02/07                                  75,000                 84,004
 Heller Financial
  6.00%; 03/19/04                                 130,000                135,126
 Tyco Capital
  7.50%; 11/14/03                                  60,000                 61,717
                                                                         280,847
FINANCE-CONSUMER LOANS (1.50%)
 American General Finance
  5.88%; 07/14/06                                 100,000                108,923
 Household Finance
  3.38%; 02/21/06                                  10,000                 10,285
  6.50%; 01/24/06                                 190,000                211,386
 Sears Roebuck Acceptance
  6.56%; 11/20/03                                  10,000                 10,183
 SLM
  5.63%; 04/10/07                                  10,000                 10,939
 Washington Mutual Financial
  6.50%; 11/15/03                                  50,000                 51,344
                                                                         403,060
FINANCE-CREDIT CARD (0.30%)
 American Express
  3.75%; 11/20/07                                  30,000                 30,669
 Capital One Bank
  6.65%; 03/15/04                                  50,000                 51,522
                                                                          82,191

See accompanying notes.

                                                   Principal
                                                     Amount          Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (2.47%)
 Banque Paribas
  8.35%; 06/15/07                                     $ 45,000   $    53,633
 Bear Stearns
  3.00%; 03/30/06                                       15,000        15,266
  6.50%; 05/01/06                                       70,000        78,200
 Charles Schwab
  6.88%; 09/02/03                                       10,000        10,175
 Credit Suisse First Boston
  5.75%; 04/15/07                                       60,000        65,526
 Goldman Sachs Group
  7.63%; 08/17/05                                       50,000        55,973
 Lehman Brothers Holdings
  6.25%; 05/15/06                                      140,000       155,184
 Merrill Lynch
  6.00%; 11/15/04                                       80,000        84,991
 Morgan Stanley
  7.75%; 06/15/05                                      130,000       145,252
                                                                     664,200
FINANCE-LEASING COMPANY (0.24%)
 Boeing Capital
  7.10%; 09/27/05                                       60,000        65,806
FINANCE-MORTGAGE LOAN/BANKER (24.94%)
 Countrywide Home Loan
  6.85%; 06/15/04                                      105,000       110,956
 Federal Home Loan Bank System
  4.88%; 11/15/06                                    1,150,000     1,242,642
 Federal Home Loan Mortgage
  3.88%; 02/15/05                                    1,000,000     1,040,241
  5.25%; 01/15/06                                    1,200,000     1,301,108
 Federal National Mortgage Association
  5.13%; 02/13/04                                      300,000       309,196
  5.25%; 04/15/07                                    1,000,000     1,097,858
  7.00%; 07/15/05                                    1,450,000     1,614,229
                                                                   6,716,230
FINANCE-OTHER SERVICES (0.78%)
 Caterpillar Financial Services
  4.69%; 04/25/05                                       25,000        26,204
 Mellon Funding
  4.88%; 06/15/07                                       25,000        26,589
 National Rural Utilities
  6.00%; 01/15/04                                       45,000        46,427
 Verizon Global Funding
  6.75%; 12/01/05                                      100,000       111,324
                                                                     210,544
FOOD-BAKING (0.09%)
 Earthgrains
  8.38%; 08/01/03                                       25,000        25,416
FOOD-MISCELLANEOUS/DIVERSIFIED (0.98%)
 Campbell Soup
  5.50%; 03/15/07                                       50,000        54,325
 General Mills
  5.13%; 02/15/07                                       30,000        32,311
 HJ Heinz /1/
  6.56%; 11/15/03                                       25,000        25,613


                                                   Principal
                                                     Amount          Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
 Kellogg
  6.00%; 04/01/06                                   $   55,000   $    60,421
 Kraft Foods
  4.63%; 11/01/06                                       50,000        52,138
 Unilever Capital
  6.88%; 11/01/05                                       35,000        38,896
                                                                     263,704
FOOD-RETAIL (0.62%)
 Fred Meyer
  7.38%; 03/01/05                                       50,000        54,045
 Safeway
  6.05%; 11/15/03                                      110,000       112,377
                                                                     166,422
HOME EQUITY SEQUENTIAL (1.53%)
 Long Beach Mortgage Loan Trust
  4.92%; 05/25/32                                      200,000       206,412
 Residential Asset Securities
  4.99%; 02/25/27                                      200,000       206,017
                                                                     412,429
INDUSTRIAL GASES (0.10%)
 Praxair
  4.75%; 07/15/07                                       25,000        26,334
INSURANCE BROKERS (0.19%)
 Aon
  6.30%; 01/15/04                                       25,000        25,641
 Marsh & McLennan
  3.63%; 02/15/08                                       25,000        25,314
                                                                      50,955
INVESTMENT MANAGEMENT & ADVISORY
SERVICES (0.10%)
 AMVESCAP
  6.60%; 05/15/05                                       25,000        26,985
LIFE & HEALTH INSURANCE (0.34%)
 Lincoln National
  5.25%; 06/15/07                                       35,000        36,833
 Torchmark
  6.25%; 12/15/06                                       50,000        54,713
                                                                      91,546
MEDICAL PRODUCTS (0.08%)
 Baxter International
  5.25%; 05/01/07                                       20,000        21,392
MEDICAL-DRUGS (0.18%)
 Eli Lilly
  5.50%; 07/15/06                                       20,000        21,884
 Wyeth
  7.90%; 02/15/05                                       25,000        27,557
                                                                      49,441
MEDICAL-HMO (0.10%)
 Anthem
  4.88%; 08/01/05                                       25,000        26,252

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                   Principal
                                                     Amount        Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HOSPITALS (0.09%)
 Tenet Healthcare
  5.00%; 07/01/07                                  $   25,000   $    23,750
METAL-ALUMINUM (0.29%)
 Alcan
  6.25%; 11/01/08                                      25,000        28,390
 Alcoa
  7.25%; 08/01/05                                      45,000        49,918
                                                                     78,308
MISCELLANEOUS INVESTING (1.16%)
 Archstone-Smith Trust
  7.15%; 10/15/03                                      35,000        35,651
 Camden Property Trust
  5.88%; 06/01/07                                      25,000        26,742
 Duke Realty
  7.30%; 06/30/03                                      35,000        35,300
 Kimco Realty
  6.50%; 10/01/03                                      30,000        30,595
 Mack-Cali Realty
  7.00%; 03/15/04                                      25,000        26,071
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                      10,000        10,571
 Oasis Residential
  7.00%; 11/15/03                                      35,000        36,046
 Prologis
  7.00%; 10/01/03                                      35,000        35,830
 Simon Property Group
  6.63%; 06/15/03                                      50,000        50,277
  6.75%; 02/09/04                                      25,000        25,953
                                                                    313,036
MONEY CENTER BANKS (1.10%)
 Bank of America
  4.75%; 10/15/06                                     160,000       170,949
 JP Morgan Chase
  5.25%; 05/30/07                                      55,000        59,675
  5.35%; 03/01/07                                      60,000        65,097
                                                                    295,721
MORTGAGE BACKED SECURITIES (10.38%)
 Bear Stearns Commercial Mortgage Securities
  7.64%; 02/15/32                                     203,496       229,320
 Chase Commercial Mortgage Securities
  7.03%; 10/15/08                                     190,109       211,762
 CS First Boston Mortgage Securities
  4.39%; 08/15/36                                     143,989       149,597
 DLJ Mortgage Acceptance /1/
  7.58%; 03/13/28                                     121,341       122,990
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                     200,000       228,272
 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                      46,986        50,395
 GE Capital Commercial Mortgage
  3.35%; 08/11/36                                     109,275       111,944
 GMAC Commercial Mortgage Securities
  6.57%; 09/15/33                                      92,277       100,782

                                                 Principal
                                                  Amount            Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 JP Morgan Chase Commercial Mortgage Securities
  4.37%; 10/12/37                               $  196,710     $   202,734
  4.55%; 05/12/34                                  209,964         220,034
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                  147,669         156,839
 LB-UBS Commercial Mortgage Trust
  4.90%; 06/15/26                                  320,000         340,691
  5.40%; 03/15/26                                  199,417         212,656
 Morgan Stanley Capital I
  4.57%; 12/18/32                                  169,893         178,091
 Mortgage Capital Funding
  7.15%; 07/20/27                                   10,715          10,704
 NationsLink Funding
  7.23%; 06/20/31                                  230,000         267,093
                                                                 2,793,904
MULTI-LINE INSURANCE (0.20%)
 Allstate
  7.88%; 05/01/05                                   25,000          27,833
 Hartford Financial Services Group
  4.70%; 09/01/07                                   25,000          25,780
                                                                    53,613
MULTIMEDIA (0.75%)
 AOL Time Warner
  6.13%; 04/15/06                                   60,000          63,871
 Gannett
  5.50%; 04/01/07                                   25,000          27,386
 Viacom
  7.75%; 06/01/05                                   45,000          50,078
 Walt Disney
  7.30%; 02/08/05                                   55,000          59,462
                                                                   200,797
OIL COMPANY-EXPLORATION & PRODUCTION (0.68%)
 Anadarko Petroleum
  5.38%; 03/01/07                                   60,000          64,749
 Kerr-McGee
  5.38%; 04/15/05                                   20,000          21,052
 PennzEnergy
  10.25%; 11/02/05                                  60,000          69,928
 Petroleos Mexicanos
  6.50%; 02/01/05                                   25,000          26,650
                                                                   182,379
OIL COMPANY-INTEGRATED (1.00%)
 Amerada Hess
  5.90%; 08/15/06                                   25,000          27,026
 BP Canada Finance
  3.63%; 01/15/09                                   45,000          45,945
 ChevronTexaco Capital
  3.38%; 02/15/08                                    5,000           5,074
 Conoco
  5.90%; 04/15/04                                   60,000          62,359
 Marathon Oil
  5.38%; 06/01/07                                   25,000          26,549
 Occidental Petroleum
  4.00%; 11/30/07                                   25,000          25,389

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                              Principal
                                                Amount                   Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 Phillips Petroleum
  8.50%; 05/25/05                              $   45,000            $    50,819
 Union Oil Company of California
  6.38%; 02/01/04                                  25,000                 25,713
                                                                         268,874
OIL REFINING & MARKETING (0.17%)
 Tosco
  8.25%; 05/15/03                                  25,000                 25,043
 Valero Energy
  6.13%; 04/15/07                                  20,000                 21,350
                                                                          46,393
PAPER & RELATED PRODUCTS (0.50%)
 Nexfor
  7.50%; 07/15/03                                  35,000                 35,344
 Union Camp
  7.00%; 08/15/06                                  20,000                 22,399
 Weyerhaeuser
  2.54%; 09/15/03                                  40,000                 40,003
  5.50%; 03/15/05                                  35,000                 36,771
                                                                         134,517
PIPELINES (0.52%)
 Duke Energy Field Services
  7.50%; 08/16/05                                  55,000                 60,169
 Kinder Morgan
  6.65%; 03/01/05                                  50,000                 54,016
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                  25,000                 26,831
                                                                         141,016
POULTRY (0.12%)
 Tyson Foods
  6.63%; 10/01/04                                  30,000                 31,330
PROPERTY & CASUALTY INSURANCE (0.28%)
 ACE INA Holdings
  8.20%; 08/15/04                                  25,000                 26,786
 St. Paul
  7.88%; 04/15/05                                  45,000                 49,138
                                                                          75,924
PUBLISHING-NEWSPAPERS (0.08%)
 Thomson
  5.75%; 02/01/08                                  20,000                 22,069
REAL ESTATE OPERATOR & DEVELOPER (0.17%)
 EOP Operating
  7.38%; 11/15/03                                  45,000                 46,241
REGIONAL AUTHORITY (0.70%)
 New Brunswick
  3.50%; 10/23/07                                  10,000                 10,259
 Province of Manitoba
  2.75%; 01/17/06                                  50,000                 50,689
 Province of Ontario
  3.50%; 09/17/07                                  45,000                 46,065
 Province of Quebec
  5.50%; 04/11/06                                  75,000                 81,655
                                                                         188,668

                                         Principal
                                           Amount                   Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (2.46%)
 Bank One
  7.63%; 08/01/05                         $  140,000            $   157,049
 First Union
  7.55%; 08/18/05                            115,000                129,096
 FleetBoston Financial
  7.25%; 09/15/05                             50,000                 55,731
 KeyCorp
  4.63%; 05/16/05                             35,000                 36,739
 Korea Development Bank
  7.13%; 04/22/04                             40,000                 41,627
 PNC Funding
  5.75%; 08/01/06                             35,000                 38,106
 SunTrust Banks
  5.05%; 07/01/07                             20,000                 21,575
 U.S. Bancorp
  6.75%; 10/15/05                             50,000                 55,152
 Wells Fargo
  5.90%; 05/21/06                            115,000                126,850
                                                                    661,925
RETAIL-DISCOUNT (0.54%)
 Costco Wholesale
  5.50%; 03/15/07                             25,000                 27,258
 Target
  5.40%; 10/01/08                             20,000                 21,724
 Wal-Mart Stores
  6.55%; 08/10/04                             90,000                 95,635
                                                                    144,617
RETAIL-DRUG STORE (0.09%)
 CVS
  3.88%; 11/01/07                             25,000                 25,417
RETAIL-MAJOR DEPARTMENT STORE (0.15%)
 Sears Roebuck
  6.25%; 01/15/04                             40,000                 40,783
RETAIL-RESTAURANTS (0.10%)
 McDonald's
  5.38%; 04/30/07                             25,000                 26,903
SAVINGS & LOANS-THRIFTS (0.12%)
 Golden West Financial
  4.13%; 08/15/07                             30,000                 31,243
SOVEREIGN (1.14%)
 Finland Government
  4.75%; 03/06/07                             45,000                 48,431
 Italy Government
  4.38%; 10/25/06                            185,000                195,405
 Mexico Government
  8.50%; 02/01/06                             55,000                 63,305
                                                                    307,141
SPECIAL PURPOSE BANKS (0.75%)
 KFW International Finance
  3.75%; 10/01/04                            195,000                200,870
SUPRANATIONAL BANK (1.84%)
 Asian Development Bank
  2.38%; 03/15/06                            105,000                105,939

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                           APRIL 30, 2003 (UNAUDITED)


                                            Principal
                                              Amount                    Value
 ------------------------------------------------------------------------------
BONDS (CONTINUED)
SUPRANATIONAL BANK (CONTINUED)
 Corp Andina de Fomento
  6.75%; 03/15/05                          $   50,000            $    52,679
 European Investment Bank
  4.63%; 03/01/07                             220,000                234,291
 Inter-American Development Bank
  6.50%; 10/20/04                              95,000                101,994
                                                                     494,903
TELECOMMUNICATION SERVICES (0.19%)
 Citizens Communications
  6.38%; 08/15/04                              50,000                 52,354
TELEPHONE-INTEGRATED (1.48%)
 BellSouth
  5.00%; 10/15/06                              50,000                 53,713
 British Telecommunications
  7.88%; 12/15/05                              70,000                 79,354
 Deutsche Telekom International Finance
  8.25%; 06/15/05                              45,000                 49,990
 France Telecom
  8.70%; 03/01/06                              25,000                 28,392
 SBC Communications
  5.75%; 05/02/06                              75,000                 81,995
 Sprint Capital
  7.13%; 01/30/06                             100,000                105,500
                                                                     398,944
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                              10,000                 11,053
TOOLS-HAND HELD (0.09%)
 Stanley Works /1/
  3.50%; 11/01/07                              25,000                 25,031
TRANSPORT-RAIL (0.58%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                              50,000                 55,303
 Norfolk Southern
  1.96%; 07/07/03                              35,000                 35,016
  7.88%; 02/15/04                              10,000                 10,476
 Union Pacific
  7.60%; 05/01/05                              50,000                 55,050
                                                                     155,845
                                         TOTAL BONDS              23,947,638

                                                         Principal
      Type           Rate              Maturity           Amount                              Value
 ------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (7.02%)
                                                                    $                     $
FHLMC /2/        4.50%        11/01/09 - 05/01/10                    1,068,332              1,092,107
FHLMC            5.50%        12/01/08 - 04/01/09                      308,387                319,875
FHLMC            6.00%        08/01/06                                 156,949                163,032
FHLMC            6.50%        12/01/15                                 297,316                314,025
                              TOTAL FHLMC CERTIFICATES                                      1,889,039


                                                        Principal
      Type           Rate              Maturity           Amount                              Value
------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (2.18%)
                                                                    $                     $
FNMA             4.50%        12/01/09                                  96,353                 98,448
FNMA             5.50%        01/01/09 - 05/01/09                      471,197                488,367
                              TOTAL FNMA CERTIFICATES                                         586,815

                                        Principal
                                        Amount                 Value
------------------------------------------------------------------------------
COMMERCIAL PAPER (1.28%)
FINANCE-MORTGAGE LOAN/BANKER (1.28%)
 Investment in Joint Trading Account;
   Federal Home Loan Bank                  $                     $
  1.25%; 05/01/03                            344,360                344,360
                             TOTAL COMMERCIAL PAPER                 344,360
                                                                -----------

               TOTAL PORTFOLIO INVESTMENTS (99.42%)              26,767,852
LIABILITIES, NET OF CASH AND RECEIVABLES (0.58%)                    156,588
                         TOTAL NET ASSETS (100.00%)             $26,924,440
                                                               -------------

/1/ Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $210,384 or 0.78% of net assets.
/2/  Security or a portion of the security was purchased in a "to-be- announced"
     (TBA) transaction. See Notes to Financial Statements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                      INTERNATIONAL EMERGING MARKETS FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held           Value
--------------------------------------------------------------------------------
COMMON STOCKS (93.26%)
AGRICULTURAL OPERATIONS (0.74%)
 Bunge                                                  2,248      $  62,967
AUDIO & VIDEO PRODUCTS (0.42%)
 Vestel Elektronik Sanayi /1/                      14,873,000         35,615
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (1.06%)
 Hyundai Mobis                                          4,490         89,246
BREWERY (2.83%)
 Anadolu Efes Biracilik ve Malt Sanayii             2,075,400         41,415
 Companhia de Bebidas das Americas                      4,308         85,686
 Fomento Economico Mexicano                             1,200         45,552
 Hite Brewery                                           1,320         66,272
                                                                     238,925
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.74%)
 Anhui Conch Cement                                   146,000         67,393
 Apasco                                                 5,200         35,468
 Siam Cement                                           15,000         44,437
                                                                     147,298
BUILDING-RESIDENTIAL & COMMERCIAL (1.87%)
 Corporacion GEO /1/                                   23,500         64,846
 Land & Houses Public                                 519,500         93,309
                                                                     158,155
CASINO HOTELS (0.43%)
 Genting Berhad                                        11,598         36,625
CELLULAR TELECOMMUNICATIONS (3.85%)
 America Movil                                         10,340        173,402
 China Mobile                                          47,080         94,473
 Vimpel Communications /1/                              1,452         57,877
                                                                     325,752
CHEMICALS-PLASTICS (0.60%)
 Formosa Plastics                                      41,000         50,574
COATINGS & PAINT (0.52%)
 Kumgang Korea Chemical                                   520         44,296
COMMERCIAL BANKS (7.78%)
 Akbank                                             6,795,000         24,082
 Banco Bradesco                                         3,700         76,220
 Bank Pekao                                             2,240         50,313
 Chinatrust Financial Holding /1/                     113,022         88,187
 Hansabank                                              3,635         66,205
 Komercni Banka                                           880         61,309
 Kookmin Bank                                           1,656         46,477
 OTP Bank                                               3,720         39,938
 Public Bank                                           89,000         51,526
 Standard Bank Investment                              23,730         95,229
 Thai Farmers Bank /1/                                 68,700         58,091
                                                                     657,577
COMPUTERS (0.72%)
 Quanta Computer                                       35,000         61,245
COMPUTERS-PERIPHERAL EQUIPMENT (0.61%)
 Ambit Microsystems                                    18,000         51,377

                                                     Shares
                                                      Held           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-PAPER & PLASTIC (0.49%)
 Taiwan Hon Chuan Enterprise                           31,000       $ 41,262
DISTRIBUTION-WHOLESALE (0.51%)
 Esprit Holdings                                       21,900         42,963
DIVERSIFIED FINANCIAL SERVICES (2.27%)
 FirstRand                                             44,314         43,240
 Shinhan Financial Group                                8,704         85,965
 Sinopac Holdings /1/                                 201,801         62,810
                                                                     192,015
DIVERSIFIED MINERALS (3.62%)
 Anglo American                                        15,290        221,482
 Antofagasta                                            3,973         39,972
 Cia Vale do Rio Doce /1/                               1,600         44,736
                                                                     306,190
DIVERSIFIED OPERATIONS (1.53%)
 Alfa                                                  49,900         85,090
 Grupo Carso /1/                                       15,459         44,085
                                                                     129,175
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.43%)
 Enka Insaat ve Sanayi                              1,056,000         36,751
ELECTRIC PRODUCTS-MISCELLANEOUS (1.60%)
 LG Electronics                                         1,120         38,624
 Moatech                                                6,100         43,880
 Techtronic Industries                                 42,000         52,775
                                                                     135,279
ELECTRIC-GENERATION (1.63%)
 CEZ                                                   14,100         52,593
 Huaneng Power International                           44,000         41,749
 Ratchaburi Electricity Generating Holding             77,200         43,219
                                                                     137,561
ELECTRIC-INTEGRATED (1.22%)
 Korea Electric Power                                  10,950        103,149
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.57%)
 AU Optronics /1/                                     109,000         55,344
 Samsung Electronics                                    1,993        500,301
                                                                     555,645
ELECTRONIC CONNECTORS (1.05%)
 Hon Hai Precision Industry                            28,450         88,957
FINANCE-CONSUMER LOANS (1.07%)
 African Bank Investments                             120,051         90,744
FINANCE-OTHER SERVICES (2.76%)
 Fubon Financial Holding                               84,000         57,349
 Grupo Financiero BBVA Bancomer /1/                   202,244        175,873
                                                                     233,222
FOOD-DAIRY PRODUCTS (0.63%)
 Wimm-Bill-Dann Foods                                   2,900         53,215
FOOD-MISCELLANEOUS/DIVERSIFIED (0.60%)
 Indofood Sukses Makmur                               606,000         50,654
FOOD-RETAIL (0.47%)
 Shoprite Holdings                                     51,340         39,512

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                      INTERNATIONAL EMERGING MARKETS FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (1.50%)
 OAO Gazprom                                            8,040      $ 126,630
GOLD MINING (0.79%)
 Harmony Gold Mining                                    6,340         67,092
INTERNET INFRASTRUCTURE SOFTWARE (0.58%)
 RADVision /1/                                          7,724         48,661
INTERNET SECURITY (0.58%)
 Check Point Software Technologies /1/                  3,106         48,857
LIFE & HEALTH INSURANCE (0.47%)
 Sanlam                                                48,041         39,812
MEDICAL-DRUGS (3.10%)
 Dr. Reddy's Laboratories /1/                           2,290         43,281
 Pliva D.D. /2/                                         4,217         58,777
 Ranbaxy Laboratories                                   2,514         39,294
 Teva Pharmaceutical Industries                         2,586        120,766
                                                                     262,118
MONEY CENTER BANKS (2.27%)
 Bank Hapoalim /1/                                     23,715         41,028
 State Bank of India /2/                               10,200        150,960
                                                                     191,988
NETWORKING PRODUCTS (0.49%)
 Accton Technology /1/                                 61,000         41,122
OIL COMPANY-EXPLORATION & PRODUCTION (1.68%)
 CNOOC                                                 35,000         45,999
 PTT Exploration & Production                          18,395         57,283
 PTT Public                                            35,500         38,920
                                                                     142,202
OIL COMPANY-INTEGRATED (4.79%)
 LUKOIL                                                 1,360         93,622
 PetroChina                                           412,000         94,032
 Petroleo Brasileiro                                    6,118        113,489
 YUKOS                                                    593        104,072
                                                                     405,215
OIL REFINING & MARKETING (0.55%)
 Tupras-Turkiye Petrol Rafine                       6,637,000         46,196
OIL-FIELD SERVICES (0.50%)
 Tenaris /1/                                            1,813         42,606
PAPER & RELATED PRODUCTS (1.42%)
 Sappi                                                  5,434         67,138
 Votorantim Celulose e Papel                            2,800         53,200
                                                                     120,338
PETROCHEMICALS (2.83%)
 Honam Petrochemical                                    1,650         41,488
 IOI Berhad                                            30,000         39,868
 LG Chemical                                            2,370         78,610
 Reliance Industries /2/                                6,840         79,430
                                                                     239,396
PLATINUM (0.79%)
 Impala Platinum Holdings                               1,350         66,792

                                                     Shares
                                                      Held           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POWER CONVERTER & SUPPLY EQUIPMENT (0.48%)
 Bharat Heavy Electricals                               8,315      $  40,333
PROPERTY & CASUALTY INSURANCE (0.81%)
 Samsung Fire & Marine Insurance                        1,390         68,642
REAL ESTATE OPERATOR & DEVELOPER (0.74%)
 Consorcio ARA /1/                                     34,100         62,919
RETAIL-DISCOUNT (1.44%)
 Lojas Americanas                                  19,200,538         78,865
 Walmart de Mexico                                     15,401         42,648
                                                                     121,513
RETAIL-HYPERMARKETS (0.58%)
 Pick'n Pay Stores                                     27,230         48,837
RETAIL-MAJOR DEPARTMENT STORE (0.79%)
 Shinsegae Department Store                               560         66,831
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.74%)
 Realtek Semiconductor                                 27,000         51,119
 Taiwan Semiconductor Manufacturing                   124,080        170,138
 Taiwan Semiconductor Manufacturing /1/                 5,826         48,764
 United Microelectronics /1/                           14,332         46,436
                                                                     316,457
SEMICONDUCTOR EQUIPMENT (0.63%)
 Advanced Semiconductor Engineering                   103,000         53,184
SHIPBUILDING (0.47%)
 Daewoo Shipbuilding & Marine Engineering               4,722         39,836
STEEL-PRODUCERS (1.85%)
 POSCO                                                  7,616        156,509
STEEL-SPECIALTY (0.44%)
 Cia Siderurgica Nacional                               1,600         36,816
TELECOMMUNICATION SERVICES (2.24%)
 SK Telecom                                             5,299         80,545
 Telekomunikasi Indonesia                             231,200        109,289
                                                                     189,834
TELEPHONE-INTEGRATED (5.22%)
 Brasil Telecom Participacoes                           3,150        111,510
 KT                                                     4,174         84,565
 Philippine Long Distance Telephone                     5,916         42,841
 Telefonos de Mexico                                    4,421        133,559
 Telkom                                                16,010         69,287
                                                                     441,762
TOBACCO (1.42%)
 British American Tobacco                               3,874         38,740
 ITC /2/                                                2,700         38,899
 KT&G /2/                                               5,494         42,053
                                                                     119,692
TRANSPORT-MARINE (0.45%)
 Evergreen Marine                                      63,000         38,494
                                         TOTAL COMMON STOCKS       7,886,630

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                      INTERNATIONAL EMERGING MARKETS FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                     Shares
                                                      Held           Value
--------------------------------------------------------------------------------
PREFERRED STOCKS (4.47%)
COMMERCIAL BANKS (1.08%)
                                                                   $
 Banco Itau Holding Financeira                      1,370,000         91,650
ELECTRIC-INTEGRATED (0.59%)
 Cia Energetica de Minas Gerais                     4,662,534         49,938
STEEL-SPECIALTY (1.50%)
 Gerdau                                            10,239,763        126,391
TELEPHONE-INTEGRATED (0.73%)
 Tele Norte Leste Participacoes                     4,091,381         62,115
TEXTILE-PRODUCTS (0.57%)
 Cia de Tecidos do Norte de Minas -
  Coteminas                                           704,950         47,893
                                      TOTAL PREFERRED STOCKS         377,987

                                              Principal
                                                Amount                Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (1.07%)
FINANCE-MORTGAGE LOAN/BANKER (1.07%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.25%; 05/01/03                            $ 90,283            $   90,283
                              TOTAL COMMERCIAL PAPER                 90,283
                                                                 ----------

                          TOTAL PORTFOLIO INVESTMENTS (98.80%)    8,354,900
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.20%)      101,717
                                    TOTAL NET ASSETS (100.00%)   $8,456,617
                                                               ------------

/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $370,119 or 4.38% of net assets.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
 Argentina                 $   42,606              0.51%
 Brazil                     1,041,476             12.47
 China                        135,781              1.63
 Czech Republic               113,902              1.36
 Hong Kong                    303,604              3.63
 Hungary                       98,716              1.18
 India                        392,196              4.69
 Indonesia                    159,943              1.92
 Israel                       259,313              3.10
 Korea                      1,677,287             20.08
 Malaysia                     166,760              2.00
 Mexico                       863,441             10.34
 Philippines                   42,841              0.51
 Poland                        50,312              0.60
 Russia                       435,416              5.21
 South Africa                 627,684              7.51
 Spain                         66,205              0.79
 Taiwan                     1,006,361             12.05
 Thailand                     335,259              4.01
 Turkey                       184,060              2.20
 United Kingdom               261,454              3.13
 United States                 90,283              1.08
              TOTAL        $8,354,900            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              INTERNATIONAL FUND I

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------

COMMON STOCKS (97.70%)
ADVERTISING SERVICES (0.51%)
 Aegis Group                                          124,500    $   145,754
AIRLINES (0.56%)
 Deutsche Lufthansa                                    15,571        159,871
AUTO-CARS & LIGHT TRUCKS (4.51%)
 Bayerische Motoren Werke                               9,841        328,378
 Honda Motor                                            8,845        292,955
 Nissan Motor                                          45,380        348,170
 PSA Peugeot Citroen                                    6,728        314,904
                                                                   1,284,407
BEVERAGES-WINE & SPIRITS (0.61%)
 Pernod-Ricard                                          1,980        173,791
BREWERY (0.59%)
 Interbrew                                              7,505        167,512
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.80%)
 Lafarge                                                3,374        226,676
BUILDING-HEAVY CONSTRUCTION (0.67%)
 Vinci                                                  2,950        192,100
CELLULAR TELECOMMUNICATIONS (5.58%)
 America Movil                                         11,500        192,855
 NTT DoCoMo                                               100        206,272
 Orange /1/                                            53,833        431,358
 Vodafone Group                                       383,614        757,192
                                                                   1,587,677
CHEMICALS-DIVERSIFIED (0.96%)
 Shin-Estu Chemical                                     3,920        117,343
 Sumitomo Chemical                                     57,107        154,667
                                                                     272,010
CHEMICALS-SPECIALTY (0.97%)
 Lonza Group                                            4,573        277,657
COMMERCIAL BANKS (6.59%)
 Allied Irish Banks                                    27,179        418,578
 Bank of Ireland                                       37,200        458,743
 Bank of Nova Scotia                                    3,700        143,889
 Chinatrust Financial Holding /1/                     257,000        200,528
 DnB Holding                                           44,020        210,104
 National Bank of Canada                               12,660        307,984
 Svenska Handelsbanken                                  8,609        136,823
                                                                   1,876,649
COMPUTERS-PERIPHERAL EQUIPMENT (0.31%)
 Ambit Microsystems                                    31,000         88,482
COOPERATIVE BANKS (0.85%)
 Banco Popolare di Verona e Novara                     17,900        243,113
DIVERSIFIED FINANCIAL SERVICES (0.86%)
 Deutsche Boerse                                        5,280        245,127
DIVERSIFIED MINERALS (0.98%)
 Anglo American                                         9,065        129,814
 Cia Vale do Rio Doce /1/                               5,340        149,306
                                                                     279,120

                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (0.62%)
 Brascan                                                7,850    $   177,016
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.53%)
 Rentokil Initial                                      50,340        150,855
ELECTRIC PRODUCTS-MISCELLANEOUS (1.42%)
 Brother Industries                                    30,000        201,493
 Sanyo Electric                                        65,000        203,295
                                                                     404,788
ELECTRIC-INTEGRATED (4.08%)
 E.ON                                                   6,941        329,212
 Endesa /1/                                            14,451        204,978
 Iberdrola                                             13,223        212,942
 Korea Electric Power                                  12,840        216,113
 Scottish & Southern Energy                            19,300        198,341
                                                                   1,161,586
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.66%)
 Koninklijke Philips Electronics                        8,748        162,745
 Kyocera                                                1,005         49,045
 Samsung Electronics                                    1,040        261,070
                                                                     472,860
FINANCE-INVESTMENT BANKER & BROKER (0.20%)
 Nomura Securities /1/                                  5,853         57,961
FINANCE-OTHER SERVICES (0.79%)
 Grupo Financiero BBVA Bancomer /1/                   257,500        223,924
FOOD-MISCELLANEOUS/DIVERSIFIED (3.86%)
 Nestle                                                 1,832        373,478
 Unilever                                              11,502        724,605
                                                                   1,098,083
GAS-DISTRIBUTION (1.84%)
 Centrica                                             106,547        283,105
 Tokyo Gas                                             74,000        240,751
                                                                     523,856
HOTELS & MOTELS (0.60%)
 Accor                                                  5,184        170,841
IMPORT & EXPORT (1.20%)
 Mitsubishi                                            57,425        341,391
LIFE & HEALTH INSURANCE (0.66%)
 Power Corp. of Canada                                  6,690        187,699
MACHINERY TOOLS & RELATED PRODUCTS (0.79%)
 Sandvik                                                8,865        225,426
MACHINERY-CONSTRUCTION & MINING (0.90%)
 Atlas Copco                                           10,541        255,803
MACHINERY-ELECTRICAL (0.93%)
 Schneider Electric                                     5,586        264,445
MEDICAL-DRUGS (6.57%)
 Aventis                                                4,347        220,780
 GlaxoSmithKline                                       13,001        260,567
 Novartis                                              13,111        517,171
 Novo Nordisk                                           6,000        217,357
 Schering                                               4,524        201,699

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              INTERNATIONAL FUND I

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
 Takeda Chemical Industries                             5,017    $   183,836
 Teva Pharmaceutical Industries                         1,800         84,060
 Yamanouchi Pharmaceutical                              7,293        184,068
                                                                   1,869,538
METAL-DIVERSIFIED (0.49%)
 Rio Tinto                                              7,250        138,584
MONEY CENTER BANKS (8.85%)
 ABN AMRO Holding                                      22,690        383,376
 Barclays                                              56,650        391,363
 BNP Paribas                                           11,174        524,496
 Royal Bank of Canada                                   4,966        207,003
 Royal Bank of Scotland                                25,395        666,042
 UniCredito Italiano                                   79,500        347,790
                                                                   2,520,070
MULTI-LINE INSURANCE (2.12%)
 AXA                                                   10,923        165,907
 ING Groep                                             10,880        176,667
 Riunione Adriatica di Sicurta                         18,128        261,383
                                                                     603,957
MULTIMEDIA (2.29%)
 Lagardere                                              4,790        183,035
 News                                                  16,533        467,553
                                                                     650,588
NON-HOTEL GAMBLING (0.54%)
 Hilton Group                                          63,270        154,716
OFFICE AUTOMATION & EQUIPMENT (2.67%)
 Canon                                                 14,655        592,295
 Ricoh                                                 11,020        169,005
                                                                     761,300
OIL COMPANY-EXPLORATION & PRODUCTION (1.55%)
 Canadian Natural Resources                             6,703        223,340
 Talisman Energy                                        5,500        219,409
                                                                     442,749
OIL COMPANY-INTEGRATED (5.84%)
 BP Amoco                                              19,170        121,635
 ENI                                                   35,526        506,292
 Shell Transport & Trading                             83,968        502,922
 TotalFinaElf                                           4,048        530,814
                                                                   1,661,663
OIL REFINING & MARKETING (0.70%)
 Statoil                                               24,984        198,150
OIL-FIELD SERVICES (0.59%)
 Saipem                                                24,200        168,795
PAPER & RELATED PRODUCTS (0.47%)
 UPM-Kymmene Oyj                                        9,108        133,155
PHOTO EQUIPMENT & SUPPLIES (0.37%)
 Fuji Photo Film                                        4,100        104,511
PIPELINES (0.30%)
 TransCanada PipeLines                                  5,333         85,129

                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (1.25%)
 Mitsui Sumitomo Insurance                             53,000    $   248,868
 QBE Insurance Group                                   20,000        106,844
                                                                     355,712
PUBLIC THOROUGHFARES (0.94%)
 Brisa-Auto Estradas de Portugal                       49,490        266,765
PUBLISHING-PERIODICALS (0.58%)
 Eniro                                                 21,600        165,043
REAL ESTATE MANAGEMENT & SERVICES (0.40%)
 Unibail                                                1,700        113,737
REAL ESTATE OPERATOR & DEVELOPER (0.47%)
 Land Securities Group                                 11,065        133,431
REINSURANCE (0.12%)
 Converium Holding                                        776         35,044
RETAIL-MAJOR DEPARTMENT STORE (1.66%)
 Metro                                                 17,265        473,986
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.65%)
 Taiwan Semiconductor Manufacturing                   136,000        186,483
SOAP & CLEANING PRODUCTS (0.61%)
 Reckitt Benckiser                                      9,800        172,761
STEEL-PRODUCERS (1.44%)
 Arcelor                                               20,624        233,386
 Pohang Iron & Steel                                    2,090        176,317
                                                                     409,703
TELECOMMUNICATION EQUIPMENT (0.98%)
 Nokia                                                 16,788        278,177
TELECOMMUNICATION SERVICES (1.38%)
 Amdocs /1/                                             6,413        113,254
 Cable & Wireless                                     232,926        280,136
                                                                     393,390
TELEPHONE-INTEGRATED (4.23%)
 Deutsche Telekom                                      30,900        413,123
 KT                                                     8,368        169,536
 Nippon Telegraph & Telephone                              41        143,703
 Royal KPN /1/                                         26,034        173,161
 Telecom Italia                                        17,595         86,595
 Telefonica /1/                                        19,638        217,188
                                                                   1,203,306
TOBACCO (1.82%)
 Altadis                                               20,060        517,139
TRANSPORT-MARINE (0.74%)
 Nippon Yusen Kabushiki Kaisha                         62,000        209,509
TRANSPORT-RAIL (0.51%)
 East Japan Railway                                        32        144,894
TRANSPORT-SERVICES (1.14%)
 Exel                                                  17,726        169,983

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              INTERNATIONAL FUND I

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
 TPG                                                    9,900    $   154,457
                                                                     324,440
                                         TOTAL COMMON STOCKS      27,812,905


                                                   Principal
                                                     Amount         Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (1.49%)
FINANCE-MORTGAGE LOAN/BANKER (1.49%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.25%; 05/01/03                                  $  423,896    $   423,896
                                      TOTAL COMMERCIAL PAPER         423,896
                                                                 -----------

                        TOTAL PORTFOLIO INVESTMENTS (99.19%)      28,236,801
CASH AND RECEIVABLES, NET OF LIABILITIES (0.81%)                     230,218
                                  TOTAL NET ASSETS (100.00%)     $28,467,019
                                                                 -------------

/1 /Non-income producing security.


                  INVESTMENTS BY COUNTRY
 Country                     Value          Percentage of
                                             Total Value
------------------------------------------------------------
 Australia                $   574,397                2.03%
 Belgium                      167,512                0.59
 Brazil                       149,306                0.53
 Canada                     1,551,469                5.49
 Denmark                      217,357                0.77
 Finland                      411,333                1.46
 France                     3,512,885               12.44
 Germany                    2,151,396                7.62
 Ireland                      877,321                3.11
 Israel                        84,060                0.30
 Italy                      1,613,968                5.72
 Japan                      4,194,032               14.85
 Korea                        823,036                2.92
 Luxembourg                   233,386                0.83
 Mexico                       416,779                1.48
 Netherlands                1,775,012                6.29
 Norway                       408,254                1.45
 Portugal                     266,765                0.94
 Spain                      1,152,246                4.08
 Sweden                       783,095                2.77
 Switzerland                1,203,350                4.26
 Taiwan                       475,493                1.68
 United Kingdom             4,657,200               16.49
 United States                537,149                1.90
             TOTAL        $28,236,801              100.00%
                          -------------           ----------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL FUND II

                           APRIL 30, 2003 (UNAUDITED)

                                                  Shares
                                                   Held            Value
----------------------------------------------------------------------------
COMMON STOCKS (97.84%)
ADVERTISING SERVICES (0.35%)
 Aegis Group                                       481,080      $    563,209
APPAREL MANUFACTURERS (0.92%)
 Onward Kashiyama                                  207,000         1,487,498
AUDIO & VIDEO PRODUCTS (0.53%)
 Pioneer                                            42,800           857,723
AUTO-CARS & LIGHT TRUCKS (4.68%)
 DaimlerChrysler                                    23,300           751,481
 Nissan Motor                                      268,600         2,060,783
 PSA Peugeot Citroen                                46,093         2,157,385
 Renault                                            15,000           648,675
 Toyota Motor                                       86,800         1,965,118
                                                                   7,583,442
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.42%)
 Hino Motors                                       144,000           685,829
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.74%)
 Koyo Seiko                                        207,000         1,197,635
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.61%)
 Hyundai Mobis                                      49,710           988,063
BEVERAGES-WINE & SPIRITS (1.30%)
 Pernod-Ricard                                      23,900         2,097,784
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.73%)
 Compagnie de Saint-Gobain                          17,840           617,591
 Obayashi                                          209,000           569,554
                                                                   1,187,145
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.49%)
 Italcementi                                        76,600           800,145
BUILDING-HEAVY CONSTRUCTION (0.64%)
 Hellenic Technodomiki                              77,780           486,094
 Skanska                                            93,940           543,218
                                                                   1,029,312
CELLULAR TELECOMMUNICATIONS (3.14%)
 Vodafone Group                                  2,572,361         5,077,426
CHEMICALS-DIVERSIFIED (1.88%)
 BASF                                               45,800         2,026,623
 Mitsubishi Chemical                               260,000           431,662
 Nippon Shokubai                                   113,000           584,613
                                                                   3,042,898
COMMERCIAL BANKS (7.21%)
 Alpha Bank /1/                                     42,270           586,836
 Australia & New Zealand Banking Group             209,817         2,447,832
 Banco Santander Central Hispano                   113,990           895,578
 Bank of Montreal                                   57,910         1,618,703
 Danske Bank                                       128,847         2,479,075
 Skandinaviska Enskilida Banken                     53,500           555,949
 Svenska Handelsbanken                              43,350           688,962
 Westpac Banking                                   240,990         2,398,453
                                                                  11,671,388
COMMERCIAL SERVICES (1.44%)
 Societe Generale de Surveillance Holding            6,683         2,338,040

                                                  Shares
                                                   Held            Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (0.88%)
 Kao                                                78,000      $  1,422,522
DISTRIBUTION-WHOLESALE (1.12%)
 Esprit Holdings                                   625,800         1,227,680
 Wolseley                                           60,600           587,419
                                                                   1,815,099
DIVERSIFIED MANUFACTURING OPERATIONS (0.35%)
 Siemens                                            11,430           565,085
DIVERSIFIED OPERATIONS (0.33%)
 Swire Pacific                                     134,800           534,080
ELECTRIC PRODUCTS-MISCELLANEOUS (0.91%)
 Sharp                                             103,000         1,079,574
 Toshiba /1/                                       146,000           389,301
                                                                   1,468,875
ELECTRIC-INTEGRATED (3.70%)
 E.ON                                               47,930         2,273,320
 Endesa                                            163,890         2,324,675
 Scottish Power                                    224,900         1,397,348
                                                                   5,995,343
ELECTRIC-TRANSMISSION (1.08%)
 National Grid Transco                             267,100         1,753,461
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.59%)
 Kyocera                                             8,100           395,287
 Omron                                             135,000         2,173,403
                                                                   2,568,690
ELECTRONIC MEASUREMENT INSTRUMENTS (1.02%)
 Keyence                                            10,230         1,644,383
ENTERPRISE SOFTWARE & SERVICE (0.69%)
 SAP                                                11,000         1,118,344
ENTERTAINMENT SOFTWARE (0.18%)
 Konami                                             22,300           293,195
FINANCE-OTHER SERVICES (0.42%)
 OM                                                118,710           677,746
FOOD-DAIRY PRODUCTS (0.96%)
 Meiji Dairies                                     427,000         1,561,060
FOOD-MISCELLANEOUS/DIVERSIFIED (2.36%)
 Nestle                                              4,290           874,574
 Unilever                                           46,800         2,948,316
                                                                   3,822,890
FOOD-RETAIL (2.07%)
 Colruyt                                            10,650           695,890
 Tesco                                             524,720         1,658,398
 Woolworths                                        124,300         1,004,606
                                                                   3,358,894
GAS-DISTRIBUTION (0.52%)
 Tokyo Gas                                         259,000           842,630
GAS-TRANSPORTATION (0.69%)
 Snam Rete Gas                                     309,697         1,123,271

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL FUND II

                           APRIL 30, 2003 (UNAUDITED)


                                                  Shares
                                                   Held            Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IMPORT & EXPORT (0.77%)
 Sumitomo                                          308,000      $  1,239,644
MEDICAL PRODUCTS (0.32%)
 Fresenius Medical Care                             10,300           516,117
MEDICAL-DRUGS (7.29%)
 Altana                                             19,160           945,109
 AstraZeneca                                        68,500         2,686,642
 Biovail International /1/                          14,800           539,861
 GlaxoSmithKline                                   102,486         2,054,030
 Novartis                                           73,984         2,918,340
 Sankyo                                             85,500         1,238,839
 Sanofi-Synthelabo                                  23,723         1,415,082
                                                                  11,797,903
METAL-DIVERSIFIED (0.30%)
 Inco /1/                                           26,500           487,070
MONEY CENTER BANKS (10.67%)
 ABN AMRO Holding                                  158,380         2,676,026
 BNP Paribas                                        63,874         2,998,179
 Canadian Imperial Bank of Commerce                 14,110           470,568
 HBOS                                              264,130         3,094,329
 HSBC Holdings                                     368,831         4,040,914
 Royal Bank of Scotland                            127,356         3,340,202
 UBS                                                13,902           659,584
                                                                  17,279,802
MULTI-LINE INSURANCE (2.09%)
 Aegon                                             112,979         1,148,634
 Zurich Financial Services                          21,260         2,241,525
                                                                   3,390,159
OFFICE AUTOMATION & EQUIPMENT (2.28%)
 Canon                                              68,000         2,748,281
 Ricoh                                              61,000           935,511
                                                                   3,683,792
OIL COMPANY-EXPLORATION & PRODUCTION (0.99%)
 EnCana                                             48,900         1,608,810
OIL COMPANY-INTEGRATED (5.57%)
 BP Amoco                                          529,457         3,359,433
 ENI                                                64,843           924,098
 Petro-Canada                                       18,900           622,754
 Repsol YPF                                         34,200           498,082
 Royal Dutch Petroleum                              27,530         1,126,016
 Shell Transport & Trading                         258,348         1,547,360
 TotalFinaElf                                        7,109           932,203
                                                                   9,009,946
PAPER & RELATED PRODUCTS (0.57%)
 Mayr-Melnhof Karton                                10,800           915,290
PHOTO EQUIPMENT & SUPPLIES (0.37%)
 Agfa Gevaert                                       29,880           593,560
PROPERTY & CASUALTY INSURANCE (0.41%)
 QBE Insurance Group                               122,780           655,915
PUBLISHING-NEWSPAPERS (0.71%)
 VNU                                                39,700         1,151,935

                                                  Shares
                                                   Held            Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-PERIODICALS (0.32%)
 Eniro                                              66,990      $    511,862
 Eniro                                              66,990             6,552
                                                                     518,414
REAL ESTATE MANAGEMENT & SERVICES (0.49%)
 Mitsubishi Estate                                 135,000           790,122
REAL ESTATE OPERATOR & DEVELOPER (2.30%)
 CapitaLand                                      1,451,840           842,192
 Cheung Kong                                       109,000           602,368
 Land Securities Group                             149,100         1,797,967
 Vallehermoso                                       45,880           474,131
                                                                   3,716,658
RETAIL-APPAREL & SHOE (0.78%)
 Debenhams                                         140,284           726,997
 Hennes & Mauritz                                   24,040           534,895
                                                                   1,261,892
RETAIL-BUILDING PRODUCTS (1.58%)
 Kingfisher                                        655,401         2,561,124
RETAIL-CATALOG SHOPPING (0.35%)
 GUS                                                61,100           564,679
RETAIL-MISCELLANEOUS/DIVERSIFIED (1.46%)
 Aeon                                               28,800           654,436
 Coles Myer                                        397,200         1,709,463
                                                                   2,363,899
SATELLITE TELECOM (0.57%)
 PT Multimedia Servicos de
  Telecomunicacoes e Multimedia                     58,700           920,404
STEEL-PRODUCERS (2.16%)
 Acerinox                                           19,148           713,516
 BHP Steel                                         963,017         2,042,188
 ThyssenKrupp                                       72,100           740,265
                                                                   3,495,969
TELECOMMUNICATION EQUIPMENT (2.61%)
 Alcatel                                           105,040           860,429
 Nokia                                             166,505         2,817,025
 Nortel Networks /1/                               209,960           541,697
                                                                   4,219,151
TELECOMMUNICATION SERVICES (0.87%)
 Tele2                                              42,400         1,415,113
TELEPHONE-INTEGRATED (4.48%)
 BT Group                                          219,200           627,978
 Deutsche Telekom                                   86,700         1,159,151
 France Telecom                                     37,500           866,295
 Nippon Telegraph & Telephone                          699         2,449,958
 Royal KPN /1/                                     121,900           810,801
 Telefonica /1/                                    120,950         1,337,654
                                                                   7,251,837
TOBACCO (1.26%)
 Imperial Tobacco Group                            123,000         2,047,430
TRANSPORT-MARINE (1.33%)
 Frontline                                          39,670           419,501

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL FUND II

                           APRIL 30, 2003 (UNAUDITED)


                                                  Shares
                                                   Held            Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (CONTINUED)
 Mitsui O.S.K. Lines                               206,000      $    538,923
 Nippon Yusen Kabushiki Kaisha                     356,000         1,202,985
                                                                   2,161,409
WIRE & CABLE PRODUCTS (0.99%)
 Bekaert                                            26,200         1,203,485
 Sumitomo Electric Industries                       70,000           391,498
                                                                   1,594,983
                                      TOTAL COMMON STOCKS        158,386,132
                                                                ------------

                     TOTAL PORTFOLIO INVESTMENTS (97.84%)        158,386,132
CASH AND RECEIVABLES, NET OF LIABILITIES (2.16%)                   3,503,160
                               TOTAL NET ASSETS (100.00%)       $161,889,292
                                                                --------------

/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
 Australia                $ 10,258,456              6.48%
 Austria                       915,290              0.58
 Belgium                     2,492,936              1.57
 Canada                      4,860,696              3.07
 Denmark                     2,479,075              1.57
 Finland                     2,817,025              1.78
 France                     12,593,623              7.95
 Germany                    10,095,494              6.37
 Greece                      1,072,930              0.68
 Hong Kong                   2,364,129              1.49
 Italy                       2,847,515              1.80
 Japan                      31,831,968             20.10
 Korea                         988,063              0.62
 Netherlands                 9,861,728              6.23
 Norway                        419,500              0.26
 Portugal                      920,404              0.58
 Singapore                     842,191              0.53
 Spain                       6,243,637              3.94
 Sweden                      4,934,297              3.12
 Switzerland                 9,032,062              5.70
 United Kingdom             39,486,346             24.93
 United States               1,028,767              0.65
             TOTAL        $158,386,132            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          INTERNATIONAL SMALLCAP FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                   Shares
                                                    Held          Value
--------------------------------------------------------------------------
COMMON STOCKS (97.98%)
ADVERTISING SERVICES (0.59%)
 Aegis Group                                        53,400      $   62,516
AIRLINES (0.44%)
 Asiana Airlines /1/                                24,658          45,866
APPAREL MANUFACTURERS (0.73%)
 Sanyo Shokai                                       14,400          76,673
APPLIANCES (2.45%)
 Fisher & Paykel Appliances Holdings                 6,650          39,801
 Merloni Elettrodomestici                            6,396          77,803
 Saeco International Group                          12,566          48,101
 SEB                                                   978          91,682
                                                                   257,387
AUDIO & VIDEO PRODUCTS (0.58%)
 Alpine Electronics                                  5,408          60,900
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.67%)
 Exedy                                               7,420          69,932
BEVERAGES-NON-ALCOHOLIC (0.43%)
 Cott /1/                                            2,484          45,382
BEVERAGES-WINE & SPIRITS (0.90%)
 Davide Campari                                      2,754          94,970
BREWERY (1.32%)
 Molson                                              6,032         138,754
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.65%)
 Geberit                                               367         115,542
 Kingspan Group                                     23,108          58,282
                                                                   173,824
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.51%)
 Carillion                                          24,423          53,477
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.94%)
 Ciments Francais                                      930          49,922
 Italcementi                                         8,217          85,833
 Sumitomo Osaka Cement                              49,160          68,014
                                                                   203,769
BUILDING-HEAVY CONSTRUCTION (3.90%)
 Daelim Industrial                                   4,880          79,526
 Fomento de Construcciones y Contratas               3,620          92,676
 Grupo Dragados                                      5,234         100,000
 Vinci                                               2,108         137,270
                                                                   409,472
BUILDING-RESIDENTIAL & COMMERCIAL (2.62%)
 Crest Nicholson                                    12,600          43,297
 McCarthy & Stone                                    9,400          53,934
 Persimmon                                          13,089          87,182
 Sekisui Chemical                                   35,400          90,830
                                                                   275,243
CASINO HOTELS (0.52%)
 Sky City Entertainment Group                       11,800          54,783
CELLULAR TELECOMMUNICATIONS (0.65%)
 Mobistar                                            2,090          68,107

                                                   Shares
                                                    Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.73%)
 Mitsubishi Gas Chemical                            53,200       $  76,726
CHEMICALS-SPECIALTY (0.56%)
 Daicel Chemical Industries                         17,700          59,218
COATINGS & PAINT (1.05%)
 Kansai Paint                                       38,200         110,506
COMMERCIAL BANKS (2.62%)
 Anglo Irish Bank                                   18,758         141,094
 Banca Monte dei Paschi di Siena                    15,015          41,473
 Bank of Kyoto                                      11,000          46,948
 Jyske Bank /1/                                      1,400          45,666
                                                                   275,181
COMMERCIAL SERVICES (1.00%)
 Societe Generale de Surveillance Holding              300         104,955
COMPUTER SERVICES (0.66%)
 Indra Sistemas                                      8,047          69,149
COMPUTERS-PERIPHERAL EQUIPMENT (0.38%)
 Logitech International                              1,090          40,183
CONSULTING SERVICES (0.53%)
 Drake Beam Morin                                    1,640          55,556
COOPERATIVE BANKS (0.76%)
 Banca Popolare di Lodi                              8,292          79,398
DIAGNOSTIC EQUIPMENT (0.45%)
 Draegerwerk                                         1,422          47,212
DISTRIBUTION-WHOLESALE (1.94%)
 Esprit Holdings                                    61,340         120,336
 Inchcape                                            7,152          83,558
                                                                   203,894
DIVERSIFIED OPERATIONS (1.58%)
 DCC                                                 3,900          48,312
 Industriforvaltnings AB Kinnevik                    7,590         117,844
                                                                   166,156
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.00%)
 Jarvis                                             20,640         104,736
ELECTRIC PRODUCTS-MISCELLANEOUS (1.99%)
 Brother Industries                                 18,750         125,933
 Ultra Electronics Holdings                          4,000          29,472
 Vossloh                                             1,528          53,715
                                                                   209,120
ELECTRIC-TRANSMISSION (0.40%)
 Red Electrica de Espana                             3,530          41,955
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.39%)
 Micronas Semiconductor Holdings /1/                 1,787          41,503
ELECTRONIC PARTS DISTRIBUTION (0.31%)
 Macnica                                             2,000          32,115
ENERGY-ALTERNATE SOURCES (0.98%)
 Grupo Auxiliar Metalurgico /1/                      5,024         102,997

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          INTERNATIONAL SMALLCAP FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                   Shares
                                                    Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.85%)
 Downer EDI                                        129,228      $   48,503
 Fugro                                                 994          40,323
                                                                    88,826
FINANCE-CONSUMER LOANS (2.11%)
 Cattles                                            23,337         118,609
 Nissin                                              7,300          31,952
 Provident Financial                                 7,720          70,823
                                                                   221,384
FINANCE-INVESTMENT BANKER & BROKER (1.71%)
 ICAP                                                8,278         128,663
 Seoul Securities                                   20,432          50,449
                                                                   179,112
FINANCE-LEASING COMPANY (0.41%)
 Sumisho Lease                                       3,055          42,574
FINANCE-MORTGAGE LOAN/BANKER (0.47%)
 Kensington Group                                   15,200          49,316
FINANCE-OTHER SERVICES (0.58%)
 Intrum Justitia                                    12,634          61,010
FISHERIES (0.46%)
 Maruha                                             42,809          48,459
FOOD-CATERING (0.59%)
 Elior                                              10,640          61,746
FOOD-DAIRY PRODUCTS (0.75%)
 Meiji Dairies                                      21,484          78,543
FOOD-MISCELLANEOUS/DIVERSIFIED (0.79%)
 COFCO International                               158,200          52,740
 Viscofan                                            4,240          30,047
                                                                    82,787
FOOD-RETAIL (1.37%)
 Colruyt                                             1,160          75,797
 Sobeys                                              2,620          67,755
                                                                   143,552
FOOD-WHOLESALE & DISTRIBUTION (1.56%)
 Fyffes                                             75,001         116,345
 Metcash Trading                                    35,052          47,581
                                                                   163,926
GAS-DISTRIBUTION (1.48%)
 Enagas                                              6,276          45,456
 Toho Gas                                           39,700         110,185
                                                                   155,641
HOTELS & MOTELS (0.48%)
 Jurys Doyle Hotel Group                             6,324          49,968
INVESTMENT COMPANIES (1.13%)
 Eurazeo                                             1,260          64,191
 Macquarie Infrastructure Group                     26,439          54,413
                                                                   118,604
LEISURE & RECREATION PRODUCTS (0.50%)
 Daiichikosho                                        1,814          52,476

                                                   Shares
                                                    Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY TOOLS & RELATED PRODUCTS (0.35%)
 ASM Pacific Technology                             15,000      $   37,216
MACHINERY-CONSTRUCTION & MINING (0.67%)
 Hitachi Construction Machinery                     13,710          70,125
MACHINERY-ELECTRICAL (0.55%)
 Kone                                                1,709          58,171
MARINE SERVICES (0.34%)
 IHC Caland                                            702          36,234
MEDICAL INFORMATION SYSTEM (0.79%)
 iSoft Group                                        19,746          83,316
MEDICAL INSTRUMENTS (1.70%)
 Elekta /1/                                          3,800          41,346
 Getinge                                             4,029          91,124
 Radiometer                                            816          46,610
                                                                   179,080
MEDICAL-DRUGS (4.07%)
 Acambis                                             9,500          43,273
 Fujirebio                                           6,640          52,837
 Galen Holdings                                     12,900          91,232
 Kaken Pharmaceutical                               10,987          46,063
 Kissei Pharmaceutical                               4,700          54,976
 Powderject Pharmaceuticals                          9,121          75,804
 Schwarz Pharmaceuticals                             1,490          63,853
                                                                   428,038
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.88%)
 Kuraya Sanseido                                    11,510          92,844
METAL PROCESSORS & FABRICATION (0.92%)
 Crane Group                                         6,900          38,847
 Sims Group                                         10,554          57,768
                                                                    96,615
METAL-DIVERSIFIED (0.95%)
 Mitsui Mining & Smelting                           38,180         100,204
MISCELLANEOUS INVESTING (1.05%)
 Japan Retail Fund Investment                           12          58,259
 ORIX JREIT                                             12          51,920
                                                                   110,179
MORTGAGE BANKS (3.00%)
 Alliance & Leicester                                3,907          50,642
 DEPFA Bank                                          2,370         128,279
 Northern Rock                                      11,893         136,002
                                                                   314,923
OFFICE AUTOMATION & EQUIP (0.60%)
 Neopost                                             1,820          62,965
OIL COMPANY-EXPLORATION & PRODUCTION (1.02%)
 Paladin Resources                                  41,115          48,627
 Penn West Petroleum /1/                             2,190          58,391
                                                                   107,018
OIL REFINING & MARKETING (0.38%)
 Nippon Mining Holdings                             23,000          40,114

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          INTERNATIONAL SMALLCAP FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                   Shares
                                                    Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (0.24%)
 Moulin International Holdings                      59,512      $   25,181
PAPER & RELATED PRODUCTS (1.18%)
 Billerud                                            3,329          44,158
 Mayr-Melnhof Karton                                   940          79,664
                                                                   123,822
PHOTO EQUIPMENT & SUPPLIES (1.04%)
 Minolta                                            19,667         108,840
PROPERTY & CASUALTY INSURANCE (1.84%)
 Aioi Insurance                                     37,500          83,012
 Kingsway Financial Services /1/                     9,628         110,736
                                                                   193,748
PROPERTY TRUST (1.42%)
 CFS Gandel Retail Trust                            84,453          73,961
 Investa Property Group                             57,851          75,273
                                                                   149,234
PUBLIC THOROUGHFARES (0.47%)
 Autostrada Torino                                   4,483          48,880
PUBLISHING-NEWSPAPERS (2.61%)
 Arnoldo Mondadori Editore                           7,900          55,984
 Compagnie Industriali Riunite                      60,600          67,765
 John Fairfax Holdings                              41,600          79,370
 Johnston Press                                     11,800          70,817
                                                                   273,936
PUBLISHING-PERIODICALS (1.96%)
 Emap                                                6,175          79,250
 Eniro                                              16,525         126,265
                                                                   205,515
REAL ESTATE MANAGEMENT & SERVICES (1.86%)
 Corio                                               2,053          61,196
 Daibiru                                             9,010          33,770
 Eurocommercial Properties                           1,200          27,119
 Unibail                                             1,100          73,595
                                                                   195,680
REAL ESTATE OPERATOR & DEVELOPER (1.69%)
 Hammerson                                           7,732          56,228
 Inmobiliaria Urbis                                  7,527          54,181
 Keppel Land                                       109,050          66,943
                                                                   177,352
RETAIL-APPAREL & SHOE (1.37%)
 Debenhams                                           7,700          39,904
 New Look Group                                     11,900          46,620
 Next                                                3,821          57,619
                                                                   144,143
RETAIL-AUTOMOBILE (0.81%)
 USS                                                 1,670          85,138
RETAIL-BUILDING PRODUCTS (0.86%)
 Grafton Group                                      23,030          90,469
RETAIL-CONVENIENCE STORE (0.30%)
 MINISTOP                                            1,954          31,327

                                                   Shares
                                                    Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-SPORTING GOODS (0.48%)
 Xebio                                               3,080      $   49,922
RUBBER & VINYL (0.34%)
 Zeon                                                7,400          35,740
RUBBER-TIRES (1.27%)
 Continental                                         7,503         133,136
SATELLITE TELECOM (1.08%)
 PT Multimedia Servicos de Telecomunicacoes
  e Multimedia                                       7,241         113,537
SHIPBUILDING (0.51%)
 Samsung Heavy Industries                           12,157          53,831
SOAP & CLEANING PRODUCTS (0.36%)
 Mcbride                                            33,500          38,282
STEEL-PRODUCERS (1.18%)
 ThyssenKrupp                                        7,370          75,669
 Yodogawa Steel Works                               17,800          48,060
                                                                   123,729
TELECOMMUNICATION EQUIPMENT (0.57%)
 Elcoteg Network                                     4,259          59,556
TELECOMMUNICATION SERVICES (0.64%)
 Cable & Wireless                                   55,900          67,230
TEXTILE-PRODUCTS (0.67%)
 Fountain Set Holdings                             103,200          70,132
TOYS (0.34%)
 Zapf Creation                                         980          35,818
TRANSPORT-MARINE (1.00%)
 Kawasaki Kisen Kaisha                              45,800         104,841
TRANSPORT-TRUCK (0.97%)
 Seino Transportation                               17,300         102,123
WATER (0.58%)
 Kelda Group                                         9,268          60,954
WIRE & CABLE PRODUCTS (0.60%)
 Fujikura                                           27,769          62,635
                                      TOTAL COMMON STOCKS       10,291,312

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          INTERNATIONAL SMALLCAP FUND

                           APRIL 30, 2003 (UNAUDITED)


                                            Principal
                                              Amount              Value
-------------------------------------------------------------------------------
COMMERCIAL PAPER (0.89%)
FINANCE-MORTGAGE LOAN/BANKER (0.89%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.25%; 05/01/03                           $93,599              $93,598
                               TOTAL COMMERCIAL PAPER             93,598

              TOTAL PORTFOLIO INVESTMENTS (98.87%)             10,384,910
     CASH AND RECEIVABLES, NET OF LIABILITIES (1.13%)             118,177
                       TOTAL NET ASSETS (100.00%)             $10,503,087
                                                             -------------

/1 /Non-income producing security.


                  INVESTMENTS BY COUNTRY
 Country                     Value          Percentage of
                                             Total Value
------------------------------------------------------------
 Australia                $   428,134                4.12%
 Austria                      127,245                1.23
 Belgium                      143,904                1.39
 Bermuda                       77,921                0.75
 Canada                       421,019                4.05
 Denmark                       92,276                0.89
 Finland                      117,727                1.13
 France                       541,370                5.21
 Germany                      409,404                3.94
 Hong Kong                    227,683                2.19
 Ireland                      632,749                6.09
 Italy                        600,207                5.78
 Japan                      2,550,293               24.56
 Korea                        229,672                2.21
 Netherlands                  164,872                1.59
 New Zealand                   94,583                0.91
 Portugal                     113,537                1.09
 Singapore                     66,943                0.65
 Spain                        536,462                5.17
 Sweden                       481,747                4.64
 Switzerland                  302,182                2.91
 United Kingdom             1,931,381               18.60
 United States                 93,599                0.90
             TOTAL        $10,384,910              100.00%
                          -------------           ----------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND FUND I

                           APRIL 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held         Value
------------------------------------------------------------------------------
COMMON STOCKS (99.86%)
AEROSPACE & DEFENSE (0.50%)
 Raytheon                                                 1,730   $    51,779
AEROSPACE & DEFENSE EQUIPMENT (1.29%)
 Lockheed Martin                                          1,320        66,066
 United Technologies                                      1,100        67,991
                                                                      134,057
AGRICULTURAL OPERATIONS (0.22%)
 Monsanto                                                 1,290        22,446
APPAREL MANUFACTURERS (0.97%)
 Jones Apparel Group /1/                                    720        20,534
 Liz Claiborne                                            1,390        45,217
 VF                                                         900        35,406
                                                                      101,157
APPLICATIONS SOFTWARE (3.93%)
 Citrix Systems /1/                                       1,430        27,113
 Compuware /1/                                            6,088        26,726
 Microsoft                                               13,910       355,679
                                                                      409,518
AUTO-CARS & LIGHT TRUCKS (0.99%)
 Ford Motor                                               6,000        61,800
 General Motors                                           1,140        41,097
                                                                      102,897
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.37%)
 Paccar                                                     660        38,551
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.47%)
 Dana                                                     1,350        12,542
 Delphi Automotive Systems                                4,330        36,372
                                                                       48,914
BEVERAGES-NON-ALCOHOLIC (2.28%)
 Coca-Cola                                                2,480       100,192
 Coca-Cola Enterprises                                    1,420        27,676
 Pepsico                                                  2,530       109,498
                                                                      237,366
BREWERY (0.25%)
 Anheuser-Busch                                             530        26,436
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.31%)
 Masco                                                    1,530        32,237
CABLE TV (0.56%)
 Comcast /1/                                              1,830        58,395
CASINO SERVICES (0.26%)
 International Game Technology /1/                          310        26,753
CELLULAR TELECOMMUNICATIONS (0.52%)
 AT&T Wireless Services /1/                               8,460        54,652
CHEMICALS-DIVERSIFIED (0.66%)
 E. I. Du Pont de Nemours                                 1,610        68,473
COATINGS & PAINT (0.24%)
 Sherwin-Williams                                           890        24,813
COMMERCIAL BANKS (0.45%)
 First Tennessee National                                   840        36,792

                                                       Shares
                                                        Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 SouthTrust                                                 380   $    10,207
                                                                       46,999
COMMERCIAL SERVICE-FINANCE (0.51%)
 Equifax                                                  1,310        30,379
 H&R Block                                                  590        22,786
                                                                       53,165
COMMERCIAL SERVICES (0.44%)
 Convergys /1/                                            2,810        45,578
COMPUTERS (3.03%)
 Dell Computer /1/                                        3,480       100,607
 Hewlett-Packard                                          1,603        26,129
 International Business Machines                          2,224       188,817
                                                                      315,553
COMPUTERS-MEMORY DEVICES (0.53%)
 EMC /1/                                                  6,100        55,449
COMPUTERS-PERIPHERAL EQUIPMENT (0.33%)
 Lexmark International /1/                                  460        34,275
CONSUMER PRODUCTS-MISCELLANEOUS (1.20%)
 American Greetings /1/                                   3,010        43,825
 Clorox                                                     830        37,533
 Fortune Brands                                             520        25,168
 Tupperware                                               1,350        18,711
                                                                      125,237
CONTAINERS-PAPER & PLASTIC (0.19%)
 Pactiv /1/                                                 970        19,904
COSMETICS & TOILETRIES (2.24%)
 Gillette                                                   480        14,616
 International Flavors & Fragrances                       1,670        53,073
 Procter & Gamble                                         1,840       165,324
                                                                      233,013
DATA PROCESSING & MANAGEMENT (0.63%)
 First Data                                               1,660        65,122
DISPOSABLE MEDICAL PRODUCTS (0.42%)
 C.R. Bard                                                  690        43,732
DIVERSIFIED FINANCIAL SERVICES (2.10%)
 Citigroup                                                5,580       219,015
DIVERSIFIED MANUFACTURING OPERATIONS (5.05%)
 3M                                                         370        46,635
 General Electric                                        11,480       338,086
 Illinois Tool Works                                        850        54,383
 Textron                                                    540        15,925
 Tyco International                                       4,550        70,980
                                                                      526,009
E-COMMERCE-SERVICES (0.64%)
 eBay /1/                                                   192        17,812
 TMP Worldwide /1/                                        2,930        49,107
                                                                       66,919
ELECTRIC-INTEGRATED (2.25%)
 Dominion Resources                                         180        10,652
 Edison International /1/                                 2,380        34,724

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND FUND I

                           APRIL 30, 2003 (UNAUDITED)


                                                       Shares
                                                        Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Entergy                                                    840   $    39,153
 Exelon                                                   1,270        67,361
 FPL Group                                                  510        31,044
 PG&E /1/                                                 1,740        26,065
 PPL                                                        690        24,978
                                                                      233,977
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.86%)
 Broadcom /1/                                             1,880        33,633
 Intel                                                    7,801       143,539
 QLogic /1/                                                 910        40,031
 Texas Instruments                                        4,370        80,801
                                                                      298,004
ENTERPRISE SOFTWARE & SERVICE (0.80%)
 Computer Associates International                        1,770        28,745
 Oracle /1/                                               4,630        55,004
                                                                       83,749
ENTERTAINMENT SOFTWARE (0.35%)
 Electronic Arts /1/                                        620        36,747
FINANCE-CREDIT CARD (0.84%)
 American Express                                         1,020        38,617
 Capital One Financial                                    1,160        48,569
                                                                       87,186
FINANCE-INVESTMENT BANKER & BROKER (2.75%)
 Bear Stearns                                               610        40,772
 Goldman Sachs Group                                        930        70,587
 Lehman Brothers Holdings                                   490        30,855
 Merrill Lynch                                            1,408        57,799
 Morgan Stanley                                           1,940        86,815
                                                                      286,828
FINANCE-MORTGAGE LOAN/BANKER (1.92%)
 Countrywide Credit Industries                              650        43,940
 Federal Home Loan Mortgage                                 570        33,003
 Federal National Mortgage Association                    1,700       123,063
                                                                      200,006
FINANCIAL GUARANTEE INSURANCE (0.48%)
 Ambac Financial Group                                      860        50,181
FOOD-CONFECTIONERY (0.18%)
 Hershey Foods                                              280        18,270
FOOD-MISCELLANEOUS/DIVERSIFIED (1.82%)
 ConAgra Foods                                            2,510        52,710
 General Mills                                              880        39,697
 Kellogg                                                  1,600        52,384
 Sara Lee                                                 2,690        45,138
                                                                      189,929
GOLD MINING (0.35%)
 Newmont Mining                                           1,340        36,207
HEALTH CARE COST CONTAINMENT (0.37%)
 McKesson                                                 1,400        38,836
INSTRUMENTS-CONTROLS (0.38%)
 Thermo Electron /1/                                      2,190        39,792

                                                       Shares
                                                        Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (0.40%)
 Aon                                                      1,900   $    42,104
INTERNET SECURITY (0.49%)
 Symantec /1/                                             1,170        51,422
LIFE & HEALTH INSURANCE (0.79%)
 Aflac                                                    1,400        45,794
 John Hancock Financial Services                            850        24,667
 Torchmark                                                  310        12,013
                                                                       82,474
MACHINERY-GENERAL INDUSTRY (0.54%)
 Ingersoll-Rand                                           1,280        56,422
MEDICAL INSTRUMENTS (1.36%)
 Boston Scientific /1/                                    1,400        60,270
 Guidant                                                    940        36,651
 Medtronic                                                  940        44,875
                                                                      141,796
MEDICAL PRODUCTS (2.01%)
 Johnson & Johnson                                        3,720       209,659
MEDICAL-BIOMEDICAL/GENE (1.24%)
 Amgen /1/                                                1,760       107,906
 Biogen /1/                                                 570        21,654
                                                                      129,560
MEDICAL-DRUGS (7.07%)
 Abbott Laboratories                                      1,230        49,975
 Bristol-Myers Squibb                                     1,980        50,569
 Eli Lilly                                                1,050        67,011
 Forest Laboratories /1/                                    830        42,928
 Merck                                                    3,330       193,739
 Pfizer                                                   9,904       304,548
 Wyeth                                                      640        27,859
                                                                      736,629
MEDICAL-GENERIC DRUGS (0.27%)
 Watson Pharmaceutical /1/                                  960        27,907
MEDICAL-HMO (1.72%)
 Aetna                                                      990        49,302
 Humana /1/                                               2,660        29,393
 UnitedHealth Group                                         690        63,570
 Wellpoint Health Networks /1/                              490        37,210
                                                                      179,475
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.52%)
 Cardinal Health                                            980        54,174
METAL-DIVERSIFIED (0.18%)
 Freeport-McMoran Copper & Gold                           1,110        19,214
MONEY CENTER BANKS (2.28%)
 Bank of America                                          2,200       162,910
 JP Morgan Chase                                          2,541        74,578
                                                                      237,488
MOTORCYCLE & MOTOR SCOOTER (0.42%)
 Harley-Davidson                                            980        43,551
MULTI-LINE INSURANCE (3.22%)
 Allstate                                                 1,880        71,045

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND FUND I

                           APRIL 30, 2003 (UNAUDITED)


                                                       Shares
                                                        Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
 American International Group                             2,720    $  157,624
 Loews                                                    1,120        46,223
 MetLife                                                  2,100        60,333
                                                                      335,225
MULTIMEDIA (2.34%)
 AOL Time Warner /1/                                      7,390       101,095
 Gannett                                                    130         9,844
 Viacom /1/                                               2,770       120,246
 Walt Disney                                                640        11,942
                                                                      243,127
NETWORKING PRODUCTS (1.40%)
 Cisco Systems /1/                                        9,710       146,038
OFFICE AUTOMATION & EQUIPMENT (0.91%)
 Pitney Bowes                                             1,030        36,163
 Xerox /1/                                                5,900        58,174
                                                                       94,337
OIL COMPANY-EXPLORATION & PRODUCTION (1.42%)
 Anadarko Petroleum                                         900        39,960
 Apache                                                     850        48,662
 Burlington Resources                                       880        40,753
 Devon Energy                                               380        17,955
                                                                      147,330
OIL COMPANY-INTEGRATED (4.13%)
 Amerada Hess                                               230        10,384
 ChevronTexaco                                              880        55,273
 ConocoPhillips                                             490        24,647
 Exxon Mobil                                              8,770       308,704
 Occidental Petroleum                                     1,040        31,044
                                                                      430,052
PAPER & RELATED PRODUCTS (0.45%)
 International Paper                                        270         9,652
 Louisiana-Pacific /1/                                    4,560        36,845
                                                                       46,497
PHOTO EQUIPMENT & SUPPLIES (0.28%)
 Eastman Kodak                                              960        28,714
PIPELINES (0.31%)
 Kinder Morgan                                              690        32,444
POWER CONVERTER & SUPPLY EQUIPMENT (0.27%)
 American Power Conversion /1/                            1,800        28,044
PROPERTY & CASUALTY INSURANCE (0.25%)
 Progressive                                                390        26,520
PUBLICLY TRADED INVESTMENT FUND (0.80%)
 Standard & Poor's 500 Depository Receipts                  905        83,233
PUBLISHING-NEWSPAPERS (0.44%)
 Tribune                                                    940        46,041
REGIONAL BANKS (3.92%)
 Bank One                                                   780        28,119
 Fifth Third Bancorp                                        160         7,886
 National City                                            2,090        62,616

                                                       Shares
                                                        Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 U.S. Bancorp                                             4,290   $    95,024
 Wachovia                                                 2,550        97,436
 Wells Fargo                                              2,420       116,789
                                                                      407,870
RETAIL-APPAREL & SHOE (0.44%)
 Gap                                                      2,750        45,733
RETAIL-AUTO PARTS (0.40%)
 Autozone /1/                                               510        41,213
RETAIL-BUILDING PRODUCTS (1.10%)
 Home Depot                                               1,530        43,039
 Lowe's                                                   1,640        71,980
                                                                      115,019
RETAIL-DISCOUNT (3.04%)
 Big Lots /1/                                               980        12,270
 Wal-Mart Stores                                          5,394       303,790
                                                                      316,060
RETAIL-DRUG STORE (0.46%)
 CVS                                                      1,520        36,799
 Walgreen                                                   370        11,418
                                                                       48,217
RETAIL-MAJOR DEPARTMENT STORE (0.27%)
 J.C. Penney                                              1,630        27,808
SAVINGS & LOANS-THRIFTS (1.33%)
 Charter One Financial                                      920        26,726
 Golden West Financial                                      360        27,151
 Washington Mutual                                        2,140        84,530
                                                                      138,407
STEEL-PRODUCERS (0.17%)
 Nucor                                                      440        17,974
TELECOMMUNICATION EQUIPMENT (1.22%)
 ADC Telecommunications /1/                              16,650        39,760
 Andrew /1/                                               3,259        24,996
 Qualcomm                                                 1,940        61,867
                                                                      126,623
TELEPHONE-INTEGRATED (2.78%)
 AT&T                                                     2,200        37,510
 BellSouth                                                  980        24,980
 SBC Communications                                       3,330        77,789
 Sprint                                                   3,760        43,278
 Verizon Communications                                   2,840       106,159
                                                                      289,716
TOBACCO (0.85%)
 Altria Group                                             2,866        88,158
TOOLS-HAND HELD (0.23%)
 Black & Decker                                             570        23,513
TOYS (0.41%)
 Mattel                                                   1,940        42,176
TRANSPORT-SERVICES (0.65%)
 FedEx                                                      180        10,779

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND FUND I

                           APRIL 30, 2003 (UNAUDITED)


                                                       Shares
                                                        Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
 United Parcel Service                                      910   $    56,529
                                                                       67,308
TRUCKING & LEASING (0.15%)
 Ryder System                                               620        15,401
                                           TOTAL COMMON STOCKS     10,398,799


                                                     Principal
                                                       Amount        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (0.16%)
FINANCE-MORTGAGE LOAN/BANKER (0.16%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
    1.25%; 05/01/03                                      $ 16,734   $    16,734
                                          TOTAL COMMERCIAL PAPER         16,734
                                                                    -----------

                           TOTAL PORTFOLIO INVESTMENTS (100.02%)     10,415,533
 LIABILITIES, NET OF CASH AND RECEIVABLES (-0.02%)                      (2,393)
                                      TOTAL NET ASSETS (100.00%)    $10,413,140
                                                                  --------------

/1 /Non-income producing security.
See accompanying notes.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                      Shares
                                                       Held            Value
--------------------------------------------------------------------------------
COMMON STOCKS (96.25%)
APPLICATIONS SOFTWARE (4.66%)
 Microsoft                                              73,328      $ 1,874,997
 Siebel Systems /1/                                     22,690          196,722
                                                                      2,071,719
BREWERY (1.00%)
 Anheuser-Busch                                          8,960          446,925
CABLE TV (1.61%)
 Comcast /1/                                            23,900          718,434
COMMERCIAL SERVICE-FINANCE (3.50%)
 H&R Block                                               8,490          327,884
 Paychex                                                39,410        1,227,227
                                                                      1,555,111
COMPUTERS-MEMORY DEVICES (1.50%)
 Veritas Software /1/                                   30,399          669,082
COSMETICS & TOILETRIES (3.59%)
 Alberto-Culver                                          6,750          332,640
 Alberto-Culver                                          1,000           47,680
 Colgate-Palmolive                                       5,890          336,731
 Procter & Gamble                                        9,790          879,632
                                                                      1,596,683
DATA PROCESSING & MANAGEMENT (0.24%)
 Automatic Data Processing                               3,180          106,943
DISTRIBUTION-WHOLESALE (0.42%)
 Fastenal                                                5,370          185,748
DIVERSIFIED FINANCIAL SERVICES (1.35%)
 Citigroup                                              15,290          600,132
DIVERSIFIED MANUFACTURING OPERATIONS (6.97%)
 3M                                                      7,100          894,884
 General Electric                                       57,650        1,697,792
 Illinois Tool Works                                     7,920          506,722
                                                                      3,099,398
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.74%)
 Intel                                                  23,637          434,921
 Texas Instruments                                      18,429          340,752
                                                                        775,673
ENTERPRISE SOFTWARE & SERVICE (1.70%)
 BEA Systems /1/                                        48,290          517,186
 Peoplesoft /1/                                         15,870          238,526
                                                                        755,712
FIDUCIARY BANKS (0.46%)
 State Street                                            5,850          204,925
FINANCE-INVESTMENT BANKER & BROKER (0.87%)
 Morgan Stanley                                          8,600          384,850
FINANCE-MORTGAGE LOAN/BANKER (1.73%)
 Federal National Mortgage Association                  10,650          770,953
FOOD-CONFECTIONERY (1.46%)
 Wm. Wrigley Jr.                                        11,470          650,464
FOOD-MISCELLANEOUS/DIVERSIFIED (0.71%)
 McCormick                                              12,690          314,585

                                                      Shares
                                                       Held            Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (2.53%)
 Whole Foods Market /1/                                 18,960      $ 1,125,466
FOOD-WHOLESALE & DISTRIBUTION (2.34%)
 Sysco                                                  36,170        1,039,164
INTERNET SECURITY (2.27%)
 Symantec /1/                                           22,950        1,008,652
MEDICAL INSTRUMENTS (6.93%)
 Biomet                                                 12,140          369,784
 Medtronic                                              34,430        1,643,688
 St. Jude Medical /1/                                   20,430        1,071,758
                                                                      3,085,230
MEDICAL PRODUCTS (7.15%)
 Becton Dickinson                                       18,340          649,236
 Johnson & Johnson                                      44,960        2,533,946
                                                                      3,183,182
MEDICAL-DRUGS (6.69%)
 Forest Laboratories /1/                                16,990          878,723
 Pfizer                                                 68,280        2,099,610
                                                                      2,978,333
MEDICAL-HMO (2.63%)
 UnitedHealth Group                                     12,710        1,170,972
MEDICAL-WHOLESALE DRUG DISTRIBUTION (2.77%)
 Cardinal Health                                        22,325        1,234,126
MOTORCYCLE & MOTOR SCOOTER (2.02%)
 Harley-Davidson                                        20,270          900,799
MULTI-LINE INSURANCE (1.85%)
 American International Group                           14,220          824,049
NETWORKING PRODUCTS (4.23%)
 Cisco Systems /1/                                     125,123        1,881,850
OIL COMPANY-INTEGRATED (1.39%)
 Exxon Mobil                                            17,590          619,168
REGIONAL BANKS (1.63%)
 Fifth Third Bancorp                                    14,730          726,042
RETAIL-ARTS & CRAFTS (1.30%)
 Michaels Stores /1/                                    18,570          580,127
RETAIL-BEDDING (4.29%)
 Bed Bath & Beyond /1/                                  48,260        1,906,753
RETAIL-DISCOUNT (3.74%)
 Wal-Mart Stores                                        29,530        1,663,130
RETAIL-DRUG STORE (0.28%)
 Walgreen                                                4,010          123,749
RETAIL-JEWELRY (0.42%)
 Tiffany                                                 6,790          188,355
RETAIL-REGIONAL DEPARTMENT STORE (1.67%)
 Kohls /1/                                              13,050          741,240
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (5.48%)
 Linear Technology                                      36,800        1,268,496

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
 Maxim Integrated Products                                 29,778   $ 1,169,978
                                                                      2,438,474
SEMICONDUCTOR EQUIPMENT (1.13%)
 Applied Materials /1/                                     34,530       504,138
                                             TOTAL COMMON STOCKS     42,830,336


                                                       Principal
                                                         Amount           Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (3.38%)
FINANCE-MORTGAGE LOAN/BANKER (3.38%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
    1.25%; 05/01/03                                      $1,503,419  $ 1,503,419
                                            TOTAL COMMERCIAL PAPER     1,503,419
                                                                     -----------

                              TOTAL PORTFOLIO INVESTMENTS (99.63%)    44,333,755
  CASH AND RECEIVABLES, NET OF LIABILITIES (0.37%)                       166,605
                                        TOTAL NET ASSETS (100.00%)   $44,500,360
                                                                   -------------

/1 /Non-income producing security.
See accompanying notes.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (95.43%)
ADVERTISING AGENCIES (0.18%)
 Interpublic Group                                         10,045   $    114,513
 Omnicom Group                                              4,898        303,186
                                                                         417,699
AEROSPACE & DEFENSE (0.62%)
 Boeing                                                    21,891        597,186
 Northrop Grumman                                           4,755        418,202
 Raytheon                                                  10,573        316,450
 Rockwell Collins                                           4,676         99,973
                                                                       1,431,811
AEROSPACE & DEFENSE EQUIPMENT (0.74%)
 General Dynamics                                           5,234        324,874
 Goodrich                                                   3,061         43,068
 Lockheed Martin                                           11,871        594,144
 United Technologies                                       12,253        757,358
                                                                       1,719,444
AGRICULTURAL OPERATIONS (0.05%)
 Monsanto                                                   6,810        118,494
AIRLINES (0.16%)
 Delta Air Lines                                            3,213         41,094
 Southwest Airlines                                        20,180        322,073
                                                                         363,167
APPAREL MANUFACTURERS (0.13%)
 Jones Apparel Group /1/                                    3,356         95,713
 Liz Claiborne                                              2,782         90,499
 VF                                                         2,830        111,332
                                                                         297,544
APPLIANCES (0.06%)
 Maytag                                                     2,033         42,368
 Whirlpool                                                  1,776         94,998
                                                                         137,366
APPLICATIONS SOFTWARE (3.32%)
 Citrix Systems /1/                                         4,455         84,467
 Compuware /1/                                              9,848         43,233
 Intuit /1/                                                 5,359        207,822
 Mercury Interactive /1/                                    2,199         74,634
 Microsoft                                                278,778      7,128,353
 Parametric Technology /1/                                  6,840         22,572
 Siebel Systems /1/                                        12,622        109,433
                                                                       7,670,514
ATHLETIC FOOTWEAR (0.18%)
 Nike                                                       6,889        368,768
 Reebok International /1/                                   1,562         48,516
                                                                         417,284
AUTO-CARS & LIGHT TRUCKS (0.44%)
 Ford Motor                                                47,806        492,402
 General Motors                                            14,599        526,294
                                                                       1,018,696
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.10%)
 Navistar International /1/                                 1,777         49,578
 Paccar                                                     3,018        176,282
                                                                         225,860

                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.08%)
 Dana                                                       3,870   $     35,952
 Delphi Automotive Systems                                 14,574        122,421
 Visteon                                                    3,361         23,561
                                                                         181,934
BEVERAGES-NON-ALCOHOLIC (2.14%)
 Coca-Cola                                                 64,582      2,609,113
 Coca-Cola Enterprises                                     11,706        228,150
 Pepsi Bottling Group                                       7,306        150,065
 Pepsico                                                   44,990      1,947,167
                                                                       4,934,495
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                               1,572        120,321
BREWERY (0.50%)
 Adolph Coors                                                 945         50,586
 Anheuser-Busch                                            22,297      1,112,174
                                                                       1,162,760
BROADCASTING SERVICES & PROGRAMMING (0.27%)
 Clear Channel Communications /1/                          15,962        624,274
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 Masco                                                     12,816        270,033
 Vulcan Materials                                           2,645         92,496
                                                                         362,529
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 American Standard /1/                                      1,887        134,336
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Ecolab                                                     3,390        173,195
BUILDING-RESIDENTIAL & COMMERCIAL (0.11%)
 Centex                                                     1,607        106,094
 KB Home                                                    1,247         61,440
 Pulte                                                      1,593         92,378
                                                                         259,912
CABLE TV (0.83%)
 Comcast /1/                                               60,125      1,918,589
CASINO HOTELS (0.05%)
 Harrah's Entertainment /1/                                 2,912        114,704
CASINO SERVICES (0.08%)
 International Game Technology /1/                          2,213        190,982
CELLULAR TELECOMMUNICATIONS (0.37%)
 AT&T Wireless Services /1/                                70,572        455,895
 Nextel Communications /1/                                 26,785        396,150
                                                                         852,045
CHEMICALS-DIVERSIFIED (1.00%)
 Dow Chemical                                              23,734        774,678
 E. I. Du Pont de Nemours                                  25,912      1,102,037
 Hercules /1/                                               2,845         28,877
 PPG Industries                                             4,415        214,172
 Rohm & Haas                                                5,760        190,713
                                                                       2,310,477
CHEMICALS-SPECIALTY (0.12%)
 Eastman Chemical                                           2,014         61,488

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
 Engelhard                                                  3,328   $     81,702
 Great Lakes Chemical                                       1,307         32,100
 Sigma-Aldrich                                              1,867         93,014
                                                                         268,304
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                          5,163         96,548
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                           3,904        108,843
COMMERCIAL BANKS (0.76%)
 Amsouth Bancorp                                            9,258        194,881
 BB&T                                                      12,268        399,937
 First Tennessee National                                   3,270        143,226
 Marshall & Ilsley                                          5,687        167,312
 North Fork Bancorp.                                        4,206        136,106
 Regions Financial                                          5,760        194,170
 SouthTrust                                                 8,999        241,722
 Synovus Financial                                          7,935        154,494
 Zions Bancorp                                              2,368        116,671
                                                                       1,748,519
COMMERCIAL SERVICE-FINANCE (0.44%)
 Concord EFS /1/                                           13,252        183,275
 Deluxe                                                     1,486         65,399
 Equifax                                                    3,705         85,919
 H&R Block                                                  4,654        179,738
 Moody's                                                    3,936        190,069
 Paychex                                                    9,802        305,234
                                                                       1,009,634
COMMERCIAL SERVICES (0.05%)
 Convergys /1/                                              4,520         73,314
 Quintiles Transnational /1/                                3,073         43,176
                                                                         116,490
COMPUTER AIDED DESIGN (0.02%)
 Autodesk                                                   2,953         45,949
COMPUTER SERVICES (0.27%)
 Computer Sciences /1/                                      4,877        160,697
 Electronic Data Systems                                   12,410        225,241
 Sungard Data Systems /1/                                   7,376        158,584
 Unisys /1/                                                 8,497         88,369
                                                                         632,891
COMPUTERS (3.21%)
 Apple Computer /1/                                         9,390        133,338
 Dell Computer /1/                                         67,189      1,942,434
 Gateway /1/                                                8,441         24,310
 Hewlett-Packard                                           79,517      1,296,127
 International Business Machines                           44,028      3,737,977
 Sun Microsystems /1/                                      83,229        274,656
                                                                       7,408,842
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR /1/                                                    2,541         55,699
COMPUTERS-MEMORY DEVICES (0.33%)
 EMC /1/                                                   57,305        520,903

                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
 Veritas Software /1/                                      10,722   $    235,991
                                                                         756,894
COMPUTERS-PERIPHERAL EQUIPMENT (0.11%)
 Lexmark International /1/                                  3,280        244,393
CONSUMER PRODUCTS-MISCELLANEOUS (0.21%)
 American Greetings /1/                                     1,716         24,985
 Clorox                                                     5,731        259,156
 Fortune Brands                                             3,887        188,131
 Tupperware                                                 1,519         21,053
                                                                         493,325
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                       1,480         83,117
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                      1,379         62,965
 Pactiv /1/                                                 4,127         84,686
 Sealed Air /1/                                             2,186         93,670
                                                                         241,321
COSMETICS & TOILETRIES (2.53%)
 Alberto-Culver                                             1,521         74,955
 Avon Products                                              6,131        356,640
 Colgate-Palmolive                                         14,022        801,638
 Gillette                                                  27,202        828,301
 International Flavors & Fragrances                         2,457         78,083
 Kimberly-Clark                                            13,398        666,819
 Procter & Gamble                                          33,680      3,026,148
                                                                       5,832,584
CRUISE LINES (0.20%)
 Carnival                                                  16,403        452,559
DATA PROCESSING & MANAGEMENT (0.62%)
 Automatic Data Processing                                 15,620        525,301
 First Data                                                19,593        768,633
 Fiserv /1/                                                 4,985        146,758
                                                                       1,440,692
DISPOSABLE MEDICAL PRODUCTS (0.04%)
 C.R. Bard                                                  1,344         85,183
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                              4,550        145,464
 W.W. Grainger                                              2,381        109,883
                                                                         255,347
DIVERSIFIED FINANCIAL SERVICES (2.28%)
 Citigroup                                                133,917      5,256,242
DIVERSIFIED MANUFACTURING OPERATIONS (5.00%)
 3M                                                        10,164      1,281,071
 Cooper Industries                                          2,429         90,116
 Crane                                                      1,550         30,271
 Danaher                                                    3,969        273,782
 Eaton                                                      1,836        150,680
 General Electric /2/                                     259,231      7,634,353
 Honeywell International                                   22,288        525,997
 Illinois Tool Works                                        8,008        512,352
 ITT Industries                                             2,391        139,395

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
 Textron                                                    3,542   $    104,454
 Tyco International                                        51,999        811,184
                                                                      11,553,655
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.17%)
 Cendant /1/                                               26,835        383,204
E-COMMERCE-SERVICES (0.34%)
 eBay /1/                                                   8,042        746,057
 TMP Worldwide /1/                                          2,895         48,520
                                                                         794,577
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                          10,965        555,926
 Molex                                                      4,995        116,583
                                                                         672,509
ELECTRIC-GENERATION (0.04%)
 AES /1/                                                   14,166         85,138
ELECTRIC-INTEGRATED (2.33%)
 Allegheny Energy                                           3,273         27,166
 Ameren                                                     4,144        169,821
 American Electric Power                                   10,128        267,177
 Centerpoint Energy                                         7,927         62,623
 Cinergy                                                    4,384        149,670
 CMS Energy                                                 3,754         23,387
 Consolidated Edison                                        5,565        216,311
 Constellation Energy Group                                 4,291        125,640
 Dominion Resources                                         8,003        473,617
 DTE Energy                                                 4,362        175,876
 Duke Energy                                               23,226        408,545
 Edison International /1/                                   8,488        123,840
 Entergy                                                    5,783        269,546
 Exelon                                                     8,414        446,278
 FirstEnergy                                                7,753        261,509
 FPL Group                                                  4,754        289,376
 NiSource                                                   6,482        122,510
 PG&E /1/                                                  10,617        159,043
 Pinnacle West Capital                                      2,355         78,233
 PPL                                                        4,283        155,045
 Progress Energy                                            6,178        258,117
 Public Service Enterprise Group                            5,794        222,895
 Southern                                                  18,586        540,667
 TECO Energy                                                4,575         49,364
 TXU                                                        8,392        167,169
 XCEL Energy                                               10,386        140,419
                                                                       5,383,844
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                              2,081         12,174
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.06%)
 Sanmina /1/                                               13,269         63,691
 Solectron /1/                                             21,523         68,659
                                                                         132,350
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.21%)
 Advanced Micro Devices /1/                                 8,947         66,566
 Altera /1/                                                 9,965        157,547
 Applied Micro Circuits /1/                                 7,910         35,437

                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
 Broadcom /1/                                               7,186   $    128,557
 Intel                                                    172,586      3,175,582
 LSI Logic /1/                                              9,686         51,917
 Micron Technology /1/                                     15,828        134,538
 National Semiconductor /1/                                 4,732         88,630
 Nvidia /1/                                                 4,106         58,593
 PMC - Sierra /1/                                           4,361         35,978
 QLogic /1/                                                 2,443        107,468
 Texas Instruments                                         45,094        833,788
 Xilinx /1/                                                 8,789        237,918
                                                                       5,112,519
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts /1/                                         1,518         24,000
ELECTRONIC FORMS (0.09%)
 Adobe Systems                                              6,019        208,017
ELECTRONIC MEASUREMENT INSTRUMENTS (0.10%)
 Agilent Technologies /1/                                  12,166        194,900
 Tektronix /1/                                              2,264         42,495
                                                                         237,395
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                      2,093         72,355
ENGINES-INTERNAL COMBUSTION (0.01%)
 Cummins Engine                                             1,081         29,306
ENTERPRISE SOFTWARE & SERVICE (0.91%)
 BMC Software /1/                                           6,077         90,669
 Computer Associates International                         14,971        243,129
 Novell /1/                                                 9,592         26,378
 Oracle /1/                                               137,263      1,630,684
 Peoplesoft /1/                                             8,153        122,540
                                                                       2,113,400
ENTERTAINMENT SOFTWARE (0.10%)
 Electronic Arts /1/                                        3,727        220,899
FIDUCIARY BANKS (0.58%)
 Bank of New York                                          19,962        527,995
 Mellon Financial                                          11,226        296,928
 Northern Trust                                             5,755        202,000
 State Street                                               8,653        303,115
                                                                       1,330,038
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                       3,203         67,647
FINANCE-CONSUMER LOANS (0.19%)
 SLM                                                        3,999        447,888
FINANCE-CREDIT CARD (0.96%)
 American Express                                          34,239      1,296,288
 Capital One Financial                                      5,779        241,967
 MBNA                                                      33,283        629,049
 Providian Financial /1/                                    7,529         55,489
                                                                       2,222,793
FINANCE-INVESTMENT BANKER & BROKER (1.60%)
 Bear Stearns                                               2,584        172,715
 Goldman Sachs Group                                       12,294        933,115

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)



                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Lehman Brothers Holdings                                   6,317   $    397,781
 Merrill Lynch                                             22,519        924,405
 Morgan Stanley                                            28,220      1,262,845
                                                                       3,690,861
FINANCE-MORTGAGE LOAN/BANKER (1.36%)
 Countrywide Credit Industries                              3,292        222,539
 Federal Home Loan Mortgage                                18,123      1,049,322
 Federal National Mortgage Association                     25,920      1,876,349
                                                                       3,148,210
FINANCIAL GUARANTEE INSURANCE (0.19%)
 Ambac Financial Group                                      2,760        161,046
 MBIA                                                       3,780        168,966
 MGIC Investment                                            2,617        118,969
                                                                         448,981
FOOD-CONFECTIONERY (0.24%)
 Hershey Foods                                              3,546        231,376
 Wm. Wrigley Jr.                                            5,866        332,661
                                                                         564,037
FOOD-FLOUR & GRAIN (0.08%)
 Archer-Daniels-Midland                                    16,818        186,343
FOOD-MISCELLANEOUS/DIVERSIFIED (0.87%)
 Campbell Soup                                             10,691        235,523
 ConAgra Foods                                             13,988        293,748
 General Mills                                              9,606        433,327
 H.J. Heinz                                                 9,153        273,491
 Kellogg                                                   10,635        348,190
 McCormick                                                  3,649         90,459
 Sara Lee                                                  20,389        342,127
                                                                       2,016,865
FOOD-RETAIL (0.31%)
 Albertson's                                                9,877        196,157
 Kroger /1/                                                19,881        284,298
 Safeway /1/                                               11,490        190,964
 Winn-Dixie Stores                                          3,668         45,960
                                                                         717,379
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Supervalu                                                  3,482         57,349
 Sysco                                                     17,029        489,243
                                                                         546,592
FORESTRY (0.05%)
 Plum Creek Timber                                          4,815        111,997
GAS-DISTRIBUTION (0.15%)
 KeySpan                                                    4,075        138,020
 Nicor                                                      1,146         34,449
 Peoples Energy                                               930         36,131
 Sempra Energy                                              5,368        144,077
                                                                         352,677
GOLD MINING (0.12%)
 Newmont Mining                                            10,464        282,737
HEALTH CARE COST CONTAINMENT (0.09%)
 McKesson                                                   7,579        210,241

                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME DECORATION PRODUCTS (0.09%)
 Newell Rubbermaid                                          6,964   $    212,263
HOME FURNISHINGS (0.05%)
 Leggett & Platt                                            5,070        104,695
HOTELS & MOTELS (0.21%)
 Hilton Hotels                                              9,802        130,563
 Marriott International                                     6,090        218,692
 Starwood Hotels & Resorts Worldwide                        5,203        139,648
                                                                         488,903
HUMAN RESOURCES (0.03%)
 Robert Half International /1/                              4,514         73,488
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                        6,006         65,646
INDEPENDENT POWER PRODUCER (0.04%)
 Calpine /1/                                                9,846         52,873
 Mirant /1/                                                10,521         34,825
                                                                          87,698
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 Rockwell International                                     4,836        110,261
INDUSTRIAL GASES (0.22%)
 Air Products & Chemicals                                   5,919        254,931
 Praxair                                                    4,213        244,691
                                                                         499,622
INSTRUMENTS-CONTROLS (0.17%)
 Johnson Controls                                           2,318        190,632
 Parker Hannifin                                            3,076        125,132
 Thermo Electron /1/                                        4,259         77,386
                                                                         393,150
INSTRUMENTS-SCIENTIFIC (0.11%)
 Applied Biosystems Group                                   5,455         95,626
 Millipore /1/                                              1,261         43,063
 PerkinElmer                                                3,291         32,647
 Waters /1/                                                 3,364         80,770
                                                                         252,106
INSURANCE BROKERS (0.37%)
 Aon                                                        8,069        178,809
 Marsh & McLennan                                          13,990        667,043
                                                                         845,852
INTERNET BROKERS (0.13%)
 Charles Schwab                                            35,002        302,067
INTERNET SECURITY (0.07%)
 Symantec /1/                                               3,847        169,076
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.21%)
 Federated Investors                                        2,904         79,250
 Franklin Resources                                         6,706        233,905
 Janus Capital Group                                        5,796         80,565
 T. Rowe Price Group                                        3,186         97,237
                                                                         490,957
LEISURE & RECREATION PRODUCTS (0.02%)
 Brunswick                                                  2,348         51,257

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.60%)
 Aflac                                                     13,446   $    439,819
 Jefferson-Pilot                                            3,738        149,856
 John Hancock Financial Services                            7,505        217,795
 Lincoln National                                           4,612        147,400
 Principal Financial Group /3/                              8,343        242,781
 Torchmark                                                  3,085        119,544
 UnumProvident                                              6,291         72,346
                                                                       1,389,541
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                     4,436        159,252
MACHINERY-CONSTRUCTION & MINING (0.20%)
 Caterpillar                                                8,966        471,612
MACHINERY-FARM (0.12%)
 Deere                                                      6,233        274,439
MACHINERY-GENERAL INDUSTRY (0.15%)
 Dover                                                      5,270        151,460
 Ingersoll-Rand                                             4,410        194,393
 McDermott International /1/                                1,661          5,398
                                                                         351,251
MEDICAL INFORMATION SYSTEM (0.04%)
 IMS Health                                                 6,365         98,021
MEDICAL INSTRUMENTS (1.18%)
 Biomet                                                     6,746        205,483
 Boston Scientific /1/                                     10,624        457,363
 Guidant                                                    7,993        311,647
 Medtronic                                                 31,769      1,516,652
 St. Jude Medical /1/                                       4,626        242,680
                                                                       2,733,825
MEDICAL LABORATORY & TESTING SERVICE (0.07%)
 Quest Diagnostics /1/                                      2,739        163,655
MEDICAL PRODUCTS (2.40%)
 Baxter International                                      15,455        355,465
 Becton Dickinson                                           6,635        234,879
 Johnson & Johnson                                         77,385      4,361,419
 Stryker                                                    5,156        345,503
 Zimmer Holdings /1/                                        5,081        238,299
                                                                       5,535,565
MEDICAL-BIOMEDICAL/GENE (1.14%)
 Amgen /1/                                                 33,529      2,055,663
 Biogen /1/                                                 3,883        147,515
 Chiron /1/                                                 4,871        198,883
 Genzyme /1/                                                5,589        225,125
                                                                       2,627,186
MEDICAL-DRUGS (7.72%)
 Abbott Laboratories                                       40,727      1,654,738
 Allergan                                                   3,371        236,813
 Bristol-Myers Squibb                                      50,461      1,288,774
 Eli Lilly                                                 29,265      1,867,692
 Forest Laboratories /1/                                    9,456        489,064
 King Pharmaceuticals /1/                                   6,272         79,090
 Medimmune /1/                                              6,552        231,089
 Merck                                                     58,497      3,403,355

                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
 Pfizer                                                   207,680   $  6,386,160
 Schering-Plough                                           38,206        691,529
 Wyeth                                                     34,534      1,503,265
                                                                      17,831,569
MEDICAL-GENERIC DRUGS (0.04%)
 Watson Pharmaceutical /1/                                  2,786         80,989
MEDICAL-HMO (0.66%)
 Aetna                                                      3,921        195,266
 Anthem /1/                                                 3,684        252,870
 Humana /1/                                                 4,226         46,697
 UnitedHealth Group                                         7,930        730,591
 Wellpoint Health Networks /1/                              3,875        294,267
                                                                       1,519,691
MEDICAL-HOSPITALS (0.31%)
 HCA                                                       13,369        429,145
 Health Management Associates                               6,217        106,062
 Tenet Healthcare /1/                                      12,341        183,140
                                                                         718,347
MEDICAL-NURSING HOMES (0.02%)
 Manor Care /1/                                             2,510         48,819
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.35%)
 AmerisourceBergen                                          2,871        166,087
 Cardinal Health                                           11,779        651,143
                                                                         817,230
METAL PROCESSORS & FABRICATION (0.01%)
 Worthington Industries                                     2,237         30,043
METAL-ALUMINUM (0.22%)
 Alcoa                                                     22,010        504,689
METAL-COPPER (0.03%)
 Phelps Dodge /1/                                           2,316         72,236
METAL-DIVERSIFIED (0.03%)
 Freeport-McMoran Copper & Gold                             3,775         65,345
MISCELLANEOUS INVESTING (0.32%)
 Apartment Investment & Management                          2,443         92,248
 Equity Office Properties Trust                            10,723        278,476
 Equity Residential Properties Trust                        7,055        182,795
 Simon Property Group                                       4,805        176,440
                                                                         729,959
MONEY CENTER BANKS (1.92%)
 Bank of America                                           39,137      2,898,095
 JP Morgan Chase                                           52,010      1,526,493
                                                                       4,424,588
MOTORCYCLE & MOTOR SCOOTER (0.15%)
 Harley-Davidson                                            7,884        350,365
MULTI-LINE INSURANCE (2.85%)
 Allstate                                                  18,312        692,010
 American International Group                              67,955      3,937,992
 Cigna                                                      3,636        190,163
 Cincinnati Financial                                       4,206        154,991
 Hartford Financial Services                                6,653        271,176

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)



                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
 Loews                                                      4,830   $    199,334
 MetLife                                                   18,242        524,093
 Prudential Financial                                      14,748        471,494
 Safeco                                                     3,600        138,636
                                                                       6,579,889
MULTIMEDIA (2.36%)
 AOL Time Warner /1/                                      116,449      1,593,022
 Gannett                                                    6,963        527,238
 McGraw-Hill                                                5,048        294,753
 Meredith                                                   1,296         56,013
 Viacom /1/                                                45,877      1,991,521
 Walt Disney                                               53,204        992,787
                                                                       5,455,334
NETWORKING PRODUCTS (1.34%)
 Cisco Systems /1/                                        185,269      2,786,446
 Lucent Technologies /1/                                  101,887        183,396
 Network Appliance /1/                                      8,839        117,382
                                                                       3,087,224
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Allied Waste Industries /1/                                5,448         45,218
 Waste Management                                          15,498        336,617
                                                                         381,835
OFFICE AUTOMATION & EQUIPMENT (0.18%)
 Pitney Bowes                                               6,161        216,313
 Xerox /1/                                                 19,154        188,858
                                                                         405,171
OFFICE SUPPLIES & FORMS (0.07%)
 Avery Dennison                                             2,860        151,609
OIL & GAS DRILLING (0.20%)
 Nabors Industries /1/                                      3,770        147,784
 Noble /1/                                                  3,486        107,891
 Rowan                                                      2,436         49,938
 Transocean Sedco Forex /1/                                 8,316        158,420
                                                                         464,033
OIL COMPANY-EXPLORATION & PRODUCTION (0.55%)
 Anadarko Petroleum                                         6,476        287,534
 Apache                                                     4,164        238,389
 Burlington Resources                                       5,245        242,896
 Devon Energy                                               6,067        286,666
 EOG Resources                                              3,009        112,476
 Kerr-McGee                                                 2,614        110,076
                                                                       1,278,037
OIL COMPANY-INTEGRATED (4.15%)
 Amerada Hess                                               2,323        104,884
 ChevronTexaco                                             27,826      1,747,751
 ConocoPhillips                                            17,631        886,839
 Exxon Mobil                                              175,292      6,170,278
 Marathon Oil                                               8,132        185,166
 Occidental Petroleum                                       9,845        293,873
 Unocal                                                     6,718        186,089
                                                                       9,574,880
OIL REFINING & MARKETING (0.05%)
 Ashland                                                    1,778         52,718

                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
 Sunoco                                                     1,988   $     73,973
                                                                         126,691
OIL-FIELD SERVICES (0.55%)
 Baker Hughes                                               8,776        245,728
 BJ Services /1/                                            4,111        150,093
 Halliburton                                               11,368        243,389
 Schlumberger                                              15,167        635,952
                                                                       1,275,162
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                              1,389         48,837
PAPER & RELATED PRODUCTS (0.46%)
 Boise Cascade                                              1,518         34,868
 Georgia-Pacific                                            6,514        100,576
 International Paper                                       12,473        445,910
 Louisiana-Pacific /1/                                      2,724         22,010
 MeadWestvaco                                               5,213        122,975
 Temple-Inland                                              1,399         63,375
 Weyerhaeuser                                               5,704        282,861
                                                                       1,072,575
PHOTO EQUIPMENT & SUPPLIES (0.10%)
 Eastman Kodak                                              7,601        227,346
PIPELINES (0.17%)
 Dynegy /1/                                                 9,673         42,561
 El Paso                                                   15,603        117,022
 Kinder Morgan                                              3,176        149,336
 Williams                                                  13,458         93,533
                                                                         402,452
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion /1/                              5,108         79,583
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons                                      2,952         59,512
PROPERTY & CASUALTY INSURANCE (0.77%)
 ACE                                                        6,841        226,300
 Chubb                                                      4,456        235,678
 Progressive                                                5,672        385,696
 St. Paul                                                   5,900        202,606
 Travelers Property Casualty                               26,208        425,880
 XL Capital                                                 3,539        291,260
                                                                       1,767,420
PUBLISHING-NEWSPAPERS (0.34%)
 Dow Jones                                                  2,134         84,506
 Knight Ridder                                              2,125        137,169
 New York Times                                             3,942        182,830
 Tribune                                                    7,940        388,901
                                                                         793,406
REGIONAL BANKS (3.94%)
 Bank One                                                  30,324      1,093,180
 Comerica                                                   4,551        198,014
 Fifth Third Bancorp                                       15,051        741,864
 FleetBoston Financial                                     27,341        725,083
 Huntington Bancshares                                      6,136        119,407
 KeyCorp                                                   11,069        266,874

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 National City                                             15,929   $    477,233
 PNC Financial Services Group                               7,397        324,728
 Suntrust Banks                                             7,355        420,853
 U.S. Bancorp                                              49,901      1,105,307
 Union Planters                                             5,161        147,295
 Wachovia                                                  35,436      1,354,010
 Wells Fargo                                               44,074      2,127,011
                                                                       9,100,859
RETAIL-APPAREL & SHOE (0.28%)
 Gap                                                       23,026        382,922
 Limited                                                   13,627        198,137
 Nordstrom                                                  3,528         61,140
                                                                         642,199
RETAIL-AUTO PARTS (0.09%)
 Autozone /1/                                               2,537        205,015
RETAIL-AUTOMOBILE (0.05%)
 Autonation /1/                                             7,551        104,581
RETAIL-BEDDING (0.13%)
 Bed Bath & Beyond /1/                                      7,660        302,647
RETAIL-BUILDING PRODUCTS (1.12%)
 Home Depot                                                60,587      1,704,313
 Lowe's                                                    20,343        892,854
                                                                       2,597,167
RETAIL-CONSUMER ELECTRONICS (0.18%)
 Best Buy /1/                                               8,381        289,815
 Circuit City Stores                                        5,484         31,423
 RadioShack                                                 4,388        104,040
                                                                         425,278
RETAIL-DISCOUNT (3.58%)
 Big Lots /1/                                               3,025         37,873
 Costco Wholesale /1/                                      11,873        411,162
 Dollar General                                             8,682        126,236
 Family Dollar Stores                                       4,479        153,137
 Target                                                    23,673        791,625
 TJX                                                       13,686        263,455
 Wal-Mart Stores                                          114,986      6,476,012
                                                                       8,259,500
RETAIL-DRUG STORE (0.46%)
 CVS                                                       10,236        247,814
 Walgreen                                                  26,699        823,931
                                                                       1,071,745
RETAIL-JEWELRY (0.05%)
 Tiffany                                                    3,781        104,885
RETAIL-MAJOR DEPARTMENT STORE (0.22%)
 J.C. Penney                                                6,989        119,232
 May Department Stores                                      7,508        162,323
 Sears Roebuck                                              8,240        233,522
                                                                         515,077
RETAIL-OFFICE SUPPLIES (0.15%)
 Office Depot /1/                                           8,038        101,761

                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (CONTINUED)
 Staples /1/                                               12,331   $    234,782
                                                                         336,543
RETAIL-REGIONAL DEPARTMENT STORE (0.29%)
 Dillards                                                   2,205         30,826
 Federated Department Stores /1/                            4,954        151,692
 Kohls /1/                                                  8,783        498,874
                                                                         681,392
RETAIL-RESTAURANTS (0.50%)
 Darden Restaurants                                         4,453         77,972
 McDonald's                                                33,065        565,412
 Starbucks /1/                                             10,097        237,179
 Wendy's International                                      3,006         87,294
 Yum! Brands /1/                                            7,699        190,165
                                                                       1,158,022
RETAIL-TOY STORE (0.02%)
 Toys R Us /1/                                              5,533         56,713
RUBBER-TIRES (0.02%)
 Cooper Tire & Rubber                                       1,916         26,977
 Goodyear Tire & Rubber                                     4,567         26,123
                                                                          53,100
SAVINGS & LOANS-THRIFTS (0.63%)
 Charter One Financial                                      5,886        170,988
 Golden West Financial                                      3,997        301,454
 Washington Mutual                                         24,661        974,110
                                                                       1,446,552
SCHOOLS (0.11%)
 Apollo Group /1/                                           4,540        246,063
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.40%)
 Analog Devices /1/                                         9,488        314,242
 Linear Technology                                          8,149        280,896
 Maxim Integrated Products                                  8,417        330,704
                                                                         925,842
SEMICONDUCTOR EQUIPMENT (0.43%)
 Applied Materials /1/                                     42,992        627,683
 Kla-Tencor /1/                                             4,954        203,114
 Novellus Systems /1/                                       3,896        109,244
 Teradyne /1/                                               4,769         55,320
                                                                         995,361
STEEL-PRODUCERS (0.05%)
 Nucor                                                      2,036         83,170
 United States Steel                                        2,665         38,163
                                                                         121,333
STEEL-SPECIALTY (0.00%)
 Allegheny Technologies                                     2,100          8,715
TELECOMMUNICATION EQUIPMENT (0.40%)
 ADC Telecommunications /1/                                20,884         49,871
 Andrew /1/                                                 2,561         19,643
 Comverse Technology /1/                                    4,890         63,912
 Qualcomm                                                  20,551        655,371
 Scientific-Atlanta                                         3,982         64,708

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
 Tellabs /1/                                               10,733   $     66,330
                                                                         919,835
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.15%)
 CIENA /1/                                                 11,292         54,992
 Corning /1/                                               31,227        169,251
 JDS Uniphase /1/                                          36,871        119,093
                                                                         343,336
TELECOMMUNICATION SERVICES (0.05%)
 Avaya /1/                                                  9,708         37,861
 Citizens Communications /1/                                7,351         80,347
                                                                         118,208
TELEPHONE-INTEGRATED (3.15%)
 Alltel                                                     8,102        379,660
 AT&T                                                      20,068        342,159
 BellSouth                                                 48,480      1,235,755
 CenturyTel                                                 3,715        109,407
 Qwest Communications International                        44,165        166,502
 SBC Communications                                        86,493      2,020,476
 Sprint                                                    23,304        268,229
 Sprint PCS /1/                                            26,026         91,091
 Verizon Communications                                    71,268      2,663,998
                                                                       7,277,277
TELEVISION (0.08%)
 Univision Communications /1/                               5,968        180,711
TOBACCO (0.80%)
 Altria Group                                              53,889      1,657,626
 RJ Reynolds Tobacco Holdings                               2,210         62,256
 UST                                                        4,371        136,943
                                                                       1,856,825
TOOLS-HAND HELD (0.08%)
 Black & Decker                                             2,047         84,439
 Snap-On                                                    1,514         44,436
 Stanley Works                                              2,299         55,245
                                                                         184,120
TOYS (0.14%)
 Hasbro                                                     4,511         72,176
 Mattel                                                    11,390        247,619
                                                                         319,795
TRANSPORT-RAIL (0.46%)
 Burlington Northern Santa Fe                               9,766        275,011
 CSX                                                        5,592        178,832
 Norfolk Southern                                          10,135        214,963
 Union Pacific                                              6,612        393,546
                                                                       1,062,352
TRANSPORT-SERVICES (0.99%)
 FedEx                                                      7,775        465,567
 United Parcel Service                                     29,276      1,818,625
                                                                       2,284,192
TRAVEL SERVICES (0.03%)
 Sabre Holdings                                             3,717         77,722

                                                         Shares
                                                          Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.02%)
 Ryder System                                               1,628   $     40,439
WEB PORTALS (0.17%)
 Yahoo /1/                                                 15,393        381,439
WIRELESS EQUIPMENT (0.21%)
 Motorola                                                  59,941        474,133
                                             TOTAL COMMON STOCKS     220,427,663

                                                       Principal
                                                         Amount        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (4.21%)
FINANCE-MORTGAGE LOAN/BANKER (4.21%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
    1.25%; 05/01/03                                     $9,721,596  $  9,721,596
                                            TOTAL COMMERCIAL PAPER     9,721,596
                                                                    ------------

                              TOTAL PORTFOLIO INVESTMENTS (99.64%)   230,149,259
  CASH AND RECEIVABLES, NET OF LIABILITIES (0.36%)                       826,514
                                        TOTAL NET ASSETS (100.00%)  $230,975,773
                                                                   -------------
                                                             Unrealized
     Contract                     Opening         Current       Gain
      Type         Commitment   Market Value   Market Value    (Loss)
    ---------------------------------------------------------------------
Futures Contracts

43 S7P 500          Buy          $9,536,703   $9,848,075      $311,372
June, 2003
Futures

/1/ Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for futures contracts.
/3/ Affiliated security.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP VALUE FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (96.94%)
AEROSPACE & DEFENSE EQUIPMENT (1.14%)
 Lockheed Martin                                  4,490            $  224,725
 United Technologies                              4,610               284,944
                                                                      509,669
APPAREL MANUFACTURERS (0.24%)
 Jones Apparel Group /1/                          3,700               105,524
APPLICATIONS SOFTWARE (1.13%)
 Citrix Systems /1/                              17,600               333,696
 Intuit /1/                                       4,350               168,693
                                                                      502,389
AUTO-CARS & LIGHT TRUCKS (1.20%)
 Ford Motor                                      52,100               536,630
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.26%)
 Paccar                                           9,600               560,736
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.33%)
 Lear /1/                                         3,750               149,025
BREWERY (1.20%)
 Anheuser-Busch                                  10,710               534,215
BROADCASTING SERVICES & PROGRAMMING (1.16%)
 Fox Entertainment Group /1/                     20,400               518,160
BUILDING-RESIDENTIAL & COMMERCIAL (1.07%)
 Lennar                                           8,020               435,005
 Lennar                                             802                42,947
                                                                      477,952
CABLE TV (0.39%)
 Comcast /1/                                      5,500               175,505
CHEMICALS-DIVERSIFIED (1.54%)
 E. I. Du Pont de Nemours                        10,226               434,912
 Hercules /1/                                    24,650               250,197
                                                                      685,109
CHEMICALS-SPECIALTY (0.56%)
 Sigma-Aldrich                                    5,000               249,100
COMMERCIAL BANKS (2.95%)
 Bank of Hawaii                                   3,900               128,544
 City National                                    2,820               116,099
 First Tennessee National                        10,760               471,288
 North Fork Bancorp.                              6,480               209,693
 UnionBanCal                                      9,620               388,648
                                                                    1,314,272
COMPUTER SERVICES (0.84%)
 Computer Sciences /1/                           11,390               375,300
COMPUTERS (2.56%)
 Hewlett-Packard                                 45,610               743,443
 International Business Machines                  4,700               399,030
                                                                    1,142,473
COMPUTERS-MEMORY DEVICES (0.37%)
 Veritas Software /1/                             7,580               166,836
CONSUMER PRODUCTS-MISCELLANEOUS (0.30%)
 Fortune Brands                                   2,800               135,520

                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (1.13%)
 Ball                                             9,000            $  505,440
CONTAINERS-PAPER & PLASTIC (0.46%)
 Pactiv /1/                                       9,960               204,379
COSMETICS & TOILETRIES (1.87%)
 Procter & Gamble                                 9,295               835,156
DIVERSIFIED FINANCIAL SERVICES (3.11%)
 Citigroup                                       35,290             1,385,132
DIVERSIFIED MANUFACTURING OPERATIONS (0.30%)
 Illinois Tool Works                              2,100               134,358
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.46%)
 Viad                                            10,200               205,122
ELECTRIC-INTEGRATED (5.14%)
 Edison International /1/                        35,850               523,051
 Entergy                                         11,390               530,888
 Exelon                                          11,050               586,092
 PPL                                             18,050               653,410
                                                                    2,293,441
ELECTRONICS-MILITARY (0.29%)
 L-3 Communications Holdings /1/                  2,960               131,424
ENTERPRISE SOFTWARE & SERVICE (0.69%)
 Computer Associates International               18,870               306,449
FINANCE-INVESTMENT BANKER & BROKER (4.35%)
 Bear Stearns                                     9,230               616,933
 Goldman Sachs Group                              7,400               561,660
 Morgan Stanley                                  17,000               760,750
                                                                    1,939,343
FINANCIAL GUARANTEE INSURANCE (0.76%)
 Ambac Financial Group                            5,830               340,180
FOOD-MISCELLANEOUS/DIVERSIFIED (1.20%)
 ConAgra Foods                                   25,400               533,400
HEALTH CARE COST CONTAINMENT (0.57%)
 McKesson                                         9,200               255,208
HOME DECORATION PRODUCTS (1.49%)
 Newell Rubbermaid                               21,800               664,464
INTERNET SECURITY (0.72%)
 CheckFree /1/                                   11,600               319,812
LIFE & HEALTH INSURANCE (1.40%)
 John Hancock Financial Services                 21,480               623,350
MEDICAL STERILIZATION PRODUCT (0.32%)
 Steris /1/                                       6,290               142,783
MEDICAL-DRUGS (0.61%)
 Merck                                            4,700               273,446
MEDICAL-HMO (1.30%)
 Aetna                                           11,680               581,664

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP VALUE FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (1.32%)
 Timken                                          33,200            $  587,640
MISCELLANEOUS INVESTING (1.88%)
 Annaly Mortgage Management                      17,380               330,220
 Simon Property Group                            13,900               510,408
                                                                      840,628
MONEY CENTER BANKS (3.70%)
 Bank of America                                 20,020             1,482,481
 JP Morgan Chase                                  5,800               170,230
                                                                    1,652,711
MULTI-LINE INSURANCE (4.45%)
 Allstate                                        21,270               803,793
 American International Group                     4,900               283,955
 MetLife                                         16,520               474,620
 Old Republic International                      13,820               422,892
                                                                    1,985,260
MULTIMEDIA (3.92%)
 Belo                                            13,220               297,582
 Gannett                                          8,190               620,147
 Viacom /1/                                      19,163               831,866
                                                                    1,749,595
NETWORKING PRODUCTS (1.22%)
 Emulex /1/                                      26,567               544,358
OFFICE AUTOMATION & EQUIPMENT (0.48%)
 Ikon Office Solutions                           27,450               213,012
OIL COMPANY-EXPLORATION & PRODUCTION (1.75%)
 Anadarko Petroleum                               2,940               130,536
 Apache                                           8,899               509,468
 Burlington Resources                             3,020               139,856
                                                                      779,860
OIL COMPANY-INTEGRATED (8.51%)
 ChevronTexaco                                    4,990               313,422
 ConocoPhillips                                   7,600               382,280
 Exxon Mobil                                     73,213             2,577,098
 Occidental Petroleum                            17,510               522,673
                                                                    3,795,473
PHOTO EQUIPMENT & SUPPLIES (0.52%)
 Eastman Kodak                                    7,770               232,401
PIPELINES (0.41%)
 Questar                                          6,000               181,200
PROPERTY & CASUALTY INSURANCE (1.65%)
 Fidelity National Financial                     12,840               441,696
 Travelers Property Casualty                     18,120               294,450
                                                                      736,146
PUBLISHING-NEWSPAPERS (0.80%)
 Tribune                                          7,270               356,085
RADIO (0.54%)
 Emmis Communications /1/                        12,800               242,816
REGIONAL BANKS (6.39%)
 U.S. Bancorp                                    38,270               847,680
 Wachovia                                        25,000               955,250

                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 Wells Fargo                                     21,731            $1,048,738
                                                                    2,851,668
RETAIL-COMPUTER EQUIPMENT (0.57%)
 GameStop /1/                                    21,400               255,730
RETAIL-DRUG STORE (0.87%)
 CVS                                             15,980               386,876
RETAIL-MAJOR DEPARTMENT STORE (1.11%)
 J.C. Penney                                     28,900               493,034
SAVINGS & LOANS-THRIFTS (1.87%)
 Washington Mutual                               21,130               834,635
STEEL-PRODUCERS (0.59%)
 United States Steel                             18,400               263,488
TELECOMMUNICATION EQUIPMENT (0.92%)
 Andrew /1/                                      53,300               408,811
TELEPHONE-INTEGRATED (5.85%)
 Alltel                                           2,890               135,425
 AT&T                                            19,100               325,655
 BellSouth                                       11,650               296,958
 CenturyTel                                       6,390               188,186
 SBC Communications                              16,940               395,718
 Sprint                                          49,880               574,119
 Verizon Communications                          18,570               694,147
                                                                    2,610,208
TOOLS-HAND HELD (0.43%)
 Black & Decker                                   4,630               190,987
TRANSPORT-RAIL (1.33%)
 Union Pacific                                    9,930               591,034
TRANSPORT-SERVICES (1.45%)
 FedEx                                           10,820               647,902
                                   TOTAL COMMON STOCKS             43,244,524

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP VALUE FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                      Principal
                                                        Amount          Value
Commerical Paper (2.64%)

Finance-Mortgage Loan/Banker (2.64%)
  Investment in Joint Trading Account;
    Federal Home Loan Bank
    1.25%; 05/01/03                                    $1,180,246    $1,180,246
                                                                     -----------

                                     Total Commercial Paper           1,180,246

                            Total Portfolio Investments (99.58%)     44,424,770
                   Cash and receivables, net of liabilities (0.42%)     186,365
                                    Total Net Assets (100.00%)      $44,611,135
                                                                    -----------

/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held        Value
-----------------------------------------------------------------------------
COMMON STOCKS (97.86%)
AEROSPACE & DEFENSE (1.99%)
 Northrop Grumman                                         1,230  $   108,179
 Raytheon                                                10,700      320,251
 Rockwell Collins                                         4,645       99,310
                                                                     527,740
AEROSPACE & DEFENSE EQUIPMENT (1.67%)
 Alliant Techsystems /1/                                  8,230      442,116
APPAREL MANUFACTURERS (0.86%)
 Polo Ralph Lauren /1/                                    9,736      228,309
APPLICATIONS SOFTWARE (0.56%)
 Intuit /1/                                               3,830      148,527
BEVERAGES-NON-ALCOHOLIC (0.74%)
 Coca-Cola Enterprises                                   10,006      195,017
BROADCASTING SERVICES & PROGRAMMING (1.38%)
 Liberty Media /1/                                       33,194      365,134
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.37%)
 Vulcan Materials                                         2,827       98,860
BUILDING PRODUCTS-AIR & HEATING (0.59%)
 American Standard /1/                                    2,179      155,123
BUILDING PRODUCTS-WOOD (1.66%)
 Rayonier                                                 8,749      440,600
CASINO SERVICES (2.52%)
 International Game Technology /1/                        7,740      667,962
COMMERCIAL BANKS (5.32%)
 M&T Bank                                                 4,767      402,669
 Marshall & Ilsley                                        2,720       80,022
 North Fork Bancorp.                                      7,420      240,111
 TCF Financial                                           17,337      686,545
                                                                   1,409,347
COMMERCIAL SERVICE-FINANCE (2.83%)
 Deluxe                                                   5,501      242,099
 Dun & Bradstreet /1/                                    10,500      396,900
 Moody's                                                  2,300      111,067
                                                                     750,066
COMMERCIAL SERVICES (1.99%)
 Arbitron /1/                                             9,770      332,766
 Servicemaster                                           21,507      194,639
                                                                     527,405
COMPUTER SERVICES (2.41%)
 Ceridian /1/                                            13,829      192,915
 DST Systems /1/                                          5,044      154,851
 Sungard Data Systems /1/                                 5,025      108,037
 Unisys /1/                                              17,621      183,258
                                                                     639,061
COMPUTERS-INTEGRATED SYSTEMS (0.33%)
 Diebold                                                  2,200       87,956
COMPUTERS-MEMORY DEVICES (0.59%)
 Quantum /1/                                             31,360      108,192

                                                       Shares
                                                        Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
 Storage Technology /1/                                   1,894  $    46,820
                                                                     155,012
COMPUTERS-PERIPHERAL EQUIPMENT (0.62%)
 Lexmark International /1/                                2,213      164,891
CONSUMER PRODUCTS-MISCELLANEOUS (0.86%)
 Dial                                                    10,969      228,484
COSMETICS & TOILETRIES (0.94%)
 International Flavors & Fragrances                       7,855      249,632
DATA PROCESSING & MANAGEMENT (0.67%)
 Certegy /1/                                              4,000       99,960
 SEI Investments                                          2,900       76,357
                                                                     176,317
DENTAL SUPPLIES & EQUIPMENT (0.98%)
 Dentsply International                                   6,900      258,405
DIVERSIFIED MANUFACTURING OPERATIONS (0.86%)
 Cooper Industries                                        4,190      155,449
 ITT Industries                                           1,240       72,292
                                                                     227,741
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.60%)
 Viad                                                     7,900      158,869
ELECTRIC-INTEGRATED (2.96%)
 Ameren                                                   9,512      389,802
 DQE                                                      6,644       90,358
 Exelon                                                   2,510      133,130
 Scana                                                    5,398      171,333
                                                                     784,623
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.52%)
 Gentex /1/                                               4,511      136,232
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.77%)
 Applied Micro Circuits /1/                              45,168      202,353
FINANCE-CONSUMER LOANS (0.51%)
 SLM                                                      1,209      135,408
FINANCE-MORTGAGE LOAN/BANKER (0.77%)
 Countrywide Credit Industries                            3,019      204,084
FINANCIAL GUARANTEE INSURANCE (0.28%)
 PMI Group                                                2,360       72,735
FOOD-DAIRY PRODUCTS (0.49%)
 Dean Foods /1/                                           3,000      130,590
FOOD-MISCELLANEOUS/DIVERSIFIED (0.98%)
 McCormick                                               10,468      259,502
FORESTRY (1.00%)
 Plum Creek Timber                                       11,329      263,513
GOLD MINING (1.56%)
 Newmont Mining                                          15,318      413,892
HOSPITAL BEDS & EQUIPMENT (1.13%)
 Hillenbrand Industries                                   5,978      298,302

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                       Shares
                                                        Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.32%)
 Choice Hotels International /1/                          3,506  $    85,546
IDENTIFICATION SYSTEM-DEVELOPMENT (0.69%)
 Symbol Technologies                                     16,800      183,624
INSURANCE BROKERS (0.78%)
 Arthur J. Gallagher                                      8,234      205,768
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.25%)
 Federated Investors                                      5,080      138,633
 Nuveen Investments                                       7,800      191,100
                                                                     329,733
LIFE & HEALTH INSURANCE (1.39%)
 Aflac                                                    7,260      237,475
 Torchmark                                                3,370      130,587
                                                                     368,062
LOTTERY SERVICES (1.36%)
 Gtech Holdings /1/                                      10,700      360,269
MACHINERY-GENERAL INDUSTRY (0.45%)
 Dover                                                    4,100      117,834
MACHINERY-PUMPS (0.52%)
 Graco                                                    4,500      138,150
MEDICAL INFORMATION SYSTEM (1.34%)
 IMS Health                                              23,010      354,354
MEDICAL INSTRUMENTS (6.03%)
 Beckman Coulter                                          6,620      257,319
 Biomet                                                   8,650      263,479
 Boston Scientific /1/                                    6,800      292,740
 Edwards Lifesciences /1/                                11,800      340,666
 Guidant                                                  6,100      237,839
 St. Jude Medical /1/                                     3,908      205,014
                                                                   1,597,057
MEDICAL PRODUCTS (1.62%)
 Becton Dickinson                                         5,631      199,338
 Varian Medical Systems /1/                               4,277      230,359
                                                                     429,697
MEDICAL-BIOMEDICAL/GENE (0.39%)
 Biogen /1/                                               2,700      102,573
MEDICAL-HMO (0.46%)
 Anthem /1/                                               1,790      122,866
MEDICAL-HOSPITALS (1.00%)
 Health Management Associates                            15,500      264,430
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.60%)
 Lincare Holdings /1/                                     5,261      159,777
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.58%)
 AmerisourceBergen                                        2,672      154,575
METAL-DIVERSIFIED (1.23%)
 Freeport-McMoran Copper & Gold                          18,800      325,428
MISCELLANEOUS INVESTING (4.35%)
 AMB Property                                             7,680      209,664

                                                       Shares
                                                        Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 Chelsea Property Group                                   3,300  $   130,878
 Kimco Realty                                            10,800      390,960
 Prologis Trust                                           7,200      185,328
 Public Storage                                           7,350      236,302
                                                                   1,153,132
MULTIMEDIA (0.55%)
 Belo                                                     6,476      145,775
NON-HAZARDOUS WASTE DISPOSAL (1.59%)
 Republic Services /1/                                   19,600      420,616
OFFICE AUTOMATION & EQUIPMENT (0.45%)
 Pitney Bowes                                             3,414      119,866
OIL & GAS DRILLING (0.23%)
 Noble /1/                                                2,000       61,900
OIL COMPANY-EXPLORATION & PRODUCTION (2.22%)
 Apache                                                   3,174      181,711
 Burlington Resources                                     4,089      189,362
 Devon Energy                                             4,589      216,840
                                                                     587,913
OIL COMPANY-INTEGRATED (0.61%)
 Marathon Oil                                             7,130      162,350
OIL FIELD MACHINERY & EQUIPMENT (1.00%)
 National-Oilwell /1/                                     5,778      121,280
 Weatherford International /1/                            3,560      143,219
                                                                     264,499
OIL-FIELD SERVICES (0.76%)
 BJ Services /1/                                          5,471      199,746
PAPER & RELATED PRODUCTS (0.63%)
 Boise Cascade                                            7,300      167,681
PIPELINES (1.37%)
 Equitable Resources                                      2,675      102,773
 Questar                                                  8,600      259,720
                                                                     362,493
POWER CONVERTER & SUPPLY EQUIPMENT (0.63%)
 American Power Conversion /1/                           10,647      165,880
PRINTING-COMMERCIAL (1.04%)
 Valassis Communications /1/                             10,348      275,257
PROPERTY & CASUALTY INSURANCE (1.50%)
 Fidelity National Financial                              7,700      264,880
 Leucadia National                                        3,500      133,350
                                                                     398,230
PUBLICLY TRADED INVESTMENT FUND (7.63%)
 iShares Russell 2000 Index Fund                          4,620      366,782
 iShares S&P MidCap 400 Fund                              3,040      267,003
 iShares S&P SmallCap 600 Index Fund                      3,940      390,375
 Standard & Poor's MidCap 400 Depository
  Receipts                                               12,440      997,688
                                                                   2,021,848

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                       Shares
                                                        Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (0.66%)
 Knight Ridder                                            2,687  $   173,446
REINSURANCE (2.26%)
 Everest Re Group                                         8,600      598,990
RETAIL-DISCOUNT (0.61%)
 TJX                                                      8,400      161,700
RETAIL-HOME FURNISHINGS (0.28%)
 Pier 1 Imports                                           4,000       74,240
RETAIL-JEWELRY (0.32%)
 Tiffany                                                  3,040       84,330
RETAIL-RESTAURANTS (0.06%)
 Krispy Kreme Doughnuts /1/                                 484       15,720
RETAIL-VARIETY STORE (0.31%)
 99 Cents Only Stores /1/                                 2,800       82,488
SAVINGS & LOANS-THRIFTS (1.23%)
 Charter One Financial                                   11,200      325,360
TELECOMMUNICATION EQUIPMENT (0.57%)
 Comverse Technology /1/                                 11,600      151,612
TELEPHONE-INTEGRATED (0.51%)
 Telephone & Data Systems                                 3,100      133,579
TOBACCO (2.66%)
 UST                                                     22,507      705,144
TOYS (1.05%)
 Mattel                                                  12,780      277,837
TRANSPORT-TRUCK (0.46%)
 Heartland Express /1/                                    5,330      122,590
                                           TOTAL COMMON STOCKS    25,917,773

                                                     Principal
                                                       Amount       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (2.80%)
FINANCE-MORTGAGE LOAN/BANKER (2.80%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
    1.25%; 05/01/03                                    $  741,1    $   741,117
                                          TOTAL COMMERCIAL PAPE        741,117
                                                                   -----------

                           TOTAL PORTFOLIO INVESTMENTS (100.66%     26,658,890
  LIABILITIES, NET OF CASH AND RECEIVABLES (-0.66%)                   (173,997)
                                      TOTAL NET ASSETS (100.00%    $26,484,893
                                                                 --------------

/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                   Shares
                                                    Held        Value
--------------------------------------------------------------------------
COMMON STOCKS (95.62%)
APPAREL MANUFACTURERS (0.42%)
 Coach /1/                                              50    $   22,016
APPLIANCES (0.42%)
 Maytag                                               1,06        22,236
APPLICATIONS SOFTWARE (2.38%)
 Citrix Systems /1/                                   2,14        40,745
 Intuit /1/                                           2,19        84,928
                                                                 125,673
BATTERIES & BATTERY SYSTEMS (0.83%)
 Energizer Holdings /1/                               1,53        44,095
BEVERAGES-NON-ALCOHOLIC (1.44%)
 Coca-Cola Enterprises                                2,92        56,950
 Pepsi Bottling Group                                   92        19,040
                                                                  75,990
BUILDING-RESIDENTIAL & COMMERCIAL (0.95%)
 NVR /1/                                                14        50,085
CASINO HOTELS (0.57%)
 Harrah's Entertainment /1/                             76        29,936
CASINO SERVICES (0.63%)
 International Game Technology /1/                      38        33,053
CELLULAR TELECOMMUNICATIONS (0.97%)
 Nextel Communications /1/                            3,47        51,395
CHEMICALS-SPECIALTY (0.85%)
 Sigma-Aldrich                                          89        44,788
COMMERCIAL BANKS (0.74%)
 TCF Financial                                          99        39,204
COMMERCIAL SERVICE-FINANCE (2.44%)
 Deluxe                                                 74        32,611
 Equifax                                              1,62        37,568
 H&R Block                                              84        32,788
 Moody's                                                53        25,884
                                                                 128,851
COMPUTER SERVICES (1.75%)
 Affiliated Computer Services /1/                       63        30,147
 Computer Sciences /1/                                1,89        62,407
                                                                  92,554
COMPUTERS-MEMORY DEVICES (2.29%)
 Storage Technology /1/                               1,60        39,774
 Veritas Software /1/                                 3,68        81,019
                                                                 120,793
COMPUTERS-PERIPHERAL EQUIPMENT (1.17%)
 Lexmark International /1/                              82        61,694
CONSUMER PRODUCTS-MISCELLANEOUS (0.46%)
 Clorox                                                 53        24,102
CONTAINERS-METAL & GLASS (0.41%)
 Ball                                                   38        21,678
CONTAINERS-PAPER & PLASTIC (0.50%)
 Sealed Air /1/                                         61        26,224

                                                   Shares
                                                    Held        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (0.56%)
 International Flavors & Fragrances                     93    $   29,714
DATA PROCESSING & MANAGEMENT (0.91%)
 Fair, Isaac                                            91        47,862
DENTAL SUPPLIES & EQUIPMENT (0.50%)
 Patterson Dental /1/                                   65        26,392
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.84%)
 Viad                                                 2,21        44,564
E-COMMERCE-SERVICES (1.30%)
 WebMD /1/                                            7,14        68,839
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.04%)
 Gentex /1/                                           1,46        44,243
 Vishay Intertechnology /1/                             87        10,963
                                                                  55,206
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.62%)
 Broadcom /1/                                         2,92        52,257
 International Rectifier /1/                          1,61        36,599
 National Semiconductor /1/                           3,09        58,025
 PMC - Sierra /1/                                     2,52        20,823
 QLogic /1/                                             53        23,315
                                                                 191,019
ELECTRONIC FORMS (0.46%)
 Adobe Systems                                          70        24,434
ELECTRONICS-MILITARY (1.19%)
 L-3 Communications Holdings /1/                      1,41        62,826
ENTERPRISE SOFTWARE & SERVICE (0.93%)
 BMC Software /1/                                     3,29        49,117
ENTERTAINMENT SOFTWARE (1.56%)
 Electronic Arts /1/                                  1,39        82,622
FILTRATION & SEPARATION PRODUCTS (0.61%)
 Donaldson                                              81        32,415
FINANCE-CREDIT CARD (0.63%)
 Providian Financial /1/                              4,50        33,202
FINANCE-INVESTMENT BANKER & BROKER (1.33%)
 Bear Stearns                                           40        26,936
 Legg Mason                                             40        22,209
 Lehman Brothers Holdings                               33        20,906
                                                                  70,051
FINANCE-MORTGAGE LOAN/BANKER (0.94%)
 Doral Financial                                      1,24        49,612
FOOD-CONFECTIONERY (1.13%)
 Hershey Foods                                          91        59,639
HEALTH CARE COST CONTAINMENT (0.60%)
 McKesson                                             1,15        31,901
HUMAN RESOURCES (0.09%)
 AMN Healthcare Services /1/                            50         4,605

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                   Shares
                                                    Held        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-SCIENTIFIC (0.53%)
 Fisher Scientific International /1/                    96     $  27,744
INTERNET BROKERS (1.08%)
 E*trade Group /1/                                   10,36        57,019
INTERNET SECURITY (1.80%)
 CheckFree /1/                                          48        13,233
 Symantec /1/                                         1,86        82,055
                                                                  95,288
LOTTERY SERVICES (0.44%)
 Gtech Holdings /1/                                     69        23,434
MACHINERY-FARM (0.51%)
 AGCO /1/                                             1,48        26,951
MEDICAL INSTRUMENTS (2.30%)
 Beckman Coulter                                        58        22,700
 Edwards Lifesciences /1/                             1,23        35,770
 St. Jude Medical /1/                                 1,20        62,952
                                                                 121,422
MEDICAL PRODUCTS (2.17%)
 Stryker                                                80        53,809
 Zimmer Holdings /1/                                  1,29        60,736
                                                                 114,545
MEDICAL STERILIZATION PRODUCT (0.94%)
 Steris /1/                                           2,18        49,668
MEDICAL-BIOMEDICAL/GENE (3.13%)
 Biogen /1/                                           1,11        42,397
 Charles River Laboratories International
  /1/                                                   70        19,005
 Genzyme /1/                                          1,98        79,996
 Invitrogen /1/                                         73        23,871
                                                                 165,269
MEDICAL-DRUGS (1.67%)
 Allergan                                               53        37,654
 Cephalon /1/                                           64        26,464
 Medimmune /1/                                          68        24,054
                                                                  88,172
MEDICAL-GENERIC DRUGS (1.42%)
 Mylan Laboratories                                   2,02        57,134
 Watson Pharmaceutical /1/                              60        17,703
                                                                  74,837
MEDICAL-HMO (4.53%)
 Health Net /1/                                       2,03        52,963
 Mid Atlantic Medical Services /1/                    1,51        65,847
 Oxford Health Plans /1/                                69        20,196
 Wellpoint Health Networks /1/                        1,32       100,469
                                                                 239,475
METAL-DIVERSIFIED (0.43%)
 Freeport-McMoran Copper & Gold                       1,30        22,641
MULTIMEDIA (0.85%)
 E.W. Scripps                                           56        44,697
NETWORKING PRODUCTS (0.74%)
 Emulex /1/                                           1,90        39,054

                                                   Shares
                                                    Held        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT (0.76%)
 Pitney Bowes                                         1,14    $   40,096
OIL COMPANY-EXPLORATION & PRODUCTION (2.94%)
 Burlington Resources                                   73        33,945
 Devon Energy                                           43        20,461
 Forest Oil /1/                                       1,43        29,716
 Murphy Oil                                             41        17,410
 Newfield Exploration /1/                               70        24,279
 Pogo Producing                                         74        29,304
                                                                 155,115
OIL FIELD MACHINERY & EQUIPMENT (1.25%)
 FMC Technologies /1/                                 1,36        25,765
 Smith International /1/                              1,14        40,538
                                                                  66,303
OIL-FIELD SERVICES (0.43%)
 Halliburton                                          1,06        22,759
PHARMACY SERVICES (1.80%)
 AdvancePCS /1/                                       2,25        67,635
 Omnicare                                             1,02        27,289
                                                                  94,924
PUBLICLY TRADED INVESTMENT FUND (1.10%)
 iShares Russell Midcap Growth Index Fund             1,05        58,309
RADIO (1.95%)
 Cumulus Media /1/                                    3,65        62,926
 Westwood One /1/                                     1,14        40,100
                                                                 103,026
RENTAL-AUTO & EQUIPMENT (0.53%)
 Rent-A-Center /1/                                      43        28,184
RESEARCH & DEVELOPMENT (0.31%)
 Pharmaceutical Product Development /1/                 61        16,147
RETAIL-APPAREL & SHOE (1.98%)
 Abercrombie & Fitch /1/                              1,60        52,838
 Ross Stores                                          1,36        51,544
                                                                 104,382
RETAIL-ARTS & CRAFTS (1.36%)
 Michaels Stores /1/                                  2,29        71,633
RETAIL-AUTO PARTS (1.19%)
 Autozone /1/                                           78        63,032
RETAIL-BEDDING (1.31%)
 Bed Bath & Beyond /1/                                1,75        69,143
RETAIL-DISCOUNT (0.38%)
 Dollar General                                       1,38        20,109
RETAIL-OFFICE SUPPLIES (1.60%)
 Staples /1/                                          4,45        84,728
RETAIL-PET FOOD & SUPPLIES (1.35%)
 PETsMART /1/                                         4,72        71,489
RETAIL-RESTAURANTS (2.78%)
 Brinker International /1/                            2,07        65,723

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                   Shares
                                                    Held        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
 CBRL Group                                           1,02    $   32,518
 Outback Steakhouse                                     51        18,370
 Starbucks /1/                                        1,27        30,020
                                                                 146,631
SAVINGS & LOANS-THRIFTS (0.82%)
 New York Community Bancorp                           1,25        43,400
SCHOOLS (0.81%)
 Apollo Group /1/                                       37        20,433
 Career Education /1/                                   37        22,429
                                                                  42,862
SEMICONDUCTOR EQUIPMENT (1.17%)
 Lam Research /1/                                       53         7,817
 Novellus Systems /1/                                 1,93        54,117
                                                                  61,934
TELECOMMUNICATION EQUIPMENT (1.79%)
 ADC Telecommunications /1/                          19,13        45,689
 UTStarcom /1/                                        2,25        48,985
                                                                  94,674
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.82%)
 Corning /1/                                          8,01        43,458
TELECOMMUNICATION SERVICES (0.00%)
 McLeodUSA /1/                                      109,82             -
TELEPHONE-INTEGRATED (0.27%)
 Sprint PCS /1/                                       4,12        14,420
THERAPEUTICS (2.04%)
 Gilead Sciences /1/                                  2,33       107,552
TOOLS-HAND HELD (1.03%)
 Black & Decker                                       1,32        54,615
TOYS (1.51%)
 Mattel                                               3,66        79,699
TRANSPORT-SERVICES (0.66%)
 C.H. Robinson Worldwide                                94        34,730
WEB HOSTING & DESIGN (0.81%)
 Macromedia /1/                                       3,40        42,975
WEB PORTALS (0.87%)
 Yahoo /1/                                            1,85        45,843
                                       TOTAL COMMON STOCKS     5,050,775

                                                 Principal
                                                   Amount        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (3.70%)
FINANCE-MORTGAGE LOAN/BANKER (3.70%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
    1.25%; 05/01/03                                $ 195,687    $  195,687
                                      TOTAL COMMERCIAL PAPER       195,687
                                                                ----------

                        TOTAL PORTFOLIO INVESTMENTS (99.32%)     5,246,462
  CASH AND RECEIVABLES, NET OF LIABILITIES (0.68%)                  35,782
                                  TOTAL NET ASSETS (100.00%)    $5,282,244
                                                               -----------
/1/ Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held          Value
-----------------------------------------------------------------------------
COMMON STOCKS (96.94%)
AEROSPACE & DEFENSE (0.08%)
 Titan /1/                                              2,549    $    20,468
AEROSPACE & DEFENSE EQUIPMENT (0.04%)
 Sequa /1/                                                340         10,458
AGRICULTURAL CHEMICALS (0.14%)
 IMC Global                                             3,756         34,029
AIRLINES (0.06%)
 Alaska Air Group /1/                                     867         15,459
APPAREL MANUFACTURERS (0.51%)
 Coach /1/                                              2,944        128,093
APPLICATIONS SOFTWARE (0.31%)
 Keane /1/                                              2,329         22,451
 National Instruments /1/                               1,670         53,574
                                                                      76,025
AUCTION HOUSE & ART DEALER (0.07%)
 Sotheby's Holdings /1/                                 2,009         17,659
AUDIO & VIDEO PRODUCTS (0.13%)
 Polycom /1/                                            3,250         31,915
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.92%)
 ArvinMeritor                                           2,237         35,389
 Borg Warner                                              879         51,571
 Lear /1/                                               2,147         85,322
 Modine Manufacturing                                   1,103         22,281
 Superior Industries International                        904         35,762
                                                                     230,325
BATTERIES & BATTERY SYSTEMS (0.33%)
 Energizer Holdings /1/                                 2,858         82,368
BEVERAGES-NON-ALCOHOLIC (0.25%)
 PepsiAmericas                                          4,910         61,326
BEVERAGES-WINE & SPIRITS (0.32%)
 Constellation Brands /1/                               2,957         79,277
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.07%)
 Dycom Industries /1/                                   1,564         17,267
BUILDING PRODUCTS-AIR & HEATING (0.12%)
 York International                                     1,295         30,951
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.19%)
 Martin Marietta Materials                              1,594         47,135
BUILDING PRODUCTS-WOOD (0.18%)
 Rayonier                                                 906         45,626
BUILDING-HEAVY CONSTRUCTION (0.09%)
 Granite Construction                                   1,348         22,646
BUILDING-MAINTENANCE & SERVICE (0.14%)
 Rollins                                                1,463         35,434
BUILDING-MOBIL HOME & MANUFACTURE HOUSING (0.22%)
 Clayton Homes                                          4,447         55,187
BUILDING-RESIDENTIAL & COMMERCIAL (1.18%)
 DR Horton                                              4,789        113,499

                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
 Lennar                                                 2,333    $   126,542
 Toll Brothers /1/                                      2,303         53,545
                                                                     293,586
CAPACITORS (0.10%)
 Kemet /1/                                              2,817         25,832
CASINO HOTELS (0.52%)
 Mandalay Resort Group /1/                              2,155         56,935
 Park Place Entertainment /1/                           9,821         73,068
                                                                     130,003
CELLULAR TELECOMMUNICATIONS (0.09%)
 Price Communications /1/                               1,782         21,758
CHEMICALS-DIVERSIFIED (0.44%)
 Lyondell Chemical                                      5,223         75,995
 Olin                                                   1,888         34,210
                                                                     110,205
CHEMICALS-SPECIALTY (1.23%)
 Albemarle                                              1,362         36,774
 Cabot                                                  2,013         56,102
 Cabot Microelectronics /1/                               796         34,403
 Crompton                                               3,718         23,870
 Cytec Industries /1/                                   1,269         40,621
 Ferro                                                  1,321         31,228
 Lubrizol                                               1,681         53,136
 Minerals Technologies                                    658         29,117
                                                                     305,251
COAL (0.32%)
 Arch Coal                                              1,711         30,935
 Peabody Energy                                         1,709         48,023
                                                                      78,958
COATINGS & PAINT (0.47%)
 RPM                                                    3,777         46,683
 Valspar                                                1,646         71,091
                                                                     117,774
COMMERCIAL BANKS (6.67%)
 Associated Banc                                        2,436         85,114
 Bank of Hawaii                                         1,985         65,426
 Banknorth Group                                        5,269        125,824
 City National                                          1,631         67,148
 Colonial BancGroup                                     4,041         51,442
 Commerce Bancorp.                                      2,205         89,677
 Compass Bancshares                                     4,188        141,219
 First Virginia Banks                                   2,343         95,711
 FirstMerit                                             2,762         56,621
 Greater Bay Bancorp                                    1,682         26,912
 Hibernia                                               5,147         93,264
 M&T Bank                                               3,898        329,264
 Mercantile Bankshares                                  2,249         86,227
 National Commerce Financial                            6,706        136,400
 Provident Financial Group                              1,592         37,651
 Silicon Valley Bancshares /1/                          1,271         29,716
 TCF Financial                                          2,403         95,159
 Westamerica Bancorp.                                   1,095         47,194
                                                                   1,659,969

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (0.37%)
 Dun & Bradstreet /1/                                   2,428     $   91,778
COMMERCIAL SERVICES (0.09%)
 Plexus /1/                                             1,380         14,048
 Quanta Services /1/                                    2,237          7,718
                                                                      21,766
COMPUTER AIDED DESIGN (0.40%)
 Cadence Design Systems /1/                             8,786        100,424
COMPUTER SERVICES (1.85%)
 Affiliated Computer Services /1/                       4,330        206,541
 BISYS Group /1/                                        3,912         66,035
 Ceridian /1/                                           4,850         67,657
 DST Systems /1/                                        3,907        119,945
                                                                     460,178
COMPUTERS-INTEGRATED SYSTEMS (1.25%)
 Diebold                                                2,361         94,393
 Jack Henry & Associates                                2,865         37,331
 McData /1/                                             3,716         39,315
 Mentor Graphics /1/                                    2,176         22,674
 Synopsys /1/                                           2,424        117,903
                                                                     311,616
COMPUTERS-MEMORY DEVICES (0.65%)
 Quantum /1/                                            5,643         19,468
 Sandisk /1/                                            2,253         54,523
 Storage Technology /1/                                 3,515         86,891
                                                                     160,882
COMPUTERS-PERIPHERAL EQUIPMENT (0.02%)
 InFocus /1/                                            1,284          5,765
CONSULTING SERVICES (0.08%)
 Gartner /1/                                            2,677         20,988
CONSUMER PRODUCTS-MISCELLANEOUS (0.42%)
 Blyth                                                  1,505         39,702
 Dial /2/                                               3,106         64,698
                                                                     104,400
CONTAINERS-PAPER & PLASTIC (0.59%)
 Longview Fibre                                         1,668         12,727
 Packaging Corp. of America /1/                         3,413         64,198
 Sonoco Products                                        3,156         68,959
                                                                     145,884
DATA PROCESSING & MANAGEMENT (1.93%)
 Acxiom /1/                                             2,914         40,680
 Ascential Software /1/                                 7,881         30,263
 Certegy /1/                                            2,169         54,203
 Choicepoint /1/                                        2,770         97,726
 CSG Systems International /1/                          1,685         17,743
 Fair, Isaac                                            1,642         85,515
 Reynolds & Reynolds                                    2,204         63,497
 SEI Investments                                        3,465         91,234
                                                                     480,861
DECISION SUPPORT SOFTWARE (0.03%)
 Wind River Systems /1/                                 2,586          8,560

                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (0.74%)
 Dentsply International                                 2,560    $    95,872
 Patterson Dental /1/                                   2,221         89,218
                                                                     185,090
DIAGNOSTIC EQUIPMENT (0.20%)
 Cytyc /1/                                              3,786         49,975
DIRECT MARKETING (0.34%)
 Catalina Marketing /1/                                 1,746         31,131
 Harte-Hanks                                            2,974         53,532
                                                                      84,663
DISTRIBUTION-WHOLESALE (0.52%)
 Fastenal                                               2,479         85,749
 Tech Data /1/                                          1,845         44,280
                                                                     130,029
DIVERSIFIED MANUFACTURING OPERATIONS (1.75%)
 Carlisle                                               1,000         45,360
 Federal Signal                                         1,558         26,922
 FMC /1/                                                1,146         20,766
 Harsco                                                 1,323         45,604
 Lancaster Colony                                       1,181         50,464
 Pentair                                                1,608         61,972
 Pittston Brink's Group                                 1,773         22,606
 SPX /1/                                                2,631         88,928
 Teleflex                                               1,286         49,370
 Trinity Industries                                     1,499         24,808
                                                                     436,800
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.23%)
 Viad                                                   2,878         57,877
ELECTRIC PRODUCTS-MISCELLANEOUS (0.16%)
 Ametek                                                 1,079         40,678
ELECTRIC-INTEGRATED (4.87%)
 ALLETE                                                 2,801         66,552
 Alliant Energy                                         2,996         52,610
 Black Hills                                            1,154         32,866
 DPL /2/                                                4,133         57,201
 DQE                                                    2,428         33,021
 Energy East                                            4,737         86,308
 Great Plains Energy                                    2,260         59,144
 Hawaiian Electric Industries                           1,196         49,455
 Idacorp                                                1,236         31,629
 MDU Resources Group                                    2,341         69,668
 Northeast Utilities                                    4,436         66,185
 NSTAR                                                  1,732         74,822
 OGE Energy                                             2,563         46,006
 Pepco Holdings                                         5,347         91,862
 PNM Resources                                          1,278         28,359
 Puget Energy                                           3,028         63,951
 Scana                                                  3,619        114,867
 Sierra Pacific Resources /1/                           3,337         12,314
 Westar Energy                                          2,335         32,830
 Wisconsin Energy                                       3,795         99,922
 WPS Resources                                          1,041         41,952
                                                                   1,211,524

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.56%)
 Gentex /1/                                             2,491     $   75,228
 Vishay Intertechnology /1/                             5,219         65,238
                                                                     140,466
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.91%)
 Cree /1/                                               2,393         47,740
 Fairchild Semiconductor International /1/              3,821         45,355
 International Rectifier /1/                            2,094         47,366
 Intersil Holding /1/                                   4,471         82,714
 Lattice Semiconductor /1/                              3,670         31,856
 Microchip Technology                                   6,648        138,212
 Semtech /1/                                            2,388         37,969
 Silicon Laboratories /1/                               1,599         45,492
                                                                     476,704
ELECTRONIC PARTS DISTRIBUTION (0.42%)
 Arrow Electronics /1/                                  3,264         55,096
 Avnet /1/                                              3,902         49,751
                                                                     104,847
ELECTRONICS-MILITARY (0.55%)
 L-3 Communications Holdings /1/                        3,086        137,018
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.30%)
 Jacobs Engineering Group /1/                           1,792         73,741
ENTERPRISE SOFTWARE & SERVICE (0.30%)
 Advent Software /1/                                    1,068         13,446
 Legato Systems /1 2/                                   3,796         22,472
 Sybase /1/                                             3,092         39,578
                                                                      75,496
ENTERTAINMENT SOFTWARE (0.13%)
 Activision /1/                                         2,162         33,079
FIDUCIARY BANKS (0.42%)
 Investors Financial Services                           2,119         46,216
 Wilmington Trust                                       2,142         57,641
                                                                     103,857
FILTRATION & SEPARATION PRODUCTS (0.23%)
 Donaldson                                              1,422         56,766
FINANCE-AUTO LOANS (0.14%)
 AmeriCredit /1/                                        5,055         34,323
FINANCE-INVESTMENT BANKER & BROKER (0.99%)
 AG Edwards                                             2,610         77,856
 Investment Technology Group /1/                        1,565         22,364
 LaBranche                                              1,944         32,231
 Legg Mason                                             2,116        114,899
                                                                     247,350
FINANCIAL GUARANTEE INSURANCE (0.85%)
 PMI Group                                              2,950         90,919
 Radian Group                                           3,054        121,244
                                                                     212,163
FOOD-BAKING (0.06%)
 Interstate Bakeries                                    1,462         15,307
FOOD-CONFECTIONERY (0.44%)
 J.M. Smucker                                           1,625         58,955

                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-CONFECTIONERY (CONTINUED)
 Tootsie Roll Industries                                1,736    $    50,309
                                                                     109,264
FOOD-DAIRY PRODUCTS (0.81%)
 Dean Foods /1/                                         2,982        129,807
 Dreyer's Grand Ice Cream                               1,140         72,823
                                                                     202,630
FOOD-MEAT PRODUCTS (0.70%)
 Hormel Foods                                           4,523        104,074
 Smithfield Foods /1/                                   3,575         70,070
                                                                     174,144
FOOD-MISCELLANEOUS/DIVERSIFIED (0.14%)
 Sensient Technologies                                  1,548         34,211
FOOD-RETAIL (0.54%)
 Ruddick                                                1,521         20,244
 Whole Foods Market /1/                                 1,913        113,556
                                                                     133,800
FOOTWEAR & RELATED APPAREL (0.24%)
 Timberland /1/                                         1,204         60,188
GAS-DISTRIBUTION (0.77%)
 AGL Resources                                          2,036         52,386
 ONEOK                                                  2,368         44,921
 Vectren                                                2,215         51,499
 WGL Holdings                                           1,587         42,817
                                                                     191,623
GOLF (0.14%)
 Callaway Golf                                          2,477         34,505
HEALTH CARE COST CONTAINMENT (0.31%)
 First Health Group /1/                                 3,102         77,705
HOME FURNISHINGS (0.18%)
 Furniture Brands International /1/                     1,839         43,676
HOSPITAL BEDS & EQUIPMENT (0.40%)
 Hillenbrand Industries                                 2,017        100,648
HUMAN RESOURCES (0.57%)
 Kelly Services                                         1,160         26,854
 Korn/Ferry International /1/                           1,235          8,497
 Manpower                                               2,524         82,989
 MPS Group /1/                                          3,352         22,626
                                                                     140,966
INDUSTRIAL GASES (0.19%)
 Airgas /1/                                             2,352         47,581
INSTRUMENTS-SCIENTIFIC (0.14%)
 Varian /1/                                             1,104         34,897
INSURANCE (0.22%)
 HCC Insurance Holdings                                 2,036         55,990
INSURANCE BROKERS (0.61%)
 Arthur J. Gallagher                                    2,875         71,846
 Brown & Brown                                          2,260         80,840
                                                                     152,686

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)



                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET BROKERS (0.26%)
 E*trade Group /1/                                     11,811     $   64,961
INTERNET FINANCIAL SERVICES (0.16%)
 IndyMac Bancorp                                        1,804         40,193
INTERNET INFRASTRUCTURE EQUIPMENT (0.18%)
 Avocent /1/                                            1,472         43,601
INTERNET INFRASTRUCTURE SOFTWARE (0.04%)
 Retek /1/                                              1,737         10,856
INTERNET SECURITY (0.68%)
 CheckFree /1/                                          2,577         71,048
 Internet Security Systems /1/                          1,617         21,215
 Network Associates /1/                                 5,112         58,430
 RSA Security /1/                                       1,858         17,818
                                                                     168,511
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.76%)
 Eaton Vance                                            2,260         67,348
 Neuberger Berman                                       2,280         69,996
 Waddell & Reed Financial                               2,623         52,460
                                                                     189,804
LIFE & HEALTH INSURANCE (0.74%)
 AmerUs Group                                           1,274         33,366
 Mony Group                                             1,532         35,588
 Protective Life                                        2,243         64,442
 Stancorp Financial Group                                 960         51,552
                                                                     184,948
LOTTERY SERVICES (0.25%)
 Gtech Holdings /1/                                     1,847         62,188
MACHINERY TOOLS & RELATED PRODUCTS (0.15%)
 Kennametal                                             1,150         36,214
MACHINERY-FARM (0.18%)
 AGCO /1/                                               2,451         44,633
MACHINERY-GENERAL INDUSTRY (0.21%)
 Nordson                                                1,098         27,735
 Tecumseh Products                                        603         24,265
                                                                      52,000
MACHINERY-PRINT TRADE (0.16%)
 Imation /1/                                            1,152         39,514
MACHINERY-PUMPS (0.11%)
 Flowserve /1/                                          1,803         27,838
MEDICAL INSTRUMENTS (0.78%)
 Apogent Technologies /1/                               3,437         59,048
 Beckman Coulter                                        2,003         77,856
 Edwards Lifesciences /1/                               1,962         56,643
                                                                     193,547
MEDICAL LABORATORY & TESTING SERVICE (0.14%)
 Covance /1/                                            1,955         34,662
MEDICAL LASER SYSTEMS (0.11%)
 Visx /1/                                               1,685         26,387

                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.73%)
 Henry Schein /1/                                       1,438     $   62,050
 Varian Medical Systems /1/                             2,226        119,892
                                                                     181,942
MEDICAL STERILIZATION PRODUCT (0.21%)
 Steris /1/                                             2,272         51,574
MEDICAL-BIOMEDICAL/GENE (1.35%)
 Charles River Laboratories International
  /1/                                                   1,474         40,019
 Idec Pharmaceuticals /1/                               5,000        163,750
 Millennium Pharmaceuticals /1/                         9,403        103,433
 Protein Design Labs /1/                                2,910         28,896
                                                                     336,098
MEDICAL-DRUGS (1.25%)
 ICN Pharmaceuticals                                    2,736         23,940
 IVAX /1/                                               6,359        102,189
 Perrigo                                                2,271         34,883
 Sepracor /1/                                           2,749         52,643
 SICOR /1/                                              3,825         68,582
 Vertex Pharmaceuticals /1/                             2,495         30,115
                                                                     312,352
MEDICAL-GENERIC DRUGS (1.35%)
 Barr Laboratories /1/                                  2,155        119,818
 Mylan Laboratories                                     6,006        169,790
 Pharmaceutical Resources /1/                           1,071         47,070
                                                                     336,678
MEDICAL-HMO (1.22%)
 Coventry Health Care /1/                               1,956         79,844
 Health Net /1/                                         4,045        105,534
 Oxford Health Plans /1/                                2,740         80,200
 Pacificare Health Systems /1/                          1,170         37,253
                                                                     302,831
MEDICAL-HOSPITALS (0.87%)
 Community Health Systems /1/                           3,276         62,244
 LifePoint Hospitals /1/                                1,291         25,200
 Triad Hospitals /1/                                    2,441         53,727
 Universal Health Services /1/                          1,978         76,489
                                                                     217,660
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.59%)
 Apria Healthcare Group /1/                             1,793         42,046
 Lincare Holdings /1/                                   3,454        104,898
                                                                     146,944
METAL PROCESSORS & FABRICATION (0.19%)
 Precision Castparts                                    1,723         47,710
MISCELLANEOUS INVESTING (1.72%)
 AMB Property                                           2,700         73,710
 Extended Stay America /1/                              3,071         36,422
 Hospitality Properties Trust                           2,043         58,859
 Liberty Property Trust                                 2,495         78,068
 Mack-Cali Realty                                       1,877         59,238
 New Plan Excel Realty Trust                            3,167         63,277
 United Dominion Realty Trust                           3,501         58,432
                                                                     428,006

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MOTION PICTURES & SERVICES (0.11%)
 Macrovision /1/                                        1,580    $    27,919
MULTI-LINE INSURANCE (1.09%)
 Allmerica Financial /1/                                1,728         26,438
 American Financial Group                               2,257         50,060
 Horace Mann Educators                                  1,335         19,718
 Old Republic International                             3,939        120,534
 Unitrin                                                2,211         54,634
                                                                     271,384
MULTIMEDIA (0.50%)
 Belo                                                   3,689         83,039
 Media General                                            740         40,671
                                                                     123,710
NETWORKING PRODUCTS (0.25%)
 3Com /1/                                              11,803         61,376
NON-HAZARDOUS WASTE DISPOSAL (0.46%)
 Republic Services /1/                                  5,354        114,897
OFFICE FURNISHINGS-ORIGINAL (0.40%)
 Herman Miller                                          2,401         41,993
 HON Industries                                         1,925         56,942
                                                                      98,935
OFFICE SUPPLIES & FORMS (0.14%)
 Wallace Computer Services                              1,380         36,059
OIL & GAS DRILLING (1.29%)
 Ensco International                                    4,873        123,774
 Helmerich & Payne                                      1,634         42,043
 Patterson-UTI Energy /1/                               2,617         86,597
 Pride International /1/                                4,393         68,179
                                                                     320,593
OIL COMPANY-EXPLORATION & PRODUCTION (2.03%)
 Forest Oil /1/                                         1,535         31,897
 Murphy Oil                                             2,995        124,742
 Noble Energy                                           1,872         62,150
 Pioneer Natural Resources /1/                          3,833         91,685
 Pogo Producing                                         1,999         79,161
 XTO Energy                                             5,909        115,226
                                                                     504,861
OIL FIELD MACHINERY & EQUIPMENT (2.08%)
 Cooper Cameron /1/                                     1,776         84,999
 FMC Technologies /1/                                   2,136         40,200
 Grant Prideco /1/                                      3,954         45,115
 National-Oilwell /1/                                   2,752         57,764
 Smith International /1/                                3,317        117,953
 Weatherford International /1/                          4,252        171,058
                                                                     517,089
OIL REFINING & MARKETING (0.54%)
 Valero Energy                                          3,687        135,497
OIL-FIELD SERVICES (0.51%)
 Hanover Compressor /1/                                 2,173         18,275
 Tidewater                                              1,979         53,235
 Varco International /1/                                3,166         55,690
                                                                     127,200
                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (0.51%)
 Bowater                                                1,806    $    70,308
 P.H. Glatfelter                                        1,425         16,316
 Potlatch                                                 934         22,276
 Wausau-Mosinee Paper                                   1,684         17,918
                                                                     126,818
PHARMACY SERVICES (1.29%)
 AdvancePCS /1/                                         2,944         88,497
 Express Scripts /1/                                    2,545        150,053
 Omnicare                                               3,080         81,681
                                                                     320,231
PIPELINES (1.11%)
 Aquila /1/                                             5,935         16,499
 Equitable Resources                                    2,013         77,340
 National Fuel Gas                                      2,633         61,770
 Questar                                                2,676         80,815
 Western Gas Resources                                  1,079         39,578
                                                                     276,002
POULTRY (0.44%)
 Tyson Foods                                           11,490        110,649
POWER CONVERTER & SUPPLY EQUIPMENT (0.25%)
 Hubbell                                                1,931         61,985
PRINTING-COMMERCIAL (0.29%)
 Banta                                                    827         25,678
 Valassis Communications /1/                            1,718         45,699
                                                                      71,377
PROPERTY & CASUALTY INSURANCE (1.45%)
 Fidelity National Financial                            3,395        116,788
 First American                                         2,359         62,513
 Leucadia National                                      1,903         72,504
 Ohio Casualty /1/                                      1,984         24,850
 W.R. Berkley                                           1,800         83,592
                                                                     360,247
PUBLICLY TRADED INVESTMENT FUND (1.20%)
 iShares S&P MidCap 400 Fund                            3,415        299,939
PUBLISHING-BOOKS (0.15%)
 Scholastic /1/                                         1,279         36,336
PUBLISHING-NEWSPAPERS (1.12%)
 Lee Enterprises                                        1,450         52,012
 Washington Post                                          310        225,990
                                                                     278,002
PUBLISHING-PERIODICALS (0.15%)
 Readers Digest Association                             3,202         38,424
RACETRACKS (0.27%)
 International Speedway                                 1,737         68,281
RADIO (1.30%)
 Emmis Communications /1/                               1,749         33,178
 Entercom Communications /1/                            1,629         79,153
 Hispanic Broadcasting /1/                              3,555         91,186
 Westwood One /1/                                       3,443        120,161
                                                                     323,678

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REINSURANCE (0.51%)
 Everest Re Group                                       1,808    $   125,927
RENTAL-AUTO & EQUIPMENT (0.10%)
 United Rentals /1/                                     2,501         25,760
RESORTS & THEME PARKS (0.07%)
 Six Flags /1/                                          3,026         17,793
RETAIL-APPAREL & SHOE (1.55%)
 Abercrombie & Fitch /1/                                3,177        104,460
 American Eagle Outfitters /1/                          2,326         40,705
 Chico's FAS /1/                                        2,773         67,495
 Claire's Stores                                        1,598         41,532
 Payless Shoesource /1/                                 2,220         35,209
 Ross Stores                                            2,533         96,001
                                                                     385,402
RETAIL-ARTS & CRAFTS (0.28%)
 Michaels Stores /1/                                    2,204         68,853
RETAIL-AUTOMOBILE (0.39%)
 Carmax                                                 3,369         71,254
 Copart /1/                                             3,017         25,464
                                                                      96,718
RETAIL-BOOKSTORE (0.33%)
 Barnes & Noble /1/                                     2,111         41,587
 Borders Group /1/                                      2,587         41,392
                                                                      82,979
RETAIL-COMPUTER EQUIPMENT (0.47%)
 CDW Computer Centers /1/                               2,742        116,919
RETAIL-DISCOUNT (0.51%)
 BJ's Wholesale Club /1/                                2,268         32,024
 Dollar Tree Stores /1/                                 3,730         94,929
                                                                     126,953
RETAIL-DRUG STORE (0.08%)
 Longs Drug Stores                                      1,256         19,455
RETAIL-HOME FURNISHINGS (0.23%)
 Pier 1 Imports                                         3,033         56,292
RETAIL-MAIL ORDER (0.40%)
 Williams-Sonoma /1/                                    3,801         98,370
RETAIL-MAJOR DEPARTMENT STORE (0.17%)
 Saks /1/                                               4,655         41,662
RETAIL-PET FOOD & SUPPLIES (0.28%)
 PETsMART /1/                                           4,547         68,796
RETAIL-REGIONAL DEPARTMENT STORE (0.20%)
 Neiman-Marcus Group /1/                                1,567         50,222
RETAIL-RESTAURANTS (1.90%)
 Applebees International                                1,805         49,457
 Bob Evans Farms                                        1,145         29,049
 Brinker International /1/                              3,168        100,584
 CBRL Group                                             1,626         51,837
 Cheesecake Factory /1/                                 1,638         51,745
 Krispy Kreme Doughnuts /1/                             1,836         59,633
 Outback Steakhouse /2/                                 2,476         88,492

                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
 Ruby Tuesday                                           2,092    $    41,212
                                                                     472,009
RETAIL-VARIETY STORE (0.27%)
 99 Cents Only Stores /1/                               2,290         67,463
RUBBER-TIRES (0.09%)
 Bandag                                                   625         21,781
SAVINGS & LOANS-THRIFTS (2.54%)
 Astoria Financial                                      2,844         71,157
 Dime Bancorp /1/                                         610             85
 Greenpoint Financial /2/                               3,189        152,307
 Independence Community Bank                            1,868         48,848
 New York Community Bancorp                             3,502        121,589
 Roslyn Bancorp                                         2,570         49,036
 Sovereign Bancorp                                      8,535        131,866
 Webster Financial                                      1,502         56,385
                                                                     631,273
SCHOOLS (1.16%)
 Career Education /1/                                   1,504         90,435
 Corinthian Colleges /1/                                1,424         65,205
 DeVry /1/                                              2,285         52,875
 Education Management /1/                               1,156         56,436
 Sylvan Learning Systems /1/                            1,318         23,118
                                                                     288,069
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.60%)
 Atmel /1/                                             15,215         27,996
 Cypress Semiconductor /1/                              4,044         35,264
 Integrated Device Technology /1/                       3,385         34,967
 Micrel /1/                                             2,995         35,071
 Triquint Semiconductor /1/                             4,329         15,195
                                                                     148,493
SEMICONDUCTOR EQUIPMENT (0.34%)
 Credence Systems /1/                                   1,991         14,136
 Lam Research /1/                                       4,116         59,806
 LTX /1/                                                1,612         10,881
                                                                      84,823
SOAP & CLEANING PRODUCTS (0.16%)
 Church & Dwight                                        1,302         40,974
STEEL-PRODUCERS (0.08%)
 AK Steel Holding /1/                                   3,526         10,296
 Carpenter Technology                                     729          9,521
                                                                      19,817
TELECOMMUNICATION EQUIPMENT (0.79%)
 Adtran /1/                                             1,216         49,224
 Advanced Fibre Communication /1/                       2,746         42,014
 CommScope /1/                                          1,935         16,583
 Harris                                                 2,168         61,918
 Plantronics /1/                                        1,450         26,825
                                                                     196,564
TELECOMMUNICATIONS (0.07%)
 Newport /1/                                            1,256         16,229
TELEPHONE-INTEGRATED (0.46%)
 Broadwing /1 2 /                                       7,153         33,118

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                     Shares
                                                      Held          Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Telephone & Data Systems /2/                           1,917    $    82,604
                                                                     115,722
TEXTILE-APPAREL (0.04%)
 Unifi /1/                                              1,759         10,466
TEXTILE-HOME FURNISHINGS (0.48%)
 Mohawk Industries /1/                                  2,169        120,314
THERAPEUTICS (1.19%)
 Gilead Sciences /1/                                    6,427        296,542
TOBACCO (0.13%)
 Universal                                                823         32,138
TRANSACTIONAL SOFTWARE (0.03%)
 Transaction Systems Architects /1/                     1,158          8,048
TRANSPORT-AIR FREIGHT (0.42%)
 Airborne                                               1,582         31,419
 CNF                                                    1,610         48,847
 EGL /1/                                                1,536         24,637
                                                                     104,903
TRANSPORT-EQUIPMENT & LEASING (0.12%)
 Gatx                                                   1,600         30,144
TRANSPORT-MARINE (0.23%)
 Alexander & Baldwin                                    1,346         35,952
 Overseas Shipholding Group                             1,126         21,180
                                                                      57,132
TRANSPORT-SERVICES (0.90%)
 C.H. Robinson Worldwide                                2,760        101,540
 Expeditors International Washington I                  3,401        123,657
                                                                     225,197
TRANSPORT-TRUCK (0.57%)
 JB Hunt Transport Services /1/                         1,282         44,293
 Swift Transportation /1/                               2,733         49,522
 Werner Enterprises                                     2,083         47,055
                                                                     140,870
WATER (0.20%)
 Philadelphia Suburban                                  2,215         50,170
WEB HOSTING & DESIGN (0.10%)
 Macromedia /1/                                         2,033         25,636
WEB PORTALS (0.09%)
 Overture Services /1/                                  2,075         22,203
WIRELESS EQUIPMENT (0.15%)
 Powerwave Technologies /1/                             2,156          8,667
 RF Micro Devices /1/                                   5,963         28,324
                                                                      36,991
                                         TOTAL COMMON STOCKS      24,139,566

                                                   Principal
                                                     Amount         Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER (3.38%)
FINANCE-MORTGAGE LOAN/BANKER (3.38%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
    1.25%; 05/01/03                                    840,092     $   840,092
                                        TOTAL COMMERCIAL PAPER         840,092
                                                                   -----------

                         TOTAL PORTFOLIO INVESTMENTS (100.32%)      24,979,658
  LIABILITIES, NET OF CASH AND RECEIVABLES (-0.32%)                    (78,562)
                                    TOTAL NET ASSETS (100.00%)     $24,901,096
                                                                 --------------
                                                                    Unrealized
      Contract                       Opening           Current        Gain
        Type      Commitment     Market Value       Market Value     (Loss)
      -------------------------------------------------------------------------
FUTURES CONTRACTS

3 MidCap 400        Buy             $608,742          $658,125       $49,383
June, 2003
Futures

/1/ Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for futures contracts.
                                      189

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                   Shares
                                                    Held        Value
-------------------------------------------------------------------------------
COMMON STOCKS (91.33%)
AEROSPACE & DEFENSE (0.57%)
 Rockwell Collins                                     8,000  $   171,040
APPAREL MANUFACTURERS (1.99%)
 Columbia Sportswear /1/                              6,400      307,264
 Liz Claiborne                                        8,780      285,613
                                                                 592,877
APPLICATIONS SOFTWARE (1.46%)
 Compuware /1/                                       20,800       91,312
 Intuit /1/                                           8,850      343,203
                                                                 434,515
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.10%)
 Paccar                                               5,600      327,096
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.57%)
 Lear /1/                                             4,300      170,882
BATTERIES & BATTERY SYSTEMS (1.24%)
 Energizer Holdings /1/                              12,800      368,896
BEVERAGES-WINE & SPIRITS (1.33%)
 Constellation Brands /1/                            14,800      396,788
BUILDING PRODUCTS-WOOD (1.01%)
 Rayonier                                             6,000      302,160
BUILDING-RESIDENTIAL & COMMERCIAL (1.36%)
 Lennar                                               2,700      146,448
 Ryland Group                                         4,802      260,412
                                                                 406,860
CASINO HOTELS (0.73%)
 Mandalay Resort Group /1/                            8,300      219,286
CHEMICALS-DIVERSIFIED (0.69%)
 Hercules /1/                                        20,300      206,045
CHEMICALS-SPECIALTY (2.40%)
 Albemarle                                            6,700      180,900
 Lubrizol                                             9,700      306,617
 Sigma-Aldrich                                        4,600      229,172
                                                                 716,689
COATINGS & PAINT (0.57%)
 Sherwin-Williams                                     6,100      170,068
COMMERCIAL BANKS (8.41%)
 Associated Banc                                      7,900      276,026
 City National                                        9,520      391,938
 First Tennessee National                            11,850      519,030
 Hibernia                                            22,780      412,774
 North Fork Bancorp.                                  8,700      281,532
 UnionBanCal                                         10,360      418,544
 Whitney Holding                                      6,200      209,436
                                                               2,509,280
COMPUTER SERVICES (1.80%)
 Computer Sciences /1/                                7,000      230,650
 Sungard Data Systems /1/                             7,560      162,540
 Unisys /1/                                          13,900      144,560
                                                                 537,750
                                                   Shares
                                                    Held        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.67%)
 Storage Technology /1/                               8,080  $   199,738
CONSUMER PRODUCTS-MISCELLANEOUS (2.69%)
 Clorox                                               4,400      198,968
 Dial                                                14,520      302,452
 Fortune Brands                                       6,200      300,080
                                                                 801,500
CONTAINERS-PAPER & PLASTIC (0.60%)
 Pactiv /1/                                           8,700      178,524
DATA PROCESSING & MANAGEMENT (0.58%)
 Reynolds & Reynolds                                  5,990      172,572
DIVERSIFIED MANUFACTURING OPERATIONS (2.67%)
 ITT Industries                                       2,000      116,600
 Lancaster Colony                                     3,400      145,282
 Pentair                                              9,510      366,516
 Textron                                              5,680      167,503
                                                                 795,901
E-COMMERCE-SERVICES (0.48%)
 WebMD /1/                                           15,000      144,600
ELECTRIC-INTEGRATED (7.48%)
 DTE Energy                                           5,960      240,307
 Edison International /1/                            26,410      385,322
 Entergy                                              9,510      443,261
 FPL Group                                            6,015      366,133
 PPL                                                  9,600      347,520
 Public Service Enterprise Group                      6,400      246,208
 Puget Energy                                         9,600      202,752
                                                               2,231,503
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.37%)
 Broadcom /1/                                         6,100      109,129
ENTERPRISE SOFTWARE & SERVICE (0.66%)
 BMC Software /1/                                     4,600       68,632
 Computer Associates International                    7,900      128,296
                                                                 196,928
FINANCE-INVESTMENT BANKER & BROKER (1.57%)
 Bear Stearns                                         7,000      467,880
FINANCE-MORTGAGE LOAN/BANKER (0.57%)
 Countrywide Credit Industries                        2,500      169,000
FINANCIAL GUARANTEE INSURANCE (2.79%)
 Ambac Financial Group                                9,400      548,490
 PMI Group                                            9,220      284,160
                                                                 832,650
FOOD-DAIRY PRODUCTS (0.20%)
 Dean Foods /1/                                       1,343       58,461
HOME DECORATION PRODUCTS (0.93%)
 Newell Rubbermaid                                    9,100      277,368
INTERNET BROKERS (0.50%)
 E*trade Group /1/                                   27,300      150,150
LIFE & HEALTH INSURANCE (1.30%)
 Protective Life                                      7,750      222,657

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                   Shares
                                                    Held        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Torchmark                                            4,300  $   166,625
                                                                 389,282
MACHINERY-FARM (0.50%)
 AGCO /1/                                             8,230      149,868
MEDICAL INSTRUMENTS (0.84%)
 Edwards Lifesciences /1/                             8,700      251,169
MEDICAL STERILIZATION PRODUCT (0.72%)
 Steris /1/                                           9,500      215,650
MEDICAL-GENERIC DRUGS (0.94%)
 Watson Pharmaceutical /1/                            9,600      279,072
MEDICAL-HMO (0.57%)
 Aetna                                                3,400      169,320
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.85%)
 AmerisourceBergen                                    4,410      255,119
METAL PROCESSORS & FABRICATION (2.12%)
 Precision Castparts                                 11,140      308,467
 Timken                                              18,250      323,025
                                                                 631,492
METAL-DIVERSIFIED (1.13%)
 Freeport-McMoran Copper & Gold                      19,500      337,545
MISCELLANEOUS INVESTING (5.30%)
 Boston Properties                                    5,300      207,760
 Developers Diversified Realty                        5,500      138,600
 iStar Financial                                     11,540      345,392
 Kimco Realty                                         5,800      209,960
 Mack-Cali Realty                                     6,200      195,672
 Prologis Trust                                       7,690      197,941
 Simon Property Group                                 7,800      286,416
                                                               1,581,741
MULTI-LINE INSURANCE (3.42%)
 Cincinnati Financial                                 4,030      148,505
 Loews                                                2,900      119,683
 Old Republic International                          16,300      498,780
 Safeco                                               6,600      254,166
                                                               1,021,134
MULTIMEDIA (1.26%)
 Belo                                                16,640      374,566
NETWORKING PRODUCTS (0.46%)
 Emulex /1/                                           6,710      137,488
NON-HAZARDOUS WASTE DISPOSAL (0.51%)
 Republic Services /1/                                7,100      152,366
OFFICE AUTOMATION & EQUIPMENT (0.52%)
 Xerox /1/                                           15,700      154,802
OIL COMPANY-EXPLORATION & PRODUCTION (4.05%)
 Apache                                               7,850      449,412
 Burlington Resources                                 5,590      258,873
 EOG Resources                                        4,100      153,258
 Newfield Exploration /1/                             5,290      181,923

                                                   Shares
                                                    Held        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Pogo Producing                                       4,200  $   166,320
                                                               1,209,786
OIL COMPANY-INTEGRATED (1.36%)
 Occidental Petroleum                                13,630      406,855
OIL REFINING & MARKETING (0.38%)
 Valero Energy                                        3,100      113,925
PHOTO EQUIPMENT & SUPPLIES (0.54%)
 Eastman Kodak                                        5,400      161,514
PIPELINES (1.16%)
 Questar                                             11,500      347,300
PROPERTY & CASUALTY INSURANCE (1.86%)
 Fidelity National Financial                         13,249      455,766
 First American                                       3,800      100,700
                                                                 556,466
RADIO (0.48%)
 Cumulus Media /1/                                    8,300      143,092
REINSURANCE (1.38%)
 Everest Re Group                                     5,900      410,935
RENTAL-AUTO & EQUIPMENT (1.00%)
 Rent-A-Center /1/                                    4,670      299,814
RETAIL-COMPUTER EQUIPMENT (0.62%)
 GameStop /1/                                        15,560      185,942
RETAIL-HOME FURNISHINGS (0.57%)
 Pier 1 Imports                                       9,150      169,824
RETAIL-MAJOR DEPARTMENT STORE (1.07%)
 J.C. Penney                                         18,700      319,022
RETAIL-RESTAURANTS (1.04%)
 Brinker International /1/                            7,700      244,475
 CBRL Group                                           2,021       64,429
                                                                 308,904
RETAIL-VIDEO RENTAL (0.29%)
 Blockbuster                                          4,800       85,824
SATELLITE TELECOM (0.31%)
 PanAmSat /1/                                         5,300       91,690
SAVINGS & LOANS-THRIFTS (1.83%)
 Charter One Financial                                9,965      289,483
 Greenpoint Financial                                 5,400      257,904
                                                                 547,387
STEEL PIPE & TUBE (0.65%)
 Shaw Group /1/                                      16,700      194,555
TELECOMMUNICATION EQUIPMENT (0.69%)
 Advanced Fibre Communication /1/                    13,400      205,020
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.40%)
 CIENA /1/                                           24,500      119,315
TELECOMMUNICATION SERVICES (0.49%)
 Citizens Communications /1/                         13,333      145,730

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                   Shares
                                                    Held        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOOLS-HAND HELD (1.05%)
 Black & Decker                                       7,630  $   314,738
TOYS (0.43%)
 Mattel                                               5,920      128,701
TRANSPORT-RAIL (0.86%)
 Norfolk Southern                                    12,050      255,581
WEB HOSTING & DESIGN (0.39%)
 Macromedia /1/                                       9,300      117,273
                                       TOTAL COMMON STOCKS    27,255,943

                                                   Shares
                                                    Held        Value
-------------------------------------------------------------------------------
PREFERRED STOCKS (1.47%)
MEDICAL-HMO (0.53%)
 Anthem                                               1,900      159,600
MISCELLANEOUS INVESTING (0.94%)
 General Growth Properties                            8,000      280,000
                                    TOTAL PREFERRED STOCKS       439,600

                                                 Principal
                                                   Amount       Value
-------------------------------------------------------------------------------
COMMERCIAL PAPER (6.81%)
FINANCE-MORTGAGE LOAN/BANKER (6.81%)
 Investment in Joint Trading Account;
   Federal Home Loan Bank
   1.25%; 05/01/03                                $ 2,030,924  $ 2,030,924
                                      TOTAL COMMERCIAL PAPER     2,030,924
                                                               -----------

                        TOTAL PORTFOLIO INVESTMENTS (99.61%)    29,726,467
  CASH AND RECEIVABLES, NET OF LIABILITIES(0.39%)                  115,551
                                  TOTAL NET ASSETS (100.00%)   $29,842,018
                                                             -------------
/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                Principal
                                                  Amount                 Value

--------------------------------------------------------------------------------
COMMERCIAL PAPER (96.25%)
AEROSPACE & DEFENSE EQUIPMENT (0.51%)
 General Dynamics
  1.19%; 06/25/03                             $  485,000            $   484,118
ASSET BACKED SECURITIES (7.61%)
 Corporate Asset Funding
  1.20%; 07/09/03                                600,000                598,620
  1.22%; 06/23/03                                500,000                499,102
  1.26%; 06/06/03                                600,000                599,244
 CXC
  1.23%; 06/23/03                                700,000                698,732
  1.23%; 07/29/03                                600,000                598,176
  1.24%; 05/21/03                                500,000                499,656
  1.26%; 05/14/03                                450,000                449,795
  1.26%; 06/09/03                                700,000                699,044
 Quincy Capital
  1.26%; 05/22/03                                635,000                634,533
  1.26%; 05/27/03                                300,000                299,727
 Receivables Capital
  1.18%; 06/16/03                                600,000                599,095
  1.22%; 06/19/03                                500,000                499,170
  1.22%; 06/20/03                                600,000                598,967
                                                                      7,273,861
COMMERCIAL BANKS (5.04%)
 Nordea North America
  1.20%; 07/03/03                                540,000                538,866
  1.20%; 07/07/03                                650,000                648,548
  1.23%; 08/04/03                                600,000                598,053
 Svenska Handelsbanken
  1.21%; 07/01/03                                820,000                818,305
  1.23%; 06/24/03                                460,000                459,151
  1.23%; 06/27/03                                710,000                708,617
  1.25%; 05/07/03                                550,000                549,886
  1.26%; 05/05/03                                500,000                499,930
                                                                      4,821,356
DIVERSIFIED FINANCIAL SERVICES (13.69%)
 Amstel Funding
  1.15%; 06/11/03                                700,000                699,083
  1.22%; 07/11/03                                600,000                598,568
  1.24%; 06/11/03                                600,000                599,153
  1.25%; 07/25/03                                630,000                628,141
  1.25%; 10/28/03                                600,000                596,250
  1.27%; 05/05/03                                500,000                499,931
  1.27%; 05/12/03                                500,000                499,806
 General Electric Capital
  1.20%; 07/17/03                                500,000                498,717
  1.21%; 07/24/03                                900,000                897,459
  1.22%; 06/18/03                                700,000                698,861
  1.22%; 07/10/03                                320,000                319,241
  1.22%; 07/14/03                                680,000                678,253
  1.26%; 06/12/03                                400,000                399,412
  1.28%; 05/02/03                                730,000                729,974
 Verizon Network Funding
  1.15%; 05/29/03                                465,000                464,584
  1.19%; 05/28/03                                870,000                869,223
  1.22%; 06/13/03                                700,000                698,980
  1.22%; 06/19/03                              1,000,000                998,339

                                                Principal
                                                Amount               Value
----------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 Verizon Network Funding (continued)
  1.22%; 07/16/03                               $  615,000       $   613,416
  1.25%; 05/05/03                                  500,000           499,931
  1.25%; 05/21/03                                  600,000           599,583
                                                                  13,086,905
DIVERSIFIED OPERATIONS (0.73%)
 Rio Tinto Finance
  1.22%; 06/26/03                                  700,000           698,671
FINANCE-AUTO LOANS (1.82%)
 Paccar Financial
  1.21%; 06/27/03                                  600,000           598,850
  1.21%; 01/16/04                                  500,000           495,631
  1.23%; 06/06/03                                  645,000           644,207
                                                                   1,738,688
FINANCE-CONSUMER LOANS (2.63%)
 American General Finance
  1.20%; 07/22/03                                  600,000           598,360
  1.21%; 06/25/03                                  615,000           613,863
  1.24%; 05/16/03                                  400,000           399,794
  1.25%; 05/08/03                                  900,000           899,781
                                                                   2,511,798
FINANCE-CREDIT CARD (4.57%)
 American Express Credit
  1.19%; 07/03/03                                  500,000           498,959
  1.19%; 07/08/03                                  700,000           698,360
  1.23%; 05/16/03                                  600,000           599,693
  1.24%; 07/02/03                                  555,000           553,815
  1.24%; 07/28/03                                  725,000           722,802
  1.24%; 07/31/03                                  700,000           697,806
  1.24%; 09/23/03                                  600,000           597,003
                                                                   4,368,438
FINANCE-INVESTMENT BANKER & BROKER (17.44%)
 Bear Stearns
  1.18%; 05/15/03                                  600,000           599,725
  1.22%; 06/17/03                                  600,000           599,044
  1.22%; 07/15/03                                  400,000           398,983
  1.22%; 07/18/03                                  500,000           498,678
  1.23%; 06/26/03                                  480,000           479,082
  1.25%; 07/24/03                                  500,000           498,542
  1.28%; 05/15/03                                  900,000           899,552
 Citigroup Global Markets Holdings
  1.22%; 05/30/03                                  665,000           664,347
  1.25%; 05/12/03                                  700,000           699,733
  1.25%; 05/13/03                                  700,000           699,708
  1.25%; 06/12/03                                  500,000           499,335
  1.25%; 07/29/03                                  500,000           498,455
  1.26%; 05/06/03                                1,000,000           999,825
 Goldman Sachs Group
  1.18%; 05/08/03                                  500,000           499,885
  1.23%; 11/19/03                                  600,000           595,859
  1.26%; 05/13/03                                  440,000           439,815
  1.26%; 05/14/03                                  600,000           599,727
  1.26%; 05/27/03                                  700,000           699,363
  1.26%; 08/01/03                                  485,000           483,438

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                Principal
                                                Amount                     Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 JP Morgan
  1.24%; 07/22/03                                      $  700,000   $   698,023
 Merrill Lynch
  1.23%; 05/09/03                                         600,000       599,836
 Morgan Stanley Group
  1.18%; 06/13/03                                         750,000       748,943
  1.23%; 06/24/03                                       1,000,000       998,155
  1.24%; 07/15/03                                         600,000       598,450
  1.25%; 07/18/03                                         600,000       598,375
  1.27%; 05/16/03                                         655,000       654,653
  1.27%; 05/22/03                                         430,000       429,682
                                                                     16,679,213
FINANCE-MORTGAGE LOAN/BANKER (1.83%)
 Federal National Mortgage Association
  1.19%; 07/01/03                                         551,000       549,889
  1.19%; 07/16/03                                         700,000       698,241
  1.23%; 05/28/03                                         500,000       499,537
                                                                      1,747,667
FINANCE-OTHER SERVICES (10.21%)
 Caterpillar Financial Services
  1.19%; 07/10/03                                         475,000       473,901
  1.25%; 06/10/03                                         600,000       599,167
  1.27%; 08/05/03                                         465,000       463,425
 Commoloco
  1.17%; 05/30/03                                         800,000       799,246
  1.21%; 07/25/03                                         395,000       393,871
  1.26%; 05/29/03                                         700,000       699,314
 Corporate Receivables
  1.20%; 06/12/03                                         500,000       499,300
  1.20%; 07/10/03                                         700,000       698,367
  1.25%; 07/25/03                                         430,000       428,731
  1.26%; 05/07/03                                         700,000       699,853
 Delaware Funding
  1.26%; 05/29/03                                         295,000       294,711
 Private Export Funding
  1.18%; 09/30/03                                         290,000       288,555
  1.19%; 07/17/03                                         580,000       578,524
  1.21%; 08/21/03                                       1,155,000     1,150,652
  1.23%; 10/07/03                                         500,000       497,284
  1.23%; 10/07/03                                         600,000       596,740
 Sheffield Receivables
  1.25%; 06/05/03                                         600,000       599,271
                                                                      9,760,912
LIFE & HEALTH INSURANCE (2.94%)
 AIG Funding
  1.17%; 07/21/03                                         600,000       598,421
  1.19%; 07/23/03                                         640,000       638,244
  1.20%; 08/08/03                                         580,000       578,086
  1.22%; 09/09/03                                         480,000       477,869
  1.25%; 07/30/03                                         520,000       518,401
                                                                      2,811,021
METAL-DIVERSIFIED (3.15%)
 Rio Tinto
  1.20%; 07/11/03                                         511,000       509,790
  1.21%; 07/14/03                                         600,000       598,508

                                                          Principal
                                                           Amount          Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
METAL-DIVERSIFIED (CONTINUED)
 Rio Tinto (continued)
  1.22%; 06/04/03                                 $  500,000   $   499,424
  1.22%; 06/25/03                                    500,000       499,068
  1.22%; 07/08/03                                    500,000       498,848
  1.26%; 05/02/03                                    410,000       409,986
                                                                 3,015,624
MONEY CENTER BANKS (9.01%)
 Barclays U.S. Funding
  1.22%; 06/09/03                                    700,000       699,075
  1.22%; 06/30/03                                    700,000       698,577
 HBOS Treasury Services
  1.20%; 05/14/03                                    500,000       499,783
  1.25%; 05/06/03                                    570,000       569,901
  1.25%; 05/19/03                                    600,000       599,625
  1.25%; 05/23/03                                    635,000       634,515
  1.25%; 05/27/03                                    490,000       489,559
  1.25%; 07/28/03                                    500,000       498,478
  1.26%; 06/03/03                                    630,000       629,272
  1.27%; 06/02/03                                    700,000       699,272
 JP Morgan Chase
  1.24%; 05/01/03                                    600,000       600,000
  1.25%; 05/09/03                                    900,000       899,750
  1.25%; 05/22/03                                    600,000       599,563
  1.26%; 05/23/03                                    495,000       494,619
                                                                 8,611,989
OIL COMPANY-INTEGRATED (2.23%)
 Shell Finance
  1.20%; 08/28/03                                    690,000       687,263
  1.25%; 05/19/03                                    900,000       899,437
  1.25%; 06/05/03                                    550,000       549,332
                                                                 2,136,032
REGIONAL BANKS (0.68%)
 Wells Fargo
  1.24%; 06/03/03                                    650,000       649,261
SPECIAL PURPOSE ENTITY (2.87%)
 BMW US Capital
  1.24%; 07/21/03                                    600,000       598,326
 Southern Company Funding
  1.15%; 06/10/03                                    760,000       759,029
  1.22%; 07/02/03                                    500,000       498,949
  1.23%; 07/07/03                                    405,000       404,073
 Tulip Funding
  1.20%; 06/02/03                                    485,000       484,483
                                                                 2,744,860
SUPRANATIONAL BANK (2.82%)
 Corp Andina de Fomento
  1.21%; 05/20/03                                    600,000       599,617
  1.24%; 07/09/03                                    600,000       598,574
  1.28%; 05/20/03                                  1,000,000       999,325
  1.28%; 05/21/03                                    500,000       499,644
                                                                 2,697,160
TELEPHONE COMMUNICATION (1.15%)
 Telstra
  1.23%; 06/30/03                                    500,000       498,975

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND

                           APRIL 30, 2003 (UNAUDITED)


                                         Principal
                                          Amount             Value
 ---------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
TELEPHONE COMMUNICATION (CONTINUED)
 Telstra (continued)
  1.24%; 06/30/03                          $  600,000   $   598,760
                                                          1,097,735
TOBACCO (4.01%)
 Altria Group
  1.16%; 06/20/03                           1,000,000       998,389
  1.26%; 06/04/03                             455,000       454,459
  1.27%; 05/01/03                             440,000       440,000
  1.27%; 06/04/03                             600,000       599,280
  1.27%; 06/16/03                             650,000       648,945
  1.28%; 06/17/03                             700,000       698,830
                                                          3,839,903
TOOLS-HAND HELD (1.31%)
 Stanley Works
  1.23%; 06/26/03                             555,000       553,938
  1.23%; 07/23/03                             700,000       698,015
                                                          1,251,953
                              TOTAL COMMERCIAL PAPER     92,027,165

                                                      Principal
                                                       Amount          Value
 ----------------------------------------------------------------------------
BONDS (3.15%)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.32%)
 Vulcan Materials
  5.75%; 04/01/04                                      300,000       311,784
FINANCE-INVESTMENT BANKER & BROKER (1.41%)
 JP Morgan
  5.75%; 02/25/04                                      200,000       207,059
 Lehman Brothers Holdings
  6.13%; 07/15/03                                      250,000       251,925
  7.25%; 10/15/03                                      425,000       435,094
 Morgan Stanley
  5.63%; 01/20/04                                      200,000       206,081
  7.13%; 08/15/03                                      250,000       253,753
                                                                   1,353,912
FOOD-MISCELLANEOUS/DIVERSIFIED (0.11%)
 Unilever Capital
  6.75%; 11/01/03                                      100,000       102,669
MONEY CENTER BANKS (0.36%)
 Bank of America
  6.88%; 06/01/03                                      340,000       341,307



                                                Principal
                                                 Amount                Value
 -------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (0.95%)
  Bank One
    1.32%; 11/28/03                                 $ 300,000       $   300,000
    1.33%; 06/18/03                                   500,000           500,000
   Wells Fargo
    7.20%; 05/01/03                                   105,000           105,000
                                                                        905,000
                                                 TOTAL BONDS          3,014,672
                                                                    -----------

                             TOTAL PORTFOLIO INVESTMENTS (99.40%)    95,041,837
  CASH, RECEIVABLES AND OTHER ASSETS, NET
   OF LIABILITIES (0.60%)                                               571,909
                                       TOTAL NET ASSETS (100.00%)   $95,613,746
                                                                  -------------
                                      195

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------
COMMON STOCKS (96.72%)
ADVERTISING AGENCIES (0.80%)
 Interpublic Group                                45,800            $    522,120
 Omnicom Group                                    25,400               1,572,260
                                                                       2,094,380
AEROSPACE & DEFENSE (0.95%)
 Raytheon                                         83,000               2,484,190
AEROSPACE & DEFENSE EQUIPMENT (0.97%)
 Lockheed Martin                                  50,600               2,532,530
AGRICULTURAL OPERATIONS (0.37%)
 Monsanto                                         55,295                 962,133
APPLICATIONS SOFTWARE (3.16%)
 Intuit /1/                                       28,500               1,105,230
 Microsoft                                       280,800               7,180,056
                                                                       8,285,286
ATHLETIC FOOTWEAR (0.60%)
 Nike                                             29,400               1,573,782
BEVERAGES-NON-ALCOHOLIC (2.79%)
 Coca-Cola                                       101,000               4,080,400
 Pepsico                                          74,550               3,226,524
                                                                       7,306,924
BREWERY (0.54%)
 Anheuser-Busch                                   28,400               1,416,592
BROADCASTING SERVICES & PROGRAMMING (0.60%)
 Clear Channel Communications /1/                 39,900               1,560,489
CABLE TV (0.81%)
 Comcast /1/                                      66,500               2,122,015
COMPUTER SERVICES (0.72%)
 Electronic Data Systems                          38,000                 689,700
 Sungard Data Systems /1/                         55,800               1,199,700
                                                                       1,889,400
COMPUTERS (2.95%)
 Dell Computer /1/                                88,000               2,544,080
 Hewlett-Packard                                  80,900               1,318,670
 International Business Machines                  45,400               3,854,460
                                                                       7,717,210
COMPUTERS-MEMORY DEVICES (0.75%)
 EMC /1/                                         216,000               1,963,440
COMPUTERS-PERIPHERAL EQUIPMENT (1.21%)
 Lexmark International /1/                        42,500               3,166,675
COSMETICS & TOILETRIES (2.08%)
 Gillette                                         50,700               1,543,815
 Procter & Gamble                                 43,300               3,890,505
                                                                       5,434,320
DATA PROCESSING & MANAGEMENT (0.79%)
 Fiserv /1/                                       70,300               2,069,632
DIVERSIFIED FINANCIAL SERVICES (2.43%)
 Citigroup                                       161,900               6,354,575
DIVERSIFIED MANUFACTURING OPERATIONS (7.10%)
 3M                                               30,000               3,781,200

                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
 Danaher                                          37,300            $  2,572,954
 Eaton                                            34,500               2,831,415
 General Electric                                234,700               6,911,915
 Textron                                          60,100               1,772,349
 Tyco International                               45,400                 708,240
                                                                      18,578,073
ELECTRIC-INTEGRATED (3.21%)
 Cinergy                                          82,500               2,816,550
 FirstEnergy                                      46,100               1,554,953
 FPL Group                                        17,600               1,071,312
 NiSource                                        102,000               1,927,800
 Southern                                         35,900               1,044,331
                                                                       8,414,946
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.71%)
 Intel                                           101,800               1,873,120
ENTERPRISE SOFTWARE & SERVICE (0.81%)
 Oracle /1/                                      178,200               2,117,016
FIDUCIARY BANKS (1.06%)
 Bank of New York                                104,800               2,771,960
FINANCE-CONSUMER LOANS (0.25%)
 SLM                                               5,900                 660,800
FINANCE-INVESTMENT BANKER & BROKER (1.70%)
 Goldman Sachs Group                               3,100                 235,290
 Lehman Brothers Holdings                         54,700               3,444,459
 Morgan Stanley                                   17,400                 778,650
                                                                       4,458,399
FINANCE-MORTGAGE LOAN/BANKER (1.33%)
 Federal Home Loan Mortgage                       23,800               1,378,020
 Federal National Mortgage Association            29,100               2,106,549
                                                                       3,484,569
FOOD-CONFECTIONERY (0.67%)
 Wm. Wrigley Jr.                                  31,000               1,758,010
FOOD-MISCELLANEOUS/DIVERSIFIED (0.20%)
 McCormick                                        21,500                 532,985
FOOD-RETAIL (0.96%)
 Kroger /1/                                      175,300               2,506,790
GAS-DISTRIBUTION (0.60%)
 Sempra Energy                                    58,300               1,564,772
INSTRUMENTS-CONTROLS (0.86%)
 Johnson Controls                                 27,300               2,245,152
INSURANCE BROKERS (1.37%)
 Marsh & McLennan                                 75,400               3,595,072
LIFE & HEALTH INSURANCE (0.82%)
 Lincoln National                                 67,200               2,147,712
MACHINERY-CONSTRUCTION & MINING (0.55%)
 Caterpillar                                      27,500               1,446,500

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-FARM (0.50%)
 Deere                                            30,000            $  1,320,900
MEDICAL INSTRUMENTS (1.84%)
 Guidant                                          43,400               1,692,166
 Medtronic                                        15,000                 716,100
 St. Jude Medical /1/                             45,800               2,402,668
                                                                       4,810,934
MEDICAL PRODUCTS (2.46%)
 Baxter International                             83,600               1,922,800
 Johnson & Johnson                                80,100               4,514,436
                                                                       6,437,236
MEDICAL-BIOMEDICAL/GENE (1.38%)
 Amgen /1/                                        33,100               2,029,361
 Biogen /1/                                       42,000               1,595,580
                                                                       3,624,941
MEDICAL-DRUGS (9.79%)
 Abbott Laboratories                              48,700               1,978,681
 Bristol-Myers Squibb                             64,100               1,637,114
 Eli Lilly                                        58,600               3,739,852
 Merck                                            75,700               4,404,226
 Pfizer                                          304,367               9,359,285
 Schering-Plough                                 141,700               2,564,770
 Wyeth                                            44,600               1,941,438
                                                                      25,625,366
MEDICAL-GENERIC DRUGS (0.94%)
 Mylan Laboratories                               87,050               2,460,904
MEDICAL-HMO (0.59%)
 Anthem /1/                                       22,600               1,551,264
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.47%)
 Cardinal Health                                  22,100               1,221,688
METAL-ALUMINUM (0.93%)
 Alcoa                                           105,900               2,428,287
MONEY CENTER BANKS (1.45%)
 Bank of America                                  51,200               3,791,360
MULTI-LINE INSURANCE (0.95%)
 American International Group                     42,900               2,486,055
MULTIMEDIA (3.26%)
 AOL Time Warner /1/                             153,700               2,102,616
 Gannett                                          37,000               2,801,640
 Viacom /1/                                       65,800               2,856,378
 Walt Disney                                      42,200                 787,452
                                                                       8,548,086
NETWORKING PRODUCTS (0.89%)
 Cisco Systems /1/                               154,400               2,322,176
NON-HAZARDOUS WASTE DISPOSAL (0.86%)
 Waste Management                                103,400               2,245,848
OIL COMPANY-EXPLORATION & PRODUCTION (0.47%)
 Anadarko Petroleum                               27,500               1,221,000
OIL COMPANY-INTEGRATED (5.42%)
 BP Amoco                                         34,800               1,341,192

                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 ChevronTexaco                                    53,500            $  3,360,335
 ConocoPhillips                                   37,300               1,876,190
 Exxon Mobil                                     137,700               4,847,040
 Royal Dutch Petroleum                            67,900               2,775,752
                                                                      14,200,509
OIL-FIELD SERVICES (1.71%)
 Baker Hughes                                     60,100               1,682,800
 Schlumberger                                     66,600               2,792,538
                                                                       4,475,338
PAPER & RELATED PRODUCTS (1.92%)
 International Paper                              93,300               3,335,475
 MeadWestvaco                                     71,500               1,686,685
                                                                       5,022,160
REGIONAL BANKS (2.25%)
 Bank One                                         18,800                 677,740
 Fifth Third Bancorp                              19,000                 936,510
 FleetBoston Financial                            30,100                 798,252
 Wachovia                                         20,700                 790,947
 Wells Fargo                                      55,600               2,683,256
                                                                       5,886,705
RETAIL-BUILDING PRODUCTS (1.04%)
 Home Depot                                       47,000               1,322,110
 Lowe's                                           32,200               1,413,258
                                                                       2,735,368
RETAIL-DISCOUNT (4.45%)
 Costco Wholesale /1/                             69,000               2,389,470
 Target                                           91,500               3,059,760
 Wal-Mart Stores                                 110,100               6,200,832
                                                                      11,650,062
RETAIL-DRUG STORE (0.51%)
 Walgreen                                         43,000               1,326,980
RETAIL-REGIONAL DEPARTMENT STORE (0.20%)
 Kohls /1/                                         9,200                 522,560
SAVINGS & LOANS-THRIFTS (0.99%)
 Washington Mutual                                65,800               2,599,100
SEMICONDUCTOR EQUIPMENT (1.19%)
 Applied Materials /1/                           213,000               3,109,800
TELECOMMUNICATION EQUIPMENT (0.54%)
 Nokia                                            84,600               1,401,822
TELEPHONE-INTEGRATED (4.02%)
 BellSouth                                        73,900               1,883,711
 SBC Communications                              144,800               3,382,528
 Sprint                                           78,300                 901,233
 Verizon Communications                          116,400               4,351,032
                                                                      10,518,504

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND

                           APRIL 30, 2003 (UNAUDITED)



                                                 Shares
                                                  Held         Value
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (0.98%)
   Altria Group                                     37,700    $  1,159,652
   UST                                              44,600       1,397,318
                                                                 2,556,970
                                      TOTAL COMMON STOCKS      253,191,372
                                                              ------------

                     TOTAL PORTFOLIO INVESTMENTS (96.72%)      253,191,372
  CASH AND RECEIVABLES, NET OF LIABILITIES(3.28%)                8,576,678
                               TOTAL NET ASSETS (100.00%)     $261,768,050
                                                            --------------
/1 /Non-income producing security.

See accompanying notes.


                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP BLEND FUND I

                           APRIL 30, 2003 (UNAUDITED)

                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (98.12%)
ADVERTISING AGENCIES (0.29%)
 Omnicom Group                                        705            $    43,640
AEROSPACE & DEFENSE (1.14%)
 Boeing                                             1,385                 37,783
 Northrop Grumman                                   1,100                 96,745
 Raytheon                                           1,200                 35,916
                                                                         170,444
AEROSPACE & DEFENSE EQUIPMENT (1.04%)
 Lockheed Martin                                    1,000                 50,050
 United Technologies                                1,700                105,077
                                                                         155,127
AGRICULTURAL OPERATIONS (0.21%)
 Monsanto                                           1,800                 31,320
APPLIANCES (0.11%)
 Whirlpool                                            300                 16,047
APPLICATIONS SOFTWARE (3.65%)
 Citrix Systems /1/                                   900                 17,064
 Intuit /1/                                           600                 23,268
 Microsoft                                         19,798                506,235
                                                                         546,567
ATHLETIC FOOTWEAR (0.26%)
 Nike                                                 719                 38,488
AUTO-CARS & LIGHT TRUCKS (0.90%)
 Ford Motor                                         3,600                 37,080
 General Motors                                     2,700                 97,335
                                                                         134,415
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.52%)
 Visteon                                           11,200                 78,512
BEVERAGES-NON-ALCOHOLIC (1.47%)
 Coca-Cola                                          3,000                121,200
 Coca-Cola Enterprises                                400                  7,796
 Pepsico                                            2,090                 90,455
                                                                         219,451
BROADCASTING SERVICES & PROGRAMMING (0.59%)
 Clear Channel Communications /1/                     500                 19,555
 Fox Entertainment Group /1/                        2,700                 68,580
                                                                          88,135
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.29%)
 Masco                                              2,091                 44,057
CABLE TV (1.03%)
 Comcast /1/                                        2,800                 89,348
 Comcast /1/                                        2,180                 65,531
                                                                         154,879
CELLULAR TELECOMMUNICATIONS (0.51%)
 Nextel Communications /1/                          4,500                 66,555
 U.S. Cellular /1/                                    400                  9,620
                                                                          76,175
CHEMICALS-DIVERSIFIED (0.52%)
 Dow Chemical                                       1,364                 44,521
 PPG Industries                                       700                 33,957
                                                                          78,478
                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.08%)
 Jabil Circuit /1/                                    600            $    11,220
COATINGS & PAINT (0.24%)
 Sherwin-Williams                                   1,300                 36,244
COMMERCIAL BANKS (0.28%)
 BB&T                                                 400                 13,040
 UnionBanCal                                          700                 28,280
                                                                          41,320
COMMERCIAL SERVICE-FINANCE (0.64%)
 Deluxe                                               200                  8,802
 Moody's                                            1,800                 86,922
                                                                          95,724
COMPUTER SERVICES (0.60%)
 Computer Sciences /1/                              1,600                 52,720
 Sungard Data Systems /1/                           1,700                 36,550
                                                                          89,270
COMPUTERS (3.66%)
 Dell Computer /1/                                  5,600                161,896
 Hewlett-Packard                                   11,871                193,498
 International Business Machines                    2,267                192,468
                                                                         547,862
COMPUTERS-PERIPHERAL EQUIPMENT (0.55%)
 Lexmark International /1/                          1,100                 81,961
CONSULTING SERVICES (0.31%)
 Accenture /1/                                      2,926                 46,875
CONSUMER PRODUCTS-MISCELLANEOUS (0.60%)
 Clorox                                             2,000                 90,440
COSMETICS & TOILETRIES (3.24%)
 Avon Products                                        900                 52,353
 Colgate-Palmolive                                  1,600                 91,472
 Estee Lauder                                         400                 13,000
 Gillette                                           1,654                 50,364
 Kimberly-Clark                                       717                 35,685
 Procter & Gamble                                   2,702                242,775
                                                                         485,649
DATA PROCESSING & MANAGEMENT (0.24%)
 Automatic Data Processing                          1,086                 36,522
DISTRIBUTION-WHOLESALE (0.55%)
 Ingram Micro /1/                                     900                  9,000
 W.W. Grainger                                      1,600                 73,840
                                                                          82,840
DIVERSIFIED FINANCIAL SERVICES (2.67%)
 Citigroup                                         10,192                400,036
DIVERSIFIED MANUFACTURING OPERATIONS (3.10%)
 3M                                                   255                 32,140
 General Electric                                  14,680                432,326
                                                                         464,466
E-COMMERCE-SERVICES (0.37%)
 eBay /1/                                             600                 55,662

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP BLEND FUND I

                           APRIL 30, 2003 (UNAUDITED)



                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (2.02%)
 Allegheny Energy                                   1,600            $    13,280
 Cinergy                                              659                 22,498
 Consolidated Edison                                  500                 19,435
 Edison International /1/                           2,800                 40,852
 Exelon                                             1,066                 56,541
 FirstEnergy                                          300                 10,119
 FPL Group                                          1,300                 79,131
 PG&E /1/                                           3,300                 49,434
 Southern                                             400                 11,636
                                                                         302,926
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.46%)
 Intel                                             12,353                227,295
 LSI Logic /1/                                      2,200                 11,792
 Texas Instruments                                  7,000                129,430
                                                                         368,517
ELECTRONIC PARTS DISTRIBUTION (0.18%)
 Arrow Electronics /1/                                800                 13,504
 Avnet /1/                                          1,000                 12,750
                                                                          26,254
ENTERPRISE SOFTWARE & SERVICE (0.62%)
 BMC Software /1/                                     600                  8,952
 Oracle /1/                                         7,000                 83,160
                                                                          92,112
ENTERTAINMENT SOFTWARE (0.55%)
 Electronic Arts /1/                                1,400                 82,978
FIDUCIARY BANKS (0.24%)
 State Street                                       1,013                 35,485
FINANCE-CONSUMER LOANS (0.67%)
 SLM                                                  900                100,800
FINANCE-CREDIT CARD (0.80%)
 American Express                                   2,800                106,008
 MBNA                                                 700                 13,230
                                                                         119,238
FINANCE-INVESTMENT BANKER & BROKER (1.67%)
 Bear Stearns                                       1,300                 86,892
 Lehman Brothers Holdings                           1,600                100,752
 Merrill Lynch                                      1,516                 62,232
                                                                         249,876
FINANCE-MORTGAGE LOAN/BANKER (0.56%)
 Federal Home Loan Mortgage                           700                 40,530
 Federal National Mortgage Association                588                 42,565
                                                                          83,095
FOOD-DAIRY PRODUCTS (0.21%)
 Dreyer's Grand Ice Cream                             500                 31,940
FOOD-FLOUR & GRAIN (0.40%)
 Archer-Daniels-Midland                             5,400                 59,832
FOOD-MISCELLANEOUS/DIVERSIFIED (0.86%)
 General Mills                                        997                 44,975
 Kraft Foods                                        2,700                 83,430
                                                                         128,405
                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (0.30%)
 Albertson's                                          800             $   15,888
 Safeway /1/                                        1,734                 28,819
                                                                          44,707
FOOD-WHOLESALE & DISTRIBUTION (0.52%)
 Sysco                                              2,700                 77,571
HEALTH CARE COST CONTAINMENT (0.57%)
 McKesson                                           3,100                 85,994
HOME DECORATION PRODUCTS (0.14%)
 Newell Rubbermaid                                    700                 21,336
INDUSTRIAL AUTOMATION & ROBOTS (0.21%)
 Rockwell International                             1,400                 31,920
INSTRUMENTS-CONTROLS (0.27%)
 Johnson Controls                                     500                 41,120
INSTRUMENTS-SCIENTIFIC (0.30%)
 Applied Biosystems Group                           2,600                 45,578
INSURANCE BROKERS (0.48%)
 Marsh & McLennan                                   1,506                 71,806
LIFE & HEALTH INSURANCE (0.27%)
 John Hancock Financial Services                      500                 14,510
 Mony Group                                           400                  9,292
 Nationwide Financial Services                        400                 11,260
 UnumProvident                                        500                  5,750
                                                                          40,812
MACHINERY-CONSTRUCTION & MINING (0.37%)
 Caterpillar                                        1,060                 55,756
MEDICAL INSTRUMENTS (1.19%)
 Boston Scientific /1/                              1,100                 47,355
 Guidant                                            1,765                 68,817
 Medtronic                                          1,300                 62,062
                                                                         178,234
MEDICAL PRODUCTS (2.72%)
 Johnson & Johnson                                  4,887                275,431
 Stryker                                              700                 46,907
 Zimmer Holdings /1/                                1,800                 84,420
                                                                         406,758
MEDICAL-BIOMEDICAL/GENE (1.41%)
 Amgen /1/                                          2,346                143,833
 Chiron /1/                                           500                 20,415
 Genentech /1/                                        800                 30,392
 Idec Pharmaceuticals /1/                             500                 16,375
                                                                         211,015
MEDICAL-DRUGS (7.44%)
 Abbott Laboratories                                3,071                124,775
 Eli Lilly                                          1,449                 92,475
 Merck                                              4,922                286,362
 Pfizer                                            14,745                453,409
 Schering-Plough                                    3,571                 64,635
 Wyeth                                              2,134                 92,893
                                                                       1,114,549

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP BLEND FUND I

                           APRIL 30, 2003 (UNAUDITED)


                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.82%)
 Aetna                                                600            $    29,880
 Health Net /1/                                     1,500                 39,135
 Pacificare Health Systems /1/                      1,700                 54,128
                                                                         123,143
MEDICAL-HOSPITALS (0.17%)
 HCA                                                  769                 24,685
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.70%)
 Cardinal Health                                    1,900                105,032
METAL-ALUMINUM (0.46%)
 Alcoa                                              3,002                 68,836
METAL-DIVERSIFIED (0.07%)
 Freeport-McMoran Copper & Gold                       600                 10,386
MISCELLANEOUS INVESTING (0.21%)
 Equity Office Properties Trust                       800                 20,776
 Host Marriott /1/                                  1,400                 10,808
                                                                          31,584
MONEY CENTER BANKS (2.17%)
 Bank of America                                    4,388                324,931
MULTI-LINE INSURANCE (3.89%)
 American International Group                       4,699                272,307
 CNA Financial                                        600                 14,370
 Hartford Financial Services                          826                 33,668
 Loews                                              1,300                 53,651
 MetLife                                            3,700                106,301
 Prudential Financial                               3,200                102,304
                                                                         582,601
MULTIMEDIA (3.45%)
 AOL Time Warner /1/                               15,775                215,802
 Gannett                                              510                 38,617
 McGraw-Hill                                        1,600                 93,424
 Viacom /1/                                         2,800                121,548
 Walt Disney                                        2,500                 46,650
                                                                         516,041
NETWORKING PRODUCTS (0.86%)
 Cisco Systems /1/                                  8,521                128,156
NON-HAZARDOUS WASTE DISPOSAL (0.42%)
 Waste Management                                   2,922                 63,466
OFFICE AUTOMATION & EQUIPMENT (0.13%)
 Xerox /1/                                          1,900                 18,734
OFFICE SUPPLIES & FORMS (0.18%)
 Avery Dennison                                       500                 26,505
OIL & GAS DRILLING (0.46%)
 Transocean Sedco Forex /1/                         3,600                 68,580
OIL COMPANY-EXPLORATION & PRODUCTION (0.08%)
 Apache                                               210                 12,023
OIL COMPANY-INTEGRATED (5.02%)
 ChevronTexaco                                      1,026                 64,443
 ConocoPhillips                                     3,212                161,564
 Exxon Mobil                                       12,158                427,961

                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 Marathon Oil                                         500            $    11,385
 Occidental Petroleum                               2,900                 86,565
                                                                         751,918
OIL REFINING & MARKETING (0.07%)
 Valero Energy                                        300                 11,025
OIL-FIELD SERVICES (0.84%)
 Halliburton                                        3,600                 77,076
 Schlumberger                                       1,147                 48,094
                                                                         125,170
PAPER & RELATED PRODUCTS (0.54%)
 Georgia-Pacific                                      600                  9,264
 International Paper                                1,414                 50,550
 MeadWestvaco                                         900                 21,231
                                                                          81,045
PHOTO EQUIPMENT & SUPPLIES (0.46%)
 Eastman Kodak                                      2,300                 68,793
POULTRY (0.23%)
 Tyson Foods                                        3,500                 33,705
PROPERTY & CASUALTY INSURANCE (1.00%)
 Fidelity National Financial                          600                 20,640
 First American                                       400                 10,600
 Progressive                                          600                 40,800
 Travelers Property Casualty                        4,780                 77,675
                                                                         149,715
RECREATIONAL VEHICLES (0.04%)
 Polaris Industries                                   100                  5,287
REGIONAL BANKS (4.37%)
 Bank One                                           3,966                142,974
 FleetBoston Financial                              1,200                 31,824
 Suntrust Banks                                       600                 34,332
 U.S. Bancorp                                       5,000                110,750
 Wachovia                                           5,232                199,915
 Wells Fargo                                        2,800                135,128
                                                                         654,923
RETAIL-APPAREL & SHOE (0.33%)
 Gap                                                1,800                 29,934
 Limited                                            1,300                 18,902
                                                                          48,836
RETAIL-BUILDING PRODUCTS (0.55%)
 Home Depot                                         2,940                 82,702
RETAIL-DISCOUNT (3.66%)
 Costco Wholesale /1/                               1,400                 48,482
 Dollar General                                     3,000                 43,620
 Wal-Mart Stores                                    8,093                455,798
                                                                         547,900
RETAIL-DRUG STORE (0.65%)
 CVS                                                3,989                 96,574
RETAIL-MAJOR DEPARTMENT STORE (0.49%)
 J.C. Penney                                        4,300                 73,358

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP BLEND FUND I

                           APRIL 30, 2003 (UNAUDITED)


                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (0.60%)
 Staples /1/                                        4,700            $    89,488
RETAIL-REGIONAL DEPARTMENT STORE (0.06%)
 Dillards                                             600                  8,388
RETAIL-RESTAURANTS (0.77%)
 McDonald's                                         2,111                 36,098
 Starbucks /1/                                      3,400                 79,866
                                                                         115,964
RETAIL-TOY STORE (0.25%)
 Toys R Us /1/                                      3,600                 36,900
SATELLITE TELECOM (0.13%)
 PanAmSat /1/                                       1,100                 19,030
SAVINGS & LOANS-THRIFTS (0.26%)
 Charter One Financial                                800                 23,240
 Washington Mutual                                    400                 15,800
                                                                          39,040
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.09%)
 Analog Devices /1/                                   400                 13,248
SEMICONDUCTOR EQUIPMENT (0.26%)
 Applied Materials /1/                              2,700                 39,420
STEEL-PRODUCERS (0.23%)
 United States Steel                                2,400                 34,368
TELECOMMUNICATION EQUIPMENT (0.72%)
 Qualcomm                                           3,400                108,426
TELEPHONE-INTEGRATED (3.27%)
 Alltel                                             1,000                 46,860
 Qwest Communications International                 2,900                 10,933
 SBC Communications                                 6,688                156,232
 Sprint                                             7,900                 90,929
 Verizon Communications                             4,958                185,330
                                                                         490,284
THERAPEUTICS (0.43%)
 Gilead Sciences /1/                                1,400                 64,596
TOBACCO (0.24%)
 RJ Reynolds Tobacco Holdings                       1,300                 36,621
TRANSPORT-RAIL (0.58%)
 Burlington Northern Santa Fe                       2,300                 64,768
 CSX                                                  300                  9,594
 Norfolk Southern                                     600                 12,726
                                                                          87,088
TRANSPORT-SERVICES (0.34%)
 FedEx                                                757                 45,329
 United Parcel Service                                100                  6,212
                                                                          51,541
WEB PORTALS (0.10%)
 Yahoo /1/                                            600                 14,868

                                                   Shares
                                                    Held          Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.38%)
   Motorola                                           7,200      $    56,952
                                       TOTAL COMMON STOCKS        14,692,316
                                                                 -----------

                      TOTAL PORTFOLIO INVESTMENTS (98.12%)        14,692,316
  CASH AND RECEIVABLES, NET OF LIABILITIES (1.88%)                   282,145
                                TOTAL NET ASSETS (100.00%)       $14,974,461
                                                               -------------

                                                                      Unrealized
          Contract                      Opening         Current          Gain
           Type        Commitment     Market Value    Market Value      (Loss)
          ----------------------------------------------------------------------
FUTURES CONTRACTS

  2 S&P 500 eMini          Buy          $89,268         $91,610          $2,342
  June, 2003
  Futures

/1/ Non-income producing security.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.60%)
ADVERTISING SALES (0.18%)
 Lamar Advertising /1/                                  288     $   10,345
ADVERTISING SERVICES (0.12%)
 Getty Images /1/                                       200          6,770
AIRLINES (0.11%)
 Southwest Airlines                                     400          6,384
APPAREL MANUFACTURERS (0.12%)
 Liz Claiborne                                          207          6,734
APPLIANCES (0.26%)
 Whirlpool                                              275         14,710
APPLICATIONS SOFTWARE (4.87%)
 Mercury Interactive /1/                                140          4,752
 Microsoft                                            9,900        253,143
 Siebel Systems /1/                                   2,400         20,808
                                                                   278,703
ATHLETIC FOOTWEAR (0.33%)
 Reebok International /1/                               600         18,636
BEVERAGES-NON-ALCOHOLIC (2.10%)
 Coca-Cola Enterprises                                  658         12,825
 Pepsi Bottling Group                                   500         10,270
 Pepsico                                              2,240         96,947
                                                                   120,042
BROADCASTING SERVICES & PROGRAMMING (0.16%)
 Fox Entertainment Group /1/                            370          9,398
BUILDING-RESIDENTIAL & COMMERCIAL (0.00%)
 Lennar                                                   1             27
CABLE TV (0.11%)
 Comcast /1/                                            199          6,350
CASINO HOTELS (0.43%)
 Harrah's Entertainment /1/                             624         24,579
CASINO SERVICES (0.08%)
 International Game Technology /1/                       50          4,315
CELLULAR TELECOMMUNICATIONS (0.48%)
 AT&T Wireless Services /1/                           3,800         24,548
 Nextel Communications /1/                              200          2,958
                                                                    27,506
COMMERCIAL BANKS (0.26%)
 Commerce Bancorp.                                      100          4,067
 TCF Financial                                          106          4,197
 Zions Bancorp                                          140          6,898
                                                                    15,162
COMMERCIAL SERVICE-FINANCE (0.85%)
 H&R Block                                            1,000         38,620
 Paychex                                                331         10,307
                                                                    48,927
COMMERCIAL SERVICES (0.28%)
 Iron Mountain /1/                                      400         15,940
COMPUTER SERVICES (0.78%)
 Affiliated Computer Services /1/                       525         25,043

                                                     Shares
                                                      Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
 BISYS Group /1/                                        300     $    5,064
 Electronic Data Systems                                200          3,630
 Sungard Data Systems /1/                               502         10,793
                                                                    44,530
COMPUTERS (4.00%)
 Dell Computer /1/                                    4,800        138,768
 International Business Machines                      1,060         89,994
                                                                   228,762
COMPUTERS-PERIPHERAL EQUIPMENT (0.74%)
 Lexmark International /1/                              570         42,471
CONTAINERS-PAPER & PLASTIC (0.22%)
 Sealed Air /1/                                         100          4,285
 Smurfit-Stone Container /1/                            600          8,442
                                                                    12,727
COSMETICS & TOILETRIES (1.73%)
 Procter & Gamble                                     1,100         98,835
CRUISE LINES (0.29%)
 Royal Caribbean Cruises                                900         16,713
DATA PROCESSING & MANAGEMENT (0.75%)
 Automatic Data Processing                              277          9,316
 Choicepoint /1/                                        177          6,245
 Fair, Isaac                                            200         10,416
 Fiserv /1/                                             223          6,565
 SEI Investments                                        389         10,242
                                                                    42,784
DIAGNOSTIC EQUIPMENT (0.35%)
 Cytyc /1/                                            1,500         19,800
DIVERSIFIED FINANCIAL SERVICES (1.63%)
 Citigroup                                            2,370         93,022
DIVERSIFIED MANUFACTURING OPERATIONS (6.43%)
 3M                                                     570         71,843
 General Electric                                    10,063        296,355
                                                                   368,198
E-COMMERCE-SERVICES (0.13%)
 Expedia /1/                                            126          7,282
ELECTRIC-INTEGRATED (0.33%)
 Edison International /1/                               257          3,749
 Entergy                                                326         15,195
                                                                    18,944
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.34%)
 Intel                                                9,700        178,480
 PMC - Sierra /1/                                       800          6,600
 QLogic /1/                                           1,050         46,190
 Semtech /1/                                            200          3,180
 Texas Instruments                                      770         14,237
                                                                   248,687
ELECTRONIC FORMS (0.38%)
 Adobe Systems                                          636         21,980

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                     Shares
                                                      Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONICS-MILITARY (0.31%)
 L-3 Communications Holdings /1/                        400     $   17,760
ENTERPRISE SOFTWARE & SERVICE (1.71%)
 BEA Systems /1/                                      1,600         17,136
 BMC Software /1/                                       453          6,759
 Oracle /1/                                           4,180         49,658
 Peoplesoft /1/                                       1,600         24,048
                                                                    97,601
FIDUCIARY BANKS (0.33%)
 Investors Financial Services                           219          4,776
 State Street                                           400         14,012
                                                                    18,788
FINANCE-CONSUMER LOANS (0.13%)
 SLM                                                     65          7,280
FINANCE-CREDIT CARD (2.08%)
 Capital One Financial                                  763         31,947
 MBNA                                                 4,600         86,940
                                                                   118,887
FINANCE-MORTGAGE LOAN/BANKER (4.16%)
 Doral Financial                                        363         14,524
 Federal Home Loan Mortgage                           2,000        115,800
 Federal National Mortgage Association                1,490        107,861
                                                                   238,185
FINANCIAL GUARANTEE INSURANCE (0.19%)
 Radian Group                                           278         11,037
FOOD-RETAIL (0.41%)
 Kroger /1/                                             938         13,413
 Whole Foods Market /1/                                 166          9,854
                                                                    23,267
FOOD-WHOLESALE & DISTRIBUTION (0.20%)
 Performance Food Group /1/                             100          3,508
 Sysco                                                  274          7,872
                                                                    11,380
HEALTH CARE COST CONTAINMENT (0.09%)
 Caremark Rx /1/                                        260          5,177
HOTELS & MOTELS (0.09%)
 Marriott International                                 138          4,956
INSURANCE BROKERS (0.13%)
 Brown & Brown                                          200          7,154
INTERNET SECURITY (0.94%)
 Symantec /1/                                         1,000         43,950
 VeriSign /1/                                           800          9,936
                                                                    53,886
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.13%)
 Waddell & Reed Financial                               360          7,200
LOTTERY SERVICES (0.17%)
 Gtech Holdings /1/                                     287          9,663
MACHINERY-GENERAL INDUSTRY (0.05%)
 Dover                                                  100          2,874

                                                     Shares
                                                      Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (1.73%)
 Boston Scientific /1/                                  313     $   13,475
 Guidant                                                371         14,465
 Medtronic                                            1,490         71,133
                                                                    99,073
MEDICAL LABORATORY & TESTING SERVICE (0.10%)
 Quest Diagnostics /1/                                  100          5,975
MEDICAL PRODUCTS (3.79%)
 Baxter International                                   100          2,300
 Johnson & Johnson                                    3,700        208,532
 Varian Medical Systems /1/                             109          5,871
                                                                   216,703
MEDICAL STERILIZATION PRODUCT (0.17%)
 Steris /1/                                             440          9,988
MEDICAL-BIOMEDICAL/GENE (2.68%)
 Amgen /1/                                            2,300        141,013
 Genzyme /1/                                            312         12,567
                                                                   153,580
MEDICAL-DRUGS (11.39%)
 Abbott Laboratories                                  1,730         70,290
 Allergan                                               454         31,894
 Forest Laboratories /1/                                560         28,963
 Medimmune /1/                                        1,000         35,270
 Merck                                                1,690         98,324
 Pfizer                                              10,130        311,497
 Wyeth                                                1,736         75,568
                                                                   651,806
MEDICAL-GENERIC DRUGS (0.27%)
 Barr Laboratories /1/                                  273         15,179
MEDICAL-HMO (1.74%)
 Anthem /1/                                             141          9,678
 UnitedHealth Group                                     524         48,276
 Wellpoint Health Networks /1/                          548         41,615
                                                                    99,569
MEDICAL-HOSPITALS (0.29%)
 Health Management Associates                           452          7,711
 Universal Health Services /1/                          233          9,010
                                                                    16,721
MEDICAL-WHOLESALE DRUG DISTRIBUTION (2.57%)
 AmerisourceBergen                                      920         53,222
 Cardinal Health                                      1,700         93,976
                                                                   147,198
METAL-DIVERSIFIED (0.41%)
 Freeport-McMoran Copper & Gold                       1,368         23,680
MISCELLANEOUS INVESTING (0.06%)
 Annaly Mortgage Management                             190          3,610
MULTI-LINE INSURANCE (1.70%)
 American International Group                         1,680         97,356
MULTIMEDIA (1.39%)
 AOL Time Warner /1/                                  2,800         38,304
 McGraw-Hill                                            139          8,116

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                     Shares
                                                      Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
 Viacom /1/                                             760     $   32,992
                                                                    79,412
NETWORKING PRODUCTS (2.26%)
 Cisco Systems /1/                                    8,110        121,975
 Emulex /1/                                             360          7,376
                                                                   129,351
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste Industries /1/                            300          2,490
OIL & GAS DRILLING (0.12%)
 GlobalSantaFe                                          329          6,962
OIL COMPANY-EXPLORATION & PRODUCTION (0.18%)
 Burlington Resources                                   220         10,188
OIL COMPANY-INTEGRATED (0.28%)
 ConocoPhillips                                         100          5,030
 Occidental Petroleum                                    33            985
 Unocal                                                 371         10,277
                                                                    16,292
OIL FIELD MACHINERY & EQUIPMENT (0.20%)
 Cooper Cameron /1/                                     242         11,582
OIL-FIELD SERVICES (0.32%)
 BJ Services /1/                                        495         18,072
PHARMACY SERVICES (1.12%)
 AdvancePCS /1/                                       1,100         33,066
 Express Scripts /1/                                    530         31,249
                                                                    64,315
PROPERTY & CASUALTY INSURANCE (0.26%)
 Fidelity National Financial                            434         14,930
PUBLICLY TRADED INVESTMENT FUND (2.25%)
 Nasdaq 100 Shares /1/                                1,000         27,500
 Standard & Poor's 500 Depository Receipts            1,100        101,167
                                                                   128,667
REGIONAL BANKS (1.10%)
 Fifth Third Bancorp                                    340         16,759
 National City                                          100          2,996
 U.S. Bancorp                                         1,090         24,143
 Wells Fargo                                            400         19,304
                                                                    63,202
RETAIL-APPAREL & SHOE (0.30%)
 Abercrombie & Fitch /1/                                300          9,864
 Chico's FAS /1/                                        300          7,302
                                                                    17,166
RETAIL-AUTO PARTS (0.82%)
 Advance Auto Parts /1/                                 500         24,870
 Autozone /1/                                           273         22,061
                                                                    46,931
RETAIL-BEDDING (0.40%)
 Bed Bath & Beyond /1/                                  573         22,639
RETAIL-BUILDING PRODUCTS (2.06%)
 Home Depot                                             449         12,630

                                                     Shares
                                                      Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (CONTINUED)
 Lowe's                                               2,400     $  105,336
                                                                   117,966
RETAIL-CONSUMER ELECTRONICS (0.60%)
 Best Buy /1/                                         1,000         34,580
RETAIL-DISCOUNT (4.08%)
 Family Dollar Stores                                   330         11,282
 TJX                                                  2,200         42,350
 Wal-Mart Stores                                      3,190        179,661
                                                                   233,293
RETAIL-DRUG STORE (0.27%)
 Walgreen                                               493         15,214
RETAIL-MAIL ORDER (0.18%)
 Williams-Sonoma /1/                                    390         10,093
RETAIL-OFFICE SUPPLIES (0.76%)
 Office Depot /1/                                     1,035         13,103
 Staples /1/                                          1,600         30,464
                                                                    43,567
RETAIL-REGIONAL DEPARTMENT STORE (0.66%)
 Federated Department Stores /1/                        143          4,379
 Kohls /1/                                              592         33,625
                                                                    38,004
RETAIL-RESTAURANTS (1.21%)
 Darden Restaurants                                     536          9,386
 Krispy Kreme Doughnuts /1/                             215          6,983
 Starbucks /1/                                        1,900         44,631
 Yum! Brands /1/                                        343          8,472
                                                                    69,472
SATELLITE TELECOM (0.36%)
 Echostar Communications /1/                            696         20,852
SAVINGS & LOANS-THRIFTS (0.27%)
 Greenpoint Financial                                   135          6,448
 Washington Mutual                                      232          9,164
                                                                    15,612
SCHOOLS (0.82%)
 Apollo Group /1/                                       500         27,099
 Career Education /1/                                   329         19,783
                                                                    46,882
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.39%)
 Linear Technology                                      380         13,098
 Maxim Integrated Products                              240          9,430
                                                                    22,528
SEMICONDUCTOR EQUIPMENT (0.49%)
 Kla-Tencor /1/                                         288         11,808
 Lam Research /1/                                       836         12,147
 Novellus Systems /1/                                   140          3,926
                                                                    27,881
TELECOMMUNICATION EQUIPMENT (1.05%)
 Harris                                                 100          2,856
 Qualcomm                                             1,800         57,402
                                                                    60,258

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                     Shares
                                                      Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 CIENA /1/                                            2,200     $   10,714
TELEPHONE-INTEGRATED (0.46%)
 BellSouth                                              411         10,476
 CenturyTel                                             342         10,072
 Sprint                                                 514          5,916
                                                                    26,464
THERAPEUTICS (0.36%)
 Gilead Sciences /1/                                    448         20,671
TOBACCO (1.02%)
 Altria Group                                         1,900         58,444
TOYS (0.46%)
 Mattel                                               1,200         26,088
TRANSPORT-RAIL (0.01%)
 Burlington Northern Santa Fe                            20            563
                                       TOTAL COMMON STOCKS       5,586,141
                                                                ----------

                      TOTAL PORTFOLIO INVESTMENTS (97.60%)       5,586,141
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (2.40%)                                                           137,595
                                TOTAL NET ASSETS (100.00%)      $5,723,736
                                                               ------------
/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH  FUND I

                           APRIL 30, 2003 (UNAUDITED)

                                                    Shares
                                                     Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.47%)
AEROSPACE & DEFENSE (0.25%)
 Raytheon                                             37,200    $ 1,113,396
AEROSPACE & DEFENSE EQUIPMENT (1.34%)
 Lockheed Martin                                      76,800      3,843,840
 United Technologies                                  34,375      2,124,719
                                                                  5,968,559
APPLICATIONS SOFTWARE (6.52%)
 Microsoft                                         1,138,000     29,098,660
BEVERAGES-NON-ALCOHOLIC (2.87%)
 Coca-Cola                                           171,835      6,942,134
 Pepsico                                             136,002      5,886,167
                                                                 12,828,301
BREWERY (0.55%)
 Anheuser-Busch                                       49,315      2,459,832
BROADCASTING SERVICES & PROGRAMMING (1.37%)
 Clear Channel Communications /1/                    156,600      6,124,626
CABLE TV (0.91%)
 Comcast /1/                                          49,000      1,563,590
 USA Networks /1/                                     83,500      2,500,825
                                                                  4,064,415
CELLULAR TELECOMMUNICATIONS (0.21%)
 AT&T Wireless Services /1/                          142,000        917,320
CIRCUIT BOARDS (0.22%)
 Jabil Circuit /1/                                    52,910        989,417
COMMERCIAL SERVICES (0.29%)
 Weight Watchers International /1/                    27,935      1,312,386
COMPUTERS (3.15%)
 Dell Computer /1/                                   216,640      6,263,062
 Hewlett-Packard                                      52,950        863,085
 International Business Machines                      81,600      6,927,840
                                                                 14,053,987
COMPUTERS-MEMORY DEVICES (0.88%)
 EMC /1/                                             183,990      1,672,469
 Veritas Software /1/                                103,000      2,267,030
                                                                  3,939,499
COSMETICS & TOILETRIES (3.80%)
 Colgate-Palmolive                                    52,985      3,029,152
 Gillette                                             86,300      2,627,835
 Procter & Gamble                                    125,835     11,306,275
                                                                 16,963,262
DATA PROCESSING & MANAGEMENT (0.97%)
 Automatic Data Processing                            27,200        914,736
 First Data                                           86,970      3,411,833
                                                                  4,326,569
DIVERSIFIED FINANCIAL SERVICES (2.75%)
 Citigroup                                           313,050     12,287,212
DIVERSIFIED MANUFACTURING OPERATIONS (6.20%)
 3M                                                   56,350      7,102,354
 General Electric                                    698,490     20,570,530
                                                                 27,672,884

                                                    Shares
                                                     Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-SERVICES (0.55%)
 eBay /1/                                             26,300   $  2,439,851
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.92%)
 Altera /1/                                           81,000      1,280,610
 Intel                                               720,615     13,259,316
 Microchip Technology                                 43,200        898,128
 QLogic /1/                                           23,300      1,024,967
 Texas Instruments                                   182,955      3,382,838
 Xilinx /1/                                           78,900      2,135,823
                                                                 21,981,682
ENTERPRISE SOFTWARE & SERVICE (1.34%)
 Oracle /1/                                          392,170      4,658,980
 Peoplesoft /1/                                       88,600      1,331,658
                                                                  5,990,638
FIDUCIARY BANKS (0.63%)
 Bank of New York                                    106,750      2,823,538
FINANCE-CREDIT CARD (0.98%)
 American Express                                    115,550      4,374,723
FINANCE-INVESTMENT BANKER & BROKER (1.06%)
 Goldman Sachs Group                                  62,320      4,730,088
FINANCE-MORTGAGE LOAN/BANKER (2.03%)
 Federal Home Loan Mortgage                          156,795      9,078,431
FOOD-MISCELLANEOUS/DIVERSIFIED (0.38%)
 Kraft Foods                                          54,225      1,675,553
INTERNET BROKERS (0.18%)
 Charles Schwab                                       93,350        805,611
INTERNET SECURITY (0.47%)
 Symantec /1/                                         47,230      2,075,759
LIFE & HEALTH INSURANCE (0.64%)
 Aflac                                                87,400      2,858,854
MEDICAL INSTRUMENTS (2.16%)
 Boston Scientific /1/                                19,500        839,475
 Medtronic                                           137,505      6,564,489
 St. Jude Medical /1/                                 42,875      2,249,222
                                                                  9,653,186
MEDICAL PRODUCTS (2.98%)
 Johnson & Johnson                                   236,245     13,314,768
MEDICAL-BIOMEDICAL/GENE (2.08%)
 Amgen /1/                                           151,720      9,301,953
MEDICAL-DRUGS (10.79%)
 Abbott Laboratories                                 115,945      4,710,845
 Bristol-Myers Squibb                                 75,800      1,935,932
 Celgene /1/                                          22,375        595,399
 Eli Lilly                                            54,400      3,471,808
 Forest Laboratories /1/                              25,800      1,334,376
 Merck                                               137,460      7,997,423
 Pfizer                                              749,806     23,056,535
 Wyeth                                               116,625      5,076,686
                                                                 48,179,004

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH  FUND I

                           APRIL 30, 2003 (UNAUDITED)


                                                    Shares
                                                     Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.61%)
 UnitedHealth Group                                   29,325   $  2,701,712
MEDICAL-HOSPITALS (0.38%)
 HCA                                                  52,870      1,697,127
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.50%)
 Cardinal Health                                      40,100      2,216,728
MONEY CENTER BANKS (0.44%)
 JP Morgan Chase                                      66,800      1,960,580
MOTORCYCLE & MOTOR SCOOTER (0.38%)
 Harley-Davidson                                      38,350      1,704,274
MULTI-LINE INSURANCE (2.07%)
 American International Group                        159,750      9,257,512
MULTIMEDIA (1.82%)
 Gannett                                              25,800      1,953,576
 Viacom /1/                                          142,445      6,183,537
                                                                  8,137,113
NETWORKING PRODUCTS (2.53%)
 Cisco Systems /1/                                   751,275     11,299,176
OIL COMPANY-EXPLORATION & PRODUCTION (0.40%)
 Burlington Resources                                 38,600      1,787,566
OIL COMPANY-INTEGRATED (2.95%)
 Exxon Mobil                                         374,650     13,187,680
OIL FIELD MACHINERY & EQUIPMENT (0.72%)
 Smith International /1/                              89,800      3,193,288
OIL-FIELD SERVICES (2.36%)
 Baker Hughes                                        178,590      5,000,520
 BJ Services /1/                                     152,125      5,554,084
                                                                 10,554,604
REGIONAL BANKS (0.98%)
 Wells Fargo                                          91,000      4,391,660
RETAIL-APPAREL & SHOE (0.27%)
 Limited                                              81,600      1,186,464
RETAIL-BEDDING (0.59%)
 Bed Bath & Beyond /1/                                66,500      2,627,415
RETAIL-BUILDING PRODUCTS (2.62%)
 Home Depot                                          317,430      8,929,306
 Lowe's                                               63,000      2,765,070
                                                                 11,694,376
RETAIL-DISCOUNT (5.04%)
 Costco Wholesale /1/                                 64,935      2,248,699
 Target                                               76,600      2,561,504
 TJX                                                  85,900      1,653,575
 Wal-Mart Stores                                     284,695     16,034,022
                                                                 22,497,800
RETAIL-DRUG STORE (0.47%)
 Walgreen                                             67,925      2,096,166

                                                    Shares
                                                     Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (0.28%)
 Tiffany                                              44,345   $  1,230,130
RETAIL-REGIONAL DEPARTMENT STORE (0.96%)
 Kohls /1/                                            75,100      4,265,680
RETAIL-RESTAURANTS (0.86%)
 Wendy's International                                62,125      1,804,110
 Yum! Brands /1/                                      83,025      2,050,718
                                                                  3,854,828
SATELLITE TELECOM (0.52%)
 Echostar Communications /1/                          77,300      2,315,908
SCHOOLS (0.15%)
 Apollo Group /1/                                     12,150        658,518
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.42%)
 Analog Devices /1/                                   49,200      1,629,504
 Linear Technology                                    83,750      2,886,862
 Maxim Integrated Products                            46,650      1,832,879
                                                                  6,349,245
SEMICONDUCTOR EQUIPMENT (0.86%)
 Applied Materials /1/                               195,070      2,848,022
 Novellus Systems /1/                                 36,000      1,009,440
                                                                  3,857,462
TELECOMMUNICATION EQUIPMENT (0.55%)
 Qualcomm                                             76,315      2,433,685
TELEPHONE-INTEGRATED (1.31%)
 Verizon Communications                              156,395      5,846,045
TELEVISION (0.76%)
 Univision Communications /1/                        111,625      3,380,005
THERAPEUTICS (0.32%)
 Gilead Sciences /1/                                  31,430      1,450,180
TOBACCO (0.88%)
 Altria Group                                        128,255      3,945,124
                                        TOTAL COMMON STOCKS     435,182,015
                                                               ------------

                       TOTAL PORTFOLIO INVESTMENTS (97.47%)     435,182,015
CASH AND RECEIVABLES, NET OF LIABILITIES (2.53%)                 11,293,691
                                 TOTAL NET ASSETS (100.00%)    $446,475,706
                                                              --------------
/1/ Non-income producing security.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II

                           APRIL 30, 2003 (UNAUDITED)

                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.89%)
APPLICATIONS SOFTWARE (5.49%)
 Microsoft                                       66,922           $1,711,196
 Red Hat /1/                                      7,600               45,600
                                                                   1,756,796
BEVERAGES-NON-ALCOHOLIC (1.88%)
 Coca-Cola                                        5,600              226,240
 Pepsico                                          8,700              376,536
                                                                     602,776
BREWERY (0.76%)
 Anheuser-Busch                                   4,900              244,412
BUILDING-MAINTENANCE & SERVICE (0.53%)
 Ecolab                                           3,300              168,597
CABLE TV (1.80%)
 Comcast /1/                                     18,000              574,380
CELLULAR TELECOMMUNICATIONS (1.11%)
 Vodafone Group                                  17,900              353,704
CIRCUIT BOARDS (0.21%)
 Jabil Circuit /1/                                3,600               67,320
COMMERCIAL SERVICE-FINANCE (1.06%)
 Paychex                                         10,863              338,274
COMPUTER AIDED DESIGN (0.25%)
 Autodesk                                         5,200               80,912
COMPUTERS (3.57%)
 Dell Computer /1/                               16,000              462,560
 International Business Machines                  8,000              679,200
                                                                   1,141,760
COMPUTERS-INTEGRATED SYSTEMS (0.17%)
 McData /1/                                       5,200               55,016
COMPUTERS-MEMORY DEVICES (0.99%)
 EMC /1/                                         34,700              315,423
CONSULTING SERVICES (0.22%)
 Accenture /1/                                    4,300               68,886
COSMETICS & TOILETRIES (4.55%)
 Colgate-Palmolive                                3,400              194,378
 Estee Lauder                                     3,400              110,500
 Gillette                                         3,700              112,665
 International Flavors & Fragrances               4,700              149,366
 Procter & Gamble                                 9,900              889,515
                                                                   1,456,424
DIVERSIFIED FINANCIAL SERVICES (1.79%)
 Citigroup /2/                                   14,600              573,050
DIVERSIFIED MANUFACTURING OPERATIONS (5.62%)
 3M                                               2,900              365,516
 General Electric                                40,600            1,195,670
 Illinois Tool Works                              3,700              236,726
                                                                   1,797,912
E-COMMERCE-SERVICES (0.35%)
 eBay /1/                                         1,225              113,643

                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC PRODUCTS-MISCELLANEOUS (0.60%)
 Emerson Electric                                 3,800            $ 192,660
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.56%)
 Applied Micro Circuits /1/                      19,200               86,016
 Intel                                           52,800              971,520
 National Semiconductor /1/                       4,300               80,539
                                                                   1,138,075
ENTERPRISE SOFTWARE & SERVICE (2.40%)
 Oracle /1/                                      39,600              470,448
 SAP                                             11,600              295,916
                                                                     766,364
FINANCE-CONSUMER LOANS (0.42%)
 SLM                                              1,200              134,400
FINANCE-CREDIT CARD (1.12%)
 American Express                                 9,500              359,670
FINANCE-INVESTMENT BANKER & BROKER (1.85%)
 Bear Stearns                                     1,800              120,312
 Goldman Sachs Group                              3,500              265,650
 Morgan Stanley                                   4,600              205,850
                                                                     591,812
FINANCE-MORTGAGE LOAN/BANKER (1.40%)
 Federal Home Loan Mortgage                       3,500              202,650
 Federal National Mortgage Association            3,400              246,126
                                                                     448,776
FINANCIAL GUARANTEE INSURANCE (0.82%)
 PMI Group                                        3,700              114,034
 Radian Group                                     3,700              146,890
                                                                     260,924
FOOD-CONFECTIONERY (0.71%)
 Wm. Wrigley Jr.                                  4,000              226,840
FOOD-MISCELLANEOUS/DIVERSIFIED (1.74%)
 General Mills                                    6,600              297,726
 Kellogg                                          4,300              140,782
 McCormick                                        4,800              118,992
                                                                     557,500
FOOD-RETAIL (0.50%)
 Whole Foods Market /1/                           2,700              160,272
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.88%)
 Franklin Resources                               8,100              282,528
LIFE & HEALTH INSURANCE (0.68%)
 Aflac                                            1,700               55,607
 Lincoln National                                 5,100              162,996
                                                                     218,603
MACHINERY-FARM (0.77%)
 Deere                                            5,600              246,568
MEDICAL INSTRUMENTS (3.11%)
 Boston Scientific /1/                            4,400              189,420
 Medtronic                                       13,600              649,264
 St. Jude Medical /1/                             3,000              157,380
                                                                     996,064

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II

                           APRIL 30, 2003 (UNAUDITED)


                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (4.49%)
 Becton Dickinson                                 5,200           $  184,080
 Johnson & Johnson                               18,700            1,053,932
 Varian Medical Systems /1/                       1,100               59,246
 Zimmer Holdings /1/                              3,000              140,700
                                                                   1,437,958
MEDICAL-BIOMEDICAL/GENE (2.76%)
 Amgen /1/                                       14,392              882,373
MEDICAL-DRUGS (8.98%)
 Abbott Laboratories                              5,800              235,654
 Bristol-Myers Squibb                             2,600               66,404
 Eli Lilly                                        6,500              414,830
 Merck                                            5,700              331,626
 Novartis                                         5,600              221,088
 Pfizer                                          42,560            1,308,720
 Wyeth                                            6,800              296,004
                                                                   2,874,326
MEDICAL-HMO (2.12%)
 Aetna                                            6,400              318,720
 UnitedHealth Group                               3,900              359,307
                                                                     678,027
MONEY CENTER BANKS (0.47%)
 Bank of America                                  2,024              149,877
MULTI-LINE INSURANCE (2.10%)
 Allstate                                         2,100               79,359
 American International Group                    10,200              591,090
                                                                     670,449
MULTIMEDIA (1.65%)
 AOL Time Warner /1/                             12,200              166,896
 E.W. Scripps                                       900               71,325
 Viacom /1/                                       6,655              288,894
                                                                     527,115
NETWORKING PRODUCTS (2.14%)
 Cisco Systems /1/                               36,400              547,456
 Juniper Networks /1/                            13,500              137,970
                                                                     685,426
OFFICE SUPPLIES & FORMS (0.17%)
 Avery Dennison                                   1,000               53,010
OIL COMPANY-EXPLORATION & PRODUCTION (1.07%)
 Apache                                           4,165              238,446
 Devon Energy                                       861               40,669
 Pioneer Natural Resources /1/                    2,600               62,192
                                                                     341,307
OIL COMPANY-INTEGRATED (0.37%)
 ConocoPhillips                                   2,359              118,658
OIL FIELD MACHINERY & EQUIPMENT (0.22%)
 Smith International /1/                          2,000               71,120
OIL REFINING & MARKETING (0.33%)
 Sunoco                                           2,800              104,188
OIL-FIELD SERVICES (0.13%)
 BJ Services /1/                                  1,100               40,161

                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLICLY TRADED INVESTMENT FUND (5.33%)
 iShares S&P 500 Index Fund                       6,500           $  597,025
 Nasdaq 100 Shares /1/                           19,600              539,000
 Standard & Poor's 500 Depository Receipts        6,200              570,214
                                                                   1,706,239
RETAIL-APPAREL & SHOE (0.63%)
 Gap                                             12,200              202,886
RETAIL-BEDDING (0.46%)
 Bed Bath & Beyond /1/                            2,030               80,205
 Linens 'N Things /1/                             3,100               65,689
                                                                     145,894
RETAIL-BUILDING PRODUCTS (2.55%)
 Home Depot                                      22,500              632,925
 Lowe's                                           4,200              184,338
                                                                     817,263
RETAIL-CONSUMER ELECTRONICS (0.79%)
 Best Buy /1/                                     7,300              252,434
RETAIL-DISCOUNT (3.66%)
 Costco Wholesale /1/                             2,400               83,112
 TJX                                              3,900               75,075
 Wal-Mart Stores                                 18,000            1,013,760
                                                                   1,171,947
RETAIL-DRUG STORE (1.02%)
 Walgreen                                        10,565              326,036
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.45%)
 Linear Technology                               11,800              406,746
 Maxim Integrated Products                        9,600              377,184
                                                                     783,930
SEMICONDUCTOR EQUIPMENT (0.41%)
 Applied Materials /1/                            8,900              129,940
TELECOMMUNICATION EQUIPMENT (0.27%)
 Adtran /1/                                       2,100               85,008
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.52%)
 CIENA /1/                                       14,627               71,233
 JDS Uniphase /1/                                29,300               94,639
                                                                     165,872
THERAPEUTICS (0.97%)
 Gilead Sciences /1/                              6,700              309,138
TRANSPORT-SERVICES (0.56%)
 United Parcel Service                            2,900              180,148
                                    210

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II

                           APRIL 30, 2003 (UNAUDITED)


                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
Common Stocks (continued)

Web Portals (0.36%)
 Yahoo /1/                                         4,700                $116,466
                                        TOTAL COMMON STOCKS           31,317,537
                                                                     -----------

                       TOTAL PORTFOLIO INVESTMENTS (97.89%)           31,317,537
CASH AND RECEIVABLES, NET OF LIABILITIES (2.11%)                         674,720
                                 TOTAL NET ASSETS (100.00%)          $31,992,257
                                                                    ------------
-------------------------------------------------------------

/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP VALUE FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                      Shares
                                                       Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (94.94%)
AEROSPACE & DEFENSE (0.60%)
 Raytheon                                              153,300  $  4,588,269
AEROSPACE & DEFENSE EQUIPMENT (0.05%)
 Goodrich                                               26,800       377,076
APPAREL MANUFACTURERS (1.03%)
 Liz Claiborne                                         122,850     3,996,311
 VF                                                    101,100     3,977,274
                                                                   7,973,585
APPLIANCES (0.29%)
 Whirlpool                                              41,400     2,214,486
AUTO-CARS & LIGHT TRUCKS (0.85%)
 General Motors                                        182,400     6,575,520
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.97%)
 Autoliv                                               137,000     3,329,100
 Dana                                                  201,000     1,867,290
 Delphi Automotive Systems                             454,500     3,817,800
 Lear /1/                                               58,900     2,340,686
 Magna International                                    65,400     3,834,402
                                                                  15,189,278
BEVERAGES-NON-ALCOHOLIC (0.04%)
 Coca-Cola Enterprises                                  17,500       341,075
BROADCASTING SERVICES & PROGRAMMING (0.14%)
 Liberty Media /1/                                      96,900     1,065,900
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.60%)
 Vulcan Materials                                      132,300     4,626,531
BUILDING-RESIDENTIAL & COMMERCIAL (0.84%)
 KB Home                                                71,500     3,522,805
 Pulte                                                  50,600     2,934,294
                                                                   6,457,099
CABLE TV (2.05%)
 Comcast /1/                                           494,836    15,790,217
CELLULAR TELECOMMUNICATIONS (0.66%)
 AT&T Wireless Services /1/                            781,700     5,049,782
CHEMICALS-DIVERSIFIED (3.27%)
 Dow Chemical                                          288,200     9,406,848
 E. I. Du Pont de Nemours                              245,500    10,441,115
 PPG Industries                                        110,375     5,354,291
                                                                  25,202,254
CHEMICALS-SPECIALTY (0.64%)
 Cabot                                                  66,100     1,842,207
 Eastman Chemical                                       39,400     1,202,882
 Lubrizol                                               49,600     1,567,856
 Millennium Chemicals                                   23,900       332,449
                                                                   4,945,394
COATINGS & PAINT (0.24%)
 Sherwin-Williams                                       67,300     1,876,324
COMMERCIAL BANKS (1.15%)
 Amsouth Bancorp                                       116,500     2,452,325
 Regions Financial                                     140,150     4,724,457
 SouthTrust                                              8,000       214,888

                                                      Shares
                                                       Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 UnionBanCal                                            37,150  $  1,500,860
                                                                   8,892,530
COMMERCIAL SERVICE-FINANCE (0.48%)
 Deluxe                                                 84,500     3,718,845
COMPUTER SERVICES (0.15%)
 Electronic Data Systems                                62,075     1,126,661
COMPUTERS (2.47%)
 Hewlett-Packard                                       709,354    11,562,470
 International Business Machines                        88,125     7,481,813
                                                                  19,044,283
COMPUTERS-MEMORY DEVICES (0.07%)
 Quantum /1/                                           146,300       504,735
CONSUMER PRODUCTS-MISCELLANEOUS (0.27%)
 Fortune Brands                                         43,450     2,102,980
CONTAINERS-PAPER & PLASTIC (0.49%)
 Bemis                                                  19,800       904,068
 Smurfit-Stone Container /1/                            20,200       284,214
 Sonoco Products                                       117,000     2,556,450
                                                                   3,744,732
COSMETICS & TOILETRIES (0.30%)
 Procter & Gamble                                       26,100     2,345,085
DISTRIBUTION-WHOLESALE (0.78%)
 Genuine Parts                                         118,025     3,773,259
 Ingram Micro /1/                                      114,350     1,143,500
 Tech Data /1/                                          46,400     1,113,600
                                                                   6,030,359
DIVERSIFIED FINANCIAL SERVICES (3.88%)
 Citigroup                                             763,000    29,947,750
DIVERSIFIED MANUFACTURING OPERATIONS (0.94%)
 Cooper Industries                                      66,600     2,470,860
 Eaton                                                  48,325     3,966,033
 FMC /1/                                                43,275       784,143
                                                                   7,221,036
ELECTRIC-INTEGRATED (4.07%)
 Allegheny Energy                                       72,500       601,750
 Ameren                                                 90,400     3,704,592
 American Electric Power                               106,925     2,820,682
 Cinergy                                               113,650     3,880,011
 CMS Energy                                            143,600       894,628
 Consolidated Edison                                    86,750     3,371,972
 Constellation Energy Group                             90,800     2,658,624
 Entergy                                               109,100     5,085,151
 Northeast Utilities                                   177,100     2,642,332
 Pepco Holdings                                         41,900       719,842
 PPL                                                    74,400     2,693,280
 Puget Energy                                          108,800     2,297,856
                                                                  31,370,720
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.21%)
 Solectron /1/                                         518,800     1,654,972

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP VALUE FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                      Shares
                                                       Held        Value
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ELECTRONIC CONNECTORS (0.08%)
 Thomas & Betts /1/                                     41,100  $    649,791
ELECTRONIC PARTS DISTRIBUTION (0.26%)
 Arrow Electronics /1/                                  67,000     1,130,960
 Avnet /1/                                              70,200       895,050
                                                                   2,026,010
FINANCE-INVESTMENT BANKER & BROKER (2.38%)
 Bear Stearns                                           60,100     4,017,084
 Lehman Brothers Holdings                              102,525     6,455,999
 Merrill Lynch                                          70,300     2,885,815
 Morgan Stanley                                        110,600     4,949,350
                                                                  18,308,248
FINANCE-MORTGAGE LOAN/BANKER (1.45%)
 Countrywide Credit Industries                          45,675     3,087,630
 Federal Home Loan Mortgage                             72,900     4,220,910
 Federal National Mortgage Association                  53,725     3,889,153
                                                                  11,197,693
FINANCIAL GUARANTEE INSURANCE (0.26%)
 MGIC Investment                                        44,400     2,018,424
FOOD-CANNED (0.03%)
 Del Monte Foods /1/                                    24,373       193,765
FOOD-FLOUR & GRAIN (0.23%)
 Archer-Daniels-Midland                                157,415     1,744,158
FOOD-MISCELLANEOUS/DIVERSIFIED (1.10%)
 ConAgra Foods                                         120,250     2,525,250
 H.J. Heinz                                             54,575     1,630,701
 Sara Lee                                              257,400     4,319,172
                                                                   8,475,123
FOOD-RETAIL (0.57%)
 Albertson's                                            76,900     1,527,234
 Kroger /1/                                            199,000     2,845,700
                                                                   4,372,934
FOOD-WHOLESALE & DISTRIBUTION (0.00%)
 Supervalu                                                 700        11,529
GAS-DISTRIBUTION (0.57%)
 Sempra Energy                                         163,500     4,388,340
HOME DECORATION PRODUCTS (0.05%)
 Newell Rubbermaid                                      13,100       399,288
HOME FURNISHINGS (0.54%)
 Leggett & Platt                                       200,100     4,132,065
INDEPENDENT POWER PRODUCER (0.15%)
 Reliant Resources /1/                                 210,325     1,182,027
INDUSTRIAL GASES (0.05%)
 Praxair                                                 6,900       400,752
INSTRUMENTS-CONTROLS (0.81%)
 Johnson Controls                                       24,700     2,031,328
 Parker Hannifin                                       104,000     4,230,720
                                                                   6,262,048
                                                      Shares
                                                       Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (0.54%)
 Aon                                                   189,300  $  4,194,888
LIFE & HEALTH INSURANCE (0.62%)
 Jefferson-Pilot                                       117,800     4,722,602
 Torchmark                                               1,975        76,531
                                                                   4,799,133
MEDICAL PRODUCTS (0.00%)
 Becton Dickinson                                        1,000        35,400
MEDICAL-DRUGS (3.29%)
 Abbott Laboratories                                    62,300     2,531,249
 Bristol-Myers Squibb                                  336,700     8,599,318
 Merck                                                 130,625     7,599,762
 Schering-Plough                                       364,600     6,599,260
                                                                  25,329,589
MEDICAL-HMO (1.05%)
 Aetna                                                  53,300     2,654,340
 Health Net /1/                                        108,000     2,817,720
 Humana /1/                                            234,000     2,585,700
                                                                   8,057,760
MONEY CENTER BANKS (3.85%)
 Bank of America                                       327,175    24,227,309
 JP Morgan Chase                                       184,900     5,426,815
                                                                  29,654,124
MULTI-LINE INSURANCE (3.44%)
 Allstate                                              230,300     8,703,037
 American International Group                          112,615     6,526,039
 Cigna                                                  82,700     4,325,210
 MetLife                                               184,100     5,289,193
 PartnerRe                                              31,500     1,685,250
                                                                  26,528,729
MULTIMEDIA (0.37%)
 AOL Time Warner /1/                                    40,900       559,512
 Viacom /1/                                             35,000     1,519,350
 Walt Disney                                            42,400       791,184
                                                                   2,870,046
OIL COMPANY-INTEGRATED (9.04%)
 Amerada Hess                                           82,700     3,733,905
 ChevronTexaco                                         244,764    15,373,627
 ConocoPhillips                                        186,114     9,361,534
 Exxon Mobil                                         1,016,200    35,770,240
 Occidental Petroleum                                  182,400     5,444,640
                                                                  69,683,946
OIL REFINING & MARKETING (0.72%)
 Ashland                                                72,200     2,140,730
 Valero Energy                                          93,800     3,447,150
                                                                   5,587,880
PAPER & RELATED PRODUCTS (2.03%)
 Boise Cascade                                          60,950     1,400,022
 Georgia-Pacific                                       256,250     3,956,500
 International Paper                                   119,900     4,286,425
 MeadWestvaco                                          119,916     2,828,818
 Temple-Inland                                          70,300     3,184,590
                                                                  15,656,355

                                                      Shares
                                                       Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHOTO EQUIPMENT & SUPPLIES (0.40%)
 Eastman Kodak                                         103,900  $  3,107,649
POULTRY (0.34%)
 Tyson Foods                                           274,426     2,642,722
POWER CONVERTER & SUPPLY EQUIPMENT (0.22%)
 Hubbell                                                52,300     1,678,830
PRINTING-COMMERCIAL (0.42%)
 R.R. Donnelley & Sons                                 160,450     3,234,672
PROPERTY & CASUALTY INSURANCE (1.54%)
 Chubb                                                  48,300     2,554,587
 St. Paul                                              143,150     4,915,771
 Travelers Property Casualty                           232,917     3,780,243
 Travelers Property Casualty                            38,044       618,215
                                                                  11,868,816
REGIONAL BANKS (10.37%)
 Bank One                                              309,900    11,171,895
 Comerica                                              120,500     5,242,955
 FleetBoston Financial                                 330,762     8,771,808
 Huntington Bancshares                                 190,700     3,711,022
 KeyCorp                                               228,850     5,517,574
 National City                                         219,125     6,564,985
 Suntrust Banks                                        110,900     6,345,698
 U.S. Bancorp                                          522,950    11,583,343
 Union Planters                                         66,000     1,883,640
 Wachovia                                              335,550    12,821,365
 Wells Fargo                                           131,200     6,331,712
                                                                  79,945,997
RETAIL-AUTOMOBILE (0.46%)
 Autonation /1/                                        257,500     3,566,375
RETAIL-DISCOUNT (0.39%)
 TJX                                                   155,600     2,995,300
RETAIL-MAJOR DEPARTMENT STORE (1.43%)
 May Department Stores                                 228,350     4,936,927
 Sears Roebuck                                         214,600     6,081,764
                                                                  11,018,691
RETAIL-OFFICE SUPPLIES (0.40%)
 Office Depot /1/                                      241,200     3,053,592
RETAIL-REGIONAL DEPARTMENT STORE (0.61%)
 Federated Department Stores /1/                       153,000     4,684,860
RETAIL-RESTAURANTS (1.26%)
 McDonald's                                            372,600     6,371,460
 Wendy's International                                 114,100     3,313,464
                                                                   9,684,924
SAVINGS & LOANS-THRIFTS (2.13%)
 Charter One Financial                                   3,141        91,246
 Golden West Financial                                  73,375     5,533,943
 Washington Mutual                                     272,987    10,782,986
                                                                  16,408,175
TELECOMMUNICATION EQUIPMENT (1.10%)
 Nortel Networks /1/                                 2,470,800     6,374,664

                                                      Shares
                                                       Held        Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
 Tellabs /1/                                           339,600  $  2,098,728
                                                                   8,473,392
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.62%)
 Corning /1/                                           887,000     4,807,540
TELEPHONE-INTEGRATED (6.34%)
 AT&T                                                  362,320     6,177,556
 BellSouth                                             478,700    12,202,063
 Qwest Communications International                    420,500     1,585,285
 SBC Communications                                    636,400    14,866,304
 Sprint PCS /1/                                        884,500     3,095,750
 Verizon Communications                                292,075    10,917,763
                                                                  48,844,721
TOBACCO (1.56%)
 Altria Group                                          273,775     8,421,319
 UST                                                   114,100     3,574,753
                                                                  11,996,072
TOOLS-HAND HELD (0.91%)
 Black & Decker                                         98,075     4,045,594
 Snap-On                                                 3,800       111,530
 Stanley Works                                         119,400     2,869,182
                                                                   7,026,306
TRANSPORT-RAIL (2.43%)
 Burlington Northern Santa Fe                          209,400     5,896,704
 CSX                                                   155,500     4,972,890
 Norfolk Southern                                      257,500     5,461,575
 Union Pacific                                          40,800     2,428,416
                                                                  18,759,585
                                          TOTAL COMMON STOCKS    731,935,742
                                                                ------------

                         TOTAL PORTFOLIO INVESTMENTS (94.94%)    731,935,742
CASH AND RECEIVABLES, NET OF LIABILITIES (5.06%)                  38,996,868
                                   TOTAL NET ASSETS (100.00%)   $770,932,610
                                                                --------------
/1/ None-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP BLEND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                 Shares
                                                  Held                Value
------------------------------------------------------------------------------
COMMON STOCKS (94.76%)
AEROSPACE & DEFENSE (0.39%)
 Northrop Grumman                                   700            $    61,565
AEROSPACE & DEFENSE EQUIPMENT (0.80%)
 Goodrich                                         3,950                 55,576
 Lockheed Martin                                  1,400                 70,070
                                                                       125,646
AGRICULTURAL CHEMICALS (0.19%)
 IMC Global                                       3,350                 30,351
APPAREL MANUFACTURERS (0.51%)
 Jones Apparel Group /1/                          2,800                 79,856
APPLICATIONS SOFTWARE (1.13%)
 Compuware /1/                                   11,750                 51,583
 Peregrine Systems /1/                            6,600                  1,848
 Quest Software /1/                               1,650                 17,655
 Siebel Systems /1/                              12,384                107,369
                                                                       178,455
AUDIO & VIDEO PRODUCTS (0.72%)
 Polycom /1/                                     11,450                112,439
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.74%)
 Navistar International /1/                       4,150                115,785
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.70%)
 ArvinMeritor                                     2,650                 41,923
 Lear /1/                                         1,700                 67,558
                                                                       109,481
BEVERAGES-NON-ALCOHOLIC (0.32%)
 Pepsi Bottling Group                             2,450                 50,323
BUILDING-RESIDENTIAL & COMMERCIAL (0.24%)
 Ryland Group                                       700                 37,961
CABLE TV (0.01%)
 Adelphia Communications /1/                      6,300                  1,197
CASINO HOTELS (0.49%)
 Harrah's Entertainment /1/                       1,500                 59,085
 Park Place Entertainment /1/                     2,350                 17,484
                                                                        76,569
CELLULAR TELECOMMUNICATIONS (0.49%)
 AT&T Wireless Services /1/                       4,600                 29,716
 Triton PCS Holdings /1/                         16,454                 46,894
                                                                        76,610
CHEMICALS-DIVERSIFIED (0.75%)
 Hercules /1/                                       200                  2,030
 Lyondell Chemical                                1,000                 14,550
 Olin                                             4,350                 78,822
 Rohm & Haas                                        700                 23,177
                                                                       118,579
CHEMICALS-SPECIALTY (0.37%)
 Eastman Chemical                                 1,500                 45,795
 W.R. Grace /1/                                   4,650                 12,183
                                                                        57,978
COATINGS & PAINT (0.38%)
 RPM                                              4,850                 59,946

                                                 Shares
                                                  Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (5.06%)
 Banknorth Group                                  6,500            $   155,220
 Colonial BancGroup                               4,250                 54,103
 Compass Bancshares                               1,850                 62,382
 Cullen/Frost Bankers                               700                 22,953
 FirstMerit                                       3,400                 69,700
 Greater Bay Bancorp                                200                  3,200
 Hibernia                                         2,850                 51,642
 Mercantile Bankshares                            2,050                 78,597
 National Commerce Financial                      6,600                134,244
 Sky Financial Group                              2,350                 47,376
 Zions Bancorp                                    2,350                115,784
                                                                       795,201
COMMERCIAL SERVICE-FINANCE (1.49%)
 Concord EFS /1/                                 16,900                233,727
COMPUTER SERVICES (3.94%)
 Affiliated Computer Services /1/                 1,950                 93,015
 BISYS Group /1/                                 12,050                203,404
 Ceridian /1/                                     2,100                 29,295
 DST Systems /1/                                  8,500                260,950
 Sungard Data Systems /1/                         1,500                 32,250
                                                                       618,914
COMPUTERS-MEMORY DEVICES (0.48%)
 Veritas Software /1/                             3,450                 75,935
CONSULTING SERVICES (1.51%)
 Accenture /1/                                    7,500                120,150
 BearingPoint /1/                                14,326                117,043
                                                                       237,193
CONTAINERS-PAPER & PLASTIC (1.39%)
 Packaging Corp. of America /1/                     800                 15,048
 Pactiv /1/                                       4,150                 85,158
 Sonoco Products                                  5,400                117,990
                                                                       218,196
COSMETICS & TOILETRIES (0.26%)
 International Flavors & Fragrances               1,300                 41,314
DATA PROCESSING & MANAGEMENT (0.05%)
 CSG Systems International /1/                      800                  8,424
DECISION SUPPORT SOFTWARE (0.11%)
 Wind River Systems /1/                           5,300                 17,543
DISTRIBUTION-WHOLESALE (0.65%)
 Tech Data /1/                                    4,250                102,000
DIVERSIFIED MANUFACTURING OPERATIONS (2.98%)
 Cooper Industries                                2,050                 76,055
 Federal Signal                                   6,800                117,504
 Harsco                                           1,950                 67,216
 Pittston Brink's Group                           5,600                 71,400
 SPX /1/                                          4,050                136,890
                                                                       469,065
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.37%)
 Aramark /1/                                      2,550                 58,548

                                                 Shares
                                                  Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-MARKETING-INFORMATION (0.40%)
 DoubleClick /1/                                  7,400            $    63,640
ELECTRIC PRODUCTS-MISCELLANEOUS (0.23%)
 GrafTech International /1/                       9,100                 36,582
ELECTRIC-INTEGRATED (4.53%)
 Allegheny Energy                                25,950                215,385
 American Electric Power                          2,850                 75,183
 DQE                                              5,200                 70,720
 Edison International /1/                         7,200                105,048
 Energy East                                      4,650                 84,723
 Exelon                                           2,950                156,468
 Progress Energy                                    100                  4,178
                                                                       711,705
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.65%)
 Solectron /1/                                    7,350                 23,447
 Vishay Intertechnology /1/                       6,300                 78,750
                                                                       102,197
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.66%)
 Fairchild Semiconductor International /1/        8,450                100,301
 Intersil Holding /1/                             3,950                 73,075
 Microchip Technology                             3,150                 65,489
 Semtech /1/                                      1,400                 22,260
                                                                       261,125
ELECTRONIC PARTS DISTRIBUTION (1.22%)
 Avnet /1/                                       15,016                191,454
ENTERPRISE SOFTWARE & SERVICE (1.32%)
 BMC Software /1/                                 3,850                 57,442
 Business Objects /1/                             2,050                 44,547
 Legato Systems /1/                                 400                  2,368
 Peoplesoft /1/                                   4,850                 72,895
 Sybase /1/                                       2,400                 30,720
                                                                       207,972
ENTERTAINMENT SOFTWARE (0.41%)
 Activision /1/                                   4,250                 65,025
FIDUCIARY BANKS (2.03%)
 Investors Financial Services                     3,350                 73,063
 Mellon Financial                                 9,300                245,985
                                                                       319,048
FINANCE-AUTO LOANS (0.28%)
 AmeriCredit /1/                                  6,600                 44,814
FINANCE-COMMERCIAL (0.26%)
 CIT Group                                        2,000                 40,740
FINANCE-INVESTMENT BANKER & BROKER (0.64%)
 Lehman Brothers Holdings                         1,600                100,752
FINANCIAL GUARANTEE INSURANCE (2.42%)
 MBIA                                               550                 24,585
 PMI Group                                        4,550                140,231
 Radian Group                                     5,450                216,365
                                                                       381,181
FOOD-MEAT PRODUCTS (0.46%)
 Smithfield Foods /1/                             3,650                 71,540

                                                 Shares
                                                  Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.33%)
 Sara Lee                                         3,050            $    51,179
FOOD-RETAIL (0.30%)
 Kroger /1/                                       3,350                 47,905
GAS-DISTRIBUTION (0.67%)
 KeySpan                                            100                  3,387
 Nicor                                              600                 18,036
 Sempra Energy                                    3,150                 84,546
                                                                       105,969
HEALTH CARE COST CONTAINMENT (1.22%)
 Caremark Rx /1/                                  9,600                191,136
HUMAN RESOURCES (1.01%)
 Manpower                                         3,200                105,216
 Robert Half International /1/                    3,250                 52,910
                                                                       158,126
INDEPENDENT POWER PRODUCER (1.17%)
 Calpine /1/                                     34,400                184,728
INDUSTRIAL GASES (0.19%)
 Air Products & Chemicals                           700                 30,149
INSTRUMENTS-CONTROLS (0.66%)
 Parker Hannifin                                  2,550                103,734
INSTRUMENTS-SCIENTIFIC (0.15%)
 Fisher Scientific International /1/                800                 23,048
INSURANCE BROKERS (0.87%)
 Aon                                              2,450                 54,292
 Arthur J. Gallagher                              3,300                 82,467
                                                                       136,759
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.81%)
 Affiliated Managers Group /1/                    2,450                113,459
 Waddell & Reed Financial                           700                 14,000
                                                                       127,459
LIFE & HEALTH INSURANCE (0.61%)
 Lincoln National                                 1,500                 47,940
 Nationwide Financial Services                    1,700                 47,855
                                                                        95,795
LOTTERY SERVICES (0.70%)
 Gtech Holdings /1/                               3,250                109,428
MACHINERY TOOLS & RELATED PRODUCTS (0.45%)
 Kennametal                                       2,250                 70,853
MACHINERY-FARM (0.40%)
 AGCO /1/                                         3,450                 62,825
MACHINERY-GENERAL INDUSTRY (0.20%)
 Tecumseh Products                                  800                 32,192
MACHINERY-PRINT TRADE (0.15%)
 Imation /1/                                        700                 24,010
MACHINERY-PUMPS (0.08%)
 Flowserve /1/                                      800                 12,352

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (0.95%)
 St. Jude Medical /1/                             2,850            $   149,511
MEDICAL LABORATORY & TESTING SERVICE (0.97%)
 Covance /1/                                      4,550                 80,671
 Laboratory Corp. of America Holdings /1/         2,450                 72,177
                                                                       152,848
MEDICAL STERILIZATION PRODUCT (1.00%)
 Steris /1/                                       6,900                156,630
MEDICAL-BIOMEDICAL/GENE (2.97%)
 Icos /1/                                         5,450                145,787
 Idec Pharmaceuticals /1/                         5,150                168,662
 InterMune /1/                                    5,350                108,766
 Telik /1/                                        3,350                 44,053
                                                                       467,268
MEDICAL-DRUGS (1.25%)
 Cephalon /1/                                     3,350                136,814
 Vertex Pharmaceuticals /1/                       5,000                 60,350
                                                                       197,164
MEDICAL-GENERIC DRUGS (0.55%)
 Barr Laboratories /1/                            1,550                 86,180
MEDICAL-HMO (1.68%)
 Anthem /1/                                       2,750                188,760
 Coventry Health Care /1/                         1,850                 75,517
                                                                       264,277
MEDICAL-HOSPITALS (0.84%)
 LifePoint Hospitals /1/                          1,950                 38,064
 Universal Health Services /1/                    2,450                 94,741
                                                                       132,805
MOTION PICTURES & SERVICES (0.52%)
 Metro-Goldwyn-Mayer /1/                          7,400                 82,510
MULTI-LINE INSURANCE (2.23%)
 Allmerica Financial /1/                          1,250                 19,125
 American Financial Group                         1,200                 26,616
 Hartford Financial Services                      4,750                193,610
 Loews                                              700                 28,889
 Loews                                            2,450                 45,031
 Old Republic International                       1,200                 36,720
                                                                       349,991
MULTIMEDIA (0.31%)
 E.W. Scripps                                       400                 31,700
 Media General                                      300                 16,488
                                                                        48,188
NETWORKING PRODUCTS (0.58%)
 3Com /1/                                        11,391                 59,233
 Extreme Networks /1/                             7,700                 32,571
                                                                        91,804
NON-HAZARDOUS WASTE DISPOSAL (0.48%)
 Allied Waste Industries /1/                      9,050                 75,115
OIL & GAS DRILLING (2.29%)
 Ensco International                              1,400                 35,560
 GlobalSantaFe                                    4,614                 97,632
 Noble /1/                                        5,650                174,867

                                                 Shares
                                                  Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (CONTINUED)
 Pride International /1/                          1,104            $    17,134
 Transocean Sedco Forex /1/                       1,850                 35,243
                                                                       360,436
OIL COMPANY-EXPLORATION & PRODUCTION (1.38%)
 Apache                                             935                 53,529
 Murphy Oil                                         200                  8,330
 XTO Energy                                       7,966                155,337
                                                                       217,196
OIL FIELD MACHINERY & EQUIPMENT (1.52%)
 Cooper Cameron /1/                                 700                 33,502
 FMC Technologies /1/                             5,700                107,274
 Smith International /1/                          1,400                 49,784
 Weatherford International /1/                    1,200                 48,276
                                                                       238,836
OIL REFINING & MARKETING (0.43%)
 Valero Energy                                    1,850                 67,988
OIL-FIELD SERVICES (1.00%)
 Schlumberger                                     2,350                 98,535
 Varco International /1/                          3,350                 58,927
                                                                       157,462
PAPER & RELATED PRODUCTS (0.56%)
 Bowater                                          2,250                 87,593
PHARMACY SERVICES (0.56%)
 Express Scripts /1/                              1,500                 88,440
PIPELINES (1.56%)
 Equitable Resources                              3,450                132,549
 Kinder Morgan Management /1/                     1,728                 59,266
 Williams                                         7,800                 54,210
                                                                       246,025
POULTRY (0.22%)
 Tyson Foods                                      3,535                 34,042
PROPERTY & CASUALTY INSURANCE (0.28%)
 Ohio Casualty /1/                                3,550                 44,464
PUBLISHING-PERIODICALS (0.23%)
 Readers Digest Association                       2,950                 35,400
RADIO (0.74%)
 Westwood One /1/                                 3,350                116,915
RECREATIONAL CENTERS (0.82%)
 Bally Total Fitness Holding /1/                 20,306                128,943
REGIONAL BANKS (0.98%)
 Comerica                                         3,550                154,460
REINSURANCE (1.29%)
 Everest Re Group                                 1,500                104,475
 Platinum Underwriters Holdings                   3,700                 97,865
                                                                       202,340
RENTAL-AUTO & EQUIPMENT (0.55%)
 United Rentals /1/                               8,350                 86,005

                                                 Shares
                                                  Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (0.52%)
 Foot Locker                                      7,400            $    81,400
RETAIL-ARTS & CRAFTS (0.37%)
 Michaels Stores /1/                              1,850                 57,794
RETAIL-BEDDING (0.38%)
 Linens 'N Things /1/                             2,800                 59,332
RETAIL-BOOKSTORE (1.04%)
 Barnes & Noble /1/                               3,750                 73,875
 Borders Group /1/                                5,600                 89,600
                                                                       163,475
RETAIL-COMPUTER EQUIPMENT (0.33%)
 CDW Computer Centers /1/                         1,200                 51,168
RETAIL-DISCOUNT (1.16%)
 BJ's Wholesale Club /1/                          1,700                 24,004
 Dollar Tree Stores /1/                           6,200                157,790
                                                                       181,794
RETAIL-HOME FURNISHINGS (0.15%)
 Pier 1 Imports                                   1,250                 23,200
RETAIL-MAIL ORDER (0.21%)
 Williams-Sonoma /1/                              1,300                 33,644
RETAIL-REGIONAL DEPARTMENT STORE (1.27%)
 Federated Department Stores /1/                  2,550                 78,081
 Kohls /1/                                        2,150                122,120
                                                                       200,201
RETAIL-RESTAURANTS (0.70%)
 CBRL Group                                       1,950                 62,166
 Darden Restaurants                               2,750                 48,152
                                                                       110,318
SAVINGS & LOANS-THRIFTS (0.89%)
 Charter One Financial                            3,571                103,738
 Independence Community Bank                      1,400                 36,610
                                                                       140,348
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.86%)
 Cypress Semiconductor /1/                        5,100                 44,472
 Integrated Device Technology /1/                 8,800                 90,904
                                                                       135,376
SEMICONDUCTOR EQUIPMENT (0.15%)
 Lam Research /1/                                 1,600                 23,248
STEEL-PRODUCERS (0.07%)
 AK Steel Holding /1/                             3,800                 11,096
TELEPHONE-INTEGRATED (0.40%)
 Broadwing /1/                                    2,450                 11,344
 Sprint PCS /1/                                  14,550                 50,925
                                                                        62,269
THERAPEUTICS (2.82%)
 Gilead Sciences /1/                              4,650                214,551
 Medicines /1/                                    5,400                110,970
 Trimeris /1/                                     2,650                117,633
                                                                       443,154
                                                 Shares
                                                  Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (0.14%)
 RJ Reynolds Tobacco Holdings                       800            $    22,536
TOYS (0.43%)
 Hasbro                                           4,250                 68,000
TRANSPORT-AIR FREIGHT (0.36%)
 CNF                                              1,850                 56,129
TRANSPORT-EQUIPMENT & LEASING (0.32%)
 Gatx                                             2,650                 49,926
TRANSPORT-TRUCK (0.23%)
 Swift Transportation /1/                         1,000                 18,120
 Yellow /1/                                         700                 18,690
                                                                        36,810
WIRELESS EQUIPMENT (0.22%)
 Powerwave Technologies /1/                       2,750                 11,055
 RF Micro Devices /1/                             4,900                 23,275
                                                                        34,330
                                   TOTAL COMMON STOCKS              14,900,607
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (94.76%)              14,900,607
CASH AND RECEIVABLES, NET OF LIABILITIES (5.24%)                       824,579
                            TOTAL NET ASSETS (100.00%)             $15,725,186
                                                                   -------------
/1/ Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP GROWTH FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (94.63%)
ADVERTISING AGENCIES (0.69%)
 Interpublic Group                                4,680            $   53,352
ADVERTISING SALES (0.51%)
 Lamar Advertising /1/                            1,090                39,153
ADVERTISING SERVICES (0.76%)
 Getty Images /1/                                 1,740                58,899
APPAREL MANUFACTURERS (0.76%)
 Coach /1/                                        1,350                58,738
APPLICATIONS SOFTWARE (0.71%)
 Mercury Interactive /1/                          1,620                54,983
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.84%)
 Navistar International /1/                       2,310                64,449
BEVERAGES-NON-ALCOHOLIC (0.92%)
 Coca-Cola Enterprises                            3,660                71,333
BUILDING PRODUCTS-AIR & HEATING (0.60%)
 American Standard /1/                              650                46,274
BUILDING-MAINTENANCE & SERVICE (0.83%)
 Ecolab                                           1,250                63,862
CABLE TV (0.42%)
 Cablevision Systems /1/                          1,460                32,733
CASINO SERVICES (0.76%)
 International Game Technology /1/                  680                58,684
CELLULAR TELECOMMUNICATIONS (0.76%)
 Nextel Communications /1/                        3,960                58,568
CHEMICALS-SPECIALTY (0.41%)
 Cabot Microelectronics /1/                         740                31,983
CIRCUIT BOARDS (0.41%)
 Jabil Circuit /1/                                1,700                31,790
COMMERCIAL BANKS (0.54%)
 Commerce Bancorp.                                1,030                41,890
COMMERCIAL SERVICES (1.42%)
 Alliance Data Systems /1/                        1,590                33,390
 Corporate Executive Board /1/                      910                37,301
 Weight Watchers International /1/                  820                38,523
                                                                      109,214
COMPUTER GRAPHICS (0.85%)
 Pixar /1/                                        1,130                65,981
COMPUTER SERVICES (2.19%)
 Affiliated Computer Services /1/                 1,110                52,947
 BISYS Group /1/                                  2,750                46,420
 Sungard Data Systems /1/                         3,230                69,445
                                                                      168,812
COMPUTERS-MEMORY DEVICES (1.48%)
 Veritas Software /1/                             5,200               114,452
COMPUTERS-PERIPHERAL EQUIPMENT (1.31%)
 Electronics for Imaging /1/                      1,400                26,880

                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (CONTINUED)
 Lexmark International /1/                        1,000            $   74,510
                                                                      101,390
CONSULTING SERVICES (0.36%)
 FTI Consulting /1/                                 610                27,603
CONTAINERS-METAL & GLASS (0.46%)
 Ball                                               630                35,381
DATA PROCESSING & MANAGEMENT (0.82%)
 Fiserv /1/                                       2,150                63,296
DENTAL SUPPLIES & EQUIPMENT (0.74%)
 Dentsply International                           1,535                57,486
DIAGNOSTIC EQUIPMENT (0.47%)
 Cytyc /1/                                        2,720                35,904
DISTRIBUTION-WHOLESALE (0.38%)
 Fastenal                                           840                29,056
DIVERSIFIED MANUFACTURING OPERATIONS (0.72%)
 Danaher                                            810                55,874
E-COMMERCE-PRODUCTS (1.01%)
 Amazon.com /1/                                   2,710                77,696
E-MARKETING-INFORMATION (0.53%)
 DoubleClick /1/                                  4,770                41,022
ELECTRIC PRODUCTS-MISCELLANEOUS (0.58%)
 Molex                                            1,910                44,579
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.83%)
 Sanmina /1/                                     13,380                64,224
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.50%)
 Applied Micro Circuits /1/                       2,690                12,051
 Cree /1/                                         2,070                41,297
 Fairchild Semiconductor International /1/        4,120                48,904
 Micron Technology /1/                            5,410                45,985
 National Semiconductor /1/                       2,750                51,507
 PMC - Sierra /1/                                 7,060                58,245
 QLogic /1/                                       1,240                54,548
 Silicon Laboratories /1/                         1,220                34,709
                                                                      347,246
ELECTRONIC FORMS (1.26%)
 Adobe Systems                                    2,810                97,114
ENTERPRISE SOFTWARE & SERVICE (1.04%)
 BEA Systems /1/                                  7,500                80,325
ENTERTAINMENT SOFTWARE (1.35%)
 Electronic Arts /1/                              1,760               104,315
FIDUCIARY BANKS (0.44%)
 Investors Financial Services                     1,570                34,242
FINANCE-CREDIT CARD (0.87%)
 Providian Financial /1/                          9,130                67,288
FINANCE-INVESTMENT BANKER & BROKER (2.09%)
 Bear Stearns                                     1,010                67,508

                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Legg Mason                                       1,730            $   93,939
                                                                      161,447
FOOD-CONFECTIONERY (0.68%)
 Hershey Foods                                      800                52,200
FOOD-RETAIL (0.90%)
 Whole Foods Market /1/                           1,170                69,451
FOOD-WHOLESALE & DISTRIBUTION (0.50%)
 Performance Food Group /1/                       1,100                38,588
HEALTH CARE COST CONTAINMENT (0.98%)
 Caremark Rx /1/                                  3,810                75,857
HOTELS & MOTELS (0.92%)
 Starwood Hotels & Resorts Worldwide              2,660                71,394
HUMAN RESOURCES (1.09%)
 Manpower                                         2,570                84,502
INTERNET SECURITY (1.45%)
 VeriSign /1/                                     8,980               111,532
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.17%)
 Affiliated Managers Group /1/                    1,240                57,424
 Neuberger Berman                                 1,060                32,542
                                                                       89,966
LASERS-SYSTEMS & COMPONENTS (0.65%)
 Cymer /1/                                        1,750                49,963
LOTTERY SERVICES (0.61%)
 Gtech Holdings /1/                               1,400                47,138
MEDICAL INSTRUMENTS (2.12%)
 Biomet                                           1,630                49,650
 St. Jude Medical /1/                             2,170               113,838
                                                                      163,488
MEDICAL PRODUCTS (2.27%)
 Henry Schein /1/                                 1,220                52,643
 Varian Medical Systems /1/                       1,260                67,864
 Zimmer Holdings /1/                              1,160                54,404
                                                                      174,911
MEDICAL STERILIZATION PRODUCT (0.30%)
 Steris /1/                                       1,030                23,381
MEDICAL-BIOMEDICAL/GENE (0.59%)
 Idec Pharmaceuticals /1/                         1,390                45,523
MEDICAL-DRUGS (5.61%)
 Allergan                                         1,430               100,457
 Cephalon /1/                                       920                37,573
 King Pharmaceuticals /1/                         3,250                40,983
 Medicis Pharmaceutical /1/                       1,700                97,988
 Medimmune /1/                                    4,435               156,422
                                                                      433,423
MEDICAL-GENERIC DRUGS (0.67%)
 Pharmaceutical Resources /1/                     1,170                51,421
MEDICAL-HMO (4.28%)
 Anthem /1/                                       2,120               145,517
                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
 Mid Atlantic Medical Services /1/                1,540            $   67,067
 Wellpoint Health Networks /1/                    1,550               117,707
                                                                      330,291
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.83%)
 AmerisourceBergen                                1,110                64,213
METAL-COPPER (0.40%)
 Phelps Dodge /1/                                   990                30,878
NETWORKING PRODUCTS (2.18%)
 Emulex /1/                                       1,730                35,448
 Juniper Networks /1/                             6,760                69,087
 Network Appliance /1/                            4,780                63,478
                                                                      168,013
OIL & GAS DRILLING (1.02%)
 Ensco International                              1,110                28,194
 Patterson-UTI Energy /1/                         1,530                50,628
                                                                       78,822
OIL COMPANY-EXPLORATION & PRODUCTION (1.05%)
 Pogo Producing                                     910                36,036
 XTO Energy                                       2,310                45,045
                                                                       81,081
OIL-FIELD SERVICES (1.45%)
 BJ Services /1/                                  1,910                69,734
 Halliburton                                      1,970                42,178
                                                                      111,912
PIPELINES (1.16%)
 Kinder Morgan                                    1,270                59,715
 Williams                                         4,320                30,024
                                                                       89,739
RADIO (0.88%)
 Westwood One /1/                                 1,940                67,706
REINSURANCE (0.50%)
 Endurance Specialty Holdings                     1,390                38,225
RETAIL-APPAREL & SHOE (1.47%)
 Abercrombie & Fitch /1/                          1,780                58,526
 Chico's FAS /1/                                  2,270                55,252
                                                                      113,778
RETAIL-BEDDING (0.98%)
 Bed Bath & Beyond /1/                            1,920                75,859
RETAIL-COMPUTER EQUIPMENT (0.92%)
 CDW Computer Centers /1/                         1,670                71,209
RETAIL-CONSUMER ELECTRONICS (0.48%)
 Best Buy /1/                                     1,080                37,346
RETAIL-JEWELRY (0.93%)
 Tiffany                                          2,580                71,569
RETAIL-OFFICE SUPPLIES (0.66%)
 Staples /1/                                      2,680                51,027
RETAIL-RESTAURANTS (3.09%)
 Cheesecake Factory /1/                           1,760                55,599
 Darden Restaurants                               2,630                46,051

                                                 Shares
                                                  Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
 Panera Bread /1/                                 1,440            $   49,003
 Starbucks /1/                                    3,730                87,618
                                                                      238,271
SAVINGS & LOANS-THRIFTS (0.58%)
 Sovereign Bancorp                                2,910                44,960
SCHOOLS (0.77%)
 Apollo Group /1/                                 1,095                59,348
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.79%)
 Cypress Semiconductor /1/                        6,990                60,953
SEMICONDUCTOR EQUIPMENT (3.36%)
 Kla-Tencor /1/                                   1,970                80,770
 Lam Research /1/                                 4,430                64,368
 Novellus Systems /1/                             2,980                83,559
 Teradyne /1/                                     2,640                30,624
                                                                      259,321
TELECOMMUNICATION EQUIPMENT (1.16%)
 Comverse Technology /1/                          3,640                47,575
 Nortel Networks /1/                             16,260                41,951
                                                                       89,526
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.81%)
 Corning /1/                                     13,580                73,604
 JDS Uniphase /1/                                20,380                65,827
                                                                      139,431
TELECOMMUNICATION SERVICES (0.58%)
 Citizens Communications /1/                      4,130                45,141
TELEVISION (1.21%)
 Univision Communications /1/                     3,090                93,565
THERAPEUTICS (3.99%)
 Gilead Sciences /1/                              3,530               162,874
 Neurocrine Biosciences /1/                       1,710                77,377
 Trimeris /1/                                     1,520                67,473
                                                                      307,724
TOYS (0.47%)
 LeapFrog Enterprises /1/                         1,360                36,312
TRANSPORT-SERVICES (0.39%)
 Expeditors International Washington I              820                29,814
WEB PORTALS (1.11%)
 Yahoo /1/                                        3,460                85,739
                                   TOTAL COMMON STOCKS              7,305,149
                                                                   ----------

                  TOTAL PORTFOLIO INVESTMENTS (94.63%)              7,305,149
CASH AND RECEIVABLES, NET OF LIABILITIES (5.37%)                      414,218
                            TOTAL NET ASSETS (100.00%)             $7,719,367
                                                                   ------------
/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------
COMMON STOCKS (92.75%)
APPAREL MANUFACTURERS (1.63%)
 Liz Claiborne                                    32,500            $ 1,057,225
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.91%)
 Lear /1/                                         31,200              1,239,888
BEVERAGES-WINE & SPIRITS (1.95%)
 Constellation Brands /1/                         47,100              1,262,751
BUILDING PRODUCTS-AIR & HEATING (1.59%)
 American Standard /1/                            14,500              1,032,255
COMMERCIAL BANKS (5.30%)
 City National                                    14,500                596,965
 North Fork Bancorp.                              33,600              1,087,296
 SouthTrust                                       26,500                711,817
 TCF Financial                                    26,200              1,037,520
                                                                      3,433,598
CONSULTING SERVICES (1.56%)
 BearingPoint /1/                                124,100              1,013,897
DIALYSIS CENTERS (1.75%)
 DaVita /1/                                       55,000              1,134,100
DISTRIBUTION-WHOLESALE (0.89%)
 Tech Data /1/                                    24,000                576,000
DIVERSIFIED MANUFACTURING OPERATIONS (1.78%)
 SPX /1/                                          34,100              1,152,580
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (1.84%)
 Viad                                             59,500              1,196,545
ELECTRIC-INTEGRATED (4.62%)
 Energy East                                      19,200                349,824
 Entergy                                           6,200                288,982
 Exelon                                           17,100                906,984
 FPL Group                                         4,800                292,176
 Pepco Holdings                                   35,200                604,736
 PPL                                              15,300                553,860
                                                                      2,996,562
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.14%)
 Vishay Intertechnology /1/                       59,200                740,000
ENTERPRISE SOFTWARE & SERVICE (1.77%)
 Computer Associates International                70,800              1,149,792
FINANCE-COMMERCIAL (1.15%)
 CIT Group                                        36,600                745,542
FINANCE-MORTGAGE LOAN/BANKER (0.59%)
 Doral Financial                                   9,500                380,095
FINANCIAL GUARANTEE INSURANCE (5.57%)
 Ambac Financial Group                            20,300              1,184,505
 PMI Group                                        33,500              1,032,470
 Radian Group                                     35,200              1,397,440
                                                                      3,614,415
FOOD-CANNED (0.39%)
 Del Monte Foods /1/                              31,500                250,425

                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-DAIRY PRODUCTS (0.45%)
 Dean Foods /1/                                    6,700             $  291,651
HUMAN RESOURCES (2.68%)
 Manpower                                         52,800              1,736,064
INSTRUMENTS-CONTROLS (1.68%)
 Johnson Controls                                  5,400                444,096
 Mettler Toledo International /1/                 18,200                646,100
                                                                      1,090,196
INTERNET FINANCIAL SERVICES (1.70%)
 IndyMac Bancorp                                  49,400              1,100,632
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.88%)
 Federated Investors                              20,900                570,361
LEISURE & RECREATION PRODUCTS (1.22%)
 Brunswick                                        36,200                790,246
MEDICAL LABORATORY & TESTING SERVICE (3.39%)
 Laboratory Corp. of America Holdings /1/         37,800              1,113,588
 Quest Diagnostics /1/                            18,200              1,087,450
                                                                      2,201,038
MEDICAL-HMO (2.68%)
 Anthem /1/                                       16,000              1,098,240
 WellChoice /1/                                   29,900                636,870
                                                                      1,735,110
MEDICAL-HOSPITALS (3.37%)
 Tenet Healthcare /1/                             35,400                525,336
 Triad Hospitals /1/                              37,200                818,772
 Universal Health Services /1/                    21,800                843,006
                                                                      2,187,114
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.55%)
 Lincare Holdings /1/                             33,100              1,005,247
MULTI-LINE INSURANCE (3.51%)
 Loews                                            26,200              1,081,274
 PartnerRe                                        22,300              1,193,050
                                                                      2,274,324
OFFICE AUTOMATION & EQUIPMENT (0.23%)
 Pitney Bowes                                      4,300                150,973
OIL COMPANY-EXPLORATION & PRODUCTION (5.29%)
 Apache                                            6,289                360,045
 Devon Energy                                     14,738                696,389
 Pioneer Natural Resources /1/                    30,900                739,128
 Talisman Energy                                  19,700                785,833
 XTO Energy                                       43,433                846,944
                                                                      3,428,339
OIL REFINING & MARKETING (1.73%)
 Sunoco                                           30,100              1,120,021
PHARMACY SERVICES (2.03%)
 Omnicare                                         49,700              1,318,044
PIPELINES (0.83%)
 Equitable Resources                              14,000                537,880

                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (1.83%)
 XL Capital                                       14,400            $ 1,185,120
REGIONAL BANKS (1.33%)
 Comerica                                         19,900                865,849
REINSURANCE (1.92%)
 RenaissanceRe Holdings                           28,100              1,244,549
RETAIL-APPAREL & SHOE (3.30%)
 Foot Locker                                     114,700              1,261,700
 Payless Shoesource /1/                           55,200                875,472
                                                                      2,137,172
RETAIL-AUTOMOBILE (1.63%)
 Autonation /1/                                   76,300              1,056,755
RETAIL-HAIR SALONS (0.36%)
 Regis                                             8,300                235,139
RETAIL-HOME FURNISHINGS (1.23%)
 Pier 1 Imports                                   42,900                796,224
RETAIL-MAJOR DEPARTMENT STORE (0.83%)
 May Department Stores                            25,000                540,500
RETAIL-OFFICE SUPPLIES (1.70%)
 Office Depot /1/                                 87,100              1,102,686
RETAIL-RESTAURANTS (1.12%)
 Brinker International /1/                        22,800                723,900
SAVINGS & LOANS-THRIFTS (2.87%)
 Charter One Financial                            33,800                981,890
 Greenpoint Financial                             18,400                878,784
                                                                      1,860,674
TEXTILE-HOME FURNISHINGS (1.91%)
 Mohawk Industries /1/                            22,300              1,236,981
TRANSPORT-MARINE (1.64%)
 Teekay Shipping                                  28,100              1,066,395
TRANSPORT-RAIL (2.43%)
 Canadian National Railway                        16,200                787,806
 CSX                                              24,700                789,906
                                                                      1,577,712
                                    TOTAL COMMON STOCKS              60,142,566
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (92.75%)              60,142,566
CASH AND RECEIVABLES, NET OF LIABILITIES (7.25%)                      4,698,264
                             TOTAL NET ASSETS (100.00%)             $64,840,830
                                                                    ------------
/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP BLEND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                Shares
                                                 Held               Value
--------------------------------------------------------------------------------

COMMON STOCKS (99.42%)
AEROSPACE & DEFENSE (0.34%)
 Esterline Technologies /1/                        600            $   10,650
AEROSPACE & DEFENSE EQUIPMENT (1.91%)
 Alliant Techsystems /1/                           500                26,860
 Curtiss-Wright                                    375                22,594
 Kaman                                           1,000                10,010
                                                                      59,464
AIRLINES (0.36%)
 Mesa Air Group /1/                              2,100                11,298
APPAREL MANUFACTURERS (1.16%)
 Quiksilver /1/                                    525                17,115
 Russell                                         1,000                19,120
                                                                      36,235
APPLICATIONS SOFTWARE (1.56%)
 Actuate /1/                                     4,500                 8,190
 MRO Software /1/                                  875                 7,499
 Pinnacle Systems /1/                            1,500                14,175
 Progress Software /1/                             525                10,232
 Serena Software /1/                               550                 8,668
                                                                      48,764
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.32%)
 Collins & Aikman /1/                            2,400                10,008
BUILDING PRODUCTS-AIR & HEATING (0.36%)
 Lennox International                              750                11,145
BUILDING PRODUCTS-WOOD (0.45%)
 Universal Forest Products                         800                14,080
BUILDING-RESIDENTIAL & COMMERCIAL (3.12%)
 Dominion Homes /1/                                600                10,320
 MDC Holdings                                      300                13,830
 NVR /1/                                           100                35,775
 Ryland Group                                      300                16,269
 Standard-Pacific                                  700                21,175
                                                                      97,369
CASINO HOTELS (0.46%)
 Aztar /1/                                       1,000                14,240
CASINO SERVICES (0.51%)
 Shuffle Master /1/                                700                16,030
CHEMICALS-DIVERSIFIED (0.43%)
 Georgia Gulf                                      600                13,560
CHEMICALS-FIBERS (0.48%)
 Wellman                                         1,300                14,872
CHEMICALS-PLASTICS (0.52%)
 A. Schulman                                     1,000                16,359
CHEMICALS-SPECIALTY (0.35%)
 Crompton                                        1,700                10,914
COATINGS & PAINT (0.42%)
 RPM                                             1,050                12,978
COMMERCIAL BANKS (5.86%)
 Allegiant Bancorp                                 600                10,326

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Chemical Financial                                288            $    8,482
 Community Bank System                             425                14,726
 Cullen/Frost Bankers                              650                21,313
 First Bancorp.                                    250                 7,718
 First Midwest Bancorp                             675                18,691
 Hancock Holding                                   200                 9,050
 Hudson United Bancorp                             350                11,669
 Irwin Financial                                 1,000                23,700
 South Financial Group                             950                23,275
 Sterling Bancshares                               725                 8,632
 Susquehanna Bancshares                            475                10,806
 Trustco Bank                                    1,400                14,602
                                                                     182,990
COMMUNICATIONS SOFTWARE (0.35%)
 Avid Technology /1/                               400                10,988
COMPUTER AIDED DESIGN (0.25%)
 Ansys /1/                                         300                 7,935
COMPUTER DATA SECURITY (0.40%)
 Rainbow Technologies /1/                        1,400                12,544
COMPUTER SERVICES (1.03%)
 CACI International /1/                            400                13,972
 Factset Research Systems                          525                18,270
                                                                      32,242
COMPUTERS-INTEGRATED SYSTEMS (0.73%)
 Radisys /1/                                     1,500                12,690
 Systems & Computer Technology /1/               1,400                10,038
                                                                      22,728
COMPUTERS-MEMORY DEVICES (1.07%)
 Hutchison Technology /1/                          700                16,548
 Sandisk /1/                                       700                16,940
                                                                      33,488
CONSULTING SERVICES (0.93%)
 Charles River Associates /1/                      650                14,066
 Gartner /1/                                     1,900                15,086
                                                                      29,152
CONSUMER PRODUCTS-MISCELLANEOUS (1.83%)
 Playtex Products /1/                            1,675                12,311
 Russ Berrie                                       500                16,440
 Scotts /1/                                        500                28,475
                                                                      57,226
DATA PROCESSING & MANAGEMENT (0.36%)
 American Management Systems /1/                   900                11,070
DENTAL SUPPLIES & EQUIPMENT (0.52%)
 Sybron Dental Specialties /1/                     800                16,280
DIAGNOSTIC KITS (0.81%)
 Biosite Diagnostics /1/                           200                 8,536
 Diagnostic Products                               425                16,787
                                                                      25,323
DISPOSABLE MEDICAL PRODUCTS (0.41%)
 ICU Medical /1/                                   400                12,712

                                                Shares
                                                 Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (0.89%)
 Bell Microproducts /1/                          1,100            $    5,038
 Building Material Holding                         600                 7,446
 Hughes Supply                                     550                15,438
                                                                      27,922
DIVERSIFIED MANUFACTURING OPERATIONS (1.45%)
 A.O. Smith                                        600                17,892
 Harsco                                            375                12,926
 Tredegar                                        1,125                14,468
                                                                      45,286
ELECTRIC-INTEGRATED (0.96%)
 Avista                                            600                 7,098
 Cleco                                             800                12,000
 Unisource Energy                                  600                10,698
                                                                      29,796
ELECTRICAL COMPONENTS & EQUIPMENT (0.45%)
 Power-One /1/                                   2,400                14,040
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.92%)
 Manufacturers Services                          2,525                 9,721
 Methode Electronics                             1,800                18,900
                                                                      28,621
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.08%)
 Omnivision Technologies /1/                       550                13,354
 Pioneer Standard Electronics                    1,200                11,628
 Skyworks Solutions /1/                          1,600                 8,560
                                                                      33,542
ELECTRONIC MEASUREMENT INSTRUMENTS (1.66%)
 Flir Systems /1/                                  300                15,624
 Keithley Instruments                              900                10,980
 Trimble Navigation /1/                          1,000                25,250
                                                                      51,854
ELECTRONICS-MILITARY (0.47%)
 Engineered Support Systems                        425                14,760
ENGINES-INTERNAL COMBUSTION (0.69%)
 Briggs & Stratton                                 475                21,441
ENTERTAINMENT SOFTWARE (0.51%)
 Take-Two Interactive Software /1/                 700                15,750
FILTRATION & SEPARATION PRODUCTS (0.36%)
 Clarcor                                           300                11,223
FINANCE-MORTGAGE LOAN/BANKER (0.47%)
 New Century Financial                             400                14,732
FINANCIAL GUARANTEE INSURANCE (0.42%)
 PMI Group                                         425                13,099
FOOD-BAKING (0.32%)
 Tasty Baking                                    1,100                 9,845
FOOD-MISCELLANEOUS/DIVERSIFIED (0.65%)
 Corn Products International                       675                20,169
FOOTWEAR & RELATED APPAREL (0.67%)
 Wolverine World Wide                            1,125                20,745

                                                Shares
                                                 Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FUNERAL SERVICE & RELATED ITEMS (0.33%)
 Service Corp. International /1/                 3,000            $   10,140
GAS-DISTRIBUTION (2.68%)
 AGL Resources                                     425                10,935
 Energen                                           725                23,780
 New Jersey Resources                              300                10,275
 ONEOK                                             775                14,702
 Peoples Energy                                    300                11,655
 Southwestern Energy /1/                           925                12,312
                                                                      83,659
HAZARDOUS WASTE DISPOSAL (0.35%)
 Stericycle /1/                                    275                10,805
HOME FURNISHINGS (0.39%)
 Bassett Furniture Industries                    1,000                12,290
HUMAN RESOURCES (0.33%)
 Labor Ready /1/                                 1,600                10,320
IDENTIFICATION SYSTEM-DEVELOPMENT (0.33%)
 Paxar /1/                                       1,000                10,330
INDEPENDENT POWER PRODUCER (0.53%)
 Calpine /1/                                     3,100                16,647
INDUSTRIAL AUTOMATION & ROBOTS (0.49%)
 Cognex /1/                                        700                15,323
INSTRUMENTS-CONTROLS (0.28%)
 X-Rite                                            850                 8,662
INSTRUMENTS-SCIENTIFIC (0.86%)
 FEI /1/                                           500                 9,145
 Fisher Scientific International /1/               400                11,524
 Meade Instruments /1/                           2,300                 6,141
                                                                      26,810
INSURANCE BROKERS (0.74%)
 Hilb, Rogal & Hamilton                            650                23,107
INTERNET APPLICATION SOFTWARE (0.37%)
 Verity /1/                                        700                11,571
INTERNET FINANCIAL SERVICES (0.43%)
 LendingTree /1/                                   950                13,462
INVESTMENT COMPANIES (0.23%)
 American Capital Strategies                       300                 7,278
LASERS-SYSTEMS & COMPONENTS (0.59%)
 Coherent /1/                                      800                18,400
LIFE & HEALTH INSURANCE (0.67%)
 Presidential Life                               1,500                12,120
 Scottish Annuity & Life Holdings                  500                 8,850
                                                                      20,970
LINEN SUPPLY & RELATED ITEMS (0.64%)
 Angelica                                          700                11,753
 UniFirst                                          500                 8,225
                                                                      19,978
                                                Shares
                                                 Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.84%)
 JLG Industries                                  1,800            $    9,792
 Terex /1/                                       1,000                16,550
                                                                      26,342
MACHINERY-GENERAL INDUSTRY (0.27%)
 Manitowoc                                         450                 8,370
MACHINERY-PRINT TRADE (0.43%)
 Zebra Technologies /1/                            200                13,334
MACHINERY-PUMPS (0.30%)
 Graco                                             300                 9,210
MEDICAL INFORMATION SYSTEM (0.89%)
 Cerner /1/                                        625                12,487
 NDCHealth                                         800                15,400
                                                                      27,887
MEDICAL INSTRUMENTS (1.41%)
 Conmed /1/                                      1,000                17,420
 SurModics /1/                                     425                15,444
 Techne /1/                                        500                11,105
                                                                      43,969
MEDICAL PRODUCTS (1.20%)
 PolyMedica                                        325                12,106
 PSS World Medical /1/                           1,500                 9,015
 Viasys Healthcare /1/                           1,000                16,200
                                                                      37,321
MEDICAL-BIOMEDICAL/GENE (2.38%)
 Bio-Rad Laboratories /1/                          400                18,700
 Bio-Technology General /1/                      3,400                11,764
 Cambrex                                           450                 7,830
 Enzo Biochem /1/                                  700                10,479
 Integra LifeSciences Holdings /1/                 300                 8,007
 Serologicals /1/                                1,900                17,537
                                                                      74,317
MEDICAL-DRUGS (2.14%)
 American Pharmaceutical Partners /1/              600                14,010
 Cephalon /1/                                      550                22,462
 KOS Pharmaceuticals /1/                           425                 8,670
 Medicis Pharmaceutical /1/                        375                21,615
                                                                      66,757
MEDICAL-HMO (1.13%)
 Amerigroup /1/                                    475                13,832
 Sierra Health Services /1/                      1,300                21,580
                                                                      35,412
MEDICAL-HOSPITALS (0.20%)
 Curative Health Services /1/                      500                 6,250
METAL PROCESSORS & FABRICATION (2.48%)
 Kaydon                                            625                13,937
 Mueller Industries /1/                            375                 9,581
 Quanex                                            475                13,661
 Timken                                          1,500                26,550
 Worthington Industries                          1,025                13,766
                                                                      77,495
                                                Shares
                                                 Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-ALUMINUM (0.39%)
 Century Aluminum /1/                            1,825            $   12,136
MISCELLANEOUS INVESTING (1.52%)
 Brandywine Realty Trust                           525                11,707
 Crown American Realty Trust                     1,700                17,374
 Glenborough Realty Trust                          575                 9,534
 Mission West Properties                           900                 8,874
                                                                      47,489
NETWORKING PRODUCTS (0.42%)
 Aeroflex /1/                                    1,200                 6,456
 Foundry Networks /1/                              600                 6,528
                                                                      12,984
NON-HAZARDOUS WASTE DISPOSAL (0.32%)
 Waste Connections /1/                             300                10,092
NON-HOTEL GAMBLING (0.45%)
 Isle of Capri Casinos /1/                       1,075                13,878
OFFICE AUTOMATION & EQUIPMENT (0.35%)
 Ikon Office Solutions                           1,400                10,864
OFFICE SUPPLIES & FORMS (0.78%)
 John H. Harland                                   550                13,172
 Standard Register                                 650                11,232
                                                                      24,404
OIL COMPANY-EXPLORATION & PRODUCTION (3.80%)
 Cimarex Energy /1/                                850                16,745
 Evergreen Resources /1/                           300                14,265
 Houston Exploration /1/                           550                15,383
 Newfield Exploration /1/                          500                17,195
 Patina Oil & Gas                                  625                21,581
 Pogo Producing                                    300                11,880
 St. Mary Land & Exploration                       500                12,810
 Stone Energy /1/                                  250                 8,783
                                                                     118,642
OIL-FIELD SERVICES (0.59%)
 Cal Dive International /1/                        575                 9,258
 Oceaneering International /1/                     400                 9,024
                                                                      18,282
PAPER & RELATED PRODUCTS (0.77%)
 Chesapeake                                        700                12,572
 Louisiana-Pacific /1/                           1,400                11,312
                                                                      23,884
PHARMACY SERVICES (0.33%)
 Accredo Health /1/                                700                10,339
PHYSICIAN PRACTICE MANAGEMENT (0.28%)
 US Oncology /1/                                 1,200                 8,616
PROPERTY & CASUALTY INSURANCE (1.33%)
 First American                                    400                10,600
 PMA Capital                                     1,800                15,372
 Zenith National Insurance                         600                15,450
                                                                      41,422
PUBLISHING-NEWSPAPERS (0.43%)
 Lee Enterprises                                   375                13,451

                                                Shares
                                                 Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (0.40%)
 Cox Radio /1/                                     550            $   12,546
RECREATIONAL VEHICLES (1.67%)
 Polaris Industries                                550                29,078
 Thor Industries                                   725                23,186
                                                                      52,264
REINSURANCE (0.45%)
 Everest Re Group                                  200                13,930
RESEARCH & DEVELOPMENT (0.50%)
 Pharmaceutical Product Development /1/            600                15,702
RESPIRATORY PRODUCTS (0.52%)
 Respironics /1/                                   425                16,329
RETAIL-APPAREL & SHOE (3.51%)
 AnnTaylor Stores /1/                              825                19,519
 Burlington Coat Factory Warehouse                 950                16,863
 Chico's FAS /1/                                   800                19,472
 Christopher & Banks /1/                           625                15,725
 Footstar /1/                                    1,525                14,106
 Men's Wearhouse /1/                               725                12,071
 Mothers Work /1/                                  475                11,918
                                                                     109,674
RETAIL-ARTS & CRAFTS (0.40%)
 A.C. Moore Arts & Crafts                          725                12,492
RETAIL-AUTOMOBILE (0.44%)
 Sonic Automotive /1/                              800                13,800
RETAIL-DISCOUNT (1.01%)
 BJ's Wholesale Club /1/                         1,000                14,120
 Tuesday Morning /1/                               750                17,535
                                                                      31,655
RETAIL-FABRIC STORE (0.31%)
 Jo-Ann Stores /1/                                 375                 9,750
RETAIL-GARDENING PRODUCTS (0.48%)
 Tractor Supply /1/                                350                14,823
RETAIL-HOME FURNISHINGS (0.37%)
 Haverty Furniture                                 825                11,591
RETAIL-LEISURE PRODUCTS (0.25%)
 Party City /1/                                    800                 7,896
RETAIL-RESTAURANTS (2.45%)
 CEC Entertainment /1/                             275                 8,280
 Jack in the Box /1/                               500                 8,900
 Landry's Seafood Restaurant                       800                14,960
 Lone Star Steakhouse & Saloon                     500                10,485
 O'Charley's /1/                                   700                14,168
 Ruby Tuesday                                    1,000                19,700
                                                                      76,493
RETAIL-SPORTING GOODS (0.35%)
 Sports Authority /1/                            1,275                11,003
SAVINGS & LOANS-THRIFTS (3.09%)
 BankUnited Financial /1/                          700                13,223
 Commercial Federal                                500                10,760

                                                Shares
                                                 Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
 Downey Financial                                  275             $  12,073
 FirstFed Financial /1/                            425                13,808
 MAF Bancorp                                       250                 8,440
 Staten Island Bancorp                           1,100                18,876
 Washington Federal                                880                19,184
                                                                      96,364
SCHOOLS (1.23%)
 Corinthian Colleges /1/                           400                18,316
 ITT Educational Services /1/                      675                19,912
                                                                      38,228
SECURITY SERVICES (0.64%)
 Kroll /1/                                         900                20,070
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.46%)
 Power Integrations /1/                            650                14,386
SEMICONDUCTOR EQUIPMENT (0.52%)
 Varian Semiconductor Equipment Associates
  /1/                                              700                16,135
STEEL PIPE & TUBE (0.33%)
 Shaw Group /1/                                    875                10,194
TELECOMMUNICATION EQUIPMENT (0.76%)
 Arris Group /1/                                 2,700                10,533
 Tollgrade Communications /1/                      900                13,059
                                                                      23,592
TELECOMMUNICATION SERVICES (0.38%)
 Commonwealth Telephone Enterprises /1/            300                11,925
TELEPHONE-INTEGRATED (0.32%)
 General Communication /1/                       1,600                 9,906
TOBACCO (0.48%)
 DIMON                                           2,300                15,088
TRANSPORT-TRUCK (2.20%)
 Arkansas Best                                     675                17,111
 Covenant Transport /1/                            700                12,782
 Heartland Express /1/                             700                16,100
 Werner Enterprises                              1,000                22,590
                                                                      68,583
VITAMINS & NUTRITION PRODUCTS (0.43%)
 NBTY /1/                                          875                13,563
WEB PORTALS (0.35%)
 Earthlink /1/                                   1,600                11,024
WIRELESS EQUIPMENT (0.18%)
 Allen Telecom /1/                                 425                 5,750
                                  TOTAL COMMON STOCKS              3,103,124
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (99.42%)              3,103,124
CASH AND RECEIVABLES, NET OF LIABILITIES (0.58%)                      18,128
                           TOTAL NET ASSETS (100.00%)             $3,121,252
                                                                  ------------

/1/ Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND I

                           APRIL 30, 2003 (UNAUDITED)

                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.73%)
ADVERTISING SERVICES (1.38%)
 Getty Images /1/                                  20,300            $   687,155
AEROSPACE & DEFENSE EQUIPMENT (1.14%)
 United Defense Industries /1/                     23,200                566,544
APPLICATIONS SOFTWARE (0.80%)
 Quest Software /1/                                37,300                399,110
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.64%)
 Navistar International /1/                        17,800                496,620
 Oshkosh Truck                                      5,700                319,200
                                                                         815,820
BANKS (0.69%)
 Boston Private Financial Holdings                 18,100                341,185
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.76%)
 Simpson Manufacturing /1/                         10,700                375,784
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.56%)
 Dycom Industries /1/                              25,300                279,312
CASINO HOTELS (1.05%)
 Station Casinos /1/                               24,200                522,962
CHEMICALS-DIVERSIFIED (1.11%)
 Georgia Gulf                                      24,300                549,180
COMMERCIAL BANKS (5.36%)
 R & G Financial                                   18,800                509,104
 Southwest Bancorp. of Texas /1/                   19,000                645,620
 UCBH Holdings                                     18,300                465,552
 Westamerica Bancorp.                              14,400                620,640
 Wintrust Financial                                13,800                419,520
                                                                       2,660,436
COMMERCIAL SERVICES (3.81%)
 Alliance Data Systems /1/                         34,300                720,300
 Corporate Executive Board /1/                     12,300                504,177
 Iron Mountain /1/                                 16,800                669,480
                                                                       1,893,957
COMPUTER DATA SECURITY (0.64%)
 NetScreen Technologies /1/                        15,600                316,368
COMPUTER SERVICES (1.51%)
 Anteon International /1/                          17,500                414,400
 Cognizant Technology Solutions /1/                18,700                335,852
                                                                         750,252
COMPUTERS-INTEGRATED SYSTEMS (0.77%)
 McData /1/                                        36,000                380,880
CONTAINERS-PAPER & PLASTIC (1.02%)
 Pactiv /1/                                        24,600                504,792
DATA PROCESSING & MANAGEMENT (1.37%)
 Documentum /1/                                    37,100                682,269
DECISION SUPPORT SOFTWARE (1.67%)
 Cognos /1/                                        21,500                583,510
 Precise Software Solutions /1/                    14,100                246,750
                                                                         830,260

                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIAGNOSTIC KITS (0.67%)
 OraSure Technologies /1/                          52,200            $   334,080
DIRECT MARKETING (0.84%)
 Valuevision International /1/                     32,800                416,232
DISTRIBUTION-WHOLESALE (1.37%)
 Hughes Supply                                     11,600                325,612
 Scansource /1/                                    17,800                354,398
                                                                         680,010
DIVERSIFIED MANUFACTURING OPERATIONS (0.77%)
 Actuant /1/                                       10,300                382,130
ELECTRICAL COMPONENTS & EQUIPMENT (0.57%)
 Power-One /1/                                     48,000                280,800
ELECTRONIC COMPONENTS & ACCESSORIES (1.19%)
 Integrated Circuit Systems /1/                    27,300                592,956
ELECTRONIC CONNECTORS (1.17%)
 Amphenol /1/                                      13,100                580,199
ELECTRONICS-MILITARY (2.19%)
 EDO                                               32,200                606,970
 Engineered Support Systems                        13,900                482,747
                                                                       1,089,717
ENTERPRISE SOFTWARE & SERVICE (1.74%)
 Hyperion Solutions /1/                            18,200                514,696
 Informatica /1/                                   53,600                350,008
                                                                         864,704
ENTERTAINMENT SOFTWARE (1.20%)
 Take-Two Interactive Software /1/                 26,600                598,500
FIDUCIARY BANKS (0.81%)
 Investors Financial Services                      18,400                401,304
FINANCIAL GUARANTEE INSURANCE (1.09%)
 Triad Guaranty /1/                                13,600                541,824
HAZARDOUS WASTE DISPOSAL (1.68%)
 Stericycle /1/                                    21,300                836,877
HUMAN RESOURCES (1.28%)
 Resources Connection /1/                          29,100                634,380
INTERNET APPLICATION SOFTWARE (0.71%)
 Verity /1/                                        21,400                353,742
INTERNET INFRASTRUCTURE EQUIPMENT (1.40%)
 Avocent /1/                                       23,400                693,108
INVESTMENT COMPANIES (1.12%)
 American Capital Strategies                       22,900                555,554
INVESTMENT MANAGEMENT & ADVISORY SERVICES (2.05%)
 Affiliated Managers Group /1/                     11,400                527,934
 BlackRock /1/                                     10,800                491,184
                                                                       1,019,118
LASERS-SYSTEMS & COMPONENTS (0.65%)
 Cymer /1/                                         11,300                322,615

                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (1.10%)
 Stancorp Financial Group                          10,200            $   547,740
MACHINERY TOOLS & RELATED PRODUCTS (0.63%)
 Regal Beloit                                      18,200                312,130
MACHINERY-FARM (0.59%)
 AGCO /1/                                          16,100                293,181
MACHINERY-GENERAL INDUSTRY (1.15%)
 Idex                                              17,900                570,115
MACHINERY-PRINT TRADE (1.21%)
 Imation /1/                                       17,500                600,250
MEDICAL IMAGING SYSTEMS (0.97%)
 CTI Molecular Imaging /1/                         26,200                481,032
MEDICAL INSTRUMENTS (2.26%)
 Advanced Neuromodulation Systems /1/              17,100                715,977
 Conceptus /1/                                     39,000                406,770
                                                                       1,122,747
MEDICAL PRODUCTS (2.15%)
 Cyberonics /1/                                    10,900                248,847
 PSS World Medical /1/                             70,700                424,907
 Wright Medical Group /1/                          20,800                394,784
                                                                       1,068,538
MEDICAL-BIOMEDICAL/GENE (3.73%)
 Integra LifeSciences Holdings /1/                 26,200                699,278
 InterMune /1/                                     16,400                333,412
 Martek Biosciences /1/                            17,000                578,510
 Protein Design Labs /1/                           24,100                239,313
                                                                       1,850,513
MEDICAL-DRUGS (1.01%)
 Axcan Pharmaceuticals /1/                         43,000                500,520
MEDICAL-HMO (1.37%)
 Mid Atlantic Medical Services /1/                 15,600                679,380
MEDICAL-HOSPITALS (0.81%)
 LifePoint Hospitals /1/                           20,600                402,112
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.17%)
 Gentiva Health Services /1/                        9,000                 82,260
MULTIMEDIA (0.66%)
 Entravision Communications                        43,400                330,274
NON-HAZARDOUS WASTE DISPOSAL (0.66%)
 Waste Connections /1/                              9,700                326,308
OIL & GAS (0.56%)
 Spinnaker Exploration /1/                         13,000                278,200
OIL COMPANY-EXPLORATION & PRODUCTION (1.13%)
 Westport Resources /1/                            27,000                562,680
OIL FIELD MACHINERY & EQUIPMENT (1.70%)
 FMC Technologies /1/                              17,500                329,350
 Hydril /1/                                        21,700                516,677
                                                                         846,027

                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.90%)
 Frontier Oil                                      26,500            $   448,380
OIL-FIELD SERVICES (1.11%)
 W-H Energy Services /1/                           30,600                550,800
PIPELINES (0.24%)
 Western Gas Resources                              3,300                121,044
RADIO (1.29%)
 Cumulus Media /1/                                 37,300                643,052
REINSURANCE (0.62%)
 RenaissanceRe Holdings                             6,900                305,601
RENTAL-AUTO & EQUIPMENT (1.07%)
 Rent-A-Center /1/                                  8,300                532,860
RESEARCH & DEVELOPMENT (0.86%)
 Pharmaceutical Product Development /1/            16,300                426,571
RETAIL-APPAREL & SHOE (1.04%)
 Chico's FAS /1/                                   21,300                518,442
RETAIL-CATALOG SHOPPING (1.27%)
 MSC Industrial Direct /1/                         34,200                632,700
RETAIL-COMPUTER EQUIPMENT (0.82%)
 Electronics Boutique Holdings /1/                  6,400                119,680
 Insight Enterprises /1/                           38,300                288,782
                                                                         408,462
RETAIL-CONSUMER ELECTRONICS (0.47%)
 Ultimate Electronics /1/                          27,400                231,530
RETAIL-HOME FURNISHINGS (1.26%)
 Cost Plus /1/                                     20,400                626,892
RETAIL-MUSIC STORE (0.78%)
 Guitar Center /1/                                 16,800                389,088
RETAIL-SPORTING GOODS (0.79%)
 Dick's Sporting Goods                             13,000                391,690
SCHOOLS (2.20%)
 Career Education /1/                               8,200                493,066
 Strayer Education                                  9,200                598,368
                                                                       1,091,434
SCHOOLS-DAY CARE (0.72%)
 Bright Horizons Family Solutions                  11,900                357,357
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.38%)
 Exar /1/                                          34,800                513,300
 O2Micro International /1/                         31,400                367,066
 Pericom Semiconductor /1/                         35,600                301,888
                                                                       1,182,254
SEMICONDUCTOR EQUIPMENT (2.54%)
 ATMI /1/                                          30,100                635,080
 MKS Instruments /1/                               18,900                263,844
 Varian Semiconductor Equipment
  Associates /1/                                   15,700                361,885
                                                                       1,260,809

                                                   Shares
                                                    Held                Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (4.89%)
 Abgenix /1/                                       35,900             $  341,050
 Connetics /1/                                     19,900                336,111
 Medicines /1/                                     25,600                526,080
 Neurocrine Biosciences /1/                         1,200                 54,300
 Sangstat Medical /1/                              16,400                206,640
 Tanox /1/                                         12,000                189,600
 Trimeris /1/                                      12,800                568,192
 United Therapeutics /1/                           11,400                204,619
                                                                       2,426,592
TRANSPORT-MARINE (1.12%)
 Kirby /1/                                         21,300                557,208
TRANSPORT-SERVICES (0.96%)
 UTI Worldwide                                     15,900                478,590
WATER (0.76%)
 Philadelphia Suburban                             16,600                375,990
                                     TOTAL COMMON STOCKS              48,545,469
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (97.73%)              48,545,469
CASH AND RECEIVABLES, NET OF LIABILITIES (2.27%)                       1,128,606
                              TOTAL NET ASSETS (100.00%)             $49,674,075
                                                                   -------------
/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND II

                           APRIL 30, 2003 (UNAUDITED)

                                                   Shares
                                                    Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (94.23%)
APPLICATIONS SOFTWARE (0.63%)
 Mercury Interactive /1/                            15,800    $   536,252
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.21%)
 American Axle & Manufacturing Holdings /1/         41,600      1,036,672
BEVERAGES-NON-ALCOHOLIC (1.03%)
 Cott /1/                                           48,300        886,305
BEVERAGES-WINE & SPIRITS (1.57%)
 Constellation Brands /1/                           50,300      1,348,543
BUILDING-RESIDENTIAL & COMMERCIAL (1.52%)
 Hovnanian Enterprises /1/                          14,800        589,040
 NVR /1/                                             2,000        715,500
                                                                1,304,540
CHEMICALS-SPECIALTY (1.08%)
 Albemarle                                          34,300        926,100
CIRCUIT BOARDS (1.31%)
 Benchmark Electronics /1/                          43,200      1,121,040
COLLECTIBLES (0.60%)
 Action Performance                                 28,000        517,720
COMMERCIAL BANKS (4.09%)
 Greater Bay Bancorp                                21,500        344,000
 Sterling Bancshares                                70,400        838,182
 UCBH Holdings                                      91,400      2,325,216
                                                                3,507,398
COMPUTER SERVICES (4.60%)
 CACI International /1/                             50,000      1,746,500
 Cognizant Technology Solutions /1/                 82,700      1,485,292
 Factset Research Systems                           20,400        709,920
                                                                3,941,712
DATA PROCESSING & MANAGEMENT (2.33%)
 Fair, Isaac                                        38,350      1,997,268
DENTAL SUPPLIES & EQUIPMENT (2.11%)
 Patterson Dental /1/                               45,000      1,807,650
DIVERSIFIED MANUFACTURING OPERATIONS (2.61%)
 A.O. Smith                                         39,300      1,171,926
 ESCO Technologies /1/                              27,200      1,066,512
                                                                2,238,438
DRUG DELIVERY SYSTEMS (1.13%)
 Penwest Pharmaceuticals /1/                        53,300        971,659
E-SERVICES-CONSULTING (0.39%)
 Websense /1/                                       23,600        336,772
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.47%)
 Planar Systems /1/                                 71,700      1,261,203
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.97%)
 Cree /1/                                           25,800        514,710
 Intersil Holding /1/                               41,208        762,348
 Omnivision Technologies /1/                        16,800        407,904
                                                                1,684,962
                                                   Shares
                                                    Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC DESIGN AUTOMATION (0.91%)
 Verisity /1/                                       66,800    $   783,564
ELECTRONICS-MILITARY (0.66%)
 Engineered Support Systems                         16,400        569,572
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.36%)
 EMCOR Group /1/                                    22,900      1,169,503
ENTERTAINMENT SOFTWARE (0.64%)
 THQ /1/                                            38,900        549,657
FIDUCIARY BANKS (1.37%)
 Investors Financial Services                       53,700      1,171,197
FOOD-WHOLESALE & DISTRIBUTION (1.28%)
 Performance Food Group /1/                         31,200      1,094,496
INDUSTRIAL AUTOMATION & ROBOTS (1.42%)
 Cognex /1/                                         55,600      1,217,084
INSTRUMENTS-SCIENTIFIC (0.76%)
 Fisher Scientific International /1/                22,500        648,225
INSURANCE BROKERS (1.32%)
 Hilb, Rogal & Hamilton                             16,300        579,465
 Hub International                                  37,800        556,038
                                                                1,135,503
INTERNET INFRASTRUCTURE EQUIPMENT (0.84%)
 Avocent /1/                                        24,300        719,766
MACHINERY-PUMPS (0.72%)
 Flowserve /1/                                      40,000        617,600
MEDICAL INSTRUMENTS (1.45%)
 Advanced Neuromodulation Systems /1/               29,700      1,243,539
MEDICAL-BIOMEDICAL/GENE (1.05%)
 Affymetrix /1/                                     17,100        317,205
 InterMune /1/                                      11,100        225,663
 Telik /1/                                          27,400        360,310
                                                                  903,178
MEDICAL-DRUGS (0.53%)
 SICOR /1/                                          25,100        450,043
MEDICAL-HOSPITALS (0.62%)
 Province Healthcare /1/                            52,850        528,500
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.40%)
 Odyssey HealthCare /1/                             46,500      1,201,560
MISCELLANEOUS INVESTING (2.08%)
 Mills                                              29,100        930,036
 Ventas                                             65,700        854,100
                                                                1,784,136
NETWORKING PRODUCTS (0.83%)
 Foundry Networks /1/                               65,400        711,552
OFFICE SUPPLIES & FORMS (1.27%)
 Moore /1/                                          95,100      1,086,042

                                                   Shares
                                                    Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (1.12%)
 Patterson-UTI Energy /1/                           29,100    $   962,919
OIL COMPANY-EXPLORATION & PRODUCTION (2.25%)
 Patina Oil & Gas                                   28,600        987,558
 Quicksilver Resources /1/                          40,600        938,672
                                                                1,926,230
OIL-FIELD SERVICES (1.50%)
 Tetra Technologies /1/                             48,500      1,290,100
PHYSICIAN PRACTICE MANAGEMENT (1.75%)
 Pediatrix Medical Group /1/                        47,000      1,497,890
PROPERTY & CASUALTY INSURANCE (1.04%)
 RLI                                                30,300        895,365
PUBLICLY TRADED INVESTMENT FUND (3.94%)
 iShares Russell 2000 Index Fund                    42,600      3,382,014
RADIO (1.86%)
 Cumulus Media /1/                                  66,800      1,151,632
 Salem Communications /1/                           21,100        444,366
                                                                1,595,998
REAL ESTATE MANAGEMENT & SERVICES (0.85%)
 Jones Lang LaSalle /1/                             48,300        727,881
RESEARCH & DEVELOPMENT (1.22%)
 Pharmaceutical Product Development /1/             40,100      1,049,417
RESPIRATORY PRODUCTS (0.47%)
 ResMed /1/                                         11,000        403,480
RETAIL-APPAREL & SHOE (2.65%)
 Aeropostale /1/                                     8,000        144,000
 Chico's FAS /1/                                    87,500      2,129,750
                                                                2,273,750
RETAIL-AUTOMOBILE (1.06%)
 Copart /1/                                        108,000        911,520
RETAIL-COMPUTER EQUIPMENT (0.84%)
 Electronics Boutique Holdings /1/                  38,700        723,690
RETAIL-PET FOOD & SUPPLIES (1.30%)
 PETCO Animal Supplies /1/                          52,800      1,115,664
RETAIL-RESTAURANTS (2.51%)
 Panera Bread /1/                                   29,500      1,003,885
 Ruby Tuesday                                       58,100      1,144,570
                                                                2,148,455
RETAIL-SPORTING GOODS (0.74%)
 Gart Sports /1/                                    27,100        634,953
SAVINGS & LOANS-THRIFTS (5.80%)
 BankUnited Financial /1/                           62,900      1,188,181
 First Niagara Financial Group                      25,300        307,395
 Harbor Florida Bancshares                          24,800        660,424
 New York Community Bancorp                         81,200      2,819,264
                                                                4,975,264
SCHOOLS (3.70%)
 Career Education /1/                               52,800      3,174,864

                                                   Shares
                                                    Held         Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.38%)
 Exar /1/                                           56,500    $   833,375
 Pericom Semiconductor /1/                          41,300        350,224
                                                                1,183,599
SEMICONDUCTOR EQUIPMENT (0.63%)
 Rudolph Technologies /1/                           35,500        536,405
SEMICONDUCTORS (0.79%)
 Artisan Components /1/                             34,400        680,088
SOFTWARE TOOLS (0.80%)
 Borland Software /1/                               75,500        684,785
THERAPEUTICS (3.32%)
 Amylin Pharmaceuticals /1/                         22,900        438,535
 Isis Pharmaceuticals /1/                           63,200        349,496
 Medarex /1/                                         2,000          8,340
 Neurocrine Biosciences /1/                         23,100      1,045,275
 NPS Pharmaceuticals /1/                            31,100        592,455
 Sangstat Medical /1/                               32,700        412,020
                                                                2,846,121
TOYS (0.89%)
 LeapFrog Enterprises /1/                           28,600        763,620
TRANSPORT-SERVICES (1.20%)
 UTI Worldwide                                      34,100      1,026,410
WEB PORTALS (0.46%)
 Overture Services /1/                              36,600        391,620
                                      TOTAL COMMON STOCKS      80,811,053
                                                              -----------

                     TOTAL PORTFOLIO INVESTMENTS (94.23%)      80,811,053
CASH AND RECEIVABLES, NET OF LIABILITIES (5.77%)                4,950,034
                               TOTAL NET ASSETS (100.00%)     $85,761,087
                                                              -------------
/1/ Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP VALUE FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                   Shares
                                                    Held         Value
---------------------------------------------------------------------------------
COMMON STOCKS (97.16%)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.39%)
 Borg Warner                                        22,700    $  1,331,809
 Tower Automotive /1/                              231,800         649,040
                                                                 1,980,849
BATTERIES & BATTERY SYSTEMS (0.88%)
 Rayovac /1/                                       120,700       1,255,280
BEVERAGES-WINE & SPIRITS (2.17%)
 Constellation Brands /1/                           77,500       2,077,775
 Robert Mondavi /1/                                 41,800       1,025,772
                                                                 3,103,547
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.92%)
 Dycom Industries /1/                              119,100       1,314,864
BUILDING-RESIDENTIAL & COMMERCIAL (1.97%)
 Beazer Homes /1/                                   25,500       1,791,375
 Ryland Group                                       18,900       1,024,947
                                                                 2,816,322
CHEMICALS-SPECIALTY (1.69%)
 Cytec Industries /1/                               75,600       2,419,956
COMMERCIAL BANKS (2.97%)
 City National                                      30,200       1,243,334
 Hudson United Bancorp                              89,800       2,993,932
                                                                 4,237,266
COMMERCIAL SERVICE-FINANCE (1.33%)
 NCO Group /1/                                     113,400       1,899,450
COMMERCIAL SERVICES (0.96%)
 Quanta Services /1/                               395,800       1,365,510
COMPUTER AIDED DESIGN (1.80%)
 Autodesk                                          165,400       2,573,624
COMPUTERS-MEMORY DEVICES (0.94%)
 Advanced Digital Information /1/                  167,500       1,343,350
COMPUTERS-PERIPHERAL EQUIPMENT (1.46%)
 Electronics for Imaging /1/                       108,700       2,087,040
CONTAINERS-METAL & GLASS (0.86%)
 Owens-Illinois /1/                                138,000       1,226,820
DATA PROCESSING & MANAGEMENT (4.01%)
 Acxiom /1/                                        147,100       2,053,516
 American Management Systems /1/                    86,000       1,057,800
 Reynolds & Reynolds                                90,700       2,613,067
                                                                 5,724,383
DENTAL SUPPLIES & EQUIPMENT (1.13%)
 Dentsply International                             43,000       1,610,350
DIALYSIS CENTERS (2.70%)
 Renal Care Group /1/                              119,100       3,858,840
DISTRIBUTION-WHOLESALE (1.34%)
 Owens & Minor                                     103,000       1,915,800
DIVERSIFIED MANUFACTURING OPERATIONS (1.74%)
 Pentair                                            64,300       2,478,122
                                                   Shares
                                                    Held         Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (3.47%)
 ALLETE                                            152,300    $  3,618,648
 PNM Resources                                      60,500       1,342,495
                                                                 4,961,143
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.01%)
 Jacobs Engineering Group /1/                       35,000       1,440,250
ENTERPRISE SOFTWARE & SERVICE (1.18%)
 Hyperion Solutions /1/                             59,500       1,682,660
ENVIRONMENTAL CONSULTING & ENGINEERING (2.61%)
 Tetra Tech /1/                                    240,525       3,728,137
FINANCE-LEASING COMPANY (0.58%)
 Financial Federal /1/                              36,900         826,560
FINANCIAL GUARANTEE INSURANCE (1.32%)
 PMI Group                                          61,400       1,892,348
FOOD-MISCELLANEOUS/DIVERSIFIED (1.68%)
 Ralcorp Holdings /1/                               96,400       2,400,360
FOOTWEAR & RELATED APPAREL (1.94%)
 Wolverine World Wide                              150,600       2,777,064
GAS-DISTRIBUTION (1.09%)
 WGL Holdings                                       57,600       1,554,048
GOLF (2.08%)
 Callaway Golf                                     212,800       2,964,304
HEALTH CARE COST CONTAINMENT (1.02%)
 Orthodontic Centers of America /1/                250,600       1,453,480
HOME FURNISHINGS (1.45%)
 Furniture Brands International /1/                 86,900       2,063,875
INSURANCE (2.60%)
 HCC Insurance Holdings                            135,100       3,715,250
INTERNET FINANCIAL SERVICES (2.41%)
 IndyMac Bancorp                                   154,400       3,440,032
LOTTERY SERVICES (2.85%)
 Gtech Holdings /1/                                120,900       4,070,703
MEDICAL LABORATORY & TESTING SERVICE (1.03%)
 Covance /1/                                        82,800       1,468,044
MEDICAL PRODUCTS (2.21%)
 Henry Schein /1/                                   35,000       1,510,250
 Mentor                                             88,800       1,643,688
                                                                 3,153,938
MEDICAL-HMO (1.33%)
 Mid Atlantic Medical Services /1/                  43,500       1,894,425
NETWORKING PRODUCTS (2.62%)
 Anixter International /1/                         103,900       2,387,622
 Cable Design Technologies /1/                     195,300       1,349,523
                                                                 3,737,145
OFFICE AUTOMATION & EQUIPMENT (0.25%)
 Ikon Office Solutions                              46,100         357,736

                                                   Shares
                                                    Held         Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (1.34%)
 Helmerich & Payne                                  74,600    $  1,919,458
OIL COMPANY-EXPLORATION & PRODUCTION (0.00%)
 Cimarex Energy/ 1/                                      1              20
OIL REFINING & MARKETING (1.26%)
 Tesoro Petroleum /1/                              232,000       1,802,640
OIL-FIELD SERVICES (0.98%)
 Seacor Smit /1/                                    39,200       1,404,144
PRINTING-COMMERCIAL (1.09%)
 Valassis Communications /1/                        58,600       1,558,760
PROPERTY & CASUALTY INSURANCE (4.72%)
 Fidelity National Financial                        63,243       2,175,559
 First American                                    122,800       3,254,200
 RLI                                                44,300       1,309,065
                                                                 6,738,824
RENTAL-AUTO & EQUIPMENT (1.27%)
 United Rentals /1/                                176,500       1,817,950
RESEARCH & DEVELOPMENT (1.03%)
 Albany Molecular Research /1/                     127,100       1,466,734
RETAIL-HOME FURNISHINGS (2.01%)
 Pier 1 Imports                                    154,700       2,871,232
RETAIL-JEWELRY (1.64%)
 Zale /1/                                           67,100       2,344,474
RETAIL-RESTAURANTS (5.16%)
 CBRL Group                                         61,400       1,957,432
 CEC Entertainment /1/                              83,600       2,517,196
 Jack in the Box /1/                                46,300         824,140
 Rare Hospitality International /1/                 70,900       2,065,317
                                                                 7,364,085
RUBBER-TIRES (1.02%)
 Cooper Tire & Rubber                              103,900       1,462,912
SAVINGS & LOANS-THRIFTS (3.00%)
 Astoria Financial                                  88,800       2,221,776
 Dime Bancorp /1/                                    3,800             532
 Washington Federal                                 94,466       2,059,359
                                                                 4,281,667
SEMICONDUCTOR EQUIPMENT (1.01%)
 Photronics /1/                                    115,300       1,449,321
SOAP & CLEANING PRODUCTS (1.02%)
 Church & Dwight                                    46,300       1,457,061
STEEL PIPE & TUBE (1.20%)
 Shaw Group /1/                                    147,400       1,717,210
TELECOMMUNICATION EQUIPMENT (2.04%)
 Adtran /1/                                         43,300       1,752,784
 Andrew /1/                                        151,100       1,158,937
                                                                 2,911,721
TRANSPORT-EQUIPMENT & LEASING (1.15%)
 Gatx                                               86,900       1,637,196
                                                   Shares
                                                    Held         Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (1.23%)
 USFreightways                                      61,400    $  1,750,514
                                      TOTAL COMMON STOCKS      138,748,798
                                                              ------------

                     TOTAL PORTFOLIO INVESTMENTS (97.16%)      138,748,798
CASH AND RECEIVABLES, NET OF LIABILITIES (2.84%)                 4,056,702
                               TOTAL NET ASSETS (100.00%)     $142,805,500
                                                              --------------
/1/ Non-income producing security.
See accompanying notes.

                                      234


                            SCHEDULE OF INVESTMENTS
                         PARTNERS SMALLCAP VALUE FUND I

                           APRIL 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (97.54%)
ADVERTISING SERVICES (0.18%)
 R.H. Donnelley /1/                                       2,000    $    59,720
AEROSPACE & DEFENSE (0.26%)
 Esterline Technologies /1/                               3,400         60,350
 Gencorp                                                  3,600         27,360
                                                                        87,710
AEROSPACE & DEFENSE EQUIPMENT (0.94%)
 AAR /1/                                                  6,200         24,056
 Curtiss-Wright                                             600         36,150
 Ducommun /1/                                               600          7,290
 HEICO                                                    1,400         10,388
 Kaman                                                    2,500         25,025
 Moog /1/                                                 3,200        101,760
 Triumph Group /1/                                        2,500         65,700
 United Defense Industries /1/                            1,800         43,956
                                                                       314,325
AGRICULTURAL OPERATIONS (0.01%)
 Seminis /1/                                              1,300          4,251
AIRLINES (0.21%)
 Alaska Air Group /1/                                     1,800         32,094
 ExpressJet Holdings /1/                                  3,200         36,960
                                                                        69,054
APPAREL MANUFACTURERS (0.80%)
 Kellwood                                                 4,200        124,404
 Quiksilver /1/                                           4,400        143,440
                                                                       267,844
APPLIANCES (0.05%)
 Applica /1/                                              3,000         15,750
APPLICATIONS SOFTWARE (0.01%)
 MRO Software /1/                                           500          4,285
ATHLETIC EQUIPMENT (0.02%)
 Nautilus Group                                             500          6,350
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.52%)
 Oshkosh Truck                                            3,100        173,600
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.90%)
 American Axle & Manufacturing  Holdings /1/              1,800         44,856
 Borg Warner                                              1,800        105,606
 Dura Automotive Systems /1/                                700          5,634
 Keystone Automotive Industries /1/                       3,100         56,699
 Superior Industries International                        1,800         71,208
 Tower Automotive /1/                                     6,200         17,360
                                                                       301,363
BATTERIES & BATTERY SYSTEMS (0.20%)
 Wilson Greatbatch Technologies /1/                       2,000         65,580
BEVERAGES-WINE & SPIRITS (0.04%)
 Robert Mondavi /1/                                         500         12,270
BROADCASTING SERVICES & PROGRAMMING (0.14%)
 Gray Television                                          3,700         47,175

                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.13%)
 USG /1/                                                  6,000     $   42,060
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.06%)
 Dycom Industries /1/                                     1,800         19,872
BUILDING PRODUCTS-AIR & HEATING (0.41%)
 Comfort Systems /1/                                      3,700          7,289
 Lennox International                                     8,700        129,282
                                                                       136,571
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.23%)
 Centex Construction Products                               600         23,190
 Florida Rock Industries                                    500         19,000
 Texas Industries                                         1,800         35,532
                                                                        77,722
BUILDING PRODUCTS-DOORS & WINDOWS (0.14%)
 Apogee Enterprises                                       4,500         46,530
BUILDING PRODUCTS-LIGHT FIXTURES (0.42%)
 Genlyte Group /1/                                        3,700        139,564
BUILDING PRODUCTS-WOOD (0.32%)
 Universal Forest Products                                6,100        107,360
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Integrated Electrical Services /1/                       3,700         21,090
BUILDING-RESIDENTIAL & COMMERCIAL (1.16%)
 Beazer Homes /1/                                           500         35,125
 MDC Holdings                                             4,300        198,230
 Standard-Pacific                                         5,100        154,275
                                                                       387,630
BUSINESS TO BUSINESS-E COMMERCE (0.18%)
 Agile Software /1/                                       1,800         12,492
 Ariba /1/                                               14,600         47,596
                                                                        60,088
CABLE TV (0.32%)
 Insight Communications /1/                               2,500         34,325
 LodgeNet Entertainment /1/                               6,900         71,760
                                                                       106,085
CASINO HOTELS (0.63%)
 Ameristar Casinos /1/                                    1,300         17,628
 Aztar /1/                                                6,800         96,832
 Boyd Gaming /1/                                          6,800         96,900
                                                                       211,360
CASINO SERVICES (0.20%)
 Alliance Gaming /1/                                      4,300         68,671
CELLULAR TELECOMMUNICATIONS (0.30%)
 Crown Castle International /1/                          15,600         99,372
CHEMICALS-DIVERSIFIED (0.44%)
 Georgia Gulf                                             3,800         85,880
 Octel                                                    2,700         39,960
 Solutia                                                 17,000         23,120
                                                                       148,960
CHEMICALS-FIBERS (0.05%)
 Wellman                                                  1,400         16,016

                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-PLASTICS (0.05%)
 PolyOne                                                  3,700    $    17,094
CHEMICALS-SPECIALTY (1.48%)
 Crompton                                                 8,200         52,644
 Cytec Industries /1/                                     2,000         64,020
 H.B. Fuller                                              2,500         61,325
 Millennium Chemicals                                     9,600        133,536
 Minerals Technologies                                      600         26,550
 NL Industries                                            7,900        137,460
 Omnova Solutions /1/                                     5,700         20,235
                                                                       495,770
CIRCUIT BOARDS (0.24%)
 Benchmark Electronics /1/                                3,100         80,445
CLOSED-END FUNDS (0.17%)
 Gladstone Capital                                        3,100         56,792
COLLECTIBLES (0.05%)
 Department 56 /1/                                        1,300         15,340
COMMERCIAL BANKS (7.87%)
 Allegiant Bancorp                                        8,700        149,727
 Amcore Financial                                         3,200         74,944
 Banc                                                     1,800         10,350
 BancFirst                                                  500         24,915
 Bank of the Ozarks                                         600         20,400
 Banner                                                   1,300         21,567
 Capitol Bancorp.                                         1,800         38,234
 Century Bancorp.                                           500         12,910
 Chemical Financial                                       2,530         74,508
 Colonial BancGroup                                       7,300         92,929
 Columbia Banking Systems /1/                             1,300         20,046
 Community Bank System                                    5,100        176,715
 Community Trust Bancorp                                  2,100         56,532
 Cullen/Frost Bankers                                     3,700        121,323
 Financial Institutions                                     500         10,985
 First Citizens BancShares                                  500         48,630
 First National                                             700         18,095
 Gold Banc                                               13,500        118,800
 Great Southern Bancorp                                   1,800         68,310
 IBERIABANK                                               4,400        191,620
 Independent Bank                                         2,000         40,560
 Independent Bank                                         4,500        107,235
 Irwin Financial                                          8,700        206,190
 Lakeland Financial                                         500         13,105
 Local Financial /1/                                      5,500         82,500
 MainSource Financial Group                                 500         12,085
 MB Financial                                             1,300         48,841
 Mid-State Bancshares                                     3,200         58,880
 Peoples Bancorp.                                           600         13,830
 Peoples Holding                                            500         21,875
 Provident Bankshares                                     4,400        111,760
 R & G Financial                                          3,200         86,656
 Republic Bancorp.                                        7,900        102,621
 Royal Bancshares of Pennsylvania                           606         12,332
 Silicon Valley Bancshares /1/                            1,800         42,084
 Southwest Bancorp.                                         500         12,040
 Summit Bancshares                                        1,300         29,731

                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 W Holding                                                7,400    $   145,706
 West Coast Bancorp                                       9,000        139,950
                                                                     2,639,521
COMMERCIAL SERVICES (0.21%)
 Arbitron /1/                                               600         20,436
 Central Parking                                          2,100         21,000
 Memberworks /1/                                            600         13,158
 ProxyMed /1/                                             1,800         15,300
                                                                        69,894
COMMUNICATIONS SOFTWARE (0.01%)
 Seachange International /1/                                600          4,830
COMPUTER AIDED DESIGN (0.08%)
 Aspen Technology /1/                                     7,900         26,386
COMPUTER DATA SECURITY (0.09%)
 Rainbow Technologies /1/                                 2,500         22,400
 SCM Microsystems /1/                                     2,400          9,168
                                                                        31,568
COMPUTER SERVICES (0.38%)
 CACI International /1/                                   1,300         45,409
 CompuCom Systems /1/                                    15,500         58,900
 iGate Capital /1/                                        3,900         10,491
 Tier Technologies /1/                                    2,000         13,200
                                                                       128,000
COMPUTERS (0.02%)
 Palm /1/                                                   600          5,754
COMPUTERS-INTEGRATED SYSTEMS (0.39%)
 MTS Systems                                              7,800         97,820
 Radisys /1/                                                500          4,230
 Silicon Graphics /1/                                    25,800         27,864
                                                                       129,914
COMPUTERS-MEMORY DEVICES (1.80%)
 Hutchison Technology /1/                                 3,700         87,468
 Iomega /1/                                               9,200         85,560
 Maxtor /1/                                              21,200        116,600
 Quantum /1/                                             12,000         41,400
 SanDisk /1/                                              3,700         89,540
 Western Digital /1/                                     19,700        183,801
                                                                       604,369
COMPUTERS-PERIPHERAL EQUIPMENT (0.25%)
 Electronics for Imaging /1/                              4,400         84,480
CONSULTING SERVICES (0.28%)
 Charles River Associates                                   600         12,984
 Gartner /1/                                              8,100         64,314
 Right Management Consultants /1/                         1,300         16,250
                                                                        93,548
CONSUMER PRODUCTS-MISCELLANEOUS (0.10%)
 Blyth                                                      600         15,828
 CSS Industries                                             500         18,095
                                                                        33,923
CONTAINERS-METAL & GLASS (0.96%)
 Crown Holdings                                          28,000        148,400

                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (CONTINUED)
 Greif Brothers                                             500    $    10,225
 Silgan Holdings /1/                                      6,200        165,044
                                                                       323,669
COSMETICS & TOILETRIES (0.44%)
 Alberto-Culver                                           3,100        147,808
DATA PROCESSING & MANAGEMENT (0.28%)
 American Management Systems /1/                          2,500         30,750
 Ascential Software /1/                                  13,800         52,992
 infoUSA /1/                                              2,000         10,560
                                                                        94,302
DECISION SUPPORT SOFTWARE (0.07%)
 NetIQ /1/                                                1,800         24,804
DIRECT MARKETING (0.04%)
 SITEL /1/                                                9,500         12,350
DISTRIBUTION-WHOLESALE (1.16%)
 Advanced Marketing Services                              2,000         23,560
 Aviall /1/                                               5,500         45,100
 Bell Microproducts /1/                                     600          2,748
 Building Material Holding                                1,800         22,338
 Handleman /1/                                            3,100         52,545
 Hughes Supply                                            5,500        154,385
 United Stationers /1/                                    2,500         67,775
 Watsco                                                   1,300         20,137
                                                                       388,588
DIVERSIFIED MANUFACTURING OPERATIONS (2.23%)
 A.O. Smith                                               5,500        164,010
 Actuant /1/                                                600         22,260
 Acuity Brands                                            8,100        123,363
 Ameron International                                     2,500        168,000
 Barnes Group                                             4,400         92,576
 Carlisle                                                 1,300         58,968
 ESCO Technologies /1/                                    1,300         50,973
 Griffon /1/                                              1,300         17,706
 Lydall /1/                                               1,800         17,100
 U.S. Industries /1/                                      7,300         34,675
                                                                       749,631
DIVERSIFIED MINERALS (0.06%)
 AMCOL International                                      3,400         20,740
DIVERSIFIED OPERATIONS (0.25%)
 Walter Industries                                        8,100         82,215
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.05%)
 Volt Information Sciences /1/                            1,300         17,199
E-COMMERCE-PRODUCTS (0.01%)
 Stamps.com /1/                                             500          2,205
E-COMMERCE-SERVICES (0.13%)
 Pegasus Solutions /1/                                    3,700         44,030
E-MARKETING-INFORMATION (0.28%)
 aQuantive /1/                                           12,800         83,840
 E.piphany /1/                                            2,000          8,900
                                                                        92,740
                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (2.91%)
 Avista                                                   4,200     $   49,686
 Black Hills                                              1,700         48,416
 CH Energy Group                                          1,800         75,690
 DQE                                                      2,100         28,560
 El Paso Electric /1/                                     5,700         64,638
 Northwestern /1/                                         6,400         15,488
 PNM Resources                                            6,200        137,578
 Sierra Pacific Resources /1/                            50,800        187,452
 UIL Holdings                                             1,800         64,998
 Unisource Energy                                        12,700        226,441
 Westar Energy                                            5,600         78,736
                                                                       977,683
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.41%)
 DSP Group /1/                                            2,500         52,250
 Methode Electronics                                      4,400         46,200
 Stoneridge /1/                                           3,600         38,880
                                                                       137,330
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.10%)
 Actel /1/                                                1,300         25,753
 Agere Systems /1/                                       16,300         29,177
 Cree /1/                                                 3,200         63,840
 Lattice Semiconductor /1/                               12,400        107,632
 MEMC Electronics Materials /1/                           1,800         21,348
 Pioneer Standard Electronics                             6,200         60,078
 Skyworks Solutions /1/                                   3,500         18,725
 Transmeta /1/                                            6,500          6,175
 Zoran /1/                                                2,000         35,580
                                                                       368,308
ELECTRONIC DESIGN AUTOMATION (0.03%)
 Magma Design Automation /1/                                600          9,018
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
 Analogic                                                   500         23,875
 Trimble Navigation /1/                                   1,000         25,250
                                                                        49,125
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.38%)
 EMCOR Group /1/                                          1,800         91,926
 URS /1/                                                  2,600         36,920
                                                                       128,846
ENGINES-INTERNAL COMBUSTION (0.08%)
 Briggs & Stratton                                          600         27,084
ENTERPRISE SOFTWARE & SERVICE (0.79%)
 Hyperion Solutions /1/                                     500         14,140
 ManTech International /1/                                7,800        121,680
 Manugistics Group /1/                                    4,400         14,212
 Novell /1/                                              42,400        116,600
                                                                       266,632
ENVIRONMENTAL CONSULTING & ENGINEERING (0.17%)
 Tetra Tech /1/                                           3,700         57,350
ENVIRONMENTAL MONITORING & DETECTION (0.06%)
 Mine Safety Appliances                                     500         19,120
FINANCE-AUTO LOANS (0.07%)
 AmeriCredit /1/                                          1,800         12,222

                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 Westcorp                                                   600    $    12,720
                                                                        24,942
FINANCE-CONSUMER LOANS (0.06%)
 World Acceptance                                         1,900         20,596
FINANCE-CREDIT CARD (0.07%)
 CompuCredit /1/                                          3,000         22,710
FINANCE-INVESTMENT BANKER & BROKER (0.30%)
 Friedman Billings Ramsey Group                           9,120        100,138
FINANCE-LEASING COMPANY (0.05%)
 DVI /1/                                                  1,700         15,470
FINANCE-MORTGAGE LOAN/BANKER (0.65%)
 American Home Mortgage Holdings                          6,600         80,520
 New Century Financial                                    3,700        136,271
                                                                       216,791
FINANCIAL GUARANTEE INSURANCE (0.37%)
 Triad Guaranty /1/                                       3,100        123,504
FIREARMS & AMMUNITION (0.23%)
 Sturm Ruger                                              8,700         77,430
FOOD-BAKING (0.10%)
 Flowers Foods                                            1,200         33,960
FOOD-CONFECTIONERY (0.14%)
 J.M. Smucker                                             1,300         47,164
FOOD-MISCELLANEOUS/DIVERSIFIED (0.32%)
 Corn Products International                                500         14,940
 J & J Snack Foods /1/                                      600         18,792
 Ralcorp Holdings /1/                                     2,500         62,250
 Sensient Technologies                                      500         11,050
                                                                       107,032
FOOD-RETAIL (0.07%)
 Pathmark Stores /1/                                      3,400         23,766
FOOTWEAR & RELATED APPAREL (0.14%)
 Steven Madden /1/                                        2,600         46,072
FUNERAL SERVICE & RELATED ITEMS (0.55%)
 Alderwoods Group                                         5,100         24,837
 Service Corp. International /1/                         37,900        128,102
 Stewart Enterprises /1/                                 10,400         30,472
                                                                       183,411
GARDEN PRODUCTS (0.40%)
 Toro                                                     3,600        134,316
GAS-DISTRIBUTION (3.80%)
 AGL Resources                                            5,100        131,223
 Atmos Energy                                             2,000         45,560
 Energen                                                  3,200        104,960
 NUI                                                      2,400         33,768
 ONEOK                                                   18,500        350,945
 Southwest Gas                                            3,700         76,812
 Southwestern Energy /1/                                 16,300        216,953
 UGI                                                      5,650        178,540
                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
 WGL Holdings                                             5,100    $   137,598
                                                                     1,276,359
HOME FURNISHINGS (0.25%)
 Furniture Brands International /1/                       1,300         30,875
 Kimball International                                    3,400         54,366
                                                                        85,241
HOSPITAL BEDS & EQUIPMENT (0.05%)
 Invacare                                                   500         15,975
HOTELS & MOTELS (0.13%)
 LaSalle Hotel Properties                                 3,200         44,768
HUMAN RESOURCES (0.13%)
 Spherion /1/                                             9,800         42,630
IDENTIFICATION SYSTEM-DEVELOPMENT (0.19%)
 Checkpoint Systems /1/                                   3,100         41,385
 Paxar /1/                                                2,100         21,693
                                                                        63,078
INDUSTRIAL AUTOMATION & ROBOTS (0.27%)
 UNOVA /1/                                               12,425         91,448
INSTRUMENTS-CONTROLS (0.15%)
 Watts Industries                                         3,100         50,685
INTERNET APPLICATION SOFTWARE (0.11%)
 Netegrity /1/                                              600          2,844
 Raindance Communications /1/                             4,400         13,288
 Vignette /1/                                            10,200         21,012
                                                                        37,144
INTERNET CONNECTIVE SERVICES (0.08%)
 PC-Tel /1/                                               3,100         28,458
INTERNET CONTENT-INFORMATION & NEWS (0.28%)
 CNET Networks /1/                                        9,800         35,574
 Harris Interactive /1/                                   5,700         27,303
 ProQuest /1/                                             1,300         32,604
                                                                        95,481
INTERNET FINANCIAL SERVICES (0.71%)
 eSpeed /1/                                               1,800         23,490
 IndyMac Bancorp                                          5,700        126,996
 LendingTree /1/                                          2,100         29,757
 Net.B@nk                                                 5,700         56,886
                                                                       237,129
INTERNET SECURITY (0.11%)
 Internet Security Systems /1/                              600          7,872
 SonicWall /1/                                            8,100         28,917
                                                                        36,789
INTERNET TELEPHONY (0.04%)
 ITXC /1/                                                 8,100         13,365
INVESTMENT COMPANIES (0.64%)
 American Capital Strategies                              8,800        213,488
LASERS-SYSTEMS & COMPONENTS (0.25%)
 Coherent /1/                                             3,700         85,100

                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.14%)
                                                                   $
 K2 /1/                                                   5,100         48,654
LIFE & HEALTH INSURANCE (1.21%)
 Delphi Financial Group                                   5,100        224,655
 FBL Financial Group                                      3,400         68,272
 UICI /1/                                                 8,300         98,770
 Universal American Financial                             2,600         15,158
                                                                       406,855
LINEN SUPPLY & RELATED ITEMS (0.49%)
 Angelica                                                 7,900        132,641
 UniFirst                                                 2,000         32,900
                                                                       165,541
MACHINERY TOOLS & RELATED PRODUCTS (0.26%)
 Milacron                                                 4,300         22,446
 Regal Beloit                                             3,700         63,455
                                                                        85,901
MACHINERY-CONSTRUCTION & MINING (0.81%)
 JLG Industries                                          12,700         69,088
 Joy Global /1/                                           7,300         90,301
 Terex /1/                                                6,800        112,540
                                                                       271,929
MACHINERY-GENERAL INDUSTRY (1.19%)
 Albany International                                     4,300        102,082
 Applied Industrial Technologies                         11,400        210,786
 Gardner Denver /1/                                         500          9,915
 Manitowoc                                                  600         11,160
 Sauer-Danfoss                                            4,400         39,864
 Tecumseh Products                                          600         24,144
                                                                       397,951
MACHINERY-MATERIAL HANDLING (0.33%)
 Cascade                                                  5,200         79,040
 Nacco Industries                                           600         31,500
                                                                       110,540
MACHINERY-PRINT TRADE (0.63%)
 Imation /1/                                              6,200        212,660
MACHINERY-PUMPS (0.04%)
 Thomas Industries                                          500         13,450
MEDICAL IMAGING SYSTEMS (0.22%)
 CTI Molecular Imaging /1/                                4,100         75,276
MEDICAL INFORMATION SYSTEM (0.28%)
 Per-Se Technologies /1/                                 10,700         93,411
MEDICAL INSTRUMENTS (0.60%)
 Conceptus /1/                                           12,500        130,375
 Conmed /1/                                               3,700         64,454
 SurModics /1/                                              200          7,268
                                                                       202,097
MEDICAL LABORATORY & TESTING SERVICE (0.11%)
 Covance /1/                                              2,100         37,233
MEDICAL PRODUCTS (0.32%)
 Cooper                                                   3,200         89,280
                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                   $
 PSS World Medical /1/                                    3,000         18,030
                                                                       107,310
MEDICAL-BIOMEDICAL/GENE (0.58%)
 Alexion Pharmaceuticals /1/                                600          7,914
 Bio-Rad Laboratories /1/                                   500         23,375
 Bio-Technology General /1/                               3,700         12,802
 Celera Genomics Group /1/                                2,000         21,000
 Cell Genesys /1/                                         3,200         28,544
 Exelixis /1/                                             2,000         17,038
 Nektar Therapeutics /1/                                  6,100         48,922
 Telik /1/                                                2,700         35,505
                                                                       195,100
MEDICAL-DRUGS (0.97%)
 Adolor /1/                                               8,623        120,636
 American Pharmaceutical Partners /1/                     1,300         30,355
 Ligand Pharmaceuticals /1/                               1,200         10,680
 OSI Pharmaceuticals /1/                                  3,100         65,100
 Sepracor /1/                                             5,100         97,665
                                                                       324,436
MEDICAL-GENERIC DRUGS (0.07%)
 Alpharma                                                 1,300         24,245
MEDICAL-HMO (0.32%)
 Pacificare Health Systems /1/                            3,100         98,704
 Sierra Health Services /1/                                 600          9,960
                                                                       108,664
MEDICAL-NURSING HOMES (0.03%)
 Beverly Enterprises /1/                                  5,200          9,932
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.34%)
 Apria Healthcare Group /1/                               4,300        100,835
 Prime Medical Services /1/                               2,500         12,875
                                                                       113,710
METAL PROCESSORS & FABRICATION (1.01%)
 Mueller Industries /1/                                   4,400        112,420
 Quanex                                                   3,700        106,412
 Timken                                                   4,300         76,110
 Worthington Industries                                   3,200         42,976
                                                                       337,918
METAL-COPPER (0.34%)
 Southern Peru Copper                                     7,300        114,172
MISCELLANEOUS INVESTING (10.55%)
 Anthracite Capital                                      20,400        241,740
 Apex Mortgage Capital                                    2,400         15,696
 Bedford Property Investors                               6,200        165,230
 Boykin Lodging                                           5,200         42,692
 Capital Automotive                                       2,000         51,780
 Centerpoint Properties Trust                               500         28,975
 Chelsea Property Group                                   5,500        218,130
 Cousins Properties                                       3,200         84,032
 Developers Diversified Realty                            8,600        216,720
 Entertainment Properties Trust                           4,400        118,580
 Equity Inns                                             21,800        146,278
 FelCor Lodging Trust                                     1,800         12,762
 Gables Residential Trust                                 4,300        122,034
                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                   $
 Healthcare Realty Trust                                  1,300         35,789
 Highwoods Properties                                     6,700        135,675
 HRPT Properties Trust                                   16,900        152,607
 Impac Mortgage Holdings                                  9,800        130,536
 Innkeepers USA Trust                                    11,700         88,218
 Kilroy Realty                                            4,400        109,208
 La Quinta /1/                                           23,900         81,021
 LTC Properties                                           8,600         66,220
 Macerich                                                 2,000         66,000
 Meristar Hospitality                                    14,000         58,240
 Mills                                                    1,300         41,548
 National Health Investors                                2,500         40,625
 Parkway Properties                                       2,500         96,550
 Pennsylvania Real Estate Invest Trust                    6,100        174,155
 Prentiss Properties Trust                                5,700        156,750
 RFS Hotel Investors                                      3,400         36,516
 Saul Centers                                               600         14,154
 Senior Housing Properties Trust                         10,500        131,040
 SL Green Realty                                            600         19,338
 Summit Properties                                          600         11,592
 Taubman Centers                                          3,100         54,281
 Thornburg Mortgage                                       2,500         56,000
 United Dominion Realty Trust                             9,800        163,562
 Urstadt Biddle Properties                                1,000         12,200
 Ventas                                                   8,600        111,800
 Winston Hotels                                           4,200         32,340
                                                                     3,540,614
MULTI-LEVEL DIRECT SELLING (0.09%)
 Nu Skin Enterprises                                      3,400         30,600
MULTI-LINE INSURANCE (0.06%)
 United Fire & Casualty                                     600         19,308
MUSIC (0.11%)
 Steinway Musical Instruments /1/                         2,700         38,070
NETWORKING PRODUCTS (0.45%)
 Anixter International /1/                                3,100         71,238
 Black Box                                                1,300         41,275
 Enterasys Networks /1/                                  16,400         39,360
                                                                       151,873
NON-FERROUS METALS (0.10%)
 RTI International Metals /1/                             2,000         20,200
 USEC                                                     2,100         11,760
                                                                        31,960
NON-HOTEL GAMBLING (0.33%)
 Argosy Gaming /1/                                        5,500        112,035
OFFICE AUTOMATION & EQUIPMENT (0.26%)
 Global Imaging Systems /1/                                 500          9,250
 Imagistics International /1/                             3,700         79,624
                                                                        88,874
OFFICE FURNISHINGS-ORIGINAL (0.01%)
 CompX International                                        500          2,515
OFFICE SUPPLIES & FORMS (0.59%)
 John H. Harland                                          3,800         91,010
                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (CONTINUED)
                                                                   $
 Standard Register                                          500          8,640
 Wallace Computer Services                                3,700         96,681
                                                                       196,331
OIL & GAS (0.08%)
 Spinnaker Exploration /1/                                1,300         27,820
OIL COMPANY-EXPLORATION & PRODUCTION (1.93%)
 3TEC Energy /1/                                          1,800         27,810
 Callon Petroleum /1/                                       500          2,330
 Denbury Resources /1/                                   10,100        107,060
 Houston Exploration /1/                                  2,500         69,925
 Meridian Resource                                        8,900          9,790
 Nuevo Energy /1/                                         2,500         33,500
 Penn Virginia                                              600         23,376
 Range Resources /1/                                     15,700         92,787
 Stone Energy /1/                                         3,200        112,416
 Vintage Petroleum                                        8,100         79,218
 Westport Resources /1/                                   4,300         89,612
                                                                       647,824
OIL FIELD MACHINERY & EQUIPMENT (0.24%)
 Lufkin Industries                                        3,700         82,066
OIL REFINING & MARKETING (0.35%)
 Tesoro Petroleum /1/                                     9,100         70,707
 WD-40                                                    1,800         47,610
                                                                       118,317
OIL-FIELD SERVICES (0.50%)
 Hanover Compressor /1/                                   4,700         39,527
 Oceaneering International /1/                            1,800         40,608
 Oil States International /1/                             3,800         43,244
 Seacor Smit /1/                                          1,200         42,984
                                                                       166,363
OPTICAL SUPPLIES (0.24%)
 Ocular Sciences /1/                                        600          8,700
 Sola International /1/                                   5,200         72,852
                                                                        81,552
PAPER & RELATED PRODUCTS (0.64%)
 Chesapeake                                                 600         10,776
 Louisiana-Pacific /1/                                   13,300        107,464
 Rock-Tenn                                                2,000         26,800
 Schweitzer-Mauduit International                         3,200         70,048
                                                                       215,088
PHYSICIAN PRACTICE MANAGEMENT (0.61%)
 Pediatrix Medical Group /1/                              4,200        133,854
 US Oncology /1/                                          9,900         71,082
                                                                       204,936
POULTRY (0.13%)
 Pilgrims Pride                                           5,000         43,500
PRINTING-COMMERCIAL (0.19%)
 Banta                                                      600         18,630
 Bowne                                                    3,100         34,968
 Consolidated Graphics /1/                                  600         11,460
                                                                        65,058
                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRIVATE CORRECTIONS (0.08%)
                                                                   $
 Cornell /1/                                              2,500         26,875
PROPERTY & CASUALTY INSURANCE (1.87%)
 Argonaut Group                                           3,400         34,272
 Baldwin & Lyons                                            525         12,075
 FPIC Insurance Group /1/                                 2,200         21,472
 Fremont General                                          8,900         83,304
 Harleysville Group                                       1,300         30,680
 LandAmerica Financial Group                              3,700        151,959
 Midland                                                    600         12,234
 Navigators Group                                           500         13,425
 PMA Capital                                              6,100         52,094
 RLI                                                      1,300         38,415
 Stewart Information Services /1/                         6,700        178,756
                                                                       628,686
PUBLISHING-NEWSPAPERS (0.23%)
 Journal Register /1/                                     1,800         31,878
 Lee Enterprises                                            500         17,935
 Pulitzer                                                   600         27,978
                                                                        77,791
RADIO (0.43%)
 Sirius Satellite Radio /1/                              49,500         36,630
 XM Satellite Radio Holdings /1/                         11,000        106,370
                                                                       143,000
REAL ESTATE MANAGEMENT & SERVICES (0.31%)
 Jones Lang LaSalle /1/                                   2,700         40,689
 LNR Property                                             1,800         63,396
                                                                       104,085
RECREATIONAL CENTERS (0.06%)
 Bally Total Fitness Holding /1/                          3,100         19,685
RECREATIONAL VEHICLES (0.11%)
 Arctic Cat                                               2,000         36,440
REINSURANCE (0.26%)
 Odyssey Re Holdings                                      2,000         42,000
 RenaissanceRe Holdings                                   1,000         44,290
                                                                        86,290
REITS-WHOLE LOANS (0.82%)
 Novastar Financial                                       1,800         77,310
 RAIT Investment Trust                                    8,800        198,000
                                                                       275,310
RENTAL-AUTO & EQUIPMENT (0.34%)
 Aaron Rents                                              2,000         44,700
 Dollar Thrifty Automotive Group /1/                      4,300         70,563
                                                                       115,263
RETAIL-APPAREL & SHOE (1.69%)
 Aeropostale /1/                                          8,200        147,600
 AnnTaylor Stores /1/                                     3,200         75,712
 Brown Shoe                                               2,500         73,075
 Burlington Coat Factory Warehouse                        3,100         55,025
 Charlotte Russe Holding /1/                                600          5,664
 Charming Shoppes /1/                                     8,400         39,480
 Claire's Stores                                            600         15,594
 Dress Barn /1/                                           3,200         48,064
                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                   $
 Genesco /1/                                              2,300         34,500
 Kenneth Cole Productions /1/                               600         13,830
 Too /1/                                                  3,200         59,392
                                                                       567,936
RETAIL-AUTO PARTS (0.16%)
 PEP Boys-Manny, Moe & Jack                               6,200         53,072
RETAIL-AUTOMOBILE (0.05%)
 Lithia Motors /1/                                        1,300         17,264
RETAIL-BEDDING (0.03%)
 Linens 'N Things /1/                                       500         10,595
RETAIL-CONVENIENCE STORE (0.37%)
 7-Eleven /1/                                             5,300         47,647
 Casey's General Stores                                   5,900         76,405
                                                                       124,052
RETAIL-DISCOUNT (0.18%)
 ShopKo Stores /1/                                        5,100         61,353
RETAIL-FABRIC STORE (0.19%)
 Jo-Ann Stores /1/                                        2,500         65,000
RETAIL-HYPERMARKETS (0.04%)
 Smart & Final /1/                                        3,100         13,671
RETAIL-JEWELRY (0.25%)
 Friedman's                                               7,400         85,100
RETAIL-OFFICE SUPPLIES (0.28%)
 OfficeMax /1/                                           14,800         83,620
 School Specialty /1/                                       500          9,285
                                                                        92,905
RETAIL-PAWN SHOPS (0.16%)
 Cash America International                               5,100         52,326
RETAIL-PETROLEUM PRODUCTS (0.04%)
 World Fuel Services                                        600         12,852
RETAIL-RESTAURANTS (0.95%)
 Landry's Seafood Restaurant                              8,700        162,690
 Lone Star Steakhouse & Saloon                            4,600         96,462
 Papa John's International /1/                            1,800         42,804
 Ryan's Family Steak Houses /1/                           1,300         16,107
                                                                       318,063
RETAIL-SPORTING GOODS (0.05%)
 Sports Authority /1/                                     1,800         15,534
RETAIL-VIDEO RENTAL (0.23%)
 Hollywood Entertainment /1/                              3,800         67,450
 Movie Gallery /1/                                          600         11,095
                                                                        78,545
RETAIL-VISION SERVICE CENTER (0.05%)
 Cole National /1/                                        2,000         17,440
RETIREMENT & AGED CARE (0.33%)
 Genesis Health Ventures /1/                              7,500        112,200
SAVINGS & LOANS-THRIFTS (3.00%)
 BankAtlantic Bancorp                                     6,100         70,272
                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                   $
 Commercial Federal                                       2,000         43,040
 Dime Community Bancshares                                2,500         57,650
 First Essex Bancorp.                                       500         17,499
 First Federal Capital                                    2,700         51,030
 First Niagara Financial Group                            2,200         26,730
 FIRSTFED AMERICA BANCORP                                 2,500         77,000
 FirstFed Financial /1/                                     600         19,494
 Flagstar Bancorp.                                        6,800        225,080
 Hawthorne Financial /1/                                    600         18,480
 Hudson River Bancorp.                                    4,300        105,694
 ITLA Capital /1/                                           600         21,450
 St Francis Capital                                       2,500         62,725
 Sterling Financial /1/                                   3,200         76,448
 Superior Financial                                       2,000         38,080
 Troy Financial                                             500         13,515
 Willow Grove Bancorp.                                    1,300         19,552
 WSFS Financial                                           1,800         61,920
                                                                     1,005,659
SEISMIC DATA COLLECTION (0.09%)
 Veritas DGC /1/                                          4,600         31,510
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.48%)
 Cirrus Logic /1/                                         6,700         18,224
 Cypress Semiconductor /1/                                2,900         25,288
 Exar /1/                                                 1,300         19,175
 Globespan Virata /1/                                     7,300         44,311
 Standard Microsystems /1/                                1,300         16,458
 Vitesse Semiconductor /1/                               12,000         37,332
                                                                       160,788
SEMICONDUCTOR EQUIPMENT (0.12%)
 ADE /1/                                                  1,300          7,865
 Brooks Automation                                        1,800         15,246
 Dupont Photomasks /1/                                      600         11,154
 Photronics /1/                                             600          7,542
                                                                        41,807
SOFTWARE TOOLS (0.07%)
 Borland Software /1/                                     2,500         22,675
STEEL PIPE & TUBE (0.66%)
 Valmont Industries                                      11,400        220,248
STEEL-PRODUCERS (0.69%)
 Reliance Steel & Aluminum                                3,700         62,900
 Schnitzer Steel Industries                                 600         17,214
 Steel Dynamics /1/                                       9,600        116,160
 United States Steel                                      2,500         35,800
                                                                       232,074
TELECOMMUNICATION EQUIPMENT (0.25%)
 Arris Group /1/                                         14,000         54,614
 CommScope /1/                                            2,500         21,425
 North Pittsburgh Systems                                   500          6,905
                                                                        82,944
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.20%)
 Avanex /1/                                               9,800          8,624
 C-COR.net /1/                                            3,300         11,253
 Finisar /1/                                              9,700          9,021
                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (CONTINUED)
                                                                   $
 New Focus /1/                                            2,500          8,250
 Sycamore Networks /1/                                    9,600         31,008
                                                                        68,156
TELECOMMUNICATION SERVICES (0.45%)
 Commonwealth Telephone Enterprises /1/                   1,300         51,675
 PTEK Holdings /1/                                       17,700         78,942
 Time Warner Telecom /1/                                  5,900         21,240
                                                                       151,857
TELEPHONE-INTEGRATED (0.47%)
 Broadwing /1/                                           20,300         93,989
 CT Communications                                          500          4,960
 General Communication /1/                                4,300         26,621
 Talk America Holdings /1/                                3,600         31,644
                                                                       157,214
TELEVISION (0.09%)
 Sinclair Broadcast Group /1/                             3,000         31,800
THEATERS (0.09%)
 AMC Entertainment /1/                                    3,100         29,698
THERAPEUTICS (2.33%)
 Abgenix /1/                                              2,500         23,750
 Amylin Pharmaceuticals /1/                              10,200        195,330
 Atherogenics /1/                                        15,972        145,345
 Corixa /1/                                               5,000         35,850
 CV Therapeutics /1/                                      2,500         49,950
 ImClone Systems /1/                                      2,500         45,600
 Inspire Pharmaceuticals /1/                              1,000         14,600
 NPS Pharmaceuticals /1/                                  1,200         22,860
 Sangstat Medical /1/                                    17,100        215,460
 Tanox /1/                                                2,000         31,600
                                                                       780,345
TOBACCO (1.15%)
 DIMON                                                    4,400         28,864
 Standard Commercial                                      2,500         40,025
 Universal                                                8,100        316,305
                                                                       385,194
TRANSPORT-AIR FREIGHT (0.12%)
 Airborne                                                 2,000         39,720
TRANSPORT-EQUIPMENT & LEASING (0.14%)
 Gatx                                                       500          9,420
 Interpool                                                2,500         38,100
                                                                        47,520
TRANSPORT-RAIL (0.36%)
 Genesee & Wyoming /1/                                    3,700         64,010
 RailAmerica /1/                                          7,800         57,330
                                                                       121,340
TRANSPORT-SERVICES (0.14%)
 Offshore Logistics /1/                                   2,500         47,500
TRANSPORT-TRUCK (2.08%)
 Covenant Transport /1/                                   2,000         36,518
 JB Hunt Transport Services /1/                           7,300        252,215
 Landstar System /1/                                        500         31,065
 Roadway Express                                          3,100        114,886
                                                       Shares
                                                        Held          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (CONTINUED)
                                                                   $
 SCS Transportation /1/                                   5,100         61,098
 USFreightways                                              500         14,255
 Werner Enterprises                                       3,100         70,029
 Yellow /1/                                               4,400        117,480
                                                                       697,546
TRAVEL SERVICES (0.12%)
 Navigant International /1/                               3,700         39,923
TRUCKING & LEASING (0.05%)
 Amerco /1/                                               2,400         17,952
VITAMINS & NUTRITION PRODUCTS (0.08%)
 NBTY /1/                                                 1,800         27,900
WATER (0.21%)
 American States Water                                    1,300         33,592
 California Water Service Group                           1,300         35,555
                                                                        69,147
WEB PORTALS (0.66%)
 Earthlink /1/                                           10,700         73,723
 United Online /1/                                        6,600        147,576
                                                                       221,299
WIRELESS EQUIPMENT (0.58%)
 Aether Systems /1/                                       4,400         15,928
 Allen Telecom /1/                                        6,100         82,533
 American Tower /1/                                       8,100         53,784
 REMEC /1/                                                3,800         18,810
 Stratex Networks /1/                                    10,100         24,846
                                                                       195,901
                                           TOTAL COMMON STOCKS      32,731,812


                                                     Principal
                                                       Amount         Value
-------------------------------------------------------------------------------------
TREASURY BONDS (0.18%)
 U.S. Treasury /2/                                   10,000,000
                                                     $             $
  2.75%; 10/31/03                                        60,000         60,481
                                          TOTAL TREASURY BONDS          60,481
                                                                   -----------

                          TOTAL PORTFOLIO INVESTMENTS (97.72%)      32,792,293
CASH AND RECEIVABLES, NET OF LIABILITIES (2.28%)                       764,882
                                    TOTAL NET ASSETS (100.00%)     $33,557,175
                                                                   -------------
                                                                   Unrealized
     Contract                       Opening          Current         Gain
      Type        Commitment      Market Value     Market Value     (Loss)
-------------------------------------------------------------------------------
FUTURES CONTRACTS

3 Russell 2000        Buy             $554,966        $597,975        $43,009
June, 2003
Futures

/1/ Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for futures contracts.

                                      243

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           PREFERRED SECURITIES FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                   Shares
                                                    Held           Value
----------------------------------------------------------------------------------
PREFERRED STOCKS (72.52%)
AUTO-CARS & LIGHT TRUCKS (0.09%)
                                                                $
 General Motors                                       3,000          76,230
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.59%)
 Magna International                                 18,900         500,850
CELLULAR TELECOMMUNICATIONS (0.34%)
 US Cellular                                         10,525         285,754
COMMERCIAL BANKS (5.05%)
 Banco Espirito Santo Overseas                        9,100         233,415
 Banco Totta & Acores Finance                        10,400         278,512
 BancWest Capital I                                   2,500          72,000
 Banesto Holdings /1/                                11,000         337,315
 Barclays Bank                                        6,000         152,520
 BSCH Finance                                        26,300         683,274
 BSCH Finance                                        25,000         631,500
 BSCH Finance                                         5,300         144,796
 Compass Capital III                                 29,300         776,450
 Lincoln National Capital V                          18,400         485,208
 National Commerce Capital Trust II                  10,800         288,144
 VNB Capital Trust I                                  7,000         185,500
                                                                  4,268,634
DIVERSIFIED FINANCIAL SERVICES (2.97%)
 Citigroup Capital VII                               15,700         422,801
 Citigroup Capital VIII                              20,300         536,732
 General Electric Capital                             2,000          51,960
 Household Capital Trust I                           25,000         636,250
 Household Capital Trust V                            6,900         197,340
 Household Capital Trust VI                          10,000         268,000
 Household Capital Trust VII                         10,400         274,872
 Svensk Exportkredit                                  5,000         126,950
                                                                  2,514,905
DIVERSIFIED OPERATIONS (1.21%)
 Grand Metropolitan                                  37,800       1,026,270
ELECTRIC-DISTRIBUTION (0.30%)
 Yorkshire Capital Trust I                           10,000         253,000
ELECTRIC-INTEGRATED (5.32%)
 BGE Capital Trust I                                  4,000         100,760
 CPL Capital I                                        2,500          62,925
 Dominion Resources                                   5,000         258,350
 DTE Energy Trust I                                   8,000         211,600
 Duke Energy Capital Trust I                            800          19,992
 Energy East Capital Trust I                          8,000         212,640
 Entergy Louisiana                                   15,000         402,600
 Entergy Mississippi                                 40,000       1,056,000
 Georgia Power                                       20,000         498,200
 KeySpan                                             10,000         507,500
 SCE&G Trust I                                        2,700          68,175
 SWEPCO Capital I                                    12,800         323,200
 Tennessee Valley Authority                          21,700         552,265
 Virginia Electric & Power                            8,800         225,280
                                                                  4,499,487
FINANCE-AUTO LOANS (0.34%)
 General Motors Acceptance                           11,600         290,928
                                                   Shares
                                                    Held           Value
----------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
FINANCE-CONSUMER LOANS (1.88%)
                                                                $
 Household Finance                                   61,410       1,593,590
FINANCE-INVESTMENT BANKER & BROKER (6.20%)
 Bear Stearns Capital Trust I                         2,000          50,820
 Bear Stearns Capital Trust III                      10,200         274,788
 Lehman Brothers Holdings Capital Trust I             1,900          49,419
 Lehman Brothers Holdings Capital Trust II           18,400         480,976
 Lehman Brothers Holdings Capital
  Trust III                                          50,000       1,255,000
 Merrill Lynch Preferred Capital Trust IV            13,600         359,448
 Merrill Lynch Preferred Capital Trust V             44,400       1,179,264
 Morgan Stanley Capital Trust II                     26,400         690,096
 Morgan Stanley Capital Trust III                    36,000         903,960
                                                                  5,243,771
FINANCE-LEASING COMPANY (0.65%)
 AT&T Capital                                         5,000         127,650
 AT&T Capital                                        16,500         419,760
                                                                    547,410
FINANCE-MORTGAGE LOAN/BANKER (2.68%)
 Countrywide Financial                               90,000       2,261,700
FINANCE-OTHER SERVICES (2.42%)
 General Electric Capital                            60,500       1,540,330
 Philadelphia Authority for Industrial
  Development                                         1,400          35,980
 PSO Capital I                                        7,900         199,080
 TDS Capital I                                        4,500         113,175
 TransCanada Capital                                  6,000         156,000
                                                                  2,044,565
FINANCIAL GUARANTEE INSURANCE (4.71%)
 Ambac Financial Group                               41,000       1,032,380
 Ambac Financial Group                               53,000       1,322,350
 Financial Security Assurance Holdings                2,500          66,500
 Financial Security Assurance Holdings               60,525       1,541,572
 MBIA                                                   700          19,530
                                                                  3,982,332
GAS-DISTRIBUTION (0.13%)
 AGL Capital Trust II                                 4,000         106,920
LIFE & HEALTH INSURANCE (1.23%)
 American General Capital I                           2,300          61,962
 Hartford Life Capital II                             5,700         150,879
 PLC Capital Trust III                               10,400         275,392
 PLC Capital Trust IV                                 9,300         239,940
 Torchmark Capital Trust I                           11,900         313,565
                                                                  1,041,738
MEDICAL-DRUGS (0.19%)
 Rhone-Poulenc                                        6,300         160,650
MISCELLANEOUS INVESTING (4.90%)
 AMB Property                                        14,300         361,933
 Archstone-Smith Trust                               12,000         320,400
 AvalonBay Communities                                7,800         223,080
 BRE Properties                                       4,000         106,600
 Duke Realty                                          2,200          59,004
 Equity Residential                                   8,800         241,472
                                                   Shares
                                                    Held           Value
----------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                $
 Equity Residential                                  18,700         471,801
 Equity Residential                                   6,900         188,370
 First Industrial Realty Trust                       14,300         357,500
 HRPT Properties Trust                                4,000         107,760
 HRPT Properties Trust                               20,703         538,485
 Prologis Trust                                       6,700         174,334
 Public Storage                                       3,500          91,840
 Public Storage                                       2,000          52,540
 Public Storage                                       7,000         191,100
 Public Storage                                       8,000         223,200
 Shurgard Storage Centers                             4,000         108,000
 Vornado Realty Trust                                12,600         324,954
                                                                  4,142,373
MONEY CENTER BANKS (3.21%)
 ABN AMRO Capital Funding Trust I                    32,300         824,942
 ABN AMRO Capital Funding Trust II                    7,200         185,544
 BAC Capital Trust I                                 18,600         494,016
 BBVA Privanza International                          4,500         113,940
 Chase Capital Trust IV                              13,800         349,140
 Chase Capital Trust VIII                             1,700          47,430
 JP Morgan Chase Capital IX                          10,400         277,992
 National Westminster Bank                           16,500         421,080
                                                                  2,714,084
MULTI-LINE INSURANCE (3.13%)
 Hartford Capital I                                  10,850         273,962
 Hartford Capital III                                 1,300          34,164
 ING Groep                                           20,500         529,310
 ING Groep                                           65,000       1,706,250
 PartnerRe                                            4,100         102,541
                                                                  2,646,227
OIL & GAS DRILLING (0.34%)
 Suncor Energy                                       10,700         285,155
OIL COMPANY-EXPLORATION & PRODUCTION (0.63%)
 EnCana                                              19,800         531,630
OIL COMPANY-INTEGRATED (0.20%)
 Coastal Finance I                                    8,500         168,895
PIPELINES (0.58%)
 TransCanada PipeLines                               19,200         492,480
PROPERTY & CASUALTY INSURANCE (2.20%)
 Ace Capital Trust I                                 10,200         272,340
 XL Capital                                          18,500         495,430
 XL Capital                                          41,200       1,090,152
                                                                  1,857,922
REGIONAL BANKS (10.52%)
 BAC Capital Trust II                                 5,000         132,450
 BAC Capital Trust III                               10,600         284,716
 BAC Capital Trust IV                                20,000         491,000
 Bank One Capital II                                 21,800         610,400
 Bank One Capital Trust V                             4,400         120,472
 Bank One Capital Trust VI                            5,500         145,585
 Comerica Capital Trust I                            10,600         284,080
 Fleet Capital Trust IV                              13,500         339,660
 Fleet Capital Trust VI                              10,100         278,255
                                                   Shares
                                                    Held           Value
----------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                $
 Fleet Capital Trust VIII                             2,700          70,794
 SunTrust Capital IV                                  3,000          80,250
 U.S. Bancorp Capital III                            23,200         623,152
 Union Planter Preferred Funding /1/                     10         984,781
 USB Capital IV                                      23,900         632,155
 USB Capital V                                        9,800         259,700
 Wachovia                                            50,000       1,341,000
 Wells Fargo Capital VII                             90,000       2,218,500
                                                                  8,896,950
REINSURANCE (4.22%)
 Converium Finance                                   53,100       1,383,786
 Everest Re Capital Trust                            53,000       1,412,450
 Partner Re Capital Trust I                           7,400         199,578
 RenaissanceRe Holdings                               1,900          51,110
 RenaissanceRe Holdings                              20,000         517,000
                                                                  3,563,924
SPECIAL PURPOSE ENTITY (3.92%)
 ANZ Exchangeable Preferred Trust                     3,700          94,202
 ANZ Exchangeable Preferred Trust II                 16,300         419,399
 Corporate-Backed Trust Certificates                 20,000         540,400
 Corporate-Backed Trust Certificates                  9,100         238,693
 Corporate-Backed Trust Certificates                 12,600         333,270
 Corporate-Backed Trust Certificates                  9,400         253,330
 Corporate-Backed Trust Certificates                  5,300         139,178
 Corporate-Backed Trust Certificates                  5,400         143,424
 Corts Trust for First Union Institutional
  Capital I                                           3,800         108,300
 NAB Trust                                           21,550         550,171
 SATURNS                                             19,200         495,360
                                                                  3,315,727
TELEPHONE-INTEGRATED (2.23%)
 Alltel                                              10,000         483,000
 Bellsouth Capital Funding                            5,000         130,550
 Citizens Communications                             30,000         682,500
 Telephone & Data Systems                            10,000         259,600
 Verizon                                             12,800         333,440
                                                                  1,889,090
VENTURE CAPITAL (0.14%)
 Duke Capital Financing Trust III                     4,400         118,360
                                    TOTAL PREFERRED STOCKS       61,321,551

                                                 Principal
                                                   Amount          Value
----------------------------------------------------------------------------------
BONDS (22.36%)
COMMERCIAL BANKS (1.35%)
 First Empire Capital Trust I
                                                 $              $
  8.23%; 02/01/27                                 1,000,000       1,138,126
ELECTRIC-INTEGRATED (1.20%)
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                 1,000,000       1,016,384

                                                 Principal
                                                   Amount          Value
----------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (1.23%)
 General Motors Acceptance
                                                 $              $
  8.00%; 11/01/31                                 1,000,000       1,041,538
FINANCE-INVESTMENT BANKER & BROKER (1.27%)
 JP Morgan Capital Trust I
  7.54%; 01/15/27                                 1,000,000       1,076,710
FINANCE-MORTGAGE LOAN/BANKER (3.71%)
 Countrywide Capital I
  8.00%; 12/15/26                                   500,000         560,553
 Federal Home Loan Mortgage
  5.88%; 03/21/11                                 1,300,000       1,441,253
 Federal National Mortgage Association
  6.25%; 02/01/11                                 1,000,000       1,132,234
                                                                  3,134,040
FINANCE-OTHER SERVICES (2.51%)
 St. George Funding /1/
  8.48%; 06/30/17                                 2,000,000       2,122,786
LIFE & HEALTH INSURANCE (1.29%)
 MIC Financing Trust I /1/
  8.38%; 02/01/27                                 1,000,000       1,092,851
MONEY CENTER BANKS (0.69%)
 BankAmerica Institution /1/
  8.07%; 12/31/26                                   500,000         585,444
MULTI-LINE INSURANCE (2.00%)
 Safeco Capital Trust I
  8.07%; 07/15/37                                 1,500,000       1,690,877
PROPERTY & CASUALTY INSURANCE (1.22%)
 W.R. Berkley Capital Trust
  8.20%; 12/15/45                                 1,000,000       1,026,332
REGIONAL BANKS (1.30%)
 BankBoston
  7.75%; 12/15/26                                 1,000,000       1,100,985
REINSURANCE (1.27%)
 RenaissanceRe Capital Trust
  8.54%; 03/01/27                                 1,000,000       1,076,166
SAVINGS & LOANS-THRIFTS (3.32%)
 Dime Capital Trust I
  9.33%; 05/06/27                                   500,000         610,349
 Great Western Financial
  8.21%; 02/01/27                                 1,931,000       2,191,521
                                                                  2,801,870
                                               TOTAL BONDS       18,904,109

                                                 Principal
                                                   Amount          Value
----------------------------------------------------------------------------------
TREASURY BONDS (2.07%)
 U.S. Treasury
                                                 $              $
  3.88%; 02/15/13                                 1,750,000       1,752,324
                                      TOTAL TREASURY BONDS        1,752,324
                                                                -----------

                      TOTAL PORTFOLIO INVESTMENTS (96.95%)       81,977,984
CASH AND RECEIVABLES, NET OF LIABILITIES (3.05%)                  2,575,558
                                TOTAL NET ASSETS (100.00%)      $84,553,542
                                                                -------------
/1/ Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled
    $5,123,177 or 6.06% of net assets.

                                      246

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2010 FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                  Shares
                                                   Held            Value
----------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.97%)
PRINCIPAL INVESTORS FUND, INC.
                                                                $
 Bond & Mortgage Securities Fund                 2,136,748       23,183,720
 International Fund II                             766,208        5,271,510
 LargeCap Growth Fund                              674,809        3,482,017
 LargeCap S&P 500 Index Fund                     1,453,861       10,133,412
 LargeCap Value Fund                               401,875        3,436,028
 Money Market Fund                               7,152,598        7,152,598
 Partners LargeCap Growth Fund II                  544,806        3,481,312
 Partners LargeCap Value Fund                      642,621        6,316,966
 Preferred Securities Fund                         498,565        5,389,488
 Real Estate Fund                                  593,414        7,204,050
 SmallCap S&P 600 Index Fund                       303,225        2,989,800
                                                                 78,040,901
                               TOTAL INVESTMENT COMPANIES        78,040,901
                                                                -----------

                     TOTAL PORTFOLIO INVESTMENTS (98.97%)        78,040,901
CASH AND RECEIVABLES, NET OF LIABILITIES (1.03%)                    808,618
                               TOTAL NET ASSETS (100.00%)       $78,849,519
                                                                -------------

                                      247

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2020 FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                  Shares
                                                   Held           Value
----------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.83%)
PRINCIPAL INVESTORS FUND, INC. (97.83%)
                                                               $
 Bond & Mortgage Securities Fund                 2,773,469       30,092,139
 International Fund II                           1,289,255        8,870,074
 LargeCap Growth Fund                            1,169,680        6,035,551
 LargeCap S&P 500 Index Fund                     2,282,317       15,907,749
 LargeCap Value Fund                               687,783        5,880,546
 Partners LargeCap Growth Fund II                  944,342        6,034,345
 Partners LargeCap Value Fund                    1,110,188       10,913,153
 Partners SmallCap Growth Fund II                  282,496        1,641,299
 Preferred Securities Fund                         638,431        6,901,441
 Real Estate Fund                                  760,142        9,228,125
 SmallCap S&P 600 Index Fund                       186,418        1,838,086
 SmallCap Value Fund                               147,754        1,625,291
                                                                104,967,799
                               TOTAL INVESTMENT COMPANIES       104,967,799
                                                               ------------

                     TOTAL PORTFOLIO INVESTMENTS (97.83%)       104,967,799
CASH AND RECEIVABLES, NET OF LIABILITIES (2.17%)                  2,328,665
                               TOTAL NET ASSETS (100.00%)      $107,296,464
                                                               --------------

                                      248

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2030 FUND

                           APRIL 30, 2003 (UNAUDITED)



                                                  Shares
                                                   Held              Value
------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.95%)
PRINCIPAL INVESTORS FUND, INC. (98.95%)
                                                                  $
 Bond & Mortgage Securities Fund                 1,814,248         19,684,586
 International Fund II                           1,334,205          9,179,333
 LargeCap Growth Fund                            1,228,511          6,339,116
 LargeCap S&P 500 Index Fund                     2,339,321         16,305,068
 LargeCap Value Fund                               727,046          6,216,248
 Partners LargeCap Growth Fund II                  991,920          6,338,367
 Partners LargeCap Value Fund                    1,171,154         11,512,447
 Partners SmallCap Growth Fund II                  310,554          1,804,316
 Preferred Securities Fund                         421,490          4,556,306
 Real Estate Fund                                  498,229          6,048,504
 SmallCap S&P 600 Index Fund                       171,285          1,688,872
 SmallCap Value Fund                               162,401          1,786,409
                                                                   91,459,572
                               TOTAL INVESTMENT COMPANIES          91,459,572
                                                                  -----------

                     TOTAL PORTFOLIO INVESTMENTS (98.95%)          91,459,572
CASH AND RECEIVABLES, NET OF LIABILITIES (1.05%)                      974,552
                               TOTAL NET ASSETS (100.00%)         $92,434,124
                                                                  -------------




                                      249

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2040 FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.40%)
PRINCIPAL INVESTORS FUND, INC. (98.40%)
                                                                    $
 Bond & Mortgage Securities Fund                 494,883              5,369,476
 International Fund II                           580,177              3,991,618
 LargeCap Growth Fund                            546,551              2,820,202
 LargeCap S&P 500 Index Fund                     995,150              6,936,199
 LargeCap Value Fund                             320,905              2,743,735
 Partners LargeCap Growth Fund II                441,293              2,819,864
 Partners LargeCap Value Fund                    516,192              5,074,170
 Partners SmallCap Growth Fund II                134,597                782,006
 Preferred Securities Fund                        95,924              1,036,939
 Real Estate Fund                                104,236              1,265,420
 SmallCap S&P 600 Index Fund                      78,366                772,690
 SmallCap Value Fund                              70,391                774,302
                                                                     34,386,621
                             TOTAL INVESTMENT COMPANIES              34,386,621
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (98.40%)              34,386,621
CASH AND RECEIVABLES, NET OF LIABILITIES (1.60%)                        557,915
                             TOTAL NET ASSETS (100.00%)             $34,944,536
                                                                    -------------




                                      250

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2050 FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.87%)
PRINCIPAL INVESTORS FUND, INC. (98.87%)
                                                                    $
 Bond & Mortgage Securities Fund                  85,575                928,483
 International Fund II                           237,756              1,635,760
 LargeCap Growth Fund                            226,061              1,166,476
 LargeCap S&P 500 Index Fund                     396,163              2,761,254
 LargeCap Value Fund                             133,424              1,140,776
 Partners LargeCap Growth Fund II                182,531              1,166,375
 Partners LargeCap Value Fund                    213,329              2,097,027
 Partners SmallCap Growth Fund II                 54,608                317,272
 Preferred Securities Fund                        19,881                214,909
 Real Estate Fund                                 23,503                285,328
 SmallCap S&P 600 Index Fund                      30,523                300,958
 SmallCap Value Fund                              28,558                314,143
                                                                     12,328,761
                             TOTAL INVESTMENT COMPANIES              12,328,761
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (98.87%)              12,328,761
CASH AND RECEIVABLES, NET OF LIABILITIES (1.13%)                        141,017
                             TOTAL NET ASSETS (100.00%)             $12,469,778
                                                                    -------------




                                      251

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                      Shares
                                                       Held        Value
----------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.67%)
PRINCIPAL INVESTORS FUND, INC. (97.67%)
                                                                $
 Bond & Mortgage Securities Fund                       958,987   10,405,012
 International Fund II                                 253,967    1,747,296
 LargeCap Growth Fund                                  208,037    1,073,473
 LargeCap S&P 500 Index Fund                           525,955    3,665,908
 LargeCap Value Fund                                   122,692    1,049,019
 Money Market Fund                                   6,421,191    6,421,191
 Partners LargeCap Growth Fund II                      167,960    1,073,261
 Partners LargeCap Value Fund                          195,766    1,924,376
 Preferred Securities Fund                             224,249    2,424,127
 Real Estate Fund                                      262,384    3,185,336
 SmallCap S&P 600 Index Fund                           100,423      990,168
                                                                 33,959,167
                                   TOTAL INVESTMENT COMPANIES    33,959,167
                                                                -----------

                         TOTAL PORTFOLIO INVESTMENTS (97.67%)    33,959,167
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (2.33%)                                                            810,871
                                   TOTAL NET ASSETS (100.00%)   $34,770,038
                                                                -------------

                                      252

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                REAL ESTATE FUND

                           APRIL 30, 2003 (UNAUDITED)


                                                     Shares
                                                      Held          Value
------------------------------------------------------------------------------------
COMMON STOCKS (96.92%)
APARTMENT REITS (12.30%)
                                                                 $
 Apartment Investment & Management                     59,700       2,254,272
 Archstone-Smith Trust                                122,240       2,787,072
 Equity Residential Properties Trust                  137,400       3,560,034
 Home Properties of New York                           60,600       2,104,638
 United Dominion Realty Trust                         147,400       2,460,106
                                                                   13,166,122
DIVERSIFIED REITS (11.42%)
 Brookfield Properties                                153,600       3,110,400
 Capital Automotive                                   138,360       3,582,140
 Entertainment Properties Trust                        36,644         987,556
 iShares Cohen & Steers Realty Majors Index
  Fund                                                 18,500       1,574,350
 Lexington Corporate Properties Trust                  81,100       1,398,164
 Liberty Property Trust                                50,300       1,573,887
                                                                   12,226,497
FACTORY OUTLET REITS (4.40%)
 Chelsea Property Group                               118,900       4,715,574
HOTEL REITS (0.59%)
 Host Marriott /1/                                     58,700         453,164
 LaSalle Hotel Properties                              12,791         178,946
                                                                      632,110
MALL REITS (20.54%)
 CBL & Associates Properties                           94,338       4,004,648
 General Growth Properties                             96,500       5,367,330
 Macerich                                              37,000       1,221,000
 Mills                                                 94,700       3,026,612
 Rouse                                                 58,100       2,018,975
 Simon Property Group                                 173,000       6,352,560
                                                                   21,991,125
MANUFACTURED HOUSING REITS (1.46%)
 Manufactured Home Communities                         48,700       1,560,348
OFFICE & INDUSTRIAL REITS (25.04%)
 Alexandria Real Estate Equities                       35,624       1,506,895
 AMB Property                                          40,518       1,106,142
 Boston Properties                                    104,900       4,112,080
 Centerpoint Properties Trust                          49,070       2,843,607
 Corporate Office Properties Trust                     33,400         509,350
 Cousins Properties                                    65,400       1,717,404
 Duke-Weeks Realty                                     23,600         646,640
 Equity Office Properties Trust                       191,638       4,976,839
 Prologis Trust                                       211,500       5,444,010
 PS Business Parks                                     19,140         595,445
 SL Green Realty                                      103,900       3,348,697
                                                                   26,807,109
SELF STORAGE REITS (1.64%)
 Public Storage                                        54,600       1,755,390
SHOPPING CENTER REITS (19.53%)
 Developers Diversified Realty                        199,100       5,017,320
 Kimco Realty                                         130,400       4,720,480
 Pan Pacific Retail Properties                        116,399       4,553,529
 Realty Income                                         49,000       1,842,400
 Regency Centers                                       26,659         879,747
                                                     Shares
                                                      Held          Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHOPPING CENTER REITS (CONTINUED)
                                                                 $
 Weingarten Realty Investors                           98,750       3,900,625
                                                                   20,914,101
                                         TOTAL COMMON STOCKS      103,768,376

                                                   Principal
                                                     Amount         Value
------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.91%)
FINANCE-MORTGAGE LOAN/BANKER (2.91%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank                           10,000,000
                                                   $             $
  1.25%; 05/01/03                                   3,113,820       3,113,820
                                      TOTAL COMMERCIAL PAPER        3,113,820
                                                                 ------------

                        TOTAL PORTFOLIO INVESTMENTS (99.83%)      106,882,196
CASH AND RECEIVABLES, NET OF LIABILITIES (0.17%)                      181,449
                                  TOTAL NET ASSETS (100.00%)     $107,063,645
                                                                 --------------



/1 /Non-income producing security.

                                      253

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP BLEND FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held         Value
------------------------------------------------------------------------------------
COMMON STOCKS (97.36%)
AEROSPACE & DEFENSE EQUIPMENT (0.93%)
                                                                  $
 Alliant Techsystems /1/                                  5,511       296,051
AIRLINES (0.94%)
 Atlantic Coast Airlines Holdings /1/                     9,160        76,486
 ExpressJet Holdings /1/                                 11,110       128,321
 Mesa Air Group /1/                                      17,490        94,096
                                                                      298,903
APPAREL MANUFACTURERS (0.01%)
 Phillips-Van Heusen                                        285         3,785
APPLICATIONS SOFTWARE (1.51%)
 J.D. Edwards /1/ /2/                                    20,915       250,562
 MRO Software /1/                                         5,710        48,935
 Pinnacle Systems /1/                                    19,176       181,213
                                                                      480,710
ATHLETIC FOOTWEAR (0.78%)
 Reebok International /1/                                 7,970       247,548
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.86%)
 American Axle & Manufacturing Holdings /1/               3,570        88,964
 Lear /1/                                                 4,670       185,586
                                                                      274,550
BATTERIES & BATTERY SYSTEMS (0.96%)
 Energizer Holdings /1/                                   7,549       217,562
 Rayovac /1/                                              8,530        88,712
                                                                      306,274
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.20%)
 Simpson Manufacturing /1/                                1,820        63,918
BUILDING PRODUCTS-AIR & HEATING (0.93%)
 Lennox International                                    19,842       294,852
BUILDING PRODUCTS-LIGHT FIXTURES (0.16%)
 Genlyte Group /1/                                        1,320        49,790
BUILDING PRODUCTS-WOOD (0.16%)
 Universal Forest Products                                2,966        52,202
BUILDING-RESIDENTIAL & COMMERCIAL (0.58%)
 Lennar                                                       1            27
 M/I Schottenstein Homes                                  2,572        87,859
 Meritage /1/                                             2,534        96,672
                                                                      184,558
CASINO SERVICES (0.32%)
 Scientific Games /1/                                    15,870       103,472
CHEMICALS-DIVERSIFIED (0.81%)
 Hercules /1/                                            21,960       222,894
 Octel                                                    2,313        34,232
                                                                      257,126
CHEMICALS-PLASTICS (0.04%)
 A. Schulman                                                715        11,697
CHEMICALS-SPECIALTY (0.29%)
 Cytec Industries /1/                                     2,875        92,029
                                                       Shares
                                                        Held         Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.76%)
                                                                  $
 Benchmark Electronics /1/                                9,306       241,491
COMMERCIAL BANKS (8.45%)
 BancorpSouth                                             8,139       163,594
 Cathay Bancorp                                           1,280        55,680
 Chemical Financial                                       3,365        99,099
 Commerce Bancorp.                                        8,216       334,145
 Community First Bankshares                               3,590        96,646
 CPB                                                      4,040       102,818
 Cullen/Frost Bankers                                     1,970        64,596
 East-West Bancorp                                        2,100        71,085
 Greater Bay Bancorp                                      5,970        95,520
 Hibernia                                                14,358       260,167
 Hudson United Bancorp                                    9,382       312,796
 Mercantile Bankshares                                    1,795        68,820
 Pacific Capital Bancorp.                                 7,023       229,027
 R & G Financial                                          6,265       169,656
 South Financial Group /2/                               12,215       299,268
 Sterling Bancorp                                         2,869        78,381
 Whitney Holding                                          4,250       143,565
 Yardville National Bancorp.                              2,580        47,008
                                                                    2,691,871
COMMERCIAL SERVICES (0.58%)
 Pre-Paid Legal Services /1/                              8,060       185,864
COMMUNICATIONS SOFTWARE (0.24%)
 Inter-Tel                                                4,690        77,151
COMPUTER SERVICES (0.87%)
 Anteon International /1/                                 3,140        74,355
 Fidelity National Information Solutions /1/              5,730       100,562
 SRA International /1/                                    4,334       102,499
                                                                      277,416
COMPUTERS-INTEGRATED SYSTEMS (0.41%)
 McData /1/                                               5,920        62,634
 Micros Systems /1/                                       2,664        66,680
                                                                      129,314
COMPUTERS-MEMORY DEVICES (1.65%)
 Iomega /1/                                              15,497       144,122
 Maxtor /1/                                              27,590       151,745
 SanDisk /1/                                              4,964       120,129
 Western Digital /1/                                     11,891       110,943
                                                                      526,939
CONSULTING SERVICES (1.57%)
 Advisory Board /1/                                       4,260       156,001
 Gartner /1/                                             23,570       187,146
 Right Management Consultants /1/                        12,550       156,875
                                                                      500,022
CONSUMER PRODUCTS-MISCELLANEOUS (1.22%)
 Central Garden & Pet /1/                                 5,640       136,657
 Dial                                                     4,888       101,817
 Jarden /1/                                               5,040       148,680
                                                                      387,154
CONTAINERS-METAL & GLASS (0.55%)
 Silgan Holdings /1/                                      6,578       175,106
                                                       Shares
                                                        Held         Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (0.81%)
                                                                  $
 Fair, Isaac                                              4,961       258,369
DIAGNOSTIC KITS (0.45%)
 Idexx Laboratories /1/                                   3,656       142,584
DIVERSIFIED MANUFACTURING OPERATIONS (2.02%)
 A.O. Smith                                               4,240       126,437
 Carlisle                                                 4,488       203,576
 Griffon /1/                                              8,355       113,795
 Pentair                                                  5,178       199,560
                                                                      643,368
DRUG DELIVERY SYSTEMS (0.68%)
 Noven Pharmaceuticals /1/                               22,396       215,673
E-COMMERCE-SERVICES (0.62%)
 Pegasus Solutions /1/                                    9,310       110,789
 WebMD /1/                                                9,040        87,146
                                                                      197,935
ELECTRIC-INTEGRATED (1.56%)
 CH Energy Group                                          1,352        56,852
 Cleco                                                   15,650       234,750
 Puget Energy                                             9,658       203,977
                                                                      495,579
ELECTRICAL COMPONENTS & EQUIPMENT (0.29%)
 Power-One /1/                                           15,860        92,781
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.66%)
 DSP Group /1/                                            4,455        93,110
 Methode Electronics                                     11,205       117,652
                                                                      210,762
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.50%)
 Cree /1/                                                 6,580       131,271
 ParthusCeva /1/                                          3,798        16,141
 Pixelworks /1/                                          23,295       173,548
 PLX Technology /1/                                      10,820        30,080
 PMC - Sierra /1/                                        41,064       338,778
 Silicon Laboratories /1/                                 3,770       107,256
                                                                      797,074
ELECTRONIC MEASUREMENT INSTRUMENTS (0.25%)
 Analogic                                                 1,700        81,175
ELECTRONIC PARTS DISTRIBUTION (0.45%)
 Avnet /1/                                               11,180       142,545
ELECTRONICS-MILITARY (0.61%)
 Engineered Support Systems                               5,602       194,557
ENGINES-INTERNAL COMBUSTION (0.37%)
 Briggs & Stratton                                        2,630       118,718
ENTERPRISE SOFTWARE & SERVICE (1.17%)
 Hyperion Solutions /1/                                   3,290        93,041
 ManTech International /1/                                5,050        78,780
 Novell /1/                                              29,230        80,383
 Packeteer /1/                                            9,342       122,193
                                                                      374,397
                                                       Shares
                                                        Held         Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (0.69%)
                                                                  $
 Take-Two Interactive Software /1/                        9,800       220,500
FINANCE-MORTGAGE LOAN/BANKER (2.16%)
 Doral Financial                                          7,570       302,876
 New Century Financial                                    7,907       291,215
 Saxon Capital /1/                                        6,460        95,285
                                                                      689,376
FOOD-CANNED (0.45%)
 Del Monte Foods /1/                                     17,850       141,907
FUNERAL SERVICE & RELATED ITEMS (0.22%)
 Stewart Enterprises /1/                                 23,461        68,741
GARDEN PRODUCTS (0.50%)
 Toro                                                     4,254       158,717
GAS-DISTRIBUTION (2.76%)
 AGL Resources                                            5,866       150,932
 Energen                                                  6,130       201,064
 ONEOK                                                   14,510       275,255
 Southern Union /1/                                       8,910       124,294
 UGI /2/                                                  4,021       127,064
                                                                      878,609
HUMAN RESOURCES (0.50%)
 CDI /1/                                                  5,697       159,117
IDENTIFICATION SYSTEM-DEVELOPMENT (0.29%)
 Paxar /1/                                                9,012        93,094
INDUSTRIAL GASES (0.39%)
 Airgas /1/                                               6,095       123,302
INSTRUMENTS-CONTROLS (0.33%)
 Thermo Electron /1/                                      5,780       105,023
INSTRUMENTS-SCIENTIFIC (0.26%)
 Varian /1/                                               2,618        82,755
INSURANCE BROKERS (1.00%)
 Hilb, Rogal & Hamilton                                   9,006       320,163
INTERNET APPLICATION SOFTWARE (0.25%)
 S1 /1/                                                  18,090        79,596
LEISURE & RECREATION PRODUCTS (0.34%)
 K2 /1/                                                  11,446       109,195
LIFE & HEALTH INSURANCE (0.83%)
 Stancorp Financial Group                                 1,612        86,564
 UICI /1/                                                14,820       176,358
                                                                      262,922
LOTTERY SERVICES (1.01%)
 Gtech Holdings /1/                                       9,579       322,525
MACHINERY-GENERAL INDUSTRY (0.58%)
 Tecumseh Products                                        1,327        53,399
 Wabtec                                                  10,770       132,040
                                                                      185,439
MACHINERY-PRINT TRADE (0.39%)
 Imation /1/                                              3,665       125,709
                                                       Shares
                                                        Held         Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (0.17%)
                                                                  $
 VitalWorks /1/                                          15,080        52,780
MEDICAL INSTRUMENTS (0.70%)
 Techne /1/                                              10,000       222,100
MEDICAL PRODUCTS (2.39%)
 Hanger Orthopedic Group /1/                             10,690       110,214
 Henry Schein /1/                                         5,540       239,051
 INAMED /1/                                               3,240       120,820
 Mentor                                                   4,620        85,516
 PolyMedica                                               5,560       207,110
                                                                      762,711
MEDICAL STERILIZATION PRODUCT (0.52%)
 Steris /1/                                               7,275       165,142
MEDICAL-BIOMEDICAL/GENE (2.54%)
 Bio-Rad Laboratories /1/                                 5,844       273,207
 Bio-Technology General /1/                              17,099        59,162
 Celera Genomics Group /1/                               23,111       242,665
 Gene Logic /1/                                           7,319        48,379
 Protein Design Labs /1/                                 18,760       186,287
                                                                      809,700
MEDICAL-DRUGS (1.18%)
 Endo Pharmaceuticals Holdings /1/                       14,890       245,983
 ICN Pharmaceuticals                                      7,029        61,504
 Priority Healthcare /1/                                  2,960        67,488
                                                                      374,975
MEDICAL-GENERIC DRUGS (0.35%)
 Watson Pharmaceutical /1/                                3,861       112,239
MEDICAL-HMO (0.37%)
 Sierra Health Services /1/                               7,094       117,760
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.60%)
 Apria Healthcare Group /1/ /2/                           6,124       143,608
 Prime Medical Services /1/                               9,400        48,410
                                                                      192,018
METAL PROCESSORS & FABRICATION (0.60%)
 Quanex                                                   6,639       190,938
MISCELLANEOUS INVESTING (5.21%)
 Anworth Mortgage Asset                                   8,620       120,508
 Capital Automotive                                      10,272       265,942
 CBL & Associates Properties                              2,690       114,190
 Chelsea Property Group                                   5,869       232,765
 Federal Realty Investment Trust                          5,590       172,284
 Health Care                                              4,901       139,531
 Macerich                                                 7,852       259,116
 Newcastle Investment                                     5,280        92,030
 SL Green Realty                                          2,717        87,569
 Thornburg Mortgage                                       7,850       175,840
                                                                    1,659,775
MULTIMEDIA (0.48%)
 Belo                                                     6,800       153,068
NETWORKING PRODUCTS (0.51%)
 Emulex /1/                                               7,890       161,666
                                                       Shares
                                                        Held         Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT (1.08%)
                                                                  $
 Global Imaging Systems /1/                               7,737       143,134
 Ikon Office Solutions                                    7,252        56,276
 Imagistics International /1/                             6,680       143,754
                                                                      343,164
OFFICE SUPPLIES & FORMS (1.00%)
 John H. Harland                                          6,978       167,123
 Wallace Computer Services                                5,738       149,934
                                                                      317,057
OIL COMPANY-EXPLORATION & PRODUCTION (3.75%)
 Cabot Oil & Gas                                          7,080       173,460
 Denbury Resources /1/                                   11,093       117,586
 Noble Energy                                             8,580       284,856
 Nuevo Energy /1/                                         7,780       104,252
 Patina Oil & Gas                                         6,510       224,790
 Range Resources /1/                                     13,954        82,468
 Vintage Petroleum                                       21,040       205,771
                                                                    1,193,183
PHYSICIAN PRACTICE MANAGEMENT (0.38%)
 US Oncology /1/                                         16,875       121,163
PIPELINES (0.27%)
 Equitable Resources                                      2,238        85,984
PRINTING-COMMERCIAL (0.85%)
 Valassis Communications /1/                             10,210       271,586
PROPERTY & CASUALTY INSURANCE (2.54%)
 Fidelity National Financial                              8,995       309,428
 First American                                          11,209       297,038
 PMA Capital                                             10,300        87,962
 Stewart Information Services /1/                         4,250       113,390
                                                                      807,818
RENTAL-AUTO & EQUIPMENT (1.05%)
 Rent-A-Center /1/                                        5,220       335,124
RESPIRATORY PRODUCTS (0.22%)
 Respironics /1/                                          1,800        69,156
RETAIL-APPAREL & SHOE (3.20%)
 Abercrombie & Fitch /1/                                  4,240       139,411
 Aeropostale /1/                                          8,132       146,376
 Brown Shoe                                               3,562       104,117
 Burlington Coat Factory Warehouse                        3,066        54,422
 Claire's Stores /2/                                     10,149       263,773
 Kenneth Cole Productions /1/                             6,000       138,300
 Mothers Work                                             2,400        60,216
 Stage Stores /1/                                         5,360       112,131
                                                                    1,018,746
RETAIL-AUTO PARTS (0.63%)
 PEP Boys-Manny, Moe & Jack                              23,620       202,187
RETAIL-COMPUTER EQUIPMENT (0.58%)
 GameStop /1/                                            15,420       184,269
RETAIL-DISCOUNT (0.89%)
 ShopKo Stores /1/                                       10,616       127,710
                                                       Shares
                                                        Held         Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                  $
 Tuesday Morning /1/                                      6,733       157,418
                                                                      285,128
RETAIL-JEWELRY (0.18%)
 Finlay Enterprises /1/                                   4,310        57,064
RETAIL-OFFICE SUPPLIES (0.38%)
 OfficeMax /1/                                           21,440       121,136
RETAIL-RESTAURANTS (2.05%)
 CBRL Group                                               9,233       294,348
 Landry's Seafood Restaurant                              5,721       106,983
 Lone Star Steakhouse & Saloon                            6,632       139,073
 Papa John's International /1/                            4,711       112,027
                                                                      652,431
RETAIL-VIDEO RENTAL (0.26%)
 Hollywood Entertainment /1/                              4,620        82,005
RETIREMENT & AGED CARE (0.24%)
 Genesis Health Ventures /1/                              5,210        77,942
SAVINGS & LOANS-THRIFTS (1.74%)
 Anchor Bancorp Wisconsin                                 3,590        83,108
 Citizens First Bancorp.                                  1,890        39,218
 First Essex Bancorp.                                     1,840        64,398
 First Financial Holdings                                 3,609        97,151
 MAF Bancorp                                              4,840       163,398
 PFF Bancorp                                              3,142       105,854
                                                                      553,127
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.61%)
 Genesis Microchip /1/                                      941        16,147
 Standard Microsystems /1/                                4,255        53,868
 Vitesse Semiconductor /1/                               39,807       123,840
                                                                      193,855
STEEL PIPE & TUBE (0.22%)
 Valmont Industries                                       3,580        69,166
STEEL-PRODUCERS (0.40%)
 Steel Dynamics /1/                                      10,410       125,961
STEEL-SPECIALTY (0.16%)
 Gibraltar Steel                                          2,880        49,824
TELECOMMUNICATION EQUIPMENT (1.52%)
 Andrew /1/                                              15,430       118,348
 Arris Group /1/ /2/                                     23,120        90,191
 Plantronics /1/                                         14,968       276,908
                                                                      485,447
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.13%)
 Sycamore Networks /1/                                   12,820        41,409
TELECOMMUNICATION SERVICES (0.79%)
 Commonwealth Telephone Enterprises /1/                   6,358       252,730
TELEPHONE-INTEGRATED (0.55%)
 Broadwing /1/                                           37,590       174,042
THERAPEUTICS (2.15%)
 Connetics /1/                                            4,449        75,144
 Corixa /1/                                               8,790        63,024
                                                       Shares
                                                        Held         Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                  $
 CV Therapeutics /1/                                     13,743       274,585
 NPS Pharmaceuticals /1/                                  4,900        93,345
 United Therapeutics /1/                                 10,050       180,387
                                                                      686,485
TOBACCO (0.32%)
 Universal                                                2,630       102,702
TRANSACTIONAL SOFTWARE (0.18%)
 Transaction Systems Architects /1/                       8,265        57,442
TRANSPORT-MARINE (0.22%)
 Kirby /1/                                                2,668        69,795
TRANSPORT-TRUCK (0.79%)
 JB Hunt Transport Services /1/                           1,935        66,854
 SCS Transportation                                       4,380        52,472
 Yellow /1/                                               4,918       131,311
                                                                      250,637
TRUCKING & LEASING (0.39%)
 Ryder System /2/                                         5,052       125,492
WEB PORTALS (0.85%)
 United Online /1/                                       12,160       271,898
                                           TOTAL COMMON STOCKS     31,012,027

                                                     Principal
                                                       Amount        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (2.42%)
FINANCE-MORTGAGE LOAN/BANKER (2.42%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank                                     10,000,000
                                                     $            $
  1.25%; 05/01/03                                       772,703       772,703
                                        TOTAL COMMERCIAL PAPER        772,703
                                                                  -----------

                          TOTAL PORTFOLIO INVESTMENTS (99.78%)     31,784,730
CASH AND RECEIVABLES, NET OF LIABILITIES (0.22%)                       68,553
                                    TOTAL NET ASSETS (100.00%)    $31,853,283
                                                                  -------------


     Contract                         Opening           Current       Unrealized
      Type          Commitment     Market Value      Market Value     Gain(Loss)
--------------------------------------------------------------------------------
FUTURES CONTRACTS

2 Russell 2000        Buy             $344,450          $398,650         $54,200
June, 2003
Futures

/1/ Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for future contracts.


                            SCHEDULE OF INVESTMENTS
                              SMALLCAP GROWTH FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held          Value
-----------------------------------------------------------------------------------
COMMON STOCKS (95.59%)
AEROSPACE & DEFENSE (0.77%)
                                                                  $
 Teledyne Technologies /1/                              5,100         71,808
AGRICULTURAL OPERATIONS (0.11%)
 Hines Horticulture /1/                                 6,104         10,499
AIRLINES (1.50%)
 Mesa Air Group /1/                                     7,840         42,179
 Skywest                                                7,640         97,716
                                                                     139,895
APPAREL MANUFACTURERS (0.86%)
 Gymboree /1/                                           1,874         31,314
 Tommy Hilfiger /1/                                     5,935         48,786
                                                                      80,100
APPLIANCES (0.52%)
 Maytag                                                 2,305         48,036
AUTO-TRUCK TRAILERS (0.23%)
 Wabash National /1/                                    2,300         21,574
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.42%)
 American Axle & Manufacturing Holdings /1/             1,555         38,751
BUSINESS TO BUSINESS-E COMMERCE (0.53%)
 ePlus /1/                                              5,508         49,572
CASINO HOTELS (1.01%)
 Mandalay Resort Group /1/                              3,542         93,580
CASINO SERVICES (0.69%)
 Scientific Games /1/                                   9,905         64,581
CHEMICALS-DIVERSIFIED (1.64%)
 Georgia Gulf                                           4,075         92,095
 Hercules /1/                                           5,969         60,585
                                                                     152,680
CHEMICALS-SPECIALTY (1.01%)
 Crompton                                              14,603         93,751
COLLECTIBLES (0.35%)
 RC2 /1/                                                2,060         32,713
COMMERCIAL BANKS (2.70%)
 Cullen/Frost Bankers                                     970         31,806
 East-West Bancorp                                      1,348         45,630
 First Midwest Bancorp                                  1,800         49,842
 Greater Bay Bancorp                                    3,540         56,640
 Sky Financial Group                                    3,330         67,133
                                                                     251,051
COMMERCIAL SERVICES (0.57%)
 Pre-Paid Legal Services /1/                            1,310         30,209
 Sourcecorp /1/                                         1,450         22,910
                                                                      53,119
COMMUNICATIONS SOFTWARE (0.69%)
 Inter-Tel                                              3,915         64,402
COMPUTER SERVICES (0.91%)
 Fidelity National Information Solutions /1/            3,620         63,531
 SRA International /1/                                    900         21,285
                                                                      84,816
                                                     Shares
                                                      Held          Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.91%)
                                                                  $
 Cray                                                   8,136         61,427
 NetScout Systems /1/                                   8,873         23,158
                                                                      84,585
COMPUTERS-MEMORY DEVICES (1.29%)
 Maxtor /1/                                            14,757         81,164
 Sandisk /1/                                            1,592         38,526
                                                                     119,690
CONSULTING SERVICES (1.11%)
 BearingPoint /1/                                       7,600         62,092
 Gartner /1/                                            5,210         41,367
                                                                     103,459
CONSUMER PRODUCTS-MISCELLANEOUS (0.33%)
 Yankee Candle /1/                                      1,420         31,112
DATA PROCESSING & MANAGEMENT (0.41%)
 Acxiom /1/                                             2,730         38,111
DECISION SUPPORT SOFTWARE (0.39%)
 Interactive Intelligence /1/                          10,699         36,077
DIAGNOSTIC EQUIPMENT (0.89%)
 Immucor /1/                                            4,034         82,818
DIAGNOSTIC KITS (0.31%)
 Biosite Diagnostics /1/                                  675         28,809
DISTRIBUTION-WHOLESALE (0.70%)
 Aviall /1/                                             5,125         42,025
 Ingram Micro /1/                                       2,320         23,200
                                                                      65,225
DIVERSIFIED MANUFACTURING OPERATIONS (0.42%)
 Pentair                                                1,020         39,311
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.78%)
 Viad                                                   3,590         72,195
EDUCATIONAL SOFTWARE (0.47%)
 SkillSoft                                             11,739         43,552
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.55%)
 OSI Systems /1/                                        2,540         38,430
 Sypris Solutions                                       1,400         12,628
                                                                      51,058
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.33%)
 ChipPAC /1/                                            9,078         49,021
 International Rectifier /1/                            2,054         46,461
 Intersil Holding /1/                                   2,240         41,440
 Skyworks Solutions /1/                                 3,030         16,211
 Zoran /1/                                              3,569         63,493
                                                                     216,626
ELECTRONIC FORMS (0.14%)
 DocuCorp International /1/                             3,030         13,241
ELECTRONIC MEASUREMENT INSTRUMENTS (0.48%)
 Trimble Navigation /1/                                 1,750         44,188
ELECTRONIC PARTS DISTRIBUTION (0.70%)
 Arrow Electronics /1/                                  1,650         27,852

                                                     Shares
                                                      Held          Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC PARTS DISTRIBUTION (CONTINUED)
                                                                  $
 Avnet /1/                                              2,950         37,613
                                                                      65,465
ENGINES-INTERNAL COMBUSTION (0.88%)
 Briggs & Stratton                                      1,820         82,155
ENTERTAINMENT SOFTWARE (0.71%)
 Take-Two Interactive Software /1/                      2,920         65,700
FINANCE-MORTGAGE LOAN/BANKER (1.15%)
 American Home Mortgage Holdings                        3,585         43,737
 New Century Financial                                  1,730         63,716
                                                                     107,453
FINANCIAL GUARANTEE INSURANCE (0.61%)
 Triad Guaranty /1/                                     1,420         56,573
FOOD-CANNED (0.94%)
 Del Monte Foods /1/                                   11,054         87,879
FOOD-WHOLESALE & DISTRIBUTION (1.02%)
 Fresh Del Monte Produce                                4,888         95,218
FOOTWEAR & RELATED APPAREL (0.24%)
 Steven Madden /1/                                      1,260         22,327
GAS-DISTRIBUTION (0.43%)
 ONEOK                                                  2,120         40,216
HEALTHCARE-PRODUCTS (0.32%)
 Zoll Medical /1/                                         929         30,007
HUMAN RESOURCES (0.46%)
 Labor Ready /1/                                        6,680         43,086
IDENTIFICATION SYSTEM-DEVELOPMENT (0.35%)
 Paxar /1/                                              3,109         32,116
INSTRUMENTS-SCIENTIFIC (1.08%)
 Fisher Scientific International /1/                    3,503        100,921
INSURANCE BROKERS (0.41%)
 USI Holdings                                           3,660         38,430
INTERNET APPLICATION SOFTWARE (0.57%)
 WebEx Communications /1/                               5,156         53,107
INTERNET FINANCIAL SERVICES (0.79%)
 IndyMac Bancorp                                        3,294         73,390
INTERNET TELEPHONY (0.26%)
 j2 Global Communications /1/                             823         24,303
LEISURE & RECREATION PRODUCTS (0.60%)
 Multimedia Games /1/                                   2,210         55,670
LIFE & HEALTH INSURANCE (0.95%)
 UICI /1/                                               7,460         88,774
MACHINERY-FARM (0.49%)
 AGCO /1/                                               2,503         45,580
MEDICAL INFORMATION SYSTEM (0.35%)
 VitalWorks /1/                                         9,270         32,445
                                                     Shares
                                                      Held          Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (1.15%)
                                                                  $
 Conmed /1/                                             2,460         42,853
 Intuitive Surgical /1/                                 2,959         18,464
 Techne /1/                                             2,062         45,797
                                                                     107,114
MEDICAL PRODUCTS (2.81%)
 Cooper                                                 1,960         54,684
 Hanger Orthopedic Group /1/                            5,150         53,096
 Henry Schein /1/                                       1,224         52,816
 INAMED /1/                                             1,610         60,037
 Mentor                                                 2,228         41,240
                                                                     261,873
MEDICAL STERILIZATION PRODUCT (1.05%)
 Steris /1/                                             4,314         97,928
MEDICAL-BIOMEDICAL/GENE (3.31%)
 Bio-Rad Laboratories /1/                               2,140        100,045
 Enzon /1/                                              7,010         96,177
 InterMune /1/                                          3,200         65,056
 Nektar Therapeutics /1/                                5,858         46,981
                                                                     308,259
MEDICAL-DRUGS (3.87%)
 aaiPharma /1/                                          6,500         73,450
 American Pharmaceutical Partners /1/                   2,600         60,710
 Bradley Pharmaceuticals /1/                            3,204         46,170
 Cephalon /1/                                           1,487         60,729
 KOS Pharmaceuticals /1/                                2,350         47,940
 Priority Healthcare /1/                                3,103         70,748
                                                                     359,747
MEDICAL-HMO (0.95%)
 Sierra Health Services /1/                             5,326         88,412
MEDICAL-HOSPITALS (2.81%)
 Community Health Systems /1/                           4,026         76,494
 LifePoint Hospitals /1/                                4,420         86,279
 United Surgical Partners International /1/             5,310         98,394
                                                                     261,167
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.45%)
 Apria Healthcare Group /1/                             1,802         42,257
METAL PROCESSORS & FABRICATION (0.69%)
 Quanex                                                 2,224         63,962
MISCELLANEOUS INVESTING (0.48%)
 Getty Realty                                           1,240         24,664
 Tanger Factory Outlet Centers                            615         19,803
                                                                      44,467
NETWORKING PRODUCTS (0.33%)
 Paradyne Networks /1/                                 25,923         31,108
NON-HAZARDOUS WASTE DISPOSAL (0.49%)
 Waste Connections /1/                                  1,346         45,279
NON-HOTEL GAMBLING (0.69%)
 Isle of Capri Casinos /1/                              4,986         64,369
OFFICE AUTOMATION & EQUIPMENT (0.63%)
 Global Imaging Systems /1/                             3,180         58,830
                                                     Shares
                                                      Held          Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (0.26%)
                                                                  $
 John H. Harland                                        1,010         24,190
OIL COMPANY-EXPLORATION & PRODUCTION (1.46%)
 Forest Oil /1/                                         2,252         46,797
 Houston Exploration /1/                                1,394         38,990
 Noble Energy                                           1,517         50,364
                                                                     136,151
PAPER & RELATED PRODUCTS (1.48%)
 Boise Cascade                                          3,020         69,370
 Louisiana-Pacific /1/                                  8,429         68,106
                                                                     137,476
PHARMACY SERVICES (0.54%)
 Omnicare                                               1,890         50,123
PHYSICIAN PRACTICE MANAGEMENT (0.99%)
 Pediatrix Medical Group /1/                            2,891         92,136
PIPELINES (0.38%)
 Western Gas Resources                                    960         35,213
PROPERTY & CASUALTY INSURANCE (0.78%)
 PMA Capital                                            8,517         72,735
RACETRACKS (0.22%)
 Penn National Gaming /1/                               1,039         20,292
RECREATIONAL VEHICLES (0.57%)
 Polaris Industries                                       397         20,989
 Thor Industries                                        1,010         32,300
                                                                      53,289
REINSURANCE (0.60%)
 Platinum Underwriters Holdings                         2,124         56,180
RENTAL-AUTO & EQUIPMENT (0.91%)
 Rent-A-Center /1/                                      1,325         85,065
RESEARCH & DEVELOPMENT (0.96%)
 Pharmaceutical Product Development /1/                 3,407         89,161
RESPIRATORY PRODUCTS (0.35%)
 Respironics /1/                                          845         32,465
RETAIL-APPAREL & SHOE (3.64%)
 Abercrombie & Fitch /1/                                1,406         46,229
 Aeropostale /1/                                        3,596         64,728
 Brown Shoe                                             1,574         46,008
 Claire's Stores                                        1,348         35,035
 Hot Topic /1/                                          1,660         40,587
 Kenneth Cole Productions /1/                           2,310         53,245
 Mothers Work /1/                                       2,108         52,890
                                                                     338,722
RETAIL-AUTO PARTS (2.46%)
 Advance Auto Parts /1/                                 1,599         79,534
 CSK Auto /1/                                           7,150         73,287
 PEP Boys-Manny, Moe & Jack                             8,912         76,287
                                                                     229,108
RETAIL-COMPUTER EQUIPMENT (0.89%)
 Electronics Boutique Holdings /1/                      2,270         42,449
                                                     Shares
                                                      Held          Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-COMPUTER EQUIPMENT (CONTINUED)
                                                                  $
 GameStop /1/                                           3,350         40,032
                                                                      82,481
RETAIL-DISCOUNT (0.34%)
 Tuesday Morning /1/                                    1,350         31,563
RETAIL-FABRIC STORE (0.51%)
 Jo-Ann Stores /1/                                      1,830         47,580
RETAIL-GARDENING PRODUCTS (0.43%)
 Tractor Supply /1/                                       947         40,105
RETAIL-HOME FURNISHINGS (0.28%)
 Pier 1 Imports                                         1,420         26,355
RETAIL-MAIL ORDER (0.51%)
 Sharper Image /1/                                      2,380         47,100
RETAIL-RESTAURANTS (2.39%)
 Checkers Drive-In Restaurant                           2,700         16,389
 Landry's Seafood Restaurant                            1,957         36,596
 O'Charley's /1/                                        1,310         26,514
 Papa John's International /1/                          1,785         42,447
 Rare Hospitality International /1/                       910         26,508
 Red Robin Gourmet Burgers /1/                          1,074         16,422
 Ruby Tuesday                                           2,943         57,977
                                                                     222,853
RETAIL-SPORTING GOODS (0.93%)
 Dick's Sporting Goods                                  1,261         37,994
 Sports Authority /1/                                   5,663         48,872
                                                                      86,866
RETAIL-VIDEO RENTAL (0.34%)
 Hollywood Entertainment /1/                            1,764         31,311
SAVINGS & LOANS-THRIFTS (1.24%)
 First Niagara Financial Group                          4,325         52,549
 Independence Community Bank                            2,400         62,760
                                                                     115,309
SECURITY SERVICES (0.25%)
 Kroll /1/                                              1,050         23,415
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.70%)
 Genesis Microchip /1/                                  4,350         74,646
 Globespan Virata /1/                                   9,400         57,058
 Standard Microsystems /1/                              2,089         26,447
                                                                     158,151
SEMICONDUCTOR EQUIPMENT (2.35%)
 Amkor Technology /1/                                   6,550         49,583
 ASE Test /1/                                          12,615         43,396
 Lam Research /1/                                       2,200         31,966
 MKS Instruments /1/                                    1,650         23,034
 Teradyne /1/                                           4,074         47,258
 Varian Semiconductor Equipment  Associates
  /1/                                                   1,000         23,050
                                                                     218,287
STEEL-PRODUCERS (0.97%)
 AK Steel Holding /1/                                  15,820         46,194
                                                     Shares
                                                      Held          Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL-PRODUCERS (CONTINUED)
                                                                  $
 United States Steel                                    3,050         43,676
                                                                      89,870
TELECOMMUNICATION EQUIPMENT (1.74%)
 Arris Group /1/                                       10,150         39,595
 Sonus Networks /1/                                    10,590         33,888
 UTStarcom /1/                                          4,056         88,303
                                                                     161,786
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.34%)
 Sycamore Networks /1/                                  9,864         31,861
TELECOMMUNICATION SERVICES (2.00%)
 Amdocs /1/                                             1,598         28,221
 Inet Technologies /1/                                  8,677         69,589
 Intrado /1/                                            3,750         39,075
 Level 3 Communications /1/                             3,997         22,863
 Time Warner Telecom /1/                                7,444         26,798
                                                                     186,546
THEATERS (0.50%)
 Regal Entertainment Group                              2,378         46,609
THERAPEUTICS (1.50%)
 Neurocrine Biosciences /1/                             1,722         77,920
 NPS Pharmaceuticals /1/                                3,260         62,103
                                                                     140,023
TRANSPORT-TRUCK (1.07%)
 USFreightways                                          3,478         99,158
WEB HOSTING & DESIGN (0.27%)
 Macromedia /1/                                         2,000         25,220
WIRELESS EQUIPMENT (0.40%)
 RF Micro Devices /1/                                   3,886         18,459
 Stratex Networks                                       7,785         19,151
                                                                      37,610
                                         TOTAL COMMON STOCKS       8,898,937

                                                   Principal
                                                     Amount         Value
-----------------------------------------------------------------------------------
COMMERCIAL PAPER (4.20%)
FINANCE-MORTGAGE LOAN/BANKER (4.20%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank                           10,000,000
                                                   $              $
  1.25%; 05/01/03                                     391,053        391,053
                                      TOTAL COMMERCIAL PAPER         391,053
                                                                  ----------

                        TOTAL PORTFOLIO INVESTMENTS (99.79%)       9,289,990
CASH AND RECEIVABLES, NET OF LIABILITIES (0.21%)                      19,702
                                  TOTAL NET ASSETS (100.00%)      $9,309,692
                                                                  ------------

/1 /Non-income producing security.
See accompanying notes.

                                      261


                            SCHEDULE OF INVESTMENTS
                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (98.00%)
AEROSPACE & DEFENSE (0.34%)
                                                                   $
 Esterline Technologies /1/                               1,901         33,743
 Gencorp                                                  3,956         30,066
 Teledyne Technologies /1/                                2,941         41,409
                                                                       105,218
AEROSPACE & DEFENSE EQUIPMENT (1.32%)
 AAR /1/                                                  2,910         11,291
 Alliant Techsystems /1/                                  3,489        187,429
 Armor Holdings /1/                                       2,692         32,439
 Curtiss-Wright                                             936         56,394
 DRS Technologies /1/                                     2,049         57,392
 Kaman                                                    2,051         20,531
 Triumph Group /1/                                        1,448         38,053
                                                                       403,529
AGRICULTURAL OPERATIONS (0.27%)
 Delta & Pine Land                                        3,490         81,177
AIRLINES (0.44%)
 Atlantic Coast Airlines Holdings /1/                     4,131         34,494
 Frontier Airlines /1/                                    2,710         16,395
 Mesa Air Group /1/                                       2,887         15,532
 Skywest                                                  5,269         67,391
                                                                       133,812
APPAREL MANUFACTURERS (1.28%)
 Ashworth /1/                                             1,183          6,767
 Gymboree /1/                                             2,662         44,482
 Hagger                                                     586          6,094
 Kellwood                                                 2,336         69,192
 Nautica Enterprises /1/                                  3,071         34,948
 Oshkosh B'gosh                                           1,119         33,995
 Oxford Industries                                          687         23,015
 Phillips-Van Heusen                                      2,773         36,826
 Quiksilver /1/                                           2,480         80,848
 Russell                                                  2,942         56,251
                                                                       392,418
APPLIANCES (0.11%)
 Applica /1/                                              2,148         11,277
 Fedders                                                  2,709          9,481
 Salton /1/                                               1,021         13,069
                                                                        33,827
APPLICATIONS SOFTWARE (0.87%)
 Barra /1/                                                1,773         57,888
 Mapinfo /1/                                              1,385          6,994
 MRO Software /1/                                         2,228         19,094
 Pinnacle Systems /1/                                     5,706         53,922
 Progress Software /1/                                    3,051         59,464
 Roxio /1/                                                1,775          9,319
 Serena Software /1/                                      3,713         58,517
                                                                       265,198
ATHLETIC EQUIPMENT (0.12%)
 Nautilus Group                                           2,975         37,783
ATHLETIC FOOTWEAR (0.16%)
 K-Swiss                                                  1,628         48,400
AUDIO & VIDEO PRODUCTS (0.64%)
 Harman International Industries /2/                      2,947        196,241
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUDIO & VIDEO PRODUCTS (CONTINUED)
                                                                   $
 Vialta /1/                                                  11              3
                                                                       196,244
AUTO REPAIR CENTERS (0.04%)
 Midas /1/                                                1,368         11,012
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.28%)
 Oshkosh Truck                                            1,521         85,176
AUTO-TRUCK TRAILERS (0.07%)
 Wabash National /1/                                      2,343         21,977
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.05%)
 Tower Automotive /1/                                     5,183         14,512
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.04%)
 Standard Motor Products                                  1,147         13,248
BANKS (0.13%)
 Boston Private Financial Holdings                        2,071         39,038
BEVERAGES-NON-ALCOHOLIC (0.14%)
 Coca-Cola Bottling                                         825         41,834
BICYCLE MANUFACTURING (0.03%)
 Huffy /1/                                                1,341          7,764
BROADCASTING SERVICES & PROGRAMMING (0.06%)
 4 Kids Entertainment /1/                                 1,152         17,741
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.41%)
 Butler Manufacturing                                       577          9,451
 ElkCorp                                                  1,781         36,065
 Simpson Manufacturing /1/                                2,238         78,599
                                                                       124,115
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.13%)
 Insituform Technologies /1/                              2,422         38,631
BUILDING PRODUCTS-AIR & HEATING (0.26%)
 Lennox International                                     5,280         78,461
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.45%)
 Florida Rock Industries                                  2,610         99,180
 Texas Industries                                         1,924         37,980
                                                                       137,160
BUILDING PRODUCTS-DOORS & WINDOWS (0.09%)
 Apogee Enterprises                                       2,518         26,036
BUILDING PRODUCTS-WOOD (0.09%)
 Universal Forest Products                                1,621         28,530
BUILDING-MAINTENANCE & SERVICE (0.20%)
 ABM Industries                                           4,485         62,117
BUILDING-MOBILE HOMES & MANUFACTURED HOUSING (0.55%)
 Champion Enterprises /1/                                 4,657         11,270
 Coachmen Industries                                      1,446         18,292
 Fleetwood Enterprises /1/                                3,284         16,551
 Monaco Coach /1/                                         2,638         35,666
 Skyline                                                    766         22,674
 Winnebago Industries                                     1,716         63,526
                                                                       167,979
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (1.84%)
                                                                   $
 MDC Holdings                                             2,422        111,654
 NVR /1/                                                    652        233,253
 Ryland Group /2/                                         2,345        127,170
 Standard-Pacific                                         2,988         90,387
                                                                       562,464
BUSINESS TO BUSINESS-E COMMERCE (0.02%)
 QRS /1/                                                  1,444          7,509
CASINO HOTELS (0.15%)
 Aztar /1/                                                3,305         47,063
CASINO SERVICES (0.12%)
 Shuffle Master /1/                                       1,541         35,289
CELLULAR TELECOMMUNICATIONS (0.09%)
 Boston Communications Group /1/                          1,589         28,745
CHEMICALS-DIVERSIFIED (0.22%)
 Georgia Gulf                                             2,953         66,738
CHEMICALS-FIBERS (0.11%)
 Wellman                                                  2,912         33,313
CHEMICALS-PLASTICS (0.27%)
 A. Schulman                                              2,693         44,055
 PolyOne                                                  8,375         38,692
                                                                        82,747
CHEMICALS-SPECIALTY (0.80%)
 Arch Chemicals                                           2,048         43,684
 H.B. Fuller                                              2,593         63,606
 MacDermid                                                2,938         66,781
 OM Group /1/                                             2,576         30,036
 Omnova Solutions /1/                                     3,648         12,950
 Penford                                                    777         10,482
 Quaker Chemical                                            852         19,042
                                                                       246,581
CIRCUIT BOARDS (0.33%)
 Benchmark Electronics /1/                                2,217         57,531
 Park Electrochemical                                     1,799         32,094
 SBS Technologies /1/                                     1,335         10,934
                                                                       100,559
COAL (0.23%)
 Massey Energy                                            6,883         71,790
COLLECTIBLES (0.14%)
 Action Performance                                       1,630         30,139
 Department 56 /1/                                        1,194         14,089
                                                                        44,228
COMMERCIAL BANKS (6.06%)
 Chittenden                                               3,317         89,725
 Community First Bankshares                               3,579         96,350
 Cullen/Frost Bankers /2/                                 4,668        153,064
 East-West Bancorp                                        2,181         73,827
 First Bancorp.                                           3,652        112,737
 First Midwest Bancorp                                    4,285        118,652
 First Republic Bank /1/                                  1,337         33,559
 GBC Bancorp                                              1,055         28,981
 Hudson United Bancorp                                    4,114        137,161
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                   $
 Irwin Financial                                          2,537         60,127
 Provident Bankshares                                     2,240         56,896
 Republic Bancorp.                                        5,233         67,977
 Riggs National                                           2,605         36,053
 South Financial Group                                    4,328        106,036
 Southwest Bancorp. of Texas /1/                          3,094        105,134
 Sterling Bancshares                                      4,015         47,802
 Susquehanna Bancshares                                   3,621         82,378
 Trustco Bank                                             6,783         70,747
 UCBH Holdings                                            3,842         97,740
 United Bankshares                                        3,854        111,303
 Whitney Holding                                          3,658        123,567
 Wintrust Financial                                       1,570         47,728
                                                                     1,857,544
COMMERCIAL SERVICE-FINANCE (0.37%)
 Coinstar /1/                                             2,012         36,800
 NCO Group /1/                                            2,367         39,647
 PRG-Schultz International /1/                            5,788         36,927
                                                                       113,374
COMMERCIAL SERVICES (0.88%)
 Arbitron /1/                                             2,700         91,962
 Central Parking                                          3,290         32,900
 CPI                                                        735          9,812
 Insurance Auto Auctions /1/                              1,055         12,766
 Memberworks /1/                                          1,161         25,461
 Pre-Paid Legal Services /1/                              1,632         37,634
 Sourcecorp /1/                                           1,518         23,984
 Startek /1/                                              1,296         35,847
                                                                       270,366
COMMUNICATIONS SOFTWARE (0.41%)
 Avid Technology /1/                                      2,425         66,615
 Captaris /1/                                             2,759          8,829
 Concerto Software /1/                                    1,071          4,873
 Digi International /1/                                   1,940          8,226
 Inter-Tel                                                2,252         37,045
                                                                       125,588
COMPUTER AIDED DESIGN (0.12%)
 Ansys /1/                                                1,334         35,284
COMPUTER DATA SECURITY (0.09%)
 Rainbow Technologies /1/                                 2,395         21,459
 SCM Microsystems /1/                                     1,435          5,482
                                                                        26,941
COMPUTER SERVICES (0.99%)
 CACI International /1/                                   2,622         91,586
 Carreker /1/                                             2,151          8,088
 Ciber /1/                                                5,890         31,983
 Factset Research Systems                                 3,089        107,497
 Manhattan Associates /1/                                 2,637         63,789
                                                                       302,943
COMPUTER SOFTWARE (0.03%)
 Phoenix Technologies /1/                                 2,249         10,188
COMPUTERS-INTEGRATED SYSTEMS (0.80%)
 Brooktrout /1/                                           1,119          5,450
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                   $
 Catapult Communications /1/                              1,194         10,567
 Kronos /1/                                               1,820         83,028
 Mercury Computer Systems /1/                             1,938         40,698
 Micros Systems /1/                                       1,587         39,723
 NYFIX /1/                                                2,841         13,637
 Radiant Systems /1/                                      2,556         16,179
 Radisys /1/                                              1,613         13,646
 Systems & Computer Technology /1/                        3,072         22,026
                                                                       244,954
COMPUTERS-MEMORY DEVICES (0.18%)
 Hutchison Technology /1/                                 2,332         55,129
COMPUTERS-VOICE RECOGNITION (0.05%)
 Talx                                                     1,251         15,913
CONSULTING SERVICES (0.35%)
 Maximus /1/                                              1,937         46,682
 Watson Wyatt /1/                                         3,012         61,445
                                                                       108,127
CONSUMER PRODUCTS-MISCELLANEOUS (0.98%)
 Fossil /1/                                               4,233         77,379
 Russ Berrie                                              1,871         61,519
 Scotts /1/                                               2,821        160,656
                                                                       299,554
CRYSTAL & GIFTWARE (0.03%)
 Enesco Group /1/                                         1,269         10,050
DATA PROCESSING & MANAGEMENT (0.79%)
 American Management Systems /1/                          3,859         47,466
 eFunds /1/                                               4,265         39,025
 FileNet /1/                                              3,281         50,494
 Global Payments                                          3,380        104,814
                                                                       241,799
DECISION SUPPORT SOFTWARE (0.06%)
 SPSS /1/                                                 1,569         19,424
DENTAL SUPPLIES & EQUIPMENT (0.23%)
 Sybron Dental Specialties /1/                            3,475         70,716
DIAGNOSTIC KITS (0.92%)
 Biosite Diagnostics /1/                                  1,354         57,789
 Diagnostic Products                                      2,609        103,055
 Idexx Laboratories /1/                                   3,143        122,577
                                                                       283,421
DIALYSIS CENTERS (0.47%)
 Renal Care Group /1/                                     4,423        143,305
DIRECT MARKETING (0.23%)
 Advo /1/                                                 1,816         71,405
DISPOSABLE MEDICAL PRODUCTS (0.13%)
 ICU Medical /1/                                          1,292         41,060
DISTRIBUTION-WHOLESALE (1.14%)
 Advanced Marketing Services                              1,742         20,521
 Bell Microproducts /1/                                   1,796          8,226
 Building Material Holding                                1,200         14,892
 Hughes Supply                                            2,174         61,024
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                   $
 Owens & Minor                                            3,117         57,976
 SCP Pool /1/                                             2,126         70,179
 United Stationers /1/                                    2,968         80,462
 Watsco                                                   2,342         36,278
                                                                       349,558
DIVERSIFIED MANUFACTURING OPERATIONS (1.45%)
 A.O. Smith                                               2,657         79,232
 Acuity Brands                                            3,790         57,722
 Barnes Group                                             1,848         38,882
 Griffon /1/                                              2,991         40,737
 Lydall /1/                                               1,464         13,908
 Myers Industries                                         2,747         27,580
 Roper Industries                                         2,866         87,671
 SPS Technologies /1/                                     1,196         31,550
 Standex International                                    1,096         23,136
 Tredegar                                                 3,503         45,049
                                                                       445,467
DIVERSIFIED OPERATIONS (0.17%)
 Triarc /1/                                               1,859         51,494
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.16%)
 Chemed                                                     895         31,200
 Volt Information Sciences /1/                            1,391         18,403
                                                                        49,603
DRUG DELIVERY SYSTEMS (0.07%)
 Noven Pharmaceuticals /1/                                2,061         19,847
E-COMMERCE-SERVICES (0.09%)
 Pegasus Solutions /1/                                    2,248         26,751
E-SERVICES-CONSULTING (0.09%)
 Websense /1/                                             1,960         27,969
ELECTRIC-INTEGRATED (1.20%)
 Avista                                                   4,383         51,851
 Central Vermont Public Service                           1,071         18,946
 CH Energy Group                                          1,462         61,477
 Cleco                                                    4,298         64,470
 El Paso Electric /1/                                     4,559         51,699
 Green Mountain Power                                       449          9,384
 Northwestern /1/                                         3,418          8,272
 UIL Holdings                                             1,321         47,701
 Unisource Energy                                         3,068         54,702
                                                                       368,502
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.00%)
 Bel Fuse                                                   998         19,661
 CTS                                                      3,118         26,035
 Cubic                                                    2,442         47,350
 DSP Group /1/                                            2,479         51,811
 Methode Electronics                                      3,307         34,723
 Planar Systems /1/                                       1,274         22,410
 Rogers /1/                                               1,447         47,896
 Technitrol /1/                                           3,668         57,918
                                                                       307,804
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.89%)
 Actel /1/                                                2,205         43,681
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                   $
 Alliance Semiconductor /1/                               3,271         12,365
 AstroPower /1/                                           1,997          5,911
 ESS Technology /1/                                       3,623         25,071
 Kopin /1/                                                6,341         30,500
 Microsemi /1/                                            2,644         31,014
 Pioneer Standard Electronics                             2,922         28,314
 Skyworks Solutions /1/ /2/                              12,621         67,523
 Supertex /1/                                             1,157         18,454
 Three-Five Systems /1/                                   1,958          9,986
                                                                       272,819
ELECTRONIC MEASUREMENT INSTRUMENTS (0.86%)
 Analogic                                                 1,214         57,968
 Flir Systems /1/                                         1,550         80,724
 Itron /1/                                                1,844         36,917
 Keithley Instruments                                     1,414         17,251
 Trimble Navigation /1/                                   2,849         71,937
                                                                       264,797
ELECTRONIC SECURITY DEVICES (0.12%)
 Invision Technologies /1/                                1,547         36,757
ELECTRONICS-MILITARY (0.28%)
 EDO                                                      1,799         33,911
 Engineered Support Systems                               1,463         50,810
                                                                        84,721
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.36%)
 EMCOR Group /1/                                          1,363         69,608
 URS /1/                                                  2,945         41,819
                                                                       111,427
ENGINES-INTERNAL COMBUSTION (0.29%)
 Briggs & Stratton                                        1,978         89,287
ENTERPRISE SOFTWARE & SERVICE (0.45%)
 Concord Communications /1/                               1,564         19,753
 Hyperion Solutions /1/                                   3,188         90,157
 JDA Software Group /1/                                   2,596         29,231
                                                                       139,141
ENTERTAINMENT SOFTWARE (0.49%)
 Midway Games /1/                                         4,246         13,375
 Take-Two Interactive Software /1/                        3,741         84,172
 THQ /1/                                                  3,628         51,264
                                                                       148,811
ENVIRONMENTAL CONSULTING & ENGINEERING (0.25%)
 Tetra Tech /1/                                           4,876         75,578
FILTRATION & SEPARATION PRODUCTS (0.46%)
 Clarcor                                                  2,277         85,183
 Cuno /1/                                                 1,519         54,441
                                                                       139,624
FINANCE-INVESTMENT BANKER & BROKER (0.82%)
 Jefferies Group                                          2,458         95,419
 Raymond James Financial                                  4,501        129,089
 SWS Group                                                1,549         25,667
                                                                       250,175
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-LEASING COMPANY (0.12%)
                                                                   $
 Financial Federal /1/                                    1,697         38,013
FINANCE-MORTGAGE LOAN/BANKER (0.27%)
 New Century Financial                                    2,278         83,899
FIREARMS & AMMUNITION (0.07%)
 Sturm Ruger                                              2,459         21,885
FOOD-BAKING (0.25%)
 Flowers Foods                                            2,739         77,514
FOOD-MISCELLANEOUS/DIVERSIFIED (1.20%)
 American Italian Pasta /1/                               1,614         71,177
 Corn Products International                              3,259         97,379
 Hain Celestial Group /1/                                 3,113         53,730
 International Multifoods /1/                             1,751         33,532
 J & J Snack Foods /1/                                      814         25,494
 Lance                                                    2,659         19,677
 Ralcorp Holdings /1/                                     2,640         65,736
                                                                       366,725
FOOD-RETAIL (0.07%)
 Great Atlantic & Pacific Tea /1/                         3,520         21,472
FOOD-WHOLESALE & DISTRIBUTION (0.68%)
 Nash Finch                                               1,089         13,612
 Performance Food Group /1/                               4,127        144,775
 United Natural Foods /1/                                 1,746         50,966
                                                                       209,353
FOOTWEAR & RELATED APPAREL (0.33%)
 Stride Rite                                              3,605         31,760
 Wolverine World Wide                                     3,702         68,265
                                                                       100,025
FORESTRY (0.09%)
 Deltic Timber                                            1,089         26,637
GARDEN PRODUCTS (0.28%)
 Toro                                                     2,276         84,918
GAS-DISTRIBUTION (2.72%)
 Atmos Energy                                             4,146         94,446
 Cascade Natural Gas                                      1,010         19,261
 Energen                                                  3,165        103,812
 Laclede Group                                            1,736         41,838
 New Jersey Resources                                     2,470         84,597
 Northwest Natural                                        2,334         60,287
 NUI                                                      1,469         20,669
 Piedmont Natural Gas                                     3,033        113,313
 Southern Union /1/                                       5,079         70,852
 Southwest Gas                                            3,035         63,006
 Southwestern Energy /1/                                  3,084         41,048
 UGI                                                      3,810        120,396
                                                                       833,525
HEALTH CARE COST CONTAINMENT (0.20%)
 Hooper Holmes                                            5,883         35,592
 Orthodontic Centers of America /1/                       4,673         27,104
                                                                        62,696
HOME FURNISHINGS (0.75%)
 Bassett Furniture Industries                             1,060         13,028
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (CONTINUED)
                                                                   $
 Ethan Allen Interiors /2/                                3,452        116,263
 La-Z-Boy                                                 5,183        101,224
                                                                       230,515
HOSPITAL BEDS & EQUIPMENT (0.29%)
 Invacare                                                 2,731         87,255
HOTELS & MOTELS (0.21%)
 Marcus                                                   2,686         38,141
 Prime Hospitality /1/                                    4,121         27,446
                                                                        65,587
HOUSEWARES (0.15%)
 Libbey                                                   1,217         27,358
 National Presto Industries Inc.                            625         18,500
                                                                        45,858
HUMAN RESOURCES (0.48%)
 Administaff /1/                                          2,547         16,275
 CDI /1/                                                  1,765         49,297
 Heidrick & Struggles /1/                                 1,658         23,212
 Labor Ready /1/                                          3,753         24,207
 On Assignment /1/                                        2,413         11,582
 Spherion /1/                                             5,388         23,438
                                                                       148,011
IDENTIFICATION SYSTEM-DEVELOPMENT (0.48%)
 Brady                                                    2,112         70,773
 Checkpoint Systems /1/                                   2,971         39,663
 Paxar /1/                                                3,591         37,095
                                                                       147,531
INDUSTRIAL AUTOMATION & ROBOTS (0.33%)
 Cognex /1/                                               3,889         85,130
 Gerber Scientific /1/                                    2,024         16,698
                                                                       101,828
INSTRUMENTS-CONTROLS (0.46%)
 BEI Technologies                                         1,333         11,411
 Photon Dynamics /1/                                      1,454         31,843
 Watts Industries                                         2,472         40,417
 Woodward Governor                                        1,022         37,834
 X-Rite                                                   1,848         18,831
                                                                       140,336
INSTRUMENTS-SCIENTIFIC (0.41%)
 Dionex /1/                                               1,923         66,172
 FEI /1/                                                  2,978         54,468
 Meade Instruments /1/                                    1,807          4,825
                                                                       125,465
INSURANCE BROKERS (0.36%)
 Hilb, Rogal & Hamilton                                   3,093        109,956
INTERNET APPLICATION SOFTWARE (0.23%)
 Netegrity /1/                                            3,136         14,865
 Verity /1/                                               3,370         55,706
                                                                        70,571
INTERNET CONNECTIVE SERVICES (0.05%)
 PC-Tel /1/                                               1,820         16,708
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.03%)
                                                                   $
 Zixit /1/                                                1,881          9,160
LASERS-SYSTEMS & COMPONENTS (0.60%)
 Coherent /1/                                             2,672         61,456
 Cymer /1/                                                3,119         89,048
 Electro Scientific Industries /1/                        2,533         34,018
                                                                       184,522
LEISURE & RECREATION PRODUCTS (0.20%)
 K2 /1/                                                   2,438         23,258
 WMS Industries /1/                                       2,818         38,015
                                                                        61,273
LIFE & HEALTH INSURANCE (0.51%)
 Delphi Financial Group                                   1,882         82,902
 Presidential Life                                        2,681         21,662
 UICI /1/                                                 4,404         52,408
                                                                       156,972
LINEN SUPPLY & RELATED ITEMS (0.21%)
 Angelica                                                   795         13,348
 G & K Services                                           1,895         51,790
                                                                        65,138
MACHINERY TOOLS & RELATED PRODUCTS (0.18%)
 Milacron                                                 3,085         16,104
 Regal Beloit                                             2,286         39,205
                                                                        55,309
MACHINERY-CONSTRUCTION & MINING (0.12%)
 Astec Industries /1/                                     1,798         14,707
 JLG Industries                                           3,929         21,374
                                                                        36,081
MACHINERY-ELECTRICAL (0.23%)
 Baldor Electric                                          3,119         69,367
MACHINERY-FARM (0.08%)
 Lindsay Manufacturing                                    1,072         23,316
MACHINERY-GENERAL INDUSTRY (1.07%)
 Albany International                                     2,957         70,199
 Applied Industrial Technologies                          1,734         32,062
 Gardner Denver /1/                                       1,453         28,813
 Idex                                                     2,970         94,594
 Manitowoc                                                2,412         44,863
 Robbins & Myers                                          1,311         22,536
 Stewart & Stevenson Services                             2,604         34,920
                                                                       327,987
MACHINERY-PRINT TRADE (0.62%)
 Zebra Technologies /1/                                   2,851        190,076
MACHINERY-PUMPS (0.55%)
 Graco                                                    4,151        127,435
 Thomas Industries                                        1,563         42,045
                                                                       169,480
MEDICAL INFORMATION SYSTEM (0.53%)
 Cerner /1/                                               3,245         64,835
 Dendrite International /1/                               3,649         37,366
 NDCHealth                                                3,177         61,157
                                                                       163,358
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (0.83%)
                                                                   $
 Arthrocare /1/                                           1,916         29,277
 Conmed /1/                                               2,619         45,623
 Datascope                                                1,349         38,580
 SurModics /1/                                            1,582         57,490
 Techne /1/                                               3,796         84,309
                                                                       255,279
MEDICAL LABORATORY & TESTING SERVICE (0.07%)
 Impath /1/                                               1,492         21,932
MEDICAL PRODUCTS (1.56%)
 American Medical Systems Holding /1/                     2,962         47,007
 Cooper                                                   2,824         78,789
 Haemonetics /1/                                          2,215         39,272
 INAMED /1/                                               1,999         74,543
 Mentor                                                   4,237         78,427
 Osteotech /1/                                            1,552         16,234
 PolyMedica                                               1,131         42,130
 Possis Medical /1/                                       1,579         30,317
 Viasys Healthcare /1/                                    2,395         38,799
 Vital Signs                                              1,187         33,829
                                                                       479,347
MEDICAL-BIOMEDICAL/GENE (0.69%)
 Arqule /1/                                               2,125          8,373
 Bio-Technology General /1/                               5,368         18,573
 Cambrex                                                  2,379         41,395
 Cryolife /1/                                             1,789         13,596
 Enzo Biochem /1/                                         2,602         38,952
 Integra LifeSciences Holdings /1/                        2,474         66,031
 Regeneron Pharmaceutical /1/                             4,025         25,478
                                                                       212,398
MEDICAL-DRUGS (1.43%)
 Cephalon /1/                                             5,044        205,997
 Medicis Pharmaceutical /1/ /2/                           2,440        140,641
 Priority Healthcare /1/                                  3,972         90,562
                                                                       437,200
MEDICAL-GENERIC DRUGS (0.29%)
 Alpharma                                                 4,693         87,524
MEDICAL-HMO (1.04%)
 Amerigroup                                               1,867         54,367
 Centene /1/                                                997         31,939
 Mid Atlantic Medical Services /1/                        4,374        190,488
 Sierra Health Services /1/                               2,521         41,848
                                                                       318,642
MEDICAL-HOSPITALS (0.19%)
 Curative Health Services /1/                             1,095         13,688
 Province Healthcare /1/                                  4,440         44,400
                                                                        58,088
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.16%)
 Amsurg /1/                                               1,877         48,746
METAL PROCESSORS & FABRICATION (1.23%)
 Commercial Metals                                        2,589         40,026
 Intermet                                                 2,339          8,701
 Kaydon                                                   2,744         61,191
 Mueller Industries /1/                                   3,130         79,972
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (CONTINUED)
                                                                   $
 Quanex                                                   1,482         42,622
 Timken                                                   7,811        138,255
 Wolverine Tube /1/                                       1,120          6,048
                                                                       376,815
METAL PRODUCTS-DISTRIBUTION (0.10%)
 A.M. Castle /1/                                          1,444          6,671
 Lawson Products                                            868         23,436
                                                                        30,107
METAL-ALUMINUM (0.06%)
 Century Aluminum /1/                                     1,878         12,488
 Commonwealth Industries                                  1,462          7,091
                                                                        19,579
METAL-IRON (0.05%)
 Cleveland-Cliffs /1/                                       931         16,758
MISCELLANEOUS INVESTING (1.70%)
 Capital Automotive                                       2,771         71,741
 Colonial Properties Trust                                2,064         70,197
 Essex Property Trust                                     1,919        105,487
 Gables Residential Trust                                 2,224         63,117
 Glenborough Realty Trust                                 2,533         41,997
 Kilroy Realty                                            2,510         62,298
 Shurgard Storage Centers                                 3,265        106,668
                                                                       521,505
MISCELLANEOUS MANUFACTURERS (0.39%)
 A.T. Cross /1/                                           1,394          7,137
 Aptargroup                                               3,283        113,001
                                                                       120,138
NETWORKING PRODUCTS (0.85%)
 Adaptec /1/                                              9,800         67,032
 Aeroflex /1/                                             5,494         29,558
 Anixter International /1/                                3,421         78,614
 Black Box                                                1,764         56,007
 Cable Design Technologies /1/                            4,092         28,276
                                                                       259,487
NON-FERROUS METALS (0.09%)
 Brush Engineered Materials /1/                           1,520          8,056
 RTI International Metals /1/                             1,899         19,180
                                                                        27,236
NON-HAZARDOUS WASTE DISPOSAL (0.28%)
 Waste Connections /1/                                    2,554         85,917
NON-HOTEL GAMBLING (0.22%)
 Argosy Gaming /1/ /2/                                    2,645         53,878
 Pinnacle Entertainment /1/                               2,370         12,656
                                                                        66,534
OFFICE AUTOMATION & EQUIPMENT (0.23%)
 Global Imaging Systems /1/                               1,942         35,927
 Imagistics International /1/                             1,664         35,809
                                                                        71,736
OFFICE FURNISHINGS-ORIGINAL (0.06%)
 Interface                                                4,679         16,844
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (0.44%)
                                                                   $
 John H. Harland                                          2,536         60,737
 New England Business Services                            1,186         30,184
 Standard Register                                        2,572         44,444
                                                                       135,365
OIL & GAS (0.21%)
 Spinnaker Exploration /1/                                3,032         64,885
OIL & GAS DRILLING (0.11%)
 Atwood Oceanics /1/                                      1,265         32,953
OIL COMPANY-EXPLORATION & PRODUCTION (3.19%)
 Cabot Oil & Gas                                          2,937         71,956
 Cimarex Energy/ 1/                                       3,721         73,304
 Evergreen Resources /1/                                  1,735         82,499
 Newfield Exploration /1/                                 4,716        162,183
 Nuevo Energy /1/                                         1,753         23,490
 Patina Oil & Gas                                         2,487         85,876
 Plains Resources /1/                                     2,192         26,567
 Prima Energy /1/                                         1,166         22,890
 Remington Oil & Gas /1/                                  2,398         37,577
 St. Mary Land & Exploration                              2,553         65,408
 Stone Energy /1/                                         2,407         84,558
 Swift Energy /1/                                         2,485         20,675
 Tom Brown /1/                                            3,586         87,929
 Unit /1/                                                 3,961         77,636
 Vintage Petroleum                                        5,787         56,597
                                                                       979,145
OIL FIELD MACHINERY & EQUIPMENT (0.59%)
 Carbo Ceramics                                           1,405         52,856
 Dril-Quip /1/                                            1,580         24,301
 Hydril /1/                                               2,057         48,977
 Lone Star Technologies /1/                               2,604         55,283
                                                                       181,417
OIL REFINING & MARKETING (0.26%)
 Frontier Oil                                             2,389         40,422
 WD-40                                                    1,514         40,045
                                                                        80,467
OIL-FIELD SERVICES (0.82%)
 Cal Dive International /1/                               3,411         54,917
 Oceaneering International /1/                            2,262         51,031
 Seacor Smit /1/                                          1,822         65,264
 Tetra Technologies /1/                                   1,295         34,447
 W-H Energy Services                                      2,469         44,442
                                                                       250,101
OPTICAL SUPPLIES (0.22%)
 Advanced Medical Optics /1/                              2,624         36,815
 Sola International /1/                                   2,248         31,494
                                                                        68,309
PAPER & RELATED PRODUCTS (0.49%)
 Buckeye Technologies /1/                                 3,379         17,909
 Caraustar Industries /1/                                 2,551         17,551
 Chesapeake                                               1,386         24,893
 Pope & Talbot                                            1,429         18,991
 Rock-Tenn                                                3,146         42,156
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                   $
 Schweitzer-Mauduit International                         1,364         29,858
                                                                       151,358
PHARMACEUTICALS (0.10%)
 Cima Labs /1/                                            1,300         31,395
PHARMACY SERVICES (0.21%)
 Accredo Health /1/                                       4,348         64,220
PHOTO EQUIPMENT & SUPPLIES (0.05%)
 Concord Camera /1/                                       2,551         14,337
PHYSICAL THERAPY & REHABILITATION CENTERS (0.08%)
 RehabCare Group /1/                                      1,447         25,294
PHYSICIAN PRACTICE MANAGEMENT (0.43%)
 Pediatrix Medical Group /1/                              2,306         73,492
 US Oncology /1/                                          8,160         58,589
                                                                       132,081
POWER CONVERTER & SUPPLY EQUIPMENT (0.34%)
 Advanced Energy Industries /1/                           2,934         28,196
 Artesyn Technologies /1/                                 3,507         14,694
 C&D Technologies                                         2,349         31,242
 Magnetek /1/                                             2,150          4,644
 Vicor /1/                                                3,868         25,993
                                                                       104,769
PRECIOUS METALS (0.04%)
 Stillwater Mining /1/                                    3,976         10,735
PRINTING-COMMERCIAL (0.19%)
 Bowne                                                    3,067         34,596
 Consolidated Graphics /1/                                1,218         23,264
                                                                        57,860
PROPERTY & CASUALTY INSURANCE (1.41%)
 Fremont General                                          6,877         64,369
 LandAmerica Financial Group                              1,665         68,382
 Philadelphia Consolidated Holding /1/                    1,970         76,850
 RLI                                                      2,255         66,635
 SCPIE Holdings                                             897          8,297
 Selective Insurance Group                                2,415         60,592
 Stewart Information Services /1/                         1,620         43,222
 Zenith National Insurance                                1,715         44,161
                                                                       432,508
PUBLICLY TRADED INVESTMENT FUND (1.42%)
 iShares S&P SmallCap 600 Index Fund                      4,395        435,457
PUBLISHING-BOOKS (0.15%)
 Information Holdings /1/                                 1,994         34,696
 Thomas Nelson /1/                                        1,313         12,145
                                                                        46,841
RECREATIONAL CENTERS (0.06%)
 Bally Total Fitness Holding /1/                          3,030         19,241
RECREATIONAL VEHICLES (0.75%)
 Arctic Cat                                               2,018         36,768
 Polaris Industries                                       2,076        109,758
 Thor Industries                                          2,612         83,532
                                                                       230,058
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RECYCLING (0.03%)
                                                                   $
 Imco Recycling /1/                                       1,385          9,557
RENTAL-AUTO & EQUIPMENT (0.14%)
 Aaron Rents                                              1,984         44,342
RESEARCH & DEVELOPMENT (0.53%)
 Parexel International /1/                                2,318         29,949
 Pharmaceutical Product Development /1/                   5,079        132,917
                                                                       162,866
RESPIRATORY PRODUCTS (0.75%)
 ResMed /1/                                               3,021        110,810
 Respironics /1/                                          3,071        117,988
                                                                       228,798
RETAIL-APPAREL & SHOE (2.78%)
 AnnTaylor Stores /1/                                     4,098         96,959
 Brown Shoe                                               1,613         47,148
 Burlington Coat Factory Warehouse                        4,066         72,171
 Cato                                                     2,333         47,827
 Childrens Place /1/                                      2,431         36,951
 Christopher & Banks /1/                                  2,357         59,302
 Dress Barn /1/                                           2,663         39,998
 Footstar /1/                                             1,843         17,048
 Genesco /1/                                              1,982         29,730
 Goody's Family Clothing /1/                              2,975         14,637
 Hot Topic /1/                                            2,838         69,389
 Men's Wearhouse /1/                                      3,629         60,423
 Pacific Sunwear of California /1/                        4,510        102,963
 Stein Mart /1/                                           3,794         20,753
 Too /1/                                                  3,116         57,833
 Urban Outfitters /1/                                     1,768         52,722
 Wet Seal /1/                                             2,699         27,530
                                                                       853,384
RETAIL-AUTO PARTS (0.70%)
 O'Reilly Automotive /1/                                  4,871        144,474
 PEP Boys-Manny, Moe & Jack                               4,713         40,343
 TBC /1/                                                  1,943         31,088
                                                                       215,905
RETAIL-AUTOMOBILE (0.18%)
 Group 1 Automotive /1/                                   2,055         56,533
RETAIL-BEDDING (0.28%)
 Linens 'N Things /1/                                     4,028         85,353
RETAIL-COMPUTER EQUIPMENT (0.10%)
 Insight Enterprises /1/                                  4,211         31,751
RETAIL-CONSUMER ELECTRONICS (0.04%)
 Ultimate Electronics /1/                                 1,333         11,264
RETAIL-CONVENIENCE STORE (0.19%)
 Casey's General Stores                                   4,538         58,767
RETAIL-DISCOUNT (0.35%)
 Fred's                                                   2,345         76,095
 ShopKo Stores /1/                                        2,643         31,796
                                                                       107,891
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (0.10%)
                                                                   $
 Duane Reade /1/                                          2,188         29,429
RETAIL-FABRIC STORE (0.24%)
 Hancock Fabrics                                          1,730         26,988
 Jo-Ann Stores /1/                                        1,781         46,306
                                                                        73,294
RETAIL-GARDENING PRODUCTS (0.23%)
 Tractor Supply /1/                                       1,660         70,301
RETAIL-HAIR SALONS (0.37%)
 Regis                                                    3,983        112,838
RETAIL-HOME FURNISHINGS (0.29%)
 Cost Plus /1/                                            1,989         61,122
 Haverty Furniture                                        1,986         27,903
                                                                        89,025
RETAIL-JEWELRY (0.33%)
 Zale /1/                                                 2,933        102,479
RETAIL-MAIL ORDER (0.08%)
 J. Jill Group /1/                                        1,781         25,557
RETAIL-OFFICE SUPPLIES (0.10%)
 School Specialty /1/                                     1,684         31,272
RETAIL-PAWN SHOPS (0.07%)
 Cash America International                               2,231         22,890
RETAIL-RESTAURANTS (2.64%)
 AFC Enterprises /1/                                      2,595         41,001
 CEC Entertainment /1/                                    2,515         75,727
 IHOP                                                     1,920         50,496
 Jack in the Box /1/                                      3,339         59,434
 Landry's Seafood Restaurant                              2,535         47,404
 Lone Star Steakhouse & Saloon                            1,916         40,179
 O'Charley's /1/                                          1,804         36,513
 P.F. Chang's China Bistro /1/                            2,291         95,993
 Panera Bread /1/                                         2,662         90,588
 Papa John's International /1/                            1,707         40,592
 Rare Hospitality International /1/                       2,009         58,522
 Ryan's Family Steak Houses /1/                           3,951         48,953
 Sonic /1/                                                3,552         95,939
 Steak N Shake /1/                                        2,461         28,474
                                                                       809,815
RETAIL-VIDEO RENTAL (0.18%)
 Movie Gallery /1/                                        2,931         54,197
RETIREMENT & AGED CARE (0.18%)
 Sunrise Assisted Living /1/                              2,033         54,891
SAVINGS & LOANS-THRIFTS (2.90%)
 Anchor Bancorp Wisconsin                                 2,234         51,717
 BankUnited Financial /1/                                 2,281         43,088
 Commercial Federal                                       4,130         88,878
 Dime Community Bancshares                                2,355         54,306
 Downey Financial                                         2,553        112,077
 FirstFed Financial /1/                                   1,547         50,262
 Flagstar Bancorp.                                        2,684         88,840
 MAF Bancorp                                              2,125         71,740
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                   $
 Seacoast Financial Services                              2,178         41,099
 Staten Island Bancorp                                    5,504         94,449
 Washington Federal                                       6,353        138,495
 Waypoint Financial                                       3,016         55,042
                                                                       889,993
SCHOOLS (0.40%)
 ITT Educational Services /1/                             4,119        121,511
SECURITY SERVICES (0.26%)
 Kroll /1/                                                3,563         79,455
SEISMIC DATA COLLECTION (0.12%)
 Input/Output /1/                                         4,672         14,530
 Veritas DGC /1/                                          3,048         20,879
                                                                        35,409
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.49%)
 Exar /1/                                                 3,655         53,911
 Pericom Semiconductor /1/                                2,352         19,945
 Power Integrations /1/                                   2,604         57,632
 Standard Microsystems /1/                                1,528         19,344
                                                                       150,832
SEMICONDUCTOR EQUIPMENT (1.49%)
 ATMI /1/                                                 2,808         59,246
 Axcelis Technologies /1/                                 8,981         51,012
 Brooks Automation                                        3,343         28,315
 Cohu                                                     1,910         34,399
 Dupont Photomasks /1/                                    1,650         30,674
 Helix Technology                                         2,385         27,475
 Kulicke & Soffa Industries /1/                           4,533         23,526
 Photronics /1/                                           2,928         36,805
 Rudolph Technologies /1/                                 1,492         22,544
 Ultratech Stepper /1/                                    2,068         29,304
 Varian Semiconductor Equipment  Associates
  /1/                                                     3,119         71,893
 Veeco Instruments /1/                                    2,663         42,848
                                                                       458,041
STEEL PIPE & TUBE (0.49%)
 Maverick Tube /1/                                        3,809         67,762
 Shaw Group /1/                                           3,448         40,169
 Valmont Industries                                       2,182         42,157
                                                                       150,088
STEEL-PRODUCERS (0.42%)
 Reliance Steel & Aluminum                                2,901         49,317
 Ryerson Tull                                             2,267         17,025
 Steel Dynamics /1/                                       4,346         52,587
 Steel Technologies                                         891          9,783
                                                                       128,712
STEEL-SPECIALTY (0.03%)
 Material Sciences /1/                                    1,283         10,328
STORAGE & WAREHOUSING (0.07%)
 Mobile Mini /1/                                          1,304         20,681
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.10%)
 Intermagnetics General /1/                               1,506         29,262
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.16%)
                                                                   $
 Network Equipment Technologies /1/                       2,069         14,835
 Symmetricom /1/                                          3,845         15,842
 Tollgrade Communications /1/                             1,238         17,963
                                                                        48,640
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.10%)
 C-COR.net /1/                                            3,324         11,335
 Harmonic /1/                                             5,489         19,047
                                                                        30,382
TELECOMMUNICATION SERVICES (0.05%)
 Metro One Telecommunications /1/                         2,255         14,590
TELEPHONE-INTEGRATED (0.10%)
 General Communication /1/                                5,095         31,543
THERAPEUTICS (0.15%)
 MGI Pharmaceuticals /1/                                  2,301         33,226
 Theragenics /1/                                          2,719         12,154
                                                                        45,380
TOBACCO (0.09%)
 DIMON                                                    4,088         26,817
TOYS (0.09%)
 Jakks Pacific /1/                                        2,228         28,964
TRANSPORT-MARINE (0.19%)
 Kirby /1/                                                2,200         57,552
TRANSPORT-RAIL (0.20%)
 Kansas City Southern Industries /1/                      5,571         61,671
TRANSPORT-SERVICES (0.13%)
 Offshore Logistics /1/                                   2,056         39,064
TRANSPORT-TRUCK (1.93%)
 Arkansas Best                                            2,278         57,747
 Forward Air /1/                                          1,959         49,288
 Heartland Express /1/                                    4,570        105,110
 Knight Transportation /1/                                3,391         81,723
 Landstar System /1/                                      1,445         89,778
 Roadway Express                                          1,769         65,559
 USFreightways                                            2,462         70,192
 Yellow /1/                                               2,685         71,690
                                                                       591,087
VITAMINS & NUTRITION PRODUCTS (0.35%)
 Natures Sunshine Products                                1,274         12,065
 NBTY /1/                                                 6,073         94,131
                                                                       106,196
WATER (0.12%)
 American States Water                                    1,386         35,814
WATER TREATMENT SYSTEMS (0.10%)
 Ionics /1/                                               1,604         30,476
WIRE & CABLE PRODUCTS (0.09%)
 Belden                                                   2,280         27,109
WIRELESS EQUIPMENT (0.26%)
 Allen Telecom /1/                                        2,791         37,762
 Audiovox /1/                                             2,091         15,055
                                                       Shares
                                                        Held          Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
                                                                   $
 Viasat /1/                                               2,387         25,398
                                                                        78,215
X-RAY EQUIPMENT (0.05%)
 Hologic /1/                                              1,793         16,137
                                           TOTAL COMMON STOCKS      30,042,458

                                                     Principal
                                                       Amount         Value
--------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.11%)
FINANCE-MORTGAGE LOAN/BANKER (2.11%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank                                     10,000,000
                                                     $             $
  1.25%; 05/01/03                                       648,064        648,064
                                        TOTAL COMMERCIAL PAPER         648,064
                                                                   -----------

                         TOTAL PORTFOLIO INVESTMENTS (100.11%)      30,690,522
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.11%)                      (33,609)
                                    TOTAL NET ASSETS (100.00%)     $30,656,913
                                                                   --------------

   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
2 Russell 2000     Buy         $362,975      $398,650       $35,675
June, 2003
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

See accompanying notes.

                                      271


                            SCHEDULE OF INVESTMENTS
                              SMALLCAP VALUE FUND

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held         Value
----------------------------------------------------------------------------------
COMMON STOCKS (93.80%)
AEROSPACE & DEFENSE (0.78%)
                                                                $
 Herley Industries /1/                                  3,320        53,655
 Veridian /1/                                           3,560        67,604
                                                                    121,259
AEROSPACE & DEFENSE EQUIPMENT (1.55%)
 Moog /1/                                               5,120       162,816
 United Defense Industries /1/                          3,210        78,388
                                                                    241,204
AGRICULTURAL CHEMICALS (0.57%)
 Agrium                                                 7,900        89,349
APPLICATIONS SOFTWARE (0.60%)
 MRO Software /1/                                      10,860        93,070
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.74%)
 American Axle & Manufacturing
  Holdings /1/                                          4,610       114,881
BUILDING PRODUCTS-WOOD (0.55%)
 Universal Forest Products                              4,890        86,064
BUILDING-RESIDENTIAL & COMMERCIAL (0.87%)
 Dominion Homes /1/                                     3,780        65,016
 Ryland Group                                           1,320        71,584
                                                                    136,600
CHEMICALS-DIVERSIFIED (1.15%)
 Georgia Gulf                                           2,579        58,285
 Hercules /1/                                          11,970       121,496
                                                                    179,781
CHEMICALS-SPECIALTY (0.89%)
 Crompton                                              21,535       138,255
CIRCUIT BOARDS (0.46%)
 Benchmark Electronics /1/                              2,767        71,804
COMMERCIAL BANKS (4.33%)
 Gold Banc                                             13,160       115,808
 Greater Bay Bancorp                                    6,340       101,440
 Independent Bank                                       2,885        58,508
 Local Financial /1/                                    7,300       109,500
 Pacific Capital Bancorp.                               2,040        66,526
 Sky Financial Group                                    3,011        60,702
 South Financial Group                                  3,660        89,670
 Yardville National Bancorp.                            4,020        73,244
                                                                    675,398
COMMUNICATIONS SOFTWARE (0.48%)
 Inter-Tel                                              4,552        74,880
COMPUTER SERVICES (0.98%)
 CACI International /1/                                 2,110        73,702
 Fidelity National Information Solutions /1/            4,510        79,151
                                                                    152,853
COMPUTERS-INTEGRATED SYSTEMS (0.40%)
 MTS Systems                                            5,020        62,956
COMPUTERS-MEMORY DEVICES (1.22%)
 Hutchison Technology /1/                               2,400        56,736
 Maxtor /1/                                             9,927        54,598
                                                     Shares
                                                      Held         Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                $
 Sandisk /1/                                            3,259        78,868
                                                                    190,202
COMPUTERS-PERIPHERAL EQUIPMENT (0.49%)
 Electronics for Imaging /1/                            4,000        76,800
CONTAINERS-METAL & GLASS (0.42%)
 Owens-Illinois /1/                                     7,380        65,608
COSMETICS & TOILETRIES (0.58%)
 Elizabeth Arden /1/                                    7,110        90,297
DATA PROCESSING & MANAGEMENT (0.71%)
 FileNet /1/                                            7,210       110,962
DISTRIBUTION-WHOLESALE (0.92%)
 Aviall /1/                                            12,058        98,875
 Watsco                                                 2,930        45,386
                                                                    144,261
DIVERSIFIED MANUFACTURING OPERATIONS (0.82%)
 Griffon /1/                                            4,840        65,921
 Pentair                                                1,602        61,741
                                                                    127,662
DIVERSIFIED OPERATIONS (0.46%)
 Walter Industries                                      7,110        72,166
ELECTRIC PRODUCTS-MISCELLANEOUS (0.61%)
 Ametek                                                 2,541        95,796
ELECTRIC-INTEGRATED (0.91%)
 Black Hills                                            2,099        59,779
 CH Energy Group                                        1,960        82,418
                                                                    142,197
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.49%)
 OSI Systems /1/                                        5,010        75,801
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.61%)
 Applied Micro Circuits /1/                            16,180        72,486
 International Rectifier /1/                            3,170        71,705
 Zoran /1/                                              6,040       107,452
                                                                    251,643
ELECTRONIC DESIGN AUTOMATION (0.75%)
 Magma Design Automation /1/                            7,756       116,573
ELECTRONIC MEASUREMENT INSTRUMENTS (0.43%)
 Trimble Navigation /1/                                 2,630        66,407
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.30%)
 EMCOR Group /1/                                        1,930        98,565
 URS /1/                                                7,310       103,802
                                                                    202,367
ENGINES-INTERNAL COMBUSTION (0.84%)
 Briggs & Stratton                                      2,910       131,357
ENTERTAINMENT SOFTWARE (0.46%)
 Take-Two Interactive Software /1/                      3,210        72,225
FOOD-MISCELLANEOUS/DIVERSIFIED (0.67%)
 American Italian Pasta /1/                             2,370       104,517
                                                     Shares
                                                      Held         Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (0.61%)
                                                                $
 Wild Oats Markets /1/                                  8,850        95,757
FOOD-WHOLESALE & DISTRIBUTION (0.71%)
 Fresh Del Monte Produce                                5,725       111,523
GAS-DISTRIBUTION (3.87%)
 AGL Resources                                          6,210       159,783
 New Jersey Resources                                   3,215       110,114
 ONEOK                                                  5,930       112,492
 Peoples Energy                                         2,780       108,003
 Southern Union /1/                                     8,130       113,414
                                                                    603,806
HOME FURNISHINGS (1.02%)
 American Woodmark                                      1,895        90,865
 Furniture Brands International /1/                     2,909        69,089
                                                                    159,954
IDENTIFICATION SYSTEM-DEVELOPMENT (0.54%)
 Identix /1/                                           17,181        84,187
INSTRUMENTS-CONTROLS (0.54%)
 Watts Industries                                       5,160        84,366
INSTRUMENTS-SCIENTIFIC (0.48%)
 PerkinElmer                                            7,630        75,690
INTERNET FINANCIAL SERVICES (1.00%)
 IndyMac Bancorp                                        6,990       155,737
INTERNET INFRASTRUCTURE SOFTWARE (0.36%)
 Tibco Software /1/                                    11,380        56,103
INVESTMENT COMPANIES (0.82%)
 American Capital Strategies                            5,250       127,365
LIFE & HEALTH INSURANCE (1.68%)
 Scottish Annuity & Life Holdings                       5,070        89,739
 Stancorp Financial Group                               1,720        92,364
 UICI /1/                                               6,740        80,206
                                                                    262,309
MACHINERY TOOLS & RELATED PRODUCTS (0.51%)
 Regal Beloit                                           4,643        79,627
MACHINERY-CONSTRUCTION & MINING (0.97%)
 Terex /1/                                              9,140       151,267
MACHINERY-FARM (0.59%)
 AGCO /1/                                               5,060        92,143
MACHINERY-GENERAL INDUSTRY (2.00%)
 Albany International                                   6,440       152,886
 Robbins & Myers                                        5,270        90,591
 Tecumseh Products                                      1,720        69,213
                                                                    312,690
MACHINERY-MATERIAL HANDLING (0.46%)
 Nacco Industries                                       1,380        72,450
MEDICAL PRODUCTS (1.20%)
 Cooper                                                 3,280        91,512
 Wright Medical Group /1/                               5,070        96,229
                                                                    187,741
                                                     Shares
                                                      Held         Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL STERILIZATION PRODUCT (0.49%)
                                                                $
 Steris /1/                                             3,370        76,499
MEDICAL-BIOMEDICAL/GENE (1.29%)
 Bio-Rad Laboratories /1/                               1,600        74,800
 Cambrex                                                4,541        79,013
 Enzon /1/                                              3,440        47,197
                                                                    201,010
MEDICAL-DRUGS (0.89%)
 Bradley Pharmaceuticals /1/                            5,295        76,301
 Endo Pharmaceuticals Holdings /1/                      3,809        62,925
                                                                    139,226
MEDICAL-HMO (0.55%)
 Cobalt /1/                                             5,230        86,033
MEDICAL-HOSPITALS (0.69%)
 United Surgical Partners International /1/             5,819       107,826
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.93%)
 Select Medical /1/                                     8,590       145,343
METAL PROCESSORS & FABRICATION (1.28%)
 Precision Castparts                                    3,410        94,423
 Quanex                                                 3,680       105,837
                                                                    200,260
MISCELLANEOUS INVESTING (7.61%)
 Alexandria Real Estate Equities                        1,620        68,526
 Capital Automotive                                     3,770        97,605
 CBL & Associates Properties                            4,070       172,772
 Chelsea Property Group                                 1,704        67,581
 Glimcher Realty Trust                                  3,570        73,756
 Healthcare Realty Trust                                2,100        57,813
 Home Properties of New York                            2,480        86,130
 Keystone Property Trust                                4,580        78,776
 Macerich                                               2,230        73,590
 Mills                                                  2,270        72,549
 Pan Pacific Retail Properties                          1,685        65,917
 Prentiss Properties Trust                              3,340        91,850
 Realty Income                                          1,980        74,448
 SL Green Realty                                        3,290       106,037
                                                                  1,187,350
MISCELLANEOUS MANUFACTURERS (0.63%)
 Applied Films /1/                                      4,490        97,657
MULTIMEDIA (0.65%)
 Media General                                          1,860       102,226
NON-HAZARDOUS WASTE DISPOSAL (0.56%)
 Waste Connections /1/                                  2,620        88,137
OFFICE AUTOMATION & EQUIPMENT (0.46%)
 Global Imaging Systems /1/                             3,860        71,410
OIL COMPANY-EXPLORATION & PRODUCTION (2.86%)
 Cimarex Energy /1/                                     3,807        74,998
 Denbury Resources /1/                                  5,240        55,544
 Encore Acquisition /1/                                 4,530        78,097
 Houston Exploration /1/                                2,340        65,450
 Swift Energy /1/                                       8,060        67,059
                                                     Shares
                                                      Held         Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                $
 Westport Resources /1/                                 5,040       105,034
                                                                    446,182
OIL FIELD MACHINERY & EQUIPMENT (0.33%)
 Universal Compression Holdings /1/                     2,860        51,880
OIL REFINING & MARKETING (0.32%)
 Premcor /1/                                            2,265        50,487
OIL-FIELD SERVICES (0.63%)
 Seacor Smit /1/                                        1,490        53,372
 Tetra Technologies /1/                                 1,670        44,422
                                                                     97,794
PAPER & RELATED PRODUCTS (1.15%)
 Boise Cascade                                          3,192        73,320
 Louisiana-Pacific /1/                                 13,070       105,606
                                                                    178,926
PHARMACEUTICALS (0.70%)
 Cima Labs /1/                                          4,500       108,675
PROPERTY & CASUALTY INSURANCE (3.90%)
 Arch Capital Group /1/                                 4,420       153,860
 Penn-America Group                                    13,030       135,642
 PMA Capital                                            8,250        70,455
 ProAssurance /1/                                       6,020       155,858
 Selective Insurance Group                              3,680        92,331
                                                                    608,146
PUBLICLY TRADED INVESTMENT FUND (0.97%)
 iShares Russell 2000 Value Index Fund                  1,314       152,214
RADIO (0.39%)
 Radio One /1/                                          3,960        60,588
RECREATIONAL VEHICLES (0.63%)
 Thor Industries                                        3,070        98,179
REINSURANCE (1.06%)
 Platinum Underwriters Holdings                         6,230       164,783
RESPIRATORY PRODUCTS (0.65%)
 Respironics /1/                                        2,650       101,813
RETAIL-APPAREL & SHOE (2.47%)
 AnnTaylor Stores /1/                                   3,890        92,037
 Brown Shoe                                             2,170        63,429
 Shoe Carnival                                          4,340        63,147
 Too /1/                                                4,320        80,179
 Urban Outfitters /1/                                   2,890        86,180
                                                                    384,972
RETAIL-AUTO PARTS (0.40%)
 PEP Boys-Manny, Moe & Jack                             7,280        62,317
RETAIL-CONSUMER ELECTRONICS (0.42%)
 Rex Stores /1/                                         6,170        66,204
RETAIL-FABRIC STORE (0.60%)
 Jo-Ann Stores /1/                                      3,580        93,080
RETAIL-HOME FURNISHINGS (0.43%)
 Pier 1 Imports                                         3,594        66,705
                                                     Shares
                                                      Held         Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-LEISURE PRODUCTS (0.49%)
                                                                $
 West Marine /1/                                        4,640        75,818
RETAIL-MAIL ORDER (0.37%)
 Brookstone /1/                                         3,540        58,410
RETAIL-OFFICE SUPPLIES (0.38%)
 School Specialty /1/                                   3,180        59,053
RETAIL-RESTAURANTS (2.51%)
 CBRL Group                                             3,000        95,640
 Landry's Seafood Restaurant                            2,720        50,864
 Rare Hospitality International /1/                     2,757        80,311
 Red Robin Gourmet Burgers /1/                          5,513        84,294
 Ruby Tuesday                                           4,060        79,982
                                                                    391,091
RETAIL-SPORTING GOODS (0.51%)
 Gart Sports /1/                                        3,378        79,147
SAVINGS & LOANS-THRIFTS (4.39%)
 Dime Community Bancshares                              4,490       103,539
 First Federal Capital                                  3,610        68,229
 Flagstar Bancorp.                                      4,617       152,823
 Flushing Financial                                     4,110        78,501
 Independence Community Bank                            4,880       127,612
 MAF Bancorp                                            2,060        69,546
 Webster Financial                                      2,260        84,840
                                                                    685,090
STEEL-PRODUCERS (0.72%)
 Steel Dynamics /1/                                     9,300       112,530
STEEL-SPECIALTY (0.30%)
 Gibraltar Steel                                        2,694        46,606
TELECOMMUNICATION EQUIPMENT (1.37%)
 Advanced Fibre Communication /1/                       4,981        76,209
 Arris Group /1/                                       18,970        74,002
 Tekelec /1/                                            5,910        63,592
                                                                    213,803
TELECOMMUNICATION SERVICES (0.41%)
 Aspect Communications /1/                             18,280        64,163
THERAPEUTICS (0.40%)
 CV Therapeutics /1/                                    3,130        62,537
TOBACCO (0.73%)
 Universal                                              2,900       113,245
TRANSPORT-TRUCK (1.36%)
 Arkansas Best                                          2,680        67,938
 Old Dominion Freight Line /1/                          1,804        59,819
 SCS Transportation                                     7,110        85,178
                                                                    212,935
WEB HOSTING & DESIGN (0.52%)
 Macromedia /1/                                         6,460        81,461
                                         TOTAL COMMON STOCKS     14,639,721

                                                   Principal
                                                     Amount        Value
----------------------------------------------------------------------------------
COMMERCIAL PAPER (5.59%)
FINANCE-MORTGAGE LOAN/BANKER (5.59%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                   $            $
  1.25%; 05/01/03                                     872,052       872,052
                                      TOTAL COMMERCIAL PAPER        872,052
                                                                -----------

                        TOTAL PORTFOLIO INVESTMENTS (99.39%)     15,511,773
CASH AND RECEIVABLES, NET OF LIABILITIES (0.61%)                     95,809
                                  TOTAL NET ASSETS (100.00%)    $15,607,582
                                                                -------------

/1 /Non-income producing security.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/     2002     2001/(G)/
                          ----          ----     ----
BALANCED FUND
-------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $8.07        $9.04    $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08         0.11      0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18        (0.92)    (1.23)
                           ----        -----     -----
 Total From Investment
            Operations     0.26        (0.81)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.16)    (0.02)
                          -----        -----     -----
   Total Dividends and
         Distributions    (0.13)       (0.16)    (0.02)
                          -----        -----     -----
Net Asset Value, End
 of Period............    $8.20        $8.07     $9.04
                          =====        =====     =====
Total Return..........     3.25%/(e)/  (9.21)%   (9.57)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,427       $2,395    $1,130
 Ratio of Expenses to
  Average Net Assets..     1.07%/(f)/   1.06%     1.07%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.07%/(f)/   1.07%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.78%/(f)/   1.95%     2.34%/(f)/
 Portfolio Turnover
  Rate................     90.7%/(f)/   91.7%     92.2%/(f)/

                          2003/(D)/     2002     2001/(G)/
                          ----          ----     ----
BALANCED FUND
-------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $8.05        $9.02    $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06         0.17      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.19        (1.00)    (1.23)
                           ----        -----     -----
 Total From Investment
            Operations     0.25        (0.83)    (1.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.14)    (0.02)
                          -----        -----     -----
   Total Dividends and
         Distributions    (0.11)       (0.14)    (0.02)
                          -----        -----     -----
Net Asset Value, End
 of Period............    $8.19        $8.05     $9.02
                          =====        =====     =====
Total Return..........     3.19%/(e)/  (9.39)%   (9.77)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,449       $1,423    $1,752
 Ratio of Expenses to
  Average Net Assets..     1.25%/(f)/   1.24%     1.25%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.25%/(f)/   1.25%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.60%/(f)/   1.82%     2.16%/(f)/
 Portfolio Turnover
  Rate................     90.7%/(f)/   91.7%     92.2%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
BALANCED FUND
-------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.01        $8.98     $9.53
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.05         0.12      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.19        (0.97)    (0.60)
                           ----        -----     -----
 Total From Investment
            Operations     0.24        (0.85)    (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.12)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.10)       (0.12)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $8.15        $8.01     $8.98
                          =====        =====     =====
Total Return /(b)/ ...     3.01%/(e)/  (9.61)%   (5.97)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,036      $15,113    $3,876
 Ratio of Expenses to
  Average Net Assets..     1.56%/(f)/   1.44%     1.42%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.75%/(f)/   1.45%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.28%/(f)/   1.56%     2.05%/(f)/
 Portfolio Turnover
  Rate................     90.7%/(f)/   91.7%     92.2%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
BALANCED FUND
-------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.06        $9.03     $9.53
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.09         0.22      0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18        (0.98)    (0.68)
                           ----        -----     -----
 Total From Investment
            Operations     0.27        (0.76)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.21)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.17)       (0.21)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $8.16        $8.06     $9.03
                          =====        =====     =====
Total Return..........     3.46%/(e)/  (8.69)%   (5.45)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9           $8        $9
 Ratio of Expenses to
  Average Net Assets..     0.50%/(f)/   0.49%     0.50%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.50%/(f)/   0.50%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.34%/(f)/   2.56%     2.87%/(f)/
 Portfolio Turnover
  Rate................     90.7%/(f)/   91.7%     92.2%/(f)/

                          2003/(D)/     2002     2001/(G)/
                          ----          ----     ----
BALANCED FUND
-------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $8.10        $9.07    $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07         0.19      0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.19        (0.97)    (1.36)
                           ----        -----     -----
 Total From Investment
            Operations     0.26        (0.78)    (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)       (0.19)    (0.02)
                          -----        -----     -----
   Total Dividends and
         Distributions    (0.15)       (0.19)    (0.02)
                          -----        -----     -----
Net Asset Value, End
 of Period............    $8.21        $8.10     $9.07
                          =====        =====     =====
Total Return..........     3.30%/(e)/  (8.89)%   (9.27)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,143       $1,064    $1,134
 Ratio of Expenses to
  Average Net Assets..     0.76%/(f)/   0.75%     0.76%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.76%/(f)/   0.76%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.09%/(f)/   2.30%     2.50%/(f)/
 Portfolio Turnover
  Rate................     90.7%/(f)/   91.7%     92.2%/(f)/

                          2003/(D)/     2002     2001/(G)/
                          ----          ----     ----
BALANCED FUND
-------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $8.08        $9.05    $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08         0.19      0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18        (0.99)    (1.23)
                           ----        -----     -----
 Total From Investment
            Operations     0.26        (0.80)    (1.05)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.17)    (0.02)
                          -----        -----     -----
   Total Dividends and
         Distributions    (0.14)       (0.17)    (0.02)
                          -----        -----     -----
Net Asset Value, End
 of Period............    $8.20        $8.08     $9.05
                          =====        =====     =====
Total Return..........     3.31%/(e)/  (9.02)%   (9.47)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,025       $1,010    $1,132
 Ratio of Expenses to
  Average Net Assets..     0.88%/(f)/   0.87%     0.88%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.88%/(f)/   0.87%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.97%/(f)/   2.19%     2.53%/(f)/
 Portfolio Turnover
  Rate................     90.7%/(f)/   91.7%     92.2%/(f)/



/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.11 per share from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.59       $10.68   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.14         0.46     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27        (0.05)    0.64
                           ----        -----     ----
 Total From Investment
            Operations     0.41         0.41     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.44)   (0.49)
 Distributions from
  Realized Gains......       --        (0.06)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.18)       (0.50)   (0.49)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.82       $10.59   $10.68
                         ======       ======   ======
Total Return..........     3.95%/(d)/   4.08%   10.95%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,164       $2,237   $2,669
 Ratio of Expenses to
  Average Net Assets..     1.12%/(e)/   1.12%    1.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.25%/(e)/   4.35%    5.03%/(e)/
 Portfolio Turnover
  Rate................     81.6%/(e)/   46.7%   124.7%/(e)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.57       $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.16/(f)/     0.55     0.47
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24        (0.16)    0.63
                           ----        -----     ----
 Total From Investment
            Operations     0.40         0.39     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.43)   (0.47)
 Distributions from
  Realized Gains......       --        (0.06)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.18)       (0.49)   (0.47)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.79       $10.57   $10.67
                         ======       ======   ======
Total Return..........     3.78%/(d)/   3.80%   10.69%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,255         $388   $2,669
 Ratio of Expenses to
  Average Net Assets..     1.30%/(e)/   1.30%    1.30%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.10%/(e)/   4.27%    4.85%/(e)/
 Portfolio Turnover
  Rate................     81.6%/(e)/   46.7%   124.7%/(e)/

                          2003/(C)/     2002    2001/(H)/
                          ----          ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.66       $10.73   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.15         0.40     0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23           --     0.37
  ----                     ----                  ----
 Total From Investment
            Operations     0.38         0.40     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.41)   (0.32)
 Distributions from
  Realized Gains......       --        (0.06)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.16)       (0.47)   (0.32)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.88       $10.66   $10.73
                         ======       ======   ======
Total Return /(a)/ ...     3.63%/(d)/   3.86%    6.46%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $86,057      $51,760   $7,941
 Ratio of Expenses to
  Average Net Assets..     1.46%/(e)/   1.50%    1.48%/(e)/
 Ratio of Gross
  Expense to Average
  Net Assets /(b)/ ...     1.49%/(e)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.91%/(e)/   3.78%    4.41%/(e)/
 Portfolio Turnover
  Rate................     81.6%/(e)/   46.7%   124.7%/(e)/

                          2003/(C)/     2002    2001/(H)/
                          ----          ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.63       $10.71   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.20         0.50     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23        (0.02)    0.35
                           ----        -----     ----
 Total From Investment
            Operations     0.43         0.48     0.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.50)   (0.38)
 Distributions from
  Realized Gains......       --        (0.06)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.21)       (0.56)   (0.38)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.85       $10.63   $10.71
                         ======       ======   ======
Total Return..........     4.14%/(d)/   4.76%    6.92%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $90,681      $42,163   $5,090
 Ratio of Expenses to
  Average Net Assets..     0.55%/(e)/   0.55%    0.55%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.82%/(e)/   4.72%    5.28%/(e)/
 Portfolio Turnover
  Rate................     81.6%/(e)/   46.7%   124.7%/(e)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.60       $10.68   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.18         0.48     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24        (0.02)    0.64
                           ----        -----     ----
 Total From Investment
            Operations     0.42         0.46     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.48)   (0.51)
 Distributions from
  Realized Gains......       --        (0.06)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.20)       (0.54)   (0.51)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.82       $10.60   $10.68
                         ======       ======   ======
Total Return..........     4.01%/(d)/   4.50%   11.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,172       $8,142   $2,669
 Ratio of Expenses to
  Average Net Assets..     0.81%/(e)/   0.81%    0.81%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.56%/(e)/   4.51%    5.59%/(e)/
 Portfolio Turnover
  Rate................     81.6%/(e)/   46.7%   124.7%/(e)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.65       $10.67   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.18/(f)/     1.08     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30        (0.58)    0.62
                           ----        -----     ----
 Total From Investment
            Operations     0.48         0.50     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)       (0.46)   (0.50)
 Distributions from
  Realized Gains......       --        (0.06)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.19)       (0.52)   (0.50)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.94       $10.65   $10.67
                         ======       ======   ======
Total Return..........     4.60%/(d)/   4.96%   11.03%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,032         $113   $2,668
 Ratio of Expenses to
  Average Net Assets..     0.93%/(e)/   0.92%    0.93%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.55%/(e)/   4.69%    5.22%/(e)/
 Portfolio Turnover
  Rate................     81.6%/(e)/   46.7%   124.7%/(e)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002. Expense limits were decreased on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Calculated based on average shares outstanding during the period.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000./ /
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 and $.01 per share, respectively, from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(C)/     2002    2001/(F)/
                          ----          ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.15         0.36     0.15
                           ----         ----     ----
 Total From Investment
            Operations     0.15         0.36     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)       (0.36)   (0.15)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.15)       (0.36)   (0.15)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00   $10.00
                         ======       ======   ======
Total Return..........     1.51%/(d)/   3.68%    1.51%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $498       $1,736   $1,674
 Ratio of Expenses to
  Average Net Assets..     1.17%/(e)/   1.17%    1.17%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.05%/(e)/   3.61%    3.93%/(e)/
 Portfolio Turnover
  Rate................     19.7%/(e)/   13.6%    31.1%/(e)/

                          2003/(C)/     2002    2001/(F)/
                          ----          ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.14         0.34     0.14
                           ----         ----     ----
 Total From Investment
            Operations     0.14         0.34     0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.34)   (0.14)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.14)       (0.34)   (0.14)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00   $10.00
                         ======       ======   ======
Total Return..........     1.44%/(d)/   3.50%    1.44%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $662       $1,732   $1,673
 Ratio of Expenses to
  Average Net Assets..     1.35%/(e)/   1.35%    1.35%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.84%/(e)/   3.43%    3.75%/(e)/
 Portfolio Turnover
  Rate................     19.7%/(e)/   13.6%    31.1%/(e)/

                          2003/(C)/     2002    2001/(F)/
                          ----          ----    ----
CAPITAL PRESERVATION FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.13         0.32     0.13
                           ----         ----     ----
 Total From Investment
            Operations     0.13         0.32     0.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.32)   (0.13)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.13)       (0.32)   (0.13)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00   $10.00
                         ======       ======   ======
Total Return /(a)/ ...     1.32%/(d)/   3.24%    1.34%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $29,549      $14,460   $2,376
 Ratio of Expenses to
  Average Net Assets..     1.54%/(e)/   1.60%    1.60%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.54%/(e)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.64%/(e)/   3.12%    3.51%/(e)/
 Portfolio Turnover
  Rate................     19.7%/(e)/   13.6%    31.1%/(e)/

                          2003/(C)/     2002    2001/(F)/
                          ----          ----    ----
CAPITAL PRESERVATION FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.18         0.42     0.17
                           ----         ----     ----
 Total From Investment
            Operations     0.18         0.42     0.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.42)   (0.17)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.18)       (0.42)   (0.17)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00   $10.00
                         ======       ======   ======
Total Return..........     1.79%/(d)/   4.27%    1.70%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,889       $1,856   $1,780
 Ratio of Expenses to
  Average Net Assets..     0.60%/(e)/   0.60%    0.60%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.58%/(e)/   4.18%    4.50%/(e)/
 Portfolio Turnover
  Rate................     19.7%/(e)/   13.6%    31.1%/(e)/

                          2003/(C)/     2002    2001/(F)/
                          ----          ----    ----
CAPITAL PRESERVATION FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.17         0.39     0.16
                           ----         ----     ----
 Total From Investment
            Operations     0.17         0.39     0.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.39)   (0.16)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.17)       (0.39)   (0.16)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00   $10.00
                         ======       ======   ======
Total Return..........     1.67%/(d)/   4.00%    1.63%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $512       $1,744   $1,676
 Ratio of Expenses to
  Average Net Assets..     0.86%/(e)/   0.86%    0.86%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.35%/(e)/   3.92%    4.24%/(e)/
 Portfolio Turnover
  Rate................     19.7%/(e)/   13.6%    31.1%/(e)/

                          2003/(C)/     2002    2001/(F)/
                          ----          ----    ----
CAPITAL PRESERVATION FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.16         0.38     0.15
                           ----         ----     ----
 Total From Investment
            Operations     0.16         0.38     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.38)   (0.15)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.16)       (0.38)   (0.15)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00   $10.00
                         ======       ======   ======
Total Return..........     1.61%/(d)/   3.88%    1.54%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $503       $1,740   $1,675
 Ratio of Expenses to
  Average Net Assets..     0.98%/(e)/   0.98%    0.98%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.23%/(e)/   3.80%    4.12%/(e)/
 Portfolio Turnover
  Rate................     19.7%/(e)/   13.6%    31.1%/(e)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.55       $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.16/(d)/     0.75     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.08        (0.23)    0.45
                           ----        -----     ----
 Total From Investment
            Operations     0.24         0.52     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)       (0.49)   (0.50)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.19)       (0.49)   (0.50)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.60       $10.55   $10.52
                         ======       ======   ======
Total Return..........     2.34%/(e)/   5.09%    9.38%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $799         $236   $2,630
 Ratio of Expenses to
  Average Net Assets..     0.97%/(f)/   0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.11%/(f)/   4.77%    5.29%/(f)/
 Portfolio Turnover
  Rate................    264.5%/(f)/   49.9%    36.1%/(f)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.55       $10.51   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08         0.52     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16        (0.01)    0.45
                           ----        -----     ----
 Total From Investment
            Operations     0.24         0.51     0.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)       (0.47)   (0.49)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.19)       (0.47)   (0.49)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.60       $10.55   $10.51
                         ======       ======   ======
Total Return..........     2.25%/(e)/   5.00%    9.13%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,210         $582   $2,657
 Ratio of Expenses to
  Average Net Assets..     1.15%/(f)/   1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.99%/(f)/   4.55%    5.12%/(f)/
 Portfolio Turnover
  Rate................    264.5%/(f)/   49.9%    36.1%/(f)/

                          2003/(C)/     2002    2001/(H)/
                          ----          ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.60       $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.15         0.40     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.08         0.10     0.30
                           ----         ----     ----
 Total From Investment
            Operations     0.23         0.50     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.45)   (0.33)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.17)       (0.45)   (0.33)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.66       $10.60   $10.55
                         ======       ======   ======
Total Return /(a)/ ...     2.23%/(e)/   4.87%    6.07%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $79,296      $44,955   $4,397
 Ratio of Expenses to
  Average Net Assets..     1.37%/(f)/   1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.37%/(f)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.70%/(f)/   4.02%    4.88%/(f)/
 Portfolio Turnover
  Rate................    264.5%/(f)/   49.9%    36.1%/(f)/

                          2003/(C)/     2002    2001/(H)/
                          ----          ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.60       $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.20/(d)/     0.50     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07         0.09     0.30
                           ----         ----     ----
 Total From Investment
            Operations     0.27         0.59     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.22)       (0.54)   (0.39)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.22)       (0.54)   (0.39)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.65       $10.60   $10.55
                         ======       ======   ======
Total Return..........     2.62%/(e)/   5.86%    6.72%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10      $20,777   $3,390
 Ratio of Expenses to
  Average Net Assets..     0.40%/(f)/   0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.66%/(f)/   5.06%    5.86%/(f)/
 Portfolio Turnover
  Rate................    264.5%/(f)/   49.9%    36.1%/(f)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.57       $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.18         0.48     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09         0.09     0.48
                           ----         ----     ----
 Total From Investment
            Operations     0.27         0.57     0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.52)   (0.53)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.21)       (0.52)   (0.53)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.63       $10.57   $10.52
                         ======       ======   ======
Total Return..........     2.59%/(e)/   5.61%    9.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,770       $1,599   $2,643
 Ratio of Expenses to
  Average Net Assets..     0.66%/(f)/   0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.40%/(f)/   4.96%    5.74%/(f)/
 Portfolio Turnover
  Rate................    264.5%/(f)/   49.9%    36.1%/(f)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.57       $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.17/(d)/     1.18     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.08        (0.62)    0.46
                           ----        -----     ----
 Total From Investment
            Operations     0.25         0.56     0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.51)   (0.52)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.20)       (0.51)   (0.52)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.62       $10.57   $10.52
                         ======       ======   ======
Total Return..........     2.43%/(e)/   5.48%    9.53%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $322         $106   $2,630
 Ratio of Expenses to
  Average Net Assets..     0.78%/(f)/   0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.30%/(f)/   4.97%    5.48%/(f)/
 Portfolio Turnover
  Rate................    264.5%/(f)/   49.9%    36.1%/(f)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d) /Calculated based on average shares outstanding during the period.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(C)/    2002    2001/(F)/
                          ----         ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.54      $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.21        0.49     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.19       (0.03)    0.61
                           ----       -----     ----
 Total From Investment
            Operations     0.40        0.46     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.22)      (0.48)   (0.51)
 Distributions from
  Realized Gains......       --       (0.09)      --
 -----                                -----
   Total Dividends and
         Distributions    (0.22)      (0.57)   (0.51)
                          -----       -----    -----
Net Asset Value, End
 of Period............   $10.72      $10.54   $10.65
                         ======      ======   ======
Total Return..........     3.80%/(d)/  4.61%   10.99%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,241      $1,932   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.97%/(e)/  0.97%    0.97%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.99%/(e)/  4.67%    5.33%/(e)/
 Portfolio Turnover
  Rate................     42.3%/(e)/  60.8%    80.3%/(e)/

                          2003/(C)/    2002    2001/(F)/
                          ----         ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.54      $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.20        0.48     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.19       (0.04)    0.61
                           ----       -----     ----
 Total From Investment
            Operations     0.39        0.44     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)      (0.46)   (0.49)
 Distributions from
  Realized Gains......       --       (0.09)      --
 -----                                -----
   Total Dividends and
         Distributions    (0.21)      (0.55)   (0.49)
                          -----       -----    -----
Net Asset Value, End
 of Period............   $10.72      $10.54   $10.65
                         ======      ======   ======
Total Return..........     3.71%/(d)/  4.43%   10.84%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,708      $1,668   $2,881
 Ratio of Expenses to
  Average Net Assets..     1.15%/(e)/  1.15%    1.15%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.81%/(e)/  4.51%    5.15%/(e)/
 Portfolio Turnover
  Rate................     42.3%/(e)/  60.8%    80.3%/(e)/

                          2003/(C)/    2002    2001/(G)/
                          ----         ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.58      $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.19        0.43     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20       (0.01)    0.37
                           ----       -----     ----
 Total From Investment
            Operations     0.39        0.42     0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)      (0.44)   (0.34)
 Distributions from
  Realized Gains......       --       (0.09)      --
 -----                                -----
   Total Dividends and
         Distributions    (0.20)      (0.53)   (0.34)
                          -----       -----    -----
Net Asset Value, End
 of Period............   $10.77      $10.58   $10.69
                         ======      ======   ======
Total Return /(a)/ ...     3.68%/(d)/  4.20%    6.67%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,230      $9,630   $1,334
 Ratio of Expenses to
  Average Net Assets..     1.37%/(e)/  1.35%    1.33%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.54%/(e)/    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.60%/(e)/  4.18%    4.85%/(e)/
 Portfolio Turnover
  Rate................     42.3%/(e)/  60.8%    80.3%/(e)/

                          2003/(C)/    2002    2001/(G)/
                          ----         ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.62      $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.24        0.54     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20        0.02     0.35
                           ----        ----     ----
 Total From Investment
            Operations     0.44        0.56     0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.25)      (0.54)   (0.40)
 Distributions from
  Realized Gains......       --       (0.09)      --
 -----                                -----
   Total Dividends and
         Distributions    (0.25)      (0.63)   (0.40)
                          -----       -----    -----
Net Asset Value, End
 of Period............   $10.81      $10.62   $10.69
                         ======      ======   ======
Total Return..........     4.16%/(d)/  5.56%    7.33%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $10      $10
 Ratio of Expenses to
  Average Net Assets..     0.40%/(e)/  0.40%    0.40%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.57%/(e)/  5.22%    5.84%/(e)/
 Portfolio Turnover
  Rate................     42.3%/(e)/  60.8%    80.3%/(e)/

                          2003/(C)/    2002    2001/(F)/
                          ----         ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.56      $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.23        0.51     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18       (0.02)    0.66
                           ----       -----     ----
 Total From Investment
            Operations     0.41        0.49     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)      (0.51)   (0.53)
 Distributions from
  Realized Gains......       --       (0.09)      --
 -----                                -----
   Total Dividends and
         Distributions    (0.23)      (0.60)   (0.53)
                          -----       -----    -----
Net Asset Value, End
 of Period............   $10.74      $10.56   $10.67
                         ======      ======   ======
Total Return..........     3.96%/(d)/  4.93%   11.45%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,957      $6,195   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.66%/(e)/  0.66%    0.66%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.30%/(e)/  4.90%    5.65%/(e)/
 Portfolio Turnover
  Rate................     42.3%/(e)/  60.8%    80.3%/(e)/

                          2003/(C)/    2002    2001/(F)/
                          ----         ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.54      $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.22        0.52     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.19       (0.04)    0.61
                           ----       -----     ----
 Total From Investment
            Operations     0.41        0.48     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)      (0.50)   (0.52)
 Distributions from
  Realized Gains......       --       (0.09)      --
 -----                                -----
   Total Dividends and
         Distributions    (0.23)      (0.59)   (0.52)
                          -----       -----    -----
Net Asset Value, End
 of Period............   $10.72      $10.54   $10.65
                         ======      ======   ======
Total Return..........     3.90%/(d)/  4.81%   11.15%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,509      $1,483   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.78%/(e)/  0.77%    0.78%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.18%/(e)/  4.89%    5.52%/(e)/
 Portfolio Turnover
  Rate................     42.3%/(e)/  60.8%    80.3%/(e)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2003/(C)/    2002    2001/(G)/
                         ----         ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.51      $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.22/(d)/    0.51     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.32       (0.08)    0.63
                          ----       -----     ----
 Total From Investment
            Operations    0.54        0.43     1.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.23)      (0.49)   (0.52)
 Distributions from
  Realized Gains......      --       (0.09)      --
 ----                                -----
   Total Dividends and
         Distributions   (0.23)      (0.58)   (0.52)
                         -----       -----    -----
Net Asset Value, End
 of Period............  $10.82      $10.51   $10.66
                        ======      ======   ======
Total Return..........    5.24%/(e)/  4.34%   10.91%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $423      $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..    0.97%/(f)/  0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.21%/(f)/  4.88%    5.44%/(f)/
 Portfolio Turnover
  Rate................    36.5%/(f)/  94.1%   101.3%/(f)/

                         2003/(C)/    2002    2001/(G)/
                         ----         ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.51      $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.22        0.49     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.31       (0.08)    0.64
                          ----       -----     ----
 Total From Investment
            Operations    0.53        0.41     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.22)      (0.47)   (0.51)
 Distributions from
  Realized Gains......      --       (0.09)      --
 ----                                -----
   Total Dividends and
         Distributions   (0.22)      (0.56)   (0.51)
                         -----       -----    -----
Net Asset Value, End
 of Period............  $10.82      $10.51   $10.66
                        ======      ======   ======
Total Return..........    5.15%/(e)/  4.15%   10.76%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,160      $2,229   $2,667
 Ratio of Expenses to
  Average Net Assets..    1.15%/(f)/  1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.01%/(f)/  4.70%    5.26%/(f)/
 Portfolio Turnover
  Rate................    36.5%/(f)/  94.1%   101.3%/(f)/

                         2003/(C)/    2002    2001/(H)/
                         ----         ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.64      $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.20        0.46     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.32       (0.05)    0.38
                          ----       -----     ----
 Total From Investment
            Operations    0.52        0.41     0.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.21)      (0.45)   (0.34)
 Distributions from
  Realized Gains......      --       (0.09)      --
 ----                                -----
   Total Dividends and
         Distributions   (0.21)      (0.54)   (0.34)
                         -----       -----    -----
Net Asset Value, End
 of Period............  $10.95      $10.64   $10.77
                        ======      ======   ======
Total Return /(a)/ ...    4.97%/(e)/  4.09%    6.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,418      $5,545   $1,214
 Ratio of Expenses to
  Average Net Assets..    1.40%/(f)/  1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.69%/(f)/    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.76%/(f)/  4.44%    4.97%/(f)/
 Portfolio Turnover
  Rate................    36.5%/(f)/  94.1%   101.3%/(f)/

                         2003/(C)/    2002    2001/(H)/
                         ----         ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.72      $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.26        0.57     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.32        0.02     0.37
                          ----        ----     ----
 Total From Investment
            Operations    0.58        0.59     0.78
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.26)      (0.55)   (0.41)
 Distributions from
  Realized Gains......      --       (0.09)      --
 ----                                -----
   Total Dividends and
         Distributions   (0.26)      (0.64)   (0.41)
                         -----       -----    -----
Net Asset Value, End
 of Period............  $11.04      $10.72   $10.77
                        ======      ======   ======
Total Return..........    5.52%/(e)/  5.81%    7.28%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11         $10      $10
 Ratio of Expenses to
  Average Net Assets..    0.40%/(f)/  0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.78%/(f)/  5.45%    5.94%/(f)/
 Portfolio Turnover
  Rate................    36.5%/(f)/  94.1%   101.3%/(f)/

                         2003/(C)/    2002    2001/(G)/
                         ----         ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.50      $10.65   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.24        0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.32       (0.07)    0.65
                          ----       -----     ----
 Total From Investment
            Operations    0.56        0.46     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)      (0.52)   (0.54)
 Distributions from
  Realized Gains......      --       (0.09)      --
 ----                                -----
   Total Dividends and
         Distributions   (0.25)      (0.61)   (0.54)
                         -----       -----    -----
Net Asset Value, End
 of Period............  $10.81      $10.50   $10.65
                        ======      ======   ======
Total Return..........    5.40%/(e)/  4.66%   10.96%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,342      $2,246   $2,662
 Ratio of Expenses to
  Average Net Assets..    0.66%/(f)/  0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.52%/(f)/  5.19%    5.74%/(f)/
 Portfolio Turnover
  Rate................    36.5%/(f)/  94.1%   101.3%/(f)/

                         2003/(C)/    2002    2001/(G)/
                         ----         ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.51      $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.23/(d)/    0.53     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.32       (0.08)    0.63
                          ----       -----     ----
 Total From Investment
            Operations    0.55        0.45     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)      (0.51)   (0.53)
 Distributions from
  Realized Gains......      --       (0.09)      --
 ----                                -----
   Total Dividends and
         Distributions   (0.24)      (0.60)   (0.53)
                         -----       -----    -----
Net Asset Value, End
 of Period............  $10.82      $10.51   $10.66
                        ======      ======   ======
Total Return..........    5.34%/(e)/  4.53%   11.07%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $397      $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..    0.78%/(f)/  0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.40%/(f)/  5.08%    5.63%/(f)/
 Portfolio Turnover
  Rate................    36.5%/(f)/  94.1%   101.3%/(f)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(c) /Six months ended April 30, 2003.
/(d) /Calculated based on average shares outstanding during the period.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.40       $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.16         0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11        (0.15)    0.49
                           ----        -----     ----
 Total From Investment
            Operations     0.27         0.38     1.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.40)   (0.50)
 Distributions from
  Realized Gains......       --        (0.11)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.17)       (0.51)   (0.50)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.50       $10.40   $10.53
                         ======       ======   ======
Total Return..........     2.66%/(d)/   3.91%    9.96%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $467         $446   $2,631
 Ratio of Expenses to
  Average Net Assets..     0.97%/(e)/   0.97%    0.97%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.19%/(e)/   4.17%    5.28%/(e)/
 Portfolio Turnover
  Rate................    132.6%/(e)/  105.8%    68.4%/(e)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.38       $10.51   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.17/(f)/     1.89     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09        (1.52)    0.47
                           ----        -----     ----
 Total From Investment
            Operations     0.26         0.37     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.39)   (0.48)
 Distributions from
  Realized Gains......       --        (0.11)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.16)       (0.50)   (0.48)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.48       $10.38   $10.51
                         ======       ======   ======
Total Return..........     2.57%/(d)/   3.72%    9.61%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $326          $40   $2,631
 Ratio of Expenses to
  Average Net Assets..     1.15%/(e)/   1.15%    1.15%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.94%/(e)/   4.07%    5.11%/(e)/
 Portfolio Turnover
  Rate................    132.6%/(e)/  105.8%    68.4%/(e)/

                          2003/(C)/     2002    2001/(H)/
                          ----          ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.39       $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.14         0.37     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11        (0.04)    0.30
                           ----        -----     ----
 Total From Investment
            Operations     0.25         0.33     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)       (0.37)   (0.33)
 Distributions from
  Realized Gains......       --        (0.11)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.15)       (0.48)   (0.33)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.49       $10.39   $10.54
                         ======       ======   ======
Total Return /(a)/ ...     2.47%/(d)/   3.33%    6.02%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,052      $12,108     $996
 Ratio of Expenses to
  Average Net Assets..     1.34%/(e)/   1.35%    1.31%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.34%/(e)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.84%/(e)/   3.56%    4.75%/(e)/
 Portfolio Turnover
  Rate................    132.6%/(e)/  105.8%    68.4%/(e)/

                          2003/(C)/     2002    2001/(H)/
                          ----          ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.39       $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.20/(f)/     0.47     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10        (0.04)    0.30
                           ----        -----     ----
 Total From Investment
            Operations     0.30         0.43     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.47)   (0.39)
 Distributions from
  Realized Gains......       --        (0.11)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.20)       (0.58)   (0.39)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.49       $10.39   $10.54
                         ======       ======   ======
Total Return..........     2.96%/(d)/   4.29%    6.67%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10       $9,450   $1,214
 Ratio of Expenses to
  Average Net Assets..     0.40%/(e)/   0.40%    0.40%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.76%/(e)/   4.54%    5.59%/(e)/
 Portfolio Turnover
  Rate................    132.6%/(e)/  105.8%    68.4%/(e)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.39       $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.18         0.47     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11        (0.06)    0.50
                           ----        -----     ----
 Total From Investment
            Operations     0.29         0.41     1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)       (0.44)   (0.52)
 Distributions from
  Realized Gains......       --        (0.11)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.19)       (0.55)   (0.52)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.49       $10.39   $10.53
                         ======       ======   ======
Total Return..........     2.82%/(d)/   4.13%   10.21%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,057       $2,694   $2,633
 Ratio of Expenses to
  Average Net Assets..     0.66%/(e)/   0.66%    0.66%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.50%/(e)/   4.41%    5.76%/(e)/
 Portfolio Turnover
  Rate................    132.6%/(e)/  105.8%    68.4%/(e)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.31       $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.17         6.39     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11        (6.07)    0.49
                           ----        -----     ----
 Total From Investment
            Operations     0.28         0.32     1.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.43)   (0.51)
 Distributions from
  Realized Gains......       --        (0.11)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.18)       (0.54)   (0.51)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $10.41       $10.31   $10.53
                         ======       ======   ======
Total Return..........     2.78%/(d)/   3.20%   10.11%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $12          $11   $2,632
 Ratio of Expenses to
  Average Net Assets..     0.78%/(e)/   0.77%    0.78%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.37%/(e)/   4.37%    5.47%/(e)/
 Portfolio Turnover
  Rate................    132.6%/(e)/  105.8%    68.4%/(e)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Calculated based on average shares outstanding during the period.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2003/(D)/     2002      2001/(H)/
                         ----          ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $8.74        $8.32     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04           --       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37         0.46      (1.97)
                          ----         ----      -----
 Total From Investment
            Operations    0.41         0.46      (1.90)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.04)     (0.02)
 ----                                 -----      -----
   Total Dividends and
         Distributions      --        (0.04)     (0.02)
 ----                                 -----      -----
Net Asset Value, End
 of Period............   $9.15        $8.74      $8.32
                         =====        =====      =====
Total Return..........    4.69%/(e)/   5.53%    (19.24)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,664       $1,543     $1,041
 Ratio of Expenses to
  Average Net Assets..    1.92%/(f)/   1.92%      1.92%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.92%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.94%/(f)/   0.10%      0.90%/(f)/
 Portfolio Turnover
  Rate................   166.5%/(f)/  151.0%     156.3%/(f)/

                         2003/(D)/     2002      2001/(H)/
                         ----          ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $8.73        $8.31     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03           --       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37         0.45      (1.97)
                          ----         ----      -----
 Total From Investment
            Operations    0.40         0.45      (1.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.03)     (0.02)
 ----                                 -----      -----
   Total Dividends and
         Distributions      --        (0.03)     (0.02)
 ----                                 -----      -----
Net Asset Value, End
 of Period............   $9.13        $8.73      $8.31
                         =====        =====      =====
Total Return..........    4.58%/(e)/   5.34%    (19.33)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,148       $1,093     $1,040
 Ratio of Expenses to
  Average Net Assets..    2.10%/(f)/   2.10%      2.10%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    2.10%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.77%/(f)/     --       0.73%/(f)/
 Portfolio Turnover
  Rate................   166.5%/(f)/  151.0%     156.3%/(f)/

                         2003/(D)/     2002      2001/(I)/
                         ----          ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.68        $8.26     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03        (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.35         0.45      (2.04)
                          ----         ----      -----
 Total From Investment
            Operations    0.38         0.43      (2.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.01)        --
 ----                                 -----
   Total Dividends and
         Distributions      --        (0.01)        --
 ----                                 -----
Net Asset Value, End
 of Period............   $9.06        $8.68      $8.26
                         =====        =====      =====
Total Return /(b)/ ...    4.38%/(e)/   5.17%    (19.41)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,281       $2,240       $347
 Ratio of Expenses to
  Average Net Assets..    2.47%/(f)/   2.30%      2.26%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    3.62%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.55%/(f)/  (0.28)%     0.42%/(f)/
 Portfolio Turnover
  Rate................   166.5%/(f)/  151.0%     156.3%/(f)/

                         2003/(D)/     2002      2001/(I)/
                         ----          ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $8.72        $8.31     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.02/(g)/     0.09       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.42         0.42      (2.03)
                          ----         ----      -----
 Total From Investment
            Operations    0.44         0.51      (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.10)        --
 ----                                 -----
   Total Dividends and
         Distributions      --        (0.10)        --
 ----                                 -----
Net Asset Value, End
 of Period............   $9.16        $8.72      $8.31
                         =====        =====      =====
Total Return..........    5.05%/(e)/   6.03%    (18.93)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9       $2,517       $314
 Ratio of Expenses to
  Average Net Assets..    1.35%/(f)/   1.35%      1.35%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.35%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.33%/(f)/   0.73%      3.65%/(f)/
 Portfolio Turnover
  Rate................   166.5%/(f)/  151.0%     156.3%/(f)/

                         2003/(D)/     2002      2001/(H)/
                         ----          ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $8.76        $8.33     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05         0.05       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37         0.45      (1.97)
                          ----         ----      -----
 Total From Investment
            Operations    0.42         0.50      (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.07)     (0.02)
 ----                                 -----      -----
   Total Dividends and
         Distributions      --        (0.07)     (0.02)
 ----                                 -----      -----
Net Asset Value, End
 of Period............   $9.18        $8.76      $8.33
                         =====        =====      =====
Total Return..........    4.79%/(e)/   5.97%    (19.22)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,207       $1,102     $1,042
 Ratio of Expenses to
  Average Net Assets..    1.61%/(f)/   1.61%      1.61%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.61%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.26%/(f)/   0.49%      0.69%/(f)/
 Portfolio Turnover
  Rate................   166.5%/(f)/  151.0%     156.3%/(f)/

                         2003/(D)/     2002      2001/(H)/
                         ----          ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $8.76        $8.33     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05         0.04       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37         0.45      (1.97)
                          ----         ----      -----
 Total From Investment
            Operations    0.42         0.49      (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.06)     (0.02)
 ----                                 -----      -----
   Total Dividends and
         Distributions      --        (0.06)     (0.02)
 ----                                 -----      -----
Net Asset Value, End
 of Period............   $9.18        $8.76      $8.33
                         =====        =====      =====
Total Return..........    4.79%/(e)/   5.85%    (19.14)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,148       $1,095     $1,043
 Ratio of Expenses to
  Average Net Assets..    1.73%/(f)/   1.72%      1.73%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.73%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.13%/(f)/   0.38%      1.09%/(f)/
 Portfolio Turnover
  Rate................   166.5%/(f)/  151.0%     156.3%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Calculated based on average shares outstanding during the period.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/     2002      2001/(H)/
                          ----          ----      ----
INTERNATIONAL FUND I
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $6.51        $7.40     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03        (0.02)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.05        (0.87)     (2.83)
                           ----        -----      -----
 Total From Investment
            Operations     0.08        (0.89)     (2.79)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $6.59        $6.51      $7.40
                          =====        =====      =====
Total Return..........     1.23%/(e)/ (12.03)%   (26.92)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,702       $3,304       $926
 Ratio of Expenses to
  Average Net Assets..     1.47%/(f)/   1.47%      1.47%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.47%/(f)/   1.47%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.94%/(f)/   0.46%      0.79%/(f)/
 Portfolio Turnover
  Rate................    186.0%/(f)/   71.4%      86.8%/(f)/

                          2003/(D)/     2002      2001/(H)/
                          ----          ----      ----
INTERNATIONAL FUND I
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $6.47        $7.38     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03        (0.02)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.04        (0.89)     (2.84)
                           ----        -----      -----
 Total From Investment
            Operations     0.07        (0.91)     (2.81)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $6.54        $6.47      $7.38
                          =====        =====      =====
Total Return..........     1.08%/(e)/ (12.33)%   (27.12)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,038       $3,172       $974
 Ratio of Expenses to
  Average Net Assets..     1.65%/(f)/   1.65%      1.65%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.65%/(f)/   1.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.58%/(f)/   0.38%      0.60%/(f)/
 Portfolio Turnover
  Rate................    186.0%/(f)/   71.4%      86.8%/(f)/

                          2003/(D)/     2002      2001/(I)/
                          ----          ----      ----
INTERNATIONAL FUND I
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.49        $7.42      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07        (0.94)     (2.11)
                           ----        -----      -----
 Total From Investment
            Operations     0.08        (0.93)     (2.12)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $6.57        $6.49      $7.42
                          =====        =====      =====
Total Return /(b)/ ...     1.23%/(e)/ (12.53)%   (22.22)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,617      $10,104     $2,165
 Ratio of Expenses to
  Average Net Assets..     1.95%/(f)/   1.85%      1.81%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.33%/(f)/   1.85%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.47%/(f)/   0.03%     (0.36)%/(f)/
 Portfolio Turnover
  Rate................    186.0%/(f)/   71.4%      86.8%/(f)/

                          2003/(D)/     2002      2001/(I)/
                          ----          ----      ----
INTERNATIONAL FUND I
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $6.52        $7.46      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07         0.02         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.02        (0.88)     (2.08)
                           ----        -----      -----
 Total From Investment
            Operations     0.09        (0.86)     (2.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.08)        --
 -----                                 -----
   Total Dividends and
         Distributions       --        (0.08)        --
 -----                                 -----
Net Asset Value, End
 of Period............    $6.61        $6.52      $7.46
                          =====        =====      =====
Total Return..........     1.43%/(e)/ (11.60)%   (21.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,761      $20,504     $1,782
 Ratio of Expenses to
  Average Net Assets..     0.90%/(f)/   0.90%      0.90%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.90%/(f)/   0.90%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.74%/(f)/   1.15%      0.34%/(f)/
 Portfolio Turnover
  Rate................    186.0%/(f)/   71.4%      86.8%/(f)/

                          2003/(D)/     2002      2001/(H)/
                          ----          ----      ----
INTERNATIONAL FUND I
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $6.51        $7.41     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04        (0.01)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.05        (0.85)     (2.81)
                           ----        -----      -----
 Total From Investment
            Operations     0.09        (0.86)     (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.04)        --
 -----                                 -----
   Total Dividends and
         Distributions       --        (0.04)        --
 -----                                 -----
Net Asset Value, End
 of Period............    $6.60        $6.51      $7.41
                          =====        =====      =====
Total Return..........     1.38%/(e)/ (11.61)%   (26.82)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,847       $4,166       $925
 Ratio of Expenses to
  Average Net Assets..     1.16%/(f)/   1.16%      1.16%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.16%/(f)/   1.16%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.20%/(f)/   0.75%      0.21%/(f)/
 Portfolio Turnover
  Rate................    186.0%/(f)/   71.4%      86.8%/(f)/

                          2003/(D)/     2002      2001/(H)/
                          ----          ----      ----
INTERNATIONAL FUND I
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $6.50        $7.41     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01/(g)/    (0.01)      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.08        (0.87)     (2.83)
                           ----        -----      -----
 Total From Investment
            Operations     0.09        (0.88)     (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.03)        --
 -----                                 -----
   Total Dividends and
         Distributions       --        (0.03)        --
 -----                                 -----
Net Asset Value, End
 of Period............    $6.59        $6.50      $7.41
                          =====        =====      =====
Total Return..........     1.38%/(e)/ (11.96)%   (26.82)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $502       $2,381       $927
 Ratio of Expenses to
  Average Net Assets..     1.28%/(f)/   1.28%      1.28%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.28%/(f)/   1.28%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.58%/(f)/   0.76%      0.98%/(f)/
 Portfolio Turnover
  Rate................    186.0%/(f)/   71.4%      86.8%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Calculated based on average shares outstanding during the period.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003/(D)/       2002      2001/(G)/
                           ----            ----      ----
INTERNATIONAL FUND II
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $6.83          $7.55     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01           0.02      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23          (0.70)     (2.56)
                            ----          -----      -----
 Total From Investment
            Operations      0.24          (0.68)     (2.63)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.04)        --
 ------                                   -----
   Total Dividends and
         Distributions        --          (0.04)        --
 ------                                   -----
Net Asset Value, End
 of Period............     $7.07          $6.83      $7.55
                           =====          =====      =====
Total Return..........      3.51%/(e)/    (9.07)%   (25.76)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,456         $1,405       $756
 Ratio of Expenses to
  Average Net Assets..      1.57%/(f)/     1.57%      1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...        --           1.57%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.39%/(f)/     0.10%      0.34%/(f)/
 Portfolio Turnover
  Rate................     178.5%/(f)/     96.9%     143.1%/(f)/

                           2003/(D)/       2002      2001/(G)/
                           ----            ----      ----
INTERNATIONAL FUND II
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $6.58          $7.53     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.05          (0.08)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.17          (0.84)     (2.57)
                            ----          -----      -----
 Total From Investment
            Operations      0.22          (0.92)     (2.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.03)        --
 ------                                   -----
   Total Dividends and
         Distributions        --          (0.03)        --
 ------                                   -----
Net Asset Value, End
 of Period............     $6.80          $6.58      $7.53
                           =====          =====      =====
Total Return..........      3.34%/(e)/   (12.32)%   (25.96)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $467           $199       $754
 Ratio of Expenses to
  Average Net Assets..      1.75%/(f)/     1.74%      1.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...        --           1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.52%/(f)/    (0.03)%     0.16%/(f)/
 Portfolio Turnover
  Rate................     178.5%/(f)/     96.9%     143.1%/(f)/

                           2003/(D)/       2002      2001/(H)/
                           ----            ----      ----
INTERNATIONAL FUND II
---------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $6.62          $7.56      $9.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01           0.04      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20          (0.97)     (1.72)
                            ----          -----      -----
 Total From Investment
            Operations      0.21          (0.93)     (1.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.01)        --
 ------                                   -----
   Total Dividends and
         Distributions        --          (0.01)        --
 ------                                   -----
Net Asset Value, End
 of Period............     $6.83          $6.62      $7.56
                           =====          =====      =====
Total Return /(b)/ ...      3.17%/(e)/   (12.33)%   (18.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,784         $3,871       $931
 Ratio of Expenses to
  Average Net Assets..      2.10%/(f)/     1.95%      1.92%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.77%/(f)/     1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.09)%/(f)/   (0.11)%    (0.38)%/(f)/
 Portfolio Turnover
  Rate................     178.5%/(f)/     96.9%     143.1%/(f)/

                           2003/(D)/       2002      2001/(G)/
                           ----            ----      ----
INTERNATIONAL FUND II
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $6.63          $7.58     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.03          (0.01)      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22          (0.86)     (2.70)
                            ----          -----      -----
 Total From Investment
            Operations      0.25          (0.87)     (2.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.08)        --
 ------                                   -----
   Total Dividends and
         Distributions        --          (0.08)        --
 ------                                   -----
Net Asset Value, End
 of Period............     $6.88          $6.63      $7.58
                           =====          =====      =====
Total Return..........      3.77%/(e)/   (11.58)%   (25.47)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $154,230       $117,442     $2,176
 Ratio of Expenses to
  Average Net Assets..      1.00%/(f)/     0.99%      1.00%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...        --           1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.15%/(f)/     0.93%      0.36%/(f)/
 Portfolio Turnover
  Rate................     178.5%/(f)/     96.9%     143.1%/(f)/

                           2003/(D)/       2002      2001/(G)/
                           ----            ----      ----
INTERNATIONAL FUND II
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $6.61          $7.55     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.02           0.02      (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22          (0.90)     (2.59)
                            ----          -----      -----
 Total From Investment
            Operations      0.24          (0.88)     (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.06)        --
 ------                                   -----
   Total Dividends and
         Distributions        --          (0.06)        --
 ------                                   -----
Net Asset Value, End
 of Period............     $6.85          $6.61      $7.55
                           =====          =====      =====
Total Return..........      3.63%/(e)/   (11.72)%   (25.76)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $675           $623       $756
 Ratio of Expenses to
  Average Net Assets..      1.26%/(f)/     1.25%      1.26%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...        --           1.26%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.76%/(f)/     0.43%      0.65%/(f)/
 Portfolio Turnover
  Rate................     178.5%/(f)/     96.9%     143.1%/(f)/

                           2003/(D)/       2002      2001/(G)/
                           ----            ----      ----
INTERNATIONAL FUND II
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $6.60          $7.55     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.03          (0.03)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.21          (0.86)     (2.58)
                            ----          -----      -----
 Total From Investment
            Operations      0.24          (0.89)     (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.06)        --
 ------                                   -----
   Total Dividends and
         Distributions        --          (0.06)        --
 ------                                   -----
Net Asset Value, End
 of Period............     $6.84          $6.60      $7.55
                           =====          =====      =====
Total Return..........      3.64%/(e)/   (11.96)%   (25.76)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $277           $195       $756
 Ratio of Expenses to
  Average Net Assets..      1.38%/(f)/     1.36%      1.38%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...        --           1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.74%/(f)/     0.35%      0.53%/(f)/
 Portfolio Turnover
  Rate................     178.5%/(f)/     96.9%     143.1%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. /(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred, and Select classes of shares incurred an unrealized gain of $.18, $.18, $.19, $.19, and $.19 per share, respectively, from November 27, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2003/(D)/     2002      2001/(H)/
                         ----          ----      ----
INTERNATIONAL SMALLCAP FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $6.65        $7.42     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01           --       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.33        (0.77)     (2.78)
                          ----        -----      -----
 Total From Investment
            Operations    0.34        (0.77)     (2.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)          --      (0.01)
 ----                    -----                   -----
   Total Dividends and
         Distributions   (0.05)          --      (0.01)
 ----                    -----                   -----
Net Asset Value, End
 of Period............   $6.94        $6.65      $7.42
                         =====        =====      =====
Total Return..........    5.22%/(e)/ (10.38)%   (27.40)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,837       $1,692       $927
 Ratio of Expenses to
  Average Net Assets..    1.77%/(f)/   1.77%      1.77%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.77%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.52%/(f)/   0.22%      0.35%/(f)/
 Portfolio Turnover
  Rate................   180.4%/(f)/   63.4%     148.0%/(f)/

                         2003/(D)/     2002      2001/(H)/
                         ----          ----      ----
INTERNATIONAL SMALLCAP FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $6.63        $7.40     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02           --       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.31        (0.77)     (2.79)
                          ----        -----      -----
 Total From Investment
            Operations    0.33        (0.77)     (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)          --      (0.01)
 ----                    -----                   -----
   Total Dividends and
         Distributions   (0.04)          --      (0.01)
 ----                    -----                   -----
Net Asset Value, End
 of Period............   $6.92        $6.63      $7.40
                         =====        =====      =====
Total Return..........    5.05%/(e)/ (10.41)%   (27.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,831       $1,076       $926
 Ratio of Expenses to
  Average Net Assets..    1.95%/(f)/   1.95%      1.95%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.95%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.43%/(f)/   0.07%      0.17%/(f)/
 Portfolio Turnover
  Rate................   180.4%/(f)/   63.4%     148.0%/(f)/

                         2003/(D)/     2002      2001/(I)/
                         ----          ----      ----
INTERNATIONAL SMALLCAP FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.65        $7.43      $9.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)          --      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.34        (0.78)     (2.11)
                          ----        -----      -----
 Total From Investment
            Operations    0.33        (0.78)     (2.12)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)          --         --
 ----                    -----
   Total Dividends and
         Distributions   (0.03)          --         --
 ----                    -----
Net Asset Value, End
 of Period............   $6.95        $6.65      $7.43
                         =====        =====      =====
Total Return /(b)/ ...    4.98%/(e)/ (10.50)%   (21.87)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,496       $3,212       $635
 Ratio of Expenses to
  Average Net Assets..    2.14%/(f)/   2.15%      2.12%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    3.20%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.23%/(f)/  (0.16)%    (0.43)%/(f)/
 Portfolio Turnover
  Rate................   180.4%/(f)/   63.4%     148.0%/(f)/

                         2003/(D)/     2002      2001/(I)/
                         ----          ----      ----
INTERNATIONAL SMALLCAP FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $6.72        $7.48      $9.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.01/(g)/     0.05       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.36        (0.78)     (2.09)
                          ----        -----      -----
 Total From Investment
            Operations    0.37        (0.73)     (2.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)       (0.03)        --
 ----                    -----        -----
   Total Dividends and
         Distributions   (0.09)       (0.03)        --
 ----                    -----        -----
Net Asset Value, End
 of Period............   $7.00        $6.72      $7.48
                         =====        =====      =====
Total Return..........    5.62%/(e)/  (9.85)%   (21.35)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $7         $594       $147
 Ratio of Expenses to
  Average Net Assets..    1.20%/(f)/   1.20%      1.20%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.20%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.34%/(f)/   0.80%      1.54%/(f)/
 Portfolio Turnover
  Rate................   180.4%/(f)/   63.4%     148.0%/(f)/

                         2003/(D)/     2002      2001/(H)/
                         ----          ----      ----
INTERNATIONAL SMALLCAP FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $6.70        $7.44     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03         0.06      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.33        (0.79)     (2.72)
                          ----        -----      -----
 Total From Investment
            Operations    0.36        (0.73)     (2.74)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.08)       (0.01)     (0.01)
                         -----        -----      -----
   Total Dividends and
         Distributions   (0.08)       (0.01)     (0.01)
                         -----        -----      -----
Net Asset Value, End
 of Period............   $6.98        $6.70      $7.44
                         =====        =====      =====
Total Return..........    5.36%/(e)/  (9.87)%   (27.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,458       $1,475       $930
 Ratio of Expenses to
  Average Net Assets..    1.46%/(f)/   1.46%      1.46%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.46%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.80%/(f)/   0.63%     (0.10)%/(f)/
 Portfolio Turnover
  Rate................   180.4%/(f)/   63.4%     148.0%/(f)/

                         2003/(D)/     2002      2001/(H)/
                         ----          ----      ----
INTERNATIONAL SMALLCAP FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $6.68        $7.43     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02         0.04       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.33        (0.79)     (2.78)
                          ----        -----      -----
 Total From Investment
            Operations    0.35        (0.75)     (2.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)          --      (0.01)
 ----                    -----                   -----
   Total Dividends and
         Distributions   (0.07)          --      (0.01)
 ----                    -----                   -----
Net Asset Value, End
 of Period............   $6.96        $6.68      $7.43
                         =====        =====      =====
Total Return..........    5.25%/(e)/ (10.09)%   (27.30)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $874         $834       $928
 Ratio of Expenses to
  Average Net Assets..    1.58%/(f)/   1.57%      1.58%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.58%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.70%/(f)/   0.48%      0.54%/(f)/
 Portfolio Turnover
  Rate................   180.4%/(f)/   63.4%     148.0%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expenses limits were decreased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Calculated based on average shares outstanding during the period.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 29, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.01 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD ENDED APRIL 30:



                         2003/(A)/
                         ----
LARGECAP BLEND FUND I
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                          ----
 Total From Investment
            Operations    0.40
                          ----
Net Asset Value, End
 of Period............  $10.40
                        ======
Total Return..........    4.00%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    1.17%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.47%/(c)/
 Portfolio Turnover
  Rate................   106.5%/(c)/

                         2003/(A)/
                         ----
LARGECAP BLEND FUND I
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                          ----
 Total From Investment
            Operations    0.39
                          ----
Net Asset Value, End
 of Period............  $10.39
                        ======
Total Return..........    3.90%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    1.35%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.29%/(c)/
 Portfolio Turnover
  Rate................   106.5%/(c)/

                         2003/(A)/
                         ----
LARGECAP BLEND FUND I
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                          ----
 Total From Investment
            Operations    0.41
                          ----
Net Asset Value, End
 of Period............  $10.41
                        ======
Total Return..........    4.10%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,997
 Ratio of Expenses to
  Average Net Assets..    0.60%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.04%/(c)/
 Portfolio Turnover
  Rate................   106.5%/(c)/

                         2003/(A)/
                         ----
LARGECAP BLEND FUND I
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                          ----
 Total From Investment
            Operations    0.41
                          ----
Net Asset Value, End
 of Period............  $10.41
                        ======
Total Return..........    4.10%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    0.86%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.78%/(c)/
 Portfolio Turnover
  Rate................   106.5%/(c)/

                         2003/(A)/
                         ----
LARGECAP BLEND FUND I
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                          ----
 Total From Investment
            Operations    0.40
                          ----
Net Asset Value, End
 of Period............  $10.40
                        ======
Total Return..........    4.00%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    0.98%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.66%/(c)/
 Portfolio Turnover
  Rate................   106.5%/(c)/


See accompanying notes.

/(a) /Period from December 30, 2002, date operations commenced, through April
  30, 2003.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/        2002      2001/(I)/
                          ----             ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $5.16           $6.30     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)/(e)/     (0.02)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.25/(f)/       (1.12)     (3.67)
                          ----            -----      -----
 Total From Investment
            Operations     0.24           (1.14)     (3.70)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --              --      (0.01)
  ----                                               -----
   Total Dividends and
         Distributions       --              --      (0.01)
  ----                                               -----
Net Asset Value, End
 of Period............    $5.40           $5.16      $6.30
                          =====           =====      =====
Total Return..........     4.65%/(g)(f)/ (18.10)%   (35.88)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,310            $646       $788
 Ratio of Expenses to
  Average Net Assets..     1.12%/(h)/      1.12%      1.12%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.12%/(h)/        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.24)%/(h)/    (0.29)%    (0.36)%/(h)/
 Portfolio Turnover
  Rate................     84.2%/(h)/      29.6%      37.5%/(h)/

                          2003/(D)/        2002      2001/(I)/
                          ----             ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $5.15           $6.29     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)/(e)/     (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06           (1.11)     (3.67)
                           ----           -----      -----
 Total From Investment
            Operations     0.05           (1.14)     (3.71)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --              --      (0.01)
  ----                                               -----
   Total Dividends and
         Distributions       --              --      (0.01)
  ----                                               -----
Net Asset Value, End
 of Period............    $5.20           $5.15      $6.29
                          =====           =====      =====
Total Return..........     0.97%/(g)/    (18.12)%   (35.98)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $748            $644       $787
 Ratio of Expenses to
  Average Net Assets..     1.30%/(h)/      1.30%      1.30%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.30%/(h)/        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.42)%/(h)/    (0.47)%    (0.54)%/(h)/
 Portfolio Turnover
  Rate................     84.2%/(h)/      29.6%      37.5%/(h)/

                          2003/(D)/        2002      2001/(J)/
                          ----             ----      ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.01           $6.14      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)/(e)/     (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07           (1.12)     (1.48)
                           ----           -----      -----
 Total From Investment
            Operations     0.05           (1.13)     (1.49)
                           ----           -----      -----
Net Asset Value, End
 of Period............    $5.06           $5.01      $6.14
                          =====           =====      =====
Total Return /(b)/ ...     1.00%/(g)/    (18.40)%   (20.05)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,539          $5,092     $1,406
 Ratio of Expenses to
  Average Net Assets..     1.61%/(h)/      1.50%      1.47%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.07%/(h)/        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.72)%/(h)/    (0.64)%    (0.63)%/(h)/
 Portfolio Turnover
  Rate................     84.2%/(h)/      29.6%      37.5%/(h)/

                          2003/(D)/        2002      2001/(J)/
                          ----             ----      ----
LARGECAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $5.09           $6.17      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01/(e)/       (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06           (1.05)     (1.46)
                           ----           -----      -----
 Total From Investment
            Operations     0.07           (1.08)     (1.46)
                           ----           -----      -----
Net Asset Value, End
 of Period............    $5.16           $5.09      $6.17
                          =====           =====      =====
Total Return..........     1.46%/(g)/    (17.50)%   (19.66)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $31,653         $23,787     $1,524
 Ratio of Expenses to
  Average Net Assets..     0.55%/(h)/      0.55%      0.55%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.55%/(h)/        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.34%/(h)/      0.34%      0.34%/(h)/
 Portfolio Turnover
  Rate................     84.2%/(h)/      29.6%      37.5%/(h)/

                          2003/(D)/        2002      2001/(I)/
                          ----             ----      ----
LARGECAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $5.19           $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....  --/(e)/            0.01      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.05           (1.13)     (3.66)
                           ----           -----      -----
 Total From Investment
            Operations     0.05           (1.12)     (3.69)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --              --      (0.01)
  ----                                               -----
   Total Dividends and
         Distributions       --              --      (0.01)
  ----                                               -----
Net Asset Value, End
 of Period............    $5.24           $5.19      $6.31
                          =====           =====      =====
Total Return..........     0.96%/(g)/    (17.75)%   (35.77)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,565          $1,584       $789
 Ratio of Expenses to
  Average Net Assets..     0.81%/(h)/      0.81%      0.81%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.81%/(h)/        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.06%/(h)/      0.06%     (0.07)%/(h)/
 Portfolio Turnover
  Rate................     84.2%/(h)/      29.6%      37.5%/(h)/

                          2003/(D)/        2002      2001/(I)/
                          ----             ----      ----
LARGECAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $5.18           $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....  --/(e)/           (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07           (1.12)     (3.67)
                           ----           -----      -----
 Total From Investment
            Operations     0.07           (1.13)     (3.69)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --              --      (0.01)
  ----                                               -----
   Total Dividends and
         Distributions       --              --      (0.01)
  ----                                               -----
Net Asset Value, End
 of Period............    $5.25           $5.18      $6.31
                          =====           =====      =====
Total Return..........     1.35%/(g)/    (17.91)%   (35.77)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $685            $648       $789
 Ratio of Expenses to
  Average Net Assets..     0.93%/(h)/      0.92%      0.93%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.93%/(h)/        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.06)%/(h)/    (0.10)%    (0.17)%/(h)/
 Portfolio Turnover
  Rate................     84.2%/(h)/      29.6%      37.5%/(h)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expenses limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e) /Calculated based on average shares outstanding during the period.
/(f) /Total returns and per share amounts reflect a gain from As Of shareholder transactions. Exclusion of this gain would reduce the amounts shown.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(C)/     2002      2001/(G)/
                          ----          ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $6.79        $8.11     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03         0.02       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23        (1.30)     (2.40)
                           ----        -----      -----
 Total From Investment
            Operations     0.26        (1.28)     (2.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.04)     (0.01)
                          -----        -----      -----
   Total Dividends and
         Distributions    (0.04)       (0.04)     (0.01)
                          -----        -----      -----
Net Asset Value, End
 of Period............    $7.01        $6.79      $8.11
                          =====        =====      =====
Total Return..........     3.87%/(d)/ (15.86)%   (20.99)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,825       $6,563     $1,015
 Ratio of Expenses to
  Average Net Assets..     0.72%/(e)/   0.72%      0.72%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.05%/(e)/   0.97%      0.70%/(e)/
 Portfolio Turnover
  Rate................      2.4%/(e)/   67.9%     117.4%/(e)/

                          2003/(C)/     2002      2001/(G)/
                          ----          ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $6.77        $8.10     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         0.03       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.26        (1.33)     (2.40)
                           ----        -----      -----
 Total From Investment
            Operations     0.27        (1.30)     (2.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.03)     (0.01)
                          -----        -----      -----
   Total Dividends and
         Distributions    (0.03)       (0.03)     (0.01)
                          -----        -----      -----
Net Asset Value, End
 of Period............    $7.01        $6.77      $8.10
                          =====        =====      =====
Total Return..........     4.00%/(d)/ (16.15)%   (21.09)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,604       $2,099     $1,080
 Ratio of Expenses to
  Average Net Assets..     0.90%/(e)/   0.90%      0.90%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.90%/(e)/   0.71%      0.52%/(e)/
 Portfolio Turnover
  Rate................      2.4%/(e)/   67.9%     117.4%/(e)/

                          2003/(C)/     2002      2001/(H)/
                          ----          ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.72        $8.04      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.03       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24        (1.34)     (1.34)
                           ----        -----      -----
 Total From Investment
            Operations     0.26        (1.31)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.01)        --
  ----                    -----        -----
   Total Dividends and
         Distributions    (0.02)       (0.01)        --
  ----                    -----        -----
Net Asset Value, End
 of Period............    $6.96        $6.72      $8.04
                          =====        =====      =====
Total Return /(a)/ ...     3.83%/(d)/ (16.31)%   (14.38)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $92,052      $61,111    $12,926
 Ratio of Expenses to
  Average Net Assets..     1.14%/(e)/   1.10%      1.07%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.20%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.68%/(e)/   0.51%      0.36%/(e)/
 Portfolio Turnover
  Rate................      2.4%/(e)/   67.9%     117.4%/(e)/

                          2003/(C)/     2002      2001/(H)/
                          ----          ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $6.76        $8.09      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03/(f)/     0.11       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.26        (1.35)     (1.36)
                           ----        -----      -----
 Total From Investment
            Operations     0.29        (1.24)     (1.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       (0.09)        --
  ----                    -----        -----
   Total Dividends and
         Distributions    (0.08)       (0.09)        --
  ----                    -----        -----
Net Asset Value, End
 of Period............    $6.97        $6.76      $8.09
                          =====        =====      =====
Total Return..........     4.33%/(d)/ (15.54)%   (13.84)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $56,052           $7         $8
 Ratio of Expenses to
  Average Net Assets..     0.15%/(e)/   0.15%      0.15%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.17%/(e)/   1.44%      1.25%/(e)/
 Portfolio Turnover
  Rate................      2.4%/(e)/   67.9%     117.4%/(e)/

                          2003/(C)/     2002      2001/(G)/
                          ----          ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $6.83        $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03         0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25        (1.30)     (2.38)
                           ----        -----      -----
 Total From Investment
            Operations     0.28        (1.23)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.07)     (0.01)
                          -----        -----      -----
   Total Dividends and
         Distributions    (0.06)       (0.07)     (0.01)
                          -----        -----      -----
Net Asset Value, End
 of Period............    $7.05        $6.83      $8.13
                          =====        =====      =====
Total Return..........     4.16%/(d)/ (15.31)%   (20.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $50,863      $30,529     $2,386
 Ratio of Expenses to
  Average Net Assets..     0.41%/(e)/   0.41%      0.41%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.41%/(e)/   1.22%      0.86%/(e)/
 Portfolio Turnover
  Rate................      2.4%/(e)/   67.9%     117.4%/(e)/

                          2003/(C)/     2002      2001/(G)/
                          ----          ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $6.80        $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04         0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24        (1.34)     (2.39)
                           ----        -----      -----
 Total From Investment
            Operations     0.28        (1.27)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.06)     (0.01)
                          -----        -----      -----
   Total Dividends and
         Distributions    (0.06)       (0.06)     (0.01)
                          -----        -----      -----
Net Asset Value, End
 of Period............    $7.02        $6.80      $8.13
                          =====        =====      =====
Total Return..........     4.07%/(d)/ (15.79)%   (20.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,580       $1,108     $1,016
 Ratio of Expenses to
  Average Net Assets..     0.53%/(e)/   0.52%      0.53%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.29%/(e)/   1.07%      0.89%/(e)/
 Portfolio Turnover
  Rate................      2.4%/(e)/   67.9%     117.4%/(e)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Calculated based on average shares outstanding during the period.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/     2002      2001/(G)/
                          ----          ----      ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $8.23        $9.10     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.09       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33        (0.91)     (1.12)
                           ----        -----      -----
 Total From Investment
            Operations     0.35        (0.82)     (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.05)     (0.01)
                          -----        -----      -----
   Total Dividends and
         Distributions    (0.04)       (0.05)     (0.01)
                          -----        -----      -----
Net Asset Value, End
 of Period............    $8.54        $8.23      $9.10
                          =====        =====      =====
Total Return..........     4.25%/(e)/  (9.09)%   (10.42)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,340       $1,030     $1,138
 Ratio of Expenses to
  Average Net Assets..     1.02%/(f)/   1.02%      1.02%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.02%/(f)/   1.02%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.07%/(f)/   0.98%      0.86%/(f)/
 Portfolio Turnover
  Rate................    214.2%/(f)/  128.9%     116.0%/(f)/

                          2003/(D)/     2002      2001/(G)/
                          ----          ----      ----
LARGECAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $8.22        $9.09     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03         0.08       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30        (0.92)     (1.12)
                           ----        -----      -----
 Total From Investment
            Operations     0.33        (0.84)     (1.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.03)     (0.01)
                          -----        -----      -----
   Total Dividends and
         Distributions    (0.02)       (0.03)     (0.01)
                          -----        -----      -----
Net Asset Value, End
 of Period............    $8.53        $8.22      $9.09
                          =====        =====      =====
Total Return..........     4.07%/(e)/  (9.26)%   (10.52)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,103       $2,033     $2,560
 Ratio of Expenses to
  Average Net Assets..     1.20%/(f)/   1.20%      1.20%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.20%/(f)/   1.20%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.92%/(f)/   0.80%      0.70%/(f)/
 Portfolio Turnover
  Rate................    214.2%/(f)/  128.9%     116.0%/(f)/

                          2003/(D)/     2002      2001/(H)/
                          ----          ----      ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.22        $9.09     $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         0.03       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32        (0.89)     (1.05)
                           ----        -----      -----
 Total From Investment
            Operations     0.33        (0.86)     (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.01)        --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.01)       (0.01)        --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $8.54        $8.22      $9.09
                          =====        =====      =====
Total Return /(b)/ ...     3.99%/(e)/  (9.44)%   (10.09)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,729       $3,683     $1,083
 Ratio of Expenses to
  Average Net Assets..     1.56%/(f)/   1.40%      1.35%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.08%/(f)/   1.40%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.53%/(f)/   0.59%      0.60%/(f)/
 Portfolio Turnover
  Rate................    214.2%/(f)/  128.9%     116.0%/(f)/

                          2003/(D)/     2002      2001/(H)/
                          ----          ----      ----
LARGECAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.27        $9.14     $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07         0.13       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30        (0.90)     (1.00)
                           ----        -----      -----
 Total From Investment
            Operations     0.37        (0.77)     (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.10)        --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.09)       (0.10)        --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $8.55        $8.27      $9.14
                          =====        =====      =====
Total Return..........     4.45%/(e)/  (8.54)%    (9.68)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $31,171      $27,086     $1,946
 Ratio of Expenses to
  Average Net Assets..     0.45%/(f)/   0.45%      0.45%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.45%/(f)/   0.45%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.70%/(f)/   1.58%      1.53%/(f)/
 Portfolio Turnover
  Rate................    214.2%/(f)/  128.9%     116.0%/(f)/

                          2003/(D)/     2002      2001/(G)/
                          ----          ----      ----
LARGECAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $8.26        $9.13     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08         0.02       0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.28        (0.81)     (1.17)
                           ----        -----      -----
 Total From Investment
            Operations     0.36        (0.79)     (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.08)     (0.01)
                          -----        -----      -----
   Total Dividends and
         Distributions    (0.07)       (0.08)     (0.01)
                          -----        -----      -----
Net Asset Value, End
 of Period............    $8.55        $8.26      $9.13
                          =====        =====      =====
Total Return..........     4.31%/(e)/  (8.79)%   (10.12)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,199       $3,770     $1,141
 Ratio of Expenses to
  Average Net Assets..     0.71%/(f)/   0.71%      0.71%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.71%/(f)/   0.71%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.43%/(f)/   1.25%      0.90%/(f)/
 Portfolio Turnover
  Rate................    214.2%/(f)/  128.9%     116.0%/(f)/

                          2003/(D)/     2002      2001/(G)/
                          ----          ----      ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $8.25        $9.12     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06         0.11       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30        (0.91)     (1.11)
                           ----        -----      -----
 Total From Investment
            Operations     0.36        (0.80)     (1.04)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.07)     (0.01)
                          -----        -----      -----
   Total Dividends and
         Distributions    (0.06)       (0.07)     (0.01)
                          -----        -----      -----
Net Asset Value, End
 of Period............    $8.55        $8.25      $9.12
                          =====        =====      =====
Total Return..........     4.31%/(e)/  (8.90)%   (10.22)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,069       $1,031     $1,140
 Ratio of Expenses to
  Average Net Assets..     0.83%/(f)/   0.82%      0.83%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.83%/(f)/   0.82%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.29%/(f)/   1.17%      1.05%/(f)/
 Portfolio Turnover
  Rate................    214.2%/(f)/  128.9%     116.0%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expenses limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.16 per share from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares recognized $.00 and $.01 of net investment income per share, respectively, and incurred an unrealized loss of $.16 and $.18 per share, respectively, from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.04         $9.32    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02          0.02      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48         (0.28)    (0.90)
                           ----         -----     -----
 Total From Investment
            Operations     0.50         (0.26)    (0.87)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)        (0.02)    (0.02)
                          -----         -----     -----
   Total Dividends and
         Distributions    (0.04)        (0.02)    (0.02)
                          -----         -----     -----
Net Asset Value, End
 of Period............    $9.50         $9.04     $9.32
                          =====         =====     =====
Total Return..........     5.51%/(e)/   (2.78)%   (7.84)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,349        $2,131    $1,164
 Ratio of Expenses to
  Average Net Assets..     1.22%/(f)/    1.22%     1.22%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...       --          1.22%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.35%/(f)/    0.34%     0.26%/(f)/
 Portfolio Turnover
  Rate................     35.4%/(f)/    62.0%     55.6%/(f)/

                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
MIDCAP BLEND FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.02         $9.30    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01          0.01      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47         (0.28)    (0.91)
                           ----         -----     -----
 Total From Investment
            Operations     0.48         (0.27)    (0.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)        (0.01)    (0.02)
                          -----         -----     -----
   Total Dividends and
         Distributions    (0.02)        (0.01)    (0.02)
                          -----         -----     -----
Net Asset Value, End
 of Period............    $9.48         $9.02     $9.30
                          =====         =====     =====
Total Return..........     5.35%/(e)/   (2.95)%   (8.04)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,198        $1,138    $1,168
 Ratio of Expenses to
  Average Net Assets..     1.40%/(f)/    1.40%     1.40%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...       --          1.40%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.17%/(f)/    0.11%     0.08%/(f)/
 Portfolio Turnover
  Rate................     35.4%/(f)/    62.0%     55.6%/(f)/

                          2003/(D)/      2002     2001/(H)/
                          ----           ----     ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.95         $9.23     $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --            --     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48         (0.28)    (0.71)
                           ----         -----     -----
 Total From Investment
            Operations     0.48         (0.28)    (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)           --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.01)           --        --
 -----                    -----
Net Asset Value, End
 of Period............    $9.42         $8.95     $9.23
                          =====         =====     =====
Total Return /(b)/ ...     5.30%/(e)/   (3.03)%   (7.42)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,033       $13,260    $2,568
 Ratio of Expenses to
  Average Net Assets..     1.64%/(f)/    1.60%     1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.91%/(f)/    1.60%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.09)%/(f)/     --     (0.19)%/(f)/
 Portfolio Turnover
  Rate................     35.4%/(f)/    62.0%     55.6%/(f)/

                          2003/(D)/      2002     2001/(H)/
                          ----           ----     ----
MIDCAP BLEND FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.01         $9.29     $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04          0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48         (0.28)    (0.71)
                           ----         -----     -----
 Total From Investment
            Operations     0.52         (0.20)    (0.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)        (0.08)       --
 ----                     -----         -----
   Total Dividends and
         Distributions    (0.09)        (0.08)       --
 ----                     -----         -----
Net Asset Value, End
 of Period............    $9.44         $9.01     $9.29
                          =====         =====     =====
Total Return..........     5.80%/(e)/   (2.23)%   (6.82)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9            $9        $9
 Ratio of Expenses to
  Average Net Assets..     0.65%/(f)/    0.65%     0.65%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...       --          0.65%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.92%/(f)/    0.86%     0.82%/(f)/
 Portfolio Turnover
  Rate................     35.4%/(f)/    62.0%     55.6%/(f)/

                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
MIDCAP BLEND FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.07         $9.35    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03          0.05      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48         (0.28)    (0.90)
                           ----         -----     -----
 Total From Investment
            Operations     0.51         (0.23)    (0.84)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)        (0.05)    (0.02)
                          -----         -----     -----
   Total Dividends and
         Distributions    (0.07)        (0.05)    (0.02)
                          -----         -----     -----
Net Asset Value, End
 of Period............    $9.51         $9.07     $9.35
                          =====         =====     =====
Total Return..........     5.60%/(e)/   (2.47)%   (7.55)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,708        $1,374    $1,168
 Ratio of Expenses to
  Average Net Assets..     0.91%/(f)/    0.91%     0.91%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...       --          0.91%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.65%/(f)/    0.61%     0.56%/(f)/
 Portfolio Turnover
  Rate................     35.4%/(f)/    62.0%     55.6%/(f)/

                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
MIDCAP BLEND FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.05         $9.33    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02          0.05      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48         (0.29)    (0.90)
                           ----         -----     -----
 Total From Investment
            Operations     0.50         (0.24)    (0.86)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)        (0.04)    (0.02)
                          -----         -----     -----
   Total Dividends and
         Distributions    (0.05)        (0.04)    (0.02)
                          -----         -----     -----
Net Asset Value, End
 of Period............    $9.50         $9.05     $9.33
                          =====         =====     =====
Total Return..........     5.59%/(e)/   (2.59)%   (7.75)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,188        $1,131    $1,166
 Ratio of Expenses to
  Average Net Assets..     1.03%/(f)/    1.02%     1.03%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...       --          1.02%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.54%/(f)/    0.49%     0.45%/(f)/
 Portfolio Turnover
  Rate................     35.4%/(f)/    62.0%     55.6%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expenses limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2003/(D)/      2002      2001/(H)/
                         ----           ----      ----
MIDCAP GROWTH FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $4.15         $5.98     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)/(e)/   (0.06)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.20         (1.77)     (3.99)
                          ----         -----      -----
 Total From Investment
            Operations    0.19         (1.83)     (4.03)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $4.34         $4.15      $5.98
                         =====         =====      =====
Total Return..........    4.58%/(f)/  (30.60)%   (39.03)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9          $431       $749
 Ratio of Expenses to
  Average Net Assets..    1.22%/(g)/    1.22%      1.22%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.22%/(g)/    1.22%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.72)%/(g)/  (0.85)%    (0.82)%/(g)/
 Portfolio Turnover
  Rate................   216.0%/(g)/   276.9%     299.0%/(g)/

                         2003/(D)/      2002      2001/(H)/
                         ----           ----      ----
MIDCAP GROWTH FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $4.14         $5.97     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)/(e)/   (0.07)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.20         (1.76)     (3.99)
                          ----         -----      -----
 Total From Investment
            Operations    0.18         (1.83)     (4.05)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $4.32         $4.14      $5.97
                         =====         =====      =====
Total Return..........    4.35%/(f)/  (30.65)%   (39.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $44          $450       $760
 Ratio of Expenses to
  Average Net Assets..    1.40%/(g)/    1.40%      1.40%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.40%/(g)/    1.40%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.91)%/(g)/  (1.03)%    (1.01)%/(g)/
 Portfolio Turnover
  Rate................   216.0%/(g)/   276.9%     299.0%/(g)/

                         2003/(D)/      2002      2001/(I)/
                         ----           ----      ----
MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $3.94         $5.69      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)/(e)/   (0.06)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.19         (1.69)     (2.11)
                          ----         -----      -----
 Total From Investment
            Operations    0.16         (1.75)     (2.13)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $4.10         $3.94      $5.69
                         =====         =====      =====
Total Return /(b)/ ...    4.06%/(f)/  (30.76)%   (27.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,177        $4,128     $1,395
 Ratio of Expenses to
  Average Net Assets..    1.75%/(g)/    1.64%      1.61%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    2.40%/(g)/    1.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.34)%/(g)/  (1.27)%    (1.27)%/(g)/
 Portfolio Turnover
  Rate................   216.0%/(g)/   276.9%     299.0%/(g)/

                         2003/(D)/      2002      2001/(I)/
                         ----           ----      ----
MIDCAP GROWTH FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $4.00         $5.72      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --         (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.19         (1.71)     (2.09)
                          ----         -----      -----
 Total From Investment
            Operations    0.19         (1.72)     (2.10)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $4.19         $4.00      $5.72
                         =====         =====      =====
Total Return..........    4.75%/(f)/  (30.07)%   (27.13)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $5            $5         $7
 Ratio of Expenses to
  Average Net Assets..    0.65%/(g)/    0.65%      0.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    0.65%/(g)/    0.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.23)%/(g)/  (0.28)%    (0.27)%/(g)/
 Portfolio Turnover
  Rate................   216.0%/(g)/   276.9%     299.0%/(g)/

                         2003/(D)/      2002      2001/(H)/
                         ----           ----      ----
MIDCAP GROWTH FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $4.18         $5.99     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)/(e)/   (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.20         (1.77)     (3.95)
                          ----         -----      -----
 Total From Investment
            Operations    0.19         (1.81)     (4.03)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $4.37         $4.18      $5.99
                         =====         =====      =====
Total Return..........    4.55%/(f)/  (30.22)%   (38.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $13          $438       $749
 Ratio of Expenses to
  Average Net Assets..    0.91%/(g)/    0.91%      0.91%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    0.91%/(g)/    0.91%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.42)%/(g)/  (0.54)%    (0.65)%/(g)/
 Portfolio Turnover
  Rate................   216.0%/(g)/   276.9%     299.0%/(g)/

                         2003/(D)/      2002      2001/(H)/
                         ----           ----      ----
MIDCAP GROWTH FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $4.17         $5.99     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)/(e)/   (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.20         (1.78)     (3.99)
                          ----         -----      -----
 Total From Investment
            Operations    0.19         (1.82)     (4.03)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $4.36         $4.17      $5.99
                         =====         =====      =====
Total Return..........    4.56%/(f)/  (30.38)%   (38.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $34          $432       $750
 Ratio of Expenses to
  Average Net Assets..    1.03%/(g)/    1.02%      1.03%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.03%/(g)/    1.02%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.54)%/(g)/  (0.65)%    (0.65)%/(g)/
 Portfolio Turnover
  Rate................   216.0%/(g)/   276.9%     299.0%/(g)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expenses limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e) /Calculated based on average shares outstanding during the period.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.01, $.02, $.01 and $.02 per share, respectively, during the initial interim period.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(C)/     2002     2001/(F)/
                          ----          ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $8.57        $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.03      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27        (0.58)    (1.12)
                           ----        -----     -----
 Total From Investment
            Operations     0.29        (0.55)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.03)    (0.02)
 Distributions from
  Realized Gains......       --        (0.07)       --
 -----                                 -----
   Total Dividends and
         Distributions    (0.02)       (0.10)    (0.02)
                          -----        -----     -----
Net Asset Value, End
 of Period............    $8.84        $8.57     $9.22
                          =====        =====     =====
Total Return..........     3.43%/(d)/  (6.08)%   (9.73)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,899       $1,394    $1,155
 Ratio of Expenses to
  Average Net Assets..     0.72%/(e)/   0.72%     0.72%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.50%/(e)/   0.38%     0.33%/(e)/
 Portfolio Turnover
  Rate................     52.3%/(e)/   48.5%     63.4%/(e)/

                          2003/(C)/     2002     2001/(F)/
                          ----          ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $8.57        $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         0.02      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27        (0.58)    (1.11)
                           ----        -----     -----
 Total From Investment
            Operations     0.28        (0.56)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)    (0.02)
 Distributions from
  Realized Gains......       --        (0.07)       --
 -----                                 -----
   Total Dividends and
         Distributions    (0.01)       (0.09)    (0.02)
                          -----        -----     -----
Net Asset Value, End
 of Period............    $8.84        $8.57     $9.22
                          =====        =====     =====
Total Return..........     3.25%/(d)/  (6.25)%   (9.73)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,725       $1,348    $1,154
 Ratio of Expenses to
  Average Net Assets..     0.90%/(e)/   0.90%     0.90%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.33%/(e)/   0.20%     0.15%/(e)/
 Portfolio Turnover
  Rate................     52.3%/(e)/   48.5%     63.4%/(e)/

                          2003/(C)/     2002     2001/(G)/
                          ----          ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.42        $9.07     $9.98
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.26        (0.58)    (0.91)
                           ----        -----     -----
 Total From Investment
            Operations     0.26        (0.58)    (0.91)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --        (0.07)       --
 -----                                 -----
   Total Dividends and
         Distributions       --        (0.07)       --
 -----                                 -----
Net Asset Value, End
 of Period............    $8.68        $8.42     $9.07
                          =====        =====     =====
Total Return /(a)/ ...     3.09%/(d)/  (6.52)%   (8.84)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,686       $6,373    $2,125
 Ratio of Expenses to
  Average Net Assets..     1.24%/(e)/   1.10%     1.07%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.49%/(e)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.01)%/(e)/    --        --
 Portfolio Turnover
  Rate................     52.3%/(e)/   48.5%     63.4%/(e)/

                          2003/(C)/     2002     2001/(G)/
                          ----          ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.48        $9.13     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04         0.09      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27        (0.58)    (0.91)
                           ----        -----     -----
 Total From Investment
            Operations     0.31        (0.49)    (0.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.09)       --
 Distributions from
  Realized Gains......       --        (0.07)       --
 -----                                 -----
   Total Dividends and
         Distributions    (0.07)       (0.16)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $8.72        $8.48     $9.13
                          =====        =====     =====
Total Return..........     3.71%/(d)/  (5.61)%   (8.24)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9           $8        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%/(e)/   0.15%     0.15%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.08%/(e)/   0.95%     0.90%/(e)/
 Portfolio Turnover
  Rate................     52.3%/(e)/   48.5%     63.4%/(e)/

                          2003/(C)/     2002     2001/(F)/
                          ----          ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $8.60        $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.04      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29        (0.55)    (1.14)
                           ----        -----     -----
 Total From Investment
            Operations     0.31        (0.51)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.07)    (0.02)
 Distributions from
  Realized Gains......       --        (0.07)       --
 -----                                 -----
   Total Dividends and
         Distributions    (0.05)       (0.14)    (0.02)
                          -----        -----     -----
Net Asset Value, End
 of Period............    $8.86        $8.60     $9.25
                          =====        =====     =====
Total Return..........     3.62%/(d)/  (5.78)%   (9.44)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,116       $7,173    $1,164
 Ratio of Expenses to
  Average Net Assets..     0.41%/(e)/   0.41%     0.41%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.82%/(e)/   0.69%     0.64%/(e)/
 Portfolio Turnover
  Rate................     52.3%/(e)/   48.5%     63.4%/(e)/

                          2003/(C)/     2002     2001/(F)/
                          ----          ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $8.59        $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03         0.06      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27        (0.59)    (1.10)
                           ----        -----     -----
 Total From Investment
            Operations     0.30        (0.53)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.06)    (0.02)
 Distributions from
  Realized Gains......       --        (0.07)       --
 -----                                 -----
   Total Dividends and
         Distributions    (0.04)       (0.13)    (0.02)
                          -----        -----     -----
Net Asset Value, End
 of Period............    $8.85        $8.59     $9.25
                          =====        =====     =====
Total Return..........     3.51%/(d)/  (5.99)%   (9.44)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,466       $1,087    $1,157
 Ratio of Expenses to
  Average Net Assets..     0.53%/(e)/   0.52%     0.53%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.71%/(e)/   0.58%     0.52%/(e)/
 Portfolio Turnover
  Rate................     52.3%/(e)/   48.5%     63.4%/(e)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/     2002    2001/(H)/
                          ----          ----    ----
MIDCAP VALUE FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.73        $9.96   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08         0.06     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20         0.03    (0.24)
                           ----         ----    -----
 Total From Investment
            Operations     0.28         0.09    (0.20)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.05)   (0.02)
 Distributions from
  Realized Gains......       --        (0.27)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.05)       (0.32)   (0.02)
                          -----        -----    -----
Net Asset Value, End
 of Period............    $9.96        $9.73    $9.96
                          =====        =====    =====
Total Return..........     2.93%/(e)/   0.61%   (1.62)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $683       $1,223   $1,246
 Ratio of Expenses to
  Average Net Assets..     1.21%/(f)/   1.21%    1.22%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.22%/(f)/   1.22%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.70%/(f)/   0.50%    0.47%/(f)/
 Portfolio Turnover
  Rate................    147.5%/(f)/  172.2%   122.3%/(f)/

                          2003/(D)/     2002    2001/(H)/
                          ----          ----    ----
MIDCAP VALUE FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.72        $9.95   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02/(g)/     0.05     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29         0.02    (0.24)
                           ----         ----    -----
 Total From Investment
            Operations     0.31         0.07    (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.03)   (0.02)
 Distributions from
  Realized Gains......       --        (0.27)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.04)       (0.30)   (0.02)
                          -----        -----    -----
Net Asset Value, End
 of Period............    $9.99        $9.72    $9.95
                          =====        =====    =====
Total Return..........     3.16%/(e)/   0.44%   (1.72)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $49         $704   $1,245
 Ratio of Expenses to
  Average Net Assets..     1.35%/(f)/   1.39%    1.40%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.40%/(f)/   1.40%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.55%/(f)/   0.32%    0.29%/(f)/
 Portfolio Turnover
  Rate................    147.5%/(f)/  172.2%   122.3%/(f)/

                          2003/(D)/     2002    2001/(I)/
                          ----          ----    ----
MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.68        $9.91   $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         0.01       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24         0.04    (0.58)
                           ----         ----    -----
 Total From Investment
            Operations     0.25         0.05    (0.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.01)      --
 Distributions from
  Realized Gains......       --        (0.27)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.02)       (0.28)      --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.91        $9.68    $9.91
                          =====        =====    =====
Total Return /(b)/ ...     2.56%/(e)/   0.24%   (5.17)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $28,996      $20,879   $3,090
 Ratio of Expenses to
  Average Net Assets..     1.67%/(f)/   1.58%    1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.85%/(f)/   1.60%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.24%/(f)/   0.13%    0.04%/(f)/
 Portfolio Turnover
  Rate................    147.5%/(f)/  172.2%   122.3%/(f)/

                          2003/(D)/     2002    2001/(I)/
                          ----          ----    ----
MIDCAP VALUE FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.73        $9.96   $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06         0.11     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24         0.04    (0.60)
                           ----         ----    -----
 Total From Investment
            Operations     0.30         0.15    (0.53)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.11)      --
 Distributions from
  Realized Gains......       --        (0.27)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.11)       (0.38)      --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.92        $9.73    $9.96
                          =====        =====    =====
Total Return..........     3.10%/(e)/   1.19%   (4.69)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9           $9       $9
 Ratio of Expenses to
  Average Net Assets..     0.65%/(f)/   0.64%    0.65%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.65%/(f)/   0.65%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.27%/(f)/   1.08%    0.99%/(f)/
 Portfolio Turnover
  Rate................    147.5%/(f)/  172.2%   122.3%/(f)/

                          2003/(D)/     2002    2001/(H)/
                          ----          ----    ----
MIDCAP VALUE FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.77       $10.00   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03/(g)/     0.16     0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20        (0.04)   (0.27)
                           ----        -----    -----
 Total From Investment
            Operations     0.23         0.12    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       (0.08)   (0.02)
 Distributions from
  Realized Gains......       --        (0.27)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.08)       (0.35)   (0.02)
                          -----        -----    -----
Net Asset Value, End
 of Period............    $9.92        $9.77   $10.00
                          =====        =====   ======
Total Return..........     2.42%/(e)/   0.92%   (1.23)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $65         $709   $1,250
 Ratio of Expenses to
  Average Net Assets..     0.88%/(f)/   0.90%    0.91%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.91%/(f)/   0.91%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.04%/(f)/   0.81%    0.82%/(f)/
 Portfolio Turnover
  Rate................    147.5%/(f)/  172.2%   122.3%/(f)/

                          2003/(D)/     2002    2001/(H)/
                          ----          ----    ----
MIDCAP VALUE FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.76        $9.98   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03/(g)/     0.11     0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16         0.01    (0.24)
                           ----         ----    -----
 Total From Investment
            Operations     0.19         0.12    (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.07)   (0.02)
 Distributions from
  Realized Gains......       --        (0.27)      --
 -----                                 -----
   Total Dividends and
         Distributions    (0.07)       (0.34)   (0.02)
                          -----        -----    -----
Net Asset Value, End
 of Period............    $9.88        $9.76    $9.98
                          =====        =====    =====
Total Return..........     2.00%/(e)/   0.91%   (1.43)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $40         $708   $1,248
 Ratio of Expenses to
  Average Net Assets..     0.99%/(f)/   1.01%    1.03%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.03%/(f)/   1.02%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.91%/(f)/   0.70%    0.66%/(f)/
 Portfolio Turnover
  Rate................    147.5%/(f)/  172.2%   122.3%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. /(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Calculated based on average shares outstanding during the period.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(C)/     2002    2001/(F)/
                          ----          ----    ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.002        0.011    0.035
                          -----        -----    -----
 Total From Investment
            Operations    0.002        0.011    0.035
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.002)      (0.011)  (0.035)
                         ------       ------   ------
   Total Dividends and
         Distributions   (0.002)      (0.011)  (0.035)
                         ------       ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000   $1.000
                         ======       ======   ======
Total Return..........     0.23%/(d)/   1.06%    3.59%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,265       $2,070     $100
 Ratio of Expenses to
  Average Net Assets..     0.97%/(e)/   0.97%    0.97%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.43%/(e)/   0.91%    3.92%/(e)/

                          2003/(C)/     2002    2001/(F)/
                          ----          ----    ----
MONEY MARKET FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.001        0.009    0.034
                          -----        -----    -----
 Total From Investment
            Operations    0.001        0.009    0.034
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.001)      (0.009)  (0.034)
                         ------       ------   ------
   Total Dividends and
         Distributions   (0.001)      (0.009)  (0.034)
                         ------       ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000   $1.000
                         ======       ======   ======
Total Return..........     0.14%/(d)/   0.88%    3.44%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,719         $564     $667
 Ratio of Expenses to
  Average Net Assets..     1.15%/(e)/   1.15%    1.15%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.23%/(e)/   0.88%    3.14%/(e)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.001        0.007    0.021
                          -----        -----    -----
 Total From Investment
            Operations    0.001        0.007    0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.001)      (0.007)  (0.021)
                         ------       ------   ------
   Total Dividends and
         Distributions   (0.001)      (0.007)  (0.021)
                         ------       ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000   $1.000
                         ======       ======   ======
Total Return /(a)/ ...     0.06%/(d)/   0.68%    2.12%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $66,723      $36,795   $7,269
 Ratio of Expenses to
  Average Net Assets..     1.33%/(e)/   1.35%    1.31%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.37%/(e)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%/(e)/   0.59%    2.48%/(e)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.005        0.016    0.027
                          -----        -----    -----
 Total From Investment
            Operations    0.005        0.016    0.027
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.005)      (0.016)  (0.027)
                         ------       ------   ------
   Total Dividends and
         Distributions   (0.005)      (0.016)  (0.027)
                         ------       ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000   $1.000
                         ======       ======   ======
Total Return..........     0.52%/(d)/   1.64%    2.71%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,750       $1,522     $186
 Ratio of Expenses to
  Average Net Assets..     0.40%/(e)/   0.40%    0.40%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.95%/(e)/   1.53%    3.39%/(e)/

                          2003/(C)/     2002    2001/(F)/
                          ----          ----    ----
MONEY MARKET FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.004        0.014    0.038
                          -----        -----    -----
 Total From Investment
            Operations    0.004        0.014    0.038
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.004)      (0.014)  (0.038)
                         ------       ------   ------
   Total Dividends and
         Distributions   (0.004)      (0.014)  (0.038)
                         ------       ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000   $1.000
                         ======       ======   ======
Total Return..........     0.39%/(d)/   1.38%    3.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,147       $1,949   $4,700
 Ratio of Expenses to
  Average Net Assets..     0.66%/(e)/   0.66%    0.66%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.75%/(e)/   1.39%    4.23%/(e)/

                          2003/(C)/     2002    2001/(F)/
                          ----          ----    ----
MONEY MARKET FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.003        0.013    0.037
                          -----        -----    -----
 Total From Investment
            Operations    0.003        0.013    0.037
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.003)      (0.013)  (0.037)
                         ------       ------   ------
   Total Dividends and
         Distributions   (0.003)      (0.013)  (0.037)
                         ------       ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000   $1.000
                         ======       ======   ======
Total Return..........     0.32%/(d)/   1.26%    3.78%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $10     $100
 Ratio of Expenses to
  Average Net Assets..     0.78%/(e)/   0.77%    0.78%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.61%/(e)/   1.25%    4.11%/(e)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.
/(g) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003/(D)/      2002      2001/(G)/
                           ----           ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.14         $9.07     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.03)         0.04       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19         (0.95)     (1.36)
                            ----         -----      -----
 Total From Investment
            Operations      0.16         (0.91)     (1.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.02)     (0.02)
   ----                                  -----      -----
   Total Dividends and
         Distributions        --         (0.02)     (0.02)
   ----                                  -----      -----
Net Asset Value, End
 of Period............     $8.30         $8.14      $9.07
                           =====         =====      =====
Total Return..........      1.97%/(e)/  (10.11)%   (11.96)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,977        $1,075       $907
 Ratio of Expenses to
  Average Net Assets..      1.31%/(f)/    1.31%      1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.32%/(f)/    1.32%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.76%/(f)/    0.64%      0.52%/(f)/
 Portfolio Turnover
  Rate................      33.4%/(f)/    71.9%      59.4%/(f)/

                           2003/(D)/      2002      2001/(G)/
                           ----           ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $8.12         $9.04     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)         0.02       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.17         (0.94)     (1.38)
                            ----         -----      -----
 Total From Investment
            Operations      0.16         (0.92)     (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --            --      (0.02)
   ----                                             -----
   Total Dividends and
         Distributions        --            --      (0.02)
   ----                                             -----
Net Asset Value, End
 of Period............     $8.28         $8.12      $9.04
                           =====         =====      =====
Total Return..........      1.97%/(e)/  (10.18)%   (12.16)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,396        $1,385       $924
 Ratio of Expenses to
  Average Net Assets..      1.49%/(f)/    1.48%      1.50%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.50%/(f)/    1.50%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.55%/(f)/    0.47%      0.34%/(f)/
 Portfolio Turnover
  Rate................      33.4%/(f)/    71.9%      59.4%/(f)/

                           2003/(D)/      2002      2001/(H)/
                           ----           ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.05         $8.99     $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.02          0.05         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.12         (0.99)     (1.16)
                            ----         -----      -----
 Total From Investment
            Operations      0.14         (0.94)     (1.16)
                            ----         -----      -----
Net Asset Value, End
 of Period............     $8.19         $8.05      $8.99
                           =====         =====      =====
Total Return /(b)/ ...      1.74%/(e)/  (10.46)%   (11.25)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $10,821        $5,315       $559
 Ratio of Expenses to
  Average Net Assets..      1.69%/(f)/    1.68%      1.67%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.04%/(f)/    1.70%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.28%/(f)/    0.24%      0.10%/(f)/
 Portfolio Turnover
  Rate................      33.4%/(f)/    71.9%      59.4%/(f)/

                           2003/(D)/      2002      2001/(G)/
                           ----           ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.17         $9.11     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.03          0.06       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.15         (0.93)     (1.34)
                            ----         -----      -----
 Total From Investment
            Operations      0.18         (0.87)     (1.27)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)        (0.07)     (0.02)
                           -----         -----      -----
   Total Dividends and
         Distributions     (0.04)        (0.07)     (0.02)
                           -----         -----      -----
Net Asset Value, End
 of Period............     $8.31         $8.17      $9.11
                           =====         =====      =====
Total Return..........      2.27%/(e)/   (9.66)%   (11.57)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $229,097      $138,527    $15,058
 Ratio of Expenses to
  Average Net Assets..      0.72%/(f)/    0.73%      0.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.75%/(f)/    0.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.24%/(f)/    1.23%      1.15%/(f)/
 Portfolio Turnover
  Rate................      33.4%/(f)/    71.9%      59.4%/(f)/

                           2003/(D)/      2002      2001/(G)/
                           ----           ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $8.15         $9.08     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01          0.04       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.16         (0.92)     (1.37)
                            ----         -----      -----
 Total From Investment
            Operations      0.17         (0.88)     (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)        (0.05)     (0.02)
                           -----         -----      -----
   Total Dividends and
         Distributions     (0.02)        (0.05)     (0.02)
                           -----         -----      -----
Net Asset Value, End
 of Period............     $8.30         $8.15      $9.08
                           =====         =====      =====
Total Return..........      2.13%/(e)/   (9.82)%   (11.86)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $10,600        $3,811       $909
 Ratio of Expenses to
  Average Net Assets..      0.99%/(f)/    0.99%      1.01%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.01%/(f)/    1.01%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.99%/(f)/    0.96%      0.83%/(f)/
 Portfolio Turnover
  Rate................      33.4%/(f)/    71.9%      59.4%/(f)/

                           2003/(D)/      2002      2001/(G)/
                           ----           ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $8.15         $9.08     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.03          0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.13         (0.97)     (1.36)
                            ----         -----      -----
 Total From Investment
            Operations      0.16         (0.90)     (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)        (0.03)     (0.02)
                           -----         -----      -----
   Total Dividends and
         Distributions     (0.01)        (0.03)     (0.02)
                           -----         -----      -----
Net Asset Value, End
 of Period............     $8.30         $8.15      $9.08
                           =====         =====      =====
Total Return..........      2.01%/(e)/   (9.93)%   (11.86)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $877          $816       $908
 Ratio of Expenses to
  Average Net Assets..      1.10%/(f)/    1.11%      1.13%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.13%/(f)/    1.12%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.83%/(f)/    0.83%      0.71%/(f)/
 Portfolio Turnover
  Rate................      33.4%/(f)/    71.9%      59.4%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. /(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(E)/    2002      2001/(H)/
                          ----         ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period
 /(a)/ ...............    $6.06       $7.59     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02        0.03       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.14       (1.52)     (2.61)
                           ----       -----      -----
 Total From Investment
            Operations     0.16       (1.49)     (2.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)      (0.04)     (0.01)
                          -----       -----      -----
   Total Dividends and
         Distributions    (0.03)      (0.04)     (0.01)
                          -----       -----      -----
Net Asset Value, End
 of Period............    $6.19       $6.06      $7.59
                          =====       =====      =====
Total Return..........     2.66%/(f)/(19.78)%   (23.88)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,436      $1,285       $949
 Ratio of Expenses to
  Average Net Assets..     1.02%/(g)/  1.02%      1.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.02%/(g)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.70%/(g)/  0.51%      0.42%/(g)/
 Portfolio Turnover
  Rate................    104.2%/(g)/  89.4%      71.7%/(g)/

                          2003/(E)/    2002      2001/(H)/
                          ----         ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period
 /(a)/ ...............    $6.05       $7.57     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01        0.02       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.14       (1.52)     (2.62)
                           ----       -----      -----
 Total From Investment
            Operations     0.15       (1.50)     (2.60)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)      (0.02)     (0.01)
                          -----       -----      -----
   Total Dividends and
         Distributions    (0.02)      (0.02)     (0.01)
                          -----       -----      -----
Net Asset Value, End
 of Period............    $6.18       $6.05      $7.57
                          =====       =====      =====
Total Return..........     2.48%/(f)/(19.84)%   (24.08)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $842        $757       $948
 Ratio of Expenses to
  Average Net Assets..     1.20%/(g)/  1.20%      1.20%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.20%/(g)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.51%/(g)/  0.30%      0.25%/(g)/
 Portfolio Turnover
  Rate................    104.2%/(g)/  89.4%      71.7%/(g)/

                          2003/(E)/    2002      2001/(I)/
                          ----         ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period
 /(a)/ ...............    $6.00       $7.51      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01        0.01         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.13       (1.51)     (1.37)
                           ----       -----      -----
 Total From Investment
            Operations     0.14       (1.50)     (1.37)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)      (0.01)        --
 ----                     -----       -----
   Total Dividends and
         Distributions    (0.01)      (0.01)        --
 ----                     -----       -----
Net Asset Value, End
 of Period............    $6.13       $6.00      $7.51
                          =====       =====      =====
Total Return /(c)/ ...     2.31%/(f)/(20.02)%   (15.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,384      $8,756     $2,572
 Ratio of Expenses to
  Average Net Assets..     1.50%/(g)/  1.40%      1.36%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.56%/(g)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.21%/(g)/  0.12%      0.02%/(g)/
 Portfolio Turnover
  Rate................    104.2%/(g)/  89.4%      71.7%/(g)/

                          2003/(E)/    2002      2001/(I)/
                          ----         ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period
 /(a)/ ...............    $6.03       $7.55      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04        0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.14       (1.51)     (1.38)
                           ----       -----      -----
 Total From Investment
            Operations     0.18       (1.44)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)      (0.08)        --
 ----                     -----       -----
   Total Dividends and
         Distributions    (0.07)      (0.08)        --
 ----                     -----       -----
Net Asset Value, End
 of Period............    $6.14       $6.03      $7.55
                          =====       =====      =====
Total Return..........     2.92%/(f)/(19.29)%   (15.07)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $7          $7         $8
 Ratio of Expenses to
  Average Net Assets..     0.45%/(g)/  0.45%      0.45%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.45%/(g)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.28%/(g)/  1.05%      0.96%/(g)/
 Portfolio Turnover
  Rate................    104.2%/(g)/  89.4%      71.7%/(g)/

                          2003/(E)/    2002      2001/(H)/
                          ----         ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period
 /(a)/ ...............    $6.08       $7.62     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03        0.03       0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.13       (1.51)     (2.64)
                           ----       -----      -----
 Total From Investment
            Operations     0.16       (1.48)     (2.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)      (0.06)     (0.01)
                          -----       -----      -----
   Total Dividends and
         Distributions    (0.05)      (0.06)     (0.01)
                          -----       -----      -----
Net Asset Value, End
 of Period............    $6.19       $6.08      $7.62
                          =====       =====      =====
Total Return..........     2.64%/(f)/(19.59)%   (23.58)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,531      $1,498       $952
 Ratio of Expenses to
  Average Net Assets..     0.71%/(g)/  0.71%      0.71%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.71%/(g)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.01%/(g)/  0.84%      0.66%/(g)/
 Portfolio Turnover
  Rate................    104.2%/(g)/  89.4%      71.7%/(g)/

                          2003/(E)/    2002      2001/(H)/
                          ----         ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period
 /(a)/ ...............    $6.07       $7.60     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03        0.05       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.13       (1.53)     (2.61)
                           ----       -----      -----
 Total From Investment
            Operations     0.16       (1.48)     (2.57)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)      (0.05)     (0.01)
                          -----       -----      -----
   Total Dividends and
         Distributions    (0.04)      (0.05)     (0.01)
                          -----       -----      -----
Net Asset Value, End
 of Period............    $6.19       $6.07      $7.60
                          =====       =====      =====
Total Return..........     2.68%/(f)/(19.60)%   (23.78)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $774        $759       $950
 Ratio of Expenses to
  Average Net Assets..     0.83%/(g)/  0.82%      0.83%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.83%/(g)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.89%/(g)/  0.67%      0.61%/(g)/
 Portfolio Turnover
  Rate................    104.2%/(g)/  89.4%      71.7%/(g)/


See accompanying notes.


/(a) /Effective September 26, 2002, LargeCap Blend Fund changed its name to
  Partners LargeCap Blend Fund I.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(e) /Six months ended April 30, 2003.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD ENDED APRIL 30:



                         2003/(D)/
                         ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45
                          ----
 Total From Investment
            Operations    0.43
                          ----
Net Asset Value, End
 of Period............  $10.43
                        ======
Total Return..........    4.30%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.57%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.48)%/(f)/
 Portfolio Turnover
  Rate................    88.1%/(f)/

                         2003/(D)/
                         ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.42
                          ----
Net Asset Value, End
 of Period............  $10.42
                        ======
Total Return..........    4.20%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    1.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.75%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.66)%/(f)/
 Portfolio Turnover
  Rate................    88.1%/(f)/

                         2003/(D)/
                         ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43
                          ----
 Total From Investment
            Operations    0.41
                          ----
Net Asset Value, End
 of Period............  $10.41
                        ======
Total Return /(b)/ ...    4.10%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $606
 Ratio of Expenses to
  Average Net Assets..    1.95%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...   16.44%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.98)%/(f)/
 Portfolio Turnover
  Rate................    88.1%/(f)/

                         2003/(D)/
                         ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45
                          ----
 Total From Investment
            Operations    0.45
                          ----
Net Asset Value, End
 of Period............  $10.45
                        ======
Total Return..........    4.50%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,701
 Ratio of Expenses to
  Average Net Assets..    1.00%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.09%/(f)/
 Portfolio Turnover
  Rate................    88.1%/(f)/

                         2003/(D)/
                         ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return..........    4.40%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $105
 Ratio of Expenses to
  Average Net Assets..    1.26%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.26%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.17)%/(f)/
 Portfolio Turnover
  Rate................    88.1%/(f)/

                         2003/(D)/
                         ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.43
                          ----
Net Asset Value, End
 of Period............  $10.43
                        ======
Total Return..........    4.30%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    1.38%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.29)%/(f)/
 Portfolio Turnover
  Rate................    88.1%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.
/(d) /Period from December 30, 2002, date operations commenced, through April
  30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003/(D)/       2002      2001/(G)/
                           ----            ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $6.11          $7.45     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....        --           0.02      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.05          (1.36)     (2.81)
                            ----          -----      -----
 Total From Investment
            Operations      0.05          (1.34)     (2.84)
                            ----          -----      -----
Net Asset Value, End
 of Period............     $6.16          $6.11      $7.45
                           =====          =====      =====
Total Return..........      0.82%/(e)/   (17.99)%   (26.06)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $15,019         $4,903       $745
 Ratio of Expenses to
  Average Net Assets..      1.32%/(f)/     1.32%      1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.32%/(f)/       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.21)%/(f)/   (0.35)%    (0.48)%/(f)/
 Portfolio Turnover
  Rate................     145.3%/(f)/    182.9%     104.8%/(f)/

                           2003/(D)/       2002      2001/(G)/
                           ----            ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $5.99          $7.43     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.02           0.01      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.03          (1.45)     (2.82)
                            ----          -----      -----
 Total From Investment
            Operations      0.05          (1.44)     (2.86)
                            ----          -----      -----
Net Asset Value, End
 of Period............     $6.04          $5.99      $7.43
                           =====          =====      =====
Total Return..........      0.83%/(e)/   (19.38)%   (26.26)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $10,234         $1,858       $811
 Ratio of Expenses to
  Average Net Assets..      1.50%/(f)/     1.50%      1.50%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.50%/(f)/       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.33)%/(f)/   (0.51)%    (0.66)%/(f)/
 Portfolio Turnover
  Rate................     145.3%/(f)/    182.9%     104.8%/(f)/

                           2003/(D)/       2002      2001/(H)/
                           ----            ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $5.89          $7.31      $8.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....        --          (0.02)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.03          (1.40)     (1.25)
                            ----          -----      -----
 Total From Investment
            Operations      0.03          (1.42)     (1.27)
                            ----          -----      -----
Net Asset Value, End
 of Period............     $5.92          $5.89      $7.31
                           =====          =====      =====
Total Return /(b)/ ...      0.51%/(e)/   (19.43)%   (15.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,385         $4,306     $1,050
 Ratio of Expenses to
  Average Net Assets..      1.80%/(f)/     1.70%      1.68%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.42%/(f)/       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.64)%/(f)/   (0.73)%    (0.84)%/(f)/
 Portfolio Turnover
  Rate................     145.3%/(f)/    182.9%     104.8%/(f)/

                           2003/(D)/       2002      2001/(G)/
                           ----            ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $6.09          $7.50     $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01             --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.06          (1.41)     (2.80)
                            ----          -----      -----
 Total From Investment
            Operations      0.07          (1.41)     (2.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)            --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.01)            --         --
  -----                    -----
Net Asset Value, End
 of Period............     $6.15          $6.09      $7.50
                           =====          =====      =====
Total Return..........      1.16%/(e)/   (18.80)%   (25.63)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $393,277       $289,691    $11,239
 Ratio of Expenses to
  Average Net Assets..      0.75%/(f)/     0.75%      0.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.75%/(f)/       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.42%/(f)/     0.25%     (0.01)%/(f)/
 Portfolio Turnover
  Rate................     145.3%/(f)/    182.9%     104.8%/(f)/

                           2003/(D)/       2002      2001/(G)/
                           ----            ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $6.06          $7.47     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....        --           0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.07          (1.42)     (2.81)
                            ----          -----      -----
 Total From Investment
            Operations      0.07          (1.41)     (2.82)
                            ----          -----      -----
Net Asset Value, End
 of Period............     $6.13          $6.06      $7.47
                           =====          =====      =====
Total Return..........      1.16%/(e)/   (18.88)%   (25.93)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $20,469        $14,373       $747
 Ratio of Expenses to
  Average Net Assets..      1.01%/(f)/     1.01%      1.01%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.01%/(f)/       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.15%/(f)/     0.05%     (0.17)%/(f)/
 Portfolio Turnover
  Rate................     145.3%/(f)/    182.9%     104.8%/(f)/

                           2003/(D)/       2002      2001/(G)/
                           ----            ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $6.04          $7.46     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01          (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.05          (1.41)     (2.81)
                            ----          -----      -----
 Total From Investment
            Operations      0.06          (1.42)     (2.83)
                            ----          -----      -----
Net Asset Value, End
 of Period............     $6.10          $6.04      $7.46
                           =====          =====      =====
Total Return..........      0.99%/(e)/   (19.03)%   (25.96)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,092           $778       $746
 Ratio of Expenses to
  Average Net Assets..      1.13%/(f)/     1.12%      1.13%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.13%/(f)/       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.02%/(f)/    (0.18)%    (0.29)%/(f)/
 Portfolio Turnover
  Rate................     145.3%/(f)/    182.9%     104.8%/(f)/


See accompanying notes.


/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.29, $.29, $.30, $.29 and $.29 per share, respectively, from November 28, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(C)/     2002      2001/(F)/
                          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $6.12        $7.41     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)       (0.05)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20        (1.24)     (3.21)
                           ----        -----      -----
 Total From Investment
            Operations     0.19        (1.29)     (3.26)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $6.31        $6.12      $7.41
                          =====        =====      =====
Total Return..........     3.10%/(d)/ (17.41)%   (29.46)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $632         $613       $741
 Ratio of Expenses to
  Average Net Assets..     1.57%/(e)/   1.57%      1.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.44)%/(e)/ (0.64)%    (0.75)%/(e)/
 Portfolio Turnover
  Rate................    173.6%/(e)/  176.7%     153.6%/(e)/

                          2003/(C)/     2002      2001/(F)/
                          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $6.10        $7.39     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)       (0.06)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20        (1.23)     (3.22)
                           ----        -----      -----
 Total From Investment
            Operations     0.18        (1.29)     (3.28)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $6.28        $6.10      $7.39
                          =====        =====      =====
Total Return..........     2.95%/(d)/ (17.46)%   (29.65)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $644         $611       $741
 Ratio of Expenses to
  Average Net Assets..     1.75%/(e)/   1.75%      1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.62)%/(e)/ (0.82)%    (0.93)%/(e)/
 Portfolio Turnover
  Rate................    173.6%/(e)/  176.7%     153.6%/(e)/

                          2003/(C)/     2002      2001/(G)/
                          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.99        $7.27      $8.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)       (0.21)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20        (1.07)     (1.08)
                           ----        -----      -----
 Total From Investment
            Operations     0.17        (1.28)     (1.10)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $6.16        $5.99      $7.27
                          =====        =====      =====
Total Return /(a)/ ...     2.84%/(d)/ (17.61)%   (13.76)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,711       $2,425       $688
 Ratio of Expenses to
  Average Net Assets..     1.95%/(e)/   1.95%      1.93%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.95%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.82)%/(e)/ (1.01)%    (1.15)%/(e)/
 Portfolio Turnover
  Rate................    173.6%/(e)/  176.7%     153.6%/(e)/

                          2003/(C)/     2002      2001/(F)/
                          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $6.19        $7.44     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)          --      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.22        (1.25)     (3.21)
                           ----        -----      -----
 Total From Investment
            Operations     0.20        (1.25)     (3.23)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $6.39        $6.19      $7.44
                          =====        =====      =====
Total Return..........     3.23%/(d)/ (16.80)%   (29.18)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $26,556       $3,266     $3,193
 Ratio of Expenses to
  Average Net Assets..     1.00%/(e)/   1.00%      1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..       --        (0.07)%    (0.23)%/(e)/
 Portfolio Turnover
  Rate................    173.6%/(e)/  176.7%     153.6%/(e)/

                          2003/(C)/     2002      2001/(F)/
                          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $6.15        $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --        (0.01)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20        (1.26)     (3.22)
                           ----        -----      -----
 Total From Investment
            Operations     0.20        (1.27)     (3.25)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $6.35        $6.15      $7.42
                          =====        =====      =====
Total Return..........     3.25%/(d)/ (17.12)%   (29.37)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $815         $843       $743
 Ratio of Expenses to
  Average Net Assets..     1.26%/(e)/   1.26%      1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.13)%/(e)/ (0.33)%    (0.44)%/(e)/
 Portfolio Turnover
  Rate................    173.6%/(e)/  176.7%     153.6%/(e)/

                          2003/(C)/     2002      2001/(F)/
                          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $6.14        $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)       (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.21        (1.25)     (3.21)
                           ----        -----      -----
 Total From Investment
            Operations     0.20        (1.28)     (3.25)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $6.34        $6.14      $7.42
                          =====        =====      =====
Total Return..........     3.26%/(d)/ (17.25)%   (29.37)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $634         $615       $742
 Ratio of Expenses to
  Average Net Assets..     1.38%/(e)/   1.37%      1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.25)%/(e)/ (0.44)%    (0.56)%/(e)/
 Portfolio Turnover
  Rate................    173.6%/(e)/  176.7%     153.6%/(e)/


See accompanying notes.

/(a)    /Total return is calculated without the contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(c) /Six months ended April 30, 2003.
/(d)    /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional and Preferred classes of shares each recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.67, $.67, $.66, $.66 and $.67 per share, respectively, during the initial interim period.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003/(D)/      2002      2001/(G)/
                           ----           ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $9.57        $10.41     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.02         (0.01)      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.50         (0.79)     (0.05)
                            ----         -----      -----
 Total From Investment
            Operations      0.52         (0.80)      0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)           --      (0.03)
 Distributions from
  Realized Gains......        --         (0.04)        --
  -----                                  -----
   Total Dividends and
         Distributions     (0.04)        (0.04)     (0.03)
                           -----         -----      -----
Net Asset Value, End
 of Period............    $10.05         $9.57     $10.41
                          ======         =====     ======
Total Return..........      5.47%/(e)/   (7.73)%     1.92%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $9,165        $2,797     $1,043
 Ratio of Expenses to
  Average Net Assets..      1.32%/(f)/    1.37%      1.37%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.37%/(f)/    1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.29%/(f)/    0.99%      1.03%/(f)/
 Portfolio Turnover
  Rate................       5.6%/(f)/     7.8%      19.5%/(f)/

                           2003/(D)/      2002      2001/(G)/
                           ----           ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $9.33        $10.40     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.03         (0.02)      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48         (1.01)     (0.05)
                            ----         -----      -----
 Total From Investment
            Operations      0.51         (1.03)      0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)           --      (0.03)
 Distributions from
  Realized Gains......        --         (0.04)        --
  -----                                  -----
   Total Dividends and
         Distributions     (0.03)        (0.04)     (0.03)
                           -----         -----      -----
Net Asset Value, End
 of Period............     $9.81         $9.33     $10.40
                           =====         =====     ======
Total Return..........      5.44%/(e)/   (9.96)%     1.82%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,193        $4,013     $1,041
 Ratio of Expenses to
  Average Net Assets..      1.50%/(f)/    1.55%      1.55%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.55%/(f)/    1.55%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.11%/(f)/    0.90%      0.85%/(f)/
 Portfolio Turnover
  Rate................       5.6%/(f)/     7.8%      19.5%/(f)/

                           2003/(D)/      2002      2001/(H)/
                           ----           ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $9.33        $10.42     $10.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.03          0.02       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.46         (1.07)     (0.41)
                            ----         -----      -----
 Total From Investment
            Operations      0.49         (1.05)     (0.40)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)           --         --
 Distributions from
  Realized Gains......        --         (0.04)        --
  -----                                  -----
   Total Dividends and
         Distributions     (0.01)        (0.04)        --
  ----                     -----         -----
Net Asset Value, End
 of Period............     $9.81         $9.33     $10.42
                           =====         =====     ======
Total Return /(b)/ ...      5.23%/(e)/  (10.13)%    (3.43)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $9,393        $5,816       $708
 Ratio of Expenses to
  Average Net Assets..      1.74%/(f)/    1.75%      1.72%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.14%/(f)/    1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.86%/(f)/    0.68%      0.52%/(f)/
 Portfolio Turnover
  Rate................       5.6%/(f)/     7.8%      19.5%/(f)/

                           2003/(D)/      2002      2001/(G)/
                           ----           ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $9.39        $10.45     $10.41
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.07          0.11       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.47         (1.07)      0.03
                            ----         -----       ----
 Total From Investment
            Operations      0.54         (0.96)      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        (0.06)     (0.03)
 Distributions from
  Realized Gains......        --         (0.04)        --
  -----                                  -----
   Total Dividends and
         Distributions     (0.10)        (0.10)     (0.03)
                           -----         -----      -----
Net Asset Value, End
 of Period............     $9.83         $9.39     $10.45
                           =====         =====     ======
Total Return..........      5.75%/(e)/   (9.32)%     2.21%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $725,245      $441,889    $23,921
 Ratio of Expenses to
  Average Net Assets..      0.75%/(f)/    0.80%      0.80%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.80%/(f)/    0.80%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.86%/(f)/    1.59%      1.33%/(f)/
 Portfolio Turnover
  Rate................       5.6%/(f)/     7.8%      19.5%/(f)/

                           2003/(D)/      2002      2001/(G)/
                           ----           ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $9.40        $10.44     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.05            --       0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.47         (0.97)     (0.05)
                            ----         -----      -----
 Total From Investment
            Operations      0.52         (0.97)      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)        (0.03)     (0.03)
 Distributions from
  Realized Gains......        --         (0.04)        --
  -----                                  -----
   Total Dividends and
         Distributions     (0.07)        (0.07)     (0.03)
                           -----         -----      -----
Net Asset Value, End
 of Period............     $9.85         $9.40     $10.44
                           =====         =====     ======
Total Return..........      5.58%/(e)/   (9.37)%     2.12%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $17,654       $10,021     $1,045
 Ratio of Expenses to
  Average Net Assets..      1.01%/(f)/    1.06%      1.06%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.06%/(f)/    1.06%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.62%/(f)/    1.44%      1.34%/(f)/
 Portfolio Turnover
  Rate................       5.6%/(f)/     7.8%      19.5%/(f)/

                           2003/(D)/      2002      2001/(G)/
                           ----           ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $9.38        $10.43     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.04          0.12       0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.47         (1.11)     (0.05)
                            ----         -----      -----
 Total From Investment
            Operations      0.51         (0.99)      0.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.06)        (0.02)     (0.03)
 Distributions from
  Realized Gains......        --         (0.04)        --
  -----                                  -----
   Total Dividends and
         Distributions     (0.06)        (0.06)     (0.03)
                           -----         -----      -----
Net Asset Value, End
 of Period............     $9.83         $9.38     $10.43
                           =====         =====     ======
Total Return..........      5.47%/(e)/   (9.59)%     2.12%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,283          $979     $1,044
 Ratio of Expenses to
  Average Net Assets..      1.13%/(f)/    1.17%      1.18%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      1.18%/(f)/    1.17%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.50%/(f)/    1.22%      1.22%/(f)/
 Portfolio Turnover
  Rate................       5.6%/(f)/     7.8%      19.5%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b)    /Total return is calculated without the contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. /(d) /Six months ended April 30, 2003.
/(e)    /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g)     /Period from December 6, 2000, date shares first offered, through
  October 31, 2001.  Advisors Preferred, Advisors Select, Institutional,
  Preferred and   Select classes of shares each recognized $.01 of net
  investment income per share and incurred an unrealized gain of $.39, $.39, $.40, $.39 and $.39 per share, respectively, from November 27, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PARTNERS MIDCAP BLEND FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $6.87         $8.71     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)        (0.07)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45         (1.77)     (1.25)
                          ----         -----      -----
 Total From Investment
            Operations    0.44         (1.84)     (1.29)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $7.31         $6.87      $8.71
                         =====         =====      =====
Total Return..........    6.40%/(d)/  (21.13)%   (12.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $648          $573       $727
 Ratio of Expenses to
  Average Net Assets..    1.57%/(e)/    1.57%      1.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.54)%/(e)/  (0.77)%    (0.66)%/(e)/
 Portfolio Turnover
  Rate................   172.4%/(e)/   163.0%     176.3%/(e)/

                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PARTNERS MIDCAP BLEND FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $6.85         $8.70     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)        (0.08)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.46         (1.77)     (1.24)
                          ----         -----      -----
 Total From Investment
            Operations    0.45         (1.85)     (1.30)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $7.30         $6.85      $8.70
                         =====         =====      =====
Total Return..........    6.57%/(d)/  (21.26)%   (13.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $680          $572       $726
 Ratio of Expenses to
  Average Net Assets..    1.75%/(e)/    1.75%      1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.73)%/(e)/  (0.95)%    (0.84)%/(e)/
 Portfolio Turnover
  Rate................   172.4%/(e)/   163.0%     176.3%/(e)/

                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PARTNERS MIDCAP BLEND FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.84         $8.70     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)        (0.03)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45         (1.83)     (1.25)
                          ----         -----      -----
 Total From Investment
            Operations    0.43         (1.86)     (1.30)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $7.27         $6.84      $8.70
                         =====         =====      =====
Total Return /(a)/ ...    6.29%/(d)/  (21.38)%   (13.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,574        $2,935     $1,251
 Ratio of Expenses to
  Average Net Assets..    1.92%/(e)/    1.95%      1.80%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    2.84%/(e)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.89)%/(e)/  (1.16)%    (0.93)%/(e)/
 Portfolio Turnover
  Rate................   172.4%/(e)/   163.0%     176.3%/(e)/

                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PARTNERS MIDCAP BLEND FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $6.93         $8.74     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)        (0.06)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.49         (1.75)     (1.25)
                          ----         -----      -----
 Total From Investment
            Operations    0.47         (1.81)     (1.26)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $7.40         $6.93      $8.74
                         =====         =====      =====
Total Return..........    6.78%/(d)/  (20.71)%   (12.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,510        $5,785     $2,121
 Ratio of Expenses to
  Average Net Assets..    1.00%/(e)/    1.00%      1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.02%/(e)/   (0.22)%    (0.14)%/(e)/
 Portfolio Turnover
  Rate................   172.4%/(e)/   163.0%     176.3%/(e)/

                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PARTNERS MIDCAP BLEND FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $6.90         $8.73     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)        (0.03)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.47         (1.80)     (1.25)
                          ----         -----      -----
 Total From Investment
            Operations    0.46         (1.83)     (1.27)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $7.36         $6.90      $8.73
                         =====         =====      =====
Total Return..........    6.67%/(d)/  (20.96)%   (12.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $700          $675       $729
 Ratio of Expenses to
  Average Net Assets..    1.26%/(e)/    1.26%      1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.23)%/(e)/  (0.46)%    (0.35)%/(e)/
 Portfolio Turnover
  Rate................   172.4%/(e)/   163.0%     176.3%/(e)/

                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PARTNERS MIDCAP BLEND FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $6.89         $8.72     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)        (0.05)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.47         (1.78)     (1.25)
                          ----         -----      -----
 Total From Investment
            Operations    0.46         (1.83)     (1.28)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $7.35         $6.89      $8.72
                         =====         =====      =====
Total Return..........    6.68%/(d)/  (20.99)%   (12.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $613          $575       $729
 Ratio of Expenses to
  Average Net Assets..    1.38%/(e)/    1.37%      1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.35)%/(e)/  (0.58)%    (0.47)%/(e)/
 Portfolio Turnover
  Rate................   172.4%/(e)/   163.0%     176.3%/(e)/


See accompanying notes.

/(a)    /Total return is calculated without the contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d)    /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $5.30         $6.51     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)        (0.05)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.34         (1.16)     (4.58)
                          ----         -----      -----
 Total From Investment
            Operations    0.31         (1.21)     (4.58)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $5.61         $5.30      $6.51
                         =====         =====      =====
Total Return..........    5.85%/(d)/  (18.59)%   (40.49)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,326        $1,296       $815
 Ratio of Expenses to
  Average Net Assets..    1.57%/(e)/    1.57%      1.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.35)%/(e)/  (1.35)%    (1.33)%/(e)/
 Portfolio Turnover
  Rate................   191.9%/(e)/   225.6%     347.3%/(e)/

                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $5.21         $6.50     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)        (0.10)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.32         (1.19)     (4.58)
                          ----         -----      -----
 Total From Investment
            Operations    0.30         (1.29)     (4.59)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $5.51         $5.21      $6.50
                         =====         =====      =====
Total Return..........    5.76%/(d)/  (19.85)%   (40.53)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,196          $653       $814
 Ratio of Expenses to
  Average Net Assets..    1.75%/(e)/    1.75%      1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.52)%/(e)/  (1.53)%    (1.51)%/(e)/
 Portfolio Turnover
  Rate................   191.9%/(e)/   225.6%     347.3%/(e)/

                         2003/(C)/      2002      2001/(G)/
                         ----           ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $5.03         $6.28      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)        (0.09)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.32         (1.16)     (2.03)
                          ----         -----      -----
 Total From Investment
            Operations    0.28         (1.25)     (1.99)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $5.31         $5.03      $6.28
                         =====         =====      =====
Total Return /(a)/ ...    5.57%/(d)/  (19.90)%   (24.43)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,593        $2,648       $663
 Ratio of Expenses to
  Average Net Assets..    1.95%/(e)/    1.95%      1.90%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.10%/(e)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.73)%/(e)/  (1.72)%    (1.66)%/(e)/
 Portfolio Turnover
  Rate................   191.9%/(e)/   225.6%     347.3%/(e)/

                         2003/(C)/      2002      2001/(G)/
                         ----           ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $5.10         $6.31      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)        (0.05)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.33         (1.16)     (2.00)
                          ----         -----      -----
 Total From Investment
            Operations    0.31         (1.21)     (1.96)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $5.41         $5.10      $6.31
                         =====         =====      =====
Total Return..........    6.08%/(d)/  (19.18)%   (24.07)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $6            $6         $7
 Ratio of Expenses to
  Average Net Assets..    1.00%/(e)/    1.00%      1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.77)%/(e)/  (0.78)%    (0.77)%/(e)/
 Portfolio Turnover
  Rate................   191.9%/(e)/   225.6%     347.3%/(e)/

                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $5.26         $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)        (0.03)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.33         (1.23)     (4.52)
                          ----         -----      -----
 Total From Investment
            Operations    0.31         (1.26)     (4.57)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $5.57         $5.26      $6.52
                         =====         =====      =====
Total Return..........    5.89%/(d)/  (19.33)%   (40.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,291        $1,155       $815
 Ratio of Expenses to
  Average Net Assets..    1.26%/(e)/    1.26%      1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.03)%/(e)/  (1.04)%    (1.00)%/(e)/
 Portfolio Turnover
  Rate................   191.9%/(e)/   225.6%     347.3%/(e)/

                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $5.25         $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)        (0.07)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.34         (1.20)     (4.58)
                          ----         -----      -----
 Total From Investment
            Operations    0.31         (1.27)     (4.57)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $5.56         $5.25      $6.52
                         =====         =====      =====
Total Return..........    5.90%/(d)/  (19.48)%   (40.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $307          $657       $816
 Ratio of Expenses to
  Average Net Assets..    1.38%/(e)/    1.37%      1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.14)%/(e)/  (1.15)%    (1.14)%/(e)/
 Portfolio Turnover
  Rate................   191.9%/(e)/   225.6%     347.3%/(e)/


See accompanying notes.

/(a)    /Total return is calculated without the contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 29, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $1.09, $1.09, $1.08 and $1.09 per share, respectively, during the initial interim period.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.39         $9.38    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        (0.03)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.41          0.04     (0.75)
                           ----          ----     -----
 Total From Investment
            Operations     0.40          0.01     (0.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --     (0.01)
  ----                                            -----
   Total Dividends and
         Distributions       --            --     (0.01)
  ----                                            -----
Net Asset Value, End
 of Period............    $9.79         $9.39     $9.38
                          =====         =====     =====
Total Return..........     4.26%/(e)/    0.11%    (6.77)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,175        $1,449      $940
 Ratio of Expenses to
  Average Net Assets..     1.57%/(f)/    1.57%     1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.57%/(f)/      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.44)%/(f)/  (0.45)%   (0.12)%/(f)/
 Portfolio Turnover
  Rate................     41.1%/(f)/    80.0%    224.9%/(f)/

                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.24         $9.37    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)        (0.05)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.41         (0.08)    (0.75)
                           ----         -----     -----
 Total From Investment
            Operations     0.39         (0.13)    (0.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --     (0.01)
  ----                                            -----
   Total Dividends and
         Distributions       --            --     (0.01)
  ----                                            -----
Net Asset Value, End
 of Period............    $9.63         $9.24     $9.37
                          =====         =====     =====
Total Return..........     4.22%/(e)/   (1.39)%   (6.87)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,484        $1,177      $989
 Ratio of Expenses to
  Average Net Assets..     1.75%/(f)/    1.75%     1.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.75%/(f)/      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.62)%/(f)/  (0.64)%   (0.30)%/(f)/
 Portfolio Turnover
  Rate................     41.1%/(f)/    80.0%    224.9%/(f)/

                          2003/(D)/      2002     2001/(H)/
                          ----           ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.21         $9.35    $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)        (0.04)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.39         (0.10)    (0.83)
                           ----         -----     -----
 Total From Investment
            Operations     0.37         (0.14)    (0.85)
                           ----         -----     -----
Net Asset Value, End
 of Period............    $9.58         $9.21     $9.35
                          =====         =====     =====
Total Return /(b)/ ...     4.02%/(e)/   (1.50)%   (8.15)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,751        $4,573      $891
 Ratio of Expenses to
  Average Net Assets..     1.91%/(f)/    1.95%     1.92%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.59%/(f)/      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.80)%/(f)/  (0.94)%   (0.48)%/(f)/
 Portfolio Turnover
  Rate................     41.1%/(f)/    80.0%    224.9%/(f)/

                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.34         $9.43    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         (0.02)     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43         (0.04)    (0.73)
                           ----         -----     -----
 Total From Investment
            Operations     0.43         (0.06)    (0.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.01)    (0.01)
 Tax Return of Capital
  Distribution........       --         (0.02)       --
 -----                                  -----
   Total Dividends and
         Distributions       --         (0.03)    (0.01)
  ----                                  -----     -----
Net Asset Value, End
 of Period............    $9.77         $9.34     $9.43
                          =====         =====     =====
Total Return..........     4.60%/(e)/   (0.67)%   (6.28)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $51,527       $21,210    $2,956
 Ratio of Expenses to
  Average Net Assets..     1.00%/(f)/    1.00%     1.00%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.00%/(f)/      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%/(f)/      --      0.44%/(f)/
 Portfolio Turnover
  Rate................     41.1%/(f)/    80.0%    224.9%/(f)/

                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.33         $9.41    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        (0.02)     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42         (0.06)    (0.74)
                           ----         -----     -----
 Total From Investment
            Operations     0.41         (0.08)    (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --     (0.01)
  ----                                            -----
   Total Dividends and
         Distributions       --            --     (0.01)
  ----                                            -----
Net Asset Value, End
 of Period............    $9.74         $9.33     $9.41
                          =====         =====     =====
Total Return..........     4.39%/(e)/   (0.83)%   (6.48)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,932        $1,485      $942
 Ratio of Expenses to
  Average Net Assets..     1.26%/(f)/    1.26%     1.26%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.26%/(f)/      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.14)%/(f)/  (0.16)%    0.19%/(f)/
 Portfolio Turnover
  Rate................     41.1%/(f)/    80.0%    224.9%/(f)/

                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.31         $9.40    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        (0.02)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.41         (0.07)    (0.74)
                           ----         -----     -----
 Total From Investment
            Operations     0.40         (0.09)    (0.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --     (0.01)
  ----                                            -----
   Total Dividends and
         Distributions       --            --     (0.01)
  ----                                            -----
Net Asset Value, End
 of Period............    $9.71         $9.31     $9.40
                          =====         =====     =====
Total Return..........     4.30%/(e)/   (0.96)%   (6.58)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $972          $932      $941
 Ratio of Expenses to
  Average Net Assets..     1.37%/(f)/    1.37%     1.38%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.38%/(f)/      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.23)%/(f)/  (0.24)%    0.07%/(f)/
 Portfolio Turnover
  Rate................     41.1%/(f)/    80.0%    224.9%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b)    /Total return is calculated without the contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e)    /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 28, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.14, $.14, $.13, $.14 and $.14 per share, respectively, during the initial interim period.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD ENDED APRIL 30:



                         2003/(B)/
                         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.40
                          ----
 Total From Investment
            Operations    0.38
                          ----
Net Asset Value, End
 of Period............  $10.38
                        ======
Total Return..........    3.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    1.55%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.59)%/(d)/
 Portfolio Turnover
  Rate................    96.4%/(d)/

                         2003/(B)/
                         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.41
                          ----
 Total From Investment
            Operations    0.38
                          ----
Net Asset Value, End
 of Period............  $10.38
                        ======
Total Return..........    3.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    1.73%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.77)%/(d)/
 Portfolio Turnover
  Rate................    96.4%/(d)/

                         2003/(B)/
                         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.40
                          ----
 Total From Investment
            Operations    0.40
                          ----
Net Asset Value, End
 of Period............  $10.40
                        ======
Total Return..........    4.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,705
 Ratio of Expenses to
  Average Net Assets..    0.98%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.02)%/(d)/
 Portfolio Turnover
  Rate................    96.4%/(d)/

                         2003/(B)/
                         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.40
                          ----
 Total From Investment
            Operations    0.39
                          ----
Net Asset Value, End
 of Period............  $10.39
                        ======
Total Return..........    3.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    1.24%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.28)%/(d)/
 Portfolio Turnover
  Rate................    96.4%/(d)/

                         2003/(B)/
                         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.40
                          ----
 Total From Investment
            Operations    0.39
                          ----
Net Asset Value, End
 of Period............  $10.39
                        ======
Total Return..........    3.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    1.36%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.40)%/(d)/
 Portfolio Turnover
  Rate................    96.4%/(d)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 30, 2002, date operations commenced, through April
  30, 2003.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/      2002      2001/(G)/
                          ----           ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $5.08         $7.32      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)        (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.21         (2.20)     (2.42)
                           ----         -----      -----
 Total From Investment
            Operations     0.19         (2.24)     (2.50)
                           ----         -----      -----
Net Asset Value, End
 of Period............    $5.27         $5.08      $7.32
                          =====         =====      =====
Total Return..........     3.74%/(e)/  (30.60)%   (23.67)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,573        $1,092       $734
 Ratio of Expenses to
  Average Net Assets..     1.65%/(f)/    1.67%      1.67%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.67%/(f)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.42)%/(f)/  (1.47)%    (1.32)%/(f)/
 Portfolio Turnover
  Rate................    473.5%/(f)/   110.9%     161.1%/(f)/

                          2003/(D)/      2002      2001/(G)/
                          ----           ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $5.06         $7.31      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.04)        (0.06)     (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23         (2.19)     (2.42)
                           ----         -----      -----
 Total From Investment
            Operations     0.19         (2.25)     (2.51)
                           ----         -----      -----
Net Asset Value, End
 of Period............    $5.25         $5.06      $7.31
                          =====         =====      =====
Total Return..........     3.75%/(e)/  (30.78)%   (23.77)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $812          $789       $733
 Ratio of Expenses to
  Average Net Assets..     1.83%/(f)/    1.85%      1.85%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.85%/(f)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.61)%/(f)/  (1.65)%    (1.50)%/(f)/
 Portfolio Turnover
  Rate................    473.5%/(f)/   110.9%     161.1%/(f)/

                          2003/(D)/      2002      2001/(H)/
                          ----           ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $4.92         $7.12      $8.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)        (0.06)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20         (2.14)     (1.11)
                           ----         -----      -----
 Total From Investment
            Operations     0.18         (2.20)     (1.16)
                           ----         -----      -----
Net Asset Value, End
 of Period............    $5.10         $4.92      $7.12
                          =====         =====      =====
Total Return /(b)/ ...     3.66%/(e)/  (30.90)%   (13.70)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,826        $1,386       $316
 Ratio of Expenses to
  Average Net Assets..     2.05%/(f)/    2.05%      2.02%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     3.87%/(f)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.83)%/(f)/  (1.85)%    (1.72)%/(f)/
 Portfolio Turnover
  Rate................    473.5%/(f)/   110.9%     161.1%/(f)/

                          2003/(D)/      2002      2001/(G)/
                          ----           ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $5.12         $7.35      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.05)        (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27         (2.19)     (2.43)
                           ----         -----      -----
 Total From Investment
            Operations     0.22         (2.23)     (2.47)
                           ----         -----      -----
Net Asset Value, End
 of Period............    $5.34         $5.12      $7.35
                          =====         =====      =====
Total Return..........     4.30%/(e)/  (30.34)%   (23.36)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,055       $91,760     $5,591
 Ratio of Expenses to
  Average Net Assets..     1.09%/(f)/    1.10%      1.10%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.10%/(f)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.88)%/(f)/  (0.90)%    (0.78)%/(f)/
 Portfolio Turnover
  Rate................    473.5%/(f)/   110.9%     161.1%/(f)/

                          2003/(D)/      2002      2001/(G)/
                          ----           ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $5.13         $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)        (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24         (2.17)     (2.42)
                           ----         -----      -----
 Total From Investment
            Operations     0.21         (2.21)     (2.48)
                           ----         -----      -----
Net Asset Value, End
 of Period............    $5.34         $5.13      $7.34
                          =====         =====      =====
Total Return..........     4.09%/(e)/  (30.11)%   (23.46)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $877          $931       $735
 Ratio of Expenses to
  Average Net Assets..     1.34%/(f)/    1.36%      1.36%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.36%/(f)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.12)%/(f)/  (1.17)%    (1.01)%/(f)/
 Portfolio Turnover
  Rate................    473.5%/(f)/   110.9%     161.1%/(f)/

                          2003/(D)/      2002      2001/(G)/
                          ----           ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $5.10         $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)        (0.09)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23         (2.15)     (2.42)
                           ----         -----      -----
 Total From Investment
            Operations     0.20         (2.24)     (2.48)
                           ----         -----      -----
Net Asset Value, End
 of Period............    $5.30         $5.10      $7.34
                          =====         =====      =====
Total Return..........     3.92%/(e)/  (30.52)%   (23.46)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $531          $510       $735
 Ratio of Expenses to
  Average Net Assets..     1.46%/(f)/    1.47%      1.48%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.48%/(f)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.24)%/(f)/  (1.27)%    (1.13)%/(f)/
 Portfolio Turnover
  Rate................    473.5%/(f)/   110.9%     161.1%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. /(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/     2002      2001/(H)/
                          ----          ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $5.68        $6.25     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)          --      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07        (0.57)     (4.53)
                           ----        -----      -----
 Total From Investment
            Operations     0.06        (0.57)     (4.60)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $5.74        $5.68      $6.25
                          =====        =====      =====
Total Return..........     1.06%/(e)/  (9.12)%   (41.23)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,728       $1,419       $626
 Ratio of Expenses to
  Average Net Assets..     1.50%/(f)/   1.56%      1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.57%/(f)/   1.57%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.07)%/(f)/ (1.30)%    (1.19)%/(f)/
 Portfolio Turnover
  Rate................    153.7%/(f)/  120.1%     159.8%/(f)/

                          2003/(D)/     2002      2001/(H)/
                          ----          ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $5.66        $6.24     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)       (0.09)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.01        (0.49)     (4.53)
                           ----        -----      -----
 Total From Investment
            Operations    (0.02)       (0.58)     (4.61)
                          -----        -----      -----
Net Asset Value, End
 of Period............    $5.64        $5.66      $6.24
                          =====        =====      =====
Total Return..........     0.35%/(e)/  (9.29)%   (41.32)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $503         $567       $625
 Ratio of Expenses to
  Average Net Assets..     1.69%/(f)/   1.74%      1.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.75%/(f)/   1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.51)%/(f)/ (1.47)%    (1.37)%/(f)/
 Portfolio Turnover
  Rate................    153.7%/(f)/  120.1%     159.8%/(f)/

                          2003/(D)/     2002      2001/(I)/
                          ----          ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.47        $6.04      $7.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)       (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07        (0.53)     (1.67)
                           ----        -----      -----
 Total From Investment
            Operations     0.05        (0.57)     (1.71)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $5.52        $5.47      $6.04
                          =====        =====      =====
Total Return /(b)/ ...     0.91%/(e)/  (9.44)%   (22.56)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,583       $1,099       $301
 Ratio of Expenses to
  Average Net Assets..     1.99%/(f)/   1.93%      1.92%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     4.11%/(f)/   1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.56)%/(f)/ (1.64)%    (1.60)%/(f)/
 Portfolio Turnover
  Rate................    153.7%/(f)/  120.1%     159.8%/(f)/

                          2003/(D)/     2002      2001/(H)/
                          ----          ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $5.72        $6.27     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.04)       (0.12)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.13        (0.43)     (4.54)
                           ----        -----      -----
 Total From Investment
            Operations     0.09        (0.55)     (4.58)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $5.81        $5.72      $6.27
                          =====        =====      =====
Total Return..........     1.57%/(e)/  (8.77)%   (41.04)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $81,226       $7,077     $1,166
 Ratio of Expenses to
  Average Net Assets..     0.91%/(f)/   0.99%      1.00%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.00%/(f)/   1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.49)%/(f)/ (0.70)%    (0.48)%/(f)/
 Portfolio Turnover
  Rate................    153.7%/(f)/  120.1%     159.8%/(f)/

                          2003/(D)/     2002      2001/(H)/
                          ----          ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $5.71        $6.27     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)       (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09        (0.52)     (4.52)
                           ----        -----      -----
 Total From Investment
            Operations     0.07        (0.56)     (4.58)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $5.78        $5.71      $6.27
                          =====        =====      =====
Total Return..........     1.23%/(e)/  (8.93)%   (41.04)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $658         $692       $628
 Ratio of Expenses to
  Average Net Assets..     1.17%/(f)/   1.25%      1.26%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.26%/(f)/   1.26%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.72)%/(f)/ (0.98)%    (0.88)%/(f)/
 Portfolio Turnover
  Rate................    153.7%/(f)/  120.1%     159.8%/(f)/

                          2003/(D)/     2002      2001/(H)/
                          ----          ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $5.70        $6.26     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)/(g)/  (0.07)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06        (0.49)     (4.53)
                           ----        -----      -----
 Total From Investment
            Operations     0.05        (0.56)     (4.59)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $5.75        $5.70      $6.26
                          =====        =====      =====
Total Return..........     0.88%/(e)/  (8.95)%   (41.13)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $63         $571       $627
 Ratio of Expenses to
  Average Net Assets..     1.33%/(f)/   1.36%      1.38%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.38%/(f)/   1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.77)%/(f)/ (1.09)%    (1.00)%/(f)/
 Portfolio Turnover
  Rate................    153.7%/(f)/  120.1%     159.8%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Calculated based on average shares outstanding during the period.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003/(C)/       2002     2001/(G)/
                           ----            ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $9.51          $9.96    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   --/(d)/          (0.06)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.84          (0.24)       --
 ----                       ----          -----
 Total From Investment
            Operations      0.84          (0.30)    (0.04)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.09)         (0.15)       --
 ----                      -----          -----
   Total Dividends and
         Distributions     (0.09)         (0.15)       --
 ----                      -----          -----
Net Asset Value, End
 of Period............    $10.26          $9.51     $9.96
                          ======          =====     =====
Total Return..........      8.88%/(e)/    (3.24)%   (0.40)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,317           $985      $831
 Ratio of Expenses to
  Average Net Assets..      1.57%/(f)/     1.57%     1.57%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.61)%/(f)/   (0.76)%   (0.59)%/(f)/
 Portfolio Turnover
  Rate................      54.4%/(f)/     27.9%     58.0%/(f)/

                           2003/(C)/       2002     2001/(G)/
                           ----            ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $9.48          $9.95    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)         (0.04)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.84          (0.28)       --
 ----                       ----          -----
 Total From Investment
            Operations      0.83          (0.32)    (0.05)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.09)         (0.15)       --
 ----                      -----          -----
   Total Dividends and
         Distributions     (0.09)         (0.15)       --
 ----                      -----          -----
Net Asset Value, End
 of Period............    $10.22          $9.48     $9.95
                          ======          =====     =====
Total Return..........      8.81%/(e)/    (3.44)%   (0.50)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,164         $1,398      $830
 Ratio of Expenses to
  Average Net Assets..      1.75%/(f)/     1.75%     1.75%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.80)%/(f)/   (0.94)%   (0.77)%/(f)/
 Portfolio Turnover
  Rate................      54.4%/(f)/     27.9%     58.0%/(f)/

                           2003/(C)/       2002     2001/(G)/
                           ----            ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $9.46          $9.94    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.04)         (0.05)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.85          (0.28)    (0.02)
                            ----          -----     -----
 Total From Investment
            Operations      0.81          (0.33)    (0.06)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.09)         (0.15)       --
 ----                      -----          -----
   Total Dividends and
         Distributions     (0.09)         (0.15)       --
 ----                      -----          -----
Net Asset Value, End
 of Period............    $10.18          $9.46     $9.94
                          ======          =====     =====
Total Return /(a)/ ...      8.61%/(e)/    (3.55)%   (0.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,607         $4,867    $1,472
 Ratio of Expenses to
  Average Net Assets..      1.95%/(f)/     1.95%     1.81%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      2.53%/(f)/       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.99)%/(f)/   (1.15)%   (0.84)%/(f)/
 Portfolio Turnover
  Rate................      54.4%/(f)/     27.9%     58.0%/(f)/

                           2003/(C)/       2002     2001/(G)/
                           ----            ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $9.60         $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....        --          (0.04)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.87          (0.21)       --
 ----                       ----          -----
 Total From Investment
            Operations      0.87          (0.25)       --
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.09)         (0.15)       --
 ----                      -----          -----
   Total Dividends and
         Distributions     (0.09)         (0.15)       --
 ----                      -----          -----
Net Asset Value, End
 of Period............    $10.38          $9.60    $10.00
                          ======          =====    ======
Total Return..........      9.12%/(e)/    (2.72)%    0.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $120,709       $133,400    $5,682
 Ratio of Expenses to
  Average Net Assets..      1.00%/(f)/     1.00%     1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.03)%/(f)/   (0.20)%   (0.07)%/(f)/
 Portfolio Turnover
  Rate................      54.4%/(f)/     27.9%     58.0%/(f)/

                           2003/(C)/       2002     2001/(G)/
                           ----            ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $9.56          $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)            --     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.88          (0.27)       --
 ----                       ----          -----
 Total From Investment
            Operations      0.87          (0.27)    (0.02)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.09)         (0.15)       --
 ----                      -----          -----
   Total Dividends and
         Distributions     (0.09)         (0.15)       --
 ----                      -----          -----
Net Asset Value, End
 of Period............    $10.34          $9.56     $9.98
                          ======          =====     =====
Total Return..........      9.15%/(e)/    (2.93)%   (0.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $9,148         $5,733      $833
 Ratio of Expenses to
  Average Net Assets..      1.26%/(f)/     1.26%     1.26%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.30)%/(f)/   (0.47)%   (0.28)%/(f)/
 Portfolio Turnover
  Rate................      54.4%/(f)/     27.9%     58.0%/(f)/

                           2003/(C)/       2002     2001/(G)/
                           ----            ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $9.54          $9.97    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.02)         (0.06)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.87          (0.22)       --
 ----                       ----          -----
 Total From Investment
            Operations      0.85          (0.28)    (0.03)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.09)         (0.15)       --
 ----                      -----          -----
   Total Dividends and
         Distributions     (0.09)         (0.15)       --
 ----                      -----          -----
Net Asset Value, End
 of Period............    $10.30          $9.54     $9.97
                          ======          =====     =====
Total Return..........      8.96%/(e)/    (3.03)%   (0.30)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $861           $796      $833
 Ratio of Expenses to
  Average Net Assets..      1.38%/(f)/     1.37%     1.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.42)%/(f)/   (0.56)%   (0.40)%/(f)/
 Portfolio Turnover
  Rate................      54.4%/(f)/     27.9%     58.0%/(f)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(c) /Six months ended April 30, 2003.
/(d) /Calculated based on average shares outstanding during the period.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD ENDED APRIL 30:



                          2003/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.44
                           ----
 Total From Investment
            Operations     0.45
                           ----
Net Asset Value, End
 of Period............   $10.45
                         ======
Total Return..........     4.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $104
 Ratio of Expenses to
  Average Net Assets..     1.57%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.23%/(d)/
 Portfolio Turnover
  Rate................     37.2%/(d)/

                          2003/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.44
                           ----
 Total From Investment
            Operations     0.44
                           ----
Net Asset Value, End
 of Period............   $10.44
                         ======
Total Return..........     4.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $104
 Ratio of Expenses to
  Average Net Assets..     1.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.04%/(d)/
 Portfolio Turnover
  Rate................     37.2%/(d)/

                          2003/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46
                           ----
 Total From Investment
            Operations     0.47
                           ----
Net Asset Value, End
 of Period............   $10.47
                         ======
Total Return..........     4.70%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $33,139
 Ratio of Expenses to
  Average Net Assets..     1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.92%/(d)/
 Portfolio Turnover
  Rate................     37.2%/(d)/

                          2003/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.44
                           ----
 Total From Investment
            Operations     0.46
                           ----
Net Asset Value, End
 of Period............   $10.46
                         ======
Total Return..........     4.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $105
 Ratio of Expenses to
  Average Net Assets..     1.26%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.53%/(d)/
 Portfolio Turnover
  Rate................     37.2%/(d)/

                          2003/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.44
                           ----
 Total From Investment
            Operations     0.45
                           ----
Net Asset Value, End
 of Period............   $10.45
                         ======
Total Return..........     4.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $105
 Ratio of Expenses to
  Average Net Assets..     1.38%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.42%/(d)/
 Portfolio Turnover
  Rate................     37.2%/(d)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 30, 2002, date operations commenced, through April
  30, 2003.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(A)/    2002/(E)/
                          ----         ----
PREFERRED SECURITIES FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.30       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.29/(b)/     0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32         0.06
                           ----         ----
 Total From Investment
            Operations     0.61         0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)          --
  ----                    -----
   Total Dividends and
         Distributions    (0.10)          --
  ----                    -----
Net Asset Value, End
 of Period............   $10.81       $10.30
                         ======       ======
Total Return..........     5.92%/(c)/   3.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $84,554      $12,849
 Ratio of Expenses to
  Average Net Assets..     0.75%/(d)/   0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.55%/(d)/   7.04%/(d)/
 Portfolio Turnover
  Rate................     41.7%/(d)/   11.3%/(d)/



/(a) /Six months ended April 30, 2003.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 2002, date operations commenced, through October 31,
  2002.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.36        $9.83    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07        (0.04)     0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.34        (0.33)    (0.35)
                           ----        -----     -----
 Total From Investment
            Operations     0.41        (0.37)    (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.10)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.10)       (0.10)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.67        $9.36     $9.83
                          =====        =====     =====
Total Return..........     4.46%/(e)/  (3.81)%   (1.70)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,534       $2,462       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.69%/(f)/   0.69%     0.69%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.61%/(f)/   2.22%     2.71%/(f)/
 Portfolio Turnover
  Rate................    135.4%/(f)/   17.6%      2.2%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.35        $9.82    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04/(g)/     0.19      0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37        (0.58)    (0.35)
                           ----        -----     -----
 Total From Investment
            Operations     0.41        (0.39)    (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.08)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.09)       (0.08)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.67        $9.35     $9.82
                          =====        =====     =====
Total Return..........     4.38%/(e)/  (3.98)%   (1.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $250          $11       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.87%/(f)/   0.87%     0.87%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.99%/(f)/   2.50%     2.52%/(f)/
 Portfolio Turnover
  Rate................    135.4%/(f)/   17.6%      2.2%/(f)/

                          2003/(D)/     2002     2001/(I)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.36        $9.83    $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05/(g)/     0.10      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.34        (0.51)    (0.26)
                           ----        -----     -----
 Total From Investment
            Operations     0.39        (0.41)    (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.06)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.06)       (0.06)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.69        $9.36     $9.83
                          =====        =====     =====
Total Return /(b)/ ...     4.14%/(e)/  (4.16)%   (2.09)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,204       $5,071      $488
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     1.17%/(f)/   1.05%     1.05%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/
  /(c)/ ..............     1.17%/(f)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.03%/(f)/   1.79%     1.22%/(f)/
 Portfolio Turnover
  Rate................    135.4%/(f)/   17.6%      2.2%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.40        $9.87    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07         0.20      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37        (0.51)    (0.21)
                           ----        -----     -----
 Total From Investment
            Operations     0.44        (0.31)    (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.16)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.16)       (0.16)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.68        $9.40     $9.87
                          =====        =====     =====
Total Return..........     4.72%/(e)/  (3.25)%   (1.30)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $64,000      $35,188    $4,339
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.12%/(f)/   0.12%     0.12%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.13%/(f)/   2.84%     3.44%/(f)/
 Portfolio Turnover
  Rate................    135.4%/(f)/   17.6%      2.2%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.38        $9.85    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.10        (0.03)     0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32        (0.31)    (0.35)
                           ----        -----     -----
 Total From Investment
            Operations     0.42        (0.34)    (0.15)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.13)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.13)       (0.13)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.67        $9.38     $9.85
                          =====        =====     =====
Total Return..........     4.56%/(e)/  (3.50)%   (1.50)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $852         $334       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.38%/(f)/   0.38%     0.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.73%/(f)/   2.93%     3.02%/(f)/
 Portfolio Turnover
  Rate................    135.4%/(f)/   17.6%      2.2%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.37        $9.84    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08         0.28      0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.34        (0.63)    (0.35)
                           ----        -----     -----
 Total From Investment
            Operations     0.42        (0.35)    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.12)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.12)       (0.12)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.67        $9.37     $9.84
                          =====        =====     =====
Total Return..........     4.55%/(e)/  (3.63)%   (1.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10           $9        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.50%/(f)/   0.50%     0.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.81%/(f)/   2.89%     2.88%/(f)/
 Portfolio Turnover
  Rate................    135.4%/(f)/   17.6%      2.2%/(f)/


See accompanying notes.

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Calculated based on average shares outstanding during the period.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(i) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/     2002     2001/(G)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.11        $9.69    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06        (0.02)     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35        (0.48)    (0.45)
                           ----        -----     -----
 Total From Investment
            Operations     0.41        (0.50)    (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       (0.08)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.08)       (0.08)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.44        $9.11     $9.69
                          =====        =====     =====
Total Return..........     4.56%/(e)/  (5.22)%   (3.10)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,126       $1,917       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.69%/(f)/   0.69%     0.69%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.39%/(f)/   1.76%     2.14%/(f)/
 Portfolio Turnover
  Rate................    119.0%/(f)/   12.3%      4.0%/(f)/

                          2003/(D)/     2002     2001/(G)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.10        $9.68    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         0.01      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.39        (0.53)    (0.45)
                           ----        -----     -----
 Total From Investment
            Operations     0.40        (0.52)    (0.32)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.06)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.07)       (0.06)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.43        $9.10     $9.68
                          =====        =====     =====
Total Return..........     4.37%/(e)/  (5.40)%   (3.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,120          $69        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.87%/(f)/   0.87%     0.87%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.62%/(f)/   1.76%     1.94%/(f)/
 Portfolio Turnover
  Rate................    119.0%/(f)/   12.3%      4.0%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.11        $9.69    $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         0.09      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.38        (0.63)    (0.36)
                           ----        -----     -----
 Total From Investment
            Operations     0.39        (0.54)    (0.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.04)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.04)       (0.04)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.46        $9.11     $9.69
                          =====        =====     =====
Total Return /(b)/ ...     4.29%/(e)/  (5.56)%   (3.29)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,670       $8,645    $1,153
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     1.08%/(f)/   1.05%     1.05%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/
  /(c)/ ..............     1.08%/(f)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.91%/(f)/   1.46%     1.93%/(f)/
 Portfolio Turnover
  Rate................    119.0%/(f)/   12.3%      4.0%/(f)/

                          2003/(D)/     2002     2001/(G)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.14        $9.72    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07         0.19      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36        (0.63)    (0.32)
                           ----        -----     -----
 Total From Investment
            Operations     0.43        (0.44)    (0.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.14)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.13)       (0.14)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.44        $9.14     $9.72
                          =====        =====     =====
Total Return..........     4.81%/(e)/  (4.67)%   (2.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $82,327      $42,265    $2,820
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.12%/(f)/   0.12%     0.12%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.91%/(f)/   2.34%     2.81%/(f)/
 Portfolio Turnover
  Rate................    119.0%/(f)/   12.3%      4.0%/(f)/

                          2003/(D)/     2002     2001/(G)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.13        $9.71    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08        (0.02)     0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.34        (0.45)    (0.45)
                           ----        -----     -----
 Total From Investment
            Operations     0.42        (0.47)    (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.11)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.11)       (0.11)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.44        $9.13     $9.71
                          =====        =====     =====
Total Return..........     4.65%/(e)/  (4.91)%   (2.90)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,044         $721       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.38%/(f)/   0.38%     0.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.52%/(f)/   2.27%     2.44%/(f)/
 Portfolio Turnover
  Rate................    119.0%/(f)/   12.3%      4.0%/(f)/

                          2003/(D)/     2002     2001/(G)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.12        $9.70    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07         0.24      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35        (0.72)    (0.45)
                           ----        -----     -----
 Total From Investment
            Operations     0.42        (0.48)    (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.10)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.10)       (0.10)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.44        $9.12     $9.70
                          =====        =====     =====
Total Return..........     4.65%/(e)/  (5.04)%   (3.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9           $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.50%/(f)/   0.50%     0.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.61%/(f)/   2.50%     2.31%/(f)/
 Portfolio Turnover
  Rate................    119.0%/(f)/   12.3%      4.0%/(f)/


See accompanying notes.

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $8.74        $9.49    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.05           --      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32        (0.66)    (0.62)
                           ----        -----     -----
 Total From Investment
            Operations     0.37        (0.66)    (0.51)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.09)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.05)       (0.09)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.06        $8.74     $9.49
                          =====        =====     =====
Total Return..........     4.26%/(e)/  (7.09)%   (5.10)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $704         $646       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.69%/(f)/   0.69%     0.69%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.12%/(f)/   1.35%     1.65%/(f)/
 Portfolio Turnover
  Rate................    129.0%/(f)/   19.9%     60.2%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $8.73        $9.48    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01/(g)/     0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.34        (0.79)    (0.62)
                           ----        -----     -----
 Total From Investment
            Operations     0.35        (0.68)    (0.52)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.07)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.04)       (0.07)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.04        $8.73     $9.48
                          =====        =====     =====
Total Return..........     3.97%/(e)/  (7.26)%   (5.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $368          $12        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.87%/(f)/   0.87%     0.87%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.17%/(f)/   1.64%     1.45%/(f)/
 Portfolio Turnover
  Rate................    129.0%/(f)/   19.9%     60.2%/(f)/

                          2003/(D)/     2002     2001/(I)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.74        $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         0.07      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.34        (0.78)    (0.52)
                           ----        -----     -----
 Total From Investment
            Operations     0.34        (0.71)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.05)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.01)       (0.05)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.07        $8.74     $9.50
                          =====        =====     =====
Total Return /(b)/ ...     3.86%/(e)/  (7.52)%   (5.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,817       $7,610      $839
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     1.23%/(f)/   1.05%     1.05%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/
  /(c)/ ..............     1.23%/(f)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.50%/(f)/   0.96%     1.39%/(f)/
 Portfolio Turnover
  Rate................    129.0%/(f)/   19.9%     60.2%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.77        $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.05         0.17      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.34        (0.79)    (0.50)
                           ----        -----     -----
 Total From Investment
            Operations     0.39        (0.62)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.14)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.10)       (0.14)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.06        $8.77     $9.53
                          =====        =====     =====
Total Return..........     4.51%/(e)/  (6.63)%   (4.70)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $73,448      $31,841    $3,816
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.12%/(f)/   0.12%     0.12%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.62%/(f)/   1.91%     2.29%/(f)/
 Portfolio Turnover
  Rate................    129.0%/(f)/   19.9%     60.2%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $8.75        $9.51    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06         0.02      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32        (0.66)    (0.62)
                           ----        -----     -----
 Total From Investment
            Operations     0.38        (0.64)    (0.49)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       (0.12)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.08)       (0.12)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.05        $8.75     $9.51
                          =====        =====     =====
Total Return..........     4.35%/(e)/  (6.89)%   (4.90)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,088         $885       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.38%/(f)/   0.38%     0.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.15%/(f)/   1.59%     1.95%/(f)/
 Portfolio Turnover
  Rate................    129.0%/(f)/   19.9%     60.2%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $8.75        $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06         0.20      0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31        (0.84)    (0.62)
                           ----        -----     -----
 Total From Investment
            Operations     0.37        (0.64)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.11)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.07)       (0.11)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.05        $8.75     $9.50
                          =====        =====     =====
Total Return..........     4.23%/(e)/  (6.91)%   (5.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9           $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.50%/(f)/   0.50%     0.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.34%/(f)/   2.09%     1.82%/(f)/
 Portfolio Turnover
  Rate................    129.0%/(f)/   19.9%     60.2%/(f)/


See accompanying notes.

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. /(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Calculated based on average shares outstanding during the period.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(i) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $8.65         $9.54    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03          0.04      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30         (0.85)    (0.53)
                           ----         -----     -----
 Total From Investment
            Operations     0.33         (0.81)    (0.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)        (0.07)       --
 Distributions from
  Realized Gains......    (0.01)        (0.01)       --
 ----                     -----         -----
   Total Dividends and
         Distributions    (0.05)        (0.08)       --
 ----                     -----         -----
Net Asset Value, End
 of Period............    $8.93         $8.65     $9.54
                          =====         =====     =====
Total Return..........     3.80%/(e)/   (8.57)%   (4.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $98           $49        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.69%/(f)/    0.69%     0.69%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.75%/(f)/    1.14%     1.02%/(f)/
 Portfolio Turnover
  Rate................    127.0%/(f)/    19.6%    316.2%/(f)/

                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $8.64         $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04          0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29         (0.85)    (0.52)
                           ----         -----     -----
 Total From Investment
            Operations     0.33         (0.82)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)        (0.06)       --
 Distributions from
  Realized Gains......    (0.01)        (0.01)       --
 ----                     -----         -----
   Total Dividends and
         Distributions    (0.04)        (0.07)       --
 ----                     -----         -----
Net Asset Value, End
 of Period............    $8.93         $8.64     $9.53
                          =====         =====     =====
Total Return..........     3.73%/(e)/   (8.74)%   (4.70)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $82           $63        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.87%/(f)/    0.87%     0.87%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.64%/(f)/    0.98%     0.83%/(f)/
 Portfolio Turnover
  Rate................    127.0%/(f)/    19.6%    316.2%/(f)/

                          2003/(D)/      2002     2001/(H)/
                          ----           ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.66         $9.55     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --          0.04      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29         (0.88)    (0.45)
                           ----         -----     -----
 Total From Investment
            Operations     0.29         (0.84)    (0.43)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.04)       --
 Distributions from
  Realized Gains......    (0.01)        (0.01)       --
 ----                     -----         -----
   Total Dividends and
         Distributions    (0.01)        (0.05)       --
 ----                     -----         -----
Net Asset Value, End
 of Period............    $8.94         $8.66     $9.55
                          =====         =====     =====
Total Return /(b)/ ...     3.28%/(e)/   (8.89)%   (4.31)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,930        $3,304      $344
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     1.60%/(f)/    1.05%     1.05%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/
  /(c)/ ..............     1.85%/(f)/      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.05)%/(f)/   0.45%     0.70%/(f)/
 Portfolio Turnover
  Rate................    127.0%/(f)/    19.6%    316.2%/(f)/

                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.68         $9.58    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06          0.16      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30         (0.92)    (0.44)
                           ----         -----     -----
 Total From Investment
            Operations     0.36         (0.76)    (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)        (0.13)       --
 Distributions from
  Realized Gains......    (0.01)        (0.01)       --
 ----                     -----         -----
   Total Dividends and
         Distributions    (0.10)        (0.14)       --
 ----                     -----         -----
Net Asset Value, End
 of Period............    $8.94         $8.68     $9.58
                          =====         =====     =====
Total Return..........     4.15%/(e)/   (8.12)%   (4.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $28,091       $15,314    $2,969
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.12%/(f)/    0.12%     0.12%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.43%/(f)/    1.53%     1.77%/(f)/
 Portfolio Turnover
  Rate................    127.0%/(f)/    19.6%    316.2%/(f)/

                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $8.67         $9.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07          0.04      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.28         (0.81)    (0.53)
                           ----         -----     -----
 Total From Investment
            Operations     0.35         (0.77)    (0.44)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)        (0.11)       --
 Distributions from
  Realized Gains......    (0.01)        (0.01)       --
 ----                     -----         -----
   Total Dividends and
         Distributions    (0.08)        (0.12)       --
 ----                     -----         -----
Net Asset Value, End
 of Period............    $8.94         $8.67     $9.56
                          =====         =====     =====
Total Return..........     3.99%/(e)/   (8.26)%   (4.40)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $735          $197       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.38%/(f)/    0.38%     0.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.76%/(f)/    1.16%     1.33%/(f)/
 Portfolio Turnover
  Rate................    127.0%/(f)/    19.6%    316.2%/(f)/

                          2003/(D)/      2002     2001/(G)/
                          ----           ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $8.65         $9.55    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06          0.16      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.28         (0.95)    (0.53)
                           ----         -----     -----
 Total From Investment
            Operations     0.34         (0.79)    (0.45)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)        (0.10)       --
 Distributions from
  Realized Gains......    (0.01)        (0.01)       --
 ----                     -----         -----
   Total Dividends and
         Distributions    (0.07)        (0.11)       --
 ----                     -----         -----
Net Asset Value, End
 of Period............    $8.92         $8.65     $9.55
                          =====         =====     =====
Total Return..........     3.87%/(e)/   (8.49)%   (4.50)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9            $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.50%/(f)/    0.50%     0.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.14%/(f)/    1.67%     1.20%/(f)/
 Portfolio Turnover
  Rate................    127.0%/(f)/    19.6%    316.2%/(f)/


See accompanying notes.

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $8.13        $9.20    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03/(e)/     0.10      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27        (1.09)    (0.83)
                           ----        -----     -----
 Total From Investment
            Operations     0.30        (0.99)    (0.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.08)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.02)       (0.08)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $8.41        $8.13     $9.20
                          =====        =====     =====
Total Return..........     3.72%/(f)/ (10.88)%   (8.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $31           $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.69%/(g)/   0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.68%/(g)/   1.11%     0.51%/(g)/
 Portfolio Turnover
  Rate................    146.3%/(g)/   25.4%     59.0%/(g)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $8.12        $9.19    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30        (1.06)    (0.83)
                           ----        -----     -----
 Total From Investment
            Operations     0.31        (1.00)    (0.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.07)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.01)       (0.07)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $8.42        $8.12     $9.19
                          =====        =====     =====
Total Return..........     3.78%/(f)/ (11.05)%   (8.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $20          $15        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.87%/(g)/   0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.48%/(g)/   0.70%     0.32%/(g)/
 Portfolio Turnover
  Rate................    146.3%/(g)/   25.4%     59.0%/(g)/

                          2003/(D)/     2002     2001/(I)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.15        $9.20     $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        0.04        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.28        (1.04)    (0.77)
                           ----        -----     -----
 Total From Investment
            Operations     0.27        (1.00)    (0.77)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.05)       --
 -----                                 -----
   Total Dividends and
         Distributions       --        (0.05)       --
 -----                                 -----
Net Asset Value, End
 of Period............    $8.42        $8.15     $9.20
                          =====        =====     =====
Total Return /(b)/ ...     3.33%/(f)/ (10.98)%   (7.72)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,059         $776      $273
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     1.70%/(g)/   1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/
  /(c)/ ..............     3.89%/(g)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.33)%/(g)/  0.35%     0.20%/(g)/
 Portfolio Turnover
  Rate................    146.3%/(g)/   25.4%     59.0%/(g)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.14        $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.05         0.15      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29        (1.09)    (0.80)
                           ----        -----     -----
 Total From Investment
            Operations     0.34        (0.94)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.14)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.07)       (0.14)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $8.41        $8.14     $9.22
                          =====        =====     =====
Total Return..........     4.19%/(f)/ (10.45)%   (7.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,074       $6,045    $2,265
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.12%/(g)/   0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.13%/(g)/   1.19%     1.09%/(g)/
 Portfolio Turnover
  Rate................    146.3%/(g)/   25.4%     59.0%/(g)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $8.14        $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03         0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30        (1.05)    (0.83)
                           ----        -----     -----
 Total From Investment
            Operations     0.33        (0.97)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.11)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.05)       (0.11)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $8.42        $8.14     $9.22
                          =====        =====     =====
Total Return..........     4.04%/(f)/ (10.69)%   (7.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $278          $33        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.38%/(g)/   0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.22%/(g)/   1.12%     0.82%/(g)/
 Portfolio Turnover
  Rate................    146.3%/(g)/   25.4%     59.0%/(g)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $8.13        $9.21    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04         0.12      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29        (1.10)    (0.84)
                           ----        -----     -----
 Total From Investment
            Operations     0.33        (0.98)    (0.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.10)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.04)       (0.10)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $8.42        $8.13     $9.21
                          =====        =====     =====
Total Return..........     4.04%/(f)/ (10.81)%   (7.90)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $8           $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.50%/(g)/   0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.88%/(g)/   1.30%     0.69%/(g)/
 Portfolio Turnover
  Rate................    146.3%/(g)/   25.4%     59.0%/(g)/


See accompanying notes.

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(d) /Six months ended April 30, 2003.
/(e) /Calculated based on average shares outstanding during the period.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(i) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.68        $9.99    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.09        (0.04)     0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.28        (0.15)    (0.22)
                           ----        -----     -----
 Total From Investment
            Operations     0.37        (0.19)    (0.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       (0.12)       --
 Distributions from
  Realized Gains......    (0.01)          --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.09)       (0.12)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.96        $9.68     $9.99
                          =====        =====     =====
Total Return..........     3.79%/(e)/  (1.93)%   (0.10)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $718         $767       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.69%/(f)/   0.69%     0.69%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.65%/(f)/   2.28%     3.11%/(f)/
 Portfolio Turnover
  Rate................    115.4%/(f)/   46.2%    103.3%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.67        $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.07/(g)/     0.16      0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29        (0.37)    (0.22)
                           ----        -----     -----
 Total From Investment
            Operations     0.36        (0.21)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.10)       --
 Distributions from
  Realized Gains......    (0.01)          --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.07)       (0.10)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.96        $9.67     $9.98
                          =====        =====     =====
Total Return..........     3.72%/(e)/  (2.11)%   (0.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $30          $15       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.87%/(f)/   0.87%     0.87%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.37%/(f)/   2.55%     2.91%/(f)/
 Portfolio Turnover
  Rate................    115.4%/(f)/   46.2%    103.3%/(f)/

                          2003/(D)/     2002     2001/(I)/
                          ----          ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.68        $9.99    $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05/(g)/     0.10      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29        (0.33)    (0.19)
                           ----        -----     -----
 Total From Investment
            Operations     0.34        (0.23)    (0.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.08)       --
 Distributions from
  Realized Gains......    (0.01)          --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.04)       (0.08)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.98        $9.68     $9.99
                          =====        =====     =====
Total Return /(b)/ ...     3.48%/(e)/  (2.29)%   (0.79)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,270         $754      $104
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     1.30%/(f)/   1.04%     1.04%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/
  /(c)/ ..............     2.55%/(f)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.99%/(f)/   1.84%     2.87%/(f)/
 Portfolio Turnover
  Rate................    115.4%/(f)/   46.2%    103.3%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.72       $10.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.09         0.19      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31        (0.32)    (0.05)
                           ----        -----     -----
 Total From Investment
            Operations     0.40        (0.13)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.18)       --
 Distributions from
  Realized Gains......    (0.01)          --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.15)       (0.18)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.97        $9.72    $10.03
                          =====        =====    ======
Total Return..........     4.06%/(e)/  (1.36)%    0.30%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $31,416      $16,909    $1,623
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.12%/(f)/   0.12%     0.12%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.13%/(f)/   2.97%     3.44%/(f)/
 Portfolio Turnover
  Rate................    115.4%/(f)/   46.2%    103.3%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.70       $10.01    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.09        (0.03)     0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30        (0.13)    (0.22)
                           ----        -----     -----
 Total From Investment
            Operations     0.39        (0.16)     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.15)       --
 Distributions from
  Realized Gains......    (0.01)          --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.12)       (0.15)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.97        $9.70    $10.01
                          =====        =====    ======
Total Return..........     4.01%/(e)/  (1.63)%    0.10%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $326         $148       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.38%/(f)/   0.38%     0.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.91%/(f)/   3.11%     3.42%/(f)/
 Portfolio Turnover
  Rate................    115.4%/(f)/   46.2%    103.3%/(f)/

                          2003/(D)/     2002     2001/(H)/
                          ----          ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.69       $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.10         0.30      0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29        (0.47)    (0.22)
                           ----        -----     -----
 Total From Investment
            Operations     0.39        (0.17)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.14)       --
 Distributions from
  Realized Gains......    (0.01)          --        --
  ----                    -----
   Total Dividends and
         Distributions    (0.11)       (0.14)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.97        $9.69    $10.00
                          =====        =====    ======
Total Return..........     3.99%/(e)/  (1.75)%    0.00%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $10       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.50%/(f)/   0.50%     0.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.86%/(f)/   3.03%     3.28%/(f)/
 Portfolio Turnover
  Rate................    115.4%/(f)/   46.2%    103.3%/(f)/


See accompanying notes.

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Calculated based on average shares outstanding during the period.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(i) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
REAL ESTATE FUND
----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.09       $10.41   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.16         0.23     0.39
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.11         0.79    (0.05)
                           ----         ----    -----
 Total From Investment
            Operations     1.27         1.02     0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.28)       (0.34)   (0.09)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.28)       (0.34)   (0.09)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $12.08       $11.09   $10.41
                         ======       ======   ======
Total Return..........    11.62%/(d)/   9.94%    3.95%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,012       $3,825   $1,302
 Ratio of Expenses to
  Average Net Assets..     1.42%/(e)/   1.42%    1.42%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.40%/(e)/   3.35%    4.33%/(e)/
 Portfolio Turnover
  Rate................     36.8%/(e)/   46.3%    77.5%/(e)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
REAL ESTATE FUND
----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.00       $10.40   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.14         0.48     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.12         0.44    (0.04)
                           ----         ----    -----
 Total From Investment
            Operations     1.26         0.92     0.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.26)       (0.32)   (0.09)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.26)       (0.32)   (0.09)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $12.00       $11.00   $10.40
                         ======       ======   ======
Total Return..........    11.62%/(d)/   8.96%    3.85%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,147       $1,001   $1,339
 Ratio of Expenses to
  Average Net Assets..     1.60%/(e)/   1.60%    1.60%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.04%/(e)/   3.17%    4.16%/(e)/
 Portfolio Turnover
  Rate................     36.8%/(e)/   46.3%    77.5%/(e)/

                          2003/(C)/     2002    2001/(H)/
                          ----          ----    ----
REAL ESTATE FUND
----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.07       $10.45   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.15         0.30     0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.10         0.62     0.32
                           ----         ----     ----
 Total From Investment
            Operations     1.25         0.92     0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)       (0.30)      --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.24)       (0.30)      --
 ----                     -----        -----
Net Asset Value, End
 of Period............   $12.08       $11.07   $10.45
                         ======       ======   ======
Total Return /(a)/ ...    11.40%/(d)/   8.88%    3.67%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $32,103      $20,110   $2,108
 Ratio of Expenses to
  Average Net Assets..     1.90%/(e)/   1.80%    1.76%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.06%/(e)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.91%/(e)/   2.83%    4.01%/(e)/
 Portfolio Turnover
  Rate................     36.8%/(e)/   46.3%    77.5%/(e)/

                          2003/(C)/     2002    2001/(H)/
                          ----          ----    ----
REAL ESTATE FUND
----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $11.17       $10.50   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.21/(f)/     0.45     0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.11         0.63     0.15
                           ----         ----     ----
 Total From Investment
            Operations     1.32         1.08     0.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.35)       (0.41)      --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.35)       (0.41)      --
 ----                     -----        -----
Net Asset Value, End
 of Period............   $12.14       $11.17   $10.50
                         ======       ======   ======
Total Return..........    11.99%/(d)/  10.38%    4.17%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $56,408          $11      $11
 Ratio of Expenses to
  Average Net Assets..     0.85%/(e)/   0.85%    0.85%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.28%/(e)/   3.91%    4.91%/(e)/
 Portfolio Turnover
  Rate................     36.8%/(e)/   46.3%    77.5%/(e)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
REAL ESTATE FUND
----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.03       $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.14         0.23     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.15         0.75    (0.17)
                           ----         ----    -----
 Total From Investment
            Operations     1.29         0.98     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.31)       (0.38)   (0.09)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.31)       (0.38)   (0.09)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $12.01       $11.03   $10.43
                         ======       ======   ======
Total Return..........    11.94%/(d)/   9.47%    4.15%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,250       $5,375   $1,307
 Ratio of Expenses to
  Average Net Assets..     1.11%/(e)/   1.11%    1.11%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.59%/(e)/   3.42%    4.79%/(e)/
 Portfolio Turnover
  Rate................     36.8%/(e)/   46.3%    77.5%/(e)/

                          2003/(C)/     2002    2001/(G)/
                          ----          ----    ----
REAL ESTATE FUND
----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.04       $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.20/(f)/     0.60     0.40
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.07         0.37    (0.04)
                           ----         ----    -----
 Total From Investment
            Operations     1.27         0.97     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.30)       (0.36)   (0.09)
                          -----        -----    -----
   Total Dividends and
         Distributions    (0.30)       (0.36)   (0.09)
                          -----        -----    -----
Net Asset Value, End
 of Period............   $12.01       $11.04   $10.43
                         ======       ======   ======
Total Return..........    11.70%/(d)/   9.44%    4.15%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $144         $850   $1,304
 Ratio of Expenses to
  Average Net Assets..     1.23%/(e)/   1.22%    1.23%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.50%/(e)/   3.55%    4.52%/(e)/
 Portfolio Turnover
  Rate................     36.8%/(e)/   46.3%    77.5%/(e)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Calculated based on average shares outstanding during the period.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(D)/      2002     2001/(H)/
                          ----           ----     ----
SMALLCAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.70        $10.54    $10.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         (0.01)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.60         (0.81)    (0.01)
                           ----         -----     -----
 Total From Investment
            Operations     0.60         (0.82)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --     (0.01)
 Distributions from
  Realized Gains......       --         (0.02)       --
 -----                                  -----
   Total Dividends and
         Distributions       --         (0.02)    (0.01)
  ----                                  -----     -----
Net Asset Value, End
 of Period............   $10.30         $9.70    $10.54
                         ======         =====    ======
Total Return..........     6.19%/(e)/   (7.79)%    0.69%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,034          $906    $1,320
 Ratio of Expenses to
  Average Net Assets..     1.31%/(f)/    1.31%     1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.32%/(f)/    1.32%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.05%/(f)/   (0.08)%    0.14%/(f)/
 Portfolio Turnover
  Rate................    131.3%/(f)/   108.8%    123.5%/(f)/

                          2003/(D)/      2002     2001/(H)/
                          ----           ----     ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.69        $10.53    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)/(g)/   (0.85)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.60          0.03     (0.02)
                           ----          ----     -----
 Total From Investment
            Operations     0.59         (0.82)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --     (0.01)
 Distributions from
  Realized Gains......       --         (0.02)       --
 -----                                  -----
   Total Dividends and
         Distributions       --         (0.02)    (0.01)
  ----                                  -----     -----
Net Asset Value, End
 of Period............   $10.28         $9.69    $10.53
                         ======         =====    ======
Total Return..........     6.09%/(e)/   (7.83)%    0.50%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $174           $49    $1,338
 Ratio of Expenses to
  Average Net Assets..     1.50%/(f)/    1.49%     1.50%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.50%/(f)/    1.50%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.15)%/(f)/  (0.30)%   (0.04)%/(f)/
 Portfolio Turnover
  Rate................    131.3%/(f)/   108.8%    123.5%/(f)/

                          2003/(D)/      2002     2001/(I)/
                          ----           ----     ----
SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.51        $10.38    $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        (0.02)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59         (0.83)    (0.07)
                           ----         -----     -----
 Total From Investment
            Operations     0.58         (0.85)    (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         (0.02)       --
 -----                                  -----
   Total Dividends and
         Distributions       --         (0.02)       --
 -----                                  -----
Net Asset Value, End
 of Period............   $10.09         $9.51    $10.38
                         ======         =====    ======
Total Return /(b)/ ...     6.10%/(e)/   (8.23)%   (0.67)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,372       $17,167    $2,480
 Ratio of Expenses to
  Average Net Assets..     1.70%/(f)/    1.70%     1.66%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.97%/(f)/    1.70%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.35)%/(f)/  (0.44)%   (0.35)%/(f)/
 Portfolio Turnover
  Rate................    131.3%/(f)/   108.8%    123.5%/(f)/

                          2003/(D)/      2002     2001/(I)/
                          ----           ----     ----
SMALLCAP BLEND FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.60        $10.44    $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03          0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.60         (0.78)    (0.07)
                           ----         -----     -----
 Total From Investment
            Operations     0.63         (0.75)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.06)       --
 Distributions from
  Realized Gains......       --         (0.02)       --
 Tax Return of Capital
  Distributions.......       --         (0.01)       --
 -----                                  -----
   Total Dividends and
         Distributions       --         (0.09)       --
 -----                                  -----
Net Asset Value, End
 of Period............   $10.23         $9.60    $10.44
                         ======         =====    ======
Total Return..........     6.56%/(e)/   (7.34)%   (0.10)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,032        $4,681       $10
 Ratio of Expenses to
  Average Net Assets..     0.74%/(f)/    0.74%     0.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.75%/(f)/    0.75%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.62%/(f)/    0.66%     0.71%/(f)/
 Portfolio Turnover
  Rate................    131.3%/(f)/   108.8%    123.5%/(f)/

                          2003/(D)/      2002     2001/(H)/
                          ----           ----     ----
SMALLCAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.74        $10.58    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --          0.16      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.62         (0.94)    (0.02)
                           ----         -----     -----
 Total From Investment
            Operations     0.62         (0.78)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.03)    (0.01)
 Distributions from
  Realized Gains......       --         (0.02)       --
 Tax Return of Capital
  Distributions.......       --         (0.01)       --
 -----                                  -----
   Total Dividends and
         Distributions       --         (0.06)    (0.01)
  ----                                  -----     -----
Net Asset Value, End
 of Period............   $10.36         $9.74    $10.58
                         ======         =====    ======
Total Return..........     6.37%/(e)/   (7.48)%    0.98%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $230          $202    $1,322
 Ratio of Expenses to
  Average Net Assets..     1.00%/(f)/    1.00%     1.01%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.01%/(f)/    1.01%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.36%/(f)/    0.19%     0.31%/(f)/
 Portfolio Turnover
  Rate................    131.3%/(f)/   108.8%    123.5%/(f)/

                          2003/(D)/      2002     2001/(H)/
                          ----           ----     ----
SMALLCAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.69        $10.57    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)         0.79      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.62         (1.63)    (0.01)
                           ----         -----     -----
 Total From Investment
            Operations     0.61         (0.84)     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.02)    (0.01)
 Distributions from
  Realized Gains......       --         (0.02)       --
 -----                                  -----
   Total Dividends and
         Distributions       --         (0.04)    (0.01)
  ----                                  -----     -----
Net Asset Value, End
 of Period............   $10.30         $9.69    $10.57
                         ======         =====    ======
Total Return..........     6.30%/(e)/   (7.98)%    0.88%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11           $10    $1,322
 Ratio of Expenses to
  Average Net Assets..     1.13%/(f)/    1.12%     1.13%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.13%/(f)/    1.12%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.23%/(f)/    0.07%     0.33%/(f)/
 Portfolio Turnover
  Rate................    131.3%/(f)/   108.8%    123.5%/(f)/


See accompanying notes.

                                      400


/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. /(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Calculated based on average shares outstanding during the period.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.54, $.55, $.55 and $.55 per share, respectively, from November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2003/(D)/      2002      2001/(H)/
                         ----           ----      ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $5.03         $7.56      $9.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)        (0.06)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.49         (2.11)     (1.82)
                          ----         -----      -----
 Total From Investment
            Operations    0.47         (2.17)     (1.88)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......      --         (0.36)        --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.36)        --
 ----                                  -----
Net Asset Value, End
 of Period............   $5.50         $5.03      $7.56
                         =====         =====      =====
Total Return..........    9.34%/(e)/  (30.69)%   (19.06)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $688          $630       $947
 Ratio of Expenses to
  Average Net Assets..    1.32%/(f)/    1.32%      1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      --          1.32%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.68)%/(f)/  (0.93)%    (1.02)%/(f)/
 Portfolio Turnover
  Rate................   309.3%/(f)/   255.3%     178.3%/(f)/

                         2003/(D)/      2002      2001/(H)/
                         ----           ----      ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $5.03         $7.56      $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)        (0.08)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48         (2.09)     (1.81)
                          ----         -----      -----
 Total From Investment
            Operations    0.46         (2.17)     (1.89)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......      --         (0.36)        --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.36)        --
 ----                                  -----
Net Asset Value, End
 of Period............   $5.49         $5.03      $7.56
                         =====         =====      =====
Total Return..........    9.15%/(e)/  (30.69)%   (19.14)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $708          $646       $963
 Ratio of Expenses to
  Average Net Assets..    1.50%/(f)/    1.49%      1.50%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      --          1.50%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.86)%/(f)/  (1.11)%    (1.19)%/(f)/
 Portfolio Turnover
  Rate................   309.3%/(f)/   255.3%     178.3%/(f)/

                         2003/(D)/      2002      2001/(I)/
                         ----           ----      ----
SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $4.84         $7.31      $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)        (0.20)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.46         (1.91)     (1.72)
                          ----         -----      -----
 Total From Investment
            Operations    0.43         (2.11)     (1.75)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......      --         (0.36)        --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.36)        --
 ----                                  -----
Net Asset Value, End
 of Period............   $5.27         $4.84      $7.31
                         =====         =====      =====
Total Return /(b)/ ...    8.88%/(e)/  (30.92)%   (18.42)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,471        $4,449     $1,322
 Ratio of Expenses to
  Average Net Assets..    1.83%/(f)/    1.70%      1.64%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    2.52%/(f)/    1.70%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.20)%/(f)/  (1.27)%    (1.32)%/(f)/
 Portfolio Turnover
  Rate................   309.3%/(f)/   255.3%     178.3%/(f)/

                         2003/(D)/      2002      2001/(I)/
                         ----           ----      ----
SMALLCAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $4.91         $7.35      $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....  --/(g)/           --      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.47         (2.08)     (1.70)
                          ----         -----      -----
 Total From Investment
            Operations    0.47         (2.08)     (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......      --         (0.36)        --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.36)        --
 ----                                  -----
Net Asset Value, End
 of Period............   $5.38         $4.91      $7.35
                         =====         =====      =====
Total Return..........    9.57%/(e)/  (30.33)%   (17.97)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $6        $4,344       $560
 Ratio of Expenses to
  Average Net Assets..    0.75%/(f)/    0.75%      0.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      --          0.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.08)%/(f)/  (0.31)%    (0.45)%/(f)/
 Portfolio Turnover
  Rate................   309.3%/(f)/   255.3%     178.3%/(f)/

                         2003/(D)/      2002      2001/(H)/
                         ----           ----      ----
SMALLCAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $5.06         $7.58      $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)        (0.04)     (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.49         (2.12)     (1.77)
                          ----         -----      -----
 Total From Investment
            Operations    0.48         (2.16)     (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......      --         (0.36)        --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.36)        --
 ----                                  -----
Net Asset Value, End
 of Period............   $5.54         $5.06      $7.58
                         =====         =====      =====
Total Return..........    9.49%/(e)/  (30.47)%   (19.02)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $745          $666       $948
 Ratio of Expenses to
  Average Net Assets..    1.01%/(f)/    1.01%      1.01%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      --          1.01%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.37)%/(f)/  (0.62)%    (0.77)%/(f)/
 Portfolio Turnover
  Rate................   309.3%/(f)/   255.3%     178.3%/(f)/

                         2003/(D)/      2002      2001/(H)/
                         ----           ----      ----
SMALLCAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $5.06         $7.58      $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)        (0.05)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48         (2.11)     (1.82)
                          ----         -----      -----
 Total From Investment
            Operations    0.47         (2.16)     (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......      --         (0.36)        --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.36)        --
 ----                                  -----
Net Asset Value, End
 of Period............   $5.53         $5.06      $7.58
                         =====         =====      =====
Total Return..........    9.29%/(e)/  (30.47)%   (19.02)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $692          $633       $948
 Ratio of Expenses to
  Average Net Assets..    1.13%/(f)/    1.12%      1.13%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      --          1.12%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.49)%/(f)/  (0.74)%    (0.83)%/(f)/
 Portfolio Turnover
  Rate................   309.3%/(f)/   255.3%     178.3%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Calculated based on average shares outstanding during the period.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred recognized $.01 of net operating loss per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $ .55 per share, during the initial interim period.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003/(C)/     2002     2001/(G)/
                          ----          ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.75       $10.36    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         0.02      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30        (0.49)    (0.11)
                           ----        -----     -----
 Total From Investment
            Operations     0.30        (0.47)    (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --     (0.01)
 Distributions from
  Realized Gains......       --        (0.14)       --
 -----                                 -----
   Total Dividends and
         Distributions       --        (0.14)    (0.01)
  ----                                 -----     -----
Net Asset Value, End
 of Period............   $10.05        $9.75    $10.36
                         ======        =====    ======
Total Return..........     3.08%/(d)/  (4.75)%   (0.93)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,299         $676    $1,296
 Ratio of Expenses to
  Average Net Assets..     0.72%/(e)/   0.72%     0.72%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.24%/(e)/   0.09%     0.09%/(e)/
 Portfolio Turnover
  Rate................     29.8%/(e)/   61.0%     62.0%/(e)/

                          2003/(C)/     2002     2001/(G)/
                          ----          ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.71       $10.34    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --        (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31        (0.48)    (0.12)
                           ----        -----     -----
 Total From Investment
            Operations     0.31        (0.49)    (0.12)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --     (0.01)
 Distributions from
  Realized Gains......       --        (0.14)       --
 -----                                 -----
   Total Dividends and
         Distributions       --        (0.14)    (0.01)
  ----                                 -----     -----
Net Asset Value, End
 of Period............   $10.02        $9.71    $10.34
                         ======        =====    ======
Total Return..........     3.19%/(d)/  (4.96)%   (1.12)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,258       $1,344    $1,294
 Ratio of Expenses to
  Average Net Assets..     0.90%/(e)/   0.90%     0.90%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.07%/(e)/  (0.09)%   (0.09)%/(e)/
 Portfolio Turnover
  Rate................     29.8%/(e)/   61.0%     62.0%/(e)/

                          2003/(C)/     2002     2001/(H)/
                          ----          ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.50       $10.14    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)       (0.01)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.26        (0.49)    (0.59)
                           ----        -----     -----
 Total From Investment
            Operations     0.25        (0.50)    (0.60)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --        (0.14)       --
 -----                                 -----
   Total Dividends and
         Distributions       --        (0.14)       --
 -----                                 -----
Net Asset Value, End
 of Period............    $9.75        $9.50    $10.14
                          =====        =====    ======
Total Return /(a)/ ...     2.63%/(d)/  (5.16)%   (5.59)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,234       $7,197    $1,860
 Ratio of Expenses to
  Average Net Assets..     1.34%/(e)/   1.10%     1.06%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.62%/(e)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.38)%/(e)/ (0.28)%   (0.26)%/(e)/
 Portfolio Turnover
  Rate................     29.8%/(e)/   61.0%     62.0%/(e)/

                          2003/(C)/     2002     2001/(H)/
                          ----          ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.59       $10.19    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.07      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29        (0.47)    (0.60)
                           ----        -----     -----
 Total From Investment
            Operations     0.31        (0.40)    (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.06)       --
 Distributions from
  Realized Gains......       --        (0.14)       --
 -----                                 -----
   Total Dividends and
         Distributions    (0.04)       (0.20)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.86        $9.59    $10.19
                          =====        =====    ======
Total Return..........     3.29%/(d)/  (4.19)%   (5.12)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,648           $9        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%/(e)/   0.15%     0.15%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.83%/(e)/   0.66%     0.65%/(e)/
 Portfolio Turnover
  Rate................     29.8%/(e)/   61.0%     62.0%/(e)/

                          2003/(C)/     2002     2001/(G)/
                          ----          ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.77       $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.02      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29        (0.45)    (0.14)
                           ----        -----     -----
 Total From Investment
            Operations     0.31        (0.43)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.03)    (0.01)
 Distributions from
  Realized Gains......       --        (0.14)       --
 -----                                 -----
   Total Dividends and
         Distributions    (0.02)       (0.17)    (0.01)
                          -----        -----     -----
Net Asset Value, End
 of Period............   $10.06        $9.77    $10.37
                         ======        =====    ======
Total Return..........     3.16%/(d)/  (4.35)%   (0.83)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,139       $6,850    $1,302
 Ratio of Expenses to
  Average Net Assets..     0.41%/(e)/   0.41%     0.41%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.56%/(e)/   0.42%     0.35%/(e)/
 Portfolio Turnover
  Rate................     29.8%/(e)/   61.0%     62.0%/(e)/

                          2003/(C)/     2002     2001/(G)/
                          ----          ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.76       $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02/(f)/     0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29        (0.51)    (0.11)
                           ----        -----     -----
 Total From Investment
            Operations     0.31        (0.45)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)    (0.01)
 Distributions from
  Realized Gains......       --        (0.14)       --
 -----                                 -----
   Total Dividends and
         Distributions    (0.01)       (0.16)    (0.01)
                          -----        -----     -----
Net Asset Value, End
 of Period............   $10.06        $9.76    $10.37
                         ======        =====    ======
Total Return..........     3.14%/(d)/  (4.56)%   (0.83)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $79         $570    $1,298
 Ratio of Expenses to
  Average Net Assets..     0.53%/(e)/   0.52%     0.53%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.44%/(e)/   0.28%     0.28%/(e)/
 Portfolio Turnover
  Rate................     29.8%/(e)/   61.0%     62.0%/(e)/


See accompanying notes.

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The voluntary waiver began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Calculated based on average shares outstanding during the period.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from November 30, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2003/(D)/      2002     2001/(G)/
                         ----           ----     ----
SMALLCAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.56        $10.62    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          0.05      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.55          0.40      0.37
                          ----          ----      ----
 Total From Investment
            Operations    0.55          0.45      0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --         (0.04)    (0.03)
 Distributions from
  Realized Gains......      --         (0.47)       --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.51)    (0.03)
 ----                                  -----     -----
Net Asset Value, End
 of Period............  $11.11        $10.56    $10.62
                        ======        ======    ======
Total Return..........    5.25%/(e)/    3.98%     4.89%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,222        $1,145    $1,328
 Ratio of Expenses to
  Average Net Assets..    1.32%/(f)/    1.31%     1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.32%/(f)/    1.32%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.03%/(f)/    0.36%     0.64%/(f)/
 Portfolio Turnover
  Rate................   247.2%/(f)/   134.3%     89.1%/(f)/

                         2003/(D)/      2002     2001/(G)/
                         ----           ----     ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.55        $10.60    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         0.04      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.56          0.40      0.36
                          ----          ----      ----
 Total From Investment
            Operations    0.54          0.44      0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --         (0.02)    (0.03)
 Distributions from
  Realized Gains......      --         (0.47)       --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.49)    (0.03)
 ----                                  -----     -----
Net Asset Value, End
 of Period............  $11.09        $10.55    $10.60
                        ======        ======    ======
Total Return..........    5.12%/(e)/    3.90%     4.69%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,249          $891    $1,326
 Ratio of Expenses to
  Average Net Assets..    1.50%/(f)/    1.49%     1.50%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.50%/(f)/    1.50%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.14)%/(f)/   0.19%     0.47%/(f)/
 Portfolio Turnover
  Rate................   247.2%/(f)/   134.3%     89.1%/(f)/

                         2003/(D)/      2002     2001/(H)/
                         ----           ----     ----
SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.42        $10.48    $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)        (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.54          0.42     (0.16)
                          ----          ----     -----
 Total From Investment
            Operations    0.52          0.41     (0.16)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......      --         (0.47)       --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.47)       --
 ----                                  -----
Net Asset Value, End
 of Period............  $10.94        $10.42    $10.48
                        ======        ======    ======
Total Return /(b)/ ...    4.99%/(e)/    3.65%    (1.04)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,491        $4,953      $749
 Ratio of Expenses to
  Average Net Assets..    1.70%/(f)/    1.69%     1.66%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    2.35%/(f)/    1.70%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.35)%/(f)/  (0.07)%    0.12%/(f)/
 Portfolio Turnover
  Rate................   247.2%/(f)/   134.3%     89.1%/(f)/

                         2003/(D)/      2002     2001/(H)/
                         ----           ----     ----
SMALLCAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.48        $10.54    $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          0.12      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.59          0.39     (0.11)
                          ----          ----     -----
 Total From Investment
            Operations    0.59          0.51     (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)        (0.10)       --
 Distributions from
  Realized Gains......      --         (0.47)       --
 ----                                  -----
   Total Dividends and
         Distributions   (0.07)        (0.57)       --
 ----                    -----         -----
Net Asset Value, End
 of Period............  $11.00        $10.48    $10.54
                        ======        ======    ======
Total Return..........    5.61%/(e)/    4.60%    (0.47)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,531        $9,641    $1,144
 Ratio of Expenses to
  Average Net Assets..    0.75%/(f)/    0.74%     0.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    0.75%/(f)/    0.75%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.63%/(f)/    0.88%     0.79%/(f)/
 Portfolio Turnover
  Rate................   247.2%/(f)/   134.3%     89.1%/(f)/

                         2003/(D)/      2002     2001/(G)/
                         ----           ----     ----
SMALLCAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.58        $10.64    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          0.11      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.58          0.37      0.31
                          ----          ----      ----
 Total From Investment
            Operations    0.58          0.48      0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)        (0.07)    (0.03)
 Distributions from
  Realized Gains......      --         (0.47)       --
 ----                                  -----
   Total Dividends and
         Distributions   (0.04)        (0.54)    (0.03)
                         -----         -----     -----
Net Asset Value, End
 of Period............  $11.12        $10.58    $10.64
                        ======        ======    ======
Total Return..........    5.47%/(e)/    4.29%     5.09%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,322        $1,056    $1,330
 Ratio of Expenses to
  Average Net Assets..    1.01%/(f)/    1.00%     1.01%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.01%/(f)/    1.01%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.33%/(f)/    0.67%     1.18%/(f)/
 Portfolio Turnover
  Rate................   247.2%/(f)/   134.3%     89.1%/(f)/

                         2003/(D)/      2002     2001/(G)/
                         ----           ----     ----
SMALLCAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.57        $10.63    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03          0.10      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.54          0.37      0.37
                          ----          ----      ----
 Total From Investment
            Operations    0.57          0.47      0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)        (0.06)    (0.03)
 Distributions from
  Realized Gains......      --         (0.47)       --
 ----                                  -----
   Total Dividends and
         Distributions   (0.03)        (0.53)    (0.03)
                         -----         -----     -----
Net Asset Value, End
 of Period............  $11.11        $10.57    $10.63
                        ======        ======    ======
Total Return..........    5.35%/(e)/    4.17%     4.99%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $793          $876    $1,330
 Ratio of Expenses to
  Average Net Assets..    1.13%/(f)/    1.11%     1.13%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.13%/(f)/    1.12%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.22%/(f)/    0.56%     0.83%/(f)/
 Portfolio Turnover
  Rate................   247.2%/(f)/   134.3%     89.1%/(f)/


See accompanying notes.

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The voluntary waiver began on November 1, 2002. /(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Mutual Fund and the Principal Variable Contracts Fund, Inc. that are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" are defined in the Investment Company Act of 1940, as amended. The interested persons shown below are considered to be interested because of a current or former affiliation with the Manager or Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND DATE OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR
                                    -----------------------  -------------     -------------



                                                      96             None

 James D. Davis
 Director since 1974     Attorney. Vice
 Member Audit and        President, Deere and
 Nominating Committee    Company, Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

                                                      96             None
 Pamela A. Ferguson
 Director since 1993     Professor of
 Member Audit and        Mathematics, Grinnell
 Nominating Committee    College since 1998.
 4112 River Oaks         Prior thereto,
 Drive, Des Moines,      President, Grinnell
 Iowa                    College.
 05/05/43

                                                      96             None
 Richard W. Gilbert
 Director since 1985     President, Gilbert
 Member Audit and        Communications, Inc.
 Nominating Committee    since 1993. Prior
 5040 Arbor Lane,        thereto, President
 #302, Northfield,       and Publisher,
 Illinois.               Pioneer Press.
 05/08/40

                                                      96             None


 William C. Kimball      Chairman and CEO,
 Director since 1999     Medicap Pharmacies,
 Member Audit and        Inc. since 1998.
 Nominating Committee    Prior thereto,
 4350 Westown Parkway,   President and CEO.
 Suite 400
 West Des Moines, Iowa
 11/28/47

                                                      96              None

 Barbara A. Lukavsky
 Director since 1987     President and CEO,
 Member Audit and        Barbican Enterprises,
 Nominating Committee    Inc. since 1997.
 Member Executive        President and CEO, Lu
 Committee               San ELITE USA, L.C.
 13731 Bay Hill Court,   1985-1998.
 Clive, Iowa
 09/10/40



THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF CURRENT OR FORMER AFFILIATION WITH THE

MANAGER OR PRINCIPAL LIFE. .

                              Executive Vice
                              President, Principal
                              Life since 2000;
                              Senior Vice
                              President, 1996-2000;
 John E. Aschenbrenner        Vice President -             96               None
 Director since 1998          Individual Markets
 08/16/49                     1990-1996. Director,
                              Principal Management
                              Corporation and
                              Princor Financial
                              Services Corporation
                              ("Princor").

                         Senior Vice
                         President, 2002. Vice
                         President, Principal
                         Life Insurance
 Ralph C. Eucher         Company 1999-2002.
 Director and            Director and
 President since 1999    President, Princor           96               None
 Member Executive        and Principal
 Committee               Management
 06/14/52                Corporation since
                         1999. Prior thereto,
                         Second Vice
                         President, Principal
                         Life Insurance
                         Company.

                         Executive Vice
                         President, Principal
 Larry D. Zimpleman      Life since 2001.
 Director and Chairman   Senior Vice
 of the Board since      President,1999-2001.         96               None
 December 2001           Vice
 Member Executive        President,1998-1999.
 Committee               Prior thereto, Vice
 09/07/51                President--Pension

The Audit and Nominating Committee considers management's recommendation of independent auditor for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Additional information about the Fund is available in the Prospectus and Statement of Additional Information both dated March 1, 2003. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

                          SHAREHOLDER MEETING RESULTS

  SPECIAL MEETING OF SHAREHOLDERS PRINCIPAL INVESTORS FUND, INC. - TECHNOLOGY
                          FUND HELD NOVEMBER 20, 2002

1) Approval of an Agreement and Plan of Acquisition that the Principal Investors Fund, Inc. - LargeCap Growth Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Technology Fund (the "Acquired Fund") and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock, and the Acquired Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

         IN FAVOR                    OPPOSED                      ABSTAIN
         --------                    -------                      -------
      2,077,465.299                102,224.226                  16,907.253

  SPECIAL MEETING OF SHAREHOLDERS PRINCIPAL INVESTORS FUND, INC. - PARTNERS
                             LARGECAP BLEND FUND I
                            HELD NOVEMBER 20, 2002


1) Ratification and approval of the Sub-Advisory Agreements between Goldman Sachs Asset Management and Wellington Management Company, LLP with Principal Management Corporation presented at this meeting and authorizes Principal Management Corporation to execute Sub-Advisory Agreements with Goldman Sachs Asset Management and Wellington Management Company, LLP in substantially the form presented at this meeting.

         IN FAVOR                    OPPOSED                      ABSTAIN
         --------                    -------                      -------
      1,801,254.687                25,459.386                   76,080.978




2) Ratification and approval of Principal Management Corporation's ultimate responsibility to oversee Sub-Advisory activity and accordingly, with the approval of the Fund's Board of Directors, to appoint and replace the Fund's Sub-Advisor and enter into and amend sub-advisory agreements without further shareholder approval.

         IN FAVOR                    OPPOSED                      ABSTAIN
         --------                    -------                      -------

      1,748,691.364                82,148.016                  71,955.671


SPECIAL MEETING OF SHAREHOLDERS PRINCIPAL INVESTORS FUND, INC. - INTERNATIONAL
                        FUND II HELD FEBRUARY 19, 2003

1) Ratification and approval of the Sub-Advisory Agreement between Principal Management Corporation and Invista Capital Management, LLC presented at this meeting and authorizes Principal Management Corporation to execute a Sub-Advisory Agreement with Invista Capital Management, LLC in substantially the form presented at this meeting.

         IN FAVOR                    OPPOSED                      ABSTAIN
         --------                    -------                      -------
     19,314,103.298                47,419.054                   10,945.188

Item 2. Code of Ethics.

        N/A to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

        N/A to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

        N/A to the semi-annual filing.

Items 5-6.      [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        N/A as this is an Open-End Management Investment Company.

Item 8. [Reserved]

Item 9. Controls and Procedures.

          In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President, Ralph C. Eucher, and our Chief Financial Officer, Jill R. Brown, have reviewed and evaluated our disclosure controls and procedures as of June 18, 2003, and have concluded that our disclosure controls and procedures are effective.

          There were no significant changes in our internal controls, or in other factors that could significantly affect our internal controls subsequent to June 18, 2003.

Item 10. Exhibits.

         a. Code of Ethics*

         b. 302 Certifications**

         c. 906 Certifications**

*   To be filed with the annual filing.
**  Included as a part of this filing.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 19th day of June, 2003.

                                        Principal Investors Fund, Inc.
                                                (Registrant)

                                                /s/ Ralph C. Eucher
                                        By _____________________________________
                                           Ralph C. Eucher, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       Signature                         Title                       Date


/s/ R. C. Eucher
_____________________________      President and Director        June 19, 2003
R. C. Eucher                                                   _________________


/s/ Jill R. Brown
_____________________________      Vice President and            June 19, 2003
J. R. Brown                        Chief Financial Officer     _________________